                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end:  October 31

Date of reporting period:   April 30, 2005

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      SEMIANNUAL REPORT
      April 30, 2005

      Schwab S&P 500 Index Fund
      (formerly Schwab S&P 500 Fund)

      Schwab 1000 Index(R) Fund
      (formerly Schwab 1000 Fund(R))

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

                                                           [CHARLES SCHWAB LOGO]

         Five ways to put the power of the stock market in your portfolio-- with some of the lowest expenses in the industry.

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts ..............................................   6

      Schwab S&P 500 Index Fund .................   6
      Schwab 1000 Index(R) Fund .................  10
      Schwab Small-Cap Index Fund(R) ............  13
      Schwab Total Stock Market
      Index Fund(R) .............................  16
      Schwab International Index Fund(R) ........  19

   Fund Expenses ...........................................................  22

   Financial Statements ....................................................  24

      Schwab S&P 500 Index Fund .................  24
      Schwab 1000 Index(R) Fund .................  34
      Schwab Small-Cap Index Fund(R) ............  43
      Schwab Total Stock Market
      Index Fund(R) .............................  51
      Schwab International Index Fund(R) ........  60

   Financial Notes .........................................................  68

   Trustees and Officers of
   Schwab Capital Trust ....................................................  73

   Glossary ................................................................  76

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I am a big fan of mutual funds and have been throughout my 40-year career. During this time I've watched the mutual fund market grow, with investors today having nearly 17,000 funds from which to choose.

I also have advocated the need to take a long-term view of investing, as well as the importance of developing and maintaining an asset allocation plan. I continue to believe that mutual funds are excellent vehicles to help you build a diversified portfolio in keeping with your goals.

We have designed Schwab equity funds to deliver a combination of strong performance and good value. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Dividend Equity Fund, which performed very well over the report period. The Fund is one of eight powered by Schwab Equity Ratings(R) and uses the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 annual stock-selection competition.

Looking forward, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We will continue to expand the array of products and services that can help you meet your long- and short-term investment goals.

In closing, I want to remind you that our commitment to our shareholders will not change. Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

I'm also happy to announce that Schwab Funds has launched another fund. The Schwab Premier Equity Fund(TM), the newest addition to Schwab Funds' Active Equity Fund family, was launched on March 21, 2005. The Schwab Premier Equity Fund portfolio managers use a multi-cap strategy and include a variety of investment styles and asset classes, shifting between growth and value according to market conditions. The Fund also is diversified across all sectors. With this broad coverage, the Schwab Premier Equity Fund can be an integral part of a balanced, diversified portfolio that can help you reach your long-term investment goals.

In terms of value, the Schwab Premier Equity Fund, as well as other Schwab funds, offer Select Shares, a share class that has lower expenses and higher investment minimums than Investor Shares.

I speak for all of Schwab Funds when I say we want Schwab to be a place where investors can find useful, quality financial products and services to help them succeed. Regardless of the size of their portfolios, Schwab should be the place investors can trust to watch out for their best interests.

I continue to look for more ways to offer you relevant choices and value. Your trust is very important to us, and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500(R) Index 1 was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index(SM) 2 was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part,

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day co-manager of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

THE SCHWAB S&P 500 FUND ENDED THE SIX-MONTH REPORT PERIOD UP 3.13%, TRACKING ITS BENCHMARK, THE S&P 500 INDEX, WHICH WAS UP 3.28%.

Interestingly, most of this appreciation occurred during the beginning of the report period. Once the calendar turned into 2005, the equity markets became extremely volatile. While the pace of growth decelerated during the report period, the price of crude oil still increased, making

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

              LEHMAN BROTHERS
              U.S. AGGREGATE    MSCI-EAFE(R)   RUSSELL 2000(R)    S&P 500(R)
                BOND INDEX         INDEX           INDEX             INDEX
31-Oct-04          0.00              0.00           0.00             0.00
05-Nov-04         -0.52              3.71           3.53             3.21
12-Nov-04         -0.49              4.81           6.60             4.88
19-Nov-04         -0.40              5.92           5.15             3.69
26-Nov-04         -0.47              6.96           8.21             4.81
03-Dec-04         -0.38              8.68          10.13             5.62
10-Dec-04          0.13              5.79           8.44             5.37
17-Dec-04         -0.05              7.36          10.16             5.95
24-Dec-04          0.02             10.52          11.44             7.40
31-Dec-04          0.12             11.52          11.89             7.59
07-Jan-05         -0.09              8.50           5.32             5.35
14-Jan-05          0.27              8.74           6.07             5.22
21-Jan-05          0.68              7.81           4.98             3.75
28-Jan-05          0.70              8.68           5.33             4.08
04-Feb-05          1.05             10.43           9.55             6.95
11-Feb-05          1.03             11.16           9.11             7.23
18-Feb-05          0.51             12.75           8.33             6.94
25-Feb-05          0.47              13.4           9.63             7.86
04-Mar-05          0.44             15.44          10.92             8.86
11-Mar-05         -0.43             15.54           7.84             6.96
18-Mar-05         -0.34             14.06           7.13             6.04
25-Mar-05         -0.79             11.43           5.88             4.42
01-Apr-05         -0.16             11.55           5.31             4.59
08-Apr-05         -0.28             12.02           5.20             5.37
15-Apr-05          0.55             10.11           0.06             1.95
22-Apr-05          0.78             10.36           1.57             2.81
29-Apr-05          0.98              8.71          -0.15             3.28

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares .........................        3.13%
Select Shares(R) ........................        3.25%
e.Shares(R) .............................        3.21%
Benchmark ...............................        3.28%

Performance Details .....................    pages 6-8

SCHWAB 1000 INDEX(R) FUND
Investor Shares .........................        3.59%
Select Shares ...........................        3.66%
Benchmark ...............................        3.63%

Performance Details .....................  pages 10-11

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares .........................        0.59%
Select Shares ...........................        0.65%
Benchmark ...............................        0.69%

Performance Details .....................  pages 13-14

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares .........................        3.49%
Select Shares ...........................        3.57%
Benchmark ...............................        3.50%

Performance Details .....................  pages 16-17

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares .........................        8.09%
Select Shares ...........................        8.20%
Benchmark ...............................        7.87%

Performance Details .....................  pages 19-20

energy-related stocks the top performers. Within this Fund, the best performing sectors were Utilities and Energy. On the downside, Information Technology was the worst performing sector during the report period.

THE SCHWAB 1000 INDEX FUND was up 3.59% for the report period, closely tracking its benchmark, the Schwab 1000 Index(R), which was up 3.63%. Once the calendar turned into 2005, the equity markets became extremely volatile. While the price of a barrel of oil continued to rise during the report period, the pace of growth decelerated, making energy-related stocks the top performers in the Fund. In addition to Energy, the Utilities sector also was strong. On the downside, Information Technology continued to struggle.

THE SCHWAB SMALL-CAP INDEX FUND was up 0.59% for the period, tracking its benchmark, the Schwab Small-Cap Index, which was up 0.69%. While this Fund tended to be more volatile than the large-cap fund, the price of oil impacted performance significantly, and just as its larger-cap cohorts rallied in the Energy sector, so, too, did small cap. Consumer Staples also performed well. On the downside, the Information Technology and Telecommunications Services sectors continued to struggle.

THE SCHWAB TOTAL STOCK MARKET INDEX FUND was up 3.49% for the six-month report period, nearly matching its benchmark, the Dow Jones Wilshire 5000 Composite Index, which was up 3.50%. The best performing sectors in the Fund were Health Care and Energy. Conversely, Information Technology was the worst performing sector.

THE SCHWAB INTERNATIONAL INDEX FUND was up 8.09%, outperforming its benchmark, the Schwab International Index, which was up 7.87% for the six-month report period. Within the Fund, Australia was the best performing country, while Singapore contributed the least to returns. The top sectors were Consumer Staples and Health Care, while Information Technology performed as poorly overseas as it did in the U.S.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                     Schwab Equity Index Funds 5

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.


[BAR CHART]

                                  Fund:
                              INVESTOR SHARES   Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPIX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.13%           3.28%            3.26%
1 YEAR                            6.02%           6.34%            5.50%
5 YEARS                          -3.23%          -2.94%           -2.54%
SINCE INCEPTION: 5/1/96           7.83%           8.23%            6.80%

                                           6 MONTHS                1 YEAR                5 YEARS             SINCE INCEPTION

                                       Fund:                  Fund:                  Fund:                  Fund:
                                     INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund
                                      SHARES    Category:    SHARES    Category:    SHARES    Category:    SHARES    Category:
                                      Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR
                                      Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX               SWPIX       BLEND      SWPIX       BLEND      SWPIX       BLEND      SWPIX       BLEND
-------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     2.88%      0.96%       5.77%      3.36%      -3.56%     -3.39%       7.46%       n/a
-------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    2.38%      1.00%       4.27%      2.63%      -2.87%     -2.56%       6.70%       n/a
-------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$19,722 INVESTOR SHARES

$20,399 S&P 500(R) INDEX

[LINE GRAPH]

                 INVESTOR SHARES     S&P 500(R) INDEX
01-May-96            $10,000             $10,000
31-May-96            $10,250             $10,257
30-Jun-96            $10,290             $10,296
31-Jul-96             $9,840              $9,841
31-Aug-96            $10,040             $10,049
30-Sep-96            $10,600             $10,613
31-Oct-96            $10,880             $10,906
30-Nov-96            $11,690             $11,731
31-Dec-96            $11,462             $11,498
31-Jan-97            $12,157             $12,216
28-Feb-97            $12,248             $12,312
31-Mar-97            $11,744             $11,808
30-Apr-97            $12,430             $12,511
31-May-97            $13,186             $13,272
30-Jun-97            $13,760             $13,867
31-Jul-97            $14,849             $14,969
31-Aug-97            $14,012             $14,131
30-Sep-97            $14,778             $14,904
31-Oct-97            $14,284             $14,406
30-Nov-97            $14,930             $15,073
31-Dec-97            $15,184             $15,332
31-Jan-98            $15,357             $15,502
28-Feb-98            $16,455             $16,620
31-Mar-98            $17,289             $17,471
30-Apr-98            $17,452             $17,647
31-May-98            $17,147             $17,344
30-Jun-98            $17,838             $18,048
31-Jul-98            $17,645             $17,857
31-Aug-98            $15,092             $15,278
30-Sep-98            $16,058             $16,257
31-Oct-98            $17,340             $17,579
30-Nov-98            $18,387             $18,645
31-Dec-98            $19,443             $19,718
31-Jan-99            $20,253             $20,543
28-Feb-99            $19,617             $19,904
31-Mar-99            $20,397             $20,700
30-Apr-99            $21,176             $21,501
31-May-99            $20,663             $20,994
30-Jun-99            $21,812             $22,159
31-Jul-99            $21,125             $21,467
31-Aug-99            $21,012             $21,360
30-Sep-99            $20,428             $20,775
31-Oct-99            $21,709             $22,090
30-Nov-99            $22,150             $22,539
31-Dec-99            $23,448             $23,866
31-Jan-00            $22,266             $22,668
29-Feb-00            $21,841             $22,239
31-Mar-00            $23,967             $24,414
30-Apr-00            $23,241             $23,679
31-May-00            $22,753             $23,194
30-Jun-00            $23,313             $23,767
31-Jul-00            $22,940             $23,396
31-Aug-00            $24,361             $24,849
30-Sep-00            $23,075             $23,537
31-Oct-00            $22,971             $23,438
30-Nov-00            $21,156             $21,591
31-Dec-00            $21,261             $21,697
31-Jan-01            $22,014             $22,467
28-Feb-01            $19,996             $20,418
31-Mar-01            $18,730             $19,124
30-Apr-01            $20,174             $20,610
31-May-01            $20,310             $20,748
30-Jun-01            $19,808             $20,244
31-Jul-01            $19,609             $20,045
31-Aug-01            $18,375             $18,790
30-Sep-01            $16,890             $17,272
31-Oct-01            $17,204             $17,602
30-Nov-01            $18,521             $18,952
31-Dec-01            $18,678             $19,119
31-Jan-02            $18,403             $18,840
28-Feb-02            $18,044             $18,476
31-Mar-02            $18,710             $19,171
30-Apr-02            $17,579             $18,009
31-May-02            $17,442             $17,876
30-Jun-02            $16,195             $16,603
31-Jul-02            $14,938             $15,310
31-Aug-02            $15,023             $15,409
30-Sep-02            $13,396             $13,734
31-Oct-02            $14,568             $14,943
30-Nov-02            $15,424             $15,823
31-Dec-02            $14,516             $14,894
31-Jan-03            $14,130             $14,504
28-Feb-03            $13,915             $14,286
31-Mar-03            $14,044             $14,425
30-Apr-03            $15,202             $15,614
31-May-03            $15,995             $16,436
30-Jun-03            $16,188             $16,647
31-Jul-03            $16,478             $16,940
31-Aug-03            $16,788             $17,270
30-Sep-03            $16,606             $17,087
31-Oct-03            $17,539             $18,054
30-Nov-03            $17,689             $18,213
31-Dec-03            $18,601             $19,167
31-Jan-04            $18,938             $19,520
29-Feb-04            $19,199             $19,791
31-Mar-04            $18,906             $19,493
30-Apr-04            $18,601             $19,187
31-May-04            $18,851             $19,449
30-Jun-04            $19,210             $19,827
31-Jul-04            $18,569             $19,170
31-Aug-04            $18,645             $19,247
30-Sep-04            $18,840             $19,455
31-Oct-04            $19,123             $19,753
30-Nov-04            $19,894             $20,553
31-Dec-04            $20,561             $21,251
31-Jan-05            $20,053             $20,733
28-Feb-05            $20,472             $21,168
31-Mar-05            $20,108             $20,794
30-Apr-05            $19,722             $20,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


6 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

Select Shares(R) Performance as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              SELECT SHARES     Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPPX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.25%           3.28%            3.26%
1 YEAR                            6.26%           6.34%            5.50%
5 YEARS                          -3.06%          -2.94%           -2.54%
SINCE INCEPTION: 5/19/97          5.62%           5.80%            5.12%

                                          6 MONTHS               1 YEAR               5 YEARS            SINCE INCEPTION

                                      Fund:                 Fund:                 Fund:                 Fund:
                                     SELECT      Fund      SELECT      Fund      SELECT      Fund      SELECT      Fund
                                     SHARES    Category:   SHARES    Category:   SHARES    Category:   SHARES    Category:
                                     Ticker   MORNINGSTAR  Ticker   MORNINGSTAR  Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                     Symbol:   LARGE-CAP   Symbol:   LARGE-CAP   Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX              SWPPX       BLEND     SWPPX       BLEND     SWPPX       BLEND     SWPPX       BLEND
---------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    2.99%      0.96%      5.98%      3.36%     -3.43%     -3.39%      5.20%       n/a
---------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   2.48%      1.00%      4.45%      2.63%     -2.76%     -2.56%      4.67%       n/a
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$77,245 SELECT SHARES

$78,278 S&P 500(R) INDEX

[LINE GRAPH]

              SELECT SHARES  S&P 500(R) INDEX
19-May-97        $50,000          $50,000
31-May-97        $50,935          $50,930
30-Jun-97        $53,190          $53,212
31-Jul-97        $57,395          $57,442
31-Aug-97        $54,165          $54,225
30-Sep-97        $57,120          $57,191
31-Oct-97        $55,215          $55,281
30-Nov-97        $57,745          $57,841
31-Dec-97        $58,745          $58,836
31-Jan-98        $59,375          $59,489
28-Feb-98        $63,660          $63,778
31-Mar-98        $66,880          $67,043
30-Apr-98        $67,550          $67,720
31-May-98        $66,370          $66,556
30-Jun-98        $69,040          $69,258
31-Jul-98        $68,295          $68,524
31-Aug-98        $58,435          $58,629
30-Sep-98        $62,165          $62,387
31-Oct-98        $67,155          $67,459
30-Nov-98        $71,245          $71,547
31-Dec-98        $75,340          $75,668
31-Jan-99        $78,475          $78,831
28-Feb-99        $76,015          $76,379
31-Mar-99        $79,030          $79,434
30-Apr-99        $82,085          $82,509
31-May-99        $80,140          $80,561
30-Jun-99        $84,545          $85,033
31-Jul-99        $81,885          $82,380
31-Aug-99        $81,490          $81,968
30-Sep-99        $79,230          $79,721
31-Oct-99        $84,230          $84,767
30-Nov-99        $85,935          $86,491
31-Dec-99        $91,000          $91,585
31-Jan-00        $86,420          $86,987
29-Feb-00        $84,770          $85,341
31-Mar-00        $93,050          $93,687
30-Apr-00        $90,235          $90,867
31-May-00        $88,350          $89,004
30-Jun-00        $90,515          $91,203
31-Jul-00        $89,110          $89,780
31-Aug-00        $94,655          $95,356
30-Sep-00        $89,635          $90,322
31-Oct-00        $89,230          $89,942
30-Nov-00        $82,200          $82,855
31-Dec-00        $82,655          $83,261
31-Jan-01        $85,540          $86,217
28-Feb-01        $77,745          $78,354
31-Mar-01        $72,835          $73,386
30-Apr-01        $78,480          $79,088
31-May-01        $78,965          $79,618
30-Jun-01        $77,055          $77,683
31-Jul-01        $76,285          $76,922
31-Aug-01        $71,500          $72,107
30-Sep-01        $65,735          $66,280
31-Oct-01        $66,955          $67,546
30-Nov-01        $72,065          $72,727
31-Dec-01        $72,700          $73,367
31-Jan-02        $71,635          $72,296
28-Feb-02        $70,240          $70,901
31-Mar-02        $72,865          $73,567
30-Apr-02        $68,430          $69,108
31-May-02        $67,940          $68,597
30-Jun-02        $63,095          $63,713
31-Jul-02        $58,170          $58,750
31-Aug-02        $58,580          $59,132
30-Sep-02        $52,175          $52,704
31-Oct-02        $56,775          $57,342
30-Nov-02        $60,140          $60,719
31-Dec-02        $56,585          $57,155
31-Jan-03        $55,085          $55,658
28-Feb-03        $54,250          $54,823
31-Mar-03        $54,790          $55,355
30-Apr-03        $59,300          $59,916
31-May-03        $62,430          $63,073
30-Jun-03        $63,180          $63,881
31-Jul-03        $64,305          $65,005
31-Aug-03        $65,560          $66,273
30-Sep-03        $64,850          $65,570
31-Oct-03        $68,480          $69,281
30-Nov-03        $69,065          $69,891
31-Dec-03        $72,695          $73,553
31-Jan-04        $74,010          $74,907
29-Feb-04        $75,025          $75,948
31-Mar-04        $73,880          $74,801
30-Apr-04        $72,695          $73,627
31-May-04        $73,710          $74,635
30-Jun-04        $75,110          $76,083
31-Jul-04        $72,610          $73,565
31-Aug-04        $72,910          $73,859
30-Sep-04        $73,710          $74,657
31-Oct-04        $74,810          $75,799
30-Nov-04        $77,815          $78,869
31-Dec-04        $80,475          $81,551
31-Jan-05        $78,495          $79,561
28-Feb-05        $80,130          $81,232
31-Mar-05        $78,755          $79,794
30-Apr-05        $77,245          $78,278

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

e.Shares(R) Performance as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                                 E.SHARES       Benchmark:    Fund Category:
                              Ticker Symbol:    S&P 500(R)      MORNINGSTAR
                                  SWPEX           INDEX       LARGE-CAP BLEND
6 MONTHS                          3.21%           3.28%            3.26%
1 YEAR                            6.10%           6.34%            5.50%
5 YEARS                          -3.15%          -2.94%           -2.54%
SINCE INCEPTION: 5/1/96           7.93%           8.23%            6.80%


                                  6 MONTHS                    1 YEAR                    5 YEARS                  SINCE INCEPTION

                              Fund        Fund          Fund         Fund          Fund         Fund            Fund        Fund
                            E.SHARES    Category:     E.SHARES     Category:     E.SHARES     Category:       E.SHARES    Category:
                             Ticker    MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR       Ticker    MORNINGSTAR
                             Symbol:    LARGE-CAP      Symbol:     LARGE-CAP      Symbol:     LARGE-CAP        Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX       SWPEX       BLEND         SWPEX        BLEND         SWPEX        BLEND          SWPEX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          2.95%        0.96%         5.84%        3.36%        -3.50%       -3.39%          7.53%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.45%        1.00%         4.34%        2.63%        -2.82%       -2.56%          6.77%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$19,882 E.SHARES

$20,399 S&P 500(R) INDEX

[LINE GRAPH]

                E.SHARES    S&P 500(R) INDEX
01-May-96        $10,000        $10,000
31-May-96        $10,250        $10,257
30-Jun-96        $10,290        $10,296
31-Jul-96         $9,840         $9,841
31-Aug-96        $10,050        $10,049
30-Sep-96        $10,600        $10,613
31-Oct-96        $10,890        $10,906
30-Nov-96        $11,710        $11,731
31-Dec-96        $11,473        $11,498
31-Jan-97        $12,179        $12,216
28-Feb-97        $12,270        $12,312
31-Mar-97        $11,766        $11,808
30-Apr-97        $12,452        $12,511
31-May-97        $13,209        $13,272
30-Jun-97        $13,794        $13,867
31-Jul-97        $14,873        $14,969
31-Aug-97        $14,036        $14,131
30-Sep-97        $14,803        $14,904
31-Oct-97        $14,318        $14,406
30-Nov-97        $14,964        $15,073
31-Dec-97        $15,227        $15,332
31-Jan-98        $15,390        $15,502
28-Feb-98        $16,490        $16,620
31-Mar-98        $17,336        $17,471
30-Apr-98        $17,499        $17,647
31-May-98        $17,193        $17,344
30-Jun-98        $17,886        $18,048
31-Jul-98        $17,692        $17,857
31-Aug-98        $15,136        $15,278
30-Sep-98        $16,103        $16,257
31-Oct-98        $17,397        $17,579
30-Nov-98        $18,446        $18,645
31-Dec-98        $19,504        $19,718
31-Jan-99        $20,316        $20,543
28-Feb-99        $19,679        $19,904
31-Mar-99        $20,459        $20,700
30-Apr-99        $21,240        $21,501
31-May-99        $20,737        $20,994
30-Jun-99        $21,878        $22,159
31-Jul-99        $21,199        $21,467
31-Aug-99        $21,086        $21,360
30-Sep-99        $20,501        $20,775
31-Oct-99        $21,795        $22,090
30-Nov-99        $22,227        $22,539
31-Dec-99        $23,536        $23,866
31-Jan-00        $22,350        $22,668
29-Feb-00        $21,924        $22,239
31-Mar-00        $24,057        $24,414
30-Apr-00        $23,328        $23,679
31-May-00        $22,850        $23,194
30-Jun-00        $23,401        $23,767
31-Jul-00        $23,037        $23,396
31-Aug-00        $24,462        $24,849
30-Sep-00        $23,172        $23,537
31-Oct-00        $23,068        $23,438
30-Nov-00        $21,247        $21,591
31-Dec-00        $21,364        $21,697
31-Jan-01        $22,110        $22,467
28-Feb-01        $20,092        $20,418
31-Mar-01        $18,821        $19,124
30-Apr-01        $20,271        $20,610
31-May-01        $20,407        $20,748
30-Jun-01        $19,903        $20,244
31-Jul-01        $19,703        $20,045
31-Aug-01        $18,463        $18,790
30-Sep-01        $16,971        $17,272
31-Oct-01        $17,297        $17,602
30-Nov-01        $18,610        $18,952
31-Dec-01        $18,768        $19,119
31-Jan-02        $18,492        $18,840
28-Feb-02        $18,141        $18,476
31-Mar-02        $18,810        $19,171
30-Apr-02        $17,674        $18,009
31-May-02        $17,536        $17,876
30-Jun-02        $16,282        $16,603
31-Jul-02        $15,019        $15,310
31-Aug-02        $15,114        $15,409
30-Sep-02        $13,468        $13,734
31-Oct-02        $14,647        $14,943
30-Nov-02        $15,507        $15,823
31-Dec-02        $14,593        $14,894
31-Jan-03        $14,216        $14,504
28-Feb-03        $14,000        $14,286
31-Mar-03        $14,129        $14,425
30-Apr-03        $15,294        $15,614
31-May-03        $16,092        $16,436
30-Jun-03        $16,297        $16,647
31-Jul-03        $16,578        $16,940
31-Aug-03        $16,890        $17,270
30-Sep-03        $16,707        $17,087
31-Oct-03        $17,656        $18,054
30-Nov-03        $17,807        $18,213
31-Dec-03        $18,727        $19,167
31-Jan-04        $19,066        $19,520
29-Feb-04        $19,328        $19,791
31-Mar-04        $19,033        $19,493
30-Apr-04        $18,738        $19,187
31-May-04        $18,989        $19,449
30-Jun-04        $19,350        $19,827
31-Jul-04        $18,705        $19,170
31-Aug-04        $18,782        $19,247
30-Sep-04        $18,978        $19,455
31-Oct-04        $19,263        $19,753
30-Nov-04        $20,039        $20,553
31-Dec-04        $20,716        $21,251
31-Jan-05        $20,215        $20,733
28-Feb-05        $20,627        $21,168
31-Mar-05        $20,271        $20,794
30-Apr-05        $19,882        $20,399

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $91,039
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
  e.Shares ($500 for retirement and custodial accounts)                   $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 3.6%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    3.4%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      2.4%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      2.3%
--------------------------------------------------------------------------------
(5)  JOHNSON & JOHNSON                                                    1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                         1.9%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                                1.7%
--------------------------------------------------------------------------------
(8)  WAL-MART STORES, INC.                                                1.5%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.4%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               21.4%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.2% FINANCIALS
14.8% INFORMATION TECHNOLOGY
13.7% HEALTH CARE
11.8% INDUSTRIALS
10.9% CONSUMER DISCRETIONARY
10.4% CONSUMER STAPLES
 8.5% ENERGY
 3.4% UTILITIES
 3.2% TELECOMMUNICATION SERVICES
 3.1% MATERIALS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                     Schwab Equity Index Funds 9

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              INVESTOR SHARES   Benchmark:     Fund Category:
                              Ticker Symbol:    SCHWAB 1000      MORNINGSTAR
                                  SNXFX           INDEX(R)     LARGE-CAP BLEND
6 MONTHS                          3.59%           3.63%            3.26%
1 YEAR                            6.47%           6.74%            5.50%
5 YEARS 2                        -2.68%          -2.41%           -2.54%
10 YEARS 2                       10.09%          10.46%            8.79%

                                   6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS

                              Fund:                      Fund:                      Fund:                      Fund:
                            INVESTOR       Fund        INVESTOR       Fund        INVESTOR       Fund        INVESTOR       Fund
                             SHARES      Category:      SHARES      Category:      SHARES      Category:      SHARES      Category:
                             Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR
                            Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX      SNXFX         BLEND        SNXFX         BLEND        SNXFX         BLEND        SNXFX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         3.37%         0.96%        6.24%         3.36%        -2.96%       -3.39%        9.71%        7.18%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         2.63%         1.00%        4.51%         2.63%        -2.39%       -2.56%        8.77%        6.93%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$26,171 INVESTOR SHARES

$27,069 SCHWAB 1000 INDEX(R)

$26,553 S&P 500(R) INDEX

[LINE GRAPH]

                INVESTOR    SCHWAB 1000    S&P 500(R)
                 SHARES       INDEX(R)       INDEX
30-Apr-95       $10,000       $10,000       $10,000
31-May-95       $10,362       $10,370       $10,399
30-Jun-95       $10,639       $10,655       $10,640
31-Jul-95       $11,043       $11,057       $10,992
31-Aug-95       $11,128       $11,143       $11,020
30-Sep-95       $11,568       $11,599       $11,485
31-Oct-95       $11,512       $11,540       $11,444
30-Nov-95       $12,009       $12,049       $11,945
31-Dec-95       $12,187       $12,229       $12,175
31-Jan-96       $12,547       $12,600       $12,589
29-Feb-96       $12,733       $12,787       $12,706
31-Mar-96       $12,848       $12,911       $12,828
30-Apr-96       $13,065       $13,131       $13,017
31-May-96       $13,374       $13,448       $13,352
30-Jun-96       $13,338       $13,427       $13,402
31-Jul-96       $12,705       $12,790       $12,810
31-Aug-96       $13,050       $13,135       $13,080
30-Sep-96       $13,777       $13,871       $13,815
31-Oct-96       $14,057       $14,151       $14,197
30-Nov-96       $15,072       $15,176       $15,270
31-Dec-96       $14,816       $14,929       $14,967
31-Jan-97       $15,669       $15,794       $15,901
28-Feb-97       $15,727       $15,849       $16,027
31-Mar-97       $15,027       $15,158       $15,370
30-Apr-97       $15,836       $15,958       $16,286
31-May-97       $16,841       $16,989       $17,276
30-Jun-97       $17,541       $17,707       $18,050
31-Jul-97       $18,961       $19,136       $19,485
31-Aug-97       $18,050       $18,232       $18,394
30-Sep-97       $19,020       $19,212       $19,400
31-Oct-97       $18,393       $18,582       $18,752
30-Nov-97       $19,165       $19,374       $19,620
31-Dec-97       $19,546       $19,762       $19,958
31-Jan-98       $19,686       $19,914       $20,179
28-Feb-98       $21,135       $21,399       $21,634
31-Mar-98       $22,210       $22,507       $22,742
30-Apr-98       $22,438       $22,752       $22,972
31-May-98       $21,945       $22,255       $22,576
30-Jun-98       $22,828       $23,149       $23,493
31-Jul-98       $22,511       $22,825       $23,244
31-Aug-98       $19,148       $19,417       $19,888
30-Sep-98       $20,384       $20,687       $21,162
31-Oct-98       $22,003       $22,359       $22,883
30-Nov-98       $23,372       $23,755       $24,270
31-Dec-98       $24,854       $25,259       $25,667
31-Jan-99       $25,796       $26,219       $26,740
28-Feb-99       $24,929       $25,367       $25,909
31-Mar-99       $25,929       $26,377       $26,945
30-Apr-99       $26,983       $27,466       $27,988
31-May-99       $26,360       $26,839       $27,327
30-Jun-99       $27,673       $28,197       $28,844
31-Jul-99       $26,790       $27,299       $27,944
31-Aug-99       $26,531       $27,075       $27,804
30-Sep-99       $25,826       $26,270       $27,042
31-Oct-99       $27,532       $28,042       $28,754
30-Nov-99       $28,200       $28,697       $29,339
31-Dec-99       $30,074       $30,620       $31,067
31-Jan-00       $28,663       $29,194       $29,507
29-Feb-00       $28,671       $29,232       $28,949
31-Mar-00       $31,149       $31,774       $31,780
30-Apr-00       $29,977       $30,581       $30,823
31-May-00       $29,193       $29,785       $30,191
30-Jun-00       $29,977       $30,601       $30,937
31-Jul-00       $29,537       $30,131       $30,454
31-Aug-00       $31,538       $32,180       $32,346
30-Sep-00       $30,081       $30,693       $30,638
31-Oct-00       $29,828       $30,449       $30,509
30-Nov-00       $27,282       $27,853       $28,105
31-Dec-00       $27,604       $28,176       $28,243
31-Jan-01       $28,543       $29,115       $29,246
28-Feb-01       $25,898       $26,418       $26,578
31-Mar-01       $24,132       $24,621       $24,893
30-Apr-01       $26,101       $26,643       $26,828
31-May-01       $26,267       $26,818       $27,007
30-Jun-01       $25,688       $26,233       $26,351
31-Jul-01       $25,342       $25,889       $26,093
31-Aug-01       $23,726       $24,247       $24,459
30-Sep-01       $21,735       $22,215       $22,483
31-Oct-01       $22,223       $22,722       $22,913
30-Nov-01       $23,921       $24,462       $24,670
31-Dec-01       $24,221       $24,776       $24,887
31-Jan-02       $23,940       $24,494       $24,524
28-Feb-02       $23,478       $24,029       $24,050
31-Mar-02       $24,418       $24,999       $24,955
30-Apr-02       $23,092       $23,648       $23,442
31-May-02       $22,871       $23,426       $23,269
30-Jun-02       $21,219       $21,734       $21,612
31-Jul-02       $19,627       $20,107       $19,929
31-Aug-02       $19,748       $20,237       $20,058
30-Sep-02       $17,694       $18,134       $17,878
31-Oct-02       $19,142       $19,628       $19,451
30-Nov-02       $20,248       $20,765       $20,597
31-Dec-02       $19,088       $19,578       $19,388
31-Jan-03       $18,612       $19,100       $18,880
28-Feb-03       $18,305       $18,789       $18,597
31-Mar-03       $18,512       $19,002       $18,777
30-Apr-03       $19,986       $20,520       $20,324
31-May-03       $21,068       $21,646       $21,395
30-Jun-03       $21,337       $21,929       $21,669
31-Jul-03       $21,768       $22,378       $22,050
31-Aug-03       $22,213       $22,852       $22,480
30-Sep-03       $21,952       $22,593       $22,242
31-Oct-03       $23,226       $23,914       $23,501
30-Nov-03       $23,487       $24,187       $23,708
31-Dec-03       $24,574       $25,317       $24,950
31-Jan-04       $25,009       $25,775       $25,409
29-Feb-04       $25,366       $26,156       $25,762
31-Mar-04       $25,040       $25,825       $25,373
30-Apr-04       $24,582       $25,360       $24,975
31-May-04       $24,923       $25,719       $25,317
30-Jun-04       $25,358       $26,185       $25,808
31-Jul-04       $24,465       $25,268       $24,954
31-Aug-04       $24,566       $25,381       $25,054
30-Sep-04       $24,877       $25,712       $25,325
31-Oct-04       $25,265       $26,122       $25,712
30-Nov-04       $26,313       $27,219       $26,753
31-Dec-04       $27,234       $28,182       $27,663
31-Jan-05       $26,541       $27,475       $26,988
28-Feb-05       $27,108       $28,072       $27,555
31-Mar-05       $26,675       $27,591       $27,067
30-Apr-05       $26,171       $27,069       $26,553

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                  Fund:
                              SELECT SHARES     Benchmark:    Fund Category:
                              Ticker Symbol:   SCHWAB 1000      MORNINGSTAR
                                  SNXSX          INDEX(R)     LARGE-CAP BLEND
6 MONTHS                          3.66%           3.63%            3.26%
1 YEAR                            6.61%           6.74%            5.50%
5 YEARS 2                        -2.55%          -2.41%           -2.54%
SINCE INCEPTION: 5/19/97 2        6.11%           6.31%            5.12%

                                   6 MONTHS                    1 YEAR                    5 YEARS                 SINCE INCEPTION

                              Fund:                      Fund:                      Fund:                      Fund:
                             SELECT        Fund         SELECT        Fund         SELECT        Fund         SELECT        Fund
                             SHARES      Category:      SHARES      Category:      SHARES      Category:      SHARES      Category:
                             Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR     Ticker     MORNINGSTAR
                            Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP
TOTAL RETURNS AFTER TAX      SNXSX         BLEND        SNXSX         BLEND        SNXSX         BLEND        SNXSX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         3.43%         0.96%        6.37%         3.36%       -2.87%        -3.39%        5.74%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         2.70%         1.00%        4.63%         2.63%       -2.31%        -2.56%        5.13%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$80,145 SELECT SHARES

$81,362 SCHWAB 1000 INDEX(R)

$78,278 S&P 500(R) INDEX

[LINE GRAPH]

                              SCHWAB 1000    S&P 500(R)
             SELECT SHARES      INDEX(R)       INDEX
19-May-97       $50,000         $50,000       $50,000
31-May-97       $51,040         $51,064       $50,930
30-Jun-97       $53,180         $53,222       $53,212
31-Jul-97       $57,490         $57,518       $57,442
31-Aug-97       $54,750         $54,801       $54,225
30-Sep-97       $57,685         $57,746       $57,191
31-Oct-97       $55,785         $55,851       $55,281
30-Nov-97       $58,150         $58,233       $57,841
31-Dec-97       $59,325         $59,398       $58,836
31-Jan-98       $59,725         $59,855       $59,489
28-Feb-98       $64,145         $64,318       $63,778
31-Mar-98       $67,405         $67,648       $67,043
30-Apr-98       $68,100         $68,387       $67,720
31-May-98       $66,625         $66,893       $66,556
30-Jun-98       $69,305         $69,578       $69,258
31-Jul-98       $68,345         $68,606       $68,524
31-Aug-98       $58,140         $58,362       $58,629
30-Sep-98       $61,915         $62,179       $62,387
31-Oct-98       $66,825         $67,206       $67,459
30-Nov-98       $71,000         $71,400       $71,547
31-Dec-98       $75,505         $75,922       $75,668
31-Jan-99       $78,385         $78,805       $78,831
28-Feb-99       $75,750         $76,244       $76,379
31-Mar-99       $78,795         $79,282       $79,434
30-Apr-99       $82,015         $82,553       $82,509
31-May-99       $80,120         $80,671       $80,561
30-Jun-99       $84,110         $84,753       $85,033
31-Jul-99       $81,450         $82,052       $82,380
31-Aug-99       $80,665         $81,380       $81,968
30-Sep-99       $78,545         $78,960       $79,721
31-Oct-99       $83,725         $84,287       $84,767
30-Nov-99       $85,755         $86,255       $86,491
31-Dec-99       $91,470         $92,034       $91,585
31-Jan-00       $87,180         $87,747       $86,987
29-Feb-00       $87,225         $87,861       $85,341
31-Mar-00       $94,765         $95,504       $93,687
30-Apr-00       $91,200         $91,917       $90,867
31-May-00       $88,835         $89,525       $89,004
30-Jun-00       $91,220         $91,977       $91,203
31-Jul-00       $89,905         $90,566       $89,780
31-Aug-00       $95,990         $96,722       $95,356
30-Sep-00       $91,585         $92,255       $90,322
31-Oct-00       $90,810         $91,519       $89,942
30-Nov-00       $83,065         $83,717       $82,855
31-Dec-00       $84,050         $84,689       $83,261
31-Jan-01       $86,935         $87,511       $86,217
28-Feb-01       $78,875         $79,404       $78,354
31-Mar-01       $73,515         $74,002       $73,386
30-Apr-01       $79,515         $80,081       $79,088
31-May-01       $80,020         $80,608       $79,618
30-Jun-01       $78,280         $78,847       $77,683
31-Jul-01       $77,225         $77,815       $76,922
31-Aug-01       $72,325         $72,879       $72,107
30-Sep-01       $66,255         $66,771       $66,280
31-Oct-01       $67,745         $68,296       $67,546
30-Nov-01       $72,920         $73,526       $72,727
31-Dec-01       $73,845         $74,470       $73,367
31-Jan-02       $72,990         $73,622       $72,296
28-Feb-02       $71,600         $72,223       $70,901
31-Mar-02       $74,445         $75,140       $73,567
30-Apr-02       $70,445         $71,078       $69,108
31-May-02       $69,775         $70,413       $68,597
30-Jun-02       $64,710         $65,326       $63,713
31-Jul-02       $59,875         $60,436       $58,750
31-Aug-02       $60,245         $60,827       $59,132
30-Sep-02       $53,980         $54,506       $52,704
31-Oct-02       $58,420         $58,995       $57,342
30-Nov-02       $61,795         $62,414       $60,719
31-Dec-02       $58,255         $58,846       $57,155
31-Jan-03       $56,805         $57,410       $55,658
28-Feb-03       $55,865         $56,475       $54,823
31-Mar-03       $56,500         $57,115       $55,355
30-Apr-03       $61,025         $61,676       $59,916
31-May-03       $64,355         $65,062       $63,073
30-Jun-03       $65,175         $65,913       $63,881
31-Jul-03       $66,490         $67,261       $65,005
31-Aug-03       $67,875         $68,686       $66,273
30-Sep-03       $67,075         $67,908       $65,570
31-Oct-03       $70,990         $71,880       $69,281
30-Nov-03       $71,790         $72,699       $69,891
31-Dec-03       $75,105         $76,095       $73,553
31-Jan-04       $76,455         $77,473       $74,907
29-Feb-04       $77,550         $78,618       $75,948
31-Mar-04       $76,550         $77,622       $74,801
30-Apr-04       $75,175         $76,223       $73,627
31-May-04       $76,220         $77,305       $74,635
30-Jun-04       $77,575         $78,705       $76,083
31-Jul-04       $74,840         $75,948       $73,565
31-Aug-04       $75,175         $76,288       $73,859
30-Sep-04       $76,125         $77,284       $74,657
31-Oct-04       $77,310         $78,514       $75,799
30-Nov-04       $80,540         $81,812       $78,869
31-Dec-04       $83,375         $84,706       $81,551
31-Jan-05       $81,255         $82,583       $79,561
28-Feb-05       $82,990         $84,375       $81,232
31-Mar-05       $81,685         $82,931       $79,794
30-Apr-05       $80,145         $81,362       $78,278

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         999
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $79,885
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 3.0%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    2.9%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      2.1%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      1.9%
--------------------------------------------------------------------------------
(5)  PFIZER, INC.                                                         1.6%
--------------------------------------------------------------------------------
(6)  JOHNSON & JOHNSON                                                    1.6%
--------------------------------------------------------------------------------
(7)  WAL-MART STORES, INC.                                                1.6%
--------------------------------------------------------------------------------
(8)  BANK OF AMERICA CORP.                                                1.4%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.2%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               18.4%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
14.4% INFORMATION TECHNOLOGY
13.4% HEALTH CARE
12.6% CONSUMER DISCRETIONARY
10.6% INDUSTRIALS
10.2% CONSUMER STAPLES
 8.1% ENERGY
 3.4% UTILITIES
 3.2% MATERIALS
 2.9% TELECOMMUNICATION SERVICES

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


12 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                      Fund:                                 Fund Category:
                 INVESTOR SHARES         Benchmark:          MORNINGSTAR
                 Ticker Symbol:       SCHWAB SMALL-CAP        SMALL-CAP
                     SWSMX                INDEX(R)             BLEND
6 MONTHS              0.59                  0.69                2.32
1 YEAR                6.30                  6.70                7.50
5 YEARS  2            3.56                  3.59                8.84
10 YEARS 2            9.47                 10.42               11.78

                                     6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS
                              Fund:                      Fund:                      Fund:                      Fund:
                            INVESTOR                   INVESTOR                   INVESTOR                   INVESTOR
                             SHARES    Fund Category:   SHARES    Fund Category:   SHARES     Fund Category:  SHARES  Fund Category:
                             Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker       MORNINGSTAR   Ticker    MORNINGSTAR
                             Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:       SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX      SWSMX         BLEND        SWSMX         BLEND        SWSMX          BLEND       SWSMX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          0.50%        -0.36%        6.21%        4.77%         2.51%        7.45%        8.72%         9.73%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          0.52%         1.33%        4.24%        4.87%         2.50%        6.99%        8.02%         9.38%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,728 INVESTOR SHARES

$26,957 SCHWAB SMALL-CAP INDEX(R)

$24,865 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                          SCHWAB
                     INVESTOR            SMALL-CAP            RUSSELL 2000(R)
                      SHARES              INDEX(R)               INDEX
30-Apr-95            $10,000              $10,000               $10,000
31-May-95            $10,143              $10,129               $10,172
30-Jun-95            $10,611              $10,642               $10,700
31-Jul-95            $11,231              $11,265               $11,316
31-Aug-95            $11,430              $11,498               $11,550
30-Sep-95            $11,650              $11,723               $11,757
31-Oct-95            $11,154              $11,161               $11,232
30-Nov-95            $11,669              $11,697               $11,703
31-Dec-95            $11,889              $11,978               $12,012
31-Jan-96            $11,822              $11,947               $11,999
29-Feb-96            $12,273              $12,428               $12,374
31-Mar-96            $12,465              $12,644               $12,626
30-Apr-96            $13,155              $13,312               $13,301
31-May-96            $13,614              $13,768               $13,826
30-Jun-96            $13,106              $13,328               $13,257
31-Jul-96            $11,966              $12,253               $12,100
31-Aug-96            $12,695              $13,030               $12,803
30-Sep-96            $13,260              $13,509               $13,304
31-Oct-96            $13,020              $13,278               $13,099
30-Nov-96            $13,576              $13,806               $13,638
31-Dec-96            $13,731              $14,063               $13,996
31-Jan-97            $14,097              $14,395               $14,276
28-Feb-97            $13,606              $14,044               $13,930
31-Mar-97            $12,923              $13,361               $13,273
30-Apr-97            $13,019              $13,400               $13,310
31-May-97            $14,559              $15,041               $14,790
30-Jun-97            $15,261              $15,818               $15,424
31-Jul-97            $16,291              $16,720               $16,142
31-Aug-97            $16,599              $17,096               $16,511
30-Sep-97            $17,840              $18,438               $17,720
31-Oct-97            $17,061              $17,633               $16,942
30-Nov-97            $16,887              $17,472               $16,832
31-Dec-97            $17,259              $17,838               $17,126
31-Jan-98            $16,834              $17,558               $16,856
28-Feb-98            $18,167              $19,010               $18,101
31-Mar-98            $18,969              $19,866               $18,847
30-Apr-98            $19,065              $20,002               $18,951
31-May-98            $17,916              $18,827               $17,929
30-Jun-98            $17,945              $18,880               $17,967
31-Jul-98            $16,535              $17,428               $16,512
31-Aug-98            $13,309              $14,068               $13,305
30-Sep-98            $14,188              $14,950               $14,347
31-Oct-98            $14,864              $15,658               $14,932
30-Nov-98            $15,647              $16,471               $15,715
31-Dec-98            $16,642              $17,542               $16,687
31-Jan-99            $16,674              $17,618               $16,909
28-Feb-99            $15,280              $16,146               $15,540
31-Mar-99            $15,495              $16,455               $15,782
30-Apr-99            $16,714              $17,960               $17,196
31-May-99            $17,011              $18,274               $17,447
30-Jun-99            $17,953              $19,471               $18,236
31-Jul-99            $17,861              $19,319               $17,736
31-Aug-99            $17,328              $18,774               $17,080
30-Sep-99            $17,503              $18,934               $17,083
31-Oct-99            $17,830              $19,246               $17,153
30-Nov-99            $18,936              $20,448               $18,178
31-Dec-99            $20,669              $22,396               $20,235
31-Jan-00            $19,890              $21,559               $19,909
29-Feb-00            $22,526              $24,379               $23,196
31-Mar-00            $21,839              $23,741               $21,668
30-Apr-00            $20,761              $22,593               $20,363
31-May-00            $19,784              $21,497               $19,176
30-Jun-00            $21,460              $23,293               $20,848
31-Jul-00            $20,608              $22,388               $20,177
31-Aug-00            $22,681              $24,638               $21,717
30-Sep-00            $21,993              $23,887               $21,078
31-Oct-00            $21,613              $23,450               $20,138
30-Nov-00            $19,540              $21,217               $18,070
31-Dec-00            $21,441              $23,273               $19,622
31-Jan-01            $21,791              $23,587               $20,644
28-Feb-01            $20,145              $21,807               $19,290
31-Mar-01            $19,234              $20,822               $18,347
30-Apr-01            $20,775              $22,509               $19,782
31-May-01            $21,336              $23,113               $20,268
30-Jun-01            $22,282              $24,147               $20,967
31-Jul-01            $21,277              $23,075               $19,833
31-Aug-01            $20,682              $22,421               $19,192
30-Sep-01            $17,762              $19,262               $16,609
31-Oct-01            $18,662              $20,226               $17,581
30-Nov-01            $20,028              $21,718               $18,942
31-Dec-01            $21,249              $23,026               $20,110
31-Jan-02            $20,484              $22,170               $19,901
28-Feb-02            $19,755              $21,381               $19,356
31-Mar-02            $21,467              $23,247               $20,912
30-Apr-02            $21,357              $23,122               $21,102
31-May-02            $20,374              $22,064               $20,165
30-Jun-02            $19,306              $20,904               $19,165
31-Jul-02            $16,671              $18,043               $16,271
31-Aug-02            $16,756              $18,148               $16,231
30-Sep-02            $15,675              $16,975               $15,065
31-Oct-02            $16,112              $17,448               $15,549
30-Nov-02            $17,351              $18,790               $16,936
31-Dec-02            $16,475              $17,862               $15,992
31-Jan-03            $15,702              $16,979               $15,549
28-Feb-03            $15,174              $16,425               $15,080
31-Mar-03            $15,359              $16,630               $15,274
30-Apr-03            $16,954              $18,372               $16,722
31-May-03            $18,781              $20,345               $18,517
30-Jun-03            $19,113              $20,712               $18,852
31-Jul-03            $20,106              $21,805               $20,032
31-Aug-03            $21,088              $22,872               $20,949
30-Sep-03            $20,646              $22,401               $20,562
31-Oct-03            $22,351              $24,254               $22,289
30-Nov-03            $23,136              $25,113               $23,080
31-Dec-03            $23,619              $25,658               $23,549
31-Jan-04            $24,286              $26,363               $24,571
29-Feb-04            $24,385              $26,471               $24,792
31-Mar-04            $24,484              $26,587               $25,023
30-Apr-04            $23,262              $25,263               $23,746
31-May-04            $23,632              $25,681               $24,124
30-Jun-04            $24,743              $26,896               $25,140
31-Jul-04            $23,089              $25,114               $23,448
31-Aug-04            $22,916              $24,928               $23,328
30-Sep-04            $24,101              $26,233               $24,422
31-Oct-04            $24,582              $26,772               $24,903
30-Nov-04            $26,693              $29,076               $27,062
31-Dec-04            $27,509              $29,954               $27,864
31-Jan-05            $26,454              $28,831               $26,702
28-Feb-05            $26,962              $29,389               $27,153
31-Mar-05            $26,193              $28,509               $26,376
30-Apr-05            $24,728              $26,957               $24,865

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                   Fund:                              Fund Category:
                               SELECT SHARES         Benchmark:        MORNINGSTAR
                              Ticker Symbol:     SCHWAB SMALL-CAP       SMALL-CAP
                                  SWSSX               INDEX(R)            BLEND
6 MONTHS                           0.65                 0.69              2.32
1 YEAR                             6.46                 6.70              7.50
5 YEARS                            3.68                 3.59              8.84
SINCE INCEPTION 5/19/97            7.60                 8.20              9.59

                                     6 MONTHS                    1 YEAR                    5 YEARS               SINCE INCEPTION
                            Fund:                      Fund:                      Fund:                      Fund:
                            SELECT                     SELECT                     SELECT                     SELECT
                            SHARES     Fund Category:  SHARES     Fund Category:  SHARES     Fund Category:  SHARES   Fund Category:
                            Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker      MORNINGSTAR    Ticker    MORNINGSTAR
                            Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:      SMALL-CAP     Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX     SWSSX          BLEND       SWSSX          BLEND       SWSSX          BLEND       SWSSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         0.53%        -0.36%        6.34%         4.77%        2.59%         7.45%        6.68%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         0.58%         1.33%        4.37%         4.87%        2.58%         6.99%        6.17%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$89,555 SELECT SHARES

$93,628 SCHWAB SMALL-CAP INDEX(R)

$87,356 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                         SCHWAB
              SELECT    SMALL-CAP    RUSSELL 2000(R)
              SHARES     INDEX(R)        INDEX
19-May-97    $50,000     $50,000        $50,000
31-May-97    $52,170     $52,242        $51,960
30-Jun-97    $54,690     $54,942        $54,189
31-Jul-97    $58,415     $58,075        $56,709
31-Aug-97    $59,485     $59,380        $58,008
30-Sep-97    $63,965     $64,039        $62,254
31-Oct-97    $61,205     $61,244        $59,521
30-Nov-97    $60,550     $60,687        $59,134
31-Dec-97    $61,920     $61,958        $60,169
31-Jan-98    $60,400     $60,983        $59,218
28-Feb-98    $65,175     $66,026        $63,594
31-Mar-98    $68,050     $69,002        $66,214
30-Apr-98    $68,430     $69,473        $66,578
31-May-98    $64,310     $65,391        $62,990
30-Jun-98    $64,415     $65,575        $63,122
31-Jul-98    $59,360     $60,531        $58,009
31-Aug-98    $47,790     $48,861        $46,744
30-Sep-98    $50,945     $51,924        $50,404
31-Oct-98    $53,365     $54,386        $52,460
30-Nov-98    $56,170     $57,207        $55,209
31-Dec-98    $59,775     $60,929        $58,627
31-Jan-99    $59,925     $61,193        $59,407
28-Feb-99    $54,925     $56,079        $54,595
31-Mar-99    $55,660     $57,152        $55,446
30-Apr-99    $60,070     $62,380        $60,414
31-May-99    $61,140     $63,470        $61,296
30-Jun-99    $64,555     $67,629        $64,067
31-Jul-99    $64,225     $67,099        $62,311
31-Aug-99    $62,315     $65,206        $60,006
30-Sep-99    $62,940     $65,762        $60,018
31-Oct-99    $64,115     $66,846        $60,264
30-Nov-99    $68,125     $71,021        $63,862
31-Dec-99    $74,390     $77,788        $71,091
31-Jan-00    $71,585     $74,879        $69,946
29-Feb-00    $81,065     $84,677        $81,495
31-Mar-00    $78,595     $82,458        $76,124
30-Apr-00    $74,755     $78,471        $71,541
31-May-00    $71,250     $74,666        $67,371
30-Jun-00    $77,265     $80,904        $73,245
31-Jul-00    $74,205     $77,761        $70,887
31-Aug-00    $81,655     $85,575        $76,295
30-Sep-00    $79,185     $82,968        $74,052
31-Oct-00    $77,820     $81,448        $70,749
30-Nov-00    $70,405     $73,694        $63,484
31-Dec-00    $77,230     $80,834        $68,937
31-Jan-01    $78,490     $81,923        $72,528
28-Feb-01    $72,565     $75,742        $67,770
31-Mar-01    $69,285     $72,319        $64,457
30-Apr-01    $74,875     $78,181        $69,497
31-May-01    $76,850     $80,277        $71,207
30-Jun-01    $80,300     $83,871        $73,663
31-Jul-01    $76,685     $80,145        $69,678
31-Aug-01    $74,540     $77,873        $67,427
30-Sep-01    $64,030     $66,902        $58,352
31-Oct-01    $67,265     $70,251        $61,765
30-Nov-01    $72,230     $75,432        $66,546
31-Dec-01    $76,610     $79,977        $70,652
31-Jan-02    $73,855     $77,001        $69,917
28-Feb-02    $71,230     $74,261        $68,001
31-Mar-02    $77,400     $80,744        $73,469
30-Apr-02    $77,005     $80,311        $74,137
31-May-02    $73,505     $76,636        $70,846
30-Jun-02    $69,655     $72,606        $67,332
31-Jul-02    $60,160     $62,669        $57,165
31-Aug-02    $60,465     $63,034        $57,022
30-Sep-02    $56,530     $58,961        $52,927
31-Oct-02    $58,105     $60,603        $54,626
30-Nov-02    $62,610     $65,263        $59,499
31-Dec-02    $59,485     $62,041        $56,185
31-Jan-03    $56,655     $58,974        $54,629
28-Feb-03    $54,795     $57,049        $52,979
31-Mar-03    $55,460     $57,761        $53,662
30-Apr-03    $61,255     $63,810        $58,749
31-May-03    $67,805     $70,666        $65,053
30-Jun-03    $69,000     $71,940        $66,231
31-Jul-03    $72,630     $75,736        $70,377
31-Aug-03    $76,170     $79,443        $73,600
30-Sep-03    $74,625     $77,805        $72,238
31-Oct-03    $80,775     $84,240        $78,307
30-Nov-03    $83,610     $87,223        $81,086
31-Dec-03    $85,415     $89,118        $82,732
31-Jan-04    $87,820     $91,568        $86,323
29-Feb-04    $88,180     $91,940        $87,100
31-Mar-04    $88,535     $92,345        $87,910
30-Apr-04    $84,120     $87,745        $83,427
31-May-04    $85,505     $89,198        $84,753
30-Jun-04    $89,515     $93,417        $88,321
31-Jul-04    $83,545     $87,229        $82,377
31-Aug-04    $82,920     $86,580        $81,957
30-Sep-04    $87,245     $91,115        $85,801
31-Oct-04    $88,980     $92,989        $87,491
30-Nov-04    $96,650    $100,989        $95,077
31-Dec-04    $99,570    $104,038        $97,891
31-Jan-05    $95,800    $100,139        $93,809
28-Feb-05    $97,640    $102,076        $95,394
31-Mar-05    $94,855     $99,019        $92,666
30-Apr-05    $89,555     $93,628        $87,356

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          / /          / /
  Medium                     / /          / /          / /
  Small                      / /          /X/          / /

STATISTICS

NUMBER OF HOLDINGS                                                        1,153
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,080
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 27.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  38%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  ACCREDO HEALTH, INC.                                                0.2%
--------------------------------------------------------------------------------
(2)  CERNER CORP.                                                        0.2%
--------------------------------------------------------------------------------
(3)  VCA ANTECH, INC.                                                    0.2%
--------------------------------------------------------------------------------
(4)  VINTAGE PETROLEUM, INC.                                             0.2%
--------------------------------------------------------------------------------
(5)  BEBE STORES                                                         0.2%
--------------------------------------------------------------------------------
(6)  VALASSIS COMMUNICATIONS, INC.                                       0.2%
--------------------------------------------------------------------------------
(7)  SYBASE, INC.                                                        0.2%
--------------------------------------------------------------------------------
(8)  DOWNEY FINANCIAL CORP.                                              0.2%
--------------------------------------------------------------------------------
(9)  CACI INTERNATIONAL, INC., Class A                                   0.2%
--------------------------------------------------------------------------------
(10) USG CORP.                                                           0.2%
--------------------------------------------------------------------------------
     TOTAL                                                               2.0%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
16.8% INFORMATION TECHNOLOGY
16.5% CONSUMER DISCRETIONARY
14.4% INDUSTRIALS
12.3% HEALTH CARE
 5.9% ENERGY
 5.4% MATERIALS
 3.1% UTILITIES
 3.0% CONSUMER STAPLES
 1.2% TELECOMMUNICATION SERVICES
 0.2% OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 15

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                                Fund:
                          INVESTOR SHARES              Benchmark:                  Fund Category:
                          Ticker Symbol:          DOW JONES WILSHIRE           MORNINGSTAR LARGE-CAP
                              SWTIX             5000 COMPOSITE INDEX(TM)               BLEND
6 MONTHS                        3.49                      3.50                         3.26
1 YEAR                          6.97                      7.00                         5.50
5 YEARS 2                      -2.06                     -2.03                        -2.54
SINCE INCEPTION 6/1/99 2        0.45                      0.52                        -0.09

                                      6 MONTHS                   1 YEAR                    5 YEARS               SINCE INCEPTION
                                Fund:                    Fund:                     Fund:                      Fund:
                              INVESTOR                 INVESTOR                  INVESTOR                   INVESTOR
                               SHARES   Fund Category:  SHARES    Fund Category:  SHARES     Fund Category:  SHARES   Fund Category:
                               Ticker    MORNINGSTAR    Ticker     MORNINGSTAR    Ticker      MORNINGSTAR    Ticker     MORNINGSTAR
                               Symbol:    LARGE-CAP     Symbol:      LARGE-CAP    Symbol:      LARGE-CAP     Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX        SWTIX        BLEND       SWTIX         BLEND       SWTIX          BLEND       SWTIX         BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          3.29%        0.96%         6.77%        3.36%        -2.34%        -3.39%        0.18%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.53%        1.00%         4.80%        2.63%        -1.88%        -2.56%        0.25%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,272 INVESTOR SHARES

$10,318 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                       DOW JONES
                                     WILSHIRE 5000
             INVESTOR SHARES      COMPOSITE INDEX(SM)
01-Jun-99        $10,000             $10,000
30-Jun-99        $10,515             $10,518
31-Jul-99        $10,165             $10,180
31-Aug-99        $10,070             $10,086
30-Sep-99         $9,820              $9,822
31-Oct-99        $10,435             $10,447
30-Nov-99        $10,790             $10,797
31-Dec-99        $11,605             $11,617
31-Jan-00        $11,108             $11,135
29-Feb-00        $11,374             $11,384
31-Mar-00        $12,022             $12,060
30-Apr-00        $11,399             $11,432
31-May-00        $11,012             $11,033
30-Jun-00        $11,484             $11,519
31-Jul-00        $11,258             $11,284
31-Aug-00        $12,077             $12,104
30-Sep-00        $11,520             $11,538
31-Oct-00        $11,294             $11,294
30-Nov-00        $10,179             $10,170
31-Dec-00        $10,371             $10,351
31-Jan-01        $10,746             $10,748
28-Feb-01         $9,724              $9,729
31-Mar-01         $9,066              $9,074
30-Apr-01         $9,815              $9,821
31-May-01         $9,911              $9,919
30-Jun-01         $9,754              $9,752
31-Jul-01         $9,587              $9,591
31-Aug-01         $9,010              $9,011
30-Sep-01         $8,206              $8,202
31-Oct-01         $8,408              $8,410
30-Nov-01         $9,046              $9,054
31-Dec-01         $9,211              $9,217
31-Jan-02         $9,093              $9,102
28-Feb-02         $8,915              $8,915
31-Mar-02         $9,308              $9,305
30-Apr-02         $8,874              $8,851
31-May-02         $8,766              $8,747
30-Jun-02         $8,169              $8,132
31-Jul-02         $7,516              $7,476
31-Aug-02         $7,567              $7,520
30-Sep-02         $6,816              $6,765
31-Oct-02         $7,327              $7,283
30-Nov-02         $7,740              $7,722
31-Dec-02         $7,320              $7,294
31-Jan-03         $7,139              $7,111
28-Feb-03         $7,010              $6,990
31-Mar-03         $7,098              $7,069
30-Apr-03         $7,656              $7,649
31-May-03         $8,105              $8,116
30-Jun-03         $8,229              $8,237
31-Jul-03         $8,415              $8,435
31-Aug-03         $8,611              $8,637
30-Sep-03         $8,513              $8,542
31-Oct-03         $9,030              $9,064
30-Nov-03         $9,164              $9,190
31-Dec-03         $9,566              $9,603
31-Jan-04         $9,769              $9,817
29-Feb-04         $9,910              $9,961
31-Mar-04         $9,811              $9,854
30-Apr-04         $9,603              $9,644
31-May-04         $9,733              $9,777
30-Jun-04         $9,936              $9,981
31-Jul-04         $9,571              $9,599
31-Aug-04         $9,603              $9,631
30-Sep-04         $9,764              $9,802
31-Oct-04         $9,926              $9,970
30-Nov-04        $10,379             $10,437
31-Dec-04        $10,747             $10,815
31-Jan-05        $10,467             $10,528
28-Feb-05        $10,684             $10,747
31-Mar-05        $10,504             $10,556
30-Apr-05        $10,272             $10,318

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                             Fund:              Benchmark:        Fund Category:
                         SELECT SHARES          DOW JONES          MORNINGSTAR
                         Ticker Symbol:       WILSHIRE 5000         LARGE-CAP
                             SWTSX         COMPOSITE INDEX(SM)        BLEND
6 MONTHS                      3.57               3.50                  3.26
1 YEAR                        7.16               7.00                  5.50
5 YEARS                      -1.91              -2.03                 -2.54
SINCE INCEPTION: 6/1/99       0.60               0.53                 -0.09

                                    6 MONTHS                  1 YEAR                    5 YEARS                 SINCE INCEPTION

                              Fund:                     Fund:                     Fund:                       Fund:
                             SELECT        Fund        SELECT        Fund        SELECT         Fund         SELECT        Fund
                             SHARES      Category:     SHARES      Category:     SHARES       Category:      SHARES      Category:
                             Ticker     MORNINGSTAR    Ticker     MORNINGSTAR    Ticker      MORNINGSTAR     Ticker     MORNINGSTAR
                             Symbol:     LARGE-CAP     Symbol:     LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWTSX        BLEND        SWTSX        BLEND        SWTSX         BLEND         SWTSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          3.36%        0.96%        6.94%        3.36%        -2.23%       -3.39%         0.30%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          2.61%        1.00%        4.96%        2.63%        -1.77%       -2.56%         0.35%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$51,810 SELECT SHARES

$51,590 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                   DOW JONES
                                 WILSHIRE 5000
             SELECT SHARES    COMPOSITE INDEX(SM)
01-Jun-99       $50,000            $50,000
30-Jun-99       $52,600            $52,590
31-Jul-99       $50,850            $50,902
31-Aug-99       $50,350            $50,428
30-Sep-99       $49,125            $49,112
31-Oct-99       $52,225            $52,236
30-Nov-99       $53,975            $53,986
31-Dec-99       $58,065            $58,083
31-Jan-00       $55,605            $55,673
29-Feb-00       $56,935            $56,920
31-Mar-00       $60,150            $60,301
30-Apr-00       $57,060            $57,159
31-May-00       $55,130            $55,164
30-Jun-00       $57,515            $57,597
31-Jul-00       $56,385            $56,422
31-Aug-00       $60,480            $60,518
30-Sep-00       $57,715            $57,692
31-Oct-00       $56,560            $56,469
30-Nov-00       $51,010            $50,850
31-Dec-00       $51,975            $51,755
31-Jan-01       $53,850            $53,738
28-Feb-01       $48,730            $48,643
31-Mar-01       $45,435            $45,370
30-Apr-01       $49,185            $49,104
31-May-01       $49,695            $49,595
30-Jun-01       $48,910            $48,761
31-Jul-01       $48,070            $47,957
31-Aug-01       $45,185            $45,055
30-Sep-01       $41,155            $41,009
31-Oct-01       $42,190            $42,051
30-Nov-01       $45,385            $45,268
31-Dec-01       $46,210            $46,083
31-Jan-02       $45,645            $45,511
28-Feb-02       $44,725            $44,574
31-Mar-02       $46,720            $46,526
30-Apr-02       $44,520            $44,256
31-May-02       $44,010            $43,734
30-Jun-02       $41,015            $40,659
31-Jul-02       $37,735            $37,378
31-Aug-02       $37,990            $37,598
30-Sep-02       $34,230            $33,827
31-Oct-02       $36,790            $36,415
30-Nov-02       $38,860            $38,611
31-Dec-02       $36,775            $36,472
31-Jan-03       $35,865            $35,553
28-Feb-03       $35,245            $34,952
31-Mar-03       $35,660            $35,347
30-Apr-03       $38,485            $38,245
31-May-03       $40,740            $40,582
30-Jun-03       $41,365            $41,183
31-Jul-03       $42,325            $42,175
31-Aug-03       $43,310            $43,187
30-Sep-03       $42,815            $42,708
31-Oct-03       $45,435            $45,318
30-Nov-03       $46,110            $45,952
31-Dec-03       $48,165            $48,015
31-Jan-04       $49,160            $49,086
29-Feb-04       $49,895            $49,803
31-Mar-04       $49,395            $49,270
30-Apr-04       $48,345            $48,220
31-May-04       $49,030            $48,886
30-Jun-04       $50,050            $49,903
31-Jul-04       $48,215            $47,996
31-Aug-04       $48,375            $48,155
30-Sep-04       $49,185            $49,012
31-Oct-04       $50,050            $49,850
30-Nov-04       $52,330            $52,183
31-Dec-04       $54,175            $54,077
31-Jan-05       $52,790            $52,639
28-Feb-05       $53,880            $53,734
31-Mar-05       $52,950            $52,782
30-Apr-05       $51,810            $51,590

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,905
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $72,698
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 2.7%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                    2.6%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                      1.9%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                      1.7%
--------------------------------------------------------------------------------
(5)  PFIZER, INC.                                                         1.5%
--------------------------------------------------------------------------------
(6)  JOHNSON & JOHNSON                                                    1.5%
--------------------------------------------------------------------------------
(7)  WAL-MART STORES, INC.                                                1.4%
--------------------------------------------------------------------------------
(8)  BANK OF AMERICA CORP.                                                1.3%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                          1.1%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                 1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               16.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2% FINANCIALS
14.6% INFORMATION TECHNOLOGY
13.4% HEALTH CARE
12.8% CONSUMER DISCRETIONARY
11.0% INDUSTRIALS
 9.5% CONSUMER STAPLES
 7.9% ENERGY
 3.4% MATERIALS
 3.3% UTILITIES
 2.8% TELECOMMUNICATION SERVICES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


18 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                               Fund:           Benchmark:       Fund Category:
                          INVESTOR SHARES        SCHWAB          MORNINGSTAR
                           Ticker Symbol:     INTERNATIONAL        FOREIGN
                              SWINX             INDEX(R)        LARGE-CAP BLEND
6 MONTHS                       8.09               7.87              7.69
1 YEAR                        14.67              14.79             13.08
5 YEARS                       -2.02              -1.61             -2.42
10 YEARS                       5.10               5.53              5.78

                                   6 MONTHS                    1 YEAR                    5 YEARS                   10 YEARS

                              Fund:        Fund         Fund:         Fund         Fund:         Fund          Fund:        Fund
                            INVESTOR     Category:    INVESTOR      Category:    INVESTOR      Category:     INVESTOR     Category:
                             SHARES     MORNINGSTAR    SHARES      MORNINGSTAR    SHARES      MORNINGSTAR     SHARES     MORNINGSTAR
                             Ticker       FOREIGN      Ticker        FOREIGN      Ticker        FOREIGN       Ticker       FOREIGN
                             Symbol:     LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWINX        BLEND        SWINX         BLEND        SWINX         BLEND         SWINX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)          7.71%        5.29%        14.26%       10.78%       -2.39%        -3.39%         4.75%        4.36%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)          5.55%        3.76%         9.84%        7.39%       -1.86%        -2.56%         4.29%        4.27%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$16,445 INVESTOR SHARES

$17,137 SCHWAB INTERNATIONAL INDEX(R)

$15,933 MSCI EAFE(R) INDEX

[LINE GRAPH]

                            SCHWAB
             INVESTOR    INTERNATIONAL    MSCI-EAFE(R)
              SHARES        INDEX(R)         INDEX
30-Apr-95     $10,000        $10,000        $10,000
31-May-95     $10,027         $9,962         $9,881
30-Jun-95      $9,927         $9,843         $9,708
31-Jul-95     $10,429        $10,423        $10,313
31-Aug-95     $10,082        $10,033         $9,920
30-Sep-95     $10,291        $10,277        $10,113
31-Oct-95     $10,155        $10,101         $9,841
30-Nov-95     $10,374        $10,384        $10,115
31-Dec-95     $10,744        $10,786        $10,523
31-Jan-96     $10,772        $10,820        $10,566
29-Feb-96     $10,790        $10,841        $10,602
31-Mar-96     $10,975        $11,043        $10,826
30-Apr-96     $11,242        $11,304        $11,141
31-May-96     $11,122        $11,170        $10,936
30-Jun-96     $11,206        $11,246        $10,998
31-Jul-96     $10,892        $10,955        $10,677
31-Aug-96     $10,994        $11,050        $10,700
30-Sep-96     $11,298        $11,376        $10,985
31-Oct-96     $11,279        $11,337        $10,873
30-Nov-96     $11,786        $11,863        $11,305
31-Dec-96     $11,724        $11,758        $11,160
31-Jan-97     $11,341        $11,368        $10,769
28-Feb-97     $11,509        $11,558        $10,946
31-Mar-97     $11,603        $11,636        $10,985
30-Apr-97     $11,686        $11,761        $11,043
31-May-97     $12,547        $12,624        $11,762
30-Jun-97     $13,249        $13,361        $12,410
31-Jul-97     $13,650        $13,722        $12,611
31-Aug-97     $12,659        $12,732        $11,669
30-Sep-97     $13,528        $13,532        $12,323
31-Oct-97     $12,444        $12,436        $11,375
30-Nov-97     $12,435        $12,388        $11,259
31-Dec-97     $12,581        $12,562        $11,357
31-Jan-98     $13,044        $13,071        $11,876
28-Feb-98     $13,801        $13,861        $12,638
31-Mar-98     $14,160        $14,224        $13,028
30-Apr-98     $14,255        $14,320        $13,131
31-May-98     $14,255        $14,286        $13,066
30-Jun-98     $14,378        $14,379        $13,166
31-Jul-98     $14,416        $14,471        $13,299
31-Aug-98     $12,638        $12,648        $11,651
30-Sep-98     $12,231        $12,233        $11,293
31-Oct-98     $13,441        $13,515        $12,470
30-Nov-98     $14,132        $14,276        $13,108
31-Dec-98     $14,575        $14,744        $13,626
31-Jan-99     $14,526        $14,665        $13,585
28-Feb-99     $14,202        $14,376        $13,262
31-Mar-99     $14,841        $15,036        $13,815
30-Apr-99     $15,443        $15,683        $14,374
31-May-99     $14,689        $14,892        $13,634
30-Jun-99     $15,252        $15,499        $14,166
31-Jul-99     $15,806        $16,076        $14,587
31-Aug-99     $15,948        $16,225        $14,641
30-Sep-99     $16,244        $16,503        $14,788
31-Oct-99     $17,113        $17,382        $15,343
30-Nov-99     $17,895        $18,137        $15,875
31-Dec-99     $19,474        $19,730        $17,301
31-Jan-00     $17,944        $18,298        $16,202
29-Feb-00     $18,194        $18,594        $16,638
31-Mar-00     $19,252        $19,649        $17,284
30-Apr-00     $18,213        $18,587        $16,375
31-May-00     $17,693        $18,041        $15,975
30-Jun-00     $18,357        $18,714        $16,600
31-Jul-00     $17,646        $17,989        $15,904
31-Aug-00     $17,963        $18,305        $16,042
30-Sep-00     $17,029        $17,359        $15,261
31-Oct-00     $16,481        $16,818        $14,901
30-Nov-00     $15,731        $16,062        $14,342
31-Dec-00     $16,048        $16,400        $14,851
31-Jan-01     $16,184        $16,575        $14,856
28-Feb-01     $14,797        $15,136        $13,745
31-Mar-01     $13,801        $14,089        $12,811
30-Apr-01     $14,749        $15,059        $13,691
31-May-01     $14,221        $14,496        $13,185
30-Jun-01     $13,616        $13,877        $12,643
31-Jul-01     $13,274        $13,542        $12,424
31-Aug-01     $12,892        $13,163        $12,136
30-Sep-01     $11,730        $11,971        $10,907
31-Oct-01     $11,936        $12,200        $11,186
30-Nov-01     $12,306        $12,582        $11,599
31-Dec-01     $12,398        $12,667        $11,667
31-Jan-02     $11,756        $12,007        $11,047
28-Feb-02     $11,845        $12,111        $11,125
31-Mar-02     $12,497        $12,749        $11,727
30-Apr-02     $12,536        $12,854        $11,804
31-May-02     $12,705        $13,036        $11,954
30-Jun-02     $12,191        $12,509        $11,478
31-Jul-02     $10,996        $11,288        $10,345
31-Aug-02     $10,966        $11,264        $10,321
30-Sep-02      $9,780        $10,048         $9,213
31-Oct-02     $10,343        $10,646         $9,708
30-Nov-02     $10,778        $11,116        $10,148
31-Dec-02     $10,460        $10,761         $9,807
31-Jan-03     $10,006        $10,308         $9,398
28-Feb-03      $9,804        $10,097         $9,183
31-Mar-03      $9,602         $9,898         $9,003
30-Apr-03     $10,510        $10,871         $9,886
31-May-03     $11,145        $11,522        $10,485
30-Jun-03     $11,408        $11,796        $10,738
31-Jul-03     $11,640        $12,064        $10,998
31-Aug-03     $11,822        $12,269        $11,263
30-Sep-03     $12,144        $12,611        $11,610
31-Oct-03     $12,850        $13,366        $12,334
30-Nov-03     $13,194        $13,721        $12,607
31-Dec-03     $14,239        $14,826        $13,592
31-Jan-04     $14,352        $14,953        $13,784
29-Feb-04     $14,671        $15,281        $14,102
31-Mar-04     $14,629        $15,227        $14,181
30-Apr-04     $14,342        $14,928        $13,860
31-May-04     $14,403        $15,013        $13,908
30-Jun-04     $14,671        $15,288        $14,212
31-Jul-04     $14,301        $14,897        $13,750
31-Aug-04     $14,311        $14,912        $13,811
30-Sep-04     $14,712        $15,338        $14,171
31-Oct-04     $15,214        $15,887        $14,654
30-Nov-04     $16,159        $16,878        $15,655
31-Dec-04     $16,832        $17,578        $16,343
31-Jan-05     $16,414        $17,163        $16,044
28-Feb-05     $17,146        $17,946        $16,737
31-Mar-05     $16,780        $17,558        $16,317
30-Apr-05     $16,445        $17,137        $15,933

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:          Benchmark:       Fund Category:
                             SELECT SHARES        SCHWAB          MORNINGSTAR
                             Ticker Symbol:    INTERNATIONAL        FOREIGN
                                SWISX            INDEX(R)        LARGE-CAP BLEND
6 MONTHS                         8.20              7.87               7.69
1 YEAR                          14.86             14.79              13.08
5 YEARS                         -1.88             -1.61              -2.42
SINCE INCEPTION: 5/19/97         3.43              3.73               3.28

                                   6 MONTHS                    1 YEAR                    5 YEARS                SINCE INCEPTION

                              Fund:        Fund         Fund:         Fund         Fund:         Fund          Fund:        Fund
                             SELECT      Category:     SELECT       Category:     SELECT       Category:      SELECT      Category:
                             SHARES     MORNINGSTAR    SHARES      MORNINGSTAR    SHARES      MORNINGSTAR     SHARES     MORNINGSTAR
                             Ticker       FOREIGN      Ticker        FOREIGN      Ticker        FOREIGN       Ticker       FOREIGN
                             Symbol:     LARGE-CAP     Symbol:      LARGE-CAP     Symbol:      LARGE-CAP      Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX       SWISX        BLEND        SWISX         BLEND        SWISX         BLEND         SWISX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)         7.79%         5.29%       14.42%         10.78%       -2.29%        -3.39%       3.04%          n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)         5.65%         3.76%       10.00%          7.39%       -1.77%        -2.56%       2.77%          n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$65,395 SELECT SHARES

$66,901 SCHWAB INTERNATIONAL INDEX(R)

$66,712 MSCI EAFE(R) INDEX

[LINE GRAPH]

                           SCHWAB
              SELECT    INTERNATIONAL    MSCI-EAFE(R)
              SHARES       INDEX(R)         INDEX
19-May-97    $50,000       $50,000         $50,000
31-May-97    $49,375       $49,283         $49,248
30-Jun-97    $52,170       $52,161         $51,961
31-Jul-97    $53,755       $53,571         $52,803
31-Aug-97    $49,815       $49,706         $48,859
30-Sep-97    $53,240       $52,827         $51,595
31-Oct-97    $49,005       $48,550         $47,627
30-Nov-97    $48,970       $48,360         $47,141
31-Dec-97    $49,580       $49,042         $47,551
31-Jan-98    $51,405       $51,027         $49,725
28-Feb-98    $54,385       $54,111         $52,917
31-Mar-98    $55,800       $55,529         $54,547
30-Apr-98    $56,175       $55,905         $54,978
31-May-98    $56,175       $55,770         $54,708
30-Jun-98    $56,655       $56,133         $55,124
31-Jul-98    $56,845       $56,493         $55,681
31-Aug-98    $49,840       $49,376         $48,782
30-Sep-98    $48,240       $47,757         $47,284
31-Oct-98    $53,005       $52,763         $52,211
30-Nov-98    $55,725       $55,732         $54,885
31-Dec-98    $57,490       $57,561         $57,053
31-Jan-99    $57,305       $57,252         $56,881
28-Feb-99    $56,025       $56,122         $55,528
31-Mar-99    $58,585       $58,699         $57,843
30-Apr-99    $60,955       $61,225         $60,186
31-May-99    $57,980       $58,137         $57,086
30-Jun-99    $60,200       $60,507         $59,313
31-Jul-99    $62,385       $62,757         $61,074
31-Aug-99    $62,950       $63,342         $61,300
30-Sep-99    $64,115       $64,425         $61,919
31-Oct-99    $67,575       $67,857         $64,241
30-Nov-99    $70,660       $70,806         $66,470
31-Dec-99    $76,920       $77,025         $72,439
31-Jan-00    $70,880       $71,433         $67,839
29-Feb-00    $71,870       $72,588         $69,664
31-Mar-00    $76,050       $76,708         $72,367
30-Apr-00    $71,905       $72,561         $68,561
31-May-00    $69,895       $70,431         $66,888
30-Jun-00    $72,515       $73,058         $69,503
31-Jul-00    $69,740       $70,228         $66,591
31-Aug-00    $70,995       $71,462         $67,169
30-Sep-00    $67,310       $67,769         $63,898
31-Oct-00    $65,110       $65,658         $62,390
30-Nov-00    $62,185       $62,703         $60,050
31-Dec-00    $63,455       $64,024         $62,182
31-Jan-01    $63,955       $64,706         $62,201
28-Feb-01    $58,470       $59,090         $57,548
31-Mar-01    $54,570       $55,001         $53,641
30-Apr-01    $58,315       $58,788         $57,326
31-May-01    $56,230       $56,592         $55,205
30-Jun-01    $53,835       $54,175         $52,936
31-Jul-01    $52,485       $52,866         $52,020
31-Aug-01    $51,015       $51,386         $50,813
30-Sep-01    $46,385       $46,733         $45,666
31-Oct-01    $47,235       $47,628         $46,835
30-Nov-01    $48,700       $49,119         $48,563
31-Dec-01    $49,040       $49,452         $48,850
31-Jan-02    $46,540       $46,876         $46,256
28-Feb-02    $46,890       $47,279         $46,579
31-Mar-02    $49,430       $49,771         $49,099
30-Apr-02    $49,590       $50,183         $49,423
31-May-02    $50,255       $50,891         $50,051
30-Jun-02    $48,220       $48,833         $48,059
31-Jul-02    $43,525       $44,067         $43,316
31-Aug-02    $43,410       $43,973         $43,216
30-Sep-02    $38,715       $39,225         $38,575
31-Oct-02    $40,945       $41,560         $40,646
30-Nov-02    $42,665       $43,395         $42,491
31-Dec-02    $41,385       $42,009         $41,064
31-Jan-03    $39,625       $40,243         $39,351
28-Feb-03    $38,825       $39,419         $38,450
31-Mar-03    $38,025       $38,642         $37,697
30-Apr-03    $41,625       $42,438         $41,391
31-May-03    $44,140       $44,981         $43,899
30-Jun-03    $45,180       $46,051         $44,961
31-Jul-03    $46,140       $47,098         $46,050
31-Aug-03    $46,860       $47,898         $47,159
30-Sep-03    $48,140       $49,233         $48,612
31-Oct-03    $50,980       $52,179         $51,640
30-Nov-03    $52,300       $53,566         $52,787
31-Dec-03    $56,485       $57,881         $56,909
31-Jan-04    $56,935       $58,377         $57,712
29-Feb-04    $58,195       $59,655         $59,045
31-Mar-04    $58,035       $59,446         $59,376
30-Apr-04    $56,935       $58,279         $58,034
31-May-04    $57,180       $58,609         $58,231
30-Jun-04    $58,240       $59,684         $59,506
31-Jul-04    $56,770       $58,155         $57,572
31-Aug-04    $56,810       $58,214         $57,826
30-Sep-04    $58,400       $59,877         $59,335
31-Oct-04    $60,440       $62,020         $61,358
30-Nov-04    $64,190       $65,891         $65,549
31-Dec-04    $66,850       $68,624         $68,427
31-Jan-05    $65,230       $67,001         $67,174
28-Feb-05    $68,140       $70,061         $70,076
31-Mar-05    $66,725       $68,544         $68,317
30-Apr-05    $65,395       $66,901         $66,712

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                    INVESTMENT STYLE
                            Value         Blend       Growth
MARKET CAP
  Large                      / /          /X/          / /
  Medium                     / /          / /          / /
  Small                      / /          / /          / /

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                               3.0%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                    2.4%
--------------------------------------------------------------------------------
(3)  VODAFONE GROUP PLC                                                   2.3%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                  2.0%
--------------------------------------------------------------------------------
(5)  TOTAL SA                                                             1.9%
--------------------------------------------------------------------------------
(6)  ROYAL DUTCH PETROLEUM CO.                                            1.6%
--------------------------------------------------------------------------------
(7)  NOVARTIS AG, Registered                                              1.6%
--------------------------------------------------------------------------------
(8)  NESTLE SA, Registered                                                1.5%
--------------------------------------------------------------------------------
(9)  TOYOTA MOTOR CORP.                                                   1.3%
--------------------------------------------------------------------------------
(10) ROYAL BANK OF SCOTLAND GROUP PLC                                     1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               18.9%

STATISTICS

NUMBER OF HOLDINGS                                                         355
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $57,739
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                   9%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

30.6% FINANCIALS
11.1% ENERGY
10.4% CONSUMER DISCRETIONARY
 8.8% CONSUMER STAPLES
 8.4% HEALTH CARE
 8.4% TELECOMMUNICATION SERVICES
 6.5% INDUSTRIALS
 5.6% UTILITIES
 5.5% MATERIALS
 4.5% INFORMATION TECHNOLOGY
 0.2% OTHER

COUNTRY

[PIE CHART]

27.2% UNITED KINGDOM
17.2% JAPAN
10.8% FRANCE
 7.5% SWITZERLAND
 7.4% GERMANY
 6.1% CANADA
 5.5% NETHERLANDS
 4.5% AUSTRALIA
 4.4% SPAIN
 9.4% OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Not annualized.

4 Please see prospectus for further detail and eligibility requirements.


                                                    Schwab Equity Index Funds 21

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                ENDING
                                              BEGINNING      ACCOUNT VALUE          EXPENSES
                           EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                            (Annualized)     at 11/1/04       at 4/30/05       11/1/04-4/30/05
--------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
  Actual Return                 0.37%          $1,000          $1,031.30             $1.86
  Hypothetical 5% Return        0.37%          $1,000          $1,022.97             $1.85

Select Shares(R)
  Actual Return                 0.19%          $1,000          $1,032.50             $0.95
  Hypothetical 5% Return        0.19%          $1,000          $1,023.86             $0.95

e.Shares(R)
  Actual Return                 0.26%          $1,000          $1,032.10             $1.31
  Hypothetical 5% Return        0.26%          $1,000          $1,023.51             $1.30
--------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
  Actual Return                 0.50%          $1,000          $1,035.90             $2.54
  Hypothetical 5% Return        0.50%          $1,000          $1,022.30             $2.52

Select Shares
  Actual Return                 0.35%          $1,000          $1,036.60             $1.78
  Hypothetical 5% Return        0.35%          $1,000          $1,023.05             $1.77

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


22 Schwab Equity Index Funds

FUND EXPENSES continued

                                                                              ENDING
                                                            BEGINNING      ACCOUNT VALUE          EXPENSES
                                         EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD 2
                                          (Annualized)     at 11/1/04       at 4/30/05       11/1/04-4/30/05
----------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
  Actual Return                               0.58%          $1,000          $1,005.90             $2.90
  Hypothetical 5% Return                      0.58%          $1,000          $1,021.90             $2.93

Select Shares
  Actual Return                               0.42%          $1,000          $1,006.50             $2.09
  Hypothetical 5% Return                      0.42%          $1,000          $1,022.71             $2.10
----------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
  Actual Return                               0.54%          $1,000          $1,034.90             $2.75
  Hypothetical 5% Return                      0.54%          $1,000          $1,022.10             $2.73

Select Shares
  Actual Return                               0.39%          $1,000          $1,035.70             $1.97
  Hypothetical 5% Return                      0.39%          $1,000          $1,022.86             $1.95
----------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
  Actual Return                               0.69%          $1,000          $1,080.90             $3.56
  Hypothetical 5% Return                      0.69%          $1,000          $1,021.38             $3.46

Select Shares
  Actual Return                               0.50%          $1,000          $1,082.00             $2.58
  Hypothetical 5% Return                      0.50%          $1,000          $1,022.32             $2.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 23

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
INVESTOR SHARES                                    4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.61     16.36     13.79     16.45     22.15     21.17
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.19      0.23      0.20      0.20      0.17      0.17
  Net realized and unrealized gains or losses        0.37      1.23      2.57     (2.68)    (5.70)     1.06
                                                   ----------------------------------------------------------
  Total income or loss from investment operations    0.56      1.46      2.77     (2.48)    (5.53)     1.23
Less distributions:
  Dividends from net investment income              (0.30)    (0.21)    (0.20)    (0.18)    (0.17)    (0.18)
  Distributions from net realized gains                --        --        --        --        --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.30)    (0.21)    (0.20)    (0.18)    (0.17)    (0.25)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.87     17.61     16.36     13.79     16.45     22.15
                                                   ----------------------------------------------------------
Total return (%)                                     3.13 1    9.03     20.39    (15.32)   (25.11)     5.81

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.37 2    0.37      0.36      0.35      0.35      0.36 3
  Gross operating expenses                           0.42 2    0.45      0.46      0.46      0.46      0.52
  Net investment income                              2.06 2    1.35      1.45      1.21      0.95      0.81
Portfolio turnover rate                                 3 1       3         3         8         4         9
Net assets, end of period ($ x 1,000,000)           3,813     3,849     3,510     2,760     3,070     3,617

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


24 See financial notes.

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
SELECT SHARES                                      4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.68     16.41     13.83      16.50    22.21     21.23
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.21      0.26      0.24       0.22     0.20      0.20
  Net realized and unrealized gains or losses        0.37      1.24      2.57      (2.69)   (5.71)     1.06
                                                   ----------------------------------------------------------
  Total income or loss from investment operations    0.58      1.50      2.81      (2.47)   (5.51)     1.26
Less distributions:
  Dividends from net investment income              (0.32)    (0.23)    (0.23)     (0.20)   (0.20)    (0.21)
  Distributions from net realized gains                --        --        --         --       --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.32)    (0.23)    (0.23)     (0.20)   (0.20)    (0.28)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.94     17.68     16.41      13.83    16.50     22.21
                                                   ----------------------------------------------------------
Total return (%)                                     3.25 1    9.25     20.62     (15.20)  (24.97)     5.94

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.19 2    0.19      0.19       0.19     0.19      0.20 3
  Gross operating expenses                           0.27 2    0.30      0.31       0.31     0.31      0.36
  Net investment income                              2.25 2    1.53      1.63       1.37     1.11      0.98
Portfolio turnover rate                                 3 1       3         3          8        4         9
Net assets, end of period ($ x 1,000,000)           3,805     4,119     3,692      3,029    3,563     4,357

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 25

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                   11/1/04-  11/1/03-  11/1/02-  11/1/01-  11/1/00-  11/1/99-
E.SHARES                                           4/30/05*  10/31/04  10/31/03  10/31/02  10/31/01  10/31/00
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              17.62     16.37     13.79      16.46    22.17     21.21
                                                   ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                              0.21      0.26      0.23       0.23     0.20      0.20
  Net realized and unrealized gains or losses        0.36      1.21      2.56      (2.71)   (5.71)     1.04
  Total income or loss from investment operations    0.57      1.47      2.79      (2.48)   (5.51)     1.24
Less distributions:
  Dividends from net investment income              (0.31)    (0.22)    (0.21)     (0.19)   (0.20)    (0.21)
  Distributions from net realized gains                --        --        --         --       --     (0.07)
                                                   ----------------------------------------------------------
  Total distributions                               (0.31)    (0.22)    (0.21)     (0.19)   (0.20)    (0.28)
                                                   ----------------------------------------------------------
Net asset value at end of period                    17.88     17.62     16.37      13.79    16.46     22.17
                                                   ----------------------------------------------------------
Total return (%)                                     3.21 1    9.10     20.55     (15.32)  (25.02)     5.84

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                             0.26 2    0.28      0.28       0.28     0.28      0.29 3
  Gross operating expenses                           0.27 2    0.30      0.31       0.31     0.31      0.36
  Net investment income                              2.19 2    1.44      1.54       1.28     1.02      0.88
Portfolio turnover rate                                 3 1       3         3          8        4         9
Net assets, end of period ($ x 1,000,000)             237       249       246        220      304       441

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($x1,000)           ($x1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                              7,050,716          7,841,207

  0.0%   U.S. TREASURY
         OBLIGATIONS                                     947                947
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                         7,051,663          7,842,154

  7.4%   COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                      574,423            574,423

(7.2)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (561,978)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             7,854,599

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Other Securities                                        0.6         46,891

      BANKS 7.7%
      --------------------------------------------------------------------------
  (7) Bank of America
      Corp.      2,999,740                                    1.7        135,108
    @ Fannie Mae      715,743                                 0.5         38,614
      U.S. Bancorp      1,370,545                             0.5         38,238
      Wachovia Corp.      1,173,320                           0.8         60,051
      Wells Fargo & Co.      1,254,900                        1.0         75,219
      Other Securities                                        3.2        255,348
                                                         --------    -----------
                                                              7.7        602,578
      CAPITAL GOODS 9.2%
      --------------------------------------------------------------------------
      3M Co.      571,569                                     0.6         43,708
 =(1) General Electric Co.      7,838,044                     3.6        283,737
    @ Tyco International
      Ltd.      1,489,742                                     0.6         46,644
      United Technologies
      Corp.      378,665                                      0.5         38,518
      Other Securities                                        3.9        308,638
                                                         --------    -----------
                                                              9.2        721,245
      COMMERCIAL SERVICES & SUPPLIES 0.9%
      --------------------------------------------------------------------------
      Other Securities                                        0.9         73,513


                                                         See financial notes. 27

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      CONSUMER DURABLES & APPAREL 1.2%
      --------------------------------------------------------------------------
      Other Securities                                        1.2         92,724

      DIVERSIFIED FINANCIALS 7.8%
      --------------------------------------------------------------------------
      American Express
      Co.      868,087                                        0.6         45,748
    / The Charles Schwab
      Corp.      856,651                                      0.1          8,866
  (4) Citigroup, Inc.      3,864,055                          2.3        181,456
      JPMorgan Chase &
      Co.      2,629,773                                      1.2         93,331
      Merrill Lynch & Co.,
      Inc      688,294                                        0.5         37,120
      Morgan Stanley      823,373                             0.6         43,326
      Other Securities                                        2.5        201,136
                                                         --------    -----------
                                                              7.8        610,983
      ENERGY 8.5%
      --------------------------------------------------------------------------
      ChevronTexaco
      Corp.      1,557,321                                    1.0         80,981
      ConocoPhillips      514,909                             0.7         53,988
  (2) Exxon Mobil Corp.      4,721,923                        3.4        269,291
      Other Securities                                        3.4        261,946
                                                         --------    -----------
                                                              8.5        666,206
      FOOD & STAPLES RETAILING 2.8%
      --------------------------------------------------------------------------
@=(8) Wal-Mart Stores,
      Inc.      2,507,092                                     1.5        118,184
      Other Securities                                        1.3        102,370
                                                         --------    -----------
                                                              2.8        220,554
      FOOD BEVERAGE & TOBACCO 5.0%
      --------------------------------------------------------------------------
    @ Altria Group, Inc.      1,530,793                       1.3         99,486
      The Coca-Cola Co.      1,676,447                        0.9         72,825
      PepsiCo, Inc.      1,240,967                            0.9         69,047
      Other Securities                                        1.9        153,073
                                                         --------    -----------
                                                              5.0        394,431
      HEALTH CARE EQUIPMENT & SERVICES 5.0%
      --------------------------------------------------------------------------
      Medtronic, Inc.      895,053                            0.6         47,169
      UnitedHealth Group,
      Inc.      474,623                                       0.6         44,857
      Other Securities                                        3.8        297,112
                                                         --------    -----------
                                                              5.0        389,138
      HOTELS RESTAURANTS & LEISURE 1.5%
      --------------------------------------------------------------------------
      Other Securities                                        1.5        114,721

      HOUSEHOLD & PERSONAL PRODUCTS 2.6%
      --------------------------------------------------------------------------
      The Gillette Co.      733,546                           0.5         37,880
=(10) Procter & Gamble Co.      1,866,731                     1.3        101,083
      Other Securities                                        0.8         65,501
                                                         --------    -----------
                                                              2.6        204,464
      INSURANCE 4.1%
      --------------------------------------------------------------------------
      American International
      Group, Inc.      1,927,413                              1.2         98,009
      Other Securities                                        2.9        224,945
                                                         --------    -----------
                                                              4.1        322,954
      MATERIALS 3.1%
      --------------------------------------------------------------------------
      Other Securities                                        3.1        242,082

      MEDIA 3.9%
      --------------------------------------------------------------------------
    o Comcast Corp.,
      Class A      1,637,001                                  0.7         52,564
    o Time Warner, Inc.      3,401,045                        0.7         57,171
      Viacom, Inc.,
      Class B      1,261,757                                  0.6         43,682
      The Walt Disney
      Co.      1,515,087                                      0.5         39,998
      Other Securities                                        1.4        112,305
                                                         --------    -----------
                                                              3.9        305,720
      PHARMACEUTICALS & BIOTECHNOLOGY 8.7%
      --------------------------------------------------------------------------
      Abbott Laboratories      1,153,605                      0.7         56,711
    o Amgen, Inc.      926,976                                0.7         53,959
      Bristol-Myers Squibb
      Co.      1,445,017                                      0.5         37,571
      Eli Lilly & Co.      838,198                            0.6         49,009
  (5) Johnson & Johnson      2,200,563                        1.9        151,025
      Merck & Co., Inc.      1,634,020                        0.7         55,393
  (6) Pfizer, Inc.      5,521,031                             1.9        150,006
      Wyeth      988,721                                      0.6         44,433
      Other Securities                                        1.1         88,747
                                                         --------    -----------
                                                              8.7        686,854
      REAL ESTATE 0.6%
      --------------------------------------------------------------------------
      Other Securities                                        0.6         44,971


28 See financial notes.

SCHWAB S&P 500 INDEX FUND

                                                         % OF NET       VALUE
      SECURITY AND NUMBER OF SHARES                       ASSETS     ($ x 1,000)
      RETAILING 3.8%
      --------------------------------------------------------------------------
      Home Depot, Inc.      1,625,066                         0.7         57,479
      Other Securities                                        3.1        240,537
                                                         --------    -----------
                                                              3.8        298,016
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
      --------------------------------------------------------------------------
  (9) Intel Corp.      4,608,177                              1.4        108,384
      Other Securities                                        1.6        130,216
                                                         --------    -----------
                                                              3.0        238,600
      SOFTWARE & SERVICES 5.4%
      --------------------------------------------------------------------------
 =(3) Microsoft Corp.      7,482,586                          2.4        189,309
    o Oracle Corp.      3,325,153                             0.5         38,439
      Other Securities                                        2.5        195,413
                                                         --------    -----------
                                                              5.4        423,161
      TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.      4,783,466                      1.1         82,658
    o Dell, Inc.      1,818,384                               0.8         63,334
      Hewlett-Packard
      Co.      2,142,791                                      0.6         43,863
      International Business
      Machines Corp.      1,208,120                           1.2         92,276
      Qualcomm, Inc.      1,217,843                           0.5         42,490
      Other Securities                                        2.1        174,455
                                                         --------    -----------
                                                              6.3        499,076
      TELECOMMUNICATION SERVICES 3.2%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc.      2,442,820                                     0.7         58,139
      Verizon Communications,
      Inc.      2,049,861                                     0.9         73,385
      Other Securities                                        1.6        118,183
                                                         --------    -----------
                                                              3.2        249,707
      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B      828,253                                    0.7         59,063
      Other Securities                                        0.9         70,766
                                                         --------    -----------
                                                              1.6        129,829
      UTILITIES 3.3%
      --------------------------------------------------------------------------
      Other Securities                                        3.3        262,789

      SECURITY
        RATE, MATURITY DATE                              % OF NET       VALUE
        FACE AMOUNT ($ x 1,000)                           ASSETS     ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills
        2.73%-2.76%, 06/16/05
        950                                                   0.0            947

      END OF INVESTMENTS.

      SECURITY                                        FACE AMOUNT
        RATE, MATURITY DATE                           ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 1.6%
      --------------------------------------------------------------------------
      Bank of America Corp.
        2.80%, 05/02/05                                    16,073         16,073
      Canadian Imperial Bank of
      Commerce/New York
        1.72%, 05/25/05                                     6,743          6,742
      Fortis Bank NY
        2.06%, 06/08/05                                     8,678          8,676
        1.78%, 06/06/05                                     8,409          8,408
      Skandinav Enskilda Bank
        2.94%, 05/17/05                                    59,617         59,617
      Societe Generale
        2.91%, 05/16/05                                    21,791         21,783
                                                                     -----------
                                                                         121,299


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENTS 5.8%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust     429,235,810                                              429,236

      SECURITY                                        FACE AMOUNT
        RATE, MATURITY DATE                           ($ x 1,000)
      KBC Bank, TIme Deposit
        2.95%, 05/02/05                                    23,888         23,888
                                                                     -----------
                                                                         453,124

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                   Number of         Contract         Unrealized
                                   Contracts           Value            Gains
S&P 500 Index e-mini, Long
Expires 06/17/05                       28              1,622              8


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $554,924 of securities on loan)                         $7,842,154 a
Collateral invested for securities on loan                              574,423
Receivables:
  Fund shares sold                                                        4,083
  Interest                                                                    6
  Dividends                                                               9,898
  Investments sold                                                        5,071
  Due from brokers for futures                                               22
  Income from securities on loan                                             73
Prepaid expenses                                                   +         89
                                                                   ------------
TOTAL ASSETS                                                          8,435,819

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              574,423
Bank overdraft                                                              817
Payables:
  Fund shares redeemed                                                    5,492
  Interest expense                                                           18
  Investment adviser and administrator fees                                  72
  Transfer agent and shareholder service fees                                86
Accrued expenses                                                   +        312
                                                                   ------------
TOTAL LIABILITIES                                                       581,220

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,435,819
TOTAL LIABILITIES                                                  -    581,220
                                                                   ------------
NET ASSETS                                                           $7,854,599

NET ASSETS BY SOURCE
Capital received from investors                                       7,755,373
Net investment income not yet distributed                                40,330
Net realized capital losses                                            (731,603) b
Net unrealized capital gains                                            790,499 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                     SHARES
SHARE CLASS              NET ASSETS       /     OUTSTANDING       =         NAV
Investor Shares          $3,812,537                 213,309              $17.87
Select Shares            $3,805,309                 212,146              $17.94
e.Shares                   $236,753                  13,241              $17.88

  Unless stated, all numbers x 1,000.

a The fund paid $7,051,663 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                            $246,683
    Sales/maturities                     $803,968

  The fund's total security transactions (including transactions related to the redemption-in-kind) with other Schwab Funds(R) during the period were $473,144.

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------
  PORTFOLIO COST                       $7,134,258

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                $1,960,557
  Losses                             + (1,252,661)
                                     -------------
                                         $707,896
  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                         $94,491
  Long-term capital gains                    $ --

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                   Loss amount
    2008                                  $26,504
    2009                                   50,224
    2010                                  400,268
    2011                                   72,381
    2012                             +     29,609
                                     -------------
                                         $578,986

  AS OF APRIL 30, 2005, THE FOLLOWING RECLASSIFICATIONS WERE MADE AS A RESULT OF THE REDEMPTION-IN-KIND WITH OTHER SCHWAB FUNDS:

  RECLASSIFICATIONS:
  Capital received from
    investors                            $232,619
  Reclassified as:
  Realized capital losses               ($232,619)


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $101,280
Interest                                                                     68
Lending of securities                                                +      396
                                                                     ----------
TOTAL INVESTMENT INCOME                                                 101,744

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                       165,296 a
Net realized gains on futures contracts                              +    1,216
                                                                     ----------
NET REALIZED GAINS                                                      166,512

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      29,040
Net unrealized losses on futures contracts                           +      (60)
                                                                     ----------
NET UNREALIZED GAINS                                                     28,980

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 6,057 b
Transfer agent and shareholder service fees:
  Investor Shares                                                         4,896 c
  Select Shares                                                           2,099 c
  e.Shares                                                                  124 c
Trustees' fees                                                               33 d
Custodian fees                                                              107
Portfolio accounting fees                                                   559
Professional fees                                                            33
Registration fees                                                            52
Shareholder reports                                                         319
Interest expense                                                             31
Other expenses                                                       +       65
                                                                     ----------
Total expenses                                                           14,375
Expense reduction                                                    -    2,820 e
                                                                     ----------
NET EXPENSES                                                             11,555

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 101,744
NET EXPENSES                                                         -   11,555
                                                                     ----------
NET INVESTMENT INCOME                                                    90,189
NET REALIZED GAINS                                                      166,512 f
NET UNREALIZED GAINS                                                 +   28,980 f
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $285,681

  Unless stated, all numbers x 1,000.

a Includes gains of $232,619 from redemption-in-kind by other Schwab Funds(R).

b Calculated as a percentage of average daily net assets: 0.15% of the first
  $500 million; 0.09% of the next $4.5 billion; 0.08% of the next $5 billion; and 0.07% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of the assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $521 from the investment adviser (CSIM) and $2,299 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.37
  Select Shares                         0.19
  e.Shares                              0.28

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $195,492.


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                                 $90,189          $115,762
Net realized gains or losses                          166,512           (33,884)
Net unrealized gains                          +        28,980           600,470
                                              ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       285,681           682,348

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        64,372            46,375
Select Shares                                          75,732            52,459
e.Shares                                      +         4,246             3,356
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $144,350          $102,190 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES         VALUE    SHARES         VALUE
SHARES SOLD
Investor Shares                    16,399      $299,959    43,461      $748,116
Select Shares                      25,742       472,947    48,984       845,969
e.Shares                        +   1,489        27,248     3,507        60,506
                                ------------------------------------------------
TOTAL SHARES SOLD                  43,630      $800,154    95,952    $1,654,591

SHARES REINVESTED
Investor Shares                     3,214       $58,650     2,680       $44,333
Select Shares                       3,694        67,604     2,844        47,146
e.Shares                        +     188         3,430       182         3,018
                                ------------------------------------------------
TOTAL SHARES REINVESTED             7,096      $129,684     5,706       $94,497

SHARES REDEEMED
Investor Shares                   (24,880)    ($455,722)  (42,120)    ($725,021)
Select Shares                     (50,273)     (931,039)  (43,789)     (755,806) b
e.Shares                        +  (2,578)      (47,184)   (4,554)      (78,428)
                                ------------------------------------------------
TOTAL SHARES REDEEMED             (77,731)  ($1,433,945)  (90,463)  ($1,559,255) c

NET TRANSACTIONS IN
FUND SHARES                       (27,005)    ($504,107)   11,195      $189,833

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period               465,701    $8,217,375   454,506    $7,447,384
Total increase or
decrease                        + (27,005)     (362,776)   11,195       769,991
                                ------------------------------------------------
END OF PERIOD                     438,696    $7,854,599   465,701    $8,217,375 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                        $102,190
  Long-term
  capital gains                              $--

b For the current period, includes redemption-in-kind by other Schwab Funds(R) as follows:

  SCHWAB MARKETTRACK PORTFOLIOS:

                            SHARES          VALUE
  All Equity Portfolio      11,054       $206,923
  Growth Portfolio           7,857       $147,092
  Balanced Portfolio         4,089        $76,546

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                           CURRENT          PRIOR
                            PERIOD         PERIOD
  Investor Shares             $111           $238
  Select Shares                144            238
  e.Shares                 +     6         +   10
                           ----------------------
  TOTAL                       $261           $486

  Dollar amounts are net of the redemption proceeds.

d Includes distributable net investment income in the amount of $40,330 and $94,491 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  Conservative Portfolio                     0.6%


                                                         See financial notes. 33

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/04-      11/1/03-     11/1/02-      11/1/01-      11/1/00-      11/1/99-
INVESTOR SHARES                                       4/30/05*      10/31/04     10/31/03      10/31/02      10/31/01      10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.54         30.25        25.25          29.57         39.95        37.12
Income or loss from investment operations:
  Net investment income                                 0.31          0.37         0.33           0.31          0.26         0.26
  Net realized and unrealized gains or losses           0.87          2.26         4.99          (4.36)       (10.40)        2.83
                                                      -----------------------------------------------------------------------------
 Total income or loss from investment operations        1.18          2.63         5.32          (4.05)       (10.14)        3.09
Less distributions:
  Dividends from net investment income                 (0.48)        (0.34)       (0.32)         (0.27)        (0.24)       (0.26)
                                                      -----------------------------------------------------------------------------
Net asset value at end of period                       33.24         32.54        30.25          25.25         29.57        39.95
                                                      -----------------------------------------------------------------------------
Total return (%)                                        3.59 1        8.78        21.34         (13.87)       (25.50)        8.34

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.50 2        0.50         0.49           0.46          0.46         0.47 3
  Gross operating expenses                              0.50 2        0.50         0.51           0.52          0.51         0.51
  Net investment income                                 1.77 2        1.15         1.27           1.04          0.78         0.63
Portfolio turnover rate                                    5 1           5            5              9             8            9
Net assets, end of period ($ x 1,000,000)              4,220         4,258        3,974          3,223         3,852        5,083

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.


34 See financial notes.

SCHWAB 1000 INDEX FUND

                                                      11/1/04-      11/1/03-     11/1/02-      11/1/01-      11/1/00-      11/1/99-
SELECT SHARES                                         4/30/05*      10/31/04     10/31/03      10/31/02      10/31/01      10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 32.56         30.27        25.26          29.58         39.98        37.16
                                                      -----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.32          0.42         0.37           0.35          0.31         0.29
  Net realized and unrealized gains or losses           0.88          2.25         4.99          (4.36)       (10.41)        2.84
                                                      -----------------------------------------------------------------------------
  Total income or loss from investment operations       1.20          2.67         5.36          (4.01)       (10.10)        3.13
Less distributions:
  Dividends from net investment income                 (0.52)        (0.38)       (0.35)         (0.31)        (0.30)       (0.31)
                                                      -----------------------------------------------------------------------------
Net asset value at end of period                       33.24         32.56        30.27          25.26         29.58        39.98
                                                      -----------------------------------------------------------------------------
Total return (%)                                        3.66 1        8.90        21.52         (13.77)       (25.40)        8.46

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.35 2        0.35         0.35           0.35          0.35         0.36 3
  Gross operating expenses                              0.35 2        0.35         0.36           0.37          0.36         0.36
  Net investment income                                 1.92 2        1.30         1.41           1.15          0.89         0.74
Portfolio turnover rate                                    5 1           5            5              9             8            9
Net assets, end of period ($ x 1,000,000)              2,134         2,138        1,996          1,588         1,911        2,159

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 35

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                      COST               VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
  99.8%     COMMON STOCK                          3,715,874           6,343,631

   0.0%     U.S. TREASURY
            OBLIGATION                                  199                 199
--------------------------------------------------------------------------------
  99.8%     TOTAL INVESTMENTS                     3,716,073           6,343,830

  13.8%     COLLATERAL INVESTED FOR
            SECURITIES ON LOAN                      879,442             879,442

(13.6)%     OTHER ASSETS AND
            LIABILITIES, NET                                           (868,736)
--------------------------------------------------------------------------------
 100.0%     TOTAL NET ASSETS                                          6,354,536

                                                     % OF NET           VALUE
      SECURITY AND NUMBER OF SHARES                   ASSETS         ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Other Securities                                   0.6              35,398

      BANKS 7.4%
      --------------------------------------------------------------------------
  (8) Bank of America
      Corp.   2,018,767                                  1.4              90,925
      Fannie Mae   480,010                               0.4              25,897
      U.S. Bancorp   932,065                             0.4              26,005
      Wachovia Corp.   796,843                           0.7              40,782
      Wells Fargo & Co.   837,567                        0.8              50,204
      Other Securities                                   3.7             237,811
                                                        ----            --------
                                                         7.4             471,624
      CAPITAL GOODS 7.7%
      --------------------------------------------------------------------------
      3M Co.   388,920                                   0.5              29,741
 =(1) General Electric
      Co.   5,236,534                                    3.0             189,563
      United Technologies
      Corp.   253,741                                    0.4              25,811
      Other Securities                                   3.8             245,405
                                                        ----            --------
                                                         7.7             490,520
      COMMERCIAL SERVICES & SUPPLIES 1.2%
      --------------------------------------------------------------------------
      Other Securities                                   1.2              79,333


36 See financial notes.

SCHWAB 1000 INDEX FUND

                                                    % OF NET            VALUE
       SECURITY AND NUMBER OF SHARES                 ASSETS          ($ x 1,000)
       CONSUMER DURABLES & APPAREL 1.6%
       -------------------------------------------------------------------------
       Other Securities                                  1.6              99,996

       DIVERSIFIED FINANCIALS 7.1%
       -------------------------------------------------------------------------
       American Express Co.   629,888                    0.5              33,195
     / The Charles Schwab
       Corp.   684,290                                   0.1               7,082
   (4) Citigroup, Inc.   2,566,700                       1.9             120,532
       JPMorgan Chase &
       Co.   1,767,831                                   1.0              62,740
       Morgan Stanley   544,723                          0.5              28,663
       Other Securities                                  3.1             196,072
                                                    --------         -----------
                                                         7.1             448,284
       ENERGY 8.1%
       -------------------------------------------------------------------------
       ChevronTexaco
       Corp.   1,056,404                                 0.9              54,933
       ConocoPhillips   340,941                          0.6              35,748
   (2) Exxon Mobil Corp.   3,243,577                     2.9             184,981
       Other Securities                                  3.7             239,313
                                                    --------         -----------
                                                         8.1             514,975
       FOOD & STAPLES RETAILING 2.8%
       -------------------------------------------------------------------------
 @=(7) Wal-Mart Stores, Inc.   2,118,992                 1.6              99,889
       Other Securities                                  1.2              75,203
                                                    --------         -----------
                                                         2.8             175,092
       FOOD BEVERAGE & TOBACCO 5.1%
       -------------------------------------------------------------------------
       Altria Group, Inc.   1,018,286                    1.0              66,178
       The Coca-Cola Co.   1,212,703                     0.8              52,680
     @ PepsiCo, Inc.   840,708                           0.7              46,777
       Other Securities                                  2.6             161,336
                                                    --------         -----------
                                                         5.1             326,971

       HEALTH CARE EQUIPMENT & SERVICES 5.0%
       -------------------------------------------------------------------------
     @ Medtronic, Inc.   600,208                         0.5              31,631
       UnitedHealth Group,
       Inc.   329,884                                    0.5              31,177
       Other Securities                                  4.0             257,036
                                                    --------         -----------
                                                         5.0             319,844
       HOTELS RESTAURANTS & LEISURE 1.8%
       -------------------------------------------------------------------------
       Other Securities                                  1.8             117,826

       HOUSEHOLD & PERSONAL PRODUCTS 2.3%
       -------------------------------------------------------------------------
       The Gillette Co.   497,368                        0.4              25,684
@=(10) Procter & Gamble Co.   1,261,677                  1.1              68,320
       Other Securities                                  0.8              53,024
                                                    --------         -----------
                                                         2.3             147,028
       INSURANCE 5.0%
       -------------------------------------------------------------------------
     @ American International
       Group, Inc.   1,293,039                           1.0              65,751
    @o Berkshire Hathaway, Inc.,
       Class A   766                                     1.0              64,612
       Other Securities                                  3.0             186,886
                                                    --------         -----------
                                                         5.0             317,249
       MATERIALS 3.2%
       -------------------------------------------------------------------------
       Other Securities                                  3.2             202,057

       MEDIA 4.5%
       -------------------------------------------------------------------------
     o Comcast Corp.,
       Class A    1,116,839                              0.6              35,862
     o Time Warner, Inc.   2,182,803                     0.6              36,693
       Viacom, Inc.,
       Class B   863,011                                 0.5              29,877
     @ The Walt Disney Co.   1,017,789                   0.4              26,870
       Other Securities                                  2.4             156,316
                                                    --------         -----------
                                                         4.5             285,618
       PHARMACEUTICALS & BIOTECHNOLOGY 8.3%
       -------------------------------------------------------------------------
       Abbott Laboratories   775,607                     0.6              38,129
     o Amgen, Inc.   627,877                             0.6              36,549
       Eli Lilly & Co.   561,093                         0.5              32,807
     o Genentech, Inc.   521,413                         0.6              36,989
   (6) Johnson & Johnson   1,472,005                     1.6             101,024
       Merck & Co., Inc.   1,100,350                     0.6              37,302
   (5) Pfizer, Inc.   3,747,619                          1.6             101,823
       Wyeth   661,966                                   0.5              29,749
       Other Securities                                  1.7             113,058
                                                    --------         -----------
                                                         8.3             527,430
       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
       Other Securities                                  1.7             107,295


                                                         See financial notes. 37

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                    % OF NET            VALUE
      SECURITY AND NUMBER OF SHARES                  ASSETS          ($ x 1,000)
      RETAILING 4.1%
      --------------------------------------------------------------------------
      Home Depot, Inc.   1,103,186                       0.6              39,020
      Other Securities                                   3.5             220,455
                                                    --------         -----------
                                                         4.1             259,475
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
      --------------------------------------------------------------------------
 @(9) Intel Corp.   3,183,893                            1.2              74,885
      Other Securities                                   1.5              98,544
                                                    --------         -----------
                                                         2.7             173,429
      SOFTWARE & SERVICES 5.8%
      --------------------------------------------------------------------------
   @o Google, Inc., Class A   135,818                    0.5              29,880
 =(3) Microsoft Corp.   5,391,907                        2.2             136,415
    o Oracle Corp.   2,566,349                           0.5              29,667
      Other Securities                                   2.6             169,937
                                                    --------         -----------
                                                         5.8             365,899
      TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
      --------------------------------------------------------------------------
    o Cisco Systems, Inc.   3,353,418                    0.9              57,947
    o Dell, Inc.   1,252,123                             0.7              43,611
    @ Hewlett-Packard
      Co.   1,514,972                                    0.5              31,012
      International Business
      Machines Corp.   853,837                           1.0              65,216
      Qualcomm, Inc.   807,883                           0.5              28,187
      Other Securities                                   2.3             150,235
                                                    --------         -----------
                                                         5.9             376,208
      TELECOMMUNICATION SERVICES 2.9%
      --------------------------------------------------------------------------
      SBC Communications,
      Inc.   1,642,577                                   0.6              39,093
      Verizon Communications,
      Inc.   1,374,051                                   0.8              49,191
      Other Securities                                   1.5              95,712
                                                    --------         -----------
                                                         2.9             183,996
      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      United Parcel Service, Inc.,
      Class B   558,944                                  0.6              39,858
      Other Securities                                   1.0              60,765
                                                    --------         -----------
                                                         1.6             100,623
      UTILITIES 3.4%
      --------------------------------------------------------------------------
      Other Securities                                   3.4             217,461

      SECURITY
         RATE, MATURITY DATE                        % OF NET            VALUE
         FACE AMOUNT ($ x 1,000)                     ASSETS          ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill
         2.73%, 06/16/05
         200                                             0.0                 199

      END OF INVESTMENTS.

      SECURITY                                   FACE AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      13.8% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 3.8%
      --------------------------------------------------------------------------
      Bank of America Corp.
         2.80%, 05/02/05                              41,040              41,040
      Canadian Imperial Bank of
      Commerce/New York
         1.72%, 05/25/05                              63,250              63,237
      Fortis Bank NY
         2.06%, 06/08/05                              28,737              28,732
         1.78%, 06/06/05                              28,549              28,546
      Skandinav Enskilda Bank
         2.94%, 05/17/05                              69,821              69,821
      Societe Generale
         2.91%, 05/16/05                              15,291              15,286
                                                                     -----------
                                                                         246,662


38 See financial notes.

SCHWAB 1000 INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENTS 10.0%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust   594,753,185                                                594,753

      SECURITY                                   FACE AMOUNT
         RATE, MATURITY DATE                     ($ x 1,000)

      KBC Bank, Time Deposit
         2.95%, 05/02/05                              38,027              38,027
                                                                     -----------
                                                                         632,780

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                            Number of     Contract    Unrealized
                                            Contracts      Value        Gains
S&P 500 Index e-mini, Long
Expires 06/17/05                            50            2,896       8


                                                         See financial notes. 39

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value
  (including $852,993 of securities on loan)                       $6,343,830 a
Collateral invested for securities on loan                            879,442
Receivables:
  Fund shares sold                                                      3,034
  Interest                                                                  1
  Dividends                                                             7,116
  Investments sold                                                      8,364
  Due from brokers for futures                                              8
  Income from securities on loan                                          102
Prepaid expenses                                                 +         93
                                                                 -------------
TOTAL ASSETS                                                        7,241,990

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                            879,442
Bank overdraft                                                          3,936
Payables:
  Fund shares redeemed                                                  3,572
  Interest expense                                                         21
  Investment adviser and administrator fees                               115
  Transfer agent and shareholder service fees                             103
Accrued expenses                                                 +        265
                                                                 -------------
TOTAL LIABILITIES                                                     887,454

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        7,241,990
TOTAL LIABILITIES                                                -    887,454
                                                                 -------------
NET ASSETS                                                         $6,354,536

NET ASSETS BY SOURCE
Capital received from investors                                     4,251,409
Net investment income not yet distributed                              25,594
Net realized capital losses                                          (550,232) b
Net unrealized capital gains                                        2,627,765 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                               SHARES
SHARE CLASS           NET ASSETS    /     OUTSTANDING         =           NAV
Investor Shares       $4,220,082              126,972                  $33.24
Select Shares         $2,134,454               64,215                  $33.24

  Unless stated, all numbers x 1,000.

a The fund paid $3,716,073 for these securities.

  Includes securities valued at fair value worth $0 or 0.0% of the funds total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases              $344,993
    Sales/maturities       $551,984

  The fund's total security transactions with other Schwab Funds(R) during the period were $132,041.

b These derive from investments and futures.

FEDERAL TAX DATA
----------------------------------------------
PORTFOLIO COST                     $3,722,039

NET UNREALIZED GAINS AND LOSSES:
Gains                              $2,965,325
Losses                            +  (343,534)
                                  ------------
                                   $2,621,791

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                       $61,505
Long-term capital gains                   $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                 Loss amount
  2005                                 $2,606
  2006                                    650
  2007                                 11,853
  2009                                 97,811
  2010                                250,410
  2011                                164,037
  2012                            +    12,131
                                  ------------
                                     $539,498


40 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $74,024 a
Interest                                                                   17
Lending of securities                                             +       527
                                                                  ------------
TOTAL INVESTMENT INCOME                                                74,568

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                       8,645
Net realized gains on futures contracts                           +       330
                                                                  ------------
NET REALIZED GAINS                                                      8,975

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   167,325
Net unrealized losses on futures contracts                        +       (79)
                                                                  ------------
NET UNREALIZED GAINS                                                  167,246

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               7,347 a
Transfer agent and shareholder service fees:
  Investor Shares                                                       5,448 b
  Select Shares                                                         1,094 b
Trustees' fees                                                             23 c
Custodian fees                                                            102
Portfolio accounting fees                                                 434
Professional fees                                                          22
Registration fees                                                          31
Shareholder reports                                                       269
Interest expense                                                           30
Other expenses                                                    +        47
                                                                  ------------
Total expenses                                                         14,847 d

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                74,568
NET EXPENSES                                                      -    14,847
                                                                  ------------
NET INVESTMENT INCOME                                                  59,721
NET REALIZED GAINS                                                      8,975 e
NET UNREALIZED GAINS                                              +   167,246 e
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $235,942

  Unless stated, all numbers x 1,000.

a Net of $7 foreign withholding tax. Calculated as a percentage of average daily net assets: 0.30% of the first $500 million; 0.22% of the next $4.5 billion; 0.20% of the next $5 billion; and 0.18% of the assets beyond that. These fees are paid to Charles Schwab Investments Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of the assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual operating expenses (excluding interest, taxes and certain non-routine expenses) through February 27, 2006, will not exceed the fund's average daily net assets as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.51
  Select Shares                         0.36

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $176,221.


                                                         See financial notes. 41

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                               $59,721           $76,032
Net realized gains or losses                          8,975           (10,801)
Net unrealized gains                        +       167,246           458,477
                                            ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     235,942           523,708

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      61,678            45,314
Select Shares                               +        33,954            25,058
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $95,632           $70,372 a


TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                              11/1/04-4/30/05            11/1/03-10/31/04
                           SHARES         VALUE        SHARES         VALUE
SHARES SOLD
Investor Shares               6,788      $230,273      19,479        $619,405
Select Shares            +    4,522       153,348       9,808         311,874
                         -----------------------------------------------------
TOTAL SHARES SOLD            11,310      $383,621      29,287        $931,279

SHARES REINVESTED
Investor Shares               1,674       $56,670       1,365         $41,809
Select Shares            +      840        28,418         698          21,363
                         -----------------------------------------------------
TOTAL SHARES REINVESTED       2,514       $85,088       2,063         $63,172

SHARES REDEEMED
Investor Shares             (12,345)    ($419,057)    (21,346)      ($679,008)
Select Shares            +   (6,794)     (230,677)    (10,792)       (343,161)
                         -----------------------------------------------------
TOTAL SHARES REDEEMED       (19,139)    ($649,734)    (32,138)    ($1,022,169) b

NET TRANSACTIONS
IN FUND SHARES               (5,315)    ($181,025)       (788)       ($27,718)


SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                               11/1/04-4/30/05           11/1/03-10/31/04
                           SHARES      NET ASSETS     SHARES       NET ASSETS
Beginning of period         196,502    $6,395,251     197,290      $5,969,633
Total increase or
decrease                 +   (5,315)      (40,715)       (788)        425,618
                         -----------------------------------------------------
END OF PERIOD               191,187    $6,354,536     196,502      $6,395,251 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income           $70,372
  Long-term capital gains       $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares               $93
  Select Shares             +    36
                            -------
  TOTAL                        $129

  PRIOR PERIOD:
  Investor Shares              $218
  Select Shares             +    83
                            -------
  TOTAL                        $301

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $25,594 and $61,505 at the end of the current period and prior period, respectively.


42 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                              11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                               4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          19.92        18.22       13.27       15.98       21.06       17.41
                                                              ----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                          0.04         0.13        0.11        0.13        0.07        0.07
  Net realized and unrealized gains or losses                    0.09         1.68        4.98       (2.17)      (2.76)       3.62
                                                              ----------------------------------------------------------------------
  Total income or loss from investment operations                0.13         1.81        5.09       (2.04)      (2.69)       3.69
Less distributions:
  Dividends from net investment income                          (0.13)       (0.11)      (0.14)      (0.09)      (0.08)      (0.04)
  Distributions from net realized gains                            --           --          --       (0.58)      (2.31)         --
                                                              ----------------------------------------------------------------------
  Total distributions                                           (0.13)       (0.11)      (0.14)      (0.67)      (2.39)      (0.04)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                19.92        19.92       18.22       13.27       15.98       21.06
                                                              ----------------------------------------------------------------------
Total return (%)                                                 0.59 1       9.98       38.72      (13.66)     (13.66)      21.22

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.58 2       0.59        0.56        0.49        0.49        0.50 3
  Gross operating expenses                                       0.58 2       0.59        0.60        0.60        0.61        0.66
  Net investment income                                          0.32 2       0.66        0.74        0.77        0.49        0.44
Portfolio turnover rate                                            38 1         39          34          44          49          54
Net assets, end of period ($ x 1,000,000)                         808          869         886         722         804         803

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 43

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                     11/1/04-     11/1/03-    11/1/02-     11/1/01-     11/1/00-     11/1/99-
SELECT SHARES                                        4/30/05*     10/31/04    10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 19.96         18.25       13.28        16.00        21.09       17.44
                                                     -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.05          0.17        0.14         0.14         0.11        0.11
  Net realized and unrealized gains or losses           0.09          1.68        4.99        (2.18)       (2.78)       3.61
                                                     -------------------------------------------------------------------------
  Total income or loss from investment operations       0.14          1.85        5.13        (2.04)       (2.67)       3.72
Less distributions:
  Dividends from net investment income                 (0.16)        (0.14)      (0.16)       (0.10)       (0.11)      (0.07)
  Distributions from net realized gains                   --            --          --        (0.58)       (2.31)         --
                                                     -------------------------------------------------------------------------
  Total distributions                                  (0.16)        (0.14)      (0.16)       (0.68)       (2.42)      (0.07)
                                                     -------------------------------------------------------------------------
Net asset value at end of period                       19.94         19.96       18.25        13.28        16.00       21.09
                                                     -------------------------------------------------------------------------
Total return (%)                                        0.65 1       10.16       39.02       (13.62)      (13.56)      21.37

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.42 2        0.42        0.41         0.38         0.38        0.39 3
  Gross operating expenses                              0.43 2        0.44        0.45         0.45         0.46        0.51
  Net investment income                                 0.48 2        0.82        0.89         0.88         0.60        0.55
Portfolio turnover rate                                   38 1          39          34           44           49          54
Net assets, end of period ($ x 1,000,000)                737           761         759          638          727         757

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling SchwabFunds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities", please refer to the complete schedule of portfolio holdings.


(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  99.7%   COMMON STOCK                                  1,348,798     1,541,440

   0.2%   SHORT-TERM
          INVESTMENT                                        3,343         3,343
--------------------------------------------------------------------------------
  99.9%   TOTAL INVESTMENTS                             1,352,141     1,544,783

  10.2%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                              156,507       156,507

(10.1)%   OTHER ASSETS AND
          LIABILITIES, NET                                             (155,655)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                            1,545,635

                                                         % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                       ASSETS    ($ x 1,000)
       COMMON STOCK 99.7% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
       Other Securities                                       0.9        13,937

       BANKS 9.0%
       -------------------------------------------------------------------------
   (8) Downey Financial Corp. 46,321                          0.2         2,998
    @o Silicon Valley
       Bancshares 59,036                                      0.2         2,798
       Westamerica Bancorp. 52,530                            0.2         2,623
       Other Securities                                       8.4       130,371
                                                         --------    -----------
                                                              9.0       138,790
       CAPITAL GOODS 8.0%
       -------------------------------------------------------------------------
       GATX Corp. 81,695                                      0.2         2,673
       Kennametal, Inc. 60,398                                0.2         2,736
@o(10) USG Corp. 71,243                                       0.2         2,991
       York International Corp. 68,604                        0.2         2,684
       Other Securities                                       7.2       113,198
                                                         --------    -----------
                                                              8.0       124,282
       COMMERCIAL SERVICES & SUPPLIES 4.0%
       -------------------------------------------------------------------------
     o Waste Connections, Inc. 80,889                         0.2         2,849
       Other Securities                                       3.8        58,680
                                                         --------    -----------
                                                              4.0        61,529
       CONSUMER DURABLES & APPAREL 3.5%
       -------------------------------------------------------------------------
       Other Securities                                       3.5        53,496

       DIVERSIFIED FINANCIALS 1.6%
       -------------------------------------------------------------------------
       Other Securities                                       1.6        25,117

       ENERGY 5.9%
       -------------------------------------------------------------------------
       OMI Corp. 150,999                                      0.2         2,747
   (4) Vintage Petroleum, Inc. 108,000                        0.2         3,120
       Other Securities                                       5.5        84,747
                                                         -------     -----------
                                                              5.9        90,614
       FOOD & STAPLES RETAILING 0.9%
       -------------------------------------------------------------------------
     o NeighborCare, Inc. 96,700                              0.2         2,777
       Other Securities                                       0.7        11,019
                                                         --------    -----------
                                                              0.9        13,796


                                                         See financial notes. 45

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       Other Securities                                      1.3          19,829

       HEALTH CARE EQUIPMENT & SERVICES 8.1%
       -------------------------------------------------------------------------
  o(1) Accredo Health, Inc. 80,954                           0.2           3,667
 @o(2) Cerner Corp. 58,675                                   0.2           3,407
     o LifePoint Hospitals, Inc. 63,211                      0.2           2,810
     o Pediatrix Medical Group,
       Inc. 39,726                                           0.2           2,705
     o Sierra Health Services,
       Inc. 43,728                                           0.2           2,829
     o Steris Corp. 112,792                                  0.2           2,671
  o(3) VCA Antech, Inc. 135,670                              0.2           3,158
       Other Securities                                      6.7         103,549
                                                        --------     -----------
                                                             8.1         124,796
       HOTELS RESTAURANTS & LEISURE 3.3%
       -------------------------------------------------------------------------
     o Gaylord Entertainment
       Co. 65,434                                            0.2           2,617
       Other Securities                                      3.1          48,362
                                                        --------     -----------
                                                             3.3          50,979
       HOUSEHOLD & PERSONAL PRODUCTS 0.8%
       -------------------------------------------------------------------------
       Other Securities                                      0.8          13,063

       INSURANCE 3.3%
       -------------------------------------------------------------------------
     o Philadelphia Consolidated
       Holding Co. 36,819                                    0.2           2,761
       Other Securities                                      3.1          48,371
                                                        --------     -----------
                                                             3.3          51,132
       MATERIALS 5.4%
       -------------------------------------------------------------------------
       Albemarle Corp. 76,019                                0.2           2,783
       Aptargroup, Inc. 60,297                               0.2           2,908
     @ Crompton Corp. 189,808                                0.2           2,667
     o FMC Corp. 58,253                                      0.2           2,854
       Great Lakes Chemical
       Corp. 84,121                                          0.2           2,611
       Other Securities                                      4.4          69,703
                                                        --------     -----------
                                                             5.4          83,526
       MEDIA 3.0%
       -------------------------------------------------------------------------
     o Entercom Communications
       Corp. 81,209                                          0.2           2,617
       The Reader's Digest Association,
       Inc., Class A 164,071                                 0.2           2,789
  o(6) Valassis Communications, Inc. 85,762                  0.2           3,023
       Other Securities                                      2.4          37,653
                                                        --------     -----------
                                                             3.0          46,082
       PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
       -------------------------------------------------------------------------
     o Kos Pharmaceuticals, Inc. 61,130                      0.2           2,945
     o Protein Design Labs, Inc. 155,921                     0.2           2,788
     o Techne Corp. 68,072                                   0.2           2,844
       Other Securities                                      3.6          57,097
                                                        --------     -----------
                                                             4.2          65,674
       REAL ESTATE 7.2%
       -------------------------------------------------------------------------
       American Financial Realty
       Trust 182,692                                         0.2           2,801
       Essex Property Trust,
       Inc. 37,995                                           0.2           2,886
     @ Health Care Real Estate
       Investment Trust, Inc. 77,307                         0.2           2,590
       Healthcare Realty Trust,
       Inc. 69,452                                           0.2           2,681
       Other Securities                                      6.4         100,752
                                                        --------     -----------
                                                             7.2         111,710
       RETAILING 5.8%
       -------------------------------------------------------------------------
     o Aeropostale, Inc. 92,391                              0.2           2,580
     o AnnTaylor Stores
       Corp. 111,846                                         0.2           2,739
  @(5) Bebe Stores 94,894                                    0.2           3,067
     @ Blockbuster, Inc.,
       Class A 299,923                                       0.2           2,969
       Other Securities                                      5.0          78,685
                                                        --------     -----------
                                                             5.8          90,040
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
       -------------------------------------------------------------------------
    @o Cree, Inc. 121,396                                    0.2           2,937
       Other Securities                                      3.4          52,203
                                                        --------     -----------
                                                             3.6          55,140
       SOFTWARE & SERVICES 8.0%
       -------------------------------------------------------------------------
     o The BISYS Group,
       Inc. 198,933                                          0.2           2,809


46 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                        % OF NET        VALUE
       SECURITY AND NUMBER OF SHARES                      ASSETS     ($ x 1,000)
  o(9) CACI International, Inc.,
       Class A 48,231                                        0.2           2,996
     o SRA International, Inc.,
       Class A 42,730                                        0.2           2,792
  o(7) Sybase, Inc. 158,962                                  0.2           3,009
    @o Take-Two Interactive
       Software, Inc. 111,542                                0.2           2,625
       Other Securities                                      7.0         108,783
                                                        --------     -----------
                                                             8.0         123,014
       TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
       -------------------------------------------------------------------------
       Adtran, Inc. 131,924                                  0.2           2,735
       Other Securities                                      5.1          79,578
                                                        --------     -----------
                                                             5.3          82,313
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
       Other Securities                                      1.2          18,122

       TRANSPORTATION 2.4%
       -------------------------------------------------------------------------
    @o AMR Corp. 266,155                                     0.2           2,787
       Other Securities                                      2.2          34,420
                                                        --------     -----------
                                                             2.4          37,207
       UTILITIES 3.0%
       -------------------------------------------------------------------------
       Nicor, Inc. 72,983                                    0.2           2,698
     @ Piedmont Natural
       Gas Co. 125,183                                       0.2           2,873
       PNM Resources, Inc. 100,043                           0.2           2,766
       Other Securities                                      2.4          38,915
                                                        --------     -----------
                                                             3.0          47,252

       SECURITY
         RATE, MATURITY DATE                              % OF NET        VALUE
         FACE AMOUNT ($ x 1,000)                           ASSETS     ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.2% of net assets

       Bank of America,
       London Time Deposit
         2.36%, 05/02/05
         3,343                                                 0.2         3,343

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       10.2% of net assets

       SHORT-TERM INVESTMENT 10.2%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund 156,507,365                                                  156,507

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 47

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value
  (including $144,683 of securities on loan)                       $1,544,783 a
Collateral invested for securities on loan                            156,507
Receivables:
  Fund shares sold                                                        619
  Dividends                                                               950
  Income from securities on loan                                          138
Prepaid expenses                                                +          28
                                                                --------------
TOTAL ASSETS                                                        1,703,025

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                            156,507
Payables:
  Fund shares redeemed                                                    679
  Interest expense                                                          1
  Investment adviser and administrator fees                                37
  Transfer agent and shareholder service fees                              21
Accrued expenses                                                +         145
                                                                --------------
TOTAL LIABILITIES                                                     157,390

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,703,025
TOTAL LIABILITIES                                               -     157,390
                                                                --------------
NET ASSETS                                                         $1,545,635

NET ASSETS BY SOURCE
Capital received from investors                                     1,362,796
Net investment income not yet distributed                                 949
Net realized capital losses                                           (10,752) b
Net unrealized capital gains                                          192,642 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   SHARES
SHARE CLASS            NET ASSETS      /      OUTSTANDING      =          NAV
Investor Shares          $808,166                  40,580              $19.92
Select Shares            $737,469                  36,979              $19.94

  Unless stated, all numbers x 1,000.

a The fund paid $1,352,141 for these securities.

  Includes securities valued at fair value worth $0 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $642,324
    Sales/maturities               $741,742

  The fund's total security transactions with other Schwab Funds(R) during the period were $127,782.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                   $1,353,329

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $327,436
  Losses                         +   (135,982)
                                 -------------
                                     $191,454

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                      $9,047
  Long-term capital gains                 $--

  CAPITAL LOSSES UTILIZED            $214,814

  UNUSED CAPITAL LOSSES:

  Expires 10/31 of:               Loss amount
    2011                              $69,356


48 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $7,105 a
Interest                                                                   15
Lending of securities                                              +      494
                                                                   -----------
TOTAL INVESTMENT INCOME                                                 7,614

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                      61,469
Net realized losses on futures contracts                           +     (170)
                                                                   -----------
NET REALIZED GAINS                                                     61,299

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                  (48,150)
Net unrealized losses on futures contracts                         +      (35)
                                                                   -----------
NET UNREALIZED LOSSES                                                 (48,185)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,473 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,112 c
   Select Shares                                                          395 c
Trustees' fees                                                              9 d
Custodian fees                                                             91
Portfolio accounting fees                                                 117
Professional fees                                                          20
Registration fees                                                          15
Shareholder reports                                                        64
Interest expense                                                            6
Other expenses                                                     +       16
                                                                   -----------
Total expenses                                                          4,318
Expense reduction                                                  -       57 e
                                                                   -----------
NET EXPENSES                                                            4,261

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 7,614
NET EXPENSES                                                       -    4,261
                                                                   -----------
NET INVESTMENT INCOME                                                   3,353
NET REALIZED GAINS                                                     61,299 f
NET UNREALIZED LOSSES                                              +  (48,185) f
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $16,467

  Unless stated, all numbers x 1,000.

a Net of $2 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent
  (Schwab). It reflects a guarantee by the investment adviser (CSIM) and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.60
  Select Shares                         0.42

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $13,114.


                                                         See financial notes. 49

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                                $3,353           $12,316
Net realized gains                                   61,299           215,610
Net unrealized losses                       +       (48,185)          (67,250)
                                            ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      16,467           160,676

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       5,474             5,423
Select Shares                               +         5,977             5,623
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $11,451           $11,046 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                  11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES        VALUE      SHARES        VALUE
SHARES SOLD
Investor Shares                   2,694      $57,236       5,935     $114,857
Select Shares                 +   2,613       55,679       6,358      121,773
                              ------------------------------------------------
TOTAL SHARES SOLD                 5,307     $112,915      12,293     $236,630

SHARES REINVESTED
Investor Shares                     237       $5,085         270       $5,073
Select Shares                 +     256        5,502         278        5,234
                              ------------------------------------------------
TOTAL SHARES REINVESTED             493      $10,587         548      $10,307

SHARES REDEEMED
Investor Shares                  (5,980)   ($127,096)    (11,208)   ($215,266)
Select Shares                 +  (4,011)     (85,513)    (10,118)    (196,867)
                              ------------------------------------------------
TOTAL SHARES REDEEMED            (9,991)   ($212,609)    (21,326)   ($412,133) b

NET TRANSACTIONS
IN FUND SHARES                   (4,191)    ($89,107)     (8,485)   ($165,196)

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                  11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period              81,750   $1,629,726      90,235   $1,645,292
Total decrease                +  (4,191)     (84,091)   (8,485)       (15,566)
                              ------------------------   ---------------------
END OF PERIOD                    77,559    $1,545,635    81,750    $1,629,726 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                        $11,046
  Long-term
  capital gains                              $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

                             CURRENT       PRIOR
                              PERIOD      PERIOD
  Investor Shares                $28         $68
  Select Shares              +    46      +   33
                             -------------------
  TOTAL                          $74        $101

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $949 and $9,047 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio                      7.2%
  Growth Portfolio                          8.1%
  Balanced Portfolio                        4.9%
  Conservative Portfolio                    1.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                       0.5%


50 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                                4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           19.04        17.48       14.35       16.62       22.49      20.87
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.16         0.19        0.16        0.16        0.15       0.16
  Net realized and unrealized gains or losses                     0.51         1.53        3.14       (2.27)      (5.87)      1.56
                                                               ---------------------------------------------------------------------
  Total income or loss from investment operations                 0.67         1.72        3.30       (2.11)      (5.72)      1.72
Less distributions:
  Dividends from net investment income                           (0.25)       (0.16)      (0.17)      (0.16)      (0.15)     (0.10)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                 19.46        19.04       17.48       14.35       16.62      22.49
                                                               ---------------------------------------------------------------------
Total return (%)                                                  3.49 1       9.93       23.24      (12.86)     (25.55)      8.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.54 2       0.56        0.53        0.40        0.40       0.41 3
  Gross operating expenses                                        0.54 2       0.56        0.59        0.62        0.65       0.67
  Net investment income                                           1.61 2       1.07        1.18        1.11        0.94       0.76
Portfolio turnover rate                                              1 1          2           3           2           2          2
Net assets, end of period ($ x 1,000,000)                          603          592         469         263         224        218

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 51

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                              11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES                                                 4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         19.09       17.52       14.37       16.65       22.52       20.89
                                                              ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                         0.18        0.22        0.20        0.19        0.18        0.17
  Net realized and unrealized gains or losses                   0.51        1.54        3.14       (2.29)      (5.87)       1.56
                                                              ---------------------------------------------------------------------
  Total income or loss from investment operations               0.69        1.76        3.34       (2.10)      (5.69)       1.73
Less distributions:
  Dividends from net investment income                         (0.28)      (0.19)      (0.19)      (0.18)      (0.18)      (0.10)
                                                              ---------------------------------------------------------------------
Net asset value at end of period                               19.50       19.09       17.52       14.37       16.65       22.52
                                                              ---------------------------------------------------------------------
Total return (%)                                                3.57 1     10.10       23.50      (12.81)     (25.40)       8.30

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                       0.39 2      0.39        0.36        0.27        0.27        0.28 3
   Gross operating expenses                                     0.39 2      0.41        0.44        0.47        0.50        0.52
   Net investment income                                        1.76 2      1.23        1.35        1.24        1.07        0.89
Portfolio turnover rate                                            1 1         2           3           2           2           2
Net assets, end of period ($ x 1,000,000)                        562         548         429         264         257         262

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


52 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.8%   COMMON STOCK                                  1,077,652      1,163,041

  0.1%   SHORT-TERM
         INVESTMENT                                          690            690

  0.0%   U.S. TREASURY
         OBLIGATION                                           90             90

  0.0%   PREFERRED STOCK                                      68             74

  0.0%   WARRANTS                                            387              6

  0.0%   RIGHTS                                              137              4
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                             1,079,024      1,163,905

  7.3%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                               85,555         85,555

(7.2)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (84,258)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,165,202

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        COMMON STOCK 99.8% of net assets

        AUTOMOBILES & COMPONENTS 0.6%
        ------------------------------------------------------------------------
        Other Securities                                    0.6            7,160

        BANKS 7.7%
        ------------------------------------------------------------------------
    (8) Bank of America Corp.  338,518                      1.3           15,247
      @ Fannie Mae  81,400                                  0.4            4,392
        U.S. Bancorp  158,531                               0.4            4,423
        Wachovia Corp.  133,649                             0.6            6,840
        Wells Fargo & Co.  140,077                          0.7            8,396
        Other Securities                                    4.3           50,604
                                                        -------      -----------
                                                            7.7           89,902
        CAPITAL GOODS 7.7%
        ------------------------------------------------------------------------
        3M Co.  65,000                                      0.4            4,971
   =(1) General Electric Co.  874,566                       2.7           31,659
        United Technologies Corp  42,034                    0.4            4,276
        Other Securities                                    4.2           49,094
                                                        -------      -----------
                                                            7.7           90,000
        COMMERCIAL SERVICES & SUPPLIES 1.7%
        ------------------------------------------------------------------------
        Other Securities                                    1.7           19,464


                                                         See financial notes. 53

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        CONSUMER DURABLES & APPAREL 1.9%
        ------------------------------------------------------------------------
        Other Securities                                    1.9           22,162

        DIVERSIFIED FINANCIALS 6.6%
        ------------------------------------------------------------------------
        American Express Co.  105,150                       0.5            5,541
      / The Charles Schwab Corp.  111,120                   0.0            1,150
   =(4) Citigroup, Inc.  427,436                            1.7           20,072
        JPMorgan Chase & Co.  295,944                       0.9           10,503
        Merrill Lynch & Co., Inc.  79,800                   0.4            4,304
        Morgan Stanley  90,300                              0.4            4,752
        Other Securities                                    2.7           30,282
                                                       --------      -----------
                                                            6.6           76,604
        ENERGY 7.9%
        ------------------------------------------------------------------------
        ChevronTexaco Corp.  179,634                        0.8            9,341
        ConocoPhillips  56,098                              0.5            5,882
   =(2) Exxon Mobil Corp.  537,816                          2.6           30,672
        Other Securities                                    4.0           45,686
                                                       --------      -----------
                                                            7.9           91,581
        FOOD & STAPLES RETAILING 2.6%
        ------------------------------------------------------------------------
  @=(7) Wal-Mart Stores, Inc.  350,100                      1.4           16,504
        Other Securities                                    1.2           13,711
                                                       --------      -----------
                                                            2.6           30,215
        FOOD BEVERAGE & TOBACCO 4.7%
        ------------------------------------------------------------------------
        Altria Group, Inc.  168,800                         1.0           10,970
        The Coca-Cola Co.  202,200                          0.8            8,784
        PepsiCo, Inc.  140,800                              0.7            7,834
        Other Securities                                    2.2           27,481
                                                       --------      -----------
                                                            4.7           55,069
        HEALTH CARE EQUIPMENT & SERVICES 5.7%
        ------------------------------------------------------------------------
        Medtronic, Inc.  100,974                            0.5            5,321
        UnitedHealth Group, Inc.  66,300                    0.6            6,266
        Other Securities                                    4.6           55,208
                                                       --------      -----------
                                                            5.7           66,795
        HOTELS RESTAURANTS & LEISURE 1.9%
        ------------------------------------------------------------------------
        Other Securities                                    1.9           21,680

        HOUSEHOLD & PERSONAL PRODUCTS 2.2%
        ------------------------------------------------------------------------
  =(10) Procter & Gamble Co.  213,400                       1.0           11,556
        Other Securities                                    1.2           14,238
                                                       --------      -----------
                                                            2.2           25,794
        INSURANCE 4.7%
        ------------------------------------------------------------------------
        American International Group,
        Inc.  216,222                                       1.0           10,995
      o Berkshire Hathaway, Inc., Class A  119              0.9           10,038
        Other Securities                                    2.8           34,041
                                                       --------      -----------
                                                            4.7           55,074
        MATERIALS 3.4%
        ------------------------------------------------------------------------
        Other Securities                                    3.4           39,505

        MEDIA 4.3%
        ------------------------------------------------------------------------
      o Comcast Corp., Class A  148,336                     0.4            4,763
      o Time Warner, Inc.  367,052                          0.5            6,170
        Viacom, Inc., Class B  144,012                      0.4            4,986
        The Walt Disney Co.  169,650                        0.4            4,479
        Other Securities                                    2.6           29,139
                                                       --------      -----------
                                                            4.3           49,537
        PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
        ------------------------------------------------------------------------
        Abbott Laboratories  128,205                        0.6            6,303
      o Amgen, Inc.  107,168                                0.5            6,238
        Eli Lilly & Co.  92,400                             0.5            5,403
     @o Genentech, Inc.  73,300                             0.5            5,200
    (6) Johnson & Johnson  246,370                          1.5           16,908
        Merck & Co., Inc.  183,552                          0.5            6,222
    (5) Pfizer, Inc.  631,552                               1.5           17,159
        Wyeth  109,400                                      0.4            4,916
        Other Securities                                    1.6           20,731
                                                       --------      -----------
                                                            7.6           89,080
        REAL ESTATE 2.1%
        ------------------------------------------------------------------------
        Other Securities                                    2.1           24,997

        RETAILING 4.2%
        ------------------------------------------------------------------------
        Home Depot, Inc.  187,000                           0.6            6,614
        Other Securities                                    3.6           41,940
                                                       --------      -----------
                                                            4.2           48,554


54 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                       % OF NET         VALUE
        SECURITY AND NUMBER OF SHARES                   ASSETS       ($ x 1,000)
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
        ------------------------------------------------------------------------
    (9) Intel Corp.  533,832                                1.1           12,556
        Other Securities                                    1.6           18,652
                                                       --------      -----------
                                                            2.7           31,208
        SOFTWARE & SERVICES 5.9%
        ------------------------------------------------------------------------
      o Google, Inc., Class A  22,500                       0.4            4,950
   =(3) Microsoft Corp.  896,760                            2.0           22,688
      o Oracle Corp. 429,500                                0.4            4,965
        Other Securities                                    3.1           36,504
                                                       --------      -----------
                                                            5.9           69,107
        TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
        ------------------------------------------------------------------------
      o Cisco Systems, Inc.  563,969                        0.9            9,745
      o Dell, Inc.  209,300                                 0.6            7,290
        Hewlett-Packard Co.  252,916                        0.5            5,177
        International Business
        Machines Corp.  142,350                             1.0           10,873
        Qualcomm, Inc.  135,100                             0.4            4,714
        Other Securities                                    2.5           31,298
                                                       --------      -----------
                                                            5.9           69,097
        TELECOMMUNICATION SERVICES 2.8%
        ------------------------------------------------------------------------
        SBC Communications, Inc.  281,016                   0.6            6,688
        Verizon Communications, Inc.  232,468               0.7            8,322
        Other Securities                                    1.5           17,592
                                                       --------      -----------
                                                            2.8           32,602
        TRANSPORTATION 1.7%
        ------------------------------------------------------------------------
        United Parcel Service, Inc.,
        Class B  91,480                                     0.6            6,523
        Other Securities                                    1.1           12,651
                                                       --------      -----------
                                                            1.7           19,174
        UTILITIES 3.3%
        ------------------------------------------------------------------------
        Other Securities                                    3.3           38,680

        PREFERRED STOCK 0.0% of net assets

        REAL ESTATE 0.0%
        ------------------------------------------------------------------------
        Other Securities                                    0.0               74

        WARRANTS 0.0% of net assets

        Other Securities                                    0.0                6

        RIGHTS 0.0% of net assets

        Other Securities                                    0.0                4

        SHORT-TERM INVESTMENT
        0.1% of net assets

        Provident Institutional TempFund 690,290            0.1              690

        SECURITY
           RATE, MATURITY DATE
           FACE AMOUNT ($ x 1,000)

        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill 2.73%, 06/16/05  90              0.0               90

END OF INVESTMENTS.


                                                         See financial notes. 55

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


     SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                              ($ x 1,000)      ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN
     7.3% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE
     OBLIGATIONS 2.0%
     --------------------------------------------------------------------------------
     Bank of America Corp.
        2.80%, 05/02/05                                        2,503            2,503
     Canadian Imperial Bank of
     Commerce/New York
        1.72%, 05/25/05                                          425              425
     Fortis Bank NY
        1.78%, 06/06/05                                        2,173            2,172
        2.06%, 06/08/05                                        4,628            4,627
     Skandinav Enskilda Bank
        2.94%, 05/17/05                                       11,656           11,656
     Societe Generale
        2.91%, 05/16/05                                        2,872            2,871
                                                                          -----------
                                                                               24,254

                                                                             VALUE
     SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)

     SHORT-TERM INVESTMENTS 5.3%
     --------------------------------------------------------------------------------
     Institutional Money Market Trust 57,898,142                               57,898


     SECURITY                                            FACE AMOUNT
        RATE, MATURITY DATE                              ($ x 1,000)
     KBC Bank, Time Deposit
        2.95%, 05/02/05                                        3,403            3,403
                                                                          -----------
                                                                               61,301

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         Number of      Contract      Unrealized
                                         Contracts        Value        Losses
S&P 500 Index, e-mini Long
Expires 06/17/05                            25           1,448          (42)


56 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $82,946 of securities on loan)                         $1,163,905 a
Collateral invested for securities on loan                               85,555
Receivables:
   Fund shares sold                                                         520
   Interest                                                                   3
   Dividends                                                              1,263
   Investments sold                                                         227
   Due from brokers for futures                                              19
   Income from securities on loan                                            22
Prepaid expenses                                                  +          44
                                                                  --------------
TOTAL ASSETS                                                          1,251,558

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               85,555
Payables:
   Fund shares redeemed                                                     663
   Investment adviser and administrator fees                                 24
   Transfer agent and shareholder service fees                               16
Accrued expenses                                                  +          98
                                                                  --------------
TOTAL LIABILITIES                                                        86,356

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,251,558
TOTAL LIABILITIES                                                 -      86,356
                                                                  --------------
NET ASSETS                                                           $1,165,202

  NET ASSETS BY SOURCE
Capital received from investors                                       1,096,387
Net investment income not yet distributed                                 4,312
Net realized capital losses                                             (20,336) b
Net unrealized capital gains                                             84,839 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                    SHARES
SHARE CLASS           NET ASSETS       /       OUTSTANDING       =           NAV
Investor Shares         $602,850                    30,979                $19.46
Select Shares           $562,352                    28,838                $19.50

  Unless stated, all numbers x 1,000.

a The fund paid $1,079,024 for these securities.

  Includes securities valued at fair value worth $18 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                       $20,080
    Sales/maturities                $14,332

  The fund's total security transactions with other Schwab Funds(R) during the period were $652.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------
  PORTFOLIO COST                   $1,080,658

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $265,757
  Losses                        +    (182,510)
                                --------------
                                      $83,247

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $10,037
  Long-term capital gains                 $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:               Loss amount
     2007                                 $18
     2008                               3,413
     2009                               2,000
     2010                              11,485
     2011                               3,975
     2012                       +         874
                                --------------
                                $      21,765


                                                         See financial notes. 57

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $12,644
Interest                                                                     42
Lending of securities                                                +      112
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  12,798

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         1,458
Net realized gains on futures contracts                              +      499
                                                                     -----------
NET REALIZED GAINS                                                        1,957

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      28,514
Net unrealized losses on futures contracts                           +     (121)
                                                                     -----------
NET UNREALIZED GAINS                                                     28,393

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,507 a
Transfer agent and shareholder service fees:
   Investor Shares                                                          772 b
   Select Shares                                                            286 b
Trustees' fees                                                                7 c
Custodian fees                                                               48
Portfolio accounting fees                                                    85
Professional fees                                                            19
Registration fees                                                            23
Shareholder reports                                                          45
Other expenses                                                       +       19
                                                                     -----------
Total expenses                                                            2,811
Expense reduction                                                    -       14 d
                                                                     -----------
NET EXPENSES                                                              2,797

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  12,798
NET EXPENSES                                                         -    2,797
                                                                     -----------
NET INVESTMENT INCOME                                                    10,001
NET REALIZED GAINS                                                        1,957 e
NET UNREALIZED GAINS                                                 +   28,393 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $40,351

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the transfer agent and shareholder service agent
  (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.58
  Select Shares                         0.39

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $30,350.


58 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $10,001               $12,208
Net realized gains                                   1,957                   286
Net unrealized gains                       +        28,393                83,701
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     40,351                96,195

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      7,956                 4,522
Select Shares                              +         7,770                 4,835
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
INCOME                                             $15,726                $9,357 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                  SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                    3,117       $62,131      9,767      $180,735
Select Shares                  +   3,008        60,109      8,998       165,692
                               -------------------------------------------------
TOTAL SHARES SOLD                  6,125      $122,240     18,765      $346,427

SHARES REINVESTED
Investor Shares                      362        $7,203        237        $4,213
Select Shares                  +     328         6,531        222         3,957
                               -------------------------------------------------
TOTAL SHARES REINVESTED              690       $13,734        459        $8,170

SHARES REDEEMED
Investor Shares                   (3,608)     ($71,932)    (5,759)    ($106,552)
Select Shares                  +  (3,211)      (64,145)    (5,002)      (92,791)
                               -------------------------------------------------
TOTAL SHARES REDEEMED             (6,819)    ($136,077)   (10,761)    ($199,343) b

NET TRANSACTIONS
IN FUND SHARES                        (4)        ($103)     8,463      $155,254

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                  SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period               59,821    $1,140,680     51,358      $898,588
Total increase or
decrease                       +      (4)       24,522      8,463       242,092
                               -------------------------------------------------
END OF PERIOD                     59,817    $1,165,202     59,821    $1,140,680 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income              $9,357
  Long-term capital gains         $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                 $25
  Select Shares              +     23
                             --------
  TOTAL                           $48

  PRIOR PERIOD:
  Investor Shares                 $70
  Select Shares              +     59
                             --------
  TOTAL                          $129

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $4,312 and $10,037 at the end of the current period and prior period, respectively.


                                                         See financial notes. 59

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                                 4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.82       12.74       10.47       12.22       17.13       17.93
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.17        0.26        0.23        0.21        0.15        0.20
  Net realized and unrealized gains or losses                     1.02        2.05        2.25       (1.82)      (4.81)      (0.85)
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 1.19        2.31        2.48       (1.61)      (4.66)      (0.65)
Less distributions:
  Dividends from net investment income                           (0.28)      (0.23)      (0.21)      (0.14)      (0.25)      (0.15)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 15.73       14.82       12.74       10.47       12.22       17.13
                                                                --------------------------------------------------------------------
Total return (%)                                                  8.09 1     18.40       24.24      (13.34)     (27.58)      (3.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.69 2      0.69        0.65        0.58        0.58        0.59 3
  Gross operating expenses                                        0.72 2      0.73        0.74        0.76        0.75        0.82
  Net investment income                                           2.17 2      1.78        2.01        1.70        1.14        1.60
Portfolio turnover rate                                              9 1         1           7          13          18          16
Net assets, end of period ($ x 1,000,000)                          588         550         494         443         519         637

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.


60 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                                11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
SELECT SHARES                                                   4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.83       12.75       10.47       12.23       17.14       17.96
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.19        0.28        0.25        0.21        0.16        0.27
  Net realized and unrealized gains or losses                     1.02        2.05        2.26       (1.82)      (4.80)      (0.91)
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 1.21        2.33        2.51       (1.61)      (4.64)      (0.64)
Less distributions:
  Dividends from net investment income                           (0.31)      (0.25)      (0.23)      (0.15)      (0.27)      (0.18)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 15.73       14.83       12.75       10.47       12.23       17.14
                                                                --------------------------------------------------------------------
Total return (%)                                                  8.20 1     18.56       24.50      (13.31)     (27.45)      (3.65)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.50 2      0.50        0.49        0.47        0.47        0.48 3
  Gross operating expenses                                        0.57 2      0.58        0.59        0.61        0.60        0.67
  Net investment income                                           2.36 2      1.97        2.19        1.81        1.25        1.71
Portfolio turnover rate                                              9 1         1           7          13          18          16
Net assets, end of period ($ x 1,000,000)                          742         687         629         536         616         700

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 61

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the fund's net assets. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov. In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten. For the characteristics of the securities included under "Other Securities" and for securities valued at fair value, please refer to the complete schedule of portfolio holdings.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
  99.2%   FOREIGN COMMON
          STOCK                                       1,010,696        1,319,430

   0.1%   SHORT-TERM
          INVESTMENT                                      2,054            2,054

   0.1%   FOREIGN PREFERRED
          STOCK                                             766            1,043

   0.0%   WARRANTS                                          200               --
--------------------------------------------------------------------------------
  99.4%   TOTAL INVESTMENTS                           1,013,716        1,322,527

  14.4%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                            191,005          191,005

(13.8)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (183,158)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                             1,330,374

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       FOREIGN COMMON STOCK 99.2% of net assets

       AUSTRALIA 4.5%
       -------------------------------------------------------------------------
       BHP Billiton Ltd.  639,314                           0.6            8,087
       Commonwealth Bank of Australia  229,864              0.5            6,537
       National Australia Bank Ltd.  277,850                0.5            6,351
       Other Securities                                     2.9           38,768
                                                       --------      -----------
                                                            4.5           59,743
       BELGIUM 0.9%
       -------------------------------------------------------------------------
       Other Securities                                     0.9           12,634

       CANADA 6.1%
       -------------------------------------------------------------------------
     @ Manulife Financial Corp.  143,695                    0.5            6,603
       Royal Bank of Canada  116,611                        0.5            6,964
       Other Securities                                     5.1           67,757
                                                       --------      -----------
                                                            6.1           81,324
       DENMARK 0.7%
       -------------------------------------------------------------------------
       Other Securities                                     0.7            8,999

       FRANCE 10.7%
       -------------------------------------------------------------------------
     @ AXA SA  280,494                                      0.5            7,028
       BNP Paribas  141,162                                 0.7            9,345
       France Telecom SA  253,842                           0.6            7,487
       Sanofi-Aventis  173,827                              1.2           15,443
       Societe Generale, Class A  72,960                    0.5            7,297
   (5) Total SA  114,369                                    1.9           25,514
       Other Securities                                     5.3           70,819
                                                       --------      -----------
                                                           10.7          142,933
       GERMANY 7.3%
       -------------------------------------------------------------------------
     @ Allianz AG  61,988                                   0.6            7,498
       BASF AG  98,512                                      0.5            6,468
       Deutsche Bank AG  97,835                             0.6            8,000
     @ Deutsche Telekom AG  428,462                         0.6            8,134
     @ E.ON AG  119,317                                     0.8           10,153
       Siemens AG  148,778                                  0.8           10,999
       Other Securities                                     3.4           46,518
                                                       --------      -----------
                                                            7.3           97,770


62 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       HONG KONG / CHINA 1.2%
       -------------------------------------------------------------------------
       Other Securities                                     1.2           15,380

       IRELAND 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1              976

       ITALY 4.1%
       -------------------------------------------------------------------------
       Assicurazioni Generali SPA  200,626                  0.5            6,187
       ENI-Ente Nazionale Idrocarburi
       SPA  473,784                                         0.9           11,952
       Other Securities                                     2.7           35,925
                                                       --------      -----------
                                                            4.1           54,064
       JAPAN 17.1%
       -------------------------------------------------------------------------
       Canon, Inc.  139,395                                 0.5            7,246
       Honda Motor Co. Ltd.  141,539                        0.5            6,807
       Nippon Telegraph & Telephone Corp.  1,667            0.5            6,979
     @ Sony Corp.  168,500                                  0.5            6,217
       Takeda Pharmaceutical Co. Ltd.  141,200              0.5            6,867
   (9) Toyota Motor Corp.  476,703                          1.3           17,287
       Other Securities                                    13.3          176,584
                                                       --------      -----------
                                                           17.1          227,987
       NETHERLANDS 5.5%
       -------------------------------------------------------------------------
       ABN Amro Holdings NV  297,220                        0.5            7,230
       ING Groep NV  397,081                                0.8           10,976
   (6) Royal Dutch Petroleum Co.  372,124                   1.7           21,786
       Unilever NV  103,665                                 0.5            6,693
       Other Securities                                     2.0           26,415
                                                       --------      -----------
                                                            5.5           73,100
       SPAIN 4.4%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya
       Argentaria SA  611,313                               0.7            9,498
       Banco Santander Central Hispano
       SA  1,114,188                                        1.0           13,019
     @ Telefonica SA  884,400                               1.1           15,082
       Other Securities                                     1.6           20,073
                                                       --------      -----------
                                                            4.4           57,672
       SWEDEN 2.1%
       -------------------------------------------------------------------------
       Telefonaktiebolaget LM Ericsson,
       Class B  2,715,488                                   0.6            8,056
       Other Securities                                     1.5           19,666
                                                       --------      -----------
                                                            2.1           27,722
       SWITZERLAND 7.4%
       -------------------------------------------------------------------------
    @o Credit Suisse Group  198,542                         0.6            8,389
  @(8) Nestle SA, Registered  72,759                        1.4           19,224
   (7) Novartis AG, Registered  438,082                     1.6           21,409
       Roche Holdings - Genus  126,304                      1.2           15,343
       UBS AG, Registered  184,721                          1.1           14,830
       Other Securities                                     1.5           19,494
                                                       --------      -----------
                                                            7.4           98,689
       UNITED KINGDOM 27.1%
       -------------------------------------------------------------------------
       AstraZeneca PLC  291,743                             1.0           12,779
       Barclays PLC  1,159,501                              0.9           11,975
   (1) BP PLC  3,841,438                                    2.9           39,202
       Diageo PLC  543,966                                  0.6            8,071
   (4) GlaxoSmithKline
       PLC  1,048,777                                       2.0           26,525
       HBOS PLC  697,524                                    0.8           10,356
   (2) HSBC Holdings
       PLC  1,990,084                                       2.4           31,860
       Lloyds TSB Group
       PLC  999,063                                         0.6            8,593
  (10) Royal Bank of Scotland Group
       PLC  571,593                                         1.3           17,279
       Shell Transport & Trading Co.
       PLC  1,732,396                                       1.2           15,581
       Tesco PLC  1,376,566                                 0.6            8,138
   (3) Vodafone Group
       PLC  11,594,083                                      2.3           30,345
       Other Securities                                    10.5          139,733
                                                       --------      -----------
                                                           27.1          360,437
       FOREIGN PREFERRED STOCK 0.1% of net assets

       GERMANY 0.1%
       -------------------------------------------------------------------------
       Other Securities                                     0.1            1,043


                                                         See financial notes. 63

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS continued


                                                       % OF NET         VALUE
       SECURITY AND NUMBER OF SHARES                    ASSETS       ($ x 1,000)
       WARRANTS 0.0% of net assets

       FRANCE 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0              --

       UNITED STATES 0.0%
       -------------------------------------------------------------------------
       Other Securities                                     0.0              --

       The foreign securities were valued at fair value in accordance with board approved procedures (see Accounting Policies)

       SECURITY
         RATE, MATURITY DATE
         FACE AMOUNT ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.1% of net assets

       Bank of America, London
       Time Deposit
         2.36%, 05/02/05
         2,054                                              0.1           2,054

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       14.4% of net assets

       SHORT-TERM INVESTMENT 14.4%
--------------------------------------------------------------------------------
       Securities Lending Investments
       Fund  191,005,254                                                191,005

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


64 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $186,048 of securities on loan)                        $1,322,527 a
Collateral invested for securities on loan                              191,005
Foreign currency                                                             85 b
Receivables:
   Fund shares sold                                                         643
   Dividends                                                              7,755
   Income from securities on loan                                           177
   Dividend tax reclaim                                                     257
Prepaid expenses                                                  +          37
                                                                  --------------
TOTAL ASSETS                                                          1,522,486

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              191,005
Payables:
   Fund shares redeemed                                                     315
   Investments bought                                                        28
   Withholding taxes                                                        577
   Investment adviser and administrator fees                                 39
   Transfer agent and shareholder service fees                                9
Accrued expenses                                                  +         139
                                                                  --------------
TOTAL LIABILITIES                                                       192,112

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,522,486
TOTAL LIABILITIES                                                 -     192,112
                                                                  --------------
NET ASSETS                                                           $1,330,374

NET ASSETS BY SOURCE
Capital received from investors                                       1,311,873
Net investment income not yet distributed                                11,969
Net realized capital losses                                            (302,285)
Net unrealized capital gains                                            308,817

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       SHARES
SHARE CLASS              NET ASSETS      /        OUTSTANDING      =        NAV
Investor Shares          $588,334                      37,402            $15.73
Select Shares            $742,040                      47,181            $15.73

  Unless stated, all numbers x 1,000.

a The fund paid $1,013,716 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases               $113,255
  Sales/maturities        $112,998

  The fund's total security transactions with other Schwab Funds(R) during the period were $7,302.

b The fund paid $85 for these currencies.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                  $1,019,023

  NET UNREALIZED GAINS AND LOSSES:
  Gains                             $374,910
  Losses                        +    (71,406)
                                -------------
                                    $303,504

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                    $21,655
  Long-term capital gains                $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:              Loss amount
    2005                              $1,837
    2006                              11,905
    2007                                   7
    2008                               3,669
    2009                             130,942
    2010                             112,722
    2011                              39,016
    2012                        +      8,278
                                -------------
                                    $308,376


                                                         See financial notes. 65

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $18,593 a
Interest                                                                   38
Securities on loan                                                +       402
                                                                  ------------
TOTAL INVESTMENT INCOME                                                19,033

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments                                      11,759
Net realized losses on foreign currency transactions              +      (709)
                                                                  ------------
NET REALIZED GAINS                                                     11,050

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    74,468
Net unrealized losses on foreign currency transactions            +       (41)
                                                                  ------------
NET UNREALIZED GAINS                                                   74,427

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,653 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        735 c
   Select Shares                                                          372 c
Trustees' fees                                                              8 d
Custodian fees                                                            258
Portfolio accounting fees                                                  94
Professional fees                                                          21
Registration fees                                                          16
Shareholder reports                                                        55
Interest expense                                                            1
Other expenses                                                    +        33
                                                                  ------------
Total expenses                                                          4,246
Expense reduction                                                 -       358 e
                                                                  ------------
NET EXPENSES                                                            3,888

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                19,033
NET EXPENSES                                                      -     3,888
                                                                  ------------
NET INVESTMENT INCOME                                                  15,145
NET REALIZED GAINS                                                     11,050 f
NET UNREALIZED GAINS                                              +    74,427 f
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $100,622

  Unless stated, all numbers x 1,000.

a Net of $2,329 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $209 from the investment adviser (CSIM) and $149 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 27, 2006, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.69
  Select Shares                         0.50

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $85,477.


66 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $15,145              $22,962
Net realized gains or losses                        11,050               (7,817)
Net unrealized gains                       +        74,427              187,892
                                           -------------------------------------
INCREASE IN NET ASSETS
   FROM OPERATIONS                                 100,622              203,037

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     14,231                9,069
Select Shares                              +        10,423               12,465
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
INCOME                                             $24,654              $21,534 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                   3,374       $53,535       5,725       $80,057
Select Shares                  +  4,453        70,540       5,772        80,804
                               -------------------------------------------------
TOTAL SHARES SOLD                 7,827      $124,075      11,497      $160,861

SHARES REINVESTED
Investor Shares                     616        $9,445         629        $8,293
Select Shares                  +    864        13,224         882        11,628
                               -------------------------------------------------
TOTAL SHARES REINVESTED           1,480       $22,669       1,511       $19,921

SHARES REDEEMED
Investor Shares                  (3,714)     ($58,849)     (7,955)    ($111,302)
Select Shares                  + (4,476)      (70,996)     (9,688)     (136,414)
                               -------------------------------------------------
TOTAL SHARES REDEEMED            (8,190)    ($129,845)    (17,643)    ($247,716) b

NET TRANSACTIONS
IN FUND SHARES                    1,117       $16,899      (4,635)     ($66,934)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period              83,466    $1,237,507      88,101    $1,122,938
Total increase or
decrease                       +  1,117        92,867      (4,635)      114,569
                               -------------------------------------------------
END OF PERIOD                    84,583    $1,330,374      83,466    $1,237,507 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                $21,534
  Long-term
  capital gains                      $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD:
  Investor Shares                    $37
  Select Shares                +      26
                               ---------
  TOTAL                              $63

  PRIOR PERIOD:
  Investor Shares                    $50
  Select Shares                +      22
                               ---------
  TOTAL                              $72

  Dollar amounts are net of the redemption proceeds.

c Includes distributable net investment income in the amount of $11,969 and $21,478 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio              10.2%
  Growth Portfolio                   9.7%
  Balanced Portfolio                 5.9%
  Conservative Portfolio             2.2%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                0.5%


                                                         See financial notes. 67

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                              INVESTOR      SELECT
FUND                                           SHARES       SHARES      E.SHARES
--------------------------------------------------------------------------------
S&P 500 INDEX FUND                                -            -           -
--------------------------------------------------------------------------------
SCHWAB 1000 INDEX FUND                            -            -
--------------------------------------------------------------------------------
SMALL-CAP INDEX FUND                              -            -
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND                     -            -
--------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND                          -            -
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
  SCHWAB 1000 INDEX FUND
  Schwab Short-Term Bond Market Fund
  Schwab Total Bond Market Fund
  Schwab YieldPlus Fund
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab California Short/Intermediate Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund
  Schwab GNMA Fund

SCHWAB CAPITAL TRUST organized May 7, 1993
  SCHWAB S&P 500 INDEX FUND
  SCHWAB SMALL-CAP INDEX FUND
  SCHWAB TOTAL STOCK MARKET INDEX FUND
  SCHWAB INTERNATIONAL INDEX FUND
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Institutional Select Large-Cap Value Index Fund
  Schwab Institutional Select Small-Cap Value Index Fund


68 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

SCHWAB EQUITY INDEX FUNDS

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                   AMOUNT                             WEIGHTED
                                OUTSTANDING        AVERAGE            AVERAGE
                                 AT 4/30/05       BORROWING*          INTEREST
FUND                            ($ x 1,000)      ($ x 1,000)          RATE*(%)
--------------------------------------------------------------------------------
SCHWAB S&P 500
INDEX FUND                          817             9,665               2.83
--------------------------------------------------------------------------------
SCHWAB 1000
INDEX FUND                         3,936            5,201               2.77
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                           --             2,380               2.90
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                           --              362                2.90
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of wash sale losses and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this

SCHWAB EQUITY INDEX FUNDS

would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

  Also, the foreign securities held by International Index Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date.

SCHWAB EQUITY INDEX FUNDS

Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:             Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;         Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;             Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                            Capital Trust, 1993;           Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                            Annuity Portfolios, 1994.      CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                           (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                           Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                           Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                           University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                           Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                           Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                           Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                           Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             2005 (all trusts).             EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                    Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                           & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                           Century Management; Director, American Century Companies, Inc.
                                                           Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                           Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO                 EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).                  Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                           Management Products and Services Enterprise. Until 6/03: EVP,
                                                           CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).          Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                           Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment          Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).          Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                           Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                           Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment          Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).          Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                           Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                           VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance               Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).          Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                           VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                           Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                           Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                           Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts)         SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                    Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                           U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal           Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer              Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                            (all trusts).                  Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                           Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                    First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                           Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                           International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                           Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                           Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                           Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                           to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;         CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;             and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;           Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.      Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).             Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                   Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                           Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                           Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                           2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                           Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;             services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                    Trustee, Cooper Industries (electrical products, tools and hardware);
                                                           Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;             Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;             management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG13562-08

      SEMIANNUAL REPORT                                      [LAUDUS FUNDS LOGO]
      April 30, 2005


                                                         COMMAND PERFORMANCE(TM)



      LAUDUS MARKETMASTERS FUNDS(TM)
      (effective November 1, 2004 the Funds changed their name from the Schwab MarketMasters Funds(R) to the Laudus MarketMasters Funds(TM))

      Laudus U.S. MarketMasters Fund(TM)

      Laudus Balanced MarketMasters Fund(TM)

      Laudus Small-Cap MarketMasters Fund(TM)

      Laudus International MarketMasters Fund(TM)

        Four distinct Funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

IN THIS REPORT

   Management's Discussion ................................................    1

   Performance and Fund Facts .............................................    6

      Laudus U.S. MarketMasters Fund(TM) ............   6
      Laudus Balanced MarketMasters Fund(TM) ........   9
      Laudus Small-Cap MarketMasters Fund(TM) .......  12
      Laudus International MarketMasters Fund(TM)....  15

   Fund Expenses ..........................................................   18

   Financial Statements ...................................................   20

      Laudus U.S. MarketMasters Fund(TM) ............  20
      Laudus Balanced MarketMasters Fund(TM) ........  29
      Laudus Small-Cap MarketMasters Fund(TM) .......  47
      Laudus International MarketMasters Fund(TM)....  56

   Financial Notes ........................................................   70

   Investment Sub-Advisory Agreement Approval .............................   76

   Trustees and Officers of Schwab Capital Trust ..........................   77

   Glossary ...............................................................   80

SELECT SHARES(R) ARE AVAILABLE FOR THE MARKETMASTERS FUNDS(TM)

The Laudus MarketMasters Funds offer Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your broker dealer to perform a tax-free interclass exchange into Select Shares.

To learn more, please see the Funds' prospectus at WWW.LAUDUSFUNDS.COM. Or, call
1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. (CSIM). She joined the firm in 1992 and has held a variety of executive positions at Schwab.

[PHOTO OF JANA THOMPSON]

JANA THOMPSON is President and CEO of Laudus Funds. Prior to joining Charles Schwab & Co., Inc. in 2000, she enjoyed a 16-year career in asset management and client services.

Dear Shareholder,

We're proud to say that, despite the turbulent past six months for equity markets, two of the four Laudus MarketMasters Funds enjoyed positive returns and outperformed their respective benchmarks. While there is little we can do to alter market sentiment, there are things we are doing to try to help our shareholders weather this rough climate.

One way in which we help is by offering Laudus MarketMasters Funds to retail investors. These four funds offer a multi-manager strategy. Using rigorous criteria, the managers are carefully selected, based on proven track records, to manage a portion of each fund's assets. By combining the strengths of different managers, the funds seek to bring together a variety of market-capitalization ranges across investment styles.

In so doing, we provide you with access to investment managers who take a disciplined approach that is designed to benefit shareholders. Investing in international companies, for example, takes a great deal of research that isn't readily available to most investors and is time-consuming for advisers to identify and monitor. Our fund managers do that for you and, as you can see from the Laudus International MarketMasters Fund's performance for the report period, they've done it well.

We will continue to look for more ways to offer you relevant choices and value. Your trust is very important to us and we at Schwab Funds and the Laudus Funds Group will do all we can to maintain that trust. Thank you for investing with us.

/s/ Evelyn Dilsaver

/s/ Jana Thompson


                                                    Laudus MarketMasters Funds 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF JEFFREY MORTIMER AND KIMBERLY FORMON]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, has overall responsibility for the management of the Funds. Prior to joining the firm in 1997, he worked for nine years in asset allocation and manager selection.

KIMBERLY FORMON, CFA, a director and portfolio manager of the investment adviser, co-manages the Funds. Prior to joining the firm in 1999, she worked for 10 years in equity and fixed-income analysis.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500 Index was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

             LEHMAN BROTHERS
              U.S. AGGREGATE    MSCI-EAFE(R)    RUSSELL 2000(R)    S&P 500(R)
                BOND INDEX         INDEX            INDEX            INDEX
31-Oct-04           0.00            0.00             0.00             0.00
05-Nov-04          -0.52            3.71             3.53             3.21
12-Nov-04          -0.49            4.81             6.60             4.88
19-Nov-04          -0.40            5.92             5.15             3.69
26-Nov-04          -0.47            6.96             8.21             4.81
03-Dec-04          -0.38            8.68            10.13             5.62
10-Dec-04           0.13            5.79             8.44             5.37
17-Dec-04          -0.05            7.36            10.16             5.95
24-Dec-04           0.02           10.52            11.44             7.40
31-Dec-04           0.12           11.52            11.89             7.59
07-Jan-05          -0.09            8.50             5.32             5.35
14-Jan-05           0.27            8.74             6.07             5.22
21-Jan-05           0.68            7.81             4.98             3.75
28-Jan-05           0.70            8.68             5.33             4.08
04-Feb-05           1.05           10.43             9.55             6.95
11-Feb-05           1.03           11.16             9.11             7.23
18-Feb-05           0.51           12.75             8.33             6.94
25-Feb-05           0.47           13.40             9.63             7.86
04-Mar-05           0.44           15.44            10.92             8.86
11-Mar-05          -0.43           15.54             7.84             6.96
18-Mar-05          -0.34           14.06             7.13             6.04
25-Mar-05          -0.79           11.43             5.88             4.42
01-Apr-05          -0.16           11.55             5.31             4.59
08-Apr-05          -0.28           12.02             5.20             5.37
15-Apr-05           0.55           10.11             0.06             1.95
22-Apr-05           0.78           10.36             1.57             2.81
29-Apr-05           0.98            8.71            -0.15             3.28

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


2 Laudus MarketMasters Funds

      The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part, to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

PERFORMANCE OF THE LAUDUS MARKETMASTERS FUNDS WAS MIXED OVER THE REPORT PERIOD. The best performer was the International Fund, which enjoyed double-digit gains. The other strong performer was the Balanced Fund. During the period, we were in close contact with the funds' sub-advisers and made adjustments to their allocations based on a combination of market conditions and daily cash flows.

THE LAUDUS U.S. MARKETMASTERS FUND returned 2.62% versus its benchmark, the S&P 500(R) Index, which was up 3.28% for the six-month period. Although large-cap stocks outperformed small-cap stocks over the report period, mid-cap stocks were the big winners. Consequently, sub-adviser TCW Investment Management Company, whose focus is on mid-cap stocks, had a positive impact on performance. With value

Source of Sector Classification: S&P and MSCI.


                                                    Laudus MarketMasters Funds 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

LAUDUS U.S.
MARKETMASTERS FUND(TM)

Investor Shares .........................        2.62%
Select Shares(R) ........................        2.71%
Benchmark ...............................        3.28%
Fund Category 1 .........................        3.26%

Performance Details .....................    pages 6-7

LAUDUS BALANCED
MARKETMASTERS FUND(TM)

Investor Shares .........................        4.17%
Select Shares ...........................        4.28%
Benchmark ...............................        2.42%
Fund Category 1 .........................        2.83%

Performance Details .....................   pages 9-10

LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)

Investor Shares .........................       -0.99%
Select Shares ...........................       -0.90%
Benchmark ...............................       -0.15%
Fund Category 1 .........................        2.32%

Performance Details .....................  pages 12-13

LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)

Investor Shares .........................       10.76%
Select Shares ...........................       10.93%
Benchmark ...............................        8.71%
Fund Category 1 .........................        6.97%

Performance Details .....................  pages 15-16

stocks still in favor over the period, Harris Associates LP also contributed positively to performance. Newcomer Gardner Lewis, whose focus is growth, nearly matched the Russell 1000 Growth Index but was a slight drag on performance, as value was the favored style during the report period. (Gardner Lewis replaced Eagle Asset Management as of December 27, 2004.) Sub-adviser, Thornburg Investment Management, Inc. slightly outperformed the S&P 500(R) Index during the period, due to its stock selection in the strong Energy sector and careful analysis of the Telecommunications sector.

THE LAUDUS BALANCED MARKETMASTERS FUND returned 4.17%, outperforming the Balanced Blended Index (60% S&P 500(R) Index /40% Lehman Brothers U.S. Aggregate Bond Index), which returned 2.42%. The fund was overweight in stocks for the reporting period, as we believed stocks would have the potential for higher returns. This overweight helped performance, as did all of the sub-advisers. Newcomer TCW Investment Management Company, whose focus is on large-cap value stocks, performed particularly well due, in part, to strong stock selection in the Consumer Discretionary and Health Care sectors. (TCW replaced Aronson+Johnson+Ortiz, LP on November 1, 2004.) Our other newcomer, Gardner Lewis, came in slightly ahead of the Russell 1000 Growth Index, but hurt performance slightly as value continued to be the more dominant style. (Growth manager Gardner Lewis replaced Eagle Asset Management on December 27, 2004.) Janus Capital Management LLC/Perkins, Wolf, McDonnell and Company, LLC performed well due to its lower-capitalization bias. Perkins focuses on mid-cap stocks, which performed better than larger or smaller stocks over the six-month period. On the fixed-income side, sub-adviser PIMCO also performed well, beating the Lehman Brothers U.S. Aggregate Bond Index for the six-month period.

  Source of Sector Classification: S&P and MSCI. All Fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the Funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

1 Source for category information: Morningstar, Inc.


4 Laudus MarketMasters Funds

      Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation.

THE LAUDUS SMALL-CAP MARKETMASTERS FUND was down 0.99%, under-performing its benchmark, the Russell 2000(R) Index, which was down 0.15%. Small-cap stocks gave back a small portion of their gains over the reporting period, but mid-cap stocks continued to do well. TCW Investment Management Company handily outperformed the Russell 2000 benchmark due to its higher-capitalization stock bias and was a boon to performance. Veredus Asset Management LLC, with a growth-stock emphasis, managed to deliver positive returns versus the Russell 2000 Growth Index, which was down for the six-month period. Managers Tocqueville Asset Management LP and TAMRO Capital Partners LLC, both underperformed versus the Russell 2000 Index. Tocqueville was hurt by poor stock selection in most sectors, while TAMRO suffered from its sector allocations, particularly with its overweight in the underperforming Information Technology sector.

THE LAUDUS INTERNATIONAL MARKETMASTERS FUND was up 10.76%, outperforming its benchmark, the MSCI EAFE(R) Index, which was up 8.71%. All four sub-advisers did well during the report period, with American Century Global Investment Management, Inc. leading the way by a large margin. American Century returned 18.84% for the six months versus 8.71% for the MSCI EAFE Index. This was due to strong stock selection, particularly in France, Japan, Spain and the United Kingdom. Small-cap stocks continued to lead large caps during the report period, which also fueled American Century's outperformance. Both Harris Associates L.P. and William Blair & Company LLC also outperformed the MSCI EAFE by a wide margin. Harris benefited from strong stock selection, particularly in France, while William Blair gained ground due to some modest exposure to emerging markets. Artisan Partners Limited Partnership came in slightly ahead of the benchmark due to strong stock selection in Japan and Switzerland.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.


                                                    Laudus MarketMasters Funds 5

LAUDUS U.S. MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                    Fund:                          Fund Category:
                               INVESTOR SHARES    Benchmark:        MORNINGSTAR
                                Ticker Symbol:     S&P 500(R)         LARGE-CAP
                                   SWOGX            INDEX              BLEND
6 MONTHS                            2.62%            3.28%             3.26%
1 YEAR                              1.73%            6.34%             5.50%
5 YEARS                            -2.74%           -2.94%            -2.54%
SINCE INCEPTION: 11/18/96           5.51%            7.10%             6.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$15,739 INVESTOR SHARES

$17,860 S&P 500(R) INDEX

[LINE GRAPH]

                           INVESTOR                  S&P 500(R)
                            SHARES                     INDEX
18-Nov-96                   $10,000                   $10,000
30-Nov-96                   $10,120                   $10,271
31-Dec-96                   $10,077                   $10,068
31-Jan-97                   $10,371                   $10,696
28-Feb-97                   $10,310                   $10,780
31-Mar-97                   $10,016                   $10,338
30-Apr-97                   $10,229                   $10,955
31-May-97                   $10,848                   $11,621
30-Jun-97                   $11,274                   $12,141
31-Jul-97                   $11,841                   $13,106
31-Aug-97                   $11,547                   $12,372
30-Sep-97                   $12,145                   $13,049
31-Oct-97                   $11,760                   $12,613
30-Nov-97                   $11,750                   $13,197
31-Dec-97                   $11,927                   $13,424
31-Jan-98                   $11,959                   $13,573
28-Feb-98                   $12,622                   $14,552
31-Mar-98                   $13,146                   $15,297
30-Apr-98                   $13,242                   $15,452
31-May-98                   $13,135                   $15,186
30-Jun-98                   $13,306                   $15,802
31-Jul-98                   $13,135                   $15,635
31-Aug-98                   $11,639                   $13,377
30-Sep-98                   $11,745                   $14,235
31-Oct-98                   $12,216                   $15,392
30-Nov-98                   $12,814                   $16,325
31-Dec-98                   $13,734                   $17,265
31-Jan-99                   $14,255                   $17,987
28-Feb-99                   $13,712                   $17,427
31-Mar-99                   $14,266                   $18,124
30-Apr-99                   $14,830                   $18,826
31-May-99                   $14,487                   $18,381
30-Jun-99                   $15,118                   $19,402
31-Jul-99                   $14,919                   $18,796
31-Aug-99                   $14,896                   $18,702
30-Sep-99                   $14,819                   $18,190
31-Oct-99                   $15,560                   $19,341
30-Nov-99                   $16,557                   $19,734
31-Dec-99                   $18,630                   $20,897
31-Jan-00                   $17,808                   $19,848
29-Feb-00                   $19,681                   $19,472
31-Mar-00                   $19,516                   $21,376
30-Apr-00                   $18,086                   $20,733
31-May-00                   $17,289                   $20,308
30-Jun-00                   $18,263                   $20,809
31-Jul-00                   $17,922                   $20,485
31-Aug-00                   $18,997                   $21,757
30-Sep-00                   $18,213                   $20,608
31-Oct-00                   $17,580                   $20,522
30-Nov-00                   $16,099                   $18,905
31-Dec-00                   $16,401                   $18,997
31-Jan-01                   $16,873                   $19,672
28-Feb-01                   $15,516                   $17,878
31-Mar-01                   $14,690                   $16,744
30-Apr-01                   $15,855                   $18,045
31-May-01                   $15,782                   $18,166
30-Jun-01                   $15,634                   $17,725
31-Jul-01                   $15,206                   $17,551
31-Aug-01                   $14,557                   $16,452
30-Sep-01                   $13,186                   $15,123
31-Oct-01                   $13,569                   $15,412
30-Nov-01                   $14,602                   $16,594
31-Dec-01                   $14,979                   $16,740
31-Jan-02                   $14,696                   $16,496
28-Feb-02                   $14,324                   $16,177
31-Mar-02                   $14,801                   $16,785
30-Apr-02                   $14,146                   $15,768
31-May-02                   $13,848                   $15,652
30-Jun-02                   $12,716                   $14,537
31-Jul-02                   $11,495                   $13,405
31-Aug-02                   $11,570                   $13,492
30-Sep-02                   $10,453                   $12,025
31-Oct-02                   $11,138                   $13,084
30-Nov-02                   $12,135                   $13,854
31-Dec-02                   $11,316                   $13,041
31-Jan-03                   $11,123                   $12,699
28-Feb-03                   $10,959                   $12,509
31-Mar-03                   $11,093                   $12,630
30-Apr-03                   $12,254                   $13,671
31-May-03                   $13,252                   $14,391
30-Jun-03                   $13,475                   $14,575
31-Jul-03                   $13,773                   $14,832
31-Aug-03                   $14,250                   $15,121
30-Sep-03                   $13,878                   $14,961
31-Oct-03                   $14,801                   $15,808
30-Nov-03                   $15,128                   $15,947
31-Dec-03                   $15,679                   $16,782
31-Jan-04                   $16,007                   $17,091
29-Feb-04                   $16,185                   $17,329
31-Mar-04                   $15,992                   $17,067
30-Apr-04                   $15,471                   $16,799
31-May-04                   $15,694                   $17,029
30-Jun-04                   $15,858                   $17,360
31-Jul-04                   $14,920                   $16,785
31-Aug-04                   $14,696                   $16,852
30-Sep-04                   $14,920                   $17,034
31-Oct-04                   $15,337                   $17,295
30-Nov-04                   $15,977                   $17,995
31-Dec-04                   $16,573                   $18,607
31-Jan-05                   $16,156                   $18,153
28-Feb-05                   $16,424                   $18,534
31-Mar-05                   $16,290                   $18,206
30-Apr-05                   $15,739                   $17,860

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


6 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                   Fund:                           Fund Category:
                               SELECT SHARES       Benchmark:       MORNINGSTAR
                               Ticker Symbol:      S&P 500(R)        LARGE-CAP
                                  SWMGX              INDEX             BLEND
6 MONTHS                           2.71%             3.28%             3.26%
SINCE INCEPTION: 6/4/04            1.73%             5.23%             4.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$50,865 SELECT SHARES

$52,614 S&P 500(R) INDEX

[LINE GRAPH]

                                     SELECT                         S&P 500(R)
                                     SHARES                           INDEX
04-Jun-04                           $50,000                          $50,000
30-Jun-04                           $51,150                          $51,139
31-Jul-04                           $48,130                          $49,446
31-Aug-04                           $47,455                          $49,644
30-Sep-04                           $48,175                          $50,180
31-Oct-04                           $49,520                          $50,948
30-Nov-04                           $51,585                          $53,012
31-Dec-04                           $53,505                          $54,814
31-Jan-05                           $52,205                          $53,477
28-Feb-05                           $53,025                          $54,600
31-Mar-05                           $52,640                          $53,633
30-Apr-05                           $50,865                          $52,614

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 7

LAUDUS U.S. MARKETMASTERS FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                          INVESTMENT STYLE
                                  Value        Blend        Growth
MARKET CAP
  Large                           / /          /x/          / /
  Medium                          / /          / /          / /
  Small                           / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         161
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $45,960
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 26.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  50%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
Investor Shares                                                           $2,500
  ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
GARDNER LEWIS                       Large-Cap Growth                    23.9%
ASSET MANAGEMENT L.P. 4
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.              Mid/Large-Cap                       22.4%
                                    Value
--------------------------------------------------------------------------------
TCW INVESTMENT                      Small/Mid-Cap                       22.5%
MANAGEMENT COMPANY                  Blend
--------------------------------------------------------------------------------
THORNBURG INVESTMENT                Large-Cap Blend                     31.0%
MANAGEMENT, INC.
--------------------------------------------------------------------------------

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  TIME WARNER, INC.                                                   2.5%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                1.6%
--------------------------------------------------------------------------------
(3)  COMCAST CORP., Class A                                              1.5%
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(5)  TIFFANY & CO.                                                       1.5%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                   1.4%
--------------------------------------------------------------------------------
(7)  MCDONALD'S CORP.                                                    1.4%
--------------------------------------------------------------------------------
(8)  CABLEVISION SYSTEMS NEW YORK GROUP, Class A                         1.4%
--------------------------------------------------------------------------------
(9)  CENDANT CORP.                                                       1.4%
--------------------------------------------------------------------------------
(10) BAXTER INTERNATIONAL, INC.                                          1.4%
--------------------------------------------------------------------------------
     TOTAL                                                              15.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

23.0%  CONSUMER DISCRETIONARY
16.5%  HEALTH CARE
16.5%  INFORMATION TECHNOLOGY
15.4%  FINANCIALS
11.3%  INDUSTRIALS
 5.5%  CONSUMER STAPLES
 4.6%  ENERGY
 2.4%  TELECOMMUNICATION SERVICES
 0.6%  MATERIALS
 4.2%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 Gardner Lewis replaced Eagle Asset Management as of December 27, 2004.

5 This list is not a recommendation of any security by the investment adviser.


8 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[PIE CHART]

                                    Fund:        Benchmark:      Fund Category:
                               INVESTOR SHARES   BALANCED        MORNINGSTAR
                               Ticker Symbol:     BLENDED          MODERATE
                                   SWOBX           INDEX          ALLOCATION
6 MONTHS                           4.17%           2.42%             2.83%
1 YEAR                             7.99%           6.00%             5.96%
5 YEARS                            1.89%           1.48%             1.46%
SINCE INCEPTION: 11/18/96          7.31%           7.31%             5.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark and two additional indices.

$18,157  INVESTOR SHARES

$18,158  BALANCED BLENDED INDEX

$17,860  S&P 500(R) INDEX

$17,247  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                     LEHMAN
                                   BALANCED                         BROTHERS
                  INVESTOR         BLENDED        S&P 500(R)     U.S. AGGREGATE
                   SHARES           INDEX           INDEX          BOND INDEX
18-Nov-96          $10,000          $10,000         $10,000         $10,000
30-Nov-96          $10,100          $10,191         $10,271         $10,071
31-Dec-96          $10,059          $10,032         $10,068         $ 9,977
31-Jan-97          $10,322          $10,420         $10,696         $10,008
28-Feb-97          $10,271          $10,480         $10,780         $10,033
31-Mar-97          $10,018          $10,175         $10,338         $ 9,922
30-Apr-97          $10,200          $10,600         $10,955         $10,071
31-May-97          $10,676          $11,027         $11,621         $10,166
30-Jun-97          $11,041          $11,376         $12,141         $10,287
31-Jul-97          $11,517          $12,042         $13,106         $10,565
31-Aug-97          $11,284          $11,596         $12,372         $10,475
30-Sep-97          $11,770          $12,046         $13,049         $10,630
31-Oct-97          $11,527          $11,874         $12,613         $10,784
30-Nov-97          $11,558          $12,226         $13,197         $10,834
31-Dec-97          $11,719          $12,401         $13,424         $10,943
31-Jan-98          $11,762          $12,547         $13,573         $11,084
28-Feb-98          $12,251          $13,086         $14,552         $11,075
31-Mar-98          $12,634          $13,506         $15,297         $11,112
30-Apr-98          $12,688          $13,616         $15,452         $11,170
31-May-98          $12,613          $13,527         $15,186         $11,276
30-Jun-98          $12,783          $13,903         $15,802         $11,372
31-Jul-98          $12,677          $13,826         $15,635         $11,396
31-Aug-98          $11,581          $12,718         $13,377         $11,582
30-Sep-98          $11,740          $13,326         $14,235         $11,853
31-Oct-98          $12,092          $13,948         $15,392         $11,790
30-Nov-98          $12,560          $14,487         $16,325         $11,857
31-Dec-98          $13,311          $15,005         $17,265         $11,893
31-Jan-99          $13,693          $15,424         $17,987         $11,977
28-Feb-99          $13,224          $15,028         $17,427         $11,768
31-Mar-99          $13,650          $15,422         $18,124         $11,832
30-Apr-99          $14,130          $15,800         $18,826         $11,870
31-May-99          $13,868          $15,521         $18,381         $11,766
30-Jun-99          $14,326          $16,018         $19,402         $11,728
31-Jul-99          $14,141          $15,691         $18,796         $11,679
31-Aug-99          $14,119          $15,641         $18,702         $11,673
30-Sep-99          $14,119          $15,456         $18,190         $11,808
31-Oct-99          $14,664          $16,066         $19,341         $11,852
30-Nov-99          $15,341          $16,261         $19,734         $11,851
31-Dec-99          $16,742          $16,805         $20,897         $11,794
31-Jan-00          $16,155          $16,276         $19,848         $11,755
29-Feb-00          $17,353          $16,170         $19,472         $11,897
31-Mar-00          $17,390          $17,204         $21,376         $12,054
30-Apr-00          $16,534          $16,874         $20,733         $12,019
31-May-00          $16,033          $16,663         $20,308         $12,013
30-Jun-00          $16,705          $17,048         $20,809         $12,263
31-Jul-00          $16,498          $16,951         $20,485         $12,375
31-Aug-00          $17,341          $17,681         $21,757         $12,554
30-Sep-00          $16,815          $17,165         $20,608         $12,633
31-Oct-00          $16,424          $17,167         $20,522         $12,717
30-Nov-00          $15,508          $16,468         $18,905         $12,925
31-Dec-00          $15,879          $16,639         $18,997         $13,166
31-Jan-01          $16,326          $17,102         $19,672         $13,380
28-Feb-01          $15,502          $16,226         $17,878         $13,497
31-Mar-01          $14,887          $15,641         $16,744         $13,564
30-Apr-01          $15,669          $16,344         $18,045         $13,507
31-May-01          $15,683          $16,449         $18,166         $13,588
30-Jun-01          $15,530          $16,234         $17,725         $13,640
31-Jul-01          $16,748          $16,284         $17,551         $13,945
31-Aug-01          $14,873          $15,747         $16,452         $14,106
30-Sep-01          $13,826          $15,057         $15,123         $14,269
31-Oct-01          $14,133          $15,355         $15,412         $14,568
30-Nov-01          $14,859          $15,977         $16,594         $14,367
31-Dec-01          $15,090          $16,021         $16,740         $14,275
31-Jan-02          $14,933          $15,932         $16,496         $14,390
28-Feb-02          $14,733          $15,810         $16,177         $14,530
31-Mar-02          $15,133          $16,061         $16,785         $14,289
30-Apr-02          $14,919          $15,602         $15,768         $14,566
31-May-02          $14,776          $15,586         $15,652         $14,690
30-Jun-02          $14,219          $14,974         $14,537         $14,817
31-Jul-02          $13,534          $14,347         $13,405         $14,997
31-Aug-02          $13,734          $14,500         $13,492         $15,250
30-Sep-02          $12,963          $13,648         $12,025         $15,497
31-Oct-02          $13,348          $14,343         $13,084         $15,426
30-Nov-02          $13,891          $14,849         $13,854         $15,421
31-Dec-02          $13,659          $14,449         $13,041         $15,741
31-Jan-03          $13,572          $14,227         $12,699         $15,755
28-Feb-03          $13,528          $14,177         $12,509         $15,972
31-Mar-03          $13,557          $14,255         $12,630         $15,959
30-Apr-03          $14,210          $15,007         $13,671         $16,092
31-May-03          $14,906          $15,593         $14,391         $16,391
30-Jun-03          $15,051          $15,701         $14,575         $16,358
31-Jul-03          $15,065          $15,656         $14,832         $15,809
31-Aug-03          $15,428          $15,880         $15,121         $15,913
30-Sep-03          $15,486          $15,947         $14,961         $16,335
31-Oct-03          $16,051          $16,430         $15,808         $16,183
30-Nov-03          $16,327          $16,532         $15,947         $16,222
31-Dec-03          $16,829          $17,119         $16,782         $16,387
31-Jan-04          $17,107          $17,363         $17,091         $16,518
29-Feb-04          $17,386          $17,583         $17,329         $16,697
31-Mar-04          $17,371          $17,476         $17,067         $16,822
30-Apr-04          $16,814          $17,130         $16,799         $16,384
31-May-04          $16,961          $17,243         $17,029         $16,319
30-Jun-04          $17,239          $17,483         $17,360         $16,412
31-Jul-04          $16,755          $17,205         $16,785         $16,574
31-Aug-04          $16,814          $17,378         $16,852         $16,891
30-Sep-04          $17,166          $17,510         $17,034         $16,937
31-Oct-04          $17,430          $17,729         $17,295         $17,079
30-Nov-04          $18,105          $18,103         $17,995         $16,942
31-Dec-04          $18,586          $18,539         $18,607         $17,098
31-Jan-05          $18,202          $18,314         $18,153         $17,206
28-Feb-05          $18,527          $18,502         $18,534         $17,104
31-Mar-05          $18,482          $18,268         $18,206         $17,017
30-Apr-05          $18,157          $18,158         $17,860         $17,247

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Because the Fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 9

LAUDUS BALANCED MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                   Fund:         Benchmark:      Fund Category:
                                SELECT SHARES     BALANCED        MORNINGSTAR
                               Ticker Symbol:     BLENDED          MODERATE
                                   SWMBX           INDEX          ALLOCATION
6 MONTHS                           4.28%           2.42%             2.83%
SINCE INCEPTION: 6/3/04            7.17%           5.19%             5.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$53,585 SELECT SHARES

$52,596 BALANCED BLENDED INDEX

$52,225 S&P 500(R) INDEX

$53,030 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                     LEHMAN
                                  BALANCED                          BROTHERS
                    SELECT         BLENDED        S&P 500(R)     U.S. AGGREGATE
                    SHARES          INDEX           INDEX          BOND INDEX
03-Jun-04           $50,000        $50,000         $50,000          $50,000
30-Jun-04           $50,780        $50,642         $50,761          $50,463
31-Jul-04           $49,395        $49,836         $49,081          $50,962
31-Aug-04           $49,570        $50,337         $49,277          $51,936
30-Sep-04           $50,605        $50,717         $49,809          $52,076
31-Oct-04           $51,385        $51,353         $50,571          $52,513
30-Nov-04           $53,415        $52,437         $52,619          $52,093
31-Dec-04           $54,805        $53,699         $54,408          $52,573
31-Jan-05           $53,715        $53,049         $53,081          $52,904
28-Feb-05           $54,670        $53,592         $54,195          $52,592
31-Mar-05           $54,540        $52,913         $53,236          $52,323
30-Apr-05           $53,585        $52,596         $52,225          $53,030

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


10 Laudus MarketMasters Funds

LAUDUS BALANCED MARKETMASTERS FUND

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  FANNIE MAE 5.50%, 05/12/2035                                        5.5%
--------------------------------------------------------------------------------
(2)  U.S. TREASURY NOTE 3.625%, 07/15/09                                 5.1%
--------------------------------------------------------------------------------
(3)  U.S. TREASURY NOTE 3.375%, 09/15/09                                 3.5%
--------------------------------------------------------------------------------
(4)  FANNIE MAE TBA 5.00%, 05/12/35                                      2.6%
--------------------------------------------------------------------------------
(5)  FANNIE MAE TBA 4.50%, 05/12/35                                      2.2%
--------------------------------------------------------------------------------
(6)  U.S. TREASURY BOND 6.00%, 02/15/26                                  2.1%
--------------------------------------------------------------------------------
(7)  U.S. TREASURY NOTE 4.00%, 06/15/09                                  1.5%
--------------------------------------------------------------------------------
(8)  HCA, INC.                                                           1.4%
--------------------------------------------------------------------------------
(9)  TIME WARNER, INC.                                                   1.2%
--------------------------------------------------------------------------------
(10) THE BOEING CO.                                                      1.2%
--------------------------------------------------------------------------------
     TOTAL                                                               26.3%

STATISTICS

NUMBER OF LONG HOLDINGS                                                    312
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $35,225
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                25.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  177%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
Investor Shares                                                           $2,500
  ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
TCW INVESTMENT                      Large-Cap Value                      34.0%
MANAGEMENT COMPANY 4
--------------------------------------------------------------------------------
GARDNER LEWIS                       Large-Cap Growth                     17.0%
ASSET MANAGEMENT L.P. 5
--------------------------------------------------------------------------------
JANUS CAPITAL                       Mid-Cap Value                        17.8%
MANAGEMENT LLC/
PERKINS, WOLF,
MCDONNELL AND
COMPANY, LLC
--------------------------------------------------------------------------------
PACIFIC INVESTMENT                  Total Return                         31.1%
MANAGEMENT                          Fixed-Income
COMPANY LLC
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS % of Equity Securities

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

17.6% CONSUMER DISCRETIONARY
16.1% FINANCIALS
14.3% HEALTH CARE
14.0% INDUSTRIALS
14.0% INFORMATION TECHNOLOGY
 6.3% ENERGY
 5.2% CONSUMER STAPLES
 3.1% MATERIALS
 1.8% TELECOMMUNICATIONS SERVICES
 1.0% UTILITIES
 6.6% OTHER

  Portfolio holdings may have changed since the report date.
  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 TCW Investment Management replaced Aronson+Johnson+Ortiz as of November 1,
  2004.

5 Gardner Lewis replaced Eagle Asset Management as of December 27, 2004.


                                                   Laudus MarketMasters Funds 11

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                    Fund:                          Fund Category:
                               INVESTOR SHARES     Benchmark:       MORNINGSTAR
                               Ticker Symbol:    RUSSELL 2000(R)     SMALL-CAP
                                   SWOSX              INDEX            BLEND
6 MONTHS                          -0.99%            -0.15%             2.32%
1 YEAR                             3.25%             4.71%             7.50%
5 YEARS                            2.07%             4.07%             8.84%
SINCE INCEPTION: 9/16/97           5.09%             4.97%             7.16%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$14,603 INVESTOR SHARES

$14,480 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                   INVESTOR                     RUSSELL 2000(R)
                                    SHARES                          INDEX
16-Sep-97                          $10,000                          $10,000
30-Sep-97                          $10,260                          $10,319
31-Oct-97                           $9,930                           $9,866
30-Nov-97                           $9,770                           $9,802
31-Dec-97                           $9,886                           $9,973
31-Jan-98                           $9,701                           $9,816
28-Feb-98                          $10,277                          $10,541
31-Mar-98                          $10,781                          $10,976
30-Apr-98                          $10,832                          $11,036
31-May-98                          $10,359                          $10,441
30-Jun-98                          $10,411                          $10,463
31-Jul-98                           $9,896                           $9,615
31-Aug-98                           $8,271                           $7,748
30-Sep-98                           $8,435                           $8,355
31-Oct-98                           $8,754                           $8,696
30-Nov-98                           $9,238                           $9,151
31-Dec-98                           $9,946                           $9,718
31-Jan-99                          $10,101                           $9,847
28-Feb-99                           $9,563                           $9,049
31-Mar-99                          $10,029                           $9,191
30-Apr-99                          $10,773                          $10,014
31-May-99                          $10,752                          $10,160
30-Jun-99                          $11,311                          $10,620
31-Jul-99                          $11,228                          $10,329
31-Aug-99                          $10,938                           $9,946
30-Sep-99                          $10,990                           $9,948
31-Oct-99                          $11,414                           $9,989
30-Nov-99                          $12,272                          $10,586
31-Dec-99                          $13,714                          $11,784
31-Jan-00                          $13,339                          $11,594
29-Feb-00                          $15,171                          $13,508
31-Mar-00                          $14,496                          $12,618
30-Apr-00                          $13,178                          $11,859
31-May-00                          $12,482                          $11,167
30-Jun-00                          $14,003                          $12,141
31-Jul-00                          $13,478                          $11,750
31-Aug-00                          $14,924                          $12,647
30-Sep-00                          $14,164                          $12,275
31-Oct-00                          $13,146                          $11,727
30-Nov-00                          $11,325                          $10,523
31-Dec-00                          $12,156                          $11,427
31-Jan-01                          $12,795                          $12,022
28-Feb-01                          $11,698                          $11,233
31-Mar-01                          $10,879                          $10,684
30-Apr-01                          $11,927                          $11,520
31-May-01                          $12,325                          $11,803
30-Jun-01                          $12,674                          $12,210
31-Jul-01                          $12,168                          $11,550
31-Aug-01                          $11,590                          $11,177
30-Sep-01                          $10,012                           $9,672
31-Oct-01                          $10,518                          $10,238
30-Nov-01                          $11,421                          $11,030
31-Dec-01                          $12,144                          $11,711
31-Jan-02                          $11,951                          $11,589
28-Feb-02                          $11,612                          $11,272
31-Mar-02                          $12,520                          $12,178
30-Apr-02                          $12,471                          $12,289
31-May-02                          $12,060                          $11,743
30-Jun-02                          $11,164                          $11,161
31-Jul-02                           $9,469                           $9,475
31-Aug-02                           $9,323                           $9,452
30-Sep-02                           $8,476                           $8,773
31-Oct-02                           $8,694                           $9,055
30-Nov-02                           $9,481                           $9,862
31-Dec-02                           $8,997                           $9,313
31-Jan-03                           $8,864                           $9,055
28-Feb-03                           $8,585                           $8,782
31-Mar-03                           $8,573                           $8,895
30-Apr-03                           $9,384                           $9,738
31-May-03                          $10,668                          $10,783
30-Jun-03                          $10,946                          $10,978
31-Jul-03                          $11,600                          $11,665
31-Aug-03                          $12,314                          $12,200
30-Sep-03                          $12,193                          $11,974
31-Oct-03                          $13,416                          $12,980
30-Nov-03                          $13,913                          $13,441
31-Dec-03                          $14,276                          $13,714
31-Jan-04                          $14,942                          $14,309
29-Feb-04                          $15,075                          $14,437
31-Mar-04                          $15,075                          $14,572
30-Apr-04                          $14,143                          $13,829
31-May-04                          $14,458                          $14,048
30-Jun-04                          $15,075                          $14,640
31-Jul-04                          $14,046                          $13,655
31-Aug-04                          $13,719                          $13,585
30-Sep-04                          $14,470                          $14,222
31-Oct-04                          $14,748                          $14,502
30-Nov-04                          $15,826                          $15,760
31-Dec-04                          $16,468                          $16,226
31-Jan-05                          $16,020                          $15,549
28-Feb-05                          $16,504                          $15,812
31-Mar-05                          $15,705                          $15,360
30-Apr-05                          $14,603                          $14,480

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


12 Laudus MarketMasters Funds

LAUDUS SMALL-CAP MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR GRAPH]

                                   Fund:                           Fund Category:
                               SELECT SHARES      Benchmark:        MORNINGSTAR
                               Ticker Symbol:   RUSSELL 2000(R)      SMALL-CAP
                                   SWMSX             INDEX             BLEND
6 MONTHS                          -0.90%            -0.15%             2.32%
SINCE INCEPTION: 6/9/04           -0.25%             1.34%             4.73%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$49,875 SELECT SHARES

$50,669 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                   SELECT                       RUSSELL 2000(R)
                                   SHARES                            INDEX
09-Jun-04                          $50,000                          $50,000
30-Jun-04                          $51,445                          $51,229
31-Jul-04                          $47,895                          $47,781
31-Aug-04                          $46,780                          $47,538
30-Sep-04                          $49,380                          $49,767
31-Oct-04                          $50,330                          $50,748
30-Nov-04                          $54,005                          $55,148
31-Dec-04                          $56,235                          $56,780
31-Jan-05                          $54,705                          $54,412
28-Feb-05                          $56,360                          $55,332
31-Mar-05                          $53,635                          $53,749
30-Apr-05                          $49,875                          $50,669

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 13

LAUDUS SMALL-CAP MARKETMASTERS FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                          INVESTMENT STYLE
                                  Value        Blend        Growth
MARKET CAP
  Large                           / /          / /          / /
  Medium                          / /          / /          / /
  Small                           / /          / /          /X/

STATISTICS

NUMBER OF HOLDINGS                                                         214
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,670
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 28.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     1.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  28%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                          $2,500
   ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
TAMRO CAPITAL                       Small-Cap Value                      23.4%
PARTNERS LLC 4
--------------------------------------------------------------------------------
TCW INVESTMENT                      Small/Mid-Cap                        14.4%
MANAGEMENT COMPANY                  Blend
--------------------------------------------------------------------------------
TOCQUEVILLE ASSET                   Small-Cap Blend                      20.4%
MANAGEMENT LP
--------------------------------------------------------------------------------
VEREDUS ASSET                       Small-Cap Growth                     41.0%
MANAGEMENT LLC
--------------------------------------------------------------------------------

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  JOY GLOBAL, INC.                                                    1.5%
--------------------------------------------------------------------------------
(2)  PORTFOLIO RECOVERY ASSOCIATES, INC.                                 1.3%
--------------------------------------------------------------------------------
(3)  THE RYLAND GROUP, INC.                                              1.3%
--------------------------------------------------------------------------------
(4)  STEELCASE, INC., Class A                                            1.3%
--------------------------------------------------------------------------------
(5)  ARCH COAL, INC.                                                     1.3%
--------------------------------------------------------------------------------
(6)  TIDEWATER, INC.                                                     1.2%
--------------------------------------------------------------------------------
(7)  MANTECH INTERNATIONAL CORP., Class A                                1.2%
--------------------------------------------------------------------------------
(8)  CIBER, INC.                                                         1.1%
--------------------------------------------------------------------------------
(9)  BEAZER HOMES USA, INC.                                              1.1%
--------------------------------------------------------------------------------
(10) BUCYRUS INTERNATIONAL, INC.                                         1.0%
--------------------------------------------------------------------------------
     TOTAL                                                              12.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

23.0%  INFORMATION TECHNOLOGY
18.3%  CONSUMER DISCRETIONARY
17.7%  INDUSTRIALS
13.5%  HEALTH CARE
10.6%  MATERIALS
 6.5%  FINANCIALS
 5.6%  ENERGY
 2.3%  CONSUMER STAPLES
 2.5%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 TAMRO Capital Partners replaced Royce & Associates as of 4/1/04.

5 This list is not a recommendation of any security by the investment adviser.


14 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Investor Shares with a benchmark and the Fund's Morningstar category.

[BAR GRAPH]

                                 Fund:                           Fund Category:
                            INVESTOR SHARES    Benchmark:         MORNINGSTAR
                            Ticker Symbol:     MSCI EAFE(R)     FOREIGN LARGE-CAP
                                SWOIX             INDEX             GROWTH
6 MONTHS                        10.76%             8.71%              6.97%
1 YEAR                          14.29%            14.95%             10.24%
5 YEARS                          1.05%            -0.55%             -5.39%
SINCE INCEPTION: 10/16/96        9.83%             4.37%              3.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund's Investor Shares, compared with a similar investment in a benchmark.

$22,283 INVESTOR SHARES

$14,414 MSCI EAFE(R) INDEX

[LINE GRAPH]

                                  INVESTOR                        MSCI EAFE(R)
                                   SHARES                            INDEX
16-Oct-96                        $10,000.00                        $10,000.00
31-Oct-96                         $9,910.00                         $9,836.00
30-Nov-96                        $10,220.00                        $10,228.00
31-Dec-96                        $10,313.00                        $10,096.00
31-Jan-97                        $10,426.00                         $9,742.00
28-Feb-97                        $10,599.00                         $9,902.00
31-Mar-97                        $10,558.00                         $9,938.00
30-Apr-97                        $10,609.00                         $9,991.00
31-May-97                        $11,209.00                        $10,641.00
30-Jun-97                        $11,697.00                        $11,227.00
31-Jul-97                        $11,962.00                        $11,409.00
31-Aug-97                        $11,199.00                        $10,557.00
30-Sep-97                        $11,830.00                        $11,148.00
31-Oct-97                        $11,046.00                        $10,291.00
30-Nov-97                        $10,894.00                        $10,186.00
31-Dec-97                        $11,016.00                        $10,274.00
31-Jan-98                        $11,146.00                        $10,744.00
28-Feb-98                        $11,925.00                        $11,434.00
31-Mar-98                        $12,670.00                        $11,786.00
30-Apr-98                        $12,952.00                        $11,879.00
31-May-98                        $13,265.00                        $11,821.00
30-Jun-98                        $13,157.00                        $11,911.00
31-Jul-98                        $13,525.00                        $12,031.00
31-Aug-98                        $11,654.00                        $10,540.00
30-Sep-98                        $11,006.00                        $10,217.00
31-Oct-98                        $11,438.00                        $11,281.00
30-Nov-98                        $12,011.00                        $11,859.00
31-Dec-98                        $12,481.00                        $12,327.00
31-Jan-99                        $12,820.00                        $12,290.00
28-Feb-99                        $12,415.00                        $11,998.00
31-Mar-99                        $12,853.00                        $12,498.00
30-Apr-99                        $13,815.00                        $13,004.00
31-May-99                        $13,170.00                        $12,335.00
30-Jun-99                        $14,428.00                        $12,816.00
31-Jul-99                        $14,985.00                        $13,196.00
31-Aug-99                        $15,248.00                        $13,245.00
30-Sep-99                        $15,401.00                        $13,379.00
31-Oct-99                        $16,232.00                        $13,881.00
30-Nov-99                        $18,683.00                        $14,362.00
31-Dec-99                        $21,819.00                        $15,652.00
31-Jan-00                        $21,236.00                        $14,658.00
29-Feb-00                        $24,410.00                        $15,052.00
31-Mar-00                        $23,356.00                        $15,636.00
30-Apr-00                        $21,149.00                        $14,814.00
31-May-00                        $20,120.00                        $14,452.00
30-Jun-00                        $21,100.00                        $15,018.00
31-Jul-00                        $20,554.00                        $14,388.00
31-Aug-00                        $21,249.00                        $14,513.00
30-Sep-00                        $20,120.00                        $13,806.00
31-Oct-00                        $19,253.00                        $13,481.00
30-Nov-00                        $18,050.00                        $12,975.00
31-Dec-00                        $18,672.00                        $13,436.00
31-Jan-01                        $18,893.00                        $13,440.00
28-Feb-01                        $17,883.00                        $12,434.00
31-Mar-01                        $16,680.00                        $11,590.00
30-Apr-01                        $17,538.00                        $12,386.00
31-May-01                        $17,496.00                        $11,928.00
30-Jun-01                        $17,178.00                        $11,438.00
31-Jul-01                        $16,639.00                        $11,240.00
31-Aug-01                        $16,182.00                        $10,979.00
30-Sep-01                        $14,495.00                        $ 9,867.00
31-Oct-01                        $14,937.00                        $10,120.00
30-Nov-01                        $15,588.00                        $10,493.00
31-Dec-01                        $16,028.00                        $10,555.00
31-Jan-02                        $15,659.00                        $ 9,994.00
28-Feb-02                        $15,762.00                        $10,064.00
31-Mar-02                        $16,515.00                        $10,609.00
30-Apr-02                        $16,397.00                        $10,679.00
31-May-02                        $16,338.00                        $10,815.00
30-Jun-02                        $15,674.00                        $10,384.00
31-Jul-02                        $14,006.00                        $ 9,359.00
31-Aug-02                        $13,947.00                        $ 9,338.00
30-Sep-02                        $12,368.00                        $ 8,335.00
31-Oct-02                        $12,899.00                        $ 8,782.00
30-Nov-02                        $13,548.00                        $ 9,181.00
31-Dec-02                        $13,092.00                        $ 8,873.00
31-Jan-03                        $12,560.00                        $ 8,503.00
28-Feb-03                        $12,103.00                        $ 8,308.00
31-Mar-03                        $11,911.00                        $ 8,145.00
30-Apr-03                        $13,224.00                        $ 8,943.00
31-May-03                        $14,184.00                        $ 9,485.00
30-Jun-03                        $14,700.00                        $ 9,715.00
31-Jul-03                        $15,291.00                        $ 9,950.00
31-Aug-03                        $15,925.00                        $10,190.00
30-Sep-03                        $16,368.00                        $10,504.00
31-Oct-03                        $17,638.00                        $11,158.00
30-Nov-03                        $17,756.00                        $11,406.00
31-Dec-03                        $18,845.00                        $12,296.00
31-Jan-04                        $19,423.00                        $12,470.00
29-Feb-04                        $19,837.00                        $12,758.00
31-Mar-04                        $19,896.00                        $12,829.00
30-Apr-04                        $19,497.00                        $12,539.00
31-May-04                        $19,393.00                        $12,582.00
30-Jun-04                        $19,955.00                        $12,858.00
31-Jul-04                        $19,038.00                        $12,440.00
31-Aug-04                        $18,978.00                        $12,494.00
30-Sep-04                        $19,511.00                        $12,821.00
31-Oct-04                        $20,118.00                        $13,258.00
30-Nov-04                        $21,510.00                        $14,163.00
31-Dec-04                        $22,491.00                        $14,785.00
31-Jan-05                        $22,283.00                        $14,514.00
28-Feb-05                        $23,247.00                        $15,141.00
31-Mar-05                        $22,832.00                        $14,761.00
30-Apr-05                        $22,283.00                        $14,414.00

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 15

LAUDUS INTERNATIONAL MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR GRAPH]

                                 Fund:                           Fund Category:
                             SELECT SHARES     Benchmark:         MORNINGSTAR
                             Ticker Symbol:    MSCI EAFE(R)     FOREIGN LARGE-CAP
                                SWMIX             INDEX             GROWTH
6 MONTHS                        10.93%             8.71%              6.97%
1 YEAR                          14.55%            14.95%             10.24%
SINCE INCEPTION: 4/2/04          9.86%            10.07%              5.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$55,345 SELECT SHARES

$55,458 MSCI EAFE(R) INDEX

[LINE GRAPH]

                                    SELECT                       MSCI EAFE(R)
                                    SHARES                          INDEX
01-Apr-04                           $50,000                         $50,000
30-Apr-04                           $48,315                         $48,243
31-May-04                           $48,055                         $48,407
30-Jun-04                           $49,450                         $49,468
31-Jul-04                           $47,215                         $47,860
31-Aug-04                           $47,065                         $48,070
30-Sep-04                           $48,385                         $49,325
31-Oct-04                           $49,890                         $51,007
30-Nov-04                           $53,370                         $54,491
31-Dec-04                           $55,785                         $56,883
31-Jan-05                           $55,305                         $55,842
28-Feb-05                           $57,695                         $58,254
31-Mar-05                           $56,665                         $56,792
30-Apr-05                           $55,345                         $55,458

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


16 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  NESTLE SA                                                           1.7%
--------------------------------------------------------------------------------
(2)  GLAXOSMITHKLINE PLC                                                 1.5%
--------------------------------------------------------------------------------
(3)  DIAGEO PLC                                                          1.4%
--------------------------------------------------------------------------------
(4)  SANOFI-AVENTIS                                                      1.3%
--------------------------------------------------------------------------------
(5)  BAYERISCHE MOTOREN-WERKE AG                                         1.3%
--------------------------------------------------------------------------------
(6)  HONDA MOTOR CO., LTD.                                               1.3%
--------------------------------------------------------------------------------
(7)  TAKEDA CHEMICAL INDUSTRIES LTD.                                     1.2%
--------------------------------------------------------------------------------
(8)  SK TELECOM CO., LTD.                                                1.2%
--------------------------------------------------------------------------------
(9)  BANK OF IRELAND                                                     1.1%
--------------------------------------------------------------------------------
(10) NOVARTIS AG                                                         1.1%
--------------------------------------------------------------------------------
     TOTAL                                                              13.1%

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                  INVESTMENT STYLE                  NET ASSETS
--------------------------------------------------------------------------------
AMERICAN CENTURY                    International                        18.6%
GLOBAL INVESTMENT                   Small Company
MANAGEMENT, INC.
--------------------------------------------------------------------------------
ARTISAN PARTNERS                    International                        17.6%
LIMITED PARTNERSHIP                 Growth
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.              International                        38.1%
                                    Value
--------------------------------------------------------------------------------
WILLIAM BLAIR &                     International                        24.2%
COMPANY, LLC                        Growth
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                         399
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $27,063
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                17.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  30%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the Fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

22.0%  FINANCIALS
19.5%  CONSUMER DISCRETIONARY
10.8%  CONSUMER STAPLES
10.7%  INDUSTRIALS
 9.1%  HEALTH CARE
 7.3%  INFORMATION TECHNOLOGY
 4.9%  TELECOMMUNICATION SERVICES
 4.8%  MATERIALS
 4.4%  ENERGY
 0.6%  UTILITIES
 5.9%  OTHER

COUNTRY

[PIE CHART]

16.2%  UNITED KINGDOM
15.5%  JAPAN
 9.6%  SWITZERLAND
 9.4%  FRANCE
 7.6%  GERMANY
 4.7%  NETHERLANDS
 2.9%  HONG KONG
 2.8%  AUSTRALIA
 2.8%  CANADA
 2.8%  ITALY
 2.8%  SOUTH KOREA
18.8%  OTHER COUNTRIES
 4.1%  CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Laudus MarketMasters Funds 17

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a Fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                    ENDING
                                                                BEGINNING        ACCOUNT VALUE           EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                            (Annualized)        at 11/1/04        at 4/30/05         11/1/04-4/30/05
------------------------------------------------------------------------------------------------------------------------
LAUDUS U.S. MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                1.25%             $1,000             $1,026.20              $6.28
  Hypothetical 5% Return                       1.25%             $1,000             $1,018.60              $6.26

Select Shares(R)
  Actual Return                                1.07%             $1,000             $1,027.10              $5.38
  Hypothetical 5% Return                       1.07%             $1,000             $1,019.49              $5.36

------------------------------------------------------------------------------------------------------------------------
LAUDUS BALANCED MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                1.10%             $1,000             $1,041.70              $5.57
  Hypothetical 5% Return                       1.10%             $1,000             $1,019.34              $5.51

Select Shares
  Actual Return                                0.95%             $1,000             $1,042.80              $4.81
  Hypothetical 5% Return                       0.95%             $1,000             $1,020.08              $4.76

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


18 Laudus MarketMasters Funds

FUND EXPENSES  continued

                                                                                       ENDING
                                                                   BEGINNING        ACCOUNT VALUE            EXPENSES
                                              EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                                (Annualized)       at 11/1/04        at 4/30/05          11/1/04-4/30/05
---------------------------------------------------------------------------------------------------------------------------
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                     1.55%            $1,000             $990.10                $7.65
  Hypothetical 5% Return                            1.55%            $1,000           $1,017.11                $7.75

Select Shares
  Actual Return                                     1.37%            $1,000             $991.00                $6.76
  Hypothetical 5% Return                            1.37%            $1,000           $1,018.00                $6.85

---------------------------------------------------------------------------------------------------------------------------
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                     1.65%            $1,000           $1,107.60                $8.62
  Hypothetical 5% Return                            1.65%            $1,000           $1,016.61                $8.25

Select Shares
  Actual Return                                     1.47%            $1,000           $1,109.30                $7.69
  Hypothetical 5% Return                            1.47%            $1,000           $1,017.51                $7.35

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                   Laudus MarketMasters Funds 19

LAUDUS U.S. MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                            11/1/04-    11/1/03-    11/1/02-     11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                             4/30/05*    10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       10.30        9.94        7.48         9.20       13.89       14.06
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                               0.02       (0.03)      (0.01)        0.06        0.38        0.38
  Net realized and unrealized gains or losses                 0.25        0.39        2.47        (1.68)      (3.21)       1.55
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations             0.27        0.36        2.46        (1.62)      (2.83)       1.93
Less distributions:
  Dividends from net investment income                         --           --          --        (0.10)      (0.46)      (0.33)
  Distributions from net realized gains                        --           --          --           --       (1.40)      (1.77)
                                                            ------------------------------------------------------------------------
  Total distributions                                          --           --          --        (0.10)      (1.86)      (2.10)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                            10.57        10.30        9.94         7.48        9.20       13.89
                                                            ------------------------------------------------------------------------
Total return (%)                                             2.62 1       3.62       32.89       (17.92)     (22.81)      12.98

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     1.25 2       1.25        1.25         0.83 3,4    0.50 4       0.51 4,5
  Gross operating expenses                                   1.39 2       1.39        1.42         1.16 4      0.89 4       0.89 4
  Net investment income or loss                              0.32 2      (0.25)      (0.12)        0.50        3.27         2.34
Portfolio turnover rate                                        50 1         72          97          390         145          179
Net assets, end of period ($ x 1,000,000)                     157          180         169          129         176          248

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                     11/1/04-     6/4/04 1-
SELECT SHARES                                        4/30/05*     10/31/04-
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.32        10.42
                                                     -------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                       0.02        (0.00) 2
  Net realized and unrealized gains or losses         0.26        (0.10)
                                                     -------------------------------------------------------------------------------
  Total income or loss from investment operations     0.28        (0.10)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                     10.60        10.32
                                                     -------------------------------------------------------------------------------
Total return (%)                                      2.71 3      (0.96) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                              1.07 4       1.07 4
  Gross operating expenses                            1.35 4       1.37 4
  Net investment income or loss                       0.42 4      (0.08) 4
Portfolio turnover rate                                 50 3         72 3
Net assets, end of period ($ x 1,000,000)                2            1

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 21

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding
 o  Non-income producing security
 *  American Depositary Receipt

                                                      COST               VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
 92.7%  COMMON STOCK                                  135,817            147,372

  2.1%  FOREIGN COMMON
        STOCK                                           2,737              3,300

  0.1%  SHORT-TERM INVESTMENTS                             85                 85

  4.0%  OTHER INVESTMENTS                               6,394              6,394
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                             145,033            157,151

  1.1%  OTHER ASSETS AND
        LIABILITIES                                                        1,821
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 158,972

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 92.7% of net assets

      BANKS 4.8%
      --------------------------------------------------------------------------
      Bank of America Corp.     31,100                                     1,401
      Commerce Bancorp, Inc.     27,400                                      767
      North Fork Bancorp, Inc.     32,300                                    909
      Peoples Bank     4,300                                                 179
      Peoples Heritage Financial Group,
      Inc.     13,741                                                        423
      Sovereign Bancorp, Inc.     82,000                                   1,687
      Washington Mutual, Inc.     43,200                                   1,785
      Zions Bancorp.     6,600                                               462
                                                                     -----------
                                                                           7,613
      BUSINESS MACHINES & SOFTWARE 0.6%
      --------------------------------------------------------------------------
      Hewlett Packard Co.     45,000                                         921
    o Lexmark International, Inc., Class A     1,000                          70
                                                                     -----------
                                                                             991
      CAPITAL GOODS 5.2%
      --------------------------------------------------------------------------
      3M Co.     10,200                                                      780
    o Alliant Techsystems, Inc.     11,300                                   782
      Dover Corp.     17,400                                                 632
    o EMCOR Group, Inc.     11,755                                           525
  (2) General Electric Co.     71,000                                      2,570
      Grainger, Inc.     11,300                                              625
      Rockwell Collins, Inc.     4,400                                       202
      SPX Corp.     9,300                                                    360
      Tyco International Ltd.     35,100                                   1,099
      York International Corp.     17,000                                    665
                                                                     -----------
                                                                           8,240
      COMMERCIAL SERVICES & SUPPLIES 3.4%
      --------------------------------------------------------------------------
    o Apollo Group Inc., Class A     10,000                                  721
  (9) Cendant Corp.     111,700                                            2,224
    o FTI Consulting, Inc.     28,100                                        620
      Waste Management, Inc.     67,000                                    1,909
                                                                     -----------
                                                                           5,474
      CONSUMER DURABLES & APPAREL 2.1%
      --------------------------------------------------------------------------
      American Greetings Corp., Class A
      42,500                                                                 963
      Jones Apparel Group, Inc.     37,365                                 1,138
      Leggett & Platt, Inc.     18,550                                       500
      Nike, Inc., Class B     9,400                                          722
                                                                     -----------
                                                                           3,323
      CONSUMER SERVICES 4.8%
      --------------------------------------------------------------------------
      Carnival Corp.     19,000                                              929
      Darden Restaurants, Inc.     21,900                                    657
      Hilton Hotels Corp.     44,500                                         972
  (7) McDonald's Corp.     77,000                                          2,257


22 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Starwood Hotel & Resorts Worldwide,
      Inc.     15,700                                                        853
      Yum! Brands, Inc.     40,000                                         1,878
                                                                     -----------
                                                                           7,546
      DIVERSIFIED FINANCIALS 7.0%
      --------------------------------------------------------------------------
      American Express Co.     15,000                                        791
      Bank of New York Co., Inc.     52,200                                1,458
      Capital One Financial Corp.     15,400                               1,092
      Citigroup, Inc.     45,050                                           2,116
    o E*TRADE Group, Inc.     41,100                                         457
      JP Morgan Chase & Co.     52,000                                     1,845
      Mellon Financial Corp.     17,700                                      490
    o Piper Jaffray Cos., Inc.     9,200                                     254
      T.Rowe Price Group, Inc.     11,400                                    629
      The Goldman Sachs Group, Inc.     18,850                             2,013
                                                                     -----------
                                                                          11,145
      ENERGY 4.3%
      --------------------------------------------------------------------------
      BJ Services Co.     6,500                                              317
      ChevronTexaco Corp.     28,100                                       1,461
    o Cooper Cameron Corp.     9,900                                         544
      ENSCO International, Inc.     11,700                                   381
  (6) Exxon Mobil Corp.     40,300                                         2,298
    * Petroleo Brasileiro SA     29,100                                    1,220
    o Transocean, Inc.     14,200                                            659
                                                                     -----------
                                                                           6,880
      FOOD & STAPLES RETAILING 0.9%
      --------------------------------------------------------------------------
      Costco Cos., Inc.     35,000                                         1,420

      FOOD BEVERAGE & TOBACCO 3.2%
      --------------------------------------------------------------------------
      Coca-Cola Co.     41,000                                             1,781
    o Cott Corp.     12,850                                                  288
      Hershey Foods Corp.     9,500                                          607
      Molson Coors Brewing Co.     6,700                                     414
      The Pepsi Bottling Group, Inc.     71,000                            2,035
                                                                     -----------
                                                                           5,125
      HEALTH CARE EQUIPMENT & SERVICES 11.4%
      --------------------------------------------------------------------------
 (10) Baxter International, Inc.     58,000                                2,152
      Beckman Coulter, Inc.     9,900                                        660
    o Boston Scientific Corp.     63,000                                   1,864
      Cardinal Health, Inc.     27,400                                     1,523
    o Caremark Rx, Inc.     26,250                                         1,051
      Cigna Corp.     9,600                                                  883
    o Eclipsys Corp.     46,000                                              621
    o Edwards Lifesciences Corp.     20,000                                  881
      Health Management Associates, Inc.,
      Class A     51,900                                                   1,284
    o Health Net, Inc.     16,700                                            568
      Hillenbrand Industries, Inc.     12,800                                707
      PerkinElmer, Inc.     7,535                                            139
    o St. Jude Medical, Inc.     26,000                                    1,015
    o Tenet Healthcare Corp.     57,700                                      691
    o Thermo Electron Corp.     24,300                                       607
      United Healthcare Corp.     14,900                                   1,408
    o Varian, Inc.     21,900                                                726
    o Wellpoint, Inc.     10,800                                           1,380
                                                                     -----------
                                                                          18,160

      HEALTHCARE / DRUGS & MEDICINE 0.3%
      --------------------------------------------------------------------------
      Valeant Pharmaceuticals International     23,460                       487

      HOUSEHOLD & PERSONAL PRODUCTS 0.7%
      --------------------------------------------------------------------------
      Colgate-Palmolive Co.     22,900                                     1,140

      HOUSEHOLD PRODUCTS 0.5%
      --------------------------------------------------------------------------
      Procter & Gamble Co.     14,300                                        774

      INSURANCE 2.8%
      --------------------------------------------------------------------------
      Arthur J. Gallagher & Co.     16,650                                   463
      Assurant, Inc.     30,640                                            1,014
      Marsh & McLennan Cos., Inc.     39,200                               1,099
      Old Republic International Corp.     23,500                            555
      St. Paul Cos., Inc.     35,200                                       1,260
                                                                     -----------
                                                                           4,391

      MATERIALS 0.6%
      --------------------------------------------------------------------------
      Monsanto Co.     16,700                                                979

      MEDIA 9.1%
      --------------------------------------------------------------------------
 o(8) Cablevision Systems New York Group, Class A                          2,247
      86,600


                                                         See financial notes. 23

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 o(3) Comcast Corp., Class A     77,350                                    2,454
    o Cox Radio, Inc.     14,500                                             228
    o Directv Group, Inc.     93,011                                       1,313
    o Entercom Communications Corp.     7,250                                234
    o Interpublic Group of Cos., Inc.     47,200                             607
    o Liberty Media Corp., Class A     183,000                             1,837
    o Liberty Media International, Inc., Class A
      11,000                                                                 456
    o Sirius Satellite Radio, Inc.     41,740                                199
 o(1) Time Warner, Inc.     240,600                                        4,045
    o Univision Communications, Inc.     8,400                               221
      Westwood One, Inc.     13,850                                          253
    o XM Satellite Radio Holdings, Inc.     10,455                           290
                                                                     -----------
                                                                          14,384
      NON-DURABLES & ENTERTAINMENT 0.2%
      --------------------------------------------------------------------------
    o Electronic Arts, Inc.     7,200                                        384

      PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
      --------------------------------------------------------------------------
    o Amgen, Inc.     14,000                                                 815
    o Barr Pharmaceuticals, Inc.     4,900                                   254
    o Charles River Laboratories, Inc.     15,000                            711
    * GlaxoSmithKline PLC     15,900                                         804
    o Par Pharmaceutical Cos., Inc.     13,100                               393
  (4) Pfizer, Inc.     87,200                                              2,369
    * Roche Holdings Ltd.     3,200                                          193
    * Teva Pharmaceutical Industries Ltd.
      35,200                                                               1,100
                                                                     -----------
                                                                           6,639
      PRODUCER GOODS & MANUFACTURING 0.4%
      --------------------------------------------------------------------------
      Parker Hannifina Corp.     11,600                                      695

      RETAILING 7.0%
      --------------------------------------------------------------------------
    o Ann Taylor Stores Corp.     28,800                                     705
      Federated Department Stores, Inc.
      11,000                                                                 632
    o Linens `n Things, Inc.     39,291                                      917
      May Department Stores Co.     26,550                                   931
      Officemax, Inc.     22,180                                             720
      Talbots, Inc.     27,200                                               695
      Target Corp.     41,650                                              1,933
      The Gap, Inc.     86,000                                             1,836
      The TJX Max Cos., Inc.     19,900                                      451
  (5) Tiffany & Co.     76,900                                             2,319
                                                                     -----------
                                                                          11,139
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.2%
      --------------------------------------------------------------------------
    o Agere Systems, Inc., Class B     602,300                               711
    o Applied Materials, Inc.     53,600                                     797
    o Cypress Semiconductor Corp.     62,100                                 744
    o Freescale Semiconductor, Inc. Class B
      26,400                                                                 498
      Intersil Holding Corp., Class A     25,700                             449
      Microchip Technology, Inc.     24,400                                  695
    o Micron Technology, Inc.     52,700                                     512
      National Semiconductor Corp.     45,825                                874
    o Novellus Systems, Inc.     34,300                                      804
    o Teradyne, Inc.     96,150                                            1,059
      Texas Instruments, Inc.     46,500                                   1,161
                                                                     -----------
                                                                           8,304
      SOFTWARE & SERVICES 4.4%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.     14,800                                         880
      First Data Corp.     25,000                                            951
    o Google, Inc.     6,000                                               1,320
    o Mercury Interactive Corp.     19,300                                   798
      Microsoft Corp.     45,600                                           1,154
      Reynolds & Reynolds Co., Class A
      16,305                                                                 430
   o* Shanda Interactive Entertainment Ltd.
      13,200                                                                 424
    o Unisys Corp.     54,500                                                354
    o Veritas Software Corp.     32,600                                      671
                                                                     -----------
                                                                           6,982

      TECHNOLOGY HARDWARE & EQUIPMENT 5.2%
      --------------------------------------------------------------------------
    o Andrew Corp.     53,000                                                650
    o Anixter International, Inc.     10,800                                 399
    o Arrow Electronics, Inc.     19,750                                     481
    o Celestica, Inc.     43,035                                             495
    o Cisco Systems, Inc.     62,600                                       1,082
    o Corning, Inc.     49,800                                               685
    o Ditech Communications Corp.        21,800                              246
    o EMC Corp.     63,900                                                   838


24 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Juniper Networks, Inc.    36,200                                       818
      Motorola, Inc.     67,300                                            1,032
      Qualcomm, Inc.     19,850                                              693
    o Vishay Intertechnology, Inc.    76,800                                 821
                                                                    ------------
                                                                           8,240
      TELECOMMUNICATION SERVICES 2.4%
      --------------------------------------------------------------------------
      Alltel Corp.     22,000                                              1,253
    o Crown Castle International Corp.    41,100                             663
    o Leap Wireless International, Inc.    18,100                            430
    o NII Holdings, Inc.     27,800                                        1,392
                                                                    ------------
                                                                           3,738
      TRANSPORTATION 2.0%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.     133,332                                 1,984
      Union Pacific Corp.     18,700                                       1,195
                                                                    ------------
                                                                           3,179
      FOREIGN COMMON STOCK 2.1% of net assets

      FRANCE 0.7%
      --------------------------------------------------------------------------
      Sanofi-Aventis        12,700                                         1,122

      SOUTH KOREA 0.5%
      --------------------------------------------------------------------------
      Samsung Electronics Co. Ltd. Preferred
      1,800                                                                  816

      UNITED KINGDOM 0.9%
      --------------------------------------------------------------------------
      Lloyds TSB Group PLC     159,400                                     1,362

      SECURITY                                    FACE AMOUNT           VALUE
        RATE, MATURITY DATE                       ($ x 1,000)        ($ x 1,000)
      SHORT-TERM INVESTMENTS 0.1% of net assets

      U.S. GOVERNMENT SECURITIES 0.1%
      --------------------------------------------------------------------------
      U.S. Treasury Bill
        2.71%, 06/16/05                                    85                 85


                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
      OTHER INVESTMENTS 4.0% of net assets

      OTHER INVESTMENT COMPANIES 4.0%
      --------------------------------------------------------------------------
      Provident Institutional Funds--
      TempCash 994,284                                                       994

      Provident Institutional Funds--
      TempFund 5,399,719                                                   5,400
                                                                     -----------
                                                                           6,394

END OF INVESTMENTS

                                                         See financial notes. 25

LAUDUS U.S. MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $157,151 a
Receivables:
  Fund shares sold                                                            6
  Dividends                                                                 226
  Investments sold                                                        2,155
Prepaid expenses                                                    +        31
                                                                    ------------
TOTAL ASSETS                                                            159,569

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      126
  Investments bought                                                        406
  Investment adviser and administrator fees                                   9
  Transfer agency and shareholder service fees                                3
  Withholding taxes                                                           2
Accrued expenses                                                    +        51
                                                                    ------------
TOTAL LIABILITIES                                                           597

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            159,569
TOTAL LIABILITIES                                                   -       597
                                                                    ------------
NET ASSETS                                                             $158,972

NET ASSETS BY SOURCE
Capital received from investors                                         186,784
Net investment income not yet distributed                                   278
Net realized capital losses                                             (40,207) b
Net unrealized capital gains                                             12,117 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                     SHARES
SHARE CLASS            NET ASSETS       /       OUTSTANDING       =         NAV
Investor Shares        $157,171                    14,872                $10.57
Select Shares            $1,801                       170                $10.60

  Unless stated, all numbers x 1,000.

a The fund paid $145,033 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                         $83,440
    Sales/maturities                 $113,644

b These derive from investments, foreign currency transactions and futures.

  FEDERAL TAX DATA
  ----------------------------------------------
  PORTFOLIO COST                       $146,511

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                 $17,892
  Losses                           +     (7,252)
                                   -------------
                                        $10,640

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $--
  Long-term capital gains                   $--

  CAPITAL LOSSES UTILIZED               $11,740

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                Loss amount:
    2009                                $16,032
    2010                                 34,385
    2011                           +        604
                                   -------------
                                        $51,021


26 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,372 a
Interest                                                             +        2
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   1,374

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        13,536
Net realized losses of futures contracts                                   (100)
Net realized losses on foreign currency transactions                 +      (10)
                                                                     -----------
NET REALIZED GAINS                                                       13,426

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (8,104)
Net unrealized losses on foreign currency transactions               +       (1)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (8,105)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   857 b
Transfer agent and shareholder service fees:
  Investor Shares                                                           217 c
  Select Shares                                                               2 c
Trustees' fees                                                                3 d
Custodian and portfolio accounting fees                                      71
Professional fees                                                            20
Registration fees                                                            20
Shareholder reports                                                          28
Other expenses                                                       +        4
                                                                     -----------
Total expenses                                                            1,222
Expense reduction                                                    -      126 e
                                                                     -----------
NET EXPENSES                                                              1,096

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,374
NET EXPENSES                                                         -    1,096
                                                                     -----------
NET INVESTMENT INCOME                                                       278
NET REALIZED GAINS                                                       13,426 f
NET UNREALIZED LOSSES                                                +   (8,105) f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,599

  Unless stated, all numbers x 1,000.

a Net of $4 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.925% of the first
  $500 million, 0.920% of the next $500 million, and 0.910% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.00% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $125 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                  1.25%
  Select Shares                    1.07%

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $5,321.


                                                         See financial notes. 27

LAUDUS U.S. MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report period. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04
Net investment income or loss                         $278                ($469)
Net realized gains                                  13,426               10,532
Net unrealized losses                      +        (8,105)              (5,030)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              $5,599               $5,033

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                               SHARES          VALUE      SHARES          VALUE
SHARES SOLD
Investor Shares                   321         $3,478       4,950        $52,179
Select Shares               +      90            975         118          1,210
                            ----------------------------------------------------
TOTAL SHARES SOLD                 411         $4,453       5,068        $53,389

SHARES REDEEMED
Investor Shares                (2,910)      ($31,685)     (4,454)      ($46,021)
Select Shares               +     (37)          (404)         (1)           (11)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED          (2,947)      ($32,089)     (4,455)      ($46,032) b

NET TRANSACTIONS IN
FUND SHARES                    (2,536)      ($27,636)        613         $7,357

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                               SHARES     NET ASSETS      SHARES     NET ASSETS
Beginning of period            17,578       $181,009      16,965       $168,619
Total increase or decrease  +  (2,536)       (22,037)        613         12,390 c
                            ----------------------------------------------------
END OF PERIOD                  15,042       $158,972      17,578       $181,009 d

  Unless stated, all numbers x 1,000.

a The fund started offering Select shares on June 4, 2004.

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $278 and $-- at the end of the current and prior period respectively.


28 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                            11/1/04-    11/1/03-     11/1/02-    11/1/01-    11/1/00-    11/1/99-
INVESTOR SHARES                                             4/30/05*    10/31/04     10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       11.88       11.07         9.35        10.12       13.44       13.44
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                       0.07        0.08         0.12         0.20        0.43        0.45
  Net realized and unrealized gains or losses                 0.43        0.86         1.75        (0.73)      (2.12)       1.18
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations             0.50        0.94         1.87        (0.53)      (1.69)       1.63
Less distributions:
  Dividends from net investment income                       (0.09)      (0.13)       (0.15)       (0.24)      (0.52)      (0.35)
  Distributions from net realized gains                         --          --           --           --       (1.11)      (1.28)
                                                            ------------------------------------------------------------------------
  Total distributions                                        (0.09)      (0.13)       (0.15)       (0.24)      (1.63)      (1.63)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                             12.29       11.88        11.07         9.35       10.12       13.44
                                                            ------------------------------------------------------------------------
Total return (%)                                              4.17 1      8.59        20.25        (5.55)     (13.95)      12.00

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                      1.10 2      1.10         1.10         0.76 3,4    0.50 4      0.51 4,5
  Gross operating expenses                                    1.31 2      1.32         1.33         1.10 4      0.89 4      0.90 4
  Net investment income                                       1.02 2      0.68         1.13         1.89        3.67        3.18
Portfolio turnover rate                                        177 1       242          256          380          95         114
Net assets, end of period ($ x 1,000,000)                      130         130          109           97         118         153

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

5 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 29

LAUDUS BALANCED MARKETMASTERS FUND

                                                     11/1/04-       6/3/04 1-
SELECT SHARES                                        4/30/05*       10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                11.89          11.57
                                                     -------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                0.08           0.02
  Net realized and unrealized gains                    0.43           0.30
                                                     -------------------------------------------------------------------------------
  Total income from investment operations              0.51           0.32
                                                     -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                (0.10)            --
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                      12.30          11.89
                                                     -------------------------------------------------------------------------------
Total return (%)                                       4.28 2         2.77 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.95 3         0.95 3
  Gross operating expenses                             1.26 3         1.29 3
  Net investment income                                1.11 3         0.73 3
Portfolio turnover rate                                 177 2          242 2
Net assets, end of period ($ x 1,000,000)                 4              2

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


30 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited.

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for future contract, short sale, swap agreements and delayed-delivery security

 *  American Depository Receipt

 +  Credit-enhanced security

 ~  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.

                                                     COST/PROCEEDS       VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  64.9%     COMMON STOCK                                    84,643       87,363

  15.7%     U.S. GOVERNMENT
            SECURITIES                                      20,796       21,090

   1.2%     FOREIGN GOVERNMENT
            SECURITIES                                       1,570        1,607

   2.5%     CORPORATE BONDS                                  3,309        3,357

   1.3%     MUNICIPAL BONDS                                  1,708        1,802

  10.9%     AGENCY MORTGAGE-
            BACKED SECURITIES                               14,441       14,600

   1.1%     NON-AGENCY MORTGAGE-
            BACKED SECURITIES                                1,531        1,530

   0.0%     PREFERRED STOCK                                     11           12

  14.2%     SHORT-TERM
            INVESTMENTS                                     19,136       19,127

   4.2%     OTHER INVESTMENTS                                5,684        5,684

   0.0%     OPTIONS                                              3            3
--------------------------------------------------------------------------------
 116.0%     TOTAL INVESTMENTS                              152,832      156,175

 (5.9)%     SHORT SALES                                     (7,767)      (7,917)

   0.0%     OPTIONS WRITTEN                                    (41)          (6)

(10.1)%     OTHER ASSETS AND
            LIABILITIES                                                 (13,604)
--------------------------------------------------------------------------------
 100.0%     TOTAL NET ASSETS                                            134,648

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 64.9% of net assets

       AUTOMOBILES & COMPONENTS 1.1%
       -------------------------------------------------------------------------
     = Cooper Tire & Rubber Co.    10,200                                    178
     = General Motors Corp.    40,000                                      1,067
    o= Lear Corp.    3,200                                                   109
    =* Magna International, Inc.    2,800                                    171
                                                                     -----------
                                                                           1,525

       BANKS 1.8%
       -------------------------------------------------------------------------
     = Astoria Financial Corp.    10,350                                     274
     = Brookline Bancorp, Inc.    9,900                                      149
     = Commerce Bancorp, Inc.    16,200                                      454
     = Compass Bancshares, Inc.    3,000                                     129
     = Independence Community Bank Corp.
       7,600                                                                 271
     = Peoples Bank    3,500                                                 145
     = PNC Financial Services Group    6,300                                 335
     = Provident Financial Services, Inc.    10,700                          182
     = Suntrust Banks, Inc.    2,678                                         195
     = Washington Federal, Inc.    13,310                                    297
                                                                      ----------
                                                                           2,431
       BUSINESS MACHINES & SOFTWARE 0.1%
       -------------------------------------------------------------------------
    o= Tech Data Corp.  3,700                                               135


                                                         See financial notes. 31

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       CAPITAL GOODS 5.4%
       -------------------------------------------------------------------------
     = 3M Co.    6,100                                                       466
     = Deere & Co.    3,400                                                  213
     = Dover Corp.    5,100                                                  185
     = General Electric Co.   13,200                                         478
     = Grainger, Inc.    3,200                                               177
     = Honeywell International, Inc.    39,600                             1,416
    o= Jacobs Engineering Group, Inc.    6,100                               297
     = Rockwell Collins, Inc.    2,600                                       119
     = Textron, Inc.    11,200                                               844
  (10) The Boeing Co.    26,500                                            1,577
     = Tyco International Ltd.    21,100                                     661
     = United Technologies Corp.    7,900                                    804
                                                                     -----------
                                                                           7,237
       COMMERCIAL SERVICES & SUPPLIES 1.6%
       -------------------------------------------------------------------------
    o= Apollo Group Inc., Class A    6,100                                   440
     = Cendant Corp.    32,200                                               641
     = H&R Block, Inc.    2,500                                              125
     = Manpower, Inc.    6,200                                               239
     = Republic Services, Inc., Class A    8,000                             277
     = The ServiceMaster Co.    12,500                                       160
     = Waste Management, Inc.    7,200                                       205
                                                                     -----------
                                                                           2,087
       CONSUMER DURABLES & APPAREL 2.7%
       -------------------------------------------------------------------------
     = Eastman Kodak Co.    2,100                                             53
     = Jones Apparel Group, Inc.    9,000                                    274
     = Mattel, Inc.    79,300                                              1,431
     = Nike, Inc., Class B    5,600                                          430
     = Pulte Corp.    2,700                                                  193
    =* Sony Corp.    32,300                                                1,186
                                                                     -----------
                                                                           3,567
       CONSUMER SERVICES 1.1%
       -------------------------------------------------------------------------
    =* Fairmont Hotels & Resorts, Inc.    4,600                              144
     = Hilton Hotels Corp.    26,800                                         585
     = McDonald's Corp.    5,700                                             167
     = Starwood Hotel & Resorts Worldwide, Inc.
       9,500                                                                 516
     = Wendy's International, Inc.    2,900                                  125
                                                                     -----------
                                                                           1,537
       DIVERSIFIED FINANCIALS 5.4%
       -------------------------------------------------------------------------
     = American Express Co.    29,000                                      1,528
     = Capital One Financial Corp.    9,200                                  652
     = CIT Group, Inc.    5,900                                              238
     = Citigroup, Inc.    7,600                                              357
     = Federated Investors, Inc.    5,700                                    162
     = Franklin Resources, Inc.    1,700                                     117
     = JP Morgan Chase & Co.    41,400                                     1,469
     = Legg Mason, Inc.    1,550                                             110
     = Mellon Financial Corp.    8,400                                       232
     = Merrill Lynch & Co., Inc.    20,000                                 1,079
     = State Street Corp.    7,300                                           337
     = T.Rowe Price Group, Inc.    6,700                                     370
     = The Goldman Sachs Group, Inc.    4,450                                475
     = Waddell & Reed Financial, Inc.    8,600                               150
                                                                     -----------
                                                                           7,276
       ELECTRONICS 0.1%
       -------------------------------------------------------------------------
    o= Andrew Corp.    8,200                                                 101

       ENERGY 4.3%
       -------------------------------------------------------------------------
     = Anadarko Petroleum Corp.    3,500                                     256
     = Apache Corp.    3,000                                                 169
     = BJ Services Co.    5,900                                              288
    o= Cimarex Energy Co.    4,100                                           145
     = Conoco Phillips    11,300                                           1,185
    o= Cooper Cameron Corp.    4,100                                         225
     = Devon Energy Corp.    3,100                                           140
     = Exxon Mobil Corp.    12,200                                           696
    o= Houston Exploration Co.    2,200                                      112
    o= Nabors Industries Ltd.    3,000                                       162
    o= Newfield Exploration Co.    4,000                                     284
     = Noble Energy, Inc.    3,100                                           199
     = Patina Oil & Gas Corp.    2,400                                        92
     = Patterson Energy, Inc.    7,200                                       172
     = Pioneer Natural Resouces Co.    2,800                                 114
    o= Precision Drilling Corp.    800                                        58
    o= Stone Energy Corp.    3,000                                           135
    o= Transocean, Inc.    22,700                                          1,052
     = Unocal Corp.    3,200                                                 174
     = Western Gas Resources, Inc.    4,400                                  147
                                                                     -----------
                                                                           5,805


32 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       FOOD & STAPLES RETAILING 0.4%
       -------------------------------------------------------------------------
     = CVS Corp.    4,400                                                    227
     = Supervalu, Inc.    7,700                                              243
                                                                     -----------
                                                                             470
       FOOD BEVERAGE & TOBACCO 2.4%
       -------------------------------------------------------------------------
     = Brown-Forman Corp., Class B    1,500                                   83
     = Flowers Foods, Inc.    16,100                                         464
     = H.J. Heinz Co.    5,100                                               188
     = Hershey Foods Corp.    5,700                                          364
     = J.M. Smucker Co.    3,400                                             169
     = Kraft Foods, Inc., Class A    41,700                                1,352
     = Molson Coors Brewing Co.    2,900                                     179
     = Tyson Foods, Inc.    27,300                                           461
                                                                     -----------
                                                                           3,260
       HEALTH CARE EQUIPMENT & SERVICES 7.2%
       -------------------------------------------------------------------------
     = Becton Dickinson & Co.    15,900                                      930
    o= Boston Scientific Corp.    20,300                                     601
    o= Caremark Rx, Inc.    16,200                                           649
     = Cigna Corp.    5,800                                                  534
  =(8) HCA, Inc.    33,100                                                 1,848
     = Health Management Associates, Inc.,
       Class A    6,600                                                      163
    o= Henry Schein, Inc.    5,600                                           210
     = Hillenbrand Industries, Inc.    3,600                                 199
    o= Laboratory Corporation of America
       Holdings    4,300                                                     213
    o= Lifepoint Hospitals, Inc.    3,400                                    151
     = Manor Care, Inc.    7,000                                             233
    o= Medco Health Solutions, Inc.    30,000                              1,529
    o= Millipore Corp.    4,400                                              212
     = Omnicare, Inc.    10,500                                              364
    o= Priority Healthcare Corp., Class B    3,700                            84
    o= St. Jude Medical, Inc.    15,800                                      617
    o= Steris Corp.    10,300                                                244
    o= Tenet Healthcare Corp.    76,100                                      911
                                                                     -----------
                                                                           9,692
       HOUSEHOLD & PERSONAL PRODUCTS 0.5%
       -------------------------------------------------------------------------
     = Kimberly-Clark Corp.    11,200                                        699

       HOUSEHOLD PRODUCTS 0.3%
       -------------------------------------------------------------------------
     = Procter & Gamble Co.    8,600                                         466

       INSURANCE 3.0%
       -------------------------------------------------------------------------
     = Allstate Corp.    17,000                                              955
     = American International Group, Inc.
       20,700                                                              1,053
    o= Berkshire Hathaway, Inc., Class B    104                              291
     = Chubb Corp.    9,100                                                  744
     = Everest Reinsurance Group Ltd.    1,900                               156
     = IPC Holdings Ltd.    5,900                                            222
     = Lincoln National Corp.    3,000                                       135
     = Mercury General Corp.    2,200                                        116
     = Old Republic International Corp.    15,450                            365
                                                                     -----------
                                                                           4,037
       MATERIALS 2.1%
       -------------------------------------------------------------------------
     = Agrium, Inc.    4,000                                                  71
     = Air Products & Chemicals, Inc.    2,500                               147
     = Lubrizol Corp.    8,900                                               345
     = MeadWestavco Corp.    41,700                                        1,228
     = Monsanto Co.    10,000                                                586
    o= Smurfit-Stone Container Corp.    13,900                               182
     = Steel Dynamics, Inc.    3,700                                         101
     = Temple-Inland, Inc.    6,500                                          220
                                                                     -----------
                                                                           2,880
       MEDIA 4.2%
       -------------------------------------------------------------------------
     = Clear Channel Communications, Inc.
       14,100                                                                451
     = Comcast Corp.    24,800                                               796
    o= Comcast Corp., Class A    21,700                                      689
    o= Cox Radio, Inc.    7,900                                              124
    o= Liberty Media Corp., Class A    27,100                                272
     = McGraw Hill Cos., Inc.    2,300                                       200
     = Omnicom Group, Inc.    1,700                                          141
     = Readers Digest Association, Inc.    30,000                            510
 o=(9) Time Warner, Inc.    98,350                                         1,653
     = Tribune Co.    17,800                                                 687
     = Westwood One, Inc.    7,200                                           132
                                                                     -----------
                                                                           5,655


                                                         See financial notes. 33

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       NON-DURABLES & ENTERTAINMENT 0.2%
       -------------------------------------------------------------------------
    o= Electronic Arts, Inc.    4,300                                        230

       PHARMACEUTICALS & BIOTECHNOLOGY 2.9%
       -------------------------------------------------------------------------
    o= Endo Pharmaceutical Holdings, Inc.
       7,300                                                                 145
     * GlaxoSmithKline PLC    9,500                                          480
     = Perrigo Co.    11,000                                                 201
     = Pfizer, Inc.    17,700                                                481
    =* Roche Holdings Ltd.    1,900                                          115
    =* Teva Pharmaceutical Industries Ltd.
       20,700                                                                647
    o= Watson Pharmaceuticals, Inc.    19,400                                582
     = Wyeth    27,000                                                     1,213
                                                                     -----------
                                                                           3,864
       PRODUCER GOODS & MANUFACTURING 0.3%
       -------------------------------------------------------------------------
     = Parker Hannifin Corp.    6,900                                        414

       REAL ESTATE 1.0%
       -------------------------------------------------------------------------
     = Archstone Communities Trust    3,200                                  115
     = Equity One, Inc.    5,900                                             124
     = Health Care Property Investors, Inc.
       4,500                                                                 115
     = Home Properties of New York, Inc.    5,500                            230
     = Plum Creek Timber Co., Inc.    4,000                                  138
     = Rayonier, Inc.    5,575                                               280
     = The Macerich Co.    3,710                                             224
     = Trizec Properties, Inc.    8,760                                      175
                                                                     -----------
                                                                           1,401
       RETAILING 3.0%
       -------------------------------------------------------------------------
    o= Advance Auto Parts, Inc.    2,900                                     155
    o= Ann Taylor Stores Corp.    3,900                                       95
    o= Big Lots, Inc.    8,000                                                81
     = Genuine Parts Co.    2,700                                            116
    o= IAC InterActiveCorp.    7,600                                         165
     = May Department Stores Co.    11,200                                   393
    o= Office Depot, Inc.    39,100                                          766
    o= Saks, Inc.    8,600                                                   147
    o= Sears Holdings Corp.    6,725                                         909
     = Talbots, Inc.    5,400                                                138
     = Target Corp.    10,000                                                464
    o= Toys `R' Us, Inc.    22,900                                           581
                                                                     -----------
                                                                           4,010
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
       -------------------------------------------------------------------------
    o= Advanced Micro Devices, Inc.    82,600                              1,175
    o= Applied Materials, Inc.    32,900                                     489
    o= Fairchild Semiconductor International, Inc.
       3,600                                                                  48
    o= Integrated Device Technology, Inc.    6,200                            66
     = Intersil Holding Corp., Class A    35,900                             627
     = Microchip Technology, Inc.    14,600                                  416
    o= Micron Technology, Inc.    31,200                                     303
    o= Teradyne, Inc.    23,300                                              257
    o= Zoran Corp.    11,400                                                 121
                                                                     -----------
                                                                           3,502
       SOFTWARE & SERVICES 2.8%
       -------------------------------------------------------------------------
     = Adobe Systems, Inc.    8,900                                          529
    o= Check Point Software Technologies Ltd.
       5,600                                                                 117
     = Electronic Data Systems Corp.    23,000                               445
    o= Google, Inc.    2,300                                                 506
    o= Mercury Interactive Corp.    11,500                                   475
     = Microsoft Corp.    29,700                                             752
    o= Siebel Systems, Inc.    12,600                                        113
    o= Sungard Data Systems, Inc.    5,700                                   190
    o= Sybase, Inc.    5,000                                                  95
    o= Synopsys, Inc.    7,500                                               123
    o= Veritas Software Corp.    19,600                                      404
    o= Verity, Inc.    6,300                                                  52
                                                                     -----------
                                                                           3,801
       TECHNOLOGY HARDWARE & EQUIPMENT 4.1%
       -------------------------------------------------------------------------
    o= Avaya, Inc.     16,500                                                143
    o= Avocent Corp.     6,100                                               153
    o= Corning, Inc.     30,100                                              414
    o= EMC Corp.     38,400                                                  504
    o= Flextronics International Ltd.    6,100                                68
    o= Foundry Networks, Inc.    14,600                                      123
     = Hewlett Packard Co.    68,200                                       1,396
     = International Business Machines Corp.
       9,400                                                                 718
    o= Juniper Networks, Inc.    21,700                                      490


34 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     = Motorola, Inc.    39,800                                              610
     = Qualcomm, Inc.    11,900                                              415
    o= Solectron Corp.    80,500                                             266
    o= Vishay Intertechnology, Inc.    11,600                                124
    o= Xerox Corp.    9,800                                                  130
                                                                     -----------
                                                                           5,554
       TELECOMMUNICATION SERVICES 1.2%
       -------------------------------------------------------------------------
     = Alltel Corp.    3,300                                                 188
     = Century Telephone Enterprises, Inc.
       8,500                                                                 261
    o= IDT Corp.    8,135                                                    109
    o= Qwest Communication International, Inc.
       291,500                                                               997
    o= Wireless Facilities, Inc.    17,400                                    92
                                                                     -----------
                                                                           1,647
       TRANSPORTATION 2.4%
       -------------------------------------------------------------------------
     = CNF, Inc.    24,900                                                 1,064
     = CSX Corp.    34,800                                                 1,397
    o= Kansas City Southern Industries, Inc.
       8,400                                                                 159
    o= Laidlaw International, Inc.    16,900                                 378
     = Werner Enterprises, Inc.    10,100                                    188
                                                                     -----------
                                                                           3,186
       UTILITIES 0.7%
       -------------------------------------------------------------------------
     = American Electric Power Co., Inc.    22,200                           782
     = Oneok, Inc.    3,900                                                  112
                                                                     -----------
                                                                             894


       SECURITY                                        FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
       U.S. GOVERNMENT SECURITIES 15.7% of net assets

       U.S. Treasury Bond
     =   9.13%, 05/15/18                                       100           147
         8.13%, 08/15/19                                       500           691
         6.88%, 08/15/25                                       250           324
 =~(6)   6.00%, 02/15/26                                     2,400         2,841
     =   6.63%, 02/15/27                                     1,000         1,274
         5.50%, 08/15/28                                       100           113

       U.S. Treasury Inflation-Protected
       Security
         2.38%, 01/15/25                                       100           111

       U.S. Treasury Note
     ~   3.75%, 03/31/07                                       300           301
         3.13%, 04/15/09                                       300           292
  ~(7)   4.00%, 06/15/09                                     2,000         2,013
  =(2)   3.63%, 07/15/09                                     6,900         6,844
  =(3)   3.38%, 09/15/09                                     4,800         4,710
         6.50%, 02/15/10                                       400           445
     ~   4.00%, 04/15/10                                       500           502
     =   1.63%, 01/15/15                                       300           302

       U.S. Treasury Stripped Bond
         0.00%, 11/15/16                                       300           180
                                                                     -----------
                                                                          21,090
       FOREIGN GOVERNMENT SECURITIES
       1.2% of net assets

     ~ Bundes Republic of Deutschland
       Series 97
         6.50%, 07/04/27                                      500            892

       France Government Bond
         4.00%, 04/25/49                                      100            130

     ~ UK Treasury Gilt
         4.75%, 09/07/15                                      300            585
                                                                     -----------
                                                                           1,607
       CORPORATE BONDS 2.5% of net assets

       FIXED-RATE OBLIGATIONS 1.9%
       -------------------------------------------------------------------------
       Centerpoint Energy
       Series B
         8.13%, 07/15/05                                      100            101

       DaimlerChrysler NA Holding
         3.20%, 03/07/07                                      400            396

     = El Paso Corp.
         7.80%, 08/01/31                                      100             91

       Federal Republic of Brazil
         4.31%, 04/15/09                                      235            232
         11.00%, 08/17/40                                     800            908

       Series EI
         4.25%, 04/15/06                                       32             32

       General Motors Corp.
         8.38%, 07/15/33                                      100             76

     = Republic of Panama
         9.38%, 01/16/23                                      250            295

     = SBC Communications, Inc., 144A
         4.21%, 06/01/21                                      400            400
                                                                     -----------
                                                                           2,531


                                                         See financial notes. 35

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued


       SECURITY                                        FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
       VARIABLE-RATE OBLIGATIONS 0.6%
       -------------------------------------------------------------------------
     = General Motors Acceptance Corp.
         4.75%, 05/19/05                                       500           500

       HSBC Bank USA
         2.59%, 06/21/05                                       250           251

       PG&E Corp.
         3.82%, 07/03/05                                        25            25

       TXU Energy Co, L.L.C. 144A
         3.42%, 07/14/05                                        50            50
                                                                     -----------
                                                                             826
       MUNICIPAL BONDS 1.3% of net assets

       REVENUE BONDS 1.3%
       -------------------------------------------------------------------------
     = Golden State, California Securitization Corp.
       Revenue Bond, Series 2003-A-1
         6.25%, 06/01/33                                       250           258

    =+ Massachusetts State Water Resource
       Authority
       General Revenue Bond, Series 2002J
         5.00%, 08/01/32                                       250           260

     = Tobacco Settlement Financing Corp. of
       Rhode Island
       Revenue Bond, Series 2002A
         6.25%, 06/01/42                                       500           504

    =+ Triborough, New York Bridge & Tunnel
       Authority
       Revenue Bond, Series 2002B
         5.00%, 11/15/32                                       750           780
                                                                     -----------
                                                                           1,802
       AGENCY MORTGAGE-BACKED SECURITIES
       10.9% of net assets

       COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
       -------------------------------------------------------------------------
       Fannie Mae
       Series 2003-3 Class PA
         4.50%, 08/25/09                                        61            61

       U.S. GOVERNMENT AGENCY MORTGAGES 10.8%
       -------------------------------------------------------------------------
       Fannie Mae
  ~(5)   4.50%, 05/12/35                                     3,000         2,897
  =(1)   5.50%, 05/12/35                                     7,400         7,472
         4.46%, 09/01/31                                        32            33
       Pool# 535846
         6.00%, 04/01/16                                        40            42
       Pool# 555454
         6.00%, 03/01/18                                        28            29
       Pool# 732153
         4.50%, 07/01/33                                       145           140
       Pool# 733910
         4.50%, 08/01/33                                       212           206

  ~(4) Fannie Mae TBA
         5.00%, 05/12/35                                     3,500         3,466

       Freddie Mac
       Pool# C90580
         6.00%, 09/01/22                                       247           254
                                                                     -----------
                                                                          14,539
       NON-AGENCY MORTGAGE-BACKED SECURITIES
       1.1% of net assets

       FIXED-RATE OBLIGATIONS 0.2%
       -------------------------------------------------------------------------
     = Bank of America Mortgage
       Securities
       Series 2004-2 Class 5A1
         6.50%, 10/25/19                                       152           157

     = Residential Funding Mortgage
       Security I
       Series-S9 Class A1
         6.50%, 03/25/32                                        81            82
                                                                     -----------
                                                                             239
       VARIABLE-RATE OBLIGATIONS 0.9%
       -------------------------------------------------------------------------
       Bear Stearns Adjustable Rate
       Mortgage Trust
       Series 2002-11 Class 1A1
         5.64%, 05/01/05                                        95            97
       Series 2002-5 Class 6A
         5.93%, 05/01/05                                        38            38
       Series 2002-9 Class 2A
         5.27%, 05/01/05                                        67            67
       Series 2005-4 Class 23A2
         5.45%, 05/01/05                                       200           203

       Quest Trust, 144A
       Series 2004-X2 Class A1
         3.21%, 05/25/05                                       107           107

       Structured Asset Securities Corp.
       Series 2002-13 Class 2A1
         3.15%, 05/25/05                                       108           108

     = Washington Mutual
       Series 2003-R1 Class A1
         2.92%, 05/25/05                                       673           671
                                                                     -----------
                                                                           1,291


36 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       PREFERRED STOCK 0.0% of net assets

       Fannie Mae Preferred    221                                            12


       SECURITY                                        FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
       SHORT-TERM INVESTMENTS 14.2% of net assets

       U.S. GOVERNMENT SECURITIES 3.1%
       -------------------------------------------------------------------------
       Fannie Mae
     =   2.98%, 07/20/05                                     1,100         1,093
     =   2.99%, 07/20/05                                     1,100         1,093
         3.01%, 07/27/05                                       200           199

       Freddie Mac
         2.96%, 07/19/05                                       200           199
     =   3.00%, 07/26/05                                     1,100         1,093

       U.S. Treasury Bills
     =   2.69%, 06/02/05                                        40            40
     =   2.73%, 06/16/05                                        40            40
     =   2.74%, 06/16/05                                       210           209
     =   2.73%, 06/17/05                                       175           174
                                                                     -----------
                                                                           4,140
       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 11.1%
       -------------------------------------------------------------------------
       AB Spintab
         2.75%, 06/03/05                                       200           199

       Barclays U.S. Funding Corp.
     =   2.93%, 06/14/05                                     1,100         1,096
         2.95%, 06/16/05                                       100           100

       Carolina Light & Power Co.
         3.67%, 10/11/05                                       200           197

     = CBA (Delaware) Finance, Inc.
         2.86%, 06/06/05                                     1,100         1,097

       Comcast Corp.
         3.25%, 06/13/05                                       250           249

       Danske Corp.
         2.98%, 06/30/05                                       100            99
     =   3.01%, 07/07/05                                     1,100         1,094

     = Dexia Delaware, L.L.C.
         2.81%, 05/23/05                                       400           399

       DnB NOR Bank ASA
     =   2.75%, 06/10/05                                       900           897
         2.98%, 07/14/05                                       300           298

     = Ford Motor Credit Co.
         3.97%, 03/21/07                                       400           389

       Foreningssparbanken AB
       (Swedbank)
         2.80%, 05/24/05                                       700           699
         2.98%, 06/29/05                                       300           298

     = Fortis Funding, L.L.C.
         2.64%, 05/20/05                                       800           799

       General Electric Capital Corp.
     =   2.84%, 06/01/05                                     1,100         1,097
         2.97%, 06/20/05                                       100           100

       HBOS Treasury Services PLC
         2.82%, 05/23/05                                       400           399
     =   2.95%, 06/16/05                                       800           797

       ING (U.S.) Funding, L.L.C.
     =   2.94%, 06/16/05                                     1,100         1,096
         2.96%, 06/21/05                                       100           100

       Rabobank USA Finance Corp.
         2.72%, 06/01/05                                       200           199
     =   2.95%, 06/21/05                                     1,000           996

     = Svenska Handelsbanken, Inc.
         3.05%, 07/20/05                                     1,100         1,093

       UBS Finance, Inc.
         2.81%, 05/06/05                                       700           700
     =   2.87%, 05/13/05                                       500           500
                                                                     -----------
                                                                          14,987
       SECURITY AND NUMBER OF SHARES

       OTHER INVESTMENTS 4.2% of net assets
       -------------------------------------------------------------------------
       OTHER INVESTMENT COMPANIES 4.2%
     = Provident Institutional Funds--
       TempCash    853,744                                                   854

     = Provident Institutional Funds--
       TempFund    4,830,298                                               4,830
                                                                     -----------
                                                                           5,684


                                                         See financial notes. 37

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
       SECURITY DESCRIPTION                            CONTRACTS     ($ x 1,000)
       OPTIONS 0.0% of net assets

       CALL OPTIONS 0.0%
       -------------------------------------------------------------------------
       U.S. Treasury Note Futures, Strike
       Price 114, Expires 05/20/05                            53               3

       PUT OPTIONS 0.0%
       -------------------------------------------------------------------------
       90 Day Euro Dollar Futures, Strike
       Price 92.50, Expires 03/13/06                          35              -- *

       90 Day Euro Dollar Futures, Strike
       Price 93.75, Expires 09/19/05                          37              -- *

       90 Day Euro Dollar Futures, Strike
       Price 93.75, Expires 12/19/05                          50              -- *
                                                                     -----------
                                                                              -- *

END OF INVESTMENTS.


*Amounts stated as "--" are less than $1.


38 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND


       SECURITY                                        FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
       SHORT SALES 5.9% of net assets

       U.S. GOVERNMENT SECURITIES 5.9%
       -------------------------------------------------------------------------
       U.S Treasury Note
     ~   6.00%,                                                400           434
     ~   3.63%,                                              3,200         3,113
     ~   3.88%,                                              2,800         2,763
     ~   4.00%,                                              1,100         1,099
     ~   4.38%,                                                500           508
                                                                     -----------
                                                                           7,917

                                                       NUMBER OF
       SECURITY DESCRIPTION                            CONTRACTS
       OPTIONS WRITTEN 0.0% of net assets

       CALL OPTIONS 0.0%
       -------------------------------------------------------------------------
       3 Month LIBOR, Strike Price
       4.00, Expires 10/31/05                                 70               2

       U.S. Treasury Note Futures,
       Strike Price 112, Expires
       05/20/05                                                1               1

       U.S. Treasury Note Futures,
       Strike Price 115, Expires
       05/20/05                                               21               1
                                                                     -----------
                                                                               4

                                                       NUMBER OF        VALUE
       SECURITY DESCRIPTION                            CONTRACTS     ($ x 1,000)
       PUT OPTIONS 0.0%
       -------------------------------------------------------------------------
       3 Month LIBOR, Strike Price
       7.00, Expires 10/31/05                                 70              -- *

       U.S. Treasury Bond Futures,
       Strike Price 108, Expires
       05/20/05                                                9              -- *

       U.S. Treasury Note Futures,
       Strike Price 107, Expires
       05/20/05                                                1              -- *

       U.S. Treasury Note Futures,
       Strike Price 108, Expires
       05/20/05                                                2              -- *

       U.S. Treasury Note Futures,
       Strike Price 109, Expires
       05/20/05                                               21               1

       U.S. Treasury Note Futures,
       Strike Price 110, Expires
       05/20/05                                                8               1
                                                                     -----------
                                                                               2

END OF SHORT SALES AND OPTIONS WRITTEN.

*Amounts stated as "--" are less than $1.


                                                         See financial notes. 39

LAUDUS BALANCED MARKETMASTERS FUND

In addition to the above, the fund held the following at 4/30/05. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                Notional            Unrealized
INTEREST RATE SWAPS                              Amount           Gains/(Losses)
BRITISH POUNDS

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/15/08,
Barclays Bank                                      2,800                     73

EUROPEAN EURO

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/04,
UBS AG                                             2,300                   (297)

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 06/18/34,
JP Morgan Chase                                      300                     37

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 6.00%, expires 03/15/32,
JP Morgan Chase                                      500                     41

U.S. DOLLARS

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/15/07,
Goldman Sachs                                      1,000                      1

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/15/10,
Lehman Brothers, Inc.                                400                     (1)

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/15/10,
Goldman Sachs                                      5,300                     (9)

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 5.00%, expires 06/15/15,
JP Morgan Chase                                    1,000                    (10)

Receive variable rate payments of
3 month LIBOR, Pay fixed rate
payments of 6.00%, expires 12/15/24,
UBS AG                                               200                     (5)

CREDIT DEFAULT SWAPS

U.S. DOLLARS

Eli Lilly & Co. Rate 0.16%,
expires 12/20/08, Barclays Bank PLC                  100                     --*

Johnson & Johnson, Inc. Rate 0.11%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

*Amounts stated as "--" are less than $1.


40 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS (continued)

                                                Notional            Unrealized
                                                 Amount           Gains/(Losses)
Eaton Corp. Rate 0.28%,
expires 12/20/08, Citibank N.A.                      100                     --*

Whirlpool Corp. Rate 0.29%,
expires 12/20/08, Lehman Brothers, Inc.              100                      1

Home Depot, Inc. Rate 0.12%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

Fedex Corp. Rate 0.29%,
expires 12/20/08, Citibank N.A.                      100                     --*

Allstate Corp. Rate 0.26%,
expires 12/20/08, Morgan Stanley                     100                     (1)

Wal-mart Stores, Inc. Rate 0.14%,
Expires 12/20/08, Citibank N.A.                      200                     --*

Ingersoll-Rand Co. Ltd. Rate 0.32%,
expires 12/20/08, Merrill Lynch                      100                     --*

Emerson Electric Co. Rate 0.21%,
expires 12/20/08, Morgan Stanley                     100                     --*

Autozone, Inc. Rate 0.35%,
expires 12/20/08, UBS AG                             200                      2

Radioshack Corp. Rate 0.35%,
expires 12/20/08, Lehman Brothers, Inc.              100                      1

Masco Corp. Rate 0.30%,
expires 12/20/08, Lehman Brothers, Inc.              100                     --*

People's Republic of China Rate 0.40%,
expires 06/20/09, Lehman Brothers, Inc.              200                     (1)
                                                                  --------------
                                                                           (168)

FUTURES CONTRACTS

                                 Number of        Contract          Unrealized
                                 Contracts         Value          Gains/(Losses)
S&P 500 Index, Long
expires 03/17/05

90 Day Eurodollar, Long
expires 03/13/06                        20           4,797                  (10)

90 Day Eurodollar, Long
expires 09/19/05                        11           2,647                  (10)

90 Day Eurodollar, Long
expires 12/19/05                        94          22,575                  (28)

10 Year, Short
U.S. Treasury Note,
expires 06/21/05                        56           6,240                  (82)

*Amounts stated as "--" are less than $1.


                                                         See financial notes. 41

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS (continued)

                                 Number of        Contract          Unrealized
                                 Contracts         Value          Gains/(Losses)
30 Year, Short
U.S. Treasury Bond,
expires 06/21/05                         9           1,034                  (28)

90 Day Libor, Long
expires 12/21/05                        10           2,272                   (2)

UK Gilt, Long
expires 06/28/05                         2             426                    8

                                                                           (152)

FORWARD FOREIGN CURRENCY CONTRACTS

                                              Amount of                               Amount of
                     Currency to             Currency to        Currency to          Currency to          Unrealized
Expiration Date      be Received             be Received        be Delivered         be Delivered       Gains/(Losses)
05/10/05             U.S. Dollars                    120        European Euro                  93                  --*
05/16/05             Chilean Pesos                11,119        U.S. Dollars                   20                  --*
05/23/05             Brazilian Real                   27        U.S. Dollars                   10                   1
05/23/05             Peruvian New Sol                 35        U.S. Dollars                   11                  --*
05/23/05             Polish Zloty                     33        U.S. Dollars                   11                  (1)
05/23/05             Russian Ruble                   257        U.S. Dollars                    9                  --*
05/24/05             Singapore Dollars                16        U.S. Dollars                   10                  --*
05/24/05             Taiwanese Dollars               300        U.S. Dollars                   10                  --*
05/25/05             U.S. Dollars                    718        European Euro                 548                  11
05/27/05             Mexican Pesos                   178        U.S. Dollars                   16                  --*
05/27/05             Slovakian Koruna                330        U.S. Dollars                   11                  (1)
06/09/05             British Pounds                   17        U.S. Dollars                   32                  --*
06/09/05             U.S. Dollars                    132        British Pounds                 69                  --*
06/13/05             Brazilian Real                   27        U.S. Dollars                   10                   1
06/13/05             Chilean Pesos                 5,454        U.S. Dollars                    9                  --*
06/13/05             Japanese Yen                112,200        U.S. Dollars                1,041                  34
06/14/05             Peruvian New Sol                 63        U.S. Dollars                   19                  --*
06/21/05             Indian Rupee                  1,360        U.S. Dollars                   31                  --*
06/21/05             Singapore Dollars                16        U.S. Dollars                   10                  --*
06/21/05             South Korean Won             10,700        U.S. Dollars                   11                  --*
06/21/05             Tiawanese Dollars               299        U.S. Dollars                   10                  --*
06/22/05             Russian Ruble                   275        U.S. Dollars                   10                  --*
06/23/05             Mexican Pesos                   101        U.S. Dollars                    9                  --*
06/23/05             Polish Zloty                     33        U.S. Dollars                   11                  (1)

*Amounts stated as "--" are less than $1.


42 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

                                              Amount of                               Amount of
                     Currency to             Currency to        Currency to          Currency to          Unrealized
Expiration Date      be Received             be Received        be Delivered         be Delivered       Gains/(Losses)
06/23/05             Slovakian Koruna                602        U.S. Dollars                   21                  (1)
07/20/05             Brazilian Real                   27        U.S. Dollars                   10                  --*
07/26/05             Singapore Dollars                28        U.S. Dollars                   17                  --*
07/27/05             South Korean Won             34,676        U.S. Dollars                   29                  --*
08/02/05             Chilean Pesos                 1,895        U.S. Dollars                    3                  --*
                                                                                                        --------------
                                                                                                                   43

*Amounts stated as "--" are less than $1.


                                                         See financial notes. 43

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $156,175 a
Foreign currency                                                             91 b
Receivables:
  Fund shares sold                                                           96
  Dividends                                                                  56
  Interest                                                                  360
  Due from brokers for futures                                                2
  Investments sold                                                        8,847
  Investments sold short                                                  7,886
  Unrealized gains on forward foreign currency contracts                     47
Prepaid expenses                                                    +        26
                                                                    ------------
TOTAL ASSETS                                                            173,586

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                           7,917 c
Options written, at value                                                     6 d
Swap agreements, at fair value                                              391 e
Payables:
  Fund shares redeemed                                                      145
  Investments bought                                                     30,278
  Due to brokers for futures                                                 10
  Interest on short sales                                                   120
  Investment adviser and administrator fees                                   7
  Transfer agency and shareholder service fees                                3
  Withholding taxes on foreign dividends                                      1
  Unrealized losses on forward foreign currency contracts                     4
Accrued expenses                                                    +        56
                                                                    ------------
TOTAL LIABILITIES                                                        38,938

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            173,586
TOTAL LIABILITIES                                                   -    38,938
                                                                    ------------
NET ASSETS                                                             $134,648

NET ASSETS BY SOURCE
Capital received from investors                                         129,800
Net investment income not yet distributed                                   242
Net realized capital gains                                                1,654 f
Net unrealized capital gains                                              2,952 f

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                   SHARES
SHARE CLASS            NET ASSETS       /     OUTSTANDING        =          NAV
Investor Shares          $130,484                  10,618                $12.29
Select Shares              $4,164                     339                $12.30

  All numbers x 1,000 except number of written option contracts.

a The fund paid $152,832 for these securities.

  Includes certain restricted but deemed liquid 144A and section 4(2) securities worth $557 or 0.4% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                     $104,739
    Sales/maturities              $108,425

  The fund's long-term government security transactions were:

    Purchases                     $120,800
    Sales/maturities              $108,187

b The fund paid $86 for this currency.

c The proceeds for securities sold short is $7,767.

d     OPTIONS         NUMBER      PREMIUMS
      WRITTEN      OF CONTRACTS   RECEIVED
  ---------------  ------------   --------
  Beginning of
    period                  982       $219
  Options written            84         27
  Options closed           (373)       (78)
  Options expired          (490)      (127)
  Options
    exercised      +         --         --
                   ------------------------
  End of period             203        $41

e The fund received $223 to enter into these swap agreements.

f These derive from investments, short sales, options, foreign currency transactions, futures and swap agreements.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                    $153,174

  NET UNREALIZED GAINS AND LOSSES:
  Gains                               $7,511
  Losses                        +     (4,510)
                                -------------
                                      $3,001
  AS OF OCTOBER 31, 2004:
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $516
  Long-term capital gains                $--

  CAPITAL LOSSES UTILIZED             $8,576

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:             Loss amount:
    2009                                $405
    2010                        +      9,116
                                -------------
                                      $9,521
--------------------------------------------------------------------------------


44 See financial notes.

LAUDUS BALANCED MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $773 a
Interest                                                              +     675
                                                                      ---------
TOTAL INVESTMENT INCOME                                                   1,448

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        11,507
Net realized gains on short sales                                           107
Net realized gains on foreign currency transactions                           6
Net realized gains on option contracts                                       64
Net realized gains on futures contracts                                     369
Net realized gains on swap agreements                                 +     215
                                                                      ---------
NET REALIZED GAINS                                                       12,268

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (6,842)
Net unrealized losses on short sales                                        (66)
Net unrealized gains on foreign currency transactions                       137
Net unrealized gains on option contracts                                     27
Net unrealized losses on futures contracts                                 (373)
Net unrealized losses on swap agreements                              +    (299)
                                                                      ---------
NET UNREALIZED LOSSES                                                    (7,416)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   564 b
Transfer agent and shareholder service fees:
  Investor shares                                                           167 c
  Select shares                                                               3 c
Trustees' fees                                                                3 d
Custodian and portfolio accounting fees                                     101
Professional fees                                                            20
Registration fees                                                            18
Shareholder reports                                                          12
Other expenses                                                        +       4
                                                                      ---------
Total expenses                                                              892
Expense reduction                                                     -     142 e
                                                                      ---------
NET EXPENSES                                                                750

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,448
NET EXPENSES                                                          -     750
                                                                      ---------
NET INVESTMENT INCOME                                                       698
NET REALIZED GAINS                                                       12,268 f
NET UNREALIZED LOSSES                                                 +  (7,416) f
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,550

  Unless stated, all numbers x 1,000.

a Net of $2 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 0.775% of the first
  $500 million, 0.75% of the next $500 million, and 0.725% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 0.85% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $141 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Investor Shares                            1.10%
  Select Shares                              0.95%

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $4,852.


                                                         See financial notes. 45

LAUDUS BALANCED MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report period. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                      11/1/04-4/30/05          11/1/03-10/31/04
Net investment income                            $698                      $852
Net realized gains                             12,268                     8,042
Net unrealized gains or losses        +        (7,416)                      782
                                      ------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                 5,550                     9,676

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                  $947                    $1,360
Select Shares                         +            21                        --
                                      ------------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME       $968                    $1,360 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05          11/1/03-10/31/04
                                SHARES         VALUE     SHARES           VALUE
SHARES SOLD
Investor Shares                    848       $10,515      3,519         $40,718
Select Shares                +     261         3,220        169           1,957
                             ---------------------------------------------------
TOTAL SHARES SOLD                1,109       $13,735      3,688         $42,675
SHARES REINVESTED
Investor Shares                     76          $947        112          $1,274
Select Shares                +       2            21         --              --
                             ---------------------------------------------------
TOTAL SHARES REINVESTED             78          $968        112          $1,274
SHARES REDEEMED
Investor Shares                 (1,291)     ($16,006)    (2,489)       ($28,746)
Select Shares                +     (62)         (762)       (31)           (361)
                             ---------------------------------------------------
TOTAL SHARES REDEEMED           (1,353)     ($16,768)    (2,520)       ($29,107) c

NET TRANSACTIONS IN
FUND SHARES                       (166)      ($2,065)     1,280         $14,842

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05          11/1/03-10/31/04
                                SHARES    NET ASSETS     SHARES      NET ASSETS
Beginning of period             11,123      $132,131      9,843        $108,973
Total increase or decrease   +    (166)        2,517      1,280          23,158 d
                             ---------------------------------------------------
END OF PERIOD                   10,957      $134,648     11,123        $132,131 e

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income               $1,360
  Long-term capital gains          $--

b The fund started offering Select Shares on June 3, 2004.

c For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $242 and $512 at the end of the current period and prior period, respectively.


46 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                             11/1/04-    11/1/03-   11/1/02-    11/1/01-     11/1/00-   11/1/99-
INVESTOR SHARES                                              4/30/05*    10/31/04   10/31/03    10/31/02     10/31/01   10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         12.18        11.08      7.18        8.73        12.27      11.04
                                                             -----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                                (0.07)       (0.14)    (0.09)       0.04         0.41       0.39
  Net realized and unrealized gains or losses                  (0.05) 1      1.24      3.99       (1.54)       (2.68)      1.30
                                                             -----------------------------------------------------------------------
  Total income or loss from investment operations              (0.12)        1.10      3.90       (1.50)       (2.27)      1.69
Less distributions:
  Dividends from net investment income                            --           --     (0.00) 2    (0.03)       (0.55)     (0.46)
  Distributions from net realized gains                           --           --        --       (0.02)       (0.72)        --
                                                             -----------------------------------------------------------------------
  Total distributions                                             --           --        --       (0.05)       (1.27)     (0.46)
                                                             -----------------------------------------------------------------------
Net asset value at end of period                               12.06        12.18     11.08        7.18         8.73      12.27
                                                             -----------------------------------------------------------------------
Total return (%)                                               (0.99) 3      9.93     54.32      (17.34)      (19.99)     15.17

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                        1.55 4       1.55      1.55        0.93 5,6     0.50 5     0.51 5,7
  Gross operating expenses                                      1.74 4       1.77      1.80        1.31 5       0.91 5     0.92 5
  Net investment income or loss                                (1.04) 4     (1.08)    (0.98)       0.06         4.17       2.86
Portfolio turnover rate                                           28 3        140        94         324          172        128
Net assets, end of period ($ x 1,000,000)                        111          129       115          81          111        162

* Unaudited.

1 The per share amount does not correspond with the aggregate realized/unrealized gains in Statement of Operations due to the large fund share transactions at the time of market depreciation.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

6 The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.

7 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 47

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                              11/1/04-    6/9/04 1-
SELECT SHARES                                                 4/30/05*    10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         12.19        12.11
                                                             -----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                          (0.04)       (0.03)
  Net realized and unrealized gains or losses                  (0.07) 2      0.11
                                                             -----------------------------------------------------------------------
  Total income from investment operations                      (0.11)        0.08
                                                             -----------------------------------------------------------------------
Net asset value at end of period                               12.08        12.19
                                                             -----------------------------------------------------------------------
Total return (%)                                               (0.90) 3      0.66 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                        1.37 4       1.37 4
  Gross operating expenses                                      1.68 4       1.79 4
  Net investment loss                                          (0.87) 4     (0.91) 4
Portfolio turnover rate                                           28 3        140 3
Net assets, end of period ($ x 1,000,000)                          1         0.32

* Unaudited.

1 Commencement of operations.

2 The per share amount does not correspond with the aggregate realized/unrealized gains in Statement of Operations due to the large fund share transactions at the time of market depreciation.

3 Not annualized.

4 Annualized.


48 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited.

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding
 o  Non-income producing security

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 93.8%  COMMON STOCK                                    98,867           105,073

  0.1%  SHORT-TERM INVESTMENTS                              70                70

  3.1%  OTHER INVESTMENTS                                3,508             3,508
--------------------------------------------------------------------------------
 97.0%  TOTAL INVESTMENTS                              102,445           108,651

  3.0%  OTHER ASSETS AND
        LIABILITIES                                                        3,337
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 111,988

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 93.8% of net assets

       BANKS 0.8%
       -------------------------------------------------------------------------
       North Fork Bancorp, Inc.     14,150                                   398
       Peoples Bank     2,000                                                 83
       Peoples Heritage Financial Group, Inc.
       6,459                                                                 199
       Zions Bancorp.     3,100                                              217
                                                                     -----------
                                                                             897
       BUSINESS MACHINES & SOFTWARE 0.0%
       -------------------------------------------------------------------------
     o Lexmark International, Inc., Class A     500                           35

       CAPITAL GOODS 9.4%
       -------------------------------------------------------------------------
     o Alliant Techsystems, Inc.     5,500                                   381
       Baldor Electric Co.     30,900                                        769
     o BE Aerospace, Inc.     48,300                                         586
  (10) Bucyrus International, Inc.     30,050                              1,170
       C & D Technologies, Inc.     51,800                                   364
       Dover Corp.     6,000                                                 218
     o EMCOR Group, Inc.     5,250                                           235
     o Freightcar America Inc     5,800                                      113
     o General Cable Corp.     40,350                                        490
     o Global Power Equipment Group, Inc.
       71,900                                                                652
       Grainger, Inc.     5,500                                              304
     o Infrasource Services, Inc.     24,300                                 244
   (1) Joy Global, Inc.     49,950                                         1,692
       Pall Corp.     21,400                                                 574
       SPX Corp.     4,500                                                   174
       Teleflex, Inc.     9,760                                              522
       The Manitowoc Co., Inc.     29,130                                  1,165
     o URS Corp.     15,975                                                  491
       York International Corp.     8,200                                    321
                                                                     -----------
                                                                          10,465
       COMMERCIAL SERVICES & SUPPLIES 6.5%
       -------------------------------------------------------------------------
       Administaff Inc     34,100                                            466
       Bowne & Co., Inc.     32,200                                          419
     o DeVry, Inc.     18,800                                                429
     o Education Management Corp.     18,650                                 522
       Knoll, Inc.     15,550                                                253
     o Mobile Mini, Inc.     7,450                                           261
  o(2) Portfolio Recovery Associates, Inc.
       40,700                                                              1,463
     o Resources Connection, Inc.     49,700                                 950
   (4) Steelcase, Inc., Class A     109,200                                1,435
     o TRC Cos., Inc.     39,180                                             542
     o Watson Wyatt & Co. Holdings     18,680                                493
                                                                     -----------
                                                                           7,233
       CONSUMER DURABLES & APPAREL 8.2%
       -------------------------------------------------------------------------
   (9) Beazer Homes USA, Inc.     27,050                                   1,233
     o Deckers Outdoor Corp.     2,825                                        59
       Jones Apparel Group, Inc.     10,685                                  325
       La-Z-Boy Chair Co.     19,690                                         233


                                                         See financial notes. 49

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Leggett & Platt, Inc.     8,850                                       239
       MDC Holdings, Inc.     14,848                                         971
     o Meritage Corp.     18,100                                           1,146
       OshKosh B'Gosh, Inc.     11,900                                       314
       Standard Pacific Corp.     11,100                                     795
   (3) The Ryland Group, Inc.     23,400                                   1,437
     o Timberland Co., Class A     6,650                                     459
     o Toll Brothers, Inc.     13,900                                      1,054
     o WCI Communities, Inc.     31,300                                      877
                                                                     -----------
                                                                           9,142
       CONSUMER SERVICES 2.8%
       -------------------------------------------------------------------------
     o California Pizza Kitchen, Inc.     25,510                             582
       Darden Restaurants, Inc.     10,600                                   318
     o O' Charleys, Inc.     26,460                                          528
     o Six Flags, Inc.     128,631                                           502
     o Texas Roadhouse, Inc. Class A     19,650                              511
     o Vail Resorts, Inc.     27,420                                         709
                                                                     -----------
                                                                           3,150
       DIVERSIFIED FINANCIALS 2.9%
       -------------------------------------------------------------------------
       Jefferies Group, Inc.     19,325                                      700
     o Knight Trading Group, Inc.     47,780                                 403
       Mellon Financial Corp.     8,100                                      224
     o Optionsxpress Holding, Inc.     16,100                                210
     o Piper Jaffray Cos., Inc.     4,400                                    122
       Raymond James Financial, Inc.     20,590                              555
       The Chicago Mercantile Exchange     5,300                           1,036
                                                                     -----------
                                                                           3,250
       ENERGY 5.3%
       -------------------------------------------------------------------------
     o Cooper Cameron Corp.     4,400                                        242
       ENSCO International, Inc.     5,800                                   189
     o Global Industry Ltd.     117,800                                    1,136
       Helmerich & Payne, Inc.     16,700                                    642
     o Oceaneering International, Inc.     21,100                            692
     o Offshore Logistics, Inc.     21,050                                   610
     o Tetra Technologies, Inc.     21,550                                   582
   (6) Tidewater, Inc.     40,040                                          1,380
     o Whiting Petroleum Corp.     16,710                                    506
                                                                     -----------
                                                                           5,979
       FOOD & STAPLES RETAILING 0.5%
       -------------------------------------------------------------------------
     o Performance Food Group Co.     21,600                                 581

       FOOD BEVERAGE & TOBACCO 1.3%
       -------------------------------------------------------------------------
       American Italian Pasta Co. Class A
       18,200                                                                431
     o Cott Corp.     6,050                                                  135
     o Hain Celestial Group, Inc.     37,110                                 659
       MGP Ingredients, Inc.     25,625                                      225
                                                                     -----------
                                                                           1,450
       HEALTH CARE EQUIPMENT & SERVICES 9.1%
       -------------------------------------------------------------------------
     o Amerigroup Corp.     23,500                                           825
       Analogic Corp.     13,610                                             568
     o Arthrocare Corp.     38,500                                         1,131
       Beckman Coulter, Inc.     4,800                                       320
     o Cardiodynamics International Corp.
       88,400                                                                187
     o Centene Corp.     35,650                                              993
     o Cholestech Corp.     40,625                                           418
     o Eclipsys Corp.     36,100                                             488
     o Edwards Lifesciences Corp.       9,600                                423
     o Emageon Inc.     14,475                                               228
     o Health Net, Inc.     6,500                                            221
       Hillenbrand Industries, Inc.     6,100                                337
       Hooper Holmes, Inc.     71,350                                        261
     o Intuitive Surgical, Inc.     1,400                                     60
       PerkinElmer, Inc.     3,270                                            61
     o Pharmaceutical Product Developement,
       Inc.     20,295                                                       921
     o Priority Healthcare Corp., Class B
       32,900                                                                749
     o Rita Medical Systems Inc.     39,600                                  120
     o Synovis Life Technologies Inc.     28,300                             247
     o Theragenics Corp.     58,800                                          206
     o Thermo Electron Corp.     11,700                                      292
     o Thoratec Corp.     62,300                                             807
     o Varian, Inc.     10,600                                               352
                                                                     -----------
                                                                          10,215
       HEALTHCARE / DRUGS & MEDICINE 0.8%
       -------------------------------------------------------------------------
     o First Horizon Pharmaceutical Corp.
       9,300                                                                 168
     o Lifepoint Hospitals, Inc.     12,300                                  547
       Valeant Pharmaceuticals International
       10,545                                                                219
                                                                     -----------
                                                                             934


50 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HOUSEHOLD & PERSONAL PRODUCTS 0.4%
       -------------------------------------------------------------------------
     o NBTY, Inc.     22,600                                                 482

       INSURANCE 1.1%
       -------------------------------------------------------------------------
       Arthur J. Gallagher & Co.     8,000                                   223
       Assurant, Inc.     14,090                                             466
       Hilb, Rogal & Hobbs Co.     7,800                                     273
       Old Republic International Corp.     11,400                           269
                                                                     -----------
                                                                           1,231
       MATERIALS 9.1%
       -------------------------------------------------------------------------
     o AK Steel Holding Corp.     96,700                                     701
       Allegheny Technologies, Inc.     30,100                               674
     o Alpha Natural Resources, Inc.     25,100                              581
   (5) Arch Coal, Inc.     31,500                                          1,397
       Commercial Metals Co.     36,050                                      920
       Foundation Coal Holdings, Inc.     24,200                             565
       Gibraltar Industries, Inc.     17,750                                 373
       Martin Marietta Materials, Inc.     11,680                            642
       Olin Corp.     31,800                                                 564
     o RTI International Metals, Inc.     28,850                             649
       Schnitzer Steel Industries, Inc., Class A
       38,300                                                                943
       Sensient Technologies Corp.     26,430                                529
       Silgan Holdings, Inc.     7,650                                       468
       Steel Dynamics, Inc.     25,500                                       693
       Texas Industries, Inc.     1,575                                       73
     o Wheeling-Pittsburgh Corp.     16,350                                  392
                                                                     -----------
                                                                          10,164
       MEDIA 2.0%
       -------------------------------------------------------------------------
     o Cox Radio, Inc.     6,900                                             108
     o Emmis Communications Corp.     24,530                                 379
     o Entercom Communications Corp.     3,450                               111
     o Interpublic Group of Cos., Inc.     22,790                            293
     o Radio One, Inc., Class D     40,480                                   529
     o Univision Communications, Inc.     3,900                              103
     o Valassis Communications, Inc.     16,570                              584
       Westwood One, Inc.     6,600                                          121
                                                                     -----------
                                                                           2,228
       PHARMACEUTICALS & BIOTECHNOLOGY 3.9%
       -------------------------------------------------------------------------
     o Andrx Corp.     24,440                                                487
     o Barr Pharmaceuticals, Inc.     2,300                                  119
     o Charles River Laboratories, Inc.     7,100                            336
     o Enzon, Inc.     44,700                                                346
     o Eyetech Pharmaceuticals, Inc.     11,100                              255
     o Human Genome Sciences, Inc.     33,250                                344
     o Impax Laboratories, Inc.     33,240                                   541
     o Ivax Corp.     39,737                                                 751
     o Par Pharmaceutical Cos., Inc.     20,780                              624
       Perrigo Co.     31,280                                                573
                                                                     -----------
                                                                           4,376
       PRODUCER GOODS & MANUFACTURING 0.3%
       -------------------------------------------------------------------------
     o The Shaw Group, Inc.     16,300                                       294

       REAL ESTATE 1.7%
       -------------------------------------------------------------------------
     o FelCor Lodging Trust, Inc.     28,270                                 346
       Innkeepers USA Trust     33,110                                       439
       Post Properties, Inc.     17,530                                      571
       Washington Real Estate Investment Trust
       17,530                                                                523
                                                                     -----------
                                                                           1,879
       RETAILING 4.3%
       -------------------------------------------------------------------------
     o 99 Cents Only Stores     38,190                                       423
     o Ann Taylor Stores Corp.     14,200                                    348
     o Coldwater Creek, Inc.     54,500                                      911
       Federated Department Stores, Inc.     1,900                           109
       Fred's, Inc.     30,340                                               438
     o Genesco, Inc.     31,775                                              818
     o Netflix, Inc.     25,420                                              294
       Officemax, Inc.     9,690                                             315
       Pier 1 Imports, Inc.     15,770                                       229
       Talbots, Inc.     13,300                                              340
       The TJX Max Cos., Inc.     9,200                                      208
       Tiffany & Co.     13,900                                              419
                                                                     -----------
                                                                           4,852
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B     291,100                              343
     o Brooks Automation, Inc.     17,000                                    219
     o Cymer, Inc.     19,500                                                483


                                                         See financial notes. 51

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Cypress Semiconductor Corp.     25,600                                307
     o Freescale Semiconductor, Inc. Class B
       12,500                                                                236
       Intersil Holding Corp., Class A     12,200                            213
       National Semiconductor Corp.     20,960                               400
     o Novellus Systems, Inc.     16,600                                     389
     o OmniVision Technologies, Inc.     16,470                              230
     o Sigmatel, Inc.     27,600                                             723
     o Teradyne, Inc.     27,300                                             301
     o Trident Microsystems, Inc.     21,550                                 367
     o Ultratech, Inc.     50,305                                            801
                                                                     -----------
                                                                           5,012
       SOFTWARE & SERVICES 12.1%
       -------------------------------------------------------------------------
     o Agile Software Corp.     78,400                                       515
     o Aspen Technology, Inc.     128,000                                    576
  o(8) Ciber, Inc.     161,640                                             1,258
     o Corillian Corp.     36,100                                            111
     o Digital River, Inc.     32,900                                        875
     o Doubleclick, Inc.     74,340                                          598
       Global Payments, Inc.     9,900                                       641
     o Hyperion Solutions Corp.     17,800                                   724
     o Indus International, Inc.     156,600                                 340
     o Informatica Corp.     114,930                                         888
     o InFoSpace, Inc.     15,400                                            477
     o Internet Security Systems, Inc.     30,400                            591
     o Keane, Inc.     37,000                                                440
     o Lionbridge Technologies, Inc.     46,200                              196
  o(7) ManTech International Corp. Class A
       56,010                                                              1,347
       Maximus, Inc.     16,710                                              513
     o Micromuse     72,300                                                  374
     o Raindance Communications, Inc.
       164,100                                                               361
       Reynolds & Reynolds Co., Class A     7,805                            206
     o Seebeyond Technology Corp.     88,500                                 237
     o Serena Software, Inc.     35,500                                      676
     o Tibco Software, Inc. 46,670                                           333
     o Tier Technologies, Inc.     35,100                                    259
     o Unisys Corp.     25,700                                               167
     o Webmethods, Inc.     42,800                                           200
     o Websense, Inc.     13,000                                             690
                                                                     -----------
                                                                          13,593
       TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
       -------------------------------------------------------------------------
     o 3Com Corp.     154,640                                                487
     o Andrew Corp.     65,660                                               806
     o Anixter International, Inc.     5,150                                 190
     o Arrow Electronics, Inc.     9,450                                     230
     o Brocade Communications Systems, Inc.
       108,500                                                               473
     o Celestica, Inc.     20,820                                            239
       Cognex Corp.     13,290                                               290
     o F5 Networks, Inc.     5,000                                           214
     o Faro Technologies, Inc.     17,200                                    462
     o IXIA Communications     25,250                                        404
     o Powerwave Technologies, Inc.     150,200                            1,085
     o Synaptics, Inc.     24,200                                            439
     o Viisage Technology, Inc.     87,690                                   264
     o Vishay Intertechnology, Inc.     35,800                               383
                                                                     -----------
                                                                           5,966
       TRANSPORTATION 1.5%
       -------------------------------------------------------------------------
     o AirTran Holdings, Inc.     96,300                                     799
     o Hub Group, Inc., Class A     10,850                                   597
       Southwest Airlines, Inc.     18,100                                   269
                                                                     -----------
                                                                           1,665

       SECURITY                                       FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ x 1,000)    ($ x 1,000)
       SHORT-TERM INVESTMENTS 0.1% of net assets

       U.S. GOVERNMENT SECURITIES 0.1%
       -------------------------------------------------------------------------
       U.S. Treasury Bill
         2.71%, 06/16/05                                       70             70

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       OTHER INVESTMENTS 3.1% of net assets

       OTHER INVESTMENT COMPANIES 3.1%
       -------------------------------------------------------------------------
       Provident Institutional Funds--
       TempFund     3,508,641                                              3,508

END OF INVESTMENTS.


52 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $108,651 a
Receivables:
  Fund shares sold                                                            8
  Dividends                                                                  19
  Investments sold                                                        4,835
Prepaid expenses                                                    +        25
                                                                    ------------
TOTAL ASSETS                                                            113,538

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                       90
  Investments bought                                                      1,377
  Investment adviser and administrator fees                                  10
  Transfer agency and shareholder service fees                                2
Accrued expenses                                                    +        71
                                                                    ------------
TOTAL LIABILITIES                                                         1,550

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            113,538
TOTAL LIABILITIES                                                   -     1,550
                                                                    ------------
NET ASSETS                                                             $111,988

NET ASSETS BY SOURCE
Capital received from investors                                         101,447
Distributions in excess of net investment income                           (644)
Net realized capital gains                                                4,979 b
Net unrealized capital gains                                              6,206 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                    SHARES
SHARE CLASS           NET ASSETS       /       OUTSTANDING       =          NAV

Investor Shares         $111,016                     9,208               $12.06
Select Shares               $972                        80               $12.08

  Unless stated, all numbers x 1,000.

a The fund paid $102,445 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                      $34,697
    Sales/maturities               $74,822

b These derive from investments and futures.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                    $103,281

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $14,708
  Losses                        +     (9,338)
                                ------------
                                      $5,370
  AS OF OCTOBER 31, 2004:
  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                       $--
  Long-term capital gains               $--

  CAPITAL LOSSES UTILIZED            $21,374

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:             Loss amount:
    2010                                $808


                                                         See financial notes. 53

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $330

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         6,141
Net realized gains on futures contracts                                +      8
                                                                       ---------
NET REALIZED GAINS                                                        6,149

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (5,490)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   811 a
Transfer agent and shareholder service fees:
  Investor shares                                                           160 b
  Select shares                                                               1 b
Trustees' fees                                                                3 c
Custodian and portfolio accounting fees                                      70
Professional fees                                                            22
Registration fees                                                            16
Shareholder reports                                                          33
Other expenses                                                         +      4
                                                                       ---------
Total expenses                                                            1,120
Expense reduction                                                      -    121 d
                                                                       ---------
NET EXPENSES                                                                999

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     330
NET EXPENSES                                                           -    999
                                                                       ---------
NET INVESTMENT LOSS                                                        (669)
NET REALIZED GAINS                                                        6,149 e
NET UNREALIZED LOSSES                                                  + (5,490) e
                                                                       ---------
DECREASE IN NET ASSETS FROM OPERATIONS                                     ($10)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 1.17% of the first
  $500 million, 1.13% of the next $500 million and 1.07% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.30% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $120 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                    1.55%
  Select Shares                      1.37%

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $659.


54 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report period. All numbers x 1,000 except footnote. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                       11/1/04-4/30/05         11/1/03-10/31/04
Net investment loss                              ($669)                 ($1,436)
Net realized gains                               6,149                   21,842
Net unrealized losses                  +        (5,490)                  (9,695)
                                       -----------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                    (10)                  10,711

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05          11/1/03-10/31/04
                                SHARES         VALUE     SHARES           VALUE
SHARES SOLD
Investor Shares                    267        $3,472      3,329         $40,268
Select Shares                +      59           782         28             329
                             ---------------------------------------------------
TOTAL SHARES SOLD                  326        $4,254      3,357         $40,597
SHARES REDEEMED
Investor Shares                 (1,669)     ($21,726)    (3,099)       ($36,800)
Select Shares                +      (5)          (69)        (2)            (16)
                             ---------------------------------------------------
TOTAL SHARES REDEEMED           (1,674)      $21,795     (3,101)       ($36,816) b

NET TRANSACTIONS IN
FUND SHARES                     (1,348)     ($17,541)       256          $3,781

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05          11/1/03-10/31/04
                                SHARES    NET ASSETS     SHARES      NET ASSETS
Beginning of period             10,636      $129,539     10,380        $115,047
Total increase or decrease   +  (1,348)      (17,551)       256          14,492 c
                             ---------------------------------------------------
END OF PERIOD                    9,288      $111,988     10,636        $129,539 d

  Unless stated, all numbers x 1,000.

a The fund started offering Select shares on June 9, 2004.

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes accumulated net investment loss in the amount of $644 and distributable net investment income of $25 at the end of the current and prior period, respectively.


                                                         See financial notes. 55

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-   11/1/03-   11/1/02-    11/1/01-     11/1/00-   11/1/99-
INVESTOR SHARES                                                4/30/05*   10/31/04   10/31/03    10/31/02     10/31/01   10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.58      11.95       8.74       10.80        15.53      14.84
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.01       0.02       0.03        0.10         0.73       0.53
  Net realized and unrealized gains or losses                     1.46       1.65       3.18       (1.43)       (3.90)      2.49
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 1.47       1.67       3.21       (1.33)       (3.17)      3.02
Less distributions:
  Dividends from net investment income                           (0.02)     (0.04)     (0.00) 1    (0.07)       (0.77)     (0.49)
  Distributions from net realized gains                             --         --         --       (0.66)       (0.79)     (1.84)
                                                                --------------------------------------------------------------------
  Total distributions                                            (0.02)     (0.04)        --       (0.73)       (1.56)     (2.33)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 15.03      13.58      11.95        8.74        10.80      15.53
                                                                --------------------------------------------------------------------
Total return (%)                                                 10.76 2    13.98      36.74      (13.65)      (22.41)     18.61

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                          1.65 3     1.65       1.65        0.99 4,5     0.50 5     0.51 5,6
  Gross operating expenses                                        1.80 3     1.89       1.92        1.32 5       0.88 5     0.90 5
  Net investment income                                           0.16 3     0.15       0.33        0.60         5.13       1.94
Portfolio turnover rate                                             30 2       69         99         158           51         80
Net assets, end of period ($ x 1,000,000)                          664        552        302         206          215        278

* Unaudited.

1 The per share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

5 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

6 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.


56 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                             11/1/04-   4/2/04 1-
SELECT SHARES                                                4/30/05*   10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                         13.61      13.64
                                                             -----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                         0.04       0.02
  Net realized and unrealized losses                            1.45      (0.05)
                                                             -----------------------------------------------------------------------
  Total income or loss from investment operations               1.49      (0.03)
                                                             -----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.05)        --
                                                             -----------------------------------------------------------------------
Net asset value at end of period                               15.05      13.61
                                                             -----------------------------------------------------------------------
Total return (%)                                               10.93 2    (0.22) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                        1.47 3     1.47 3
  Gross operating expenses                                      1.74 3     1.86 3
  Net investment income                                         0.54 3     0.37 3
Portfolio turnover rate                                           30 2       69 2
Net assets, end of period ($ x 1,000,000)                        170         81

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 57

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited.

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 = All or a portion of this security is held as collateral for future contract, short sale and delayed-delivery security



                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 95.7%    FOREIGN COMMON
          STOCK                                          669,018         797,915

  0.1%    SHORT-TERM
          INVESTMENTS                                        997             997

  4.0%    OTHER INVESTMENTS                               33,327          33,327
--------------------------------------------------------------------------------
 99.8%    TOTAL INVESTMENTS                              703,342         832,239

  0.2%    OTHER ASSETS AND
          LIABILITIES                                                      1,324
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                               833,563

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       FOREIGN COMMON STOCK 95.7% of net assets

       AUSTRALIA 2.7%
       -------------------------------------------------------------------------
       Australia and New Zealand Banking
       Group Ltd.  394,000                                                 6,651
       BHP Billiton Ltd.  241,200                                          3,051
       Billabong International Ltd.  135,400                               1,214
       Macarthur Coal Ltd.  263,224                                        1,359
       Macquarie Bank Ltd.  55,300                                         1,982
       Perpetual Trustees Australia Ltd.  23,100                             933
       Publishing & Broadcasting Ltd.  21,456                                240
     o Raiffeisen International Bank Holdings
       17,000                                                                878
       SFE Corp.  242,332                                                  1,730
       Sigma Co. Ltd.  140,600                                               893
       Toll Holdings Ltd.  155,100                                         1,541
       Wesfarmers Ltd.  86,600                                             2,439
                                                                     -----------
                                                                          22,911
       AUSTRIA 0.5%
       -------------------------------------------------------------------------
       Andritz AG  18,907                                                  1,589
       Erste Bank der Oesterreichischen
       Sparkassen AG  45,560                                               2,217
       Palfinger AG  5,650                                                   303
                                                                     -----------
                                                                           4,109
       BAHAMAS 0.2%
       -------------------------------------------------------------------------
     o Steiner Leisure Ltd.  58,773                                        1,761

       BELGIUM 0.5%
       -------------------------------------------------------------------------
       Colruyt NV  6,650                                                   1,008
       EVS Broadcast Equipment SA  2,899                                     364
       Interbrew SA  56,866                                                1,821
     o Option N.V.  27,995                                                   848
                                                                     -----------
                                                                           4,041
       BRAZIL 0.6%
       -------------------------------------------------------------------------
     * Banco Bradesco SA  300                                                  9
       Banco Itau SA Preferred  11,250                                     1,921
       Companhia de Concessoes Rodoviaria
       13,500                                                                282
     * Gol Linhas Aereas International  22,400                               635
     o Natura Cosmeticos SA  29,500                                          882
    o* Telesp Celular Participacoes SA  183,258                              968
                                                                     -----------
                                                                           4,697
       CANADA 2.8%
       -------------------------------------------------------------------------
     o Alimentation Couche-Tard, Inc.  53,100                                711
       Canadian National Railway Co.  44,200                               2,545
       CHC Helicopter Corp.  22,665                                          470
       Corus Entertainment, Inc.  39,300                                     952


58 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)

       Encana Corp.   29,800                                               1,912
     o Extendicare, Inc., Class A   80,614                                 1,078
       Four Seasons Hotel, Inc., Ltd.   22,300                             1,422
       Home Capital Group, Inc., Class B
       35,560                                                                991
       Manulife Financial Corp.   87,900                                   4,039
    o* Nortel Networks Corp.   255,200                                       635
       Peyto Energy Trust   46,083                                         1,807
     o Precision Drilling Corp.   17,600                                   1,273
     o Research in Motion Ltd.   29,300                                    1,892
     o RONA, Inc.   36,600                                                   705
       Rothmans, Inc.   91,688                                             1,827
     o Shoppers Drug Mart Corp.   31,100                                     971
                                                                     -----------
                                                                          23,230
       CHILE 0.4%
       -------------------------------------------------------------------------
     * Banco Santander Chile SA   29,900                                     938
    o* Cencosud SA,144A   43,900                                           1,031
     * LanChile SA   28,800                                                1,017
                                                                     -----------
                                                                           2,986
       DENMARK 0.4%
       -------------------------------------------------------------------------
     o Genmab A/S   2,000                                                     39
       Kobenhavns Lufthavne   4,396                                          985
       Novo Nordisk A/S   20,800                                           1,055
     o TopDanmark Development A/S   22,157                                 1,579
                                                                     -----------
                                                                           3,658
       EGYPT 0.1%
       -------------------------------------------------------------------------
       Orascom Construction Industries
       42,605                                                                938

       FINLAND 0.8%
       -------------------------------------------------------------------------
       Metso Oyj   171,100                                                 3,103
       Nokian Renkaat Oyj   187,890                                        3,153
                                                                     -----------
                                                                           6,256
       FRANCE 9.4%
       -------------------------------------------------------------------------
       Air Liquide SA   1,633                                                293
     o Alten   35,356                                                        824
       April Group   35,238                                                1,075
     o AXAlto Holding N.V.   106,030                                       3,066
       Banque National de Paris   82,000                                   5,429
       Carrefour SA   30,093                                               1,466
       Essilor International SA   27,200                                   1,948
     o France Telecom SA   60,600                                          1,787
       Hermes International   10,200                                       1,951
     o JC Decaux SA   181,010                                              4,800
       Klepierre   6,800                                                     655
       L'Oreal   82,000                                                    5,911
       Lvmh Moet Hennessy Louis Vutton SA
       7,000                                                                 496
       M6 Metropole Television   16,411                                      426
     o Michelin (C.G.D.E.), Class B   18,500                               1,126
       Neopost SA   69,100                                                 5,810
     o Nexity Co.   66,705                                                 2,558
     o Orpea   25,217                                                      1,042
     o PagesJaunes SA   57,513                                             1,376
       Pernod-Ricard   18,375                                              2,794
       Publicis Groupe SA   282,400                                        8,107
   (4) Sanofi-Aventis   126,060                                           11,199
     o Silicon-On-Insulator Technologies
       123,790                                                             1,324
       Spir Communication   6,024                                          1,216
       SR Teleperformance   67,818                                         1,911
       Technip SA   6,150                                                  1,048
       Total SA, Class B   5,000                                           1,115
       Trader Classified Media N.V.   43,858                                 568
     o Vinci SA   11,400                                                   1,719
     o Vivendi Universal SA   166,300                                      4,992
                                                                     -----------
                                                                          78,032
       GERMANY 7.6%
       -------------------------------------------------------------------------
       Allianz AG   10,795                                                 1,306
       AWD Holding AG   17,600                                               701
   (5) Bayerische Motoren-Werke AG
       247,000                                                            10,490
       Bayerische Vereinsbank AG   78,926                                  1,886
       Bijou Brigitte Modische Accessoires AG
       8,512                                                               1,504
       Celesio AG   25,120                                                 2,006
     o Commerzbank AG   78,700                                             1,728
     o Continental AG   28,900                                             2,141
       Deutsche Boerse AG   102,500                                        7,740
     o Deutsche Euroshop AG   14,715                                         797
       DIS Deutscher Industrie Service AG
       25,095                                                              1,041
       EON AG   46,400                                                     3,948
       Funkwerk AG   23,140                                                  938
       GFK AG   15,460                                                       627


                                                         See financial notes. 59

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Hannover Rueckversicherung AG  96,000                               3,608
       Henkel KGaA   90,000                                                7,360
       Hugo Boss AG Preferred  18,235                                        522
       Krones AG   6,922                                                     782
       Merck KGAA   6,400                                                    489
     o Pfleiderer AG   41,648                                                654
       ProSiebenSat.1 Media AG Preferred
       92,046                                                              1,578
       Rational AG   6,956                                                   791
       SAP AG   25,500                                                     4,036
     o SBS Broadcasting SA   42,875                                        1,977
       Software AG   31,546                                                1,080
       Stada Arzneimittel AG   23,000                                        723
     o Techem AG   37,057                                                  1,533
       Vivacon AG   21,275                                                   421
       Wincor Nixdorf AG   12,798                                          1,045
                                                                       ---------
                                                                          63,452
       GREECE 0.9%
       -------------------------------------------------------------------------
       Coca-Cola Hellenic Bottling Co. SA
       43,000                                                              1,166
       EFG Eurobanck Ergasias   39,700                                     1,205
       Fourlis SA   57,160                                                   489
       Hellenic Exchanges SA    150,891                                    1,693
       Intralot SA Integrated Lottery  52,108                              1,553
       National Bank of Greece SA   51,230                                 1,727
                                                                       ---------
                                                                           7,833
       HONG KONG 2.9%
       -------------------------------------------------------------------------
       Cheung Kong Holdings Ltd.  111,600                                  1,055
       China Insurance International Holdings
       Co., Ltd.   156,000                                                   305
       China Insurance International Holdings
       Co., Ltd.   1,230,900                                                 462
       China Mobile Ltd.   1,082,300                                       3,795
       China Travel International Investment Ltd.
       2,478,000                                                             724
       Citic Pacific Ltd.   233,800                                          703
       CNOOC Ltd.   4,753,900                                              2,557
       Cosco Pacific Ltd.   114,000                                          247
       Esprit Holdings Ltd.   206,500                                      1,538
     o Foxconn International Holdings
       1,410,000                                                             846
       Giordano International Ltd.   1,436,000                               998
       Hang Lung Proerties Ltd.   320,000                                    492
       HSBC Holdings PLC       91,200                                      1,463
       Lifestyle International Holdings Ltd.
       266,500                                                               418
     o Pacific Basin Shipping Ltd.    2,120,000                              939
       Singamas Container Holdings Ltd.
       910,000                                                               843
       Sinopec Beijing Yanhua Petrochemical
       Co., Ltd.   4,220,000                                               2,040
       Sung Hung Kai Properties   126,900                                  1,215
       Techtronic Industries Co., Ltd.    1,419,000                        3,156
                                                                       ---------
                                                                          23,796
       HUNGARY 0.1%
       -------------------------------------------------------------------------
       Otp Bank Rt.   35,500                                               1,095

       INDIA 0.8%
       -------------------------------------------------------------------------
       Associated Cement Cos., Ltd.   116,800                                965
     o Bharat Forge   513                                                      3
       Bharat Forge Ltd.   26,225                                            782
     o Bharti Televentures Ltd.   190,700                                    906
       HDFC Bank Ltd.   81,500                                             1,006
       Housing Development Finance Corp., Ltd.
       75,200                                                              1,266
     o Infosys Technologies Ltd.  30,000                                   1,300
       Mahindra & Mahindra Ltd.  61,200                                      623
                                                                       ---------
                                                                           6,851
       INDONESIA 0.1%
       -------------------------------------------------------------------------
       PT Bank Danamon Indonesia Tbk
       1,040,000                                                             507
     o PT Bank Rakyat Indonesia    2,295,500                                 643
                                                                       ---------
                                                                           1,150
       IRELAND 1.8%
       -------------------------------------------------------------------------
       Anglo Irish Bank Corp. PLC   148,600                                1,721
   (9) Bank of Ireland     613,000                                         9,346
       Grafton Group PLC - UTS   77,900                                      886
       Kingspan Group PLC   68,700                                           770
     o Paddy Power PLC   51,951                                              910
     o United Drug PLC   302,347                                           1,337
                                                                       ---------
                                                                          14,970


60 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       ISRAEL 0.1%
       -------------------------------------------------------------------------
    o* Orbotech Ltd. 25,000                                                  508

       ITALY 2.8%
       -------------------------------------------------------------------------
       Amplifon SPA  8,617                                                   567
       Assicurazioni Generali    65,860                                    2,031
       Banca Intesabci SPA    155,014                                        743
       Banco Popolare di Verona e Novara Scrl
       259,400                                                             4,792
       Credito Emiliano SPA   73,900                                         850
       Eni SPA   62,400                                                    1,574
       Hera SPA   287,000                                                    807
       Marzotto SPA   47,93                                                  988
       Mediobanca SPA   14,200                                               234
       Pirelli & C. Real Estate SPA   11,600                                 642
       Recordati SPA   238,510                                             1,669
       Saipem SPA   164,226                                                2,064
       San Paolo IMI SPA   135,000                                         2,006
       Unicredito Italiano SPA   724,000                                   4,066
                                                                       ---------
                                                                          23,033
       JAPAN 15.5%
       -------------------------------------------------------------------------
       Aeon Credit Service Co., Ltd.   16,600                              1,096
       Aeon Mall Co., Ltd   26,400                                           998
       Amano Corp.   107,000                                               1,172
       Arbeit-Times Co., Ltd.   60,327                                       761
       Arealink Co., Ltd.   358                                            1,459
     o Arnest One Corp.   23,100                                             586
       Askul Corp.   11,600                                                  645
       Canon, Inc.   90,100                                                4,683
     o Chiyoda Corp.   103,000                                             1,154
       Credit Saison Co., Ltd.   94,900                                    3,233
       Daiwa Securities Group, Inc.   176,000                              1,113
       East Japan Railway Co.   182                                          946
       en-Japan, Inc.   612                                                2,500
       Hitachi Koki Co., Ltd.   175,000                                    1,632
   (6) Honda Motor Co., Ltd.   217,400                                    10,456
       Honeys Co., Ltd.   7,400                                              264
       Hoya Corp.   23,200                                                 2,421
       ITO EN Ltd.   12,300                                                  603
     o J-Oil Mills, Inc.   310,000                                         1,252
       Japan Tobacco, Inc.   79                                            1,017
     o Jupiter Telecommunications Co., Ltd.
       1,511                                                               1,203
       Kao Corp.   71,000                                                  1,642
     o Kennedy-Wilson Japan   902                                          2,430
       Keyence Corp.   11,300                                              2,491
       Meitec Corp.   120,000                                              3,969
       Mitsubishi Corp. 101,800                                            1,394
       Mizuho Financial Group, Inc.   519                                  2,435
       Musashino Bank Ltd.   7,700                                           325
       Nakanishi, Inc.   7,400                                               702
     o Neomax Co. Ltd.   26,600                                              634
       Nidec Corp.   15,700                                                1,842
       Nikko Cordial Corp.   219,750                                       1,024
       Nishimatsuya Chain Co. Ltd.   8,700                                   223
       NTT DoCoMo, Inc.   2,500                                            3,869
       Nitori Co. Ltd.   11,180                                              753
       NIWS Co. Ltd.   453                                                   707
     o Niws Co., Ltd.-W I   758                                            1,142
       Nomura Holdings, Inc.   51,000                                        648
       Olympus Optical Co., Ltd.   143,000                                 2,888
       Orix Corp.   40,500                                                 5,495
       Park24 Co., Ltd.   38,500                                             767
       Point, Inc.   64,640                                                2,471
       Promise Co., Ltd.   24,886                                          1,605
       Rohm Co., Ltd.   53,000                                             4,981
     o Roland DG Corp.   13,300                                              335
     o Roland DG Corp.,- W I   20,500                                        504
     o Ryohin Keikaku Co. Ltd.   13,500                                      679
     o Sega Sammy Holdings, Inc.   56,824                                  3,327
       Sharp Corp.   272,900                                               4,248
       Shinsei Bank Ltd.   204,000                                         1,105
       SMC Corp.   22,400                                                  2,352
       Sparx Asset Management Co. Ltd.   102                                 217
     o Sparx Asset Management Co., Ltd.-W I
       102                                                                   238
       Sumitomo Metal Industries, Ltd.   118,300                             209
       Sumitomo Trust and Banking Co., Ltd.
       398,700                                                             2,485
       Sundrug Co., Ltd.   15,200                                            573
       Sysmex Corp.   50,000                                               2,771
     o Take and Give Needs Co., Ltd.   591                                   640
   (7) Takeda Chemical Industries Ltd.
       200,500                                                             9,751


                                                         See financial notes. 61

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Toagosei Chemical Ltd.   490,000                                    1,836
     o Toho Tenax Co., Ltd.   268,000                                        968
       Tokyo Broadcasting System, Inc.   29,600                              562
       Tokyu Corp.   189,100                                                 915
       Toyo Tire & Rubber Co., Ltd.   320,000                              1,146
       Trend Micro, Inc.   33,500                                          1,210
       Uni-Charm Corp.   99,000                                            4,422
       Urban Corp.   80,100                                                2,605
       USS Co., Ltd.   9,230                                                 732
       Yamada Denki Co., Ltd.   23,800                                     1,137
       Yodogawa Steel Works Ltd.   131,000                                   814
                                                                       ---------
                                                                         129,412
       MALAYSIA 0.1%
       -------------------------------------------------------------------------
     o Airasia BHD   1,376,700                                               587

       MEXICO 1.6%
       -------------------------------------------------------------------------
       America Mobil SA de CV    780,700                                   1,939
     o Consorcio ARA SA de CV   155,700                                      479
       Corporacion Geo SA, Series B   416,800                                866
     * Grupo Aeroportuario del Sureste SA de CV
       21,000                                                                621
     * Grupo Televisa SA de CV   104,700                                   5,882
     o Urbi Desarrollos Urbanos SA de CV
       169,000                                                               823
       Walmart de Mexico, Series V   820,800                               3,035
                                                                       ---------
                                                                          13,645
       NETHERLANDS 4.6%
       -------------------------------------------------------------------------
       Aalberts Industries N.V.   31,883                                   1,520
       AKZO Nobel N.V.   177,000                                           7,281
       AM NV 125,100                                                       1,352
     o ASM Lithography Holding N.V.   136,082                              1,975
     o ASML Holding N.V.   24,000                                            348
       Euronext N.V.   236,000                                             7,801
       Fortis N.V.   163,920                                               4,560
       Heijmans N.V.   41,950                                              1,650
       Heineken Holding N.V.   200,000                                     5,741
       ING Groep NV   56,570                                               1,564
       Koninklijke Ten Cate NV   8,850                                       783
     o Stork N.V.   78,865                                                 2,904
       United Services Group NV   41,396                                   1,268
                                                                       ---------
                                                                          38,747
       NORWAY 1.9%
       -------------------------------------------------------------------------
       Acta Holdings ASA   981,760                                         1,772
       Ekornes ASA   33,121                                                  657
     o Fred Olsen Energy ASA   115,291                                     2,196
     o NextGenTel Holding ASA   40,404                                       217
     o Petroleum Geo Services ASA   17,476                                 1,060
     o SIEM Offshore   117,119                                               756
       Statoil ASA   116,300                                               2,047
     o Stolt Offshores SA   264,460                                        1,955
     o Tandberg Television ASA   149,719                                   1,535
       Telenor ASA   142,400                                               1,192
     o TGS Nopec Geophysical Co. ASA
       84,211                                                              2,283
                                                                       ---------
                                                                          15,670
       PORTUGAL 0.2%
       -------------------------------------------------------------------------
       Banco Comercial Portugues, SA
       445,523                                                             1,202
     o Impresa Sociedade Gestora de
       Participacoes SA   122,614                                            872
                                                                       ---------
                                                                           2,074
       RUSSIA 0.5%
       -------------------------------------------------------------------------
     * Lukoil Holding Co.   65,600                                         2,234
     * Mobile Telesystems   23,600                                           793
     * OAO Gazprom SP   2,457                                                 80
    o* Sibneft SP   51,975                                                   806
                                                                       ---------
                                                                           3,913
       SINGAPORE 2.0%
       -------------------------------------------------------------------------
       Capitaland Ltd.   983,000                                           1,535
       Cosco Investments   3,815,520                                       4,079
       DBS Group Holdings Ltd.   116,750                                   1,022
       Hyflux Ltd.   633,000                                               1,317
       Jaya Holdings Ltd.   1,763,000                                      1,130
       Keppel Corp., Ltd.   33,600                                           221
       Osim International Ltd.   400,600                                     278
     o Singapore Airlines Ltd.   130,800                                     898
       Singapore Telecommunications Ltd.
       905,407                                                             1,417
       United Overseas Bank Ltd.   482,000                                 4,218
     o Yellow Pages (Singapore) Ltd.   674,000                               693
                                                                       ---------
                                                                          16,808


62 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       SOUTH AFRICA  0.5%
       -------------------------------------------------------------------------
       Edgars Consolidated Stores Ltd.  20,800                               862
       Ellerine Holdings Ltd.  49,856                                        394
       Investec Ltd.  38,711                                               1,118
       MTN Group Ltd.   141,500                                            1,007
     o The Spar Group Ltd.-W I  104,847                                      414
                                                                       ---------
                                                                           3,795
       SOUTH KOREA 2.8%
       -------------------------------------------------------------------------
       Hana Bank    35,510                                                   896
     o Kookmin Bank   207,260                                              8,798
       Samsung Electronics Co. Ltd. Preferred
       6,100                                                               2,790
       Shinhan Financial Group Co. Ltd.
       36,900                                                                963
   (8) SK Telecom Co. Ltd.   58,300                                        9,654
                                                                       ---------
                                                                          23,101
       SPAIN 2.0%
       -------------------------------------------------------------------------
       Banco Bilbao Vizcaya Argentaria SA
       97,623                                                              1,517
       Banco Santander Central Hispano SA
       95,400                                                              1,115
       Cortefiel SA   154,195                                              2,834
       Grupo Ferrovial SA   17,800                                         1,017
     o Inditex SA   102,300                                                3,046
       Prisa-Promotora de Informaciones SA
       96,085                                                              1,838
       Prosegur Compania de Seguridad SA
       71,220                                                              1,569
       Telefonica SA   113,053                                             1,928
       Tubacex SA   343,938                                                1,181
       Uralita SA   70,906                                                   381
                                                                       ---------
                                                                          16,426
       SWEDEN 1.7%
       -------------------------------------------------------------------------
       Clas Ohlson AB Class B   25,000                                       488
     o Elekta Ab-B   70,869                                                2,491
     o Ericsson Telefonab LM AB, Class B
       824,000                                                             2,444
    o* Ericsson Telefonab LM SP   55,300                                   1,628
       HIQ International AB   133,808                                        552
       JM AB   59,544                                                      1,994
       Lindex AB   41,612                                                  1,819
     o Scania AB   48,000                                                  1,866
       Securitas Ab-B   8,800                                                142
     o Telelogic AB   227,812                                                453
       Unibet Group PLC   3,400                                              375
                                                                       ---------
                                                                          14,252
       SWITZERLAND 9.6%
       -------------------------------------------------------------------------
     o Actelion Ltd.   7,020                                                 752
       Clariant AG   127,709                                               2,013
     o Credit Suisse Group   201,664                                       8,521
     o Georg Fischer AG   3,775                                            1,104
       Givaudan AG   7,150                                                 4,522
       Julius Baer Holdings Ltd.   15,565                                  1,007
     o Leica Geosystems AG   4,140                                         1,193
       Lonza Group AG   117,000                                            7,069
   (1) Nestle SA   52,359                                                 13,834
       Nobel Biocare Holding AG   4,800                                    1,032
  (10) Novartis AG   191,000                                               9,334
       Phonak Holding AG   20,900                                            732
     o Roche Holding AG Genusschein                                        8,425
       69,358
       Swatch Group AG   53,500                                            6,902
     o Syngenta AG   49,600                                                5,159
       United Bank of Switzerland AG   107,725                             8,649
                                                                       ---------
                                                                          80,248
       TAIWAN 0.7%
       -------------------------------------------------------------------------
     * Chunghwa Telecom Co. Ltd.   68,000                                  1,379
       Hon Hai Precision Industry Co. Ltd.
       579,549                                                             2,752
       MediaTek, Inc.   112,000                                              848
       Novatek Microelectronics Corp. Ltd.
       133,000                                                               593
                                                                       ---------
                                                                           5,572
       THAILAND 0.0%
       -------------------------------------------------------------------------
       Advanced Info Service Public Co. Ltd.
       72,100                                                                174


       TURKEY 0.2%
       -------------------------------------------------------------------------
     o Boyner Buyuk Magazacilik (BBM) A/S
       371,670                                                               630
       Cimsa Cimento Sanayi Ve Ticaret A.S.
       115,500                                                               363


                                                         See financial notes. 63

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Denizbank A/S   152,842                                               432
    o* Dogan Yayin Holding A/S   175,493                                     421
                                                                       ---------
                                                                           1,846
       UNITED KINGDOM 16.2%
       -------------------------------------------------------------------------
       Aegis Group PLC   1,900,000                                         3,512
       Aggreko PLC   244,129                                                 856
     o Amino Technologies PLC   75,203                                       325
     o Ark Therapeutics Group PLC   168,000                                  369
     o Ashtead Group PLC   903,546                                         1,512
       Associated British Ports Holdings PLC
       630,000                                                             5,560
       BG Group PLC   575,125                                              4,466
       BP PLC   375,000                                                    3,827
       British Sky Broadcasting Group PLC
       645,970                                                             6,711
       Burren Energy PLC.   52,400                                           483
       Cadbury Schweppes PLC   829,438                                     8,352
     o Cairn Energy PLC   46,400                                           1,030
       Capital Group PLC   288,120                                         2,081
       Carnival PLC   85,846                                               4,424
     o CSR PLC   157,859                                                     915
   (3) Diageo PLC   784,000                                               11,633
       DX Services PLC   108,870                                             770
     o Enodis PLC   1,515,000                                              2,797
       First Choice Holidays PLC   403,862                                 1,275
   (2) GlaxoSmithKline PLC   506,000                                      12,797
       Homeserve PLC   51,813                                                859
     o IG Group Holdings PLC   538,828                                     1,194
       Intertek Group   55,300                                               804
       ITV PLC   1,524,902                                                 3,546
       Johnston Press PLC F P   81,800                                       776
       Kingfisher PLC   799,783                                            3,779
       Lloyds TSB Group PLC   670,000                                      5,763
       Man Group PLC   35,600                                                830
       Michael Page Group PLC   1,387,000                                  5,104
     o Morgan Crucible Co., PLC   219,041                                    714
       Morrison Wm. Supermarkets   323,360                                 1,205
     o NETeller PLC   104,467                                                883
       Next PLC   47,900                                                   1,358
       Northgate PLC   71,653                                              1,114
     o Orascom Telecommunications   29,100                                 1,193
       Pearson PLC   26,246                                                  320
       Reckitt Benkiser PLC   97,497                                       3,171
       Rotork PLC   69,331                                                   617
       RTL Group SA   10,160                                                 779
       S I G PLC   35,527                                                    371
       Signet Group PLC   4,237,000                                        8,210
       Smith & Nephew PLC   34,438                                           355
       Standard Chartered PLC   54,900                                       991
     * Stolt Comex Seaway   158,031                                        1,154
       Tesco PLC   1,403,404                                               8,297
     o Ultra Electronics Holdings PLC   55,373                               792
     o Vodafone Group PLC   2,805,000                                      7,341
                                                                       ---------
                                                                         135,215
       UNITED STATES 0.1%
       -------------------------------------------------------------------------
     o AFK Sistema-144A GDR   33,799                                         524
     * Bancolombia S.A. Sponsored   37,700                                   557
     * Kookmin Bank Sponsored   1,000                                         42
                                                                       ---------
                                                                           1,123

The foreign securities were valued at fair value in accordance with board approved procedures. (See
Accounting Policies).

       SECURITY                                   FACE AMOUNT           VALUE
          RATE, MATURITY DATE                     ($ x 1,000)        ($ x 1,000)
       SHORT-TERM INVESTMENTS  0.1% of net assets

       U.S. GOVERNMENT SECURITIES  0.1%
       -------------------------------------------------------------------------
     = U.S. Treasury Bill
          2.71%, 06/16/05                              1,000                 997

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       OTHER INVESTMENTS  4.0% of net assets

       OTHER INVESTMENT COMPANIES  4.0%
       -------------------------------------------------------------------------
     = Provident Institutional Funds--
       TempFund 33,327,068                                                33,327

END OF INVESTMENTS.


64 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

In addition to the above, the fund held the following at 4/30/05. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                           Number of           Contract               Unrealized
                           Contracts            Value               Gains/(Losses)
S&P 500 Index
expires 06/16/05                  27              7,820                       (22)

FOREIGN CURRENCY CONTRACTS

                                                  Amount of                                        Amount of
                           Currency to           Currency to               Currency to            Currency to           Unrealized
Expiration Date            be Received           be Received               be Delivered          be Delivered         Gains/(Losses)
05/02/05                 European Euro                   802             U.S. Dollars                   1,037                   (2)
05/02/05                 Japanese Yen                 10,461             U.S. Dollars                      99                    1
05/02/05                 Norwegian Krone               3,061             U.S. Dollars                     488                   (2)
05/02/05                 Swedish Krona                 2,926             U.S. Dollars                     415                   (4)
05/02/05                 U.S. Dollars                    416             Canadian Dollars                 520                    1
05/02/05                 U.S. Dollars                    179             European Euro                    138                   -- *
05/02/05                 U.S. Dollars                    730             Norwegian Krone                4,590                    1
05/02/05                 U.S. Dollars                    283             Swedish Krona                  2,008                    1
05/02/05                 U.S. Dollars                     96             Swiss Francs                     115                   -- *
05/03/05                 British Pounds                  174             U.S. Dollars                     332                    1
05/03/05                 European Euro                   747             U.S. Dollars                     964                   -- *
05/03/05                 Norwegian Krone                 794             U.S. Dollars                     126                   -- *
05/03/05                 South Korean Won             80,638             U.S. Dollars                      81                   -- *
05/03/05                 U.S. Dollars                    220             British Pounds                   115                   -- *
05/03/05                 U.S. Dollars                     80             Canadian Dollars                 100                   -- *
05/03/05                 U.S. Dollars                    299             Swedish Krona                  2,126                    1
05/03/05                 U.S. Dollars                    129             Swiss Francs                     153                   -- *
05/04/05                 British Pounds                  672             U.S. Dollars                   1,283                    1
05/04/05                 Swiss Francs                     38             U.S Dollars                       32                   -- *
05/04/05                 European Euro                   184             U.S. Dollars                     238                   -- *
05/04/05                 Swiss Francs                  1,051             U.S. Dollars                     148                   -- *
05/05/05                 British Pounds                   62             U.S. Dollars                     118                   -- *
05/06/05                 U.S. Dollars                  1,524             Japanese Yen                 161,325                  (14)
05/09/05                 Japanese Yen                  2,499             U.S. Dollars                      24                   -- *
05/09/05                 U.S. Dollars                    181             Japanese Yen                  19,004                   (1)
                                                                                                                         ---------
                                                                                                                               (16)

*Amounts stated as " -- " are less than $1.


                                                         See financial notes. 65

LAUDUS INTERNATIONAL MARKETMASTERS FUND

All numbers x 1,000 except number of futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS


                                                  Amount of                                        Amount of
                          Currency to            Currency to               Currency to            Currency to           Unrealized
Expiration Date           be Received            be Received               be Delivered          be Delivered         Gains/(Losses)
07/13/05                 U.S. Dollars                 10,424             British Pounds                 5,800                  (616)
07/14/05                 U.S. Dollars                 10,483             British Pounds                 5,800                  (557)
11/16/05                 U.S. Dollars                 13,369             Swiss Francs                  15,500                   166
11/17/05                 U.S. Dollars                  7,757             Swiss Francs                   9,000                    90
11/22/05                 U.S. Dollars                  5,738             Swiss Francs                   6,600                   112
11/28/05                 U.S. Dollars                  6,087             British Pounds                 3,300                  (166)
12/07/05                 U.S. Dollars                  6,085             British Pounds                 3,200                    24
12/07/05                 U.S. Dollars                  3,936             Swiss Francs                   4,400                   182
12/09/05                 U.S. Dollars                  8,014             British Pounds                 4,200                    59
                                                                                                                         ---------
                                                                                                                               (706)

*Amounts stated as " -- " are less than $1.


66 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005, unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $832,239 a
Foreign currency                                                          1,324 b
Receivables:
   Fund shares sold                                                       3,784
   Dividends                                                              2,801
   Due from brokers for futures                                             104
   Foreign tax reclaims                                                     338
   Investments sold                                                       7,231
Unrealized appreciation on foreign currency contracts                         7
Unrealized appreciation on forward foreign currency contracts               633
Prepaid expenses                                                    +        67
                                                                    ------------
TOTAL ASSETS                                                            848,528

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     717
   Investments bought                                                    12,515
   Investment adviser and administrator fees                                 83
   Transfer agency and shareholder service fees                              15
   Withholding taxes                                                         18
Unrealized depreciation on foreign currency contracts                        23
Unrealized depreciation on forward foreign contracts                      1,339
Accrued expenses                                                    +       255
                                                                    ------------
TOTAL LIABILITIES                                                        14,965

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            848,528
TOTAL LIABILITIES                                                   -    14,965
                                                                    ------------
NET ASSETS                                                             $833,563

NET ASSETS BY SOURCE

Capital received from investors                                         766,307
Distributions in excess of net investment income                           (602)
Net realized capital losses                                             (60,324) c
Net unrealized capital gains                                            128,182 c


NET ASSET VALUE (NAV) BY SHARE CLASS
                                                    SHARES
SHARE CLASS            NET ASSETS      /       OUTSTANDING       =           NAV
Investor Shares          $663,795                   44,154                $15.03
Select Shares            $169,768                   11,282                $15.05

  Unless stated, all numbers x 1,000.

a The fund paid $703,342 for these securities.

  Includes certain restricted but deemed liquid 144A securities worth $1,555 or 0.2% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases           $339,795
     Sales/maturities    $219,153


b The fund paid $1,323 for these currencies.

c These derive from investments, foreign currency transactions and futures.

FEDERAL TAX DATA
--------------------------------------
PORTFOLIO COST               $706,099

NET UNREALIZED GAINS AND LOSSES:
Gains                        $135,621
Losses                   +     (9,481)
                         -------------
                             $126,140

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                $1,221
Long-term capital gains           $--
CAPITAL LOSSES UTILIZED       $15,097

UNUSED CAPITAL LOSSES:
Expires 10/31 of:        Loss amount:
   2009                       $25,229
   2010                        53,351
   2011                  +      3,747
                         -------------
                              $82,327


                                                         See financial notes. 67

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $6,971 a
Interest                                                             +       12
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   6,983

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        26,422
Net realized losses on foreign currency transactions                       (773)
Net realized gains on futures contracts                              +      381
                                                                     -----------
NET REALIZED GAINS                                                       26,030

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      42,612
Net unrealized losses on foreign currency transactions                     (754)
Net unrealized losses on futures contracts                           +     (141)
                                                                     -----------
NET UNREALIZED GAINS                                                     41,717

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 5,141 b
Transfer agent and shareholder service fees:
   Investor Shares                                                          791 c
   Select Shares                                                            125 c
Trustees' fees                                                                4 d
Custodian and portfolio accounting fees                                     553
Professional fees                                                            23
Registration fees                                                            73
Shareholder reports                                                          53
Other expenses                                                       +        7
                                                                     -----------
Total expenses                                                            6,770
Expense reduction                                                    -      630 e
                                                                     -----------
NET EXPENSES                                                              6,140

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,983
NET EXPENSES                                                         -    6,140
                                                                     -----------
NET INVESTMENT INCOME                                                       843
NET REALIZED GAINS                                                       26,030 f
NET UNREALIZED GAINS                                                 +   41,717 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $68,590

  Unless stated, all numbers x 1,000.

a Net of $817 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 1.29% of the first
  $500 million, 1.275% of the next $500 million, and 1.25% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM)

  Prior to February 28, 2005, these fees were calculated as 1.40% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.15% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $548 from the investment adviser (CSIM) and $82 from the transfer agent and shareholder service agent (Schwab). CSIM and Schwab has guaranteed to limit the annual operating expenses through February 28, 2006, as follows:

                           % OF AVERAGE
  SHARE CLASS          DAILY NET ASSETS
  -------------------------------------
  Investor Shares                 1.65%
  Select Shares                   1.47%

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $67,747.


68 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report period. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/04-4/30/05   11/1/03-10/31/04
Net investment income                                   $843               $789
Net realized gains                                    26,030             12,953
Net unrealized gains                         +        41,717             39,625
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       68,590             53,367

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                          907              1,007
Select Shares                                +           317                 --
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $1,224             $1,007 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES        VALUE     SHARES         VALUE
SHARES SOLD

Investor Shares                     8,890     $133,622     22,257      $290,173
Select Shares                   +   5,736       86,797      6,216        82,103
                                ------------------------------------------------
TOTAL SHARES SOLD                  14,626     $220,419     28,473      $372,276

SHARES REINVESTED
Investor Shares                        62         $907         77          $938
Select Shares                   +      21          316         --            --
                                ------------------------------------------------
TOTAL SHARES REINVESTED                83       $1,223         77          $938

SHARES REDEEMED
Investor Shares                    (5,433)    ($81,876)    (6,975)     ($91,166)
Select Shares                   +    (454)     (6,856)       (237)       (3,110)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (5,887)    ($88,732)    (7,212)     ($94,276) c

NET TRANSACTIONS IN
FUND SHARES                         8,822     $132,910     21,338      $278,938

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05         11/1/03-10/31/04
                                   SHARES   NET ASSETS     SHARES    NET ASSETS
Beginning of period                46,614     $633,287     25,276      $301,989
Total increase                  +   8,822      200,276     21,338       331,298 d
                                ------------------------------------------------
END OF PERIOD                      55,436     $833,563     46,614      $633,287 e


  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period 10/31/04 are:

  Ordinary income          $1,007
  Long-term capital gains     $--



b The fund started offering Select Shares on April 2, 2004.

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares        $61
  Select Shares       +   11
                      ------
  TOTAL                  $72

  PRIOR PERIOD
  Investor Shares       $129
  Select Shares       +   24
                      ------
  TOTAL                 $153

  Dollar amounts are net of the redemption fees.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributions in excess of net investment income in the amount of $602 and $221 at the end of the current period and prior period, respectively.


                                                         See financial notes. 69

LAUDUS MARKETMASTERS FUNDS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002. Also, effective November 1, 2004 the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Premier Equity Fund
  Financial Services Fund
  Health Care Fund
  Technology Fund
  Schwab Institutional Select S&P 500 Index Fund
  Schwab Institutional Select Large-Cap Value Index Fund
  Schwab Institutional Select Small-Cap Value Index Fund

LAUDUS MARKETMASTERS FUNDS OFFER TWO SHARE CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

LAUDUS MARKETMASTERS FUNDS

Because futures carry inherent risks, the funds must give the broker a deposit of cash and/or securities (the "initial margin") whenever they enter into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Futures are traded publicly on exchanges, and their market value changes daily. The funds record the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ALSO SELL SECURITIES SHORT (SELLING SECURITIES THEY DO NOT OWN). When they do so, the funds also place assets worth at least 100% of the value of the short securities into segregated accounts, as collateral. If the market value of the short securities subsequently falls, the funds can realize a gain by closing the position. However, if the value rises, the funds typically would have to add to their collateral or close out their short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE LAUDUS BALANCED MARKETMASTERS FUND AND LAUDUS INTERNATIONAL MARKETMASTERS FUND INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Similar to futures, forwards are agreements directly between two parties, however forwards are not publicly traded.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

The Credit Swap or "Credit Default Swap" is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity.

LAUDUS MARKETMASTERS FUNDS

The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

THE FUNDS ARE AUTHORIZED TO WRITE AND PURCHASE PUT AND CALL OPTIONS. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

THE FUNDS MAY ENTER INTO "TBA" (TO BE ANNOUNCED) PURCHASE COMMITMENTS TO PURCHASE SECURITIES FOR A FIXED PRICE AT A FUTURE DATE, TYPICALLY NOT EXCEEDING 45 DAYS. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in a fund's other assets.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

The adviser is responsible for compensating each fund's investment managers.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                AMOUNT                                 WEIGHTED
                              OUTSTANDING           AVERAGE            AVERAGE
                              AT 04/30/05          BORROWING*          INTEREST
FUND                          ($ x 1,000)          ($ x 1,000)         RATE*(%)
Laudus U.S.
MarketMasters Fund               --                   480                2.75
--------------------------------------------------------------------------------
Laudus Small-Cap
MarketMasters Fund               --                   434                2.79
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

LAUDUS MARKETMASTERS FUNDS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales, foreign currency transactions and paydown gains and losses.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, THE OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the funds' Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- Also, the foreign securities held by International MarketMasters Fund are fair valued if a movement in the U.S. market exceeds a specific threshold that has been established using the guideline adopted by the fund's Board of Trustees. The fund uses a third party vendor to provide the fair valuation based on certain factors and methodologies including tracking valuation correlations between the U.S. market and each non-U.S. security.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

LAUDUS MARKETMASTERS FUNDS

- SWAP AGREEMENTS: swaps may be valued based on a model that constructs curves, such as swap yield curves, based on market data, and that uses the curves to calculate prices. Or swaps may be valued based on dealer quotes.

- OPTIONS: open contracts are valued at their last quoted sale price or in the case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

IF A FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued or dividends paid on securities sold short are recorded as an expense on the fund's records.

OPTIONS purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. Each fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

SWAP premiums paid are recorded as assets and premiums received are recorded as liabilities. Each fund begins recording income on swaps based on the effective date and terms of the swap agreement. Interest is paid to or received from the counterparty periodically. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INTEREST INCOME is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

LAUDUS MARKETMASTERS FUNDS

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT SUB-ADVISORY AGREEMENT APPROVAL

INVESTMENT SUB-ADVISORY CONTRACT APPROVAL

Eagle Asset Management, Inc. ("Eagle") served as investment sub-adviser to the Laudus U.S. MarketMasters Fund(TM) and Laudus Balanced MarketMasters Fund(TM) (each a "Fund" and collectively, the "Funds") pursuant to a sub-advisory agreement between Charles Schwab Investment Management, Inc. ("CSIM"), each Fund's investment adviser and Eagle (the "Current Sub-Advisory Agreement"). On November 16, 2004, the Board of Trustees of Schwab Capital Trust (the "Trust") authorized the officers of the Trust, to terminate on behalf of each Fund, the Current Sub-Advisory Agreement, dated January 31, 2002, as amended, between CSIM and Eagle, effective December 27, 2004.

At a meeting of the Board of Trustees of the Trust held on November 16, 2004, CSIM recommended and the Board of Trustees, including a majority of Trustees who are not parties to the investment sub-advisory agreement or "interested persons" (as defined in the 1940 Act) of any party to the agreement (the "Independent Trustees"), approved a new investment sub-advisory agreement between CSIM and Gardner Lewis Asset Management L.P. ("Gardner Lewis") (the "New Sub-Advisory Agreement"). The New Sub-Advisory Agreement to be effective on December 27, 2004.

On November 16, 2004, the Board of Trustees held a meeting to decide, among other things, whether to approve the New Sub-Advisory Agreement between CSIM and Gardner Lewis. Before the meeting and in preparation for it, the Board of Trustees requested and received written materials from Gardner Lewis about its
(a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the sub-advisory fees the Funds are charged, (f) the Funds' overall fees and operating expenses; (g) Gardner Lewis' compliance systems; (h) Gardner Lewis' policies on and compliance procedures for personal securities transactions; (i) Gardner Lewis' reputation, expertise and resources in domestic financial markets; and (k) Gardner Lewis' performance compared with similar advisers. At the meeting, representatives from CSIM and Gardner Lewis presented additional oral and written information to the Board of Trustees to help the Trustees evaluate Gardner Lewis' fees and other aspects of its agreement. The Board of Trustees then discussed the written materials that they received before the meeting and CSIM's and Gardner Lewis' oral presentations and other information that the Trustees received at the meeting, and deliberated on the approval of the New Sub-Advisory Agreement in light of this information. In their deliberations, the Board of Trustees did not identify any single piece of information that was all-important or controlling. Based on the Board of Trustees' deliberations and its evaluation of the information described above, the Board of Trustees, including all of the Independent Trustees, unanimously:
(a) concluded that terms of the New Sub-Advisory Agreement are fair and reasonable; and (b) concluded that Gardner Lewis' fees are reasonable in light of the services that they provide to the Funds. The required Notice to Shareholders was sent to existing shareholders on March 21, 2005.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:                Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;            Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;                Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                            Capital Trust, 1993;              Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                            Annuity Portfolios, 1994.         CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                              (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                              Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                              Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                              University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                              Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                              Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                              Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                              Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             2005 (all trusts).                EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                       Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                              & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                              Century Management; Director, American Century Companies, Inc.
                                                              Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                              Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO                    EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).                     Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                              Management Products and Services Enterprise. Until 6/03: EVP,
                                                              CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment             SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).             Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                              Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment             Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).             Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                              Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                              Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment             Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).             Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                              Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                              VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance                  Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).             Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                              VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                              Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                              Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                              Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).           SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                       Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                              U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal              Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer                 Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                            (all trusts).                     Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                              Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE                     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).                Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                       First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                              Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                              International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                              Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                              Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                              Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                              to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;            CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;                and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;              Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios,1994.          Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).                Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                      Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                              Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                              Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                              2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                              Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;            Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;                services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).                Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                       Trustee, Cooper Industries (electrical products, tools and hardware);
                                                              Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;            Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;                Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;            Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;                management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call
1.800.435.4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com/
marketmasters

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1.800.435.4000, day or night (for TDD service, call 1.800.345.2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1.800.272.4922.

MAIL
Write to Laudus
MarketMasters Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/marketmasters, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE LAUDUS FUNDS(TM)

LAUDUS MARKETMASTERS FUNDS(TM)
Laudus U.S. MarketMasters Fund(TM)
Laudus Balanced MarketMasters Fund(TM)
Laudus Small-Cap MarketMasters Fund(TM)
Laudus International MarketMasters Fund(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

LAUDUS ROSENBERG EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg European Fund

LAUDUS ROSENBERG LONG/SHORT FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization
   Long/Short Equity Fund
Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

                                                             [LAUDUS FUNDS LOGO]

FOR MORE INFORMATION ABOUT THE FUNDS:

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Laudus MarketMasters Funds(TM)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC. Printed on recycled paper.
                                                                     REG13563-08

SCHWAB MARKETTRACK PORTFOLIOS(R)

      SEMIANNUAL REPORT
      April 30, 2005

      Schwab MarketTrack
      All Equity Portfolio(TM)

      Schwab MarketTrack
      Growth Portfolio(TM)

      Schwab MarketTrack
      Balanced Portfolio(TM)

      Schwab MarketTrack
      Conservative Portfolio(TM)


                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.

     IN THIS REPORT

       Management's Discussion ............................................   2

       Performance and Fund Facts .........................................   6
         Schwab MarketTrack All Equity Portfolio(TM) .....  6
         Schwab MarketTrack Growth Portfolio(TM) .........  8
         Schwab MarketTrack Balanced Portfolio(TM) .......  10
         Schwab MarketTrack Conservative Portfolio(TM)....  12

       Fund Expenses ......................................................  14

       Financial Statements ...............................................  15
         Schwab MarketTrack All Equity Portfolio(TM) .....  15
         Schwab MarketTrack Growth Portfolio(TM) .........  20
         Schwab MarketTrack Balanced Portfolio(TM) .......  32
         Schwab MarketTrack Conservative Portfolio(TM) ...  44

       Financial Notes ....................................................  56

       Trustees and Officers of
       Schwab Capital Trust ...............................................  60

       Glossary ...........................................................  63


       Fund investment adviser: Charles Schwab Investment Management, Inc.
       (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc.
       (Schwab).

       The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I am a big fan of mutual funds and have been throughout my 40-year career. During this time I've watched the mutual fund market grow, with investors today having nearly 17,000 funds from which to choose.

I also have advocated the need to take a long-term view of investing, as well as the importance of developing and maintaining an asset allocation plan. I continue to believe that mutual funds are excellent vehicles to help you build a diversified portfolio in keeping with your goals.

We have designed Schwab equity funds to deliver a combination of strong performance and good value. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Dividend Equity Fund, which performed very well over the report period. The Fund is one of eight powered by Schwab Equity Ratings(R) and uses the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 annual stock-selection competition.

Looking forward, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We will continue to expand the array of products and services that can help you meet your long- and short-term investment goals.

In closing, I want to remind you that our commitment to our shareholders will not change. Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

I'm also happy to announce that Schwab Funds has launched another fund. The Schwab Premier Equity Fund(TM), the newest addition to Schwab Funds' Active Equity Fund family, was launched on March 21, 2005. The Schwab Premier Equity Fund portfolio managers use a multi-cap strategy and include a variety of investment styles and asset classes, shifting between growth and value according to market conditions. The Fund also is diversified across all sectors. With this broad coverage, the Schwab Premier Equity Fund can be an integral part of a balanced, diversified portfolio that can help you reach your long-term investment goals.

In terms of value, the Schwab Premier Equity Fund, as well as other Schwab funds, offer Select Shares, a share class that has lower expenses and higher investment minimums than Investor Shares.

I speak for all of Schwab Funds when I say we want Schwab to be a place where investors can find useful, quality financial products and services to help them succeed. Regardless of the size of their portfolios, Schwab should be the place investors can trust to watch out for their best interests.

I continue to look for more ways to offer you relevant choices and value. Your trust is very important to us, and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab MarketTrack Portfolios

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the overall management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is the day-to-day manager of the equity portions of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500(R) Index 1 was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index(SM) 2 was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part, to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


                                                 Schwab MarketTrack Portfolios 3

MANAGEMENT'S DISCUSSION continued

      Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

THE MARKETTRACK PORTFOLIOS INCORPORATE A MIX OF DIFFERENT ASSET CLASSES. Accordingly, their returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

During the report period, bonds enjoyed positive returns, up 0.98%, as measured by the Lehman Brothers U.S. Aggregate Bond Index. But it was more the strength in the equity markets, up 3.28%, as measured by the S&P 500 Index, which helped to boost returns in the MarketTrack portfolios.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 1.12% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

           LEHMAN BROTHERS                                S&P      THREE-MONTH
           U.S. AGGREGATE   MSCI-EAFE(R) RUSSELL 2000(R) 500(R)   U.S. TREASURY
            BOND INDEX        INDEX        INDEX         INDEX   BILLS (T-BILLS)
31-Oct-04       0.00           0.00         0.00          0.00        0.00
05-Nov-04      -0.52           3.71         3.53          3.21        0.01
12-Nov-04      -0.49           4.81         6.60          4.88        0.05
19-Nov-04      -0.40           5.92         5.15          3.69        0.09
26-Nov-04      -0.47           6.96         8.21          4.81        0.12
03-Dec-04      -0.38           8.68        10.13          5.62        0.16
10-Dec-04       0.13           5.79         8.44          5.37        0.19
17-Dec-04      -0.05           7.36        10.16          5.95        0.25
24-Dec-04       0.02          10.52        11.44          7.40        0.29
31-Dec-04       0.12          11.52        11.89          7.59        0.33
07-Jan-05      -0.09           8.50         5.32          5.35        0.36
14-Jan-05       0.27           8.74         6.07          5.22        0.40
21-Jan-05       0.68           7.81         4.98          3.75        0.45
28-Jan-05       0.70           8.68         5.33          4.08        0.48
04-Feb-05       1.05          10.43         9.55          6.95        0.53
11-Feb-05       1.03          11.16         9.11          7.23        0.57
18-Feb-05       0.51          12.75         8.33          6.94        0.61
25-Feb-05       0.47          13.40         9.63          7.86        0.65
04-Mar-05       0.44          15.44        10.92          8.86        0.70
11-Mar-05      -0.43          15.54         7.84          6.96        0.75
18-Mar-05      -0.34          14.06         7.13          6.04        0.79
25-Mar-05      -0.79          11.43         5.88          4.42        0.84
01-Apr-05      -0.16          11.55         5.31          4.59        0.90
08-Apr-05      -0.28          12.02         5.20          5.37        0.96
15-Apr-05       0.55          10.11         0.06          1.95        1.01
22-Apr-05       0.78          10.36         1.57          2.81        1.06
29-Apr-05       0.98           8.71        -0.15          3.28        1.12

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


4 Schwab MarketTrack Portfolios

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM) ......    3.78%
Benchmark .....................    4.11%

Performance Details ...........   page 6

SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM) ..........    3.16%
Benchmark .....................    3.57%

Performance Details ...........   page 8

SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM) ........    2.69%
Benchmark .....................    2.74%

Performance Details ...........  page 10

SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM) ....    2.15%
Benchmark .....................    2.11%

Performance Details ...........  page 12

THE SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO was the best performing of the four MarketTrack portfolios, due to its 100% allocation to equities, which performed better than fixed-income securities over the six-month report period. Performance of the Fund was up 3.78%, compared to a 4.11% return for the All Equity Composite Index. The Fund's 30% target allocation to international stocks helped, as international performance, as measured by the MSCI EAFE(R) Index, was stronger than domestic stocks over the six-month report period.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO was up 3.16% over the six-month period, tracking the Growth Composite Index. The Fund's 20% target allocation to the International sector helped to boost returns, as international recorded the strongest returns over the report period. The portfolio's 15% target allocation to fixed income, an asset class that tends to be less volatile, also did well, while seeking to reduce overall risk.

THE SCHWAB MARKETTRACK BALANCED PORTFOLIO returned 2.69% during the report period. With a 60% target allocation to equities, the Portfolio is weighted toward equities but also includes substantial bond investments to add income and reduce volatility. While equities were the stronger performers, the 40% fixed-income allocation (35% bonds/5% cash) also contributed positive returns, while seeking to reduce overall risk.

Effective March 2005, the large-cap allocation in the three previous portfolios was converted from the Schwab S&P 500 Index Fund to the Schwab Institutional Select(R) S&P 500 Fund to provide shareholders with lower-cost shares for their MarketTrack Portfolio investment.

THE SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO was up 2.15% and slightly outperformed the Conservative Composite Index, for the report period. Equities, especially in the International sector, performed well and contributed positively to the Portfolio's returns. While equities were the better performers, the Portfolio's 45% fixed-income allocation (40% bonds/5% cash) also contributed positively to the Portfolio's returns, while seeking to reduce overall risk.

Source of Sector Classification: S&P and MSCI. All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the portfolios' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab MarketTrack Portfolios 5

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                    PORTFOLIO               Benchmark:              Fund Category:
                                  Ticker Symbol:            ALL EQUITY               MORNINGSTAR
                                      SWEGX              COMPOSITE INDEX           LARGE-CAP BLEND
  6 MONTHS                            3.78%                   4.11%                     3.26%
  1 YEAR                              8.34%                   7.80%                     5.50%
  5 YEARS                            -1.39%                  -0.10%                    -2.54%
3 SINCE INCEPTION 5/19/98             2.36% 3                 3.65% 4                   1.80% 3
4 SINCE 6/1/98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and an additional index.

$11,759 PORTFOLIO

$12,849 ALL EQUITY COMPOSITE INDEX

$11,468 S&P 500(R) INDEX

                                                   ALL EQUITY              S&P 500(R)
                          PORTFOLIO             COMPOSITE INDEX              INDEX
19-May-98                  $10,000                                          $10,000
31-May-98                   $9,850                   $10,000                 $9,751
30-Jun-98                  $10,050                   $10,102                $10,147
31-Jul-98                   $9,810                    $9,879                $10,039
31-Aug-98                   $8,330                    $8,320                 $8,590
30-Sep-98                   $8,610                    $8,559                 $9,140
31-Oct-98                   $9,280                    $9,122                 $9,883
30-Nov-98                   $9,800                    $9,635                $10,482
31-Dec-98                  $10,303                   $10,145                $11,086
31-Jan-99                  $10,483                   $10,315                $11,549
28-Feb-99                  $10,041                    $9,896                $11,190
31-Mar-99                  $10,383                   $10,206                $11,638
30-Apr-99                  $10,896                   $10,747                $12,088
31-May-99                  $10,664                   $10,599                $11,803
30-Jun-99                  $11,197                   $11,166                $12,458
31-Jul-99                  $11,137                   $11,089                $12,069
31-Aug-99                  $11,056                   $10,967                $12,009
30-Sep-99                  $11,006                   $10,849                $11,680
31-Oct-99                  $11,539                   $11,255                $12,419
30-Nov-99                  $11,971                   $11,808                $12,672
31-Dec-99                  $12,885                   $12,876                $13,418
31-Jan-00                  $12,162                   $12,354                $12,744
29-Feb-00                  $12,498                   $12,955                $12,503
31-Mar-00                  $13,159                   $13,495                $13,726
30-Apr-00                  $12,610                   $12,914                $13,313
31-May-00                  $12,223                   $12,562                $13,040
30-Jun-00                  $12,752                   $13,085                $13,362
31-Jul-00                  $12,386                   $12,821                $13,154
31-Aug-00                  $13,098                   $13,561                $13,971
30-Sep-00                  $12,477                   $13,048                $13,233
31-Oct-00                  $12,274                   $12,775                $13,177
30-Nov-00                  $11,378                   $11,876                $12,139
31-Dec-00                  $11,736                   $12,419                $12,198
31-Jan-01                  $11,996                   $12,697                $12,632
28-Feb-01                  $10,967                   $11,758                $11,480
31-Mar-01                  $10,302                   $11,014                $10,752
30-Apr-01                  $11,081                   $11,845                $11,587
31-May-01                  $11,061                   $11,872                $11,665
30-Jun-01                  $10,925                   $11,684                $11,381
31-Jul-01                  $10,655                   $11,426                $11,270
31-Aug-01                  $10,187                   $10,952                $10,564
30-Sep-01                   $9,179                    $9,820                 $9,711
31-Oct-01                   $9,418                   $10,134                 $9,896
30-Nov-01                  $10,000                   $10,767                $10,655
31-Dec-01                  $10,205                   $11,041                $10,749
31-Jan-02                   $9,887                   $10,793                $10,592
28-Feb-02                   $9,728                   $10,652                $10,388
31-Mar-02                  $10,258                   $11,221                $10,778
30-Apr-02                   $9,972                   $10,998                $10,125
31-May-02                   $9,855                   $10,878                $10,050
30-Jun-02                   $9,293                   $10,243                 $9,335
31-Jul-02                   $8,380                    $9,228                 $8,607
31-Aug-02                   $8,402                    $9,245                 $8,663
30-Sep-02                   $7,585                    $8,364                 $7,722
31-Oct-02                   $8,062                    $8,824                 $8,401
30-Nov-02                   $8,529                    $9,321                 $8,896
31-Dec-02                   $8,118                    $8,885                 $8,374
31-Jan-03                   $7,817                    $8,616                 $8,154
28-Feb-03                   $7,645                    $8,414                 $8,032
31-Mar-03                   $7,656                    $8,413                 $8,110
30-Apr-03                   $8,355                    $9,122                 $8,778
31-May-03                   $8,925                    $9,734                 $9,241
30-Jun-03                   $9,075                    $9,901                 $9,359
31-Jul-03                   $9,323                   $10,181                 $9,524
31-Aug-03                   $9,559                   $10,479                 $9,710
30-Sep-03                   $9,538                   $10,437                 $9,607
31-Oct-03                  $10,140                   $11,101                $10,150
30-Nov-03                  $10,333                   $11,324                $10,240
31-Dec-03                  $10,875                   $11,861                $10,776
31-Jan-04                  $11,071                   $12,114                $10,975
29-Feb-04                  $11,223                   $12,300                $11,127
31-Mar-04                  $11,136                   $12,265                $10,959
30-Apr-04                  $10,854                   $11,920                $10,787
31-May-04                  $10,973                   $12,018                $10,935
30-Jun-04                  $11,255                   $12,316                $11,147
31-Jul-04                  $10,810                   $11,795                $10,778
31-Aug-04                  $10,799                   $11,776                $10,821
30-Sep-04                  $11,081                   $12,102                $10,938
31-Oct-04                  $11,331                   $12,342                $11,105
30-Nov-04                  $11,982                   $13,059                $11,555
31-Dec-04                  $12,395                   $13,535                $11,948
31-Jan-05                  $12,055                   $13,199                $11,656
28-Feb-05                  $12,373                   $13,566                $11,901
31-Mar-05                  $12,110                   $13,266                $11,691
30-Apr-05                  $11,759                   $12,849                $11,468

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.


6 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                              INVESTMENT STYLE
                     Value         Blend          Growth
MARKET CAP
  Large              / /           /X/            / /
  Medium             / /           / /            / /
  Small              / /           / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                          5
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $58,559
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   48%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $1,000
 ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                          44.0%
--------------------------------------------------------------------------------
(2) SCHWAB INTERNATIONAL INDEX FUND(R), Select Shares                    30.1%
--------------------------------------------------------------------------------
(3) SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                        24.7%
--------------------------------------------------------------------------------
    TOTAL                                                                98.8%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

44.0%  LARGE-CAP STOCKS
30.1%  INTERNATIONAL STOCKS
24.7%  SMALL-CAP STOCKS
 1.2%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                 Schwab MarketTrack Portfolios 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                            PORTFOLIO           Benchmark:        Fund Category:
                                          Ticker Symbol:         GROWTH            MORNINGSTAR
                                              SWHGX          COMPOSITE INDEX     LARGE-CAP BLEND
  6 MONTHS                                  3.16%                3.57%                 3.26%
  1 YEAR                                    7.29%                7.18%                 5.50%
  5 YEARS                                   0.28%                1.25%                -2.54%
3 SINCE INCEPTION: 11/20/95                 7.41% 3              9.55% 4               7.62% 3
4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$19,664 PORTFOLIO

$23,789 GROWTH COMPOSITE INDEX

$22,461 S&P 500(R) INDEX

$18,300 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                       LEHMAN
                                                                      BROTHERS
                                    GROWTH          S&P 500(R)      U.S. AGGREGATE
                  PORTFOLIO    COMPOSITE INDEX       INDEX           BOND INDEX
20-Nov-95          $10,000                           $10,000          $10,000
30-Nov-95          $10,080          $10,000          $10,104          $10,076
31-Dec-95          $10,292          $10,478          $10,299          $10,217
31-Jan-96          $10,442          $10,647          $10,649          $10,285
29-Feb-96          $10,533          $10,777          $10,748          $10,106
31-Mar-96          $10,623          $10,908          $10,852          $10,035
30-Apr-96          $10,803          $10,865          $11,011           $9,979
31-May-96          $10,954          $11,644          $11,294           $9,959
30-Jun-96          $10,934          $12,329          $11,337          $10,092
31-Jul-96          $10,523          $12,502          $10,836          $10,120
31-Aug-96          $10,733          $12,683          $11,064          $10,102
30-Sep-96          $11,184          $12,968          $11,686          $10,278
31-Oct-96          $11,324          $13,008          $12,009          $10,506
30-Nov-96          $11,896          $13,625          $12,917          $10,686
31-Dec-96          $11,784          $13,866          $12,661          $10,587
31-Jan-97          $12,008          $14,189          $13,451          $10,620
28-Feb-97          $12,028          $14,177          $13,557          $10,646
31-Mar-97          $11,692          $13,845          $13,001          $10,528
30-Apr-97          $12,038          $14,081          $13,776          $10,686
31-May-97          $12,793          $14,933          $14,614          $10,787
30-Jun-97          $13,313          $15,512          $15,268          $10,916
31-Jul-97          $14,087          $16,317          $16,482          $11,210
31-Aug-97          $13,618          $15,859          $15,559          $11,115
30-Sep-97          $14,301          $16,663          $16,410          $11,280
31-Oct-97          $13,853          $16,048          $15,862          $11,443
30-Nov-97          $14,098          $16,148          $16,597          $11,496
31-Dec-97          $14,259          $16,324          $16,882          $11,612
31-Jan-98          $14,410          $16,444          $17,070          $11,761
28-Feb-98          $15,220          $17,371          $18,300          $11,751
31-Mar-98          $15,738          $18,043          $19,237          $11,791
30-Apr-98          $15,846          $18,221          $19,432          $11,852
31-May-98          $15,576          $17,932          $19,097          $11,965
30-Jun-98          $15,868          $18,095          $19,873          $12,067
31-Jul-98          $15,555          $17,789          $19,662          $12,092
31-Aug-98          $13,729          $15,575          $16,823          $12,289
30-Sep-98          $14,194          $15,973          $17,901          $12,577
31-Oct-98          $15,080          $16,797          $19,357          $12,510
30-Nov-98          $15,760          $17,572          $20,530          $12,581
31-Dec-98          $16,422          $18,324          $21,712          $12,619
31-Jan-99          $16,718          $18,588          $22,620          $12,709
28-Feb-99          $16,103          $17,935          $21,916          $12,486
31-Mar-99          $16,576          $18,407          $22,793          $12,555
30-Apr-99          $17,224          $19,200          $23,675          $12,595
31-May-99          $16,916          $18,957          $23,116          $12,484
30-Jun-99          $17,586          $19,761          $24,399          $12,444
31-Jul-99          $17,465          $19,656          $23,638          $12,392
31-Aug-99          $17,355          $19,486          $23,520          $12,386
30-Sep-99          $17,290          $19,356          $22,875          $12,530
31-Oct-99          $17,982          $19,942          $24,323          $12,576
30-Nov-99          $18,520          $20,742          $24,817          $12,575
31-Dec-99          $19,602          $22,246          $26,279          $12,514
31-Jan-00          $18,730          $21,514          $24,960          $12,473
29-Feb-00          $19,155          $22,402          $24,487          $12,624
31-Mar-00          $20,049          $23,179          $26,882          $12,791
30-Apr-00          $19,389          $22,356          $26,073          $12,754
31-May-00          $18,931          $21,862          $25,539          $12,747
30-Jun-00          $19,635          $22,670          $26,169          $13,012
31-Jul-00          $19,233          $22,329          $25,761          $13,131
31-Aug-00          $20,206          $23,397          $27,361          $13,321
30-Sep-00          $19,456          $22,713          $25,917          $13,405
31-Oct-00          $19,255          $22,343          $25,808          $13,493
30-Nov-00          $18,148          $21,147          $23,774          $13,715
31-Dec-00          $18,660          $21,988          $23,891          $13,970
31-Jan-01          $19,052          $22,440          $24,739          $14,198
28-Feb-01          $17,758          $21,149          $22,483          $14,321
31-Mar-01          $16,938          $20,094          $21,057          $14,393
30-Apr-01          $17,955          $21,293          $22,693          $14,332
31-May-01          $18,001          $21,346          $22,845          $14,418
30-Jun-01          $17,851          $21,087          $22,290          $14,473
31-Jul-01          $17,574          $20,787          $22,072          $14,797
31-Aug-01          $16,973          $20,140          $20,690          $14,967
30-Sep-01          $15,667          $18,496          $19,018          $15,141
31-Oct-01          $16,037          $19,023          $19,382          $15,457
30-Nov-01          $16,823          $19,932          $20,868          $15,244
31-Dec-01          $17,086          $20,320          $21,052          $15,147
31-Jan-02          $16,706          $19,970          $20,744          $15,269
28-Feb-02          $16,492          $19,792          $20,344          $15,417
31-Mar-02          $17,157          $20,594          $21,109          $15,161
30-Apr-02          $16,753          $20,330          $19,830          $15,456
31-May-02          $16,623          $20,182          $19,683          $15,587
30-Jun-02          $15,863          $19,256          $18,282          $15,723
31-Jul-02          $14,652          $17,743          $16,858          $15,913
31-Aug-02          $14,747          $17,815          $16,967          $16,182
30-Sep-02          $13,619          $16,492          $15,123          $16,444
31-Oct-02          $14,307          $17,199          $16,454          $16,368
30-Nov-02          $14,984          $17,981          $17,423          $16,363
31-Dec-02          $14,440          $17,369          $16,400          $16,702
31-Jan-03          $14,030          $16,951          $15,970          $16,717
28-Feb-03          $13,825          $16,668          $15,731          $16,948
31-Mar-03          $13,849          $16,663          $15,883          $16,934
30-Apr-03          $14,863          $17,817          $17,192          $17,075
31-May-03          $15,720          $18,825          $18,098          $17,392
30-Jun-03          $15,913          $19,083          $18,330          $17,358
31-Jul-03          $16,167          $19,423          $18,652          $16,774
31-Aug-03          $16,517          $19,896          $19,016          $16,885
30-Sep-03          $16,529          $19,918          $18,815          $17,332
31-Oct-03          $17,338          $20,910          $19,879          $17,171
30-Nov-03          $17,616          $21,258          $20,054          $17,212
31-Dec-03          $18,352          $22,103          $21,105          $17,388
31-Jan-04          $18,645          $22,507          $21,494          $17,527
29-Feb-04          $18,866          $22,816          $21,792          $17,716
31-Mar-04          $18,780          $22,794          $21,463          $17,849
30-Apr-04          $18,327          $22,197          $21,126          $17,385
31-May-04          $18,486          $22,324          $21,416          $17,316
30-Jun-04          $18,878          $22,783          $21,831          $17,414
31-Jul-04          $18,303          $22,046          $21,109          $17,587
31-Aug-04          $18,352          $22,078          $21,193          $17,923
30-Sep-04          $18,731          $22,580          $21,422          $17,971
31-Oct-04          $19,062          $22,970          $21,750          $18,122
30-Nov-04          $19,906          $24,022          $22,631          $17,977
31-Dec-04          $20,483          $24,758          $23,400          $18,142
31-Jan-05          $20,049          $24,288          $22,829          $18,257
28-Feb-05          $20,446          $24,821          $23,308          $18,149
31-Mar-05          $20,086          $24,358          $22,896          $18,056
30-Apr-05          $19,664          $23,789          $22,461          $18,300

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash.

  Source: Morningstar, Inc.


8 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                              INVESTMENT STYLE
                     Value          Blend          Growth
MARKET CAP
  Large               / /            /X/            / /
  Medium              / /            / /            / /
  Small               / /            / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         515
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,403
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                23.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  29%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $1,000
 ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                        22.0%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                      20.0%
--------------------------------------------------------------------------------
(3)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                      19.4%
--------------------------------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND(TM)                                  15.6%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                4.7%
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                0.6%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                   0.6%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                     0.4%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                     0.4%
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                   0.3%
--------------------------------------------------------------------------------
     TOTAL                                                              84.0%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

38.1%  LARGE-CAP STOCKS
20.0%  INTERNATIONAL STOCKS
19.4%  SMALL-CAP STOCKS
15.6%  BONDS
 6.9%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                 Schwab MarketTrack Portfolios 9

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                                    Fund Category:
                                     PORTFOLIO               Benchmark:              MORNINGSTAR
                                   Ticker Symbol:             BALANCED                 MODERATE
                                       SWBGX              COMPOSITE INDEX             ALLOCATION
  6 MONTHS                             2.69%                    2.74%                    2.83%
  1 YEAR                               6.77%                    6.25%                    5.96%
  5 YEARS                              2.02%                    2.71%                    1.46%
3 SINCE INCEPTION: 11/20/95            7.13% 3                  8.67% 4                  7.07% 3
4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$19,176 PORTFOLIO

$22,042 BALANCED COMPOSITE INDEX

$22,461 S&P 500(R) INDEX

$18,300 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                               LEHMAN
                                                                              BROTHERS
                                      BALANCED           S&P 500(R)        U.S. AGGREGATE
                 PORTFOLIO         COMPOSITE INDEX         INDEX             BOND INDEX
20-Nov-95         $10,000                                  $10,000            $10,000
30-Nov-95         $10,080             $10,000              $10,104            $10,076
31-Dec-95         $10,270             $10,378              $10,299            $10,217
31-Jan-96         $10,390             $10,520              $10,649            $10,285
29-Feb-96         $10,410             $10,575              $10,748            $10,106
31-Mar-96         $10,460             $10,652              $10,852            $10,035
30-Apr-96         $10,581             $10,628              $11,011             $9,979
31-May-96         $10,691             $11,223              $11,294             $9,959
30-Jun-96         $10,711             $11,774              $11,337            $10,092
31-Jul-96         $10,410             $11,892              $10,836            $10,120
31-Aug-96         $10,551             $11,925              $11,064            $10,102
30-Sep-96         $10,912             $12,141              $11,686            $10,278
31-Oct-96         $11,082             $12,231              $12,009            $10,506
30-Nov-96         $11,534             $12,641              $12,917            $10,686
31-Dec-96         $11,415             $12,815              $12,661            $10,587
31-Jan-97         $11,589             $13,071              $13,451            $10,620
28-Feb-97         $11,589             $13,065              $13,557            $10,646
31-Mar-97         $11,334             $12,780              $13,001            $10,528
30-Apr-97         $11,620             $13,002              $13,776            $10,686
31-May-97         $12,183             $13,624              $14,614            $10,787
30-Jun-97         $12,593             $14,055              $15,268            $10,916
31-Jul-97         $13,217             $14,720              $16,482            $11,210
31-Aug-97         $12,849             $14,397              $15,559            $11,115
30-Sep-97         $13,391             $14,990              $16,410            $11,280
31-Oct-97         $13,125             $14,643              $15,862            $11,443
30-Nov-97         $13,309             $14,741              $16,597            $11,496
31-Dec-97         $13,443             $14,899              $16,882            $11,612
31-Jan-98         $13,582             $15,016              $17,070            $11,761
28-Feb-98         $14,149             $15,649              $18,300            $11,751
31-Mar-98         $14,523             $16,114              $19,237            $11,791
30-Apr-98         $14,608             $16,248              $19,432            $11,852
31-May-98         $14,448             $16,077              $19,097            $11,965
30-Jun-98         $14,672             $16,239              $19,873            $12,067
31-Jul-98         $14,469             $16,019              $19,662            $12,092
31-Aug-98         $13,262             $14,562              $16,823            $12,289
30-Sep-98         $13,668             $14,968              $17,901            $12,577
31-Oct-98         $14,309             $15,516              $19,357            $12,510
30-Nov-98         $14,800             $16,081              $20,530            $12,581
31-Dec-98         $15,281             $16,631              $21,712            $12,619
31-Jan-99         $15,523             $16,851              $22,620            $12,709
28-Feb-99         $15,028             $16,328              $21,916            $12,486
31-Mar-99         $15,369             $16,681              $22,793            $12,555
30-Apr-99         $15,820             $17,234              $23,675            $12,595
31-May-99         $15,567             $17,041              $23,116            $12,484
30-Jun-99         $16,018             $17,568              $24,399            $12,444
31-Jul-99         $15,930             $17,450              $23,638            $12,392
31-Aug-99         $15,842             $17,315              $23,520            $12,386
30-Sep-99         $15,853             $17,252              $22,875            $12,530
31-Oct-99         $16,337             $17,658              $24,323            $12,576
30-Nov-99         $16,711             $18,166              $24,817            $12,575
31-Dec-99         $17,420             $19,103              $26,279            $12,514
31-Jan-00         $16,823             $18,627              $24,960            $12,473
29-Feb-00         $17,150             $19,213              $24,487            $12,624
31-Mar-00         $17,815             $19,818              $26,882            $12,791
30-Apr-00         $17,353             $19,287              $26,073            $12,754
31-May-00         $17,037             $18,962              $25,539            $12,747
30-Jun-00         $17,601             $19,567              $26,169            $13,012
31-Jul-00         $17,364             $19,404              $25,761            $13,131
31-Aug-00         $18,085             $20,203              $27,361            $13,321
30-Sep-00         $17,612             $19,808              $25,917            $13,405
31-Oct-00         $17,499             $19,599              $25,808            $13,493
30-Nov-00         $16,812             $18,858              $23,774            $13,715
31-Dec-00         $17,241             $19,504              $23,891            $13,970
31-Jan-01         $17,569             $19,899              $24,739            $14,198
28-Feb-01         $16,713             $19,083              $22,483            $14,321
31-Mar-01         $16,162             $18,397              $21,057            $14,393
30-Apr-01         $16,877             $19,204              $22,693            $14,332
31-May-01         $16,936             $19,295              $22,845            $14,418
30-Jun-01         $16,842             $19,142              $22,290            $14,473
31-Jul-01         $16,748             $19,049              $22,072            $14,797
31-Aug-01         $16,350             $18,632              $20,690            $14,967
30-Sep-01         $15,447             $17,536              $19,018            $15,141
31-Oct-01         $15,798             $17,988              $19,382            $15,457
30-Nov-01         $16,314             $18,604              $20,868            $15,244
31-Dec-01         $16,483             $18,847              $21,052            $15,147
31-Jan-02         $16,239             $18,650              $20,744            $15,269
28-Feb-02         $16,105             $18,542              $20,344            $15,417
31-Mar-02         $16,519             $19,028              $21,109            $15,161
30-Apr-02         $16,288             $18,884              $19,830            $15,456
31-May-02         $16,227             $18,804              $19,683            $15,587
30-Jun-02         $15,691             $18,145              $18,282            $15,723
31-Jul-02         $14,838             $17,112              $16,858            $15,913
31-Aug-02         $14,972             $17,239              $16,967            $16,182
30-Sep-02         $14,156             $16,336              $15,123            $16,444
31-Oct-02         $14,680             $16,852              $16,454            $16,368
30-Nov-02         $15,204             $17,448              $17,423            $16,363
31-Dec-02         $14,860             $17,072              $16,400            $16,702
31-Jan-03         $14,548             $16,785              $15,970            $16,717
28-Feb-03         $14,436             $16,636              $15,731            $16,948
31-Mar-03         $14,473             $16,650              $15,883            $16,934
30-Apr-03         $15,284             $17,548              $17,192            $17,075
31-May-03         $16,008             $18,375              $18,098            $17,392
30-Jun-03         $16,145             $18,554              $18,330            $17,358
31-Jul-03         $16,207             $18,655              $18,652            $16,774
31-Aug-03         $16,494             $19,021              $19,016            $16,885
30-Sep-03         $16,619             $19,132              $18,815            $17,332
31-Oct-03         $17,193             $19,809              $19,879            $17,171
30-Nov-03         $17,393             $20,064              $20,054            $17,212
31-Dec-03         $17,986             $20,690              $21,105            $17,388
31-Jan-04         $18,215             $21,013              $21,494            $17,527
29-Feb-04         $18,419             $21,271              $21,792            $17,716
31-Mar-04         $18,393             $21,280              $21,463            $17,849
30-Apr-04         $17,960             $20,745              $21,126            $17,385
31-May-04         $18,062             $20,818              $21,416            $17,316
30-Jun-04         $18,381             $21,162              $21,831            $17,414
31-Jul-04         $17,986             $20,689              $21,109            $17,587
31-Aug-04         $18,113             $20,793              $21,193            $17,923
30-Sep-04         $18,393             $21,155              $21,422            $17,971
31-Oct-04         $18,674             $21,455              $21,750            $18,122
30-Nov-04         $19,260             $22,146              $22,631            $17,977
31-Dec-04         $19,720             $22,696              $23,400            $18,142
31-Jan-05         $19,435             $22,392              $22,829            $18,257
28-Feb-05         $19,707             $22,718              $23,308            $18,149
31-Mar-05         $19,422             $22,375              $22,896            $18,056
30-Apr-05         $19,176             $22,042              $22,461            $18,300

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks, 15% foreign stocks, 35% bonds and 5% cash.

  Source: Morningstar, Inc.


10 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK BALANCED PORTFOLIO

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                  35.7%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                      15.0%
--------------------------------------------------------------------------------
(3)  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                        14.9%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                      14.5%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                4.4%
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                0.5%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                   0.5%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                     0.3%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                     0.3%
--------------------------------------------------------------------------------
(10) PFIZER, INC.                                                        0.3%
--------------------------------------------------------------------------------
     TOTAL                                                              86.4%

STATISTICS

NUMBER OF HOLDINGS                                                         514
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  21%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $1,000
 ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

35.7% BONDS
28.2% LARGE-CAP STOCKS
15.0% INTERNATIONAL STOCKS
14.5% SMALL-CAP STOCKS
 6.6% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.
  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                Schwab MarketTrack Portfolios 11

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

Performance as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                                  Fund Category:
                                     PORTFOLIO              Benchmark:             MORNINGSTAR
                                   Ticker Symbol:          CONSERVATIVE            CONSERVATIVE
                                       SWCGX             COMPOSITE INDEX            ALLOCATION
  6 MONTHS                              2.15%                  2.11%                   1.62%
  1 YEAR                                6.19%                  5.66%                   4.44%
  5 YEARS                               3.64%                  4.07%                   3.27%
3 SINCE INCEPTION: 11/20/95             6.70% 3                7.62% 4                 6.48% 3
4 SINCE: 12/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$18,467 PORTFOLIO

$20,103 CONSERVATIVE COMPOSITE INDEX

$22,461 S&P 500(R) INDEX

$18,300 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                   LEHMAN
                                                                  BROTHERS
                               CONSERVATIVE     S&P 500(R)     U.S. AGGREGATE
                 PORTFOLIO    COMPOSITE INDEX     INDEX           BOND INDEX
20-Nov-95         $10,000                         $10,000         $10,000
30-Nov-95         $10,080         $10,000         $10,104         $10,076
31-Dec-95         $10,237         $10,284         $10,299         $10,217
31-Jan-96         $10,337         $10,398         $10,649         $10,285
29-Feb-96         $10,297         $10,375         $10,748         $10,106
31-Mar-96         $10,287         $10,402         $10,852         $10,035
30-Apr-96         $10,337         $10,387         $11,011          $9,979
31-May-96         $10,378         $10,810         $11,294          $9,959
30-Jun-96         $10,439         $11,231         $11,337         $10,092
31-Jul-96         $10,256         $11,302         $10,836         $10,120
31-Aug-96         $10,337         $11,206         $11,064         $10,102
30-Sep-96         $10,643         $11,362         $11,686         $10,278
31-Oct-96         $10,818         $11,514         $12,009         $10,506
30-Nov-96         $11,179         $11,742         $12,917         $10,686
31-Dec-96         $11,070         $11,862         $12,661         $10,587
31-Jan-97         $11,174         $12,030         $13,451         $10,620
28-Feb-97         $11,184         $12,039         $13,557         $10,646
31-Mar-97         $10,965         $11,821         $13,001         $10,528
30-Apr-97         $11,206         $12,010         $13,776         $10,686
31-May-97         $11,604         $12,428         $14,614         $10,787
30-Jun-97         $11,896         $12,738         $15,268         $10,916
31-Jul-97         $12,413         $13,252         $16,482         $11,210
31-Aug-97         $12,160         $13,018         $15,559         $11,115
30-Sep-97         $12,540         $13,437         $16,410         $11,280
31-Oct-97         $12,455         $13,283         $15,862         $11,443
30-Nov-97         $12,603         $13,357         $16,597         $11,496
31-Dec-97         $12,698         $13,493         $16,882         $11,612
31-Jan-98         $12,829         $13,618         $17,070         $11,761
28-Feb-98         $13,189         $13,997         $18,300         $11,751
31-Mar-98         $13,418         $14,292         $19,237         $11,791
30-Apr-98         $13,484         $14,392         $19,432         $11,852
31-May-98         $13,431         $14,334         $19,097         $11,965
30-Jun-98         $13,595         $14,465         $19,873         $12,067
31-Jul-98         $13,484         $14,342         $19,662         $12,092
31-Aug-98         $12,774         $13,520         $16,823         $12,289
30-Sep-98         $13,139         $13,866         $17,901         $12,577
31-Oct-98         $13,530         $14,168         $19,357         $12,510
30-Nov-98         $13,843         $14,543         $20,530         $12,581
31-Dec-98         $14,166         $14,894         $21,712         $12,619
31-Jan-99         $14,348         $15,057         $22,620         $12,709
28-Feb-99         $13,950         $14,655         $21,916         $12,486
31-Mar-99         $14,200         $14,902         $22,793         $12,555
30-Apr-99         $14,475         $15,247         $23,675         $12,595
31-May-99         $14,269         $15,083         $23,116         $12,484
30-Jun-99         $14,521         $15,376         $24,399         $12,444
31-Jul-99         $14,452         $15,291         $23,638         $12,392
31-Aug-99         $14,395         $15,204         $23,520         $12,386
30-Sep-99         $14,464         $15,217         $22,875         $12,530
31-Oct-99         $14,766         $15,463         $24,323         $12,576
30-Nov-99         $14,986         $15,766         $24,817         $12,575
31-Dec-99         $15,398         $16,291         $26,279         $12,514
31-Jan-00         $15,022         $16,001         $24,960         $12,473
29-Feb-00         $15,269         $16,391         $24,487         $12,624
31-Mar-00         $15,738         $16,799         $26,882         $12,791
30-Apr-00         $15,442         $16,466         $26,073         $12,754
31-May-00         $15,229         $16,267         $25,539         $12,747
30-Jun-00         $15,667         $16,721         $26,169         $13,012
31-Jul-00         $15,584         $16,671         $25,761         $13,131
31-Aug-00         $16,085         $17,199         $27,361         $13,321
30-Sep-00         $15,835         $17,012         $25,917         $13,405
31-Oct-00         $15,787         $16,908         $25,808         $13,493
30-Nov-00         $15,462         $16,560         $23,774         $13,715
31-Dec-00         $15,815         $17,043         $23,891         $13,970
31-Jan-01         $16,087         $17,367         $24,739         $14,198
28-Feb-01         $15,594         $16,945         $22,483         $14,321
31-Mar-01         $15,297         $16,563         $21,057         $14,393
30-Apr-01         $15,732         $17,021         $22,693         $14,332
31-May-01         $15,807         $17,108         $22,845         $14,418
30-Jun-01         $15,770         $17,035         $22,290         $14,473
31-Jul-01         $15,820         $17,103         $22,072         $14,797
31-Aug-01         $15,632         $16,912         $20,690         $14,967
30-Sep-01         $15,107         $16,288         $19,018         $15,141
31-Oct-01         $15,410         $16,666         $19,382         $15,457
30-Nov-01         $15,675         $16,981         $20,868         $15,244
31-Dec-01         $15,759         $17,093         $21,052         $15,147
31-Jan-02         $15,643         $17,007         $20,744         $15,269
28-Feb-02         $15,592         $16,985         $20,344         $15,417
31-Mar-02         $15,759         $17,197         $21,109         $15,161
30-Apr-02         $15,682         $17,202         $19,830         $15,456
31-May-02         $15,695         $17,197         $19,683         $15,587
30-Jun-02         $15,384         $16,809         $18,282         $15,723
31-Jul-02         $14,875         $16,201         $16,858         $15,913
31-Aug-02         $15,045         $16,369         $16,967         $16,182
30-Sep-02         $14,575         $15,866         $15,123         $16,444
31-Oct-02         $14,903         $16,169         $16,454         $16,368
30-Nov-02         $15,243         $16,568         $17,423         $16,363
31-Dec-02         $15,125         $16,438         $16,400         $16,702
31-Jan-03         $14,926         $16,263         $15,970         $16,717
28-Feb-03         $14,913         $16,240         $15,731         $16,948
31-Mar-03         $14,939         $16,249         $15,883         $16,934
30-Apr-03         $15,539         $16,889         $17,192         $17,075
31-May-03         $16,113         $17,524         $18,098         $17,392
30-Jun-03         $16,193         $17,632         $18,330         $17,358
31-Jul-03         $16,059         $17,514         $18,652         $16,774
31-Aug-03         $16,286         $17,776         $19,016         $16,885
30-Sep-03         $16,501         $17,994         $18,815         $17,332
31-Oct-03         $16,837         $18,374         $19,879         $17,171
30-Nov-03         $16,971         $18,550         $20,054         $17,212
31-Dec-03         $17,402         $18,995         $21,105         $17,388
31-Jan-04         $17,593         $19,239         $21,494         $17,527
29-Feb-04         $17,785         $19,453         $21,792         $17,716
31-Mar-04         $17,802         $19,504         $21,463         $17,849
30-Apr-04         $17,390         $19,027         $21,126         $17,385
31-May-04         $17,431         $19,039         $21,416         $17,316
30-Jun-04         $17,674         $19,277         $21,831         $17,414
31-Jul-04         $17,467         $19,045         $21,109         $17,587
31-Aug-04         $17,660         $19,214         $21,193         $17,923
30-Sep-04         $17,858         $19,456         $21,422         $17,971
31-Oct-04         $18,079         $19,688         $21,750         $18,122
30-Nov-04         $18,411         $20,071         $22,631         $17,977
31-Dec-04         $18,759         $20,462         $23,400         $18,142
31-Jan-05         $18,620         $20,309         $22,829         $18,257
28-Feb-05         $18,745         $20,479         $23,308         $18,149
31-Mar-05         $18,551         $20,232         $22,896         $18,056
30-Apr-05         $18,467         $20,103         $22,461         $18,300

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash.

  Source: Morningstar, Inc.


12 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                  55.5%
--------------------------------------------------------------------------------
(2)  SCHWAB S&P 500 INDEX FUND, Select Shares                           14.5%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                       9.9%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                       9.6%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                4.3%
--------------------------------------------------------------------------------
(6)  GENERAL ELECTRIC CO.                                                0.2%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                   0.2%
--------------------------------------------------------------------------------
(8)  MICROSOFT CORP.                                                     0.1%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                     0.1%
--------------------------------------------------------------------------------
(10) PFIZER, INC.                                                        0.1%
--------------------------------------------------------------------------------
     TOTAL                                                              94.5%

STATISTICS

NUMBER OF HOLDINGS                                                         513
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   4%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $1,000
 ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

55.5% BONDS
20.1% LARGE-CAP STOCKS
 9.9% INTERNATIONAL STOCKS
 9.6% SMALL-CAP STOCKS
 4.9% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                Schwab MarketTrack Portfolios 13

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                ENDING
                                              BEGINNING      ACCOUNT VALUE           EXPENSES
                          EXPENSE RATIO 1   ACCOUNT VALUE  (Net of Expenses)   PAID DURING PERIOD 2
                           (Annualized)      at 11/1/04       at 4/30/05          11/1/04-4/30/05
---------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM)

  Actual Return              0.50%              $1,000          $1,037.80             $2.53
  Hypothetical 5% Return     0.50%              $1,000          $1,022.32             $2.51

---------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM)

  Actual Return              0.50%              $1,000          $1,031.60             $2.52
  Hypothetical 5% Return     0.50%              $1,000          $1,022.32             $2.51

---------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM)

  Actual Return              0.50%              $1,000          $1,026.90             $2.51
  Hypothetical 5% Return     0.50%              $1,000          $1,022.32             $2.51

---------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM)

  Actual Return              0.50%              $1,000          $1,021.50             $2.51
  Hypothetical 5% Return     0.50%              $1,000          $1,022.32             $2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


14 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                    11/1/04-    11/1/03-    11/1/02-  11/1/01-    11/1/00-   11/1/99-
                                                    4/30/05*    10/31/04    10/31/03  10/31/02    10/31/01   10/31/00
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               10.44        9.43       7.60       9.06      12.06       11.48
                                                    -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.15        0.08       0.09       0.05       0.22        0.04
  Net realized and unrealized gains or losses         0.25        1.02       1.85      (1.32)     (2.99)       0.69
                                                    -----------------------------------------------------------------
  Total income or loss from investment operations     0.40        1.10       1.94      (1.27)     (2.77)       0.73
Less distributions:
  Dividends from net investment income               (0.12)      (0.09)     (0.09)     (0.05)     (0.22)      (0.05)
  Distributions from net realized gains                --          --       (0.02)     (0.14)     (0.01)      (0.10)
                                                    -----------------------------------------------------------------
  Total distributions                                (0.12)      (0.09)     (0.11)     (0.19)     (0.23)      (0.15)
                                                    -----------------------------------------------------------------
Net asset value at end of period                     10.72       10.44       9.43       7.60       9.06       12.06
                                                    -----------------------------------------------------------------
Total return (%)                                      3.78 1     11.75      25.77     (14.40)    (23.27)       6.37

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 2                            0.50 3      0.50       0.50       0.50       0.50        0.57 4
  Gross operating expenses 2                          0.75 3      0.76       0.76       0.77       0.77        0.84
  Net investment income                               1.31 1      0.83       1.10       0.58       1.93        0.05
Portfolio turnover rate                                 48 1         7         10         15          5           3
Net assets, end of period ($ x 1,000,000)              453         450        427        353        405         441

*  Unaudited.

1  Not annualized.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3  Annualized.

4 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 15

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top holdings, the number in the circle is the security's rank among the top ten.

(1) Top holding

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 98.8% OTHER INVESTMENT
       COMPANIES                                         444,883         447,575

  1.1% SHORT-TERM
       INVESTMENT                                          4,856           4,856

  0.1% U.S. TREASURY
       OBLIGATION                                            598             598
--------------------------------------------------------------------------------
100.0% TOTAL INVESTMENTS                                 450,337         453,029

  0.0% OTHER ASSETS AND
       LIABILITIES, NET                                                      157
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                                  453,186

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       OTHER INVESTMENT COMPANIES
       98.8% of net assets

 /=(1) Schwab Institutional Select
       S&P 500 Fund    21,937,621                                        199,632

  /(2) Schwab International Index Fund,
       Select Shares    8,658,828                                        136,203

  /(3) Schwab Small-Cap Index Fund,
       Select Shares    5,603,788                                        111,740
                                                                     -----------
                                                                         447,575

       SECURITY                                      FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
       SHORT-TERM INVESTMENT
       1.1% of net assets

       Bank of America, London
       Time Deposit
         2.36%, 05/02/05                                   4,856           4,856

       U.S. TREASURY OBLIGATION
       0.1% of net assets

     = U.S. Treasury Bill
         2.73%, 06/16/05                                     600             598

END OF INVESTMENTS.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          LOSSES
S&P 500 Index, Long
Expires 06/17/05                             23           6,661         (205)


16 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $453,029 a
Receivables:
  Fund shares sold                                                          533
  Interest                                                                    1
  Due from brokers for futures                                               89
Prepaid expenses                                                    +        20
                                                                    ------------
TOTAL ASSETS                                                            453,672

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      388
  Investment adviser and administrator fees                                   7
  Transfer agent and shareholder service fees                                 9
Accrued expenses                                                    +        82
                                                                    ------------
TOTAL LIABILITIES                                                           486

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            453,672
TOTAL LIABILITIES                                                   -       486
                                                                    ------------
NET ASSETS                                                             $453,186

NET ASSETS BY SOURCE
Capital received from investors                                         480,682
Distributions in excess of net investment income                           (748)
Net realized capital losses                                             (29,235) b
Net unrealized capital gains                                              2,487 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$453,186             42,259                $10.72

  Unless stated, all numbers x 1,000.

a The fund paid $450,337 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

    Purchases                           $222,594
    Sales/maturities                    $236,098

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $413,846.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                      7.2%
  International Index Fund                 10.2%

  SCHWAB INSTITUTIONAL SELECT FUNDS
  Institutional Select
    S&P 500 Fund                           21.4%

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------------
  PORTFOLIO COST                        $453,951

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                  $23,586
  Losses                            +    (24,508)
                                    -------------
                                           ($922)

  AS OF DECEMBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                           $ --
  Long-term capital gains                   $ --

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
       2010                              $11,058
       2011                               13,010
       2012                         +      6,944
                                    -------------
                                         $31,012


                                                         See financial notes. 17

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $7,347
Interest                                                             +       35
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   7,382

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         8,831 a
Net realized losses on futures contracts                             +      (23)
                                                                     -----------
NET REALIZED GAINS                                                        8,808

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,018
Net unrealized losses on futures contracts                           +     (211)
                                                                     -----------
NET UNREALIZED GAINS                                                      2,807

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,032 b
Transfer agent and shareholder service fees                                 586 c
Trustees' fees                                                                5 d
Custodian fees                                                               20
Portfolio accounting fees                                                    31
Professional fees                                                            14
Registration fees                                                            10
Shareholder reports                                                          51
Other expenses                                                       +       12
                                                                     -----------
Total expenses                                                            1,761
Expense reduction                                                    -      588 e
                                                                     -----------
NET EXPENSES                                                              1,173

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   7,382
NET EXPENSES                                                         -    1,173
                                                                     -----------
NET INVESTMENT INCOME                                                     6,209
NET REALIZED GAINS                                                        8,808 f
NET UNREALIZED GAINS                                                 +    2,807 f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $17,824

  Unless stated, all numbers x 1,000.

a Includes losses of $2,512 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $11,615.


18 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-4/30/05    11/1/03-10/31/04
Net investment income                                $6,209              $3,780
Net realized gains or losses                          8,808              (5,316)
Net unrealized gains                        +         2,807              50,766
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               17,824              49,230

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $5,060              $4,156 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/04-4/30/05       11/1/03-10/31/04
                                      SHARES       VALUE   SHARES         VALUE
Shares sold                            3,910     $43,150    6,823       $68,910
Shares reinvested                        437       4,835      409         4,002
Shares redeemed                    +  (5,227)    (57,761)  (9,423)      (95,049) b
                                   ---------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                             (880)    ($9,776)  (2,191)     ($22,137)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/04-4/30/05      11/1/03-10/31/04
                                      SHARES  NET ASSETS   SHARES    NET ASSETS
Beginning of period                   43,139    $450,198   45,330      $427,261
Total increase or
decrease                           +    (880)      2,988   (2,191)       22,937 c
                                   ---------------------------------------------
END OF PERIOD                         42,259    $453,186   43,139      $450,198 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the current period are:

  Ordinary income                      $5,060
  Long-term capital gains                 $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributions in excess of net investment income in the amount of $748 and $1,897 at the end of the current period and the prior period, respectively.


                                                         See financial notes. 19

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
                                                      4/30/05*     10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value at beginning of period               15.57         14.36        12.05        13.88        17.22        16.37
                                                      -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.22          0.21         0.18         0.19         0.41         0.22
  Net realized and unrealized gains or losses           0.28          1.21         2.33        (1.62)       (3.22)        0.94
                                                      -------------------------------------------------------------------------
  Total income or loss from investment operations       0.50          1.42         2.51        (1.43)       (2.81)        1.16
Less distributions:
  Dividends from net investment income                 (0.23)        (0.21)       (0.20)       (0.24)       (0.44)       (0.18)
  Distributions from net realized gains                   --            --           --        (0.16)       (0.09)       (0.13)
                                                      -------------------------------------------------------------------------
  Total distributions                                  (0.23)        (0.21)       (0.20)       (0.40)       (0.53)       (0.31)
                                                      -------------------------------------------------------------------------
  Net asset value at end of period                     15.84         15.57        14.36        12.05        13.88        17.22
                                                      -------------------------------------------------------------------------
  Total return (%)                                      3.16 1        9.94        21.18       (10.78)      (16.71)        7.08

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 2                              0.50 3        0.50         0.50         0.50         0.50         0.57 4
  Gross operating expenses 2                            0.72 3        0.73         0.74         0.75         0.74         0.82
  Net investment income                                 1.30 1        1.35         1.48         1.35         2.58         1.32
Portfolio turnover rate                                   29 1           9            9           21           10           12
Net assets, end of period ($ x 1,000,000)                644           614          578          510          511          566

* Unaudited.

1 Not annualized.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


20 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
 16.2%   COMMON STOCK                                  70,061            104,089

 81.7%   OTHER INVESTMENT
         COMPANIES                                    482,636            526,056

  2.0%   SHORT-TERM
         INVESTMENT                                    12,980             12,980

  0.1%   U.S. TREASURY
         OBLIGATION                                       812                812
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                            566,489            643,937

  0.0%   OTHER ASSETS AND
         LIABILITIES, NET                                                    110
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                644,047

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK   16.2% of net assets

       AUTOMOBILES & COMPONENTS  0.1%
       -------------------------------------------------------------------------
       Cooper Tire & Rubber Co.    700                                        12
       Dana Corp.    1,578                                                    18
       Delphi Corp.    5,743                                                  19
       Ford Motor Co.    18,103                                              165
       General Motors Corp.    5,425                                         145
     o Goodyear Tire & Rubber Co.    1,600                                    19
       Harley-Davidson, Inc.    3,000                                        141
       Johnson Controls, Inc.    1,800                                        99
       Visteon Corp.    1,558                                                  5
                                                                     -----------
                                                                             623
       BANKS  1.2%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    3,300                                              87
       Bank of America Corp.    39,824                                     1,794
       BB&T Corp.    5,300                                                   208
       Comerica, Inc.    1,700                                                97
       Compass Bancshares, Inc.    1,200                                      51
       Countrywide Financial Corp.    5,298                                  192
       Fannie Mae    9,400                                                   507
       Fifth Third Bancorp    5,369                                          233
       First Horizon National Corp.    1,200                                  50
       Freddie Mac    6,600                                                  406
       Golden West Financial Corp.    2,800                                  174
       Huntington Bancshares, Inc.    2,262                                   53
       KeyCorp, Inc.    4,400                                                146
       M&T Bank Corp.    998                                                 103
       Marshall & Ilsley Corp.    2,056                                       88
       MGIC Investment Corp.    900                                           53
       National City Corp.    6,100                                          207
       North Fork Bancorp., Inc.    4,500                                    127
       PNC Financial Services Group, Inc.    2,800                           149
       Regions Financial Corp.    4,542                                      152
       Sovereign Bancorp, Inc.    3,700                                       76
       SunTrust Banks, Inc.    3,500                                         255
       Synovus Financial Corp.    2,750                                       77
       U.S. Bancorp    18,662                                                521
       Wachovia Corp.    15,610                                              799
       Washington Mutual, Inc.    8,682                                      359
       Wells Fargo & Co.    16,615                                           996
       Zions Bancorp.    900                                                  63
                                                                     -----------
                                                                           8,023
       CAPITAL GOODS  1.5%
       -------------------------------------------------------------------------
       3M Co.    7,600                                                       581
       American Power Conversion Corp.    1,725                               42


                                                         See financial notes. 21

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       American Standard Cos., Inc.    2,100                                  94
       The Boeing Co.     8,078                                              481
       Caterpillar, Inc.     3,300                                           290
       Cooper Industries Ltd., Class A    900                                 57
       Crane Co.    300                                                        8
       Cummins, Inc.     400                                                  27
       Danaher Corp.     2,800                                               142
       Deere & Co.    2,300                                                  144
       Dover Corp.    2,000                                                   73
       Eaton Corp.    1,400                                                   82
       Emerson Electric Co.    4,000                                         251
       Fluor Corp.    800                                                     41
       General Dynamics Corp.    2,000                                       210
  =(6) General Electric Co.    104,100                                     3,768
       Goodrich Corp.    1,100                                                44
       Honeywell International, Inc.    8,437                                302
       Illinois Tool Works, Inc.    2,700                                    226
       Ingersoll-Rand Co., Class A    1,650                                  127
       ITT Industries, Inc.    900                                            81
       L-3 Communications Holdings, Inc.    1,100                             78
       Lockheed Martin Corp.    3,900                                        238
       Masco Corp.    4,500                                                  142
     o Navistar International Corp.    700                                    21
       Northrop Grumman Corp.     3,592                                      197
       Paccar, Inc.   1,575                                                  107
       Pall Corp.    1,000                                                    27
       Parker Hannifin Corp.    1,150                                         69
     o Power-One, Inc.    400                                                  2
       Raytheon Co.    4,500                                                 169
       Rockwell Automation, Inc.    1,900                                     88
       Rockwell Collins, Inc.   1,900                                         87
       Textron, Inc.    1,500                                                113
     o Thomas & Betts Corp.    281                                             9
       Tyco International Ltd.   19,803                                      620
       United Technologies Corp.    5,000                                    508
       W.W. Grainger, Inc.    900                                             50
                                                                     -----------
                                                                           9,596
       COMMERCIAL SERVICES & SUPPLIES  0.2%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.     3,100                                25
     o Apollo Group, Inc., Class A     1,700                                 122
       Avery Dennison Corp.     1,200                                         63
       Cendant Corp.    10,332                                               206
       Cintas Corp.    1,638                                                  63
       Deluxe Corp.    700                                                    28
       Equifax, Inc.    1,200                                                 40
       H&R Block, Inc.    1,700                                               85
     o Monster Worldwide, Inc.    954                                         22
     o PHH Corp.    476                                                       11
       Pitney Bowes, Inc.    2,300                                           103
       R.R. Donnelley & Sons Co.    2,100                                     69
       Robert Half International, Inc.    1,700                               42
       Waste Management, Inc.    5,517                                       157
                                                                     -----------
                                                                           1,036
       CONSUMER DURABLES & APPAREL  0.2%
       -------------------------------------------------------------------------
       Black & Decker Corp.    900                                            75
       Brunswick Corp.    900                                                 38
       Centex Corp.    1,200                                                  69
     o Coach, Inc.    3,600                                                   96
       Eastman Kodak Co.    3,100                                             77
       Fortune Brands, Inc.    1,400                                         118
       Hasbro, Inc.    1,650                                                  31
       Jones Apparel Group, Inc.    1,200                                     37
       KB Home    800                                                         46
       Leggett & Platt, Inc.    2,000                                         54
       Liz Claiborne, Inc.     1,200                                          42
       Mattel, Inc.    4,150                                                  75
       Maytag Corp.    900                                                     9
       Newell Rubbermaid, Inc.    2,745                                       60
       Nike, Inc., Class B    2,300                                          177
       Pulte Homes, Inc.    1,200                                             86
       Reebok International Ltd.     500                                      20
       Snap-On, Inc.    600                                                   20
       The Stanley Works    600                                               26
       VF Corp.    1,200                                                      68
       Whirlpool Corp.     800                                                50
                                                                     -----------
                                                                           1,274
       DIVERSIFIED FINANCIALS  1.3%
       -------------------------------------------------------------------------
       American Express Co.    11,500                                        606
       The Bank of New York Co., Inc.    7,300                               204
       The Bear Stearns Cos., Inc.    1,082                                  102
       Capital One Financial Corp.    2,400                                  170
     / The Charles Schwab Corp.    11,242                                    116
       CIT Group, Inc.    2,000                                               81


22 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
   (9) Citigroup, Inc.    51,292                                           2,409
     o E*TRADE Financial Corp.    3,500                                       39
       Federated Investors, Inc., Class B    1,100                            31
       Franklin Resources, Inc.     1,900                                    130
       Goldman Sachs Group, Inc.     4,379                                   468
       Janus Capital Group, Inc.     2,200                                    29
       JPMorgan Chase & Co.    34,915                                      1,239
       Lehman Brothers Holdings, Inc.    2,600                               238
       MBNA Corp.    12,550                                                  248
       Mellon Financial Corp.     4,100                                      114
       Merrill Lynch & Co., Inc.    9,400                                    507
       Moody's Corp.    1,500                                                123
       Morgan Stanley    10,900                                              574
       Northern Trust Corp.    2,200                                          99
       Principal Financial Group, Inc.    3,065                              120
     o Providian Financial Corp.     2,900                                    48
       SLM Corp.    4,500                                                    214
       State Street Corp.     3,300                                          153
       T. Rowe Price Group, Inc.     1,200                                    66
                                                                     -----------
                                                                           8,128
       ENERGY  1.4%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    1,000                                            94
       Anadarko Petroleum Corp.    2,418                                     177
       Apache Corp.    3,308                                                 186
       Ashland, Inc.    800                                                   54
       Baker Hughes, Inc.    3,360                                           148
       BJ Services Co.    1,500                                               73
       Burlington Resources, Inc.    3,810                                   185
       ChevronTexaco Corp.    20,654                                       1,074
       ConocoPhillips    6,846                                               718
       Devon Energy Corp.    4,600                                           208
       El Paso Corp.    6,306                                                 63
       EOG Resources, Inc.    2,256                                          107
   (7) Exxon Mobil Corp.    62,758                                         3,579
       Halliburton Co.    4,958                                              206
       Kerr-McGee Corp.    1,569                                             122
       Kinder Morgan, Inc.    1,107                                           85
       Marathon Oil Corp.    3,400                                           158
     o Nabors Industries Ltd.    1,400                                        75
     o National-Oilwell Varco, Inc.    1,600                                  64
       Noble Corp.    1,300                                                   66
       Occidental Petroleum Corp.    3,900                                   269
       Rowan Cos., Inc.     1,100                                             29
       Schlumberger Ltd.    5,700                                            390
       Sunoco, Inc.    700                                                    70
     o Transocean, Inc.    2,945                                             137
       Unocal Corp.    2,700                                                 147
       Valero Energy Corp.    2,400                                          164
       Williams Cos., Inc.    5,000                                           85
       XTO Energy, Inc.    3,333                                             101
                                                                     -----------
                                                                           8,834
       FOOD & STAPLES RETAILING  0.5%
       -------------------------------------------------------------------------
       Albertson's, Inc.    3,538                                             70
       Costco Wholesale Corp.    4,400                                       179
       CVS Corp.    3,900                                                    201
     o Kroger Co.    7,200                                                   114
     o Safeway, Inc.    4,200                                                 89
       Supervalu, Inc.    1,400                                               44
       Sysco Corp.    6,200                                                  214
       Wal-Mart Stores, Inc.    33,300                                     1,570
       Walgreen Co.    9,900                                                 426
     o Winn-Dixie Stores, Inc.    1,500                                        2
                                                                     -----------
                                                                           2,909
       FOOD BEVERAGE & TOBACCO  0.8%
       -------------------------------------------------------------------------
       Altria Group, Inc.    20,300                                        1,319
       Anheuser-Busch Cos., Inc.    7,800                                    366
       Archer-Daniels-Midland Co.    6,532                                   118
       Brown-Forman Corp., Class B    904                                     50
       Campbell Soup Co.    3,200                                             95
       The Coca-Cola Co.    22,300                                           969
       Coca-Cola Enterprises, Inc.    4,000                                   81
       ConAgra Foods, Inc.    4,900                                          131
       General Mills, Inc.    3,576                                          177
       H.J. Heinz Co.    3,400                                               125
       Hershey Foods Corp.    2,400                                          153
       Kellogg Co.    3,400                                                  153
       McCormick & Co., Inc.    1,400                                         49
       Molson Coors Brewing Co., Class B    800                               49
       The Pepsi Bottling Group, Inc.    1,932                                55
       PepsiCo, Inc.    16,460                                               916
       Reynolds American, Inc.    1,142                                       89
       Sara Lee Corp.    7,600                                               163
       UST, Inc.    1,600                                                     73
       Wm. Wrigley Jr. Co.    1,900                                          131
                                                                     -----------
                                                                           5,262


                                                         See financial notes. 23

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HEALTH CARE EQUIPMENT & SERVICES  0.8%
       -------------------------------------------------------------------------
       Aetna, Inc.    2,848                                                  209
       AmerisourceBergen Corp.    1,000                                       61
       Bausch & Lomb, Inc.    600                                             45
       Baxter International, Inc.    6,100                                   226
       Becton Dickinson & Co.    2,600                                       152
       Biomet, Inc.    2,475                                                  96
     o Boston Scientific Corp.    7,448                                      220
       C.R. Bard, Inc.    1,000                                               71
       Cardinal Health, Inc.    4,100                                        228
     o Caremark Rx, Inc.    4,470                                            179
       CIGNA Corp.    1,400                                                  129
     o Express Scripts, Inc.    800                                           72
     o Fisher Scientific International,
       Inc.    1,115                                                          66
       Guidant Corp.    3,000                                                222
       HCA, Inc.    4,000                                                    223
       Health Management Associates,
       Inc., Class A    2,400                                                 59
     o Hospira, Inc.    1,530                                                 51
     o Humana, Inc.    1,400                                                  49
       IMS Health, Inc.    2,300                                              55
     o Laboratory Corp. of America
       Holdings    1,300                                                      64
       Manor Care, Inc.    1,100                                              37
       McKesson Corp.    2,654                                                98
     o Medco Health Solutions, Inc.    2,641                                 135
       Medtronic, Inc.    11,800                                             622
     o Millipore Corp.    400                                                 19
       PerkinElmer, Inc.    1,000                                             19
       Quest Diagnostics    901                                               95
     o St. Jude Medical, Inc.    3,500                                       137
       Stryker Corp.    3,784                                                184
     o Tenet Healthcare Corp.    4,650                                        56
     o Thermo Electron Corp.    1,300                                         33
       UnitedHealth Group, Inc.    6,300                                     595
     o Waters Corp.    1,300                                                  52
     o WellPoint, Inc.    2,951                                              377
     o Zimmer Holdings, Inc.    2,300                                        187
                                                                     -----------
                                                                           5,123
       HOTELS RESTAURANTS & LEISURE  0.2%
       -------------------------------------------------------------------------
       Carnival Corp.    5,200                                               254
       Darden Restaurants, Inc.    1,800                                      54
       Harrah's Entertainment, Inc.    1,200                                  79
       Hilton Hotels Corp.    3,600                                           79
       International Game Technology    3,400                                 91
       Marriott International, Inc., Class A    2,200                        138
       McDonald's Corp.    12,400                                            363
     o Starbucks Corp.    3,960                                              196
       Starwood Hotels & Resorts
       Worldwide, Inc.    1,900                                              103
       Wendy's International, Inc.    1,000                                   43
       Yum! Brands, Inc.    3,120                                            147
                                                                     -----------
                                                                           1,547
       HOUSEHOLD & PERSONAL PRODUCTS  0.4%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    900                                     40
       Avon Products, Inc.    4,800                                          192
       Clorox Co.    1,500                                                    95
       Colgate-Palmolive Co.    5,300                                        264
       The Gillette Co.    9,700                                             501
       Kimberly-Clark Corp.    4,960                                         310
       Procter & Gamble Co.    25,000                                      1,354
                                                                     -----------
                                                                           2,756
       INSURANCE  0.7%
       -------------------------------------------------------------------------
       ACE Ltd.    2,500                                                     107
       AFLAC, Inc.    5,200                                                  211
       The Allstate Corp.    6,700                                           376
       AMBAC Financial Group, Inc.    1,015                                   68
       American International Group, Inc.    25,551                        1,299
       AON Corp.    2,625                                                     55
       Chubb Corp.    1,900                                                  155
       Cincinnati Financial Corp.    1,984                                    80
       Hartford Financial Services
       Group, Inc.    2,900                                                  210
       Jefferson-Pilot Corp.    1,412                                         71
       Lincoln National Corp.    1,900                                        86
       Loews Corp.    1,600                                                  114
       Marsh & McLennan Cos., Inc.    5,200                                  146
       MBIA, Inc.    1,350                                                    71
       Metlife, Inc.    7,310                                                284


24 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       The Progressive Corp.    2,100                                        192
       Prudential Financial, Inc.    5,200                                   297
       Safeco Corp.    1,100                                                  58
       The St. Paul Travelers Cos., Inc.    6,453                            231
       Torchmark Corp.    1,100                                               59
       UnumProvident Corp.    2,349                                           39
       XL Capital Ltd., Class A    1,300                                      91
                                                                     -----------
                                                                           4,300
       MATERIALS  0.5%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    2,300                               135
       Alcoa, Inc.    8,472                                                  246
       Allegheny Technologies, Inc.    735                                    16
       Ball Corp.    800                                                      32
       Bemis Co.    1,000                                                     28
       The Dow Chemical Co.    9,394                                         431
       E.I. du Pont de Nemours & Co.    9,592                                452
       Eastman Chemical Co.    800                                            43
       Ecolab, Inc.    2,200                                                  72
       Engelhard Corp.    1,300                                               40
       Freeport-McMoran Copper & Gold, Inc.,
       Class B    1,700                                                       59
       Georgia-Pacific Corp.    2,228                                         76
       Great Lakes Chemical Corp.    600                                      19
     o Hercules, Inc.    900                                                  12
       International Flavors &
       Fragrances, Inc.    1,100                                              42
       International Paper Co.    4,846                                      166
       Louisiana-Pacific Corp.   600                                          15
       MeadWestvaco Corp.    1,970                                            58
       Monsanto Co.    2,493                                                 146
       Neenah Paper, Inc.    150                                               5
       Newmont Mining Corp.    4,201                                         159
       Nucor Corp.    1,800                                                   92
     o Pactiv Corp.    1,500                                                  32
       Phelps Dodge Corp.    910                                              78
       PPG Industries, Inc.    1,700                                         115
       Praxair, Inc.    3,200                                                150
       Rohm & Haas Co.    2,205                                               96
     o Sealed Air Corp.    882                                                43
       Sigma-Aldrich Corp.    600                                             35
       Temple-Inland, Inc.    1,200                                           40
       United States Steel Corp.   900                                        38
       Vulcan Materials Co.    800                                            42
       Weyerhaeuser Co.    2,300                                             158
       Worthington Industries, Inc.    900                                    15
                                                                     -----------
                                                                           3,186
       MEDIA  0.6%
       -------------------------------------------------------------------------
       Clear Channel
       Communications, Inc.    5,217                                         167
     o Comcast Corp., Class A    21,843                                      701
       Dow Jones & Co., Inc.    800                                           27
       Gannett Co., Inc.    2,500                                            192
     o Interpublic Group of Cos., Inc.   3,700                                48
       Knight-Ridder, Inc.    900                                             58
       The McGraw-Hill Cos., Inc.    1,900                                   165
       Meredith Corp.    500                                                  24
       New York Times Co., Class A    1,400                                   47
     o News Corp, Inc., Class A    28,300                                    432
       Omnicom Group, Inc.    1,800                                          149
     o Time Warner, Inc.    45,150                                           759
       Tribune Co.    3,100                                                  120
     o Univision Communications, Inc.,
       Class A    3,104                                                       82
       Viacom, Inc., Class B    16,981                                       588
       The Walt Disney Co.    20,119                                         531
                                                                     -----------
                                                                           4,090
       PHARMACEUTICALS & BIOTECHNOLOGY  1.4%
       -------------------------------------------------------------------------
       Abbott Laboratories    15,300                                         752
       Allergan, Inc.    1,300                                                92
     o Amgen, Inc.    12,488                                                 727
       Applied Biosystems Group --
       Applera Corp.    2,000                                                 42
     o Biogen Idec, Inc.    3,125                                            113
       Bristol-Myers Squibb Co.    19,000                                    494
     o Chiron Corp.    1,800                                                  62
       Eli Lilly & Co.    10,900                                             637
     o Forest Laboratories, Inc.    3,400                                    121
     o Genzyme Corp.    2,400                                                141
     o Gilead Sciences, Inc.    4,300                                        160
  (10) Johnson & Johnson    29,254                                         2,008
     o King Pharmaceuticals, Inc.    2,133                                    17
     o Medimmune, Inc.    2,400                                               61
       Merck & Co., Inc.    21,600                                           732
       Mylan Laboratories, Inc.    2,600                                      43


                                                         See financial notes. 25

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Pfizer, Inc.    73,476                                              1,996
       Schering-Plough Corp.    14,100                                       294
     o Watson Pharmaceuticals, Inc.    1,000                                  30
       Wyeth    13,100                                                       589
                                                                     -----------
                                                                           9,111
       REAL ESTATE  0.1%
       -------------------------------------------------------------------------
       Apartment Investment &
       Management Co., Class A    900                                         34
       Archstone-Smith Trust    1,900                                         68
       Equity Office Properties Trust    3,900                               123
       Equity Residential    2,600                                            89
       Plum Creek Timber Co., Inc.    1,700                                   59
       ProLogis    1,700                                                      67
       Simon Property Group, Inc.    2,200                                   146
                                                                     -----------
                                                                             586
       RETAILING  0.6%
       -------------------------------------------------------------------------
     o Autonation, Inc.    3,000                                              55
     o AutoZone, Inc.    800                                                  66
     o Bed, Bath & Beyond, Inc.    2,800                                     104
       Best Buy Co., Inc.    3,150                                           159
     o Big Lots, Inc.    1,100                                                11
       Circuit City Stores, Inc.     2,000                                    32
       Dillards, Inc., Class A      500                                       12
       Dollar General Corp.    3,303                                          67
     o eBay, Inc.    11,936                                                  379
       Family Dollar Stores, Inc.    1,700                                    46
       Federated Department Stores, Inc.    1,700                             98
       The Gap, Inc.    7,200                                                154
       Genuine Parts Co.    1,800                                             77
       Home Depot, Inc.    21,700                                            768
       J.C. Penney Co., Inc. Holding Co.    2,800                            133
     o Kohl's Corp.    3,200                                                 152
       Limitedbrands    3,738                                                 81
       Lowe's Cos., Inc.    7,600                                            396
       The May Department Stores Co.    2,800                                 98
       Nordstrom, Inc.    1,300                                               66
     o Office Depot, Inc.    3,300                                            65
       OfficeMax, Inc.    700                                                 23
       RadioShack Corp.    1,900                                              47
     o Sears Holdings Corp.     660                                           89
       The Sherwin-Williams Co.    1,200                                      53
       Staples, Inc.    7,125                                                136
       Target Corp.    8,800                                                 408
       Tiffany & Co.    1,400                                                 42
       TJX Cos., Inc.    5,200                                               118
     o Toys `R' Us, Inc.    2,600                                             66
                                                                     -----------
                                                                           4,001
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.5%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.    3,840                                  55
     o Altera Corp.    3,680                                                  76
       Analog Devices, Inc.    3,400                                         116
     o Applied Materials, Inc.    16,200                                     241
     o Applied Micro Circuits Corp.    2,862                                   8
     o Broadcom Corp., Class A    2,900                                       87
     o Freescale Semiconductor, Inc.,
       Class B    3,898                                                       74
       Intel Corp.    61,200                                               1,439
     o KLA-Tencor Corp.    1,800                                              70
       Linear Technology Corp.    3,000                                      107
     o LSI Logic Corp.    3,000                                               16
       Maxim Integrated Products, Inc.   3,100                               116
     o Micron Technology, Inc.    5,400                                       52
       National Semiconductor Corp.    3,400                                  65
     o Novellus Systems, Inc.    1,325                                        31
     o Nvidia Corp.    1,400                                                  31
     o PMC -- Sierra, Inc.    1,600                                           13
     o Teradyne, Inc.    1,700                                                19
       Texas Instruments, Inc.    16,800                                     419
       Xilinx, Inc.    3,200                                                  86
                                                                     -----------
                                                                           3,121
       SOFTWARE & SERVICES  0.9%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.    2,400                                          143
     o Affiliated Computer Services, Inc.,
       Class A    1,271                                                       61
       Autodesk, Inc.    2,400                                                76
       Automatic Data Processing, Inc.    5,700                              248
     o BMC Software, Inc.    2,400                                            39
     o Citrix Systems, Inc.    1,800                                          41
       Computer Associates
       International, Inc.    5,625                                          151
     o Computer Sciences Corp.    1,680                                       73
     o Compuware Corp.    3,600                                               21


26 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
     o Convergys Corp.    1,354                                               18
     o Electronic Arts, Inc.    2,866                                        153
       Electronic Data Systems Corp.     4,600                                89
       First Data Corp.    7,888                                             300
     o Fiserv, Inc.    1,800                                                  76
     o Intuit, Inc.    1,972                                                  79
     o Mercury Interactive Corp.    800                                       33
   (8) Microsoft Corp.    99,400                                           2,515
     o Novell, Inc.    3,200                                                  19
     o Oracle Corp.    44,148                                                510
     o Parametric Technology Corp.    2,700                                   14
       Paychex, Inc.    3,600                                                110
       Sabre Holdings Corp., Class A    1,283                                 25
     o Siebel Systems, Inc.    4,300                                          39
     o SunGard Data Systems, Inc.    2,725                                    91
     o Symantec Corp.    7,000                                               131
     o Unisys Corp.    3,100                                                  20
     o Veritas Software Corp.    4,200                                        87
     o Yahoo! Inc.    12,600                                                 435
                                                                     -----------
                                                                           5,597
       TECHNOLOGY HARDWARE & EQUIPMENT  1.0%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    6,000                                  14
     o Agilent Technologies, Inc.    4,437                                    92
     o Andrew Corp.    1,550                                                  19
     o Apple Computer, Inc.    8,000                                         288
     o Avaya, Inc.    4,132                                                   36
     o CIENA Corp.    3,200                                                    7
     o Cisco Systems, Inc.    63,500                                       1,097
     o Comverse Technology, Inc.    1,900                                     43
     o Corning, Inc.    13,900                                               191
     o Dell, Inc.    24,200                                                  843
     o EMC Corp.    23,186                                                   304
     o Gateway, Inc.    3,100                                                 11
       Hewlett-Packard Co.    28,403                                         581
       International Business Machines
       Corp.    16,200                                                     1,237
     o Jabil Circuit, Inc.    1,998                                           55
     o JDS Uniphase Corp.    12,589                                           19
     o Lexmark International, Inc.,
       Class A    1,300                                                       90
     o Lucent Technologies, Inc.    40,092                                    97
       Molex, Inc.    1,875                                                   48
       Motorola, Inc.    24,131                                              370
     o NCR Corp.    2,000                                                     66
     o Network Appliance, Inc.    3,400                                       91
     o QLogic Corp.    869                                                    29
       Qualcomm, Inc.    16,200                                              565
     o Sanmina -- SCI Corp.    5,000                                          20
       Scientific-Atlanta, Inc.    1,600                                      49
     o Solectron Corp.    7,900                                               26
     o Sun Microsystems, Inc.    30,800                                      112
       Symbol Technologies, Inc.    1,908                                     26
       Tektronix, Inc.    900                                                 20
     o Tellabs, Inc.   4,000                                                  31
     o Xerox Corp.    9,400                                                  125
                                                                     -----------
                                                                           6,602
       TELECOMMUNICATION SERVICES  0.5%
       -------------------------------------------------------------------------
       Alltel Corp.    3,100                                                 176
       AT&T Corp.    7,358                                                   141
       BellSouth Corp.    17,800                                             471
       CenturyTel, Inc.    1,350                                              41
       Citizens Communications Co.    2,576                                   33
     o Nextel Communications, Inc.,
       Class A    11,100                                                     311
     o Qwest Communications
       International, Inc.    15,773                                          54
       SBC Communications, Inc.    32,336                                    770
       Sprint Corp. (FON Group)    14,500                                    323
       Verizon Communications, Inc.    27,258                                976
                                                                     -----------
                                                                           3,296
       TRANSPORTATION  0.3%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe
       Corp.    3,800                                                        183
       CSX Corp.    2,200                                                     88
     o Delta Air Lines, Inc.    1,300                                          4
       FedEx Corp.    2,920                                                  248
       Norfolk Southern Corp.    3,600                                       113
       Ryder Systems, Inc.    400                                             15
       Southwest Airlines Co.    7,480                                       111
       Union Pacific Corp.    2,500                                          160
       United Parcel Service, Inc.,
       Class B    10,818                                                     772
                                                                     -----------
                                                                           1,694


                                                         See financial notes. 27

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       UTILITIES  0.5%
       -------------------------------------------------------------------------
     o The AES Corp.    6,000                                                 96
     o Allegheny Energy, Inc.    1,070                                        26
       Ameren Corp.    1,800                                                  93
       American Electric Power Co., Inc.    3,860                            136
     o Calpine Corp.    2,700                                                  5
       Centerpoint Energy, Inc.    2,949                                      35
       Cinergy Corp.    1,600                                                 63
     o CMS Energy Corp.    1,000                                              13
       Consolidated Edison, Inc.    2,100                                     91
       Constellation Energy Group, Inc.    1,700                              89
       Dominion Resources, Inc.    3,378                                     255
       DTE Energy Co.    1,700                                                78
       Duke Energy Corp.    8,852                                            258
     o Dynegy, Inc., Class A    3,100                                         10
       Edison International    3,200                                         116
       Entergy Corp.    2,100                                                154
       Exelon Corp.    6,524                                                 323
       FirstEnergy Corp.    3,195                                            139
       FPL Group, Inc.    3,800                                              155
       KeySpan Corp.    1,300                                                 49
       Nicor, Inc.    500                                                     18
       NiSource, Inc.    2,646                                                62
       Peoples Energy Corp.    200                                             8
     o PG&E Corp.    4,000                                                   139
       Pinnacle West Capital Corp.    800                                     34
       PPL Corp.    1,800                                                     98
       Progress Energy, Inc.    2,475                                        104
       Public Service Enterprise
       Group, Inc.    2,300                                                  134
       Sempra Energy    2,103                                                 85
       The Southern Co.    7,200                                             237
       TECO Energy, Inc.    1,300                                             22
       TXU Corp.    2,367                                                    203
       Xcel Energy, Inc.    3,850                                             66
                                                                     -----------
                                                                           3,394
       OTHER INVESTMENT COMPANIES
       81.7% of net assets

 /=(1) Schwab Institutional Select
       S&P 500 Fund    15,554,348                                        141,544

  /(2) Schwab International Index Fund,
       Select Shares    8,175,320                                        128,598

  /(3) Schwab Small-Cap Index Fund,
       Select Shares    6,265,637                                        124,937

  /(4) Schwab Total Bond
       Market Fund    10,012,983                                         100,530

  /(5) Schwab Value Advantage Money
       Fund, Institutional Shares    30,446,772                           30,447
                                                                     -----------
                                                                         526,056

       SECURITY                                      FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)
       SHORT-TERM INVESTMENT
       2.0% of net assets

       Bank of America, London
       Time Deposit
         2.36%, 05/02/05                                  12,980          12,980

       U.S. TREASURY OBLIGATION
       0.1% of net assets

     = U.S. Treasury Bill
         2.73%, 06/16/05                                     815             812

END OF INVESTMENTS.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS 2.0% of net assets

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          LOSSES
S&P 500 Index, Long
Expires 06/17/05                            44           12,744         (393)


28 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $643,937 a
Cash                                                                         13
Receivables:
  Fund shares sold                                                          385
  Interest                                                                    2
  Dividends                                                                 476
  Due from brokers for futures                                              169
Prepaid expenses                                                    +        17
                                                                    ------------
TOTAL ASSETS                                                            644,999

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      529
  Investments bought                                                        325
  Investment adviser and administrator fees                                  11
  Transfer agent and shareholder service fees                                13
Accrued expenses                                                    +        74
                                                                    ------------
TOTAL LIABILITIES                                                           952

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            644,999
TOTAL LIABILITIES                                                   -       952
                                                                    ------------
NET ASSETS                                                             $644,047

NET ASSETS BY SOURCE
Capital received from investors                                         575,960
Net investment income not yet distributed                                   982
Net realized capital losses                                              (9,950) b
Net unrealized capital gains                                             77,055 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$644,047             40,656                $15.84

  Unless stated, all numbers x 1,000.

a The fund paid $566,489 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

    Purchases                       $183,492
    Sales/maturities                $178,458

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $294,215.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                  8.1%
  International Index Fund              9.7%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                8.8%

  SCHWAB INSTITUTIONAL SELECT FUNDS
  Institutional Select
    S&P 500 Fund                       15.2%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund                          0.1%

b These derive from investments and futures.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                    $568,510

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $96,670
  Losses                         +   (21,243)
                                 ------------
                                     $75,427

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $1,494
  Long-term capital gains                $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:              Loss amount
    2010                              $1,799
    2011                              16,068
    2012                         +     2,014
                                 ------------
                                     $19,881


                                                         See financial notes. 29

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $10,081
Interest                                                             +       72
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  10,153

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        14,371 a
Net realized gains received from underlying funds                           491
Net realized losses on futures contracts                             +     (145)
                                                                     -----------
NET REALIZED GAINS                                                       14,717

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (3,718)
Net unrealized losses on futures contracts                           +     (393)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (4,111)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,394 b
Transfer agent and shareholder service fees                                 814 c
Trustees' fees                                                                5 d
Custodian fees                                                               24
Portfolio accounting fees                                                    42
Professional fees                                                            14
Registration fees                                                             8
Shareholder reports                                                          41
Other expenses                                                       +       15
                                                                     -----------
Total expenses                                                            2,357
Expense reduction                                                    -      729 e
                                                                     -----------
NET EXPENSES                                                              1,628

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  10,153
NET EXPENSES                                                         -    1,628
                                                                     -----------
NET INVESTMENT INCOME                                                     8,525
NET REALIZED GAINS                                                       14,717 f
NET UNREALIZED LOSSES                                                +   (4,111) f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $19,131

  Unless stated, all numbers x 1,000.

a Includes gains of $9,333 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $10,606


30 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04
Net investment income                               $8,525               $8,245
Net realized gains or losses                        14,717                 (711)
Net unrealized gains or losses             +        (4,111)              48,907
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              19,131               56,441

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $9,037               $8,251 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
Shares sold                      4,684        $76,106      6,342        $95,944
Shares reinvested                  541          8,785        547          8,044
Shares redeemed               + (3,990)       (64,766)    (7,686)      (116,063) b
                              --------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                      1,235        $20,125       (797)      ($12,075)


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             39,421       $613,828     40,218       $577,713
Total increase or
decrease                      +  1,235         30,219       (797)        36,115 c
                              --------------------------------------------------
END OF PERIOD                   40,656       $644,047     39,421       $613,828 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income              $8,251
  Long-term capital gains         $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $982 and $1,494 at the end of the current period and prior period, respectively.


                                                         See financial notes. 31

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                             11/1/04    11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
                                                            4/30/05*    10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        14.66       13.78        12.05        13.47        15.53       14.85
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                        0.23        0.29         0.25         0.32         0.45        0.36
  Net realized and unrealized gains or losses                  0.17        0.88         1.77        (1.22)       (1.92)       0.69
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations              0.40        1.17         2.02        (0.90)       (1.47)       1.05
Less distributions:
  Dividends from net investment income                        (0.28)      (0.29)       (0.29)       (0.40)       (0.49)      (0.28)
  Distributions from net realized gains                          --          --           --        (0.12)       (0.10)      (0.09)
                                                            ------------------------------------------------------------------------
  Total distributions                                         (0.28)      (0.29)       (0.29)       (0.52)       (0.59)      (0.37)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                              14.78       14.66        13.78        12.05        13.47       15.53
                                                            ------------------------------------------------------------------------
Total return (%)                                               2.69 1      8.61        17.12        (7.08)       (9.72)       7.11

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 2                                     0.50 3      0.50         0.50         0.50         0.50        0.57 4
  Gross operating expenses 2                                   0.73 3      0.74         0.74         0.74         0.74        0.82
  Net investment income                                        1.52 1      2.03         1.98         2.35         3.31        2.46
Portfolio turnover rate                                          21 1        11           17           31           21          18
Net assets, end of period ($ x 1,000,000)                       525         541          516          462          497         510

* Unaudited.

1 Not annualized.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


32 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 13.3%  COMMON STOCK                                       47,810        69,950

 84.5%  OTHER INVESTMENT
        COMPANIES                                         408,386       443,814

  2.1%  SHORT-TERM
        INVESTMENT                                         11,221        11,221

  0.1%  U.S. TREASURY
        OBLIGATION                                            648           648
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                 468,065       525,633

(0.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (152)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                525,481

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 13.3% of net assets

      AUTOMOBILES & COMPONENTS 0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  400                                            7
      Dana Corp.  1,085                                                       12
      Delphi Corp.  3,884                                                     13
      Ford Motor Co.  12,185                                                 111
      General Motors Corp.  3,650                                             97
    o Goodyear Tire & Rubber Co.  1,000                                       12
      Harley-Davidson, Inc.  2,000                                            94
      Johnson Controls, Inc.  1,200                                           66
      Visteon Corp.  1,047                                                     4
                                                                     -----------
                                                                             416
      BANKS 1.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  2,600                                                 68
      Bank of America Corp.  26,286                                        1,184
      BB&T Corp.  3,600                                                      141
      Comerica, Inc.  1,100                                                   63
      Compass Bancshares, Inc.  800                                           34
      Countrywide Financial Corp.  3,498                                     127
      Fannie Mae  6,300                                                      340
      Fifth Third Bancorp  3,658                                             159
      First Horizon National Corp.  800                                       33
      Freddie Mac  4,500                                                     277
      Golden West Financial Corp.  2,000                                     125
      Huntington Bancshares, Inc.  1,597                                      38
      KeyCorp, Inc.  2,600                                                    86
      M&T Bank Corp.  800                                                     83
      Marshall & Ilsley Corp.  1,344                                          57
      MGIC Investment Corp.  700                                              41
      National City Corp.  4,100                                             139
      North Fork Bancorp., Inc.  3,000                                        85
      PNC Financial Services Group, Inc.  1,900                              101
      Regions Financial Corp.  3,078                                         103
      Sovereign Bancorp, Inc.  1,800                                          37
      SunTrust Banks, Inc.  2,300                                            168
      Synovus Financial Corp.  1,900                                          53
      U.S. Bancorp  12,554                                                   350
      Wachovia Corp.  10,494                                                 537
      Washington Mutual, Inc.  5,874                                         243
      Wells Fargo & Co.  10,835                                              650
      Zions Bancorp.  600                                                     42
                                                                     -----------
                                                                           5,364
      CAPITAL GOODS 1.2%
      --------------------------------------------------------------------------
      3M Co.  5,000                                                          382
      American Power Conversion Corp.  1,175                                  29


                                                         See financial notes. 33

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      American Standard Cos., Inc.  1,500                                     67
      The Boeing Co.  5,484                                                  326
      Caterpillar, Inc.  2,300                                               203
      Cooper Industries Ltd., Class A  600                                    38
      Crane Co.  200                                                           5
      Cummins, Inc.  300                                                      20
      Danaher Corp.  2,000                                                   101
      Deere & Co.  1,500                                                      94
      Dover Corp.  1,400                                                      51
      Eaton Corp.  1,000                                                      59
      Emerson Electric Co.  2,800                                            176
      Fluor Corp.  500                                                        26
      General Dynamics Corp.  1,300                                          137
 =(6) General Electric Co.  68,100                                         2,465
      Goodrich Corp.  700                                                     28
      Honeywell International, Inc.  5,700                                   204
      Illinois Tool Works, Inc.  2,000                                       168
      Ingersoll-Rand Co., Class A  1,100                                      85
      ITT Industries, Inc.  600                                               54
      L-3 Communications Holdings, Inc.  700                                  50
      Lockheed Martin Corp.  2,900                                           177
      Masco Corp.  3,000                                                      94
    o Navistar International Corp.  400                                       12
      Northrop Grumman Corp.  2,256                                          124
      Paccar, Inc.  1,050                                                     71
      Pall Corp.  800                                                         21
      Parker Hannifin Corp.  700                                              42
    o Power-One, Inc.  240                                                     1
      Raytheon Co.  2,600                                                     98
      Rockwell Automation, Inc.  1,200                                        55
      Rockwell Collins, Inc.  1,200                                           55
      Textron, Inc.  1,000                                                    75
    o Thomas & Betts Corp.  231                                                7
      Tyco International Ltd.  12,949                                        405
      United Technologies Corp.  3,300                                       336
      W.W. Grainger, Inc.  600                                                33
                                                                     -----------
                                                                           6,374
      COMMERCIAL SERVICES & SUPPLIES 0.1%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.  2,100                                    17
    o Apollo Group, Inc., Class A  1,100                                      79
      Avery Dennison Corp.  700                                               37
      Cendant Corp.  6,415                                                   128
      Cintas Corp.  1,102                                                     42
      Deluxe Corp.  500                                                       20
      Equifax, Inc.  900                                                      30
      H&R Block, Inc.  1,200                                                  60
    o Monster Worldwide, Inc.  666                                            15
    o PHH Corp.  320                                                           7
      Pitney Bowes, Inc.  1,600                                               72
      R.R. Donnelley & Sons Co.  1,400                                        46
      Robert Half International, Inc.  1,200                                  30
      Waste Management, Inc.  3,712                                          106
                                                                     -----------
                                                                             689
      CONSUMER DURABLES & APPAREL 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.  600                                               50
      Brunswick Corp.  600                                                    25
      Centex Corp.  800                                                       46
    o Coach, Inc.  2,400                                                      64
      Eastman Kodak Co.  2,000                                                50
      Fortune Brands, Inc.  1,000                                             85
      Hasbro, Inc.  1,275                                                     24
      Jones Apparel Group, Inc.  800                                          25
      KB Home  600                                                            34
      Leggett & Platt, Inc.  1,300                                            35
      Liz Claiborne, Inc.  800                                                28
      Mattel, Inc.  2,825                                                     51
      Maytag Corp.  600                                                        6
      Newell Rubbermaid, Inc.  1,872                                          41
      Nike, Inc., Class B  1,700                                             131
      Pulte Homes, Inc.  800                                                  57
      Reebok International Ltd.  300                                          12
      Snap-On, Inc.  350                                                      12
      The Stanley Works  600                                                  26
      VF Corp.  800                                                           45
      Whirlpool Corp.  500                                                    31
                                                                     -----------
                                                                             878
      DIVERSIFIED FINANCIALS 1.0%
      --------------------------------------------------------------------------
      American Express Co.  8,300                                            437
      The Bank of New York Co., Inc.  4,900                                  137
      The Bear Stearns Cos., Inc.  602                                        57
      Capital One Financial Corp.  1,500                                     106
    / The Charles Schwab Corp.  8,783                                         91
      CIT Group, Inc.  1,300                                                  52


34 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  (9) Citigroup, Inc.  33,476                                              1,572
    o E*TRADE Financial Corp.  2,400                                          27
      Federated Investors, Inc., Class B  700                                 20
      Franklin Resources, Inc.  1,700                                        117
      Goldman Sachs Group, Inc.  3,079                                       329
      Janus Capital Group, Inc.  1,400                                        18
      JPMorgan Chase & Co.  22,713                                           806
      Lehman Brothers Holdings, Inc.  1,800                                  165
      MBNA Corp.  8,268                                                      163
      Mellon Financial Corp.  2,800                                           77
      Merrill Lynch & Co., Inc.  6,300                                       340
      Moody's Corp.  1,000                                                    82
      Morgan Stanley  7,010                                                  369
      Northern Trust Corp.  1,400                                             63
      Principal Financial Group, Inc.  2,329                                  91
    o Providian Financial Corp.  1,900                                        32
      SLM Corp.  3,000                                                       143
      State Street Corp.  2,200                                              102
      T. Rowe Price Group, Inc.  800                                          44
                                                                     -----------
                                                                           5,440
      ENERGY 1.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  600                                                 56
      Anadarko Petroleum Corp.  1,510                                        110
      Apache Corp.  2,048                                                    115
      Ashland, Inc.  500                                                      34
      Baker Hughes, Inc.  2,250                                               99
      BJ Services Co.  1,000                                                  49
      Burlington Resources, Inc.  2,820                                      137
      ChevronTexaco Corp.  13,790                                            717
      ConocoPhillips  4,324                                                  453
      Devon Energy Corp.  3,000                                              136
      El Paso Corp.  3,222                                                    32
      EOG Resources, Inc.  1,518                                              72
  (7) Exxon Mobil Corp.  42,420                                            2,419
      Halliburton Co.  2,974                                                 124
      Kerr-McGee Corp.  771                                                   60
      Kinder Morgan, Inc.  745                                                57
      Marathon Oil Corp.  2,100                                               98
    o Nabors Industries Ltd.  1,000                                           54
      Noble Corp.  900                                                        46
      Occidental Petroleum Corp.  2,400                                      166
      Rowan Cos., Inc.  600                                                   16
      Schlumberger Ltd.  3,900                                               267
      Sunoco, Inc.  600                                                       60
    o Transocean, Inc.  2,016                                                 93
      Unocal Corp.  1,600                                                     87
      Valero Energy Corp.  1,600                                             110
      Williams Cos., Inc.  3,000                                              51
      XTO Energy, Inc.  2,266                                                 68
                                                                     -----------
                                                                           5,786
      FOOD & STAPLES RETAILING 0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.  2,671                                                53
      Costco Wholesale Corp.  3,000                                          122
      CVS Corp.  2,600                                                       134
    o Kroger Co.  5,300                                                       84
    o Safeway, Inc.  2,800                                                    60
      Supervalu, Inc.  900                                                    28
      Sysco Corp.  4,400                                                     152
      Wal-Mart Stores, Inc.  27,400                                        1,292
      Walgreen Co.  6,600                                                    284
    o Winn-Dixie Stores, Inc.  1,200                                           1
                                                                     -----------
                                                                           2,210
      FOOD BEVERAGE & TOBACCO 0.7%
      --------------------------------------------------------------------------
      Altria Group, Inc.  13,200                                             858
      Anheuser-Busch Cos., Inc.  5,200                                       244
      Archer-Daniels-Midland Co.  4,446                                       80
      Brown-Forman Corp., Class B  804                                        45
      Campbell Soup Co.  2,800                                                83
      The Coca-Cola Co.  15,800                                              686
      Coca-Cola Enterprises, Inc.  2,700                                      55
      ConAgra Foods, Inc.  3,300                                              88
      General Mills, Inc.  2,392                                             118
      H.J. Heinz Co.  2,300                                                   85
      Hershey Foods Corp.  1,600                                             102
      Kellogg Co.  2,700                                                     121
      McCormick & Co., Inc.  900                                              31
      Molson Coors Brewing Co., Class B  200                                  12
      The Pepsi Bottling Group, Inc.  1,826                                   52
      PepsiCo, Inc.  11,070                                                  616
      Reynolds American, Inc.  914                                            71
      Sara Lee Corp.  5,100                                                  109
      UST, Inc.  1,100                                                        51
      Wm. Wrigley Jr. Co.  1,600                                             111
                                                                     -----------
                                                                           3,618


                                                         See financial notes. 35

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HEALTH CARE EQUIPMENT & SERVICES 0.7%
      --------------------------------------------------------------------------
      Aetna, Inc.  2,068                                                     152
      AmerisourceBergen Corp.  700                                            43
      Bausch & Lomb, Inc.  400                                                30
      Baxter International, Inc.  3,800                                      141
      Becton Dickinson & Co.  1,800                                          105
      Biomet, Inc.  1,575                                                     61
    o Boston Scientific Corp.  5,248                                         155
      C.R. Bard, Inc.  600                                                    43
      Cardinal Health, Inc.  2,775                                           154
    o Caremark Rx, Inc.  2,408                                                96
      CIGNA Corp.  1,000                                                      92
    o Express Scripts, Inc.  500                                              45
    o Fisher Scientific International, Inc.  720                              43
      Guidant Corp.  2,000                                                   148
      HCA, Inc.  3,400                                                       190
      Health Management Associates, Inc., Class A  1,600                      39
    o Hospira, Inc.  1,020                                                    34
    o Humana, Inc.  800                                                       28
      IMS Health, Inc.  1,500                                                 36
    o Laboratory Corp. of America Holdings  900                               44
      Manor Care, Inc.  500                                                   17
      McKesson Corp.  1,773                                                   65
    o Medco Health Solutions, Inc.  1,784                                     91
      Medtronic, Inc.  7,800                                                 411
    o Millipore Corp.  200                                                    10
      PerkinElmer, Inc.  600                                                  11
      Quest Diagnostics  735                                                  78
    o St. Jude Medical, Inc.  2,120                                           83
      Stryker Corp.  2,546                                                   124
    o Tenet Healthcare Corp.  3,150                                           38
    o Thermo Electron Corp.  900                                              22
      UnitedHealth Group, Inc.  4,200                                        397
    o Waters Corp.  900                                                       36
    o WellPoint, Inc.  1,926                                                 246
    o Zimmer Holdings, Inc.  1,500                                           122
                                                                     -----------
                                                                           3,430
      HOTELS RESTAURANTS & LEISURE 0.2%
      --------------------------------------------------------------------------
      Carnival Corp.  4,100                                                  200
      Darden Restaurants, Inc.  1,350                                         41
      Harrah's Entertainment, Inc.  700                                       46
      Hilton Hotels Corp.  2,500                                              55
      International Game Technology  2,100                                    57
      Marriott International, Inc., Class A  1,500                            94
      McDonald's Corp.  8,100                                                237
    o Starbucks Corp.  2,440                                                 121
      Starwood Hotels & Resorts Worldwide, Inc.  1,200                        65
      Wendy's International, Inc.  800                                        34
      Yum! Brands, Inc.  2,060                                                97
                                                                     -----------
                                                                           1,047
      HOUSEHOLD & PERSONAL PRODUCTS 0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  600                                        27
      Avon Products, Inc.  3,000                                             120
      Clorox Co.  1,300                                                       82
      Colgate-Palmolive Co.  3,600                                           179
      The Gillette Co.  6,700                                                346
      Kimberly-Clark Corp.  3,380                                            211
      Procter & Gamble Co.  16,800                                           910
                                                                     -----------
                                                                           1,875
      INSURANCE 0.6%
      --------------------------------------------------------------------------
      ACE Ltd.  1,700                                                         73
      AFLAC, Inc.  3,300                                                     134
      The Allstate Corp.  4,700                                              264
      AMBAC Financial Group, Inc.  684                                        46
      American International Group, Inc.  16,942                             862
      AON Corp.  2,025                                                        42
      Chubb Corp.  1,200                                                      98
      Cincinnati Financial Corp.  1,323                                       53
      Hartford Financial Services Group, Inc.  1,800                         130
      Jefferson-Pilot Corp.  1,050                                            53
      Lincoln National Corp.  1,300                                           58
      Loews Corp.  1,200                                                      85
      Marsh & McLennan Cos., Inc.  3,600                                     101
      MBIA, Inc.  1,050                                                       55
      Metlife, Inc.  4,986                                                   194
      The Progressive Corp.  1,500                                           137
      Prudential Financial, Inc.  3,500                                      200
      Safeco Corp.  800                                                       42
      The St. Paul Travelers Cos., Inc.  4,241                               152


36 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Torchmark Corp.  800                                                    43
      UnumProvident Corp.  1,657                                              28
      XL Capital Ltd., Class A  800                                           56
                                                                     -----------
                                                                           2,906
      MATERIALS 0.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  1,500                                   88
      Alcoa, Inc.  5,648                                                     164
      Allegheny Technologies, Inc.  492                                       11
      Ball Corp.  800                                                         32
      Bemis Co.  600                                                          17
      The Dow Chemical Co.  6,049                                            278
      E.I. du Pont de Nemours & Co.  6,484                                   306
      Eastman Chemical Co.  600                                               32
      Ecolab, Inc.  2,000                                                     65
      Engelhard Corp.  800                                                    25
      Freeport-McMoran Copper & Gold, Inc., Class B  1,100                    38
      Georgia-Pacific Corp.  1,496                                            51
      Great Lakes Chemical Corp.  400                                         12
    o Hercules, Inc.  700                                                      9
      International Flavors & Fragrances, Inc.  800                           30
      International Paper Co.  3,166                                         109
      Louisiana-Pacific Corp.  700                                            17
      MeadWestvaco Corp.  1,279                                               38
      Monsanto Co.  1,727                                                    101
      Neenah Paper, Inc.  102                                                  3
      Newmont Mining Corp.  2,754                                            105
      Nucor Corp.  1,200                                                      61
    o Pactiv Corp.  1,000                                                     22
      Phelps Dodge Corp.  540                                                 46
      PPG Industries, Inc.  1,200                                             81
      Praxair, Inc.  2,000                                                    94
      Rohm & Haas Co.  1,421                                                  62
    o Sealed Air Corp.  621                                                   30
      Sigma-Aldrich Corp.  500                                                29
      Temple-Inland, Inc.  800                                                27
      United States Steel Corp.  700                                          30
      Vulcan Materials Co.  700                                               37
      Weyerhaeuser Co.  1,400                                                 96
      Worthington Industries, Inc.  300                                        5
                                                                     -----------
                                                                           2,151
      MEDIA 0.5%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.  4,080                              130
    o Comcast Corp., Class A  14,661                                         471
      Dow Jones & Co., Inc.  600                                              20
      Gannett Co., Inc.  1,700                                               131
    o Interpublic Group of Cos., Inc.  2,500                                  32
      Knight-Ridder, Inc.  600                                                39
      The McGraw-Hill Cos., Inc.  1,200                                      105
      Meredith Corp.  300                                                     14
      New York Times Co., Class A  1,100                                      37
    o News Corp, Inc., Class A  16,800                                       257
      Omnicom Group, Inc.  1,200                                              99
    o Time Warner, Inc.  29,650                                              498
      Tribune Co.  2,100                                                      81
    o Univision Communications, Inc., Class A  2,048                          54
      Viacom, Inc., Class B  11,418                                          395
      The Walt Disney Co.  13,217                                            349
                                                                     -----------
                                                                           2,712
      PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
      --------------------------------------------------------------------------
      Abbott Laboratories  10,200                                            501
      Allergan, Inc.  900                                                     63
    o Amgen, Inc.  8,340                                                     485
      Applied Biosystems Group --
      Applera Corp.  1,400                                                    30
    o Biogen Idec, Inc.  2,150                                                78
      Bristol-Myers Squibb Co.  12,800                                       333
    o Chiron Corp.  1,200                                                     41
      Eli Lilly & Co.  7,400                                                 433
    o Forest Laboratories, Inc.  2,400                                        86
    o Genzyme Corp.  1,400                                                    82
    o Gilead Sciences, Inc.  2,400                                            89
      Johnson & Johnson  19,272                                            1,323
    o King Pharmaceuticals, Inc.  1,388                                       11
    o Medimmune, Inc.  1,400                                                  35
      Merck & Co., Inc.  14,500                                              492
      Mylan Laboratories, Inc.  1,700                                         28
 (10) Pfizer, Inc.  49,386                                                 1,342
      Schering-Plough Corp.  9,500                                           198
    o Watson Pharmaceuticals, Inc.  600                                       18
      Wyeth  8,800                                                           395
                                                                     -----------
                                                                           6,063


                                                         See financial notes. 37

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      REAL ESTATE 0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  600                                                            23
      Archstone-Smith Trust  1,300                                            47
      Equity Office Properties Trust  2,600                                   82
      Equity Residential  1,700                                               58
      Plum Creek Timber Co., Inc.  1,200                                      41
      ProLogis  1,200                                                         47
      Simon Property Group, Inc.  1,100                                       73
                                                                     -----------
                                                                             371
      RETAILING 0.5%
      --------------------------------------------------------------------------
    o Autonation, Inc.  2,000                                                 37
    o AutoZone, Inc.  500                                                     41
    o Bed, Bath & Beyond, Inc.  1,800                                         67
      Best Buy Co., Inc.  2,100                                              106
    o Big Lots, Inc.  700                                                      7
      Circuit City Stores, Inc.  1,400                                        22
      Dillards, Inc., Class A  700                                            16
      Dollar General Corp.  2,202                                             45
    o eBay, Inc.  8,416                                                      267
      Family Dollar Stores, Inc.  1,100                                       30
      Federated Department Stores, Inc.  1,100                                63
      The Gap, Inc.  5,662                                                   121
      Genuine Parts Co.  1,150                                                49
      Home Depot, Inc.  14,600                                               516
      J.C. Penney Co., Inc. Holding Co.  1,700                                81
    o Kohl's Corp.  2,200                                                    105
      Limitedbrands  2,991                                                    65
      Lowe's Cos., Inc.  5,000                                               261
      The May Department Stores Co.  2,100                                    74
      Nordstrom, Inc.  900                                                    46
    o Office Depot, Inc.  2,500                                               49
      OfficeMax, Inc.  600                                                    19
      RadioShack Corp.  1,300                                                 32
    o Sears Holdings Corp.  503                                               68
      The Sherwin-Williams Co.  1,100                                         49
      Staples, Inc.  4,575                                                    87
      Target Corp.  5,800                                                    269
      Tiffany & Co.  950                                                      29
      TJX Cos., Inc.  3,600                                                   82
    o Toys `R' Us, Inc.  1,200                                                30
                                                                     -----------
                                                                           2,733
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.  2,040                                     29
    o Altera Corp.  2,546                                                     53
      Analog Devices, Inc.  2,300                                             78
    o Applied Materials, Inc.  10,900                                        162
    o Applied Micro Circuits Corp.  1,928                                      5
    o Broadcom Corp., Class A  2,000                                          60
    o Freescale Semiconductor, Inc.,
      Class B  1,630                                                          31
      Intel Corp.  42,100                                                    990
    o KLA-Tencor Corp.  1,200                                                 47
      Linear Technology Corp.  2,000                                          71
    o LSI Logic Corp.  2,000                                                  11
      Maxim Integrated Products, Inc.  2,100                                  78
    o Micron Technology, Inc.  3,600                                          35
      National Semiconductor Corp.  2,200                                     42
    o Novellus Systems, Inc.  900                                             21
    o Nvidia Corp.  900                                                       20
    o PMC -- Sierra, Inc.  1,100                                               9
    o Teradyne, Inc.  1,100                                                   12
      Texas Instruments, Inc.  11,300                                        282
      Xilinx, Inc.  2,100                                                     57
                                                                     -----------
                                                                           2,093
      SOFTWARE & SERVICES 0.7%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  1,600                                              95
    o Affiliated Computer Services, Inc.,
      Class A  465                                                            22
      Autodesk, Inc.  1,600                                                   51
      Automatic Data Processing, Inc.  3,900                                 169
    o BMC Software, Inc.  1,600                                               26
    o Citrix Systems, Inc.  1,200                                             27
      Computer Associates
      International, Inc.  3,825                                             103
    o Computer Sciences Corp.  1,090                                          47
    o Compuware Corp.  2,400                                                  14
    o Convergys Corp.  869                                                    11
    o Electronic Arts, Inc.  1,792                                            96
      Electronic Data Systems Corp.  3,100                                    60
      First Data Corp.  5,704                                                217
    o Fiserv, Inc.  1,200                                                     51
    o Intuit, Inc.  1,327                                                     53
    o Mercury Interactive Corp.  500                                          21


38 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  (8) Microsoft Corp.  69,800                                              1,766
    o Novell, Inc.  2,200                                                     13
    o Oracle Corp.  34,000                                                   393
    o Parametric Technology Corp.  1,800                                      10
      Paychex, Inc.  2,475                                                    76
      Sabre Holdings Corp., Class A  922                                      18
    o Siebel Systems, Inc.  3,000                                             27
    o SunGard Data Systems, Inc.  1,832                                       61
    o Symantec Corp.  3,996                                                   75
    o Unisys Corp.  2,100                                                     14
    o Veritas Software Corp.  2,600                                           53
    o Yahoo! Inc.  8,400                                                     290
                                                                     -----------
                                                                           3,859
      TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  5,000                                     11
    o Agilent Technologies, Inc.  2,917                                       60
    o Andrew Corp.  1,025                                                     13
    o Apple Computer, Inc.  4,400                                            159
    o Avaya, Inc.  2,775                                                      24
    o CIENA Corp.  2,100                                                       5
    o Cisco Systems, Inc.  44,500                                            769
    o Comverse Technology, Inc.  1,000                                        23
    o Corning, Inc.  8,300                                                   114
    o Dell, Inc.  16,500                                                     575
    o EMC Corp.  15,562                                                      204
    o Gateway, Inc.  2,100                                                     7
      Hewlett-Packard Co.  19,724                                            404
      International Business Machines
      Corp.  10,800                                                          825
    o Jabil Circuit, Inc.  1,341                                              37
    o JDS Uniphase Corp.  8,464                                               12
    o Lexmark International, Inc., Class A  800                               56
    o Lucent Technologies, Inc.  26,905                                       65
      Molex, Inc.  1,250                                                      32
      Motorola, Inc.  14,770                                                 227
    o NCR Corp.  1,200                                                        40
    o Network Appliance, Inc.  2,000                                          53
    o QLogic Corp.  585                                                       19
      Qualcomm, Inc.  10,200                                                 356
    o Sanmina -- SCI Corp.  3,400                                             14
      Scientific-Atlanta, Inc.  1,000                                         31
    o Solectron Corp.  5,300                                                  17
    o Sun Microsystems, Inc.  20,800                                          75
      Symbol Technologies, Inc.  1,284                                        17
      Tektronix, Inc.  500                                                    11
    o Tellabs, Inc.  2,700                                                    21
    o Xerox Corp.  5,200                                                      69
                                                                     -----------
                                                                           4,345
      TELECOMMUNICATION SERVICES 0.4%
      --------------------------------------------------------------------------
      Alltel Corp.  2,100                                                    120
      AT&T Corp.  4,941                                                       94
      BellSouth Corp.  11,900                                                315
      CenturyTel, Inc.  900                                                   28
      Citizens Communications Co.  1,732                                      22
    o Nextel Communications, Inc.,
      Class A  7,200                                                         201
    o Qwest Communications
      International, Inc.  10,622                                             36
      SBC Communications, Inc.  21,788                                       519
      Sprint Corp. (FON Group)  8,750                                        195
      Verizon Communications, Inc.  17,836                                   639
                                                                     -----------
                                                                           2,169
      TRANSPORTATION 0.2%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.  2,500                                                           121
      CSX Corp.  1,500                                                        60
    o Delta Air Lines, Inc.  900                                               3
      FedEx Corp.  1,960                                                     166
      Norfolk Southern Corp.  2,500                                           78
      Ryder Systems, Inc.  400                                                15
      Southwest Airlines Co.  5,137                                           76
      Union Pacific Corp.  1,700                                             109
      United Parcel Service, Inc.,
      Class B  7,385                                                         527
                                                                     -----------
                                                                           1,155
      UTILITIES 0.4%
      --------------------------------------------------------------------------
    o The AES Corp.  3,200                                                    52
    o Allegheny Energy, Inc.  720                                             18
      Ameren Corp.  1,200                                                     62
      American Electric Power Co., Inc.  2,580                                91
    o Calpine Corp.  1,800                                                     3
      Centerpoint Energy, Inc.  1,924                                         23
      Cinergy Corp.  1,000                                                    40


                                                         See financial notes. 39

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o CMS Energy Corp.  700                                                    9
      Consolidated Edison, Inc.  1,500                                        65
      Constellation Energy Group, Inc.  1,000                                 53
      Dominion Resources, Inc.  2,167                                        163
      DTE Energy Co.  1,000                                                   46
      Duke Energy Corp.  5,952                                               174
    o Dynegy, Inc., Class A  2,100                                             7
      Edison International  2,200                                             80
      Entergy Corp.  1,500                                                   110
      Exelon Corp.  4,324                                                    214
      FirstEnergy Corp.  2,030                                                88
      FPL Group, Inc.  2,600                                                 106
      KeySpan Corp.  900                                                      34
      Nicor, Inc.  300                                                        11
      NiSource, Inc.  1,651                                                   38
      Peoples Energy Corp.  200                                                8
    o PG&E Corp.  2,700                                                       94
      Pinnacle West Capital Corp.  600                                        25
      PPL Corp.  1,000                                                        54
      Progress Energy, Inc.  1,593                                            67
      Public Service Enterprise
      Group, Inc.  1,500                                                      87
      Sempra Energy  1,360                                                    55
      The Southern Co.  4,500                                                148
      TECO Energy, Inc.  900                                                  15
      TXU Corp.  2,122                                                       182
      Xcel Energy, Inc.  2,585                                                44
                                                                     -----------
                                                                           2,266
      OTHER INVESTMENT COMPANIES
      84.5% of net assets

/=(3) Schwab Institutional Select
      S&P 500 Fund  8,597,293                                             78,235

 /(2) Schwab International Index Fund,
      Select Shares  5,004,580                                            78,722

 /(4) Schwab Small-Cap Index Fund,
      Select Shares  3,823,663                                            76,244

 /(1) Schwab Total Bond
      Market Fund  18,695,845                                            187,706

 /(5) Schwab Value Advantage
      Money Fund, Institutional
      Shares  22,906,710                                                  22,907
                                                                     -----------
                                                                         443,814

      SECURITY                               FACE AMOUNT
        RATE, MATURITY DATE                  ($ x 1,000)
      SHORT-TERM INVESTMENT
      2.1% of net assets

      Bank of America, London
      Time Deposit
        2.36%, 05/02/05                           11,221                  11,221

      U.S. TREASURY OBLIGATION
        0.1% of net assets

    = U.S. Treasury Bill
        2.73%, 06/16/05                              650                     648

END OF INVESTMENTS.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                             NUMBER OF             CONTRACT           UNREALIZED
                             CONTRACTS              VALUE               LOSSES
S&P 500 Index, Long
Expires 06/17/05                35                  10,137               (312)


40 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $525,633 a
Cash                                                                          8
Receivables:
  Fund shares sold                                                          204
  Interest                                                                    2
  Dividends                                                                 715
  Due from brokers for futures                                              135
Prepaid expenses                                                    +        15
                                                                    ------------
TOTAL ASSETS                                                            526,712

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      544
  Investments bought                                                        611
  Investment adviser and administrator fees                                   9
  Transfer agent and shareholder service fees                                11
Accrued expenses                                                    +        56
                                                                    ------------
TOTAL LIABILITIES                                                         1,231

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            526,712
TOTAL LIABILITIES                                                   -     1,231
                                                                    ------------
NET ASSETS                                                             $525,481

NET ASSETS BY SOURCE

Capital received from investors                                         470,623
Net investment income not yet distributed                                 1,951
Net realized capital losses                                              (4,349) b
Net unrealized capital gains                                             57,256 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$525,481             35,556                $14.78

  Unless stated, all numbers x 1,000.

a The fund paid $468,065 for these securities.

  Not counting short-term obligations and government securities and securities related to in-kind transactions, the fund's investment transactions during the period were:

     Purchases                     $109,340
     Sales/maturities              $139,784

  The fund's total security transactions (including the in-kind redemptions) with other Schwab Funds(R) during the period were $153,109.

  Percent of fund shares of other Schwab Funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                 4.9%
  International Index Fund             5.9%

  SCHWAB BOND FUNDS
  Total Bond Market Fund              16.5%

  SCHWAB INSTITUTIONAL SELECT FUNDS
  Institutional Select
    S&P 500 Fund                       8.4%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund                         0.1%

b These derive from investments and futures.

  FEDERAL TAX DATA
  ------------------------------------------
  PORTFOLIO COST                   $470,738

  NET UNREALIZED GAINS AND LOSSES:
  Gains                             $67,162
  Losses                        +   (12,267)
                                ------------
                                    $54,895

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                    $3,853
  Long-term capital gains               $--

  CAPITAL LOSSES UTILIZED              $680

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:             Loss amount
    2011                            $11,313


                                                         See financial notes. 41

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $9,542
Interest                                                             +       60
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   9,602

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        13,192 a
Net realized gains received from underlying funds                           979
Net realized losses on futures contracts                             +     (116)
                                                                     -----------
NET REALIZED GAINS                                                       14,055

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (6,877)
Net unrealized losses on futures contracts                           +     (312)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (7,189)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,171 b
Transfer agent and shareholder service fees                                 671 c
Trustees' fees                                                                5 d
Custodian fees                                                               22
Portfolio accounting fees                                                    35
Professional fees                                                            14
Registration fees                                                             9
Shareholder reports                                                          25
Other expenses                                                       +       14
                                                                     -----------
Total expenses                                                            1,966
Expense reduction                                                    -      624 e
                                                                     -----------
NET EXPENSES                                                              1,342

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   9,602
NET EXPENSES                                                         -    1,342
                                                                     -----------
NET INVESTMENT INCOME                                                     8,260
NET REALIZED GAINS                                                       14,055 f
NET UNREALIZED LOSSES                                                +   (7,189) f
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $15,126

  Unless stated, all numbers x 1,000.

a Includes gains of $8,121 associated with redemption-in-kind from the Schwab
  S&P 500 Index Fund.

b Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $6,866


42 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04

Net investment income                               $8,260              $10,785
Net realized gains                                  14,055                3,467
Net unrealized gains or losses             +        (7,189)              29,584
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             $15,126               43,836

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $10,162              $10,771 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
Shares sold                      3,408        $51,200      7,160       $101,953
Shares reinvested                  651          9,764        746         10,391
Shares redeemed              +  (5,413)       (81,637)    (8,474)      (120,586) b
                             ---------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                     (1,354)      ($20,673)      (568)       ($8,242)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             36,910       $541,190     37,478       $516,367
Total increase or
decrease                     +  (1,354)       (15,709)      (568)        24,823 c
                             ---------------------------------------------------
END OF PERIOD                   35,556       $525,481     36,910       $541,190 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income             $10,771
  Long-term capital gains         $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $1,951 and $3,583 at the end of the current period and prior period, respectively.


                                                         See financial notes. 43

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                            11/1/04-    11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
                                                            4/30/05*    10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        13.09       12.53        11.37        12.22        13.12       12.73
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                        0.23        0.34         0.29         0.40         0.49        0.47
  Net realized and unrealized gains or losses                  0.05        0.57         1.16        (0.78)       (0.80)       0.41
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations              0.28        0.91         1.45        (0.38)       (0.31)       0.88
Less distributions:
  Dividends from net investment income                        (0.22)      (0.35)       (0.29)       (0.41)       (0.50)      (0.46)
  Distributions from net realized gains                          --          --           --        (0.06)       (0.09)      (0.03)
                                                            ------------------------------------------------------------------------
  Total distributions                                         (0.22)      (0.35)       (0.29)       (0.47)       (0.59)      (0.49)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                              13.15       13.09        12.53        11.37        12.22       13.12
                                                            ------------------------------------------------------------------------
Total return (%)                                               2.15 1      7.38        12.98        (3.29)       (2.39)       6.92

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 2                                     0.50 3      0.50         0.50         0.50         0.50        0.57 4
  Gross operating expenses 2                                   0.74 3      0.75         0.75         0.76         0.77        0.84
  Net investment income                                        1.68 1      2.70         2.44         3.17         3.85        3.58
Portfolio turnover rate                                           4 1        10           17           32           15          16
Net assets, end of period ($ x 1,000,000)                       297         290          289          263          211         194

* Unaudited.

1 Not annualized.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (proxy fees) had not been included.


44 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
  5.5%  COMMON STOCK                                        12,753       16,499

 93.8%  OTHER INVESTMENT
        COMPANIES                                          256,315      279,097

  0.7%  SHORT-TERM
        INVESTMENT                                           1,952        1,952
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                  271,020      297,548

(0.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (135)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                297,413

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 5.5% of net assets

      AUTOMOBILES & COMPONENTS 0.0%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  100                                            2
      Dana Corp.  292                                                          3
      Delphi Corp.  868                                                        3
      Ford Motor Co.  2,921                                                   27
      General Motors Corp.  825                                               22
    o Goodyear Tire & Rubber Co.  300                                          4
      Harley-Davidson, Inc.  500                                              23
      Johnson Controls, Inc.  300                                             16
      Visteon Corp.  248                                                       1
                                                                     -----------
                                                                             101
      BANKS 0.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  600                                                   16
      Bank of America Corp.  6,162                                           278
      BB&T Corp.  850                                                         33
      Comerica, Inc.  300                                                     17
      Compass Bancshares, Inc.  2,000                                         86
      Countrywide Financial Corp.  798                                        29
      Fannie Mae  1,475                                                       80
      Fifth Third Bancorp  867                                                38
      First Horizon National Corp.  200                                        8
      Freddie Mac  1,000                                                      62
      Golden West Financial Corp.  500                                        31
      Huntington Bancshares, Inc.  423                                        10
      KeyCorp, Inc.  700                                                      23
      M&T Bank Corp.  199                                                     21
      Marshall & Ilsley Corp.  322                                            14
      MGIC Investment Corp.  150                                               9
      National City Corp.  950                                                32
      North Fork Bancorp., Inc.  750                                          21
      PNC Financial Services Group, Inc.  400                                 21
      Regions Financial Corp.  670                                            22
      Sovereign Bancorp, Inc.  400                                             8
      SunTrust Banks, Inc.  500                                               36
      Synovus Financial Corp.  400                                            11
      U.S. Bancorp  2,922                                                     82
      Wachovia Corp.  2,445                                                  125
      Washington Mutual, Inc.  1,331                                          55
      Wells Fargo & Co.  2,560                                               154
      Zions Bancorp.  100                                                      7
                                                                     -----------
                                                                           1,329
      CAPITAL GOODS 0.5%
      --------------------------------------------------------------------------
      3M Co.  1,200                                                           92
      American Power Conversion Corp.  225                                     5
      American Standard Cos., Inc.  300                                       13
      The Boeing Co.  1,246                                                   74
      Caterpillar, Inc.  550                                                  48


                                                         See financial notes. 45

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Cooper Industries Ltd., Class A  150                                    10
      Crane Co.  150                                                           4
      Cummins, Inc.  100                                                       7
      Danaher Corp.  500                                                      25
      Deere & Co.  400                                                        25
      Dover Corp.  300                                                        11
      Eaton Corp.  200                                                        12
      Emerson Electric Co.  650                                               41
      Fluor Corp.  100                                                         5
      General Dynamics Corp.  300                                             32
  (6) General Electric Co.  15,950                                           577
      Goodrich Corp.  200                                                      8
      Honeywell International, Inc.  1,275                                    46
      Illinois Tool Works, Inc.  450                                          38
      Ingersoll-Rand Co., Class A  250                                        19
      ITT Industries, Inc.  150                                               14
      L-3 Communications Holdings, Inc.  200                                  14
      Lockheed Martin Corp.  700                                              43
      Masco Corp.  700                                                        22
    o Navistar International Corp.  100                                        3
      Northrop Grumman Corp.  514                                             28
      Paccar, Inc.  300                                                       20
      Pall Corp.  200                                                          5
      Parker Hannifin Corp.  150                                               9
    o Power-One, Inc.  57                                                     --
      Raytheon Co.  600                                                       23
      Rockwell Automation, Inc.  300                                          14
      Rockwell Collins, Inc.  300                                             14
      Textron, Inc.  200                                                      15
    o Thomas & Betts Corp.  100                                                3
      Tyco International Ltd.  3,013                                          94
      United Technologies Corp.  800                                          81
      W.W. Grainger, Inc.  100                                                 6
                                                                     -----------
                                                                           1,500
      COMMERCIAL SERVICES & SUPPLIES 0.1%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.  500                                       4
    o Apollo Group, Inc., Class A   250                                       18
      Avery Dennison Corp.  200                                               10
      Cendant Corp.  1,459                                                    29
      Cintas Corp.  260                                                       10
      Deluxe Corp.  100                                                        4
      Equifax, Inc.  200                                                       7
      H&R Block, Inc.  300                                                    15
    o Monster Worldwide, Inc.  191                                             4
    o PHH Corp.  72                                                            2
      Pitney Bowes, Inc.  400                                                 18
      R.R. Donnelley & Sons Co.  300                                          10
      Robert Half International, Inc.  300                                     7
      Waste Management, Inc.  907                                             26
                                                                     -----------
                                                                             164
      CONSUMER DURABLES & APPAREL 0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.  100                                                8
      Brunswick Corp.  100                                                     4
      Centex Corp.  200                                                       12
    o Coach, Inc.  600                                                        16
      Eastman Kodak Co.  500                                                  13
      Fortune Brands, Inc.  200                                               17
      Hasbro, Inc.  325                                                        6
      Jones Apparel Group, Inc.  200                                           6
      KB Home  200                                                            12
      Leggett & Platt, Inc.  300                                               8
      Liz Claiborne, Inc.  200                                                 7
      Mattel, Inc.  650                                                       12
      Maytag Corp.  100                                                        1
      Newell Rubbermaid, Inc.  436                                            10
      Nike, Inc., Class B  400                                                31
      Pulte Homes, Inc.  200                                                  14
      Reebok International Ltd.  100                                           4
      Snap-On, Inc.  100                                                       3
      The Stanley Works  100                                                   4
      VF Corp.  200                                                           11
      Whirlpool Corp.  100                                                     6
                                                                     -----------
                                                                             205
      DIVERSIFIED FINANCIALS 0.4%
      --------------------------------------------------------------------------
      American Express Co.  2,000                                            105
      The Bank of New York Co., Inc.  1,200                                   34
      The Bear Stearns Cos., Inc.  145                                        14
      Capital One Financial Corp.  350                                        25
    / The Charles Schwab Corp.  2,125                                         22
      CIT Group, Inc.  300                                                    12
  (9) Citigroup, Inc.  7,782                                                 365


46 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o E*TRADE Financial Corp.  600                                             7
      Federated Investors, Inc., Class B  200                                  6
      Franklin Resources, Inc.  400                                           27
      Goldman Sachs Group, Inc.  728                                          78
      Janus Capital Group, Inc.  400                                           5
      JPMorgan Chase & Co.  5,352                                            190
      Lehman Brothers Holdings, Inc.  400                                     37
      MBNA Corp.  1,957                                                       39
      Mellon Financial Corp.  700                                             19
      Merrill Lynch & Co., Inc.  1,500                                        81
      Moody's Corp.  200                                                      16
      Morgan Stanley  1,630                                                   86
      Northern Trust Corp.  300                                               13
      Principal Financial Group, Inc.  550                                    21
    o Providian Financial Corp.  400                                           7
      SLM Corp.  650                                                          31
      State Street Corp.  500                                                 23
      T. Rowe Price Group, Inc.  200                                          11
                                                                     -----------
                                                                           1,274
      ENERGY 0.4%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  100                                                  9
      Anadarko Petroleum Corp.  367                                           27
      Apache Corp.  462                                                       26
      Ashland, Inc.  100                                                       7
      Baker Hughes, Inc.  470                                                 21
      BJ Services Co.  200                                                    10
      Burlington Resources, Inc.  600                                         29
      ChevronTexaco Corp.  3,286                                             171
      ConocoPhillips  1,027                                                  108
      Devon Energy Corp.  700                                                 32
      El Paso Corp.  769                                                       8
      EOG Resources, Inc.  360                                                17
  (7) Exxon Mobil Corp.  9,918                                               566
      Halliburton Co.  714                                                    30
      Kerr-McGee Corp.  186                                                   14
      Kinder Morgan, Inc.  176                                                13
      Marathon Oil Corp.  500                                                 23
    o Nabors Industries Ltd.  200                                             11
      Noble Corp.  200                                                        10
      Occidental Petroleum Corp.  600                                         41
      Rowan Cos., Inc.  100                                                    3
      Schlumberger Ltd.  900                                                  61
      Sunoco, Inc.  100                                                       10
    o Transocean, Inc.  474                                                   22
      Unocal Corp.  400                                                       22
      Valero Energy Corp.  400                                                27
      Williams Cos., Inc.  700                                                12
      XTO Energy, Inc.  533                                                   16
                                                                     -----------
                                                                           1,346
      FOOD & STAPLES RETAILING 0.2%
      --------------------------------------------------------------------------
      Albertson's, Inc.  652                                                  13
      Costco Wholesale Corp.  700                                             28
      CVS Corp.  600                                                          31
    o Kroger Co.  1,200                                                       19
    o Safeway, Inc.  650                                                      14
      Supervalu, Inc.  200                                                     6
      Sysco Corp.  1,000                                                      35
      Wal-Mart Stores, Inc.  6,450                                           304
      Walgreen Co.  1,600                                                     69
    o Winn-Dixie Stores, Inc.  300                                            --
                                                                     -----------
                                                                             519
      FOOD BEVERAGE & TOBACCO 0.3%
      --------------------------------------------------------------------------
      Altria Group, Inc.  3,100                                              201
      Anheuser-Busch Cos., Inc.  1,200                                        56
      Archer-Daniels-Midland Co.  1,014                                       18
      Brown-Forman Corp., Class B  150                                         8
      Campbell Soup Co.  700                                                  21
      The Coca-Cola Co.  3,700                                               161
      Coca-Cola Enterprises, Inc.  700                                        14
      ConAgra Foods, Inc.  800                                                21
      General Mills, Inc.  582                                                29
      H.J. Heinz Co.  600                                                     22
      Hershey Foods Corp.  400                                                26
      Kellogg Co.  600                                                        27
      McCormick & Co., Inc.  200                                               7
      Molson Coors Brewing Co., Class B  50                                    3
      The Pepsi Bottling Group, Inc.  350                                     10
      PepsiCo, Inc.  2,560                                                   142
      Reynolds American, Inc.  237                                            19
      Sara Lee Corp.  1,200                                                   26


                                                         See financial notes. 47

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      UST, Inc.  300                                                          14
      Wm. Wrigley Jr. Co.  300                                                21
                                                                     -----------
                                                                             846
      HEALTH CARE EQUIPMENT & SERVICES 0.3%
      --------------------------------------------------------------------------
      Aetna, Inc.  444                                                        33
      AmerisourceBergen Corp.  200                                            12
      Bausch & Lomb, Inc.  100                                                 7
      Baxter International, Inc.  900                                         33
      Becton Dickinson & Co.  400                                             23
      Biomet, Inc.  450                                                       17
    o Boston Scientific Corp.  1,268                                          38
      C.R. Bard, Inc.  200                                                    14
      Cardinal Health, Inc.  650                                              36
    o Caremark Rx, Inc.  581                                                  23
      CIGNA Corp.  200                                                        18
    o Express Scripts, Inc.  100                                               9
    o Fisher Scientific International, Inc.  163                              10
      Guidant Corp.  500                                                      37
      HCA, Inc.  800                                                          45
      Health Management Associates, Inc.,
      Class A  400                                                            10
    o Hospira, Inc.  240                                                       8
    o Humana, Inc.  200                                                        7
      IMS Health, Inc.  350                                                    8
    o Laboratory Corp. of America
      Holdings  200                                                           10
      Manor Care, Inc.  100                                                    3
      McKesson Corp.  422                                                     16
    o Medco Health Solutions, Inc.  422                                       22
      Medtronic, Inc.  1,800                                                  95
    o Millipore Corp.  100                                                     5
      PerkinElmer, Inc.  200                                                   4
      Quest Diagnostics  139                                                  15
    o St. Jude Medical, Inc.  500                                             20
      Stryker Corp.  602                                                      29
    o Tenet Healthcare Corp.  750                                              9
    o Thermo Electron Corp.  200                                               5
      UnitedHealth Group, Inc.  1,000                                         95
    o Waters Corp.  200                                                        8
    o WellPoint, Inc.  450                                                    57
    o Zimmer Holdings, Inc. 350                                               28
                                                                     -----------
                                                                             809
      HOTELS RESTAURANTS & LEISURE 0.1%
      --------------------------------------------------------------------------
      Carnival Corp.  1,000                                                   49
      Darden Restaurants, Inc.  300                                            9
      Harrah's Entertainment, Inc.  200                                       13
      Hilton Hotels Corp.  600                                                13
      International Game Technology  556                                      15
      Marriott International, Inc., Class A  400                              25
      McDonald's Corp.  2,000                                                 59
    o Starbucks Corp.  560                                                    28
      Starwood Hotels & Resorts
      Worldwide, Inc.  300                                                    16
      Wendy's International, Inc.  200                                         9
      Yum! Brands, Inc.  480                                                  22
                                                                     -----------
                                                                             258
      HOUSEHOLD & PERSONAL PRODUCTS 0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  150                                         7
      Avon Products, Inc.  700                                                28
      Clorox Co.  300                                                         19
      Colgate-Palmolive Co.  800                                              40
      The Gillette Co.  1,500                                                 77
      Kimberly-Clark Corp.  756                                               47
      Procter & Gamble Co.  3,900                                            211
                                                                     -----------
                                                                             429
      INSURANCE 0.2%
      --------------------------------------------------------------------------
      ACE Ltd.  400                                                           17
      AFLAC, Inc.  800                                                        33
      The Allstate Corp.  1,100                                               62
      AMBAC Financial Group, Inc.  162                                        11
      American International Group, Inc.  3,979                              202
      AON Corp.  475                                                          10
      Chubb Corp.  300                                                        25
      Cincinnati Financial Corp.  330                                         13
      Hartford Financial Services
      Group, Inc.  425                                                        31
      Jefferson-Pilot Corp.  225                                              11
      Lincoln National Corp.  300                                             13
      Loews Corp.  300                                                        21
      Marsh & McLennan Cos., Inc.  800                                        22
      MBIA, Inc.  200                                                         10
      Metlife, Inc.  1,178                                                    46
      The Progressive Corp.  350                                              32


48 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Prudential Financial, Inc.  800                                         46
      Safeco Corp.  200                                                       11
      The St. Paul Travelers Cos., Inc.  1,006                                36
      Torchmark Corp.  200                                                    11
      UnumProvident Corp.  346                                                 6
      XL Capital Ltd., Class A  200                                           14
                                                                     -----------
                                                                             683
      MATERIALS 0.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  300                                     18
      Alcoa, Inc.  1,312                                                      38
      Allegheny Technologies, Inc.  146                                        3
      Ball Corp.  200                                                          8
      Bemis Co.  200                                                           6
      The Dow Chemical Co.  1,372                                             63
      E.I. du Pont de Nemours & Co.  1,525                                    72
      Eastman Chemical Co.  100                                                5
      Ecolab, Inc.  400                                                       13
      Engelhard Corp.  200                                                     6
      Freeport-McMoran Copper & Gold, Inc.,
      Class B  300                                                            10
      Georgia-Pacific Corp.  379                                              13
      Great Lakes Chemical Corp.  100                                          3
    o Hercules, Inc.  200                                                      3
      International Flavors &
      Fragrances, Inc.  200                                                    8
      International Paper Co.  739                                            25
      Louisiana-Pacific Corp.  100                                             2
      MeadWestvaco Corp.  294                                                  9
      Monsanto Co.  332                                                       20
      Neenah Paper, Inc.  22                                                   1
      Newmont Mining Corp.  643                                               24
      Nucor Corp.  200                                                        10
    o Pactiv Corp.  300                                                        6
      Phelps Dodge Corp.  135                                                 12
      PPG Industries, Inc.  250                                               17
      Praxair, Inc.  500                                                      23
      Rohm & Haas Co.  373                                                    16
    o Sealed Air Corp.  153                                                    7
      Sigma-Aldrich Corp.  100                                                 6
      Temple-Inland, Inc.  200                                                 7
      United States Steel Corp.  100                                           4
      Vulcan Materials Co.  200                                               11
      Weyerhaeuser Co.  350                                                   24
      Worthington Industries, Inc.  100                                        2
                                                                     -----------
                                                                             495
      MEDIA 0.2%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.  967                                 31
    o Comcast Corp., Class A  3,463                                          111
      Dow Jones & Co., Inc.  100                                               3
      Gannett Co., Inc.  400                                                  31
    o Interpublic Group of Cos., Inc.  600                                     8
      Knight-Ridder, Inc.  100                                                 6
      The McGraw-Hill Cos., Inc.  300                                         26
      Meredith Corp.  100                                                      5
      New York Times Co., Class A  200                                         7
    o News Corp, Inc., Class A  4,000                                         61
      Omnicom Group, Inc.  300                                                25
    o Time Warner, Inc.  6,850                                               115
      Tribune Co.  500                                                        19
    o Univision Communications, Inc.,
      Class A  519                                                            14
      Viacom, Inc., Class B  2,660                                            92
      The Walt Disney Co.  3,077                                              81
                                                                     -----------
                                                                             635
      PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
      --------------------------------------------------------------------------
      Abbott Laboratories  2,400                                             118
      Allergan, Inc.  200                                                     14
    o Amgen, Inc.  1,952                                                     114
      Applied Biosystems Group --
      Applera Corp.  300                                                       6
    o Biogen Idec, Inc.  480                                                  18
      Bristol-Myers Squibb Co.  3,000                                         78
    o Chiron Corp.  300                                                       10
      Eli Lilly & Co.  1,725                                                 101
    o Forest Laboratories, Inc.  550                                          20
    o Genzyme Corp.  325                                                      19
    o Gilead Sciences, Inc.  650                                              24
      Johnson & Johnson  4,492                                               308
    o King Pharmaceuticals, Inc.  366                                          3
    o Medimmune, Inc.  400                                                    10
      Merck & Co., Inc.  3,400                                               115
      Mylan Laboratories, Inc.  400                                            7
 (10) Pfizer, Inc.  11,557                                                   314


                                                         See financial notes. 49

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Schering-Plough Corp.  2,300                                            48
    o Watson Pharmaceuticals, Inc.  200                                        6
      Wyeth  2,000                                                            90
                                                                     -----------
                                                                           1,423
      REAL ESTATE 0.0%
      --------------------------------------------------------------------------
      Apartment Investment &
      Management Co., Class A  100                                             4
      Archstone-Smith Trust  300                                              11
      Equity Office Properties Trust  600                                     19
      Equity Residential  400                                                 13
      Plum Creek Timber Co., Inc.  300                                        10
      ProLogis  300                                                           12
      Simon Property Group, Inc.  300                                         20
                                                                     -----------
                                                                              89
      RETAILING 0.2%
      --------------------------------------------------------------------------
    o Autonation, Inc.  500                                                    9
    o AutoZone, Inc.  150                                                     12
    o Bed, Bath & Beyond, Inc.  400                                           15
      Best Buy Co., Inc.  450                                                 23
    o Big Lots, Inc.  200                                                      2
      Circuit City Stores, Inc.  300                                           5
      Dillards, Inc., Class A  200                                             5
      Dollar General Corp.  515                                               10
    o eBay, Inc.  2,008                                                       64
      Family Dollar Stores, Inc.  300                                          8
      Federated Department Stores, Inc.  300                                  17
      The Gap, Inc.  1,362                                                    29
      Genuine Parts Co.  250                                                  11
      Home Depot, Inc.  3,450                                                122
      J.C. Penney Co., Inc. Holding Co.  400                                  19
    o Kohl's Corp.  500                                                       24
      Limitedbrands  739                                                      16
      Lowe's Cos., Inc.  1,200                                                62
      The May Department Stores Co.  500                                      18
      Nordstrom, Inc.  200                                                    10
    o Office Depot, Inc.  600                                                 12
      OfficeMax, Inc.  100                                                     3
      RadioShack Corp.  300                                                    7
    o Sears Holdings Corp.  94                                                13
      The Sherwin-Williams Co.  200                                            9
      Staples, Inc.  1,125                                                    21
      Target Corp.  1,400                                                     65
      Tiffany & Co.  250                                                       8
      TJX Cos., Inc.  800                                                     18
    o Toys `R' Us, Inc.  300                                                   8
                                                                     -----------
                                                                             645
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc.  560                                        8
    o Altera Corp.  510                                                       11
      Analog Devices, Inc.  600                                               20
    o Applied Materials, Inc.  2,600                                          39
    o Applied Micro Circuits Corp.  455                                        1
    o Broadcom Corp., Class A  492                                            15
    o Freescale Semiconductor, Inc.,
      Class B  404                                                             8
      Intel Corp.  9,800                                                     231
    o KLA-Tencor Corp.  300                                                   12
      Linear Technology Corp.  500                                            18
    o LSI Logic Corp.  500                                                     3
      Maxim Integrated Products, Inc.  500                                    19
    o Micron Technology, Inc.  900                                             9
      National Semiconductor Corp.  600                                       11
    o Novellus Systems, Inc.  250                                              6
    o Nvidia Corp.  200                                                        4
    o PMC -- Sierra, Inc.  300                                                 2
    o Teradyne, Inc.  300                                                      3
      Texas Instruments, Inc.  2,700                                          67
      Xilinx, Inc.  500                                                       13
                                                                     -----------
                                                                             500
      SOFTWARE & SERVICES 0.3%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  400                                                24
    o Affiliated Computer Services, Inc.,
      Class A  203                                                            10
      Autodesk, Inc.  400                                                     13
      Automatic Data Processing, Inc.  900                                    39
    o BMC Software, Inc.  400                                                  6
    o Citrix Systems, Inc.  300                                                7
      Computer Associates
      International, Inc.  850                                                23
    o Computer Sciences Corp.  258                                            11
    o Compuware Corp.   600                                                    4
    o Convergys Corp.  174                                                     2


50 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Electronic Arts, Inc.  424                                              23
      Electronic Data Systems Corp.  700                                      13
      First Data Corp.  1,392                                                 53
    o Fiserv, Inc.  300                                                       13
    o Intuit, Inc.  313                                                       13
    o Mercury Interactive Corp.  100                                           4
  (8) Microsoft Corp.  16,400                                                415
    o Novell, Inc.  500                                                        3
    o Oracle Corp.  7,900                                                     91
    o Parametric Technology Corp.  500                                         3
      Paychex, Inc.  525                                                      16
      Sabre Holdings Corp., Class A  244                                       5
    o Siebel Systems, Inc.  600                                                5
    o SunGard Data Systems, Inc.  433                                         14
    o Symantec Corp.  1,004                                                   19
    o Unisys Corp.  500                                                        3
    o Veritas Software Corp.  600                                             12
    o Yahoo! Inc.  2,000                                                      69
                                                                     -----------
                                                                             913
      TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  1,000                                      2
    o Agilent Technologies, Inc.  710                                         15
    o Andrew Corp.  100                                                        1
    o Apple Computer, Inc.  1,200                                             43
    o Avaya, Inc.  618                                                         6
    o CIENA Corp.  500                                                         1
    o Cisco Systems, Inc.  10,450                                            181
    o Comverse Technology, Inc.  300                                           7
    o Corning, Inc.  1,900                                                    26
    o Dell, Inc.  3,850                                                      134
    o EMC Corp.  3,650                                                        48
    o Gateway, Inc.  500                                                       2
      Hewlett-Packard Co.  4,703                                              96
      International Business Machines
      Corp.  2,500                                                           191
    o Jabil Circuit, Inc.  322                                                 9
    o JDS Uniphase Corp.  2,010                                                3
    o Lexmark International, Inc., Class A  200                               14
    o Lucent Technologies, Inc.  7,019                                        17
      Molex, Inc.  250                                                         6
      Motorola, Inc.  3,666                                                   56
    o NCR Corp.  400                                                          13
    o Network Appliance, Inc.  500                                            13
    o QLogic Corp.  138                                                        5
      Qualcomm, Inc.  2,400                                                   84
    o Sanmina -- SCI Corp.  800                                                3
      Scientific-Atlanta, Inc.  200                                            6
    o Solectron Corp.  1,000                                                   3
    o Sun Microsystems, Inc.  5,000                                           18
      Symbol Technologies, Inc.  303                                           4
      Tektronix, Inc.  200                                                     4
    o Tellabs, Inc.  600                                                       5
    o Xerox Corp.  1,200                                                      16
                                                                     -----------
                                                                           1,032
      TELECOMMUNICATION SERVICES 0.2%
      --------------------------------------------------------------------------
      Alltel Corp.  500                                                       28
      AT&T Corp.  1,181                                                       23
      BellSouth Corp.  2,750                                                  73
      CenturyTel, Inc.  250                                                    8
      Citizens Communications Co.  410                                         5
    o Nextel Communications, Inc
      Class A  1,700                                                          47
    o Qwest Communications
      International, Inc.  2,524                                               9
      SBC Communications, Inc.  5,025                                        120
      Sprint Corp. (FON Group)  2,000                                         44
      Verizon Communications, Inc.  4,188                                    150
                                                                     -----------
                                                                             507
      TRANSPORTATION 0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.  600                                                              29
      CSX Corp.  300                                                          12
    o Delta Air Lines, Inc.  200                                               1
      FedEx Corp.  460                                                        39
      Norfolk Southern Corp.  600                                             19
      Ryder Systems, Inc.  100                                                 4
      Southwest Airlines Co.  1,218                                           18
      Union Pacific Corp.  400                                                25
      United Parcel Service, Inc.,
      Class B  1,712                                                         122
                                                                     -----------
                                                                             269


                                                         See financial notes. 51

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      UTILITIES 0.2%
      --------------------------------------------------------------------------
    o The AES Corp.  800                                                      13
    o Allegheny Energy, Inc.  170                                              4
      Ameren Corp.  300                                                       15
      American Electric Power Co., Inc.  580                                  20
    o Calpine Corp.  400                                                       1
      Centerpoint Energy, Inc.  474                                            6
      Cinergy Corp.  300                                                      12
    o CMS Energy Corp.  200                                                    3
      Consolidated Edison, Inc.  300                                          13
      Constellation Energy Group, Inc.  200                                   10
      Dominion Resources, Inc.  515                                           39
      DTE Energy Co.  200                                                      9
      Duke Energy Corp.  1,408                                                41
    o Dynegy, Inc., Class A  500                                               2
      Edison International  500                                               18
      Entergy Corp.  350                                                      26
      Exelon Corp.  1,024                                                     51
      FirstEnergy Corp.  533                                                  23
      FPL Group, Inc.  600                                                    24
      KeySpan Corp.  200                                                       8
      Nicor, Inc.  100                                                         4
      NiSource, Inc.  376                                                      9
      Peoples Energy Corp.  100                                                4
    o PG&E Corp.  600                                                         21
      Pinnacle West Capital Corp.  100                                         4
      PPL Corp.  300                                                          16
      Progress Energy, Inc.  354                                              15
      Public Service Enterprise
      Group, Inc.  400                                                        23
      Sempra Energy  297                                                      12
      The Southern Co.  1,100                                                 36
      TECO Energy, Inc.  200                                                   3
      TXU Corp.  400                                                          34
      Xcel Energy, Inc.  510                                                   9
                                                                     -----------
                                                                             528

      OTHER INVESTMENT COMPANIES
      93.8% of net assets

 /(3) Schwab International Index Fund,
      Select Shares  1,869,216                                            29,403

 /(2) Schwab S&P 500 Index Fund,
      Select Shares  2,404,694                                            43,140

 /(4) Schwab Small-Cap Index Fund,
      Select Shares  1,426,012                                            28,435

 /(1) Schwab Total Bond
      Market Fund  16,479,989                                            165,459

 /(5) Schwab Value Advantage
      Money Fund, Institutional
      Shares  12,659,818                                                  12,660
                                                                     -----------
                                                                         279,097

      SECURITY                               FACE AMOUNT
        RATE, MATURITY DATE                  ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.7% of net assets

      Bank of America, London
      Time Deposit
        2.36%, 05/02/05                            1,952                   1,952

END OF INVESTMENTS.


52 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $297,548 a
Cash                                                                          2
Receivables:
  Fund shares sold                                                          189
  Dividends                                                                 573
Prepaid expenses                                                    +        11
                                                                    ------------
TOTAL ASSETS                                                            298,323

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                      324
  Investments bought                                                        541
  Investment adviser and administrator fees                                   5
  Transfer agent and shareholder service fees                                 6
  Trustees' fees                                                              1
Accrued expenses                                                    +        33
                                                                    ------------
TOTAL LIABILITIES                                                           910

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            298,323
TOTAL LIABILITIES                                                   -       910
                                                                    ------------
NET ASSETS                                                             $297,413

NET ASSETS BY SOURCE
Capital received from investors                                         272,114
Net investment income not yet distributed                                   498
Net realized capital losses                                              (1,727)
Net unrealized capital gains                                             26,528

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$297,413             22,622                $13.15

  Unless stated, all numbers x 1,000.

a The fund paid $271,020 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                     $18,078
     Sales/maturities              $12,397

  Percent of fund shares of other Schwab funds owned at the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  S&P 500 Fund                        0.6%
  Small-Cap Index Fund                1.8%
  International Index Fund            2.2%

  SCHWAB BOND FUNDS
  Total Bond Market Fund             14.5%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund              Less than 0.1%

  FEDERAL TAX DATA
  -----------------------------------------
  PORTFOLIO COST                  $272,163

  NET UNREALIZED GAINS AND LOSSES:
  Gains                            $27,827
  Losses                       +    (2,442)
                               ------------
                                   $25,385

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                     $372
  Long-term capital gains              $--

  CAPITAL LOSSES UTILIZED           $2,752

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:            Loss amount
    2011                            $2,055


                                                         See financial notes. 53

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $5,816
Interest                                                              +      21
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   5,837

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                           673
Net realized gains received from underlying funds                     +     826
                                                                      ----------
NET REALIZED GAINS                                                        1,499

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (410)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   659 a
Transfer agent and shareholder service fees                                 374 b
Trustees' fees                                                                4 c
Custodian fees                                                               12
Portfolio accounting fees                                                    20
Professional fees                                                            14
Registration fees                                                             7
Shareholder reports                                                          10
Other expenses                                                        +      12
                                                                      ----------
Total expenses                                                            1,112
Expense reduction                                                     -     363 d
                                                                      ----------
NET EXPENSES                                                                749

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   5,837
NET EXPENSES                                                          -     749
                                                                      ----------
NET INVESTMENT INCOME                                                     5,088
NET REALIZED GAINS                                                        1,499 e
NET UNREALIZED LOSSES                                                 +    (410) e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $6,177

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $1,089.


54 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04
Net investment income                               $5,088               $7,916
Net realized gains                                   1,499                3,273
Net unrealized gains or losses             +          (410)               9,568
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               6,177               20,757

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $4,962               $8,047 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
Shares sold                      2,538        $33,800      3,721        $47,654
Shares reinvested                  364          4,820        602          7,647
Shares redeemed              +  (2,449)       (32,580)    (5,185)       (66,455) b
                             ---------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                        453         $6,040       (862)      ($11,154)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             22,169       $290,158     23,031       $288,602
Total increase
or decrease                  +     453          7,255       (862)         1,556 c
                             ---------------------------------------------------
END OF PERIOD                   22,622       $297,413     22,169       $290,158 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                   $8,047
  Long-term capital gains              $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $498 and $372 at the end of the current period and prior period, respectively.


                                                         See financial notes. 55

SCHWAB MARKETTRACK PORTFOLIOS

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date,

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
  SCHWAB MARKETTRACK GROWTH PORTFOLIO
  SCHWAB MARKETTRACK BALANCED PORTFOLIO
  SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Institutional Select Large-Cap Value
    Index Fund
  Schwab Institutional Select Small-Cap Value
    Index Fund

SCHWAB MARKETTRACK PORTFOLIOS

price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                 AMOUNT                                WEIGHTED
                               OUTSTANDING           AVERAGE           AVERAGE
                                AT 4/30/05          BORROWING*         INTEREST
FUND                           ($ x 1,000)         ($ x 1,000)         RATE* (%)
--------------------------------------------------------------------------------
MARKETTRACK
ALL EQUITY PORTFOLIO                --                 173               2.80
--------------------------------------------------------------------------------
MARKETTRACK
GROWTH PORTFOLIO                    --                 714               2.97
--------------------------------------------------------------------------------
MARKETTRACK
BALANCED PORTFOLIO                  --                 501               2.87
--------------------------------------------------------------------------------
MARKETTRACK
CONSERVATIVE PORTFOLIO              --                 118               2.83
--------------------------------------------------------------------------------

*Based on the number of days for which the borrowing is outstanding.

SCHWAB MARKETTRACK PORTFOLIOS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: Valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

SCHWAB MARKETTRACK PORTFOLIOS

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                             TRUST POSITION(S);
NAME AND BIRTHDATE           TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2          Chairman, Trustee:             Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                      Family of Funds, 1989;         Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                             Investments, 1991;             Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                             Capital Trust, 1993;           Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                             Annuity Portfolios, 1994.      CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                            (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                            Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                            Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                            University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                            Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                            Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                            Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                            Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE           TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK              2005 (all trusts).             EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                     Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                            & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                            Century Management; Director, American Century Companies, Inc.
                                                            Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                            Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE           TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER              President, CEO                 EVP, President, Director, Charles Schwab Investment Management,
5/4/55                       (all trusts).                  Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                            Management Products and Services Enterprise. Until 6/03: EVP,
                                                            CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD              SVP, Chief Investment          SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                       Officer (all trusts).          Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                            Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS               SVP, Chief Investment          Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                      Officer (all trusts).          Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                            Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                            Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER             SVP, Chief Investment          Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                      Officer (all trusts).          Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                            Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                            VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE             Chief Compliance               Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                     Officer (all trusts).          Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                            VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                            Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                            Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                            Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON               Secretary (all trusts).        SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                     Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                            U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA               Treasurer, Principal           Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                       Financial Officer              Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                             (all trusts).                  Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                            Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE           TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER           2000 (all trusts).             Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                     First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                            Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                            International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                            Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                            Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                            Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                            to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD            Family of Funds, 1989;         CEO, Dorward & Associates (corporate management, marketing
9/23/31                      Investments, 1991;             and communications consulting). Until 1999: EVP, Managing Director,
                             Capital Trust, 1993;           Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                             Annuity Portfolios, 1994.      Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER            2000 (all trusts).             Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                    Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                            Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                            Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                            2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                            Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES             Family of Funds, 1989;         Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                      Investments, 1991;             services and investment advisory firm).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH              2000 (all trusts).             Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                     Trustee, Cooper Industries (electrical products, tools and hardware);
                                                            Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS           Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                      Investments, 1991;             Chair, CEO, North American Trust (real estate investment trust).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY            Family of Funds, 1989;         Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                      Investments, 1991;             management, and other investments).
                             Capital Trust, 1993;
                             Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

  THE SCHWAB FUNDS FAMILY(R)

  STOCK FUNDS
  Schwab S&P 500 Index Fund
  Schwab 1000 Index(R) Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Premier Equity Fund(TM)
  Schwab Core Equity Fund(TM)
  Schwab Dividend Equity Fund(TM)
  Schwab Small-Cap Equity Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Schwab Financial Services Fund(TM)
  Schwab Health Care Fund(TM)
  Schwab Technology Fund(TM)
  Schwab Institutional Select(R) S&P 500 Fund

  ASSET ALLOCATION FUNDS
  Schwab MarketTrack Portfolios(R)
    Schwab MarketTrack All Equity Portfolio(TM)
    Schwab MarketTrack Growth Portfolio(TM)
    Schwab MarketTrack Balanced Portfolio(TM)
    Schwab MarketTrack Conservative Portfolio(TM)

  BOND FUNDS
  Schwab YieldPlus Fund(R)
  Schwab Short-Term Bond Market Fund(TM)
  Schwab Total Bond Market Fund(TM)
  Schwab GNMA Fund(TM)
  Schwab Tax-Free YieldPlus Fund(TM)
  Schwab Short/Intermediate Tax-Free Bond Fund(TM)
  Schwab Long-Term Tax-Free Bond Fund(TM)
  Schwab California Tax-Free YieldPlus Fund(TM)
  Schwab California Short/Intermediate
    Tax-Free Bond Fund(TM)
  Schwab California Long-Term Tax-Free Bond Fund(TM)

  SCHWAB MONEY FUNDS Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG13559-08

SCHWAB INSTITUTIONAL SELECT(R) FUNDS

      SEMIANNUAL REPORT
      April 30, 2005

      Schwab Institutional Select(R)
      S&P 500 Fund

      Schwab Institutional Select(R)
      Large-Cap Value Index Fund

      Schwab Institutional Select(R)
      Small-Cap Value Index Fund


                                                           [CHARLES SCHWAB LOGO]

Three funds designed to capture the performance of specific segments of the U.S. stock market.

   IN THIS REPORT

      Management's Discussion ..............................................   2

      Performance and Fund Facts ...........................................   6

         Schwab Institutional Select(R) S&P 500 Fund ................   6
         Schwab Institutional Select(R) Large-Cap Value Index Fund .. 8 Schwab Institutional Select(R) Small-Cap Value Index Fund .. 10

      Fund Expenses ........................................................  12

      Financial Statements .................................................  13

         Schwab Institutional Select(R) S&P 500 Fund ................  13
         Schwab Institutional Select(R) Large-Cap Value Index Fund .. 26 Schwab Institutional Select(R) Small-Cap Value Index Fund .. 36

      Financial Notes ......................................................  47

      Trustees and Officers of
      Schwab Capital Trust .................................................  51

      Glossary .............................................................  54

      Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

      The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I am a big fan of mutual funds and have been throughout my 40-year career. During this time I've watched the mutual fund market grow, with investors today having nearly 17,000 funds from which to choose.

I also have advocated the need to take a long-term view of investing, as well as the importance of developing and maintaining an asset allocation plan. I continue to believe that mutual funds are excellent vehicles to help you build a diversified portfolio in keeping with your goals.

We have designed Schwab equity funds to deliver a combination of strong performance and good value. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Dividend Equity Fund, which performed very well over the report period. The Fund is one of eight powered by Schwab Equity Ratings(R) and uses the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 annual stock-selection competition.

Looking forward, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them.

In closing, I want to remind you that our commitment to our shareholders will not change. Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and serving your financial needs.

I am pleased to announce that Schwab Funds has expanded its suite of actively managed funds. The Schwab Premier Equity Fund(TM) was launched on March 21, 2005. The portfolio management team uses a multi-cap strategy and is free to invest in a variety of investment styles and asset classes, shifting between growth and value according to market conditions. The Fund is diversified across all sectors. With the broad coverage, the Schwab Premier Equity Fund can be an integral part of a balanced, diversified portfolio that can help you reach your long-term investment goals.

As previously communicated to shareholders, we also have made the decision to liquidate two funds that haven't attracted enough assets to remain viable: the Schwab Institutional Select Large-Cap Value Index Fund and Schwab Institutional Select Small-Cap Value Index Fund.

I continue to look for more ways to offer you relevant choices and provide greater value. Your trust is very important to us, and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver


Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Institutional Select Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500(R) Index 1 was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index(SM) 2 was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part,

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 "Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire
  5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


                                             Schwab Institutional Select Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the equity portions of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND ENDED THE SIX-MONTH REPORT PERIOD UP 3.30%, SLIGHTLY ABOVE ITS BENCHMARK, THE S&P 500 INDEX, WHICH WAS UP 3.28%. Interestingly, most of this appreciation occurred during the beginning of the report period. Once the calendar turned into 2005, the equity markets became extremely volatile. While the price of a barrel of oil continued to rise, the pace of growth deceler-

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

              LEHMAN BROTHERS U.S.     MSCI-EAFE(R)   RUSSELL 2000(R) S&P 500(R)
              AGGREGATE BOND INDEX        INDEX            INDEX        INDEX
31-Oct-04              0.00                0.00             0.00         0.00
05-Nov-04             -0.52                3.71             3.53         3.21
12-Nov-04             -0.49                4.81             6.60         4.88
19-Nov-04             -0.40                5.92             5.15         3.69
26-Nov-04             -0.47                6.96             8.21         4.81
03-Dec-04             -0.38                8.68            10.13         5.62
10-Dec-04              0.13                5.79             8.44         5.37
17-Dec-04             -0.05                7.36            10.16         5.95
24-Dec-04              0.02               10.52            11.44         7.40
31-Dec-04              0.12               11.52            11.89         7.59
07-Jan-05             -0.09                8.50             5.32         5.35
14-Jan-05              0.27                8.74             6.07         5.22
21-Jan-05              0.68                7.81             4.98         3.75
28-Jan-05              0.70                8.68             5.33         4.08
04-Feb-05              1.05               10.43             9.55         6.95
11-Feb-05              1.03               11.16             9.11         7.23
18-Feb-05              0.51               12.75             8.33         6.94
25-Feb-05              0.47               13.40             9.63         7.86
04-Mar-05              0.44               15.44            10.92         8.86
11-Mar-05             -0.43               15.54             7.84         6.96
18-Mar-05             -0.34               14.06             7.13         6.04
25-Mar-05             -0.79               11.43             5.88         4.42
01-Apr-05             -0.16               11.55             5.31         4.59
08-Apr-05             -0.28               12.02             5.20         5.37
15-Apr-05              0.55               10.11             0.06         1.95
22-Apr-05              0.78               10.36             1.57         2.81
30-Apr-05              0.98                8.71            -0.15         3.28

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


4 Schwab Institutional Select Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND ......................    3.30%
Benchmark .........................    3.28%

Performance Details ...............   page 6

SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND ........    3.58%
Benchmark .........................    3.51%

Performance Details ...............   page 8

SCHWAB INSTITUTIONAL SELECT(R)
SMALL-CAP VALUE INDEX FUND ........    2.59%
Benchmark .........................    2.49%

Performance Details ...............  page 10

ated during the report period, making energy-related stocks the top performers. The worst performing sector was Information Technology.

THE SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND was up 3.58% for the report period, slightly outperforming its benchmark, the S&P 500 Barra/Value Index, which returned 3.51%. Interestingly, most of this appreciation occurred during the beginning of the report period. Once the calendar turned into 2005, the equity markets became extremely volatile. While the price of a barrel of oil continued to rise, the pace of growth decelerated during the report period, making energy-related stocks the top performers. Conversely, Telecommunications Services was the worst performing sector in the Fund.

THE SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND, up 2.59% for the six-month period, outperformed its benchmark, the S&P Small-Cap 600/Barra Value Index, which increased 2.49%. The best performing sector in the Fund was Health Care. On the downside, Telecommunications Services continued to struggle.

On May 25, 2005, the Schwab Institutional Select Large-Cap Value Index Fund and the Schwab Institutional Select Small-Cap Value Index Fund stopped accepting purchases, re-investments and exchanges. By July 22, 2005, liquidation of the two funds is expected to be complete.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                             Schwab Institutional Select Funds 5

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                FUND             Benchmark:       Fund Category:
                            Ticker Symbol:       S&P 500(R)        MORNINGSTAR
                                ISLCX              INDEX         LARGE-CAP BLEND
6 MONTHS                        3.30%              3.28%              3.26%
1 YEAR                          6.39%              6.34%              5.50%
5 YEARS                        -3.02%             -2.94%             -2.54%
SINCE INCEPTION: 2/1/99        -0.22%             -0.11%              0.33%

                                           6 MONTHS              1 YEAR                   5 YEARS               SINCE INCEPTION

                                      FUND    Fund Category:   FUND   Fund Category:  FUND    Fund Category:  FUND    Fund Category:
                                     Ticker    MORNINGSTAR    Ticker    MORNINGSTAR  Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP   Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX               ISLCX       BLEND        ISLCX       BLEND      ISLCX       BLEND       ISLCX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    3.06%       0.96%        6.14%      3.36%      -3.42%       -3.39%     -0.60%         n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   2.48%       1.00%        4.50%      2.63%      -2.74%       -2.56%     -0.38%         n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in its benchmark.

$9,864 FUND

$9,930 S&P 500(R) INDEX

[LINE GRAPH]

                                         S&P 500(R)
                        FUND               INDEX
01-Feb-99             $10,000             $10,000
28-Feb-99              $9,680              $9,689
31-Mar-99             $10,070             $10,077
30-Apr-99             $10,460             $10,467
31-May-99             $10,200             $10,220
30-Jun-99             $10,770             $10,787
31-Jul-99             $10,440             $10,450
31-Aug-99             $10,380             $10,398
30-Sep-99             $10,100             $10,113
31-Oct-99             $10,740             $10,753
30-Nov-99             $10,950             $10,972
31-Dec-99             $11,602             $11,618
31-Jan-00             $11,016             $11,035
29-Feb-00             $10,804             $10,826
31-Mar-00             $11,864             $11,885
30-Apr-00             $11,501             $11,527
31-May-00             $11,259             $11,291
30-Jun-00             $11,541             $11,569
31-Jul-00             $11,360             $11,389
31-Aug-00             $12,066             $12,096
30-Sep-00             $11,420             $11,458
31-Oct-00             $11,370             $11,410
30-Nov-00             $10,481             $10,510
31-Dec-00             $10,534             $10,562
31-Jan-01             $10,901             $10,937
28-Feb-01              $9,911              $9,939
31-Mar-01              $9,278              $9,309
30-Apr-01             $10,003             $10,033
31-May-01             $10,064             $10,100
30-Jun-01              $9,819              $9,854
31-Jul-01              $9,717              $9,758
31-Aug-01              $9,115              $9,147
30-Sep-01              $8,380              $8,408
31-Oct-01              $8,533              $8,569
30-Nov-01              $9,187              $9,226
31-Dec-01              $9,264              $9,307
31-Jan-02              $9,130              $9,171
28-Feb-02              $8,954              $8,994
31-Mar-02              $9,295              $9,332
30-Apr-02              $8,726              $8,767
31-May-02              $8,664              $8,702
30-Jun-02              $8,044              $8,082
31-Jul-02              $7,424              $7,453
31-Aug-02              $7,465              $7,501
30-Sep-02              $6,659              $6,686
31-Oct-02              $7,238              $7,274
30-Nov-02              $7,672              $7,702
31-Dec-02              $7,217              $7,250
31-Jan-03              $7,028              $7,060
28-Feb-03              $6,922              $6,954
31-Mar-03              $6,986              $7,022
30-Apr-03              $7,564              $7,601
31-May-03              $7,953              $8,001
30-Jun-03              $8,059              $8,104
31-Jul-03              $8,195              $8,246
31-Aug-03              $8,353              $8,407
30-Sep-03              $8,269              $8,318
31-Oct-03              $8,732              $8,789
30-Nov-03              $8,806              $8,866
31-Dec-03              $9,272              $9,331
31-Jan-04              $9,432              $9,502
29-Feb-04              $9,570              $9,634
31-Mar-04              $9,421              $9,489
30-Apr-04              $9,272              $9,340
31-May-04              $9,400              $9,468
30-Jun-04              $9,581              $9,651
31-Jul-04              $9,261              $9,332
31-Aug-04              $9,304              $9,369
30-Sep-04              $9,400              $9,471
31-Oct-04              $9,549              $9,615
30-Nov-04              $9,933             $10,005
31-Dec-04             $10,265             $10,345
31-Jan-05             $10,016             $10,093
28-Feb-05             $10,233             $10,305
31-Mar-05             $10,049             $10,122
30-Apr-05              $9,864              $9,930

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


6 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                          INVESTMENT STYLE
                                 Value         Blend          Growth
MARKET CAP
  Large                           / /           /X/            / /
  Medium                          / /           / /            / /
  Small                           / /           / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         503
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $91,051
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $75,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                3.5%
--------------------------------------------------------------------------------
(2)  EXXON MOBIL CORP.                                                   3.4%
--------------------------------------------------------------------------------
(3)  MICROSOFT CORP.                                                     2.4%
--------------------------------------------------------------------------------
(4)  CITIGROUP, INC.                                                     2.3%
--------------------------------------------------------------------------------
(5)  JOHNSON & JOHNSON                                                   1.9%
--------------------------------------------------------------------------------
(6)  PFIZER, INC.                                                        1.9%
--------------------------------------------------------------------------------
(7)  BANK OF AMERICA CORP.                                               1.7%
--------------------------------------------------------------------------------
(8)  WAL-MART STORES, INC.                                               1.5%
--------------------------------------------------------------------------------
(9)  INTEL CORP.                                                         1.4%
--------------------------------------------------------------------------------
(10) PROCTER & GAMBLE CO.                                                1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              21.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

19.8%  FINANCIALS
14.6%  INFORMATION TECHNOLOGY
13.5%  HEALTH CARE
11.6%  INDUSTRIALS
10.8%  CONSUMER DISCRETIONARY
10.2%  CONSUMER STAPLES
 8.4%  ENERGY
 3.3%  UTILITIES
 3.1%  TELECOMMUNICATION SERVICES
 3.0%  MATERIALS
 1.7%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                             Schwab Institutional Select Funds 7

SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND

PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 FUND            Benchmark:      Fund Category:
                             Ticker Symbol:    S&P 500/BARRA      MORNINGSTAR
                                 ISLVX          VALUE INDEX      LARGE-CAP VALUE
6 MONTHS                         3.58%              3.51%            4.94%
1 YEAR                           9.55%              9.72%            9.13%
5 YEARS                          1.52%              1.65%            3.85%
SINCE INCEPTION: 2/1/99          2.71%              2.88%            3.78%

                                            6 MONTHS                1 YEAR                   5 YEARS            SINCE INCEPTION

                                                MORNINGSTAR            MORNINGSTAR              MORNINGSTAR             MORNINGSTAR
                                                 LARGE-CAP              LARGE-CAP                LARGE-CAP               LARGE-CAP
                                       FUND         VALUE       FUND       VALUE       FUND         VALUE        FUND       VALUE
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS AFTER TAX
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
   (still own shares)                  3.30%        2.36%       9.26%      6.61%       0.57%        2.73%        1.79%      n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
   (shares were sold)                  2.63%        2.06%       6.53%      4.95%       0.77%        2.67%        1.80%      n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$11,815  FUND

$11,938  S&P 500/BARRA VALUE INDEX

[LINE GRAPH]

                                       S&P 500/Barra
                        FUND            Value Index
01-Feb-99             $10,000             $10,000
28-Feb-99              $9,780              $9,785
31-Mar-99             $10,080             $10,081
30-Apr-99             $10,930             $10,950
31-May-99             $10,730             $10,756
30-Jun-99             $11,140             $11,169
31-Jul-99             $10,790             $10,826
31-Aug-99             $10,520             $10,553
30-Sep-99             $10,110             $10,140
31-Oct-99             $10,680             $10,712
30-Nov-99             $10,620             $10,649
31-Dec-99             $11,008             $11,049
31-Jan-00             $10,650             $10,698
29-Feb-00              $9,996             $10,030
31-Mar-00             $11,039             $11,076
30-Apr-00             $10,957             $11,001
31-May-00             $10,988             $11,036
30-Jun-00             $10,548             $10,600
31-Jul-00             $10,763             $10,812
31-Aug-00             $11,489             $11,537
30-Sep-00             $11,478             $11,535
31-Oct-00             $11,693             $11,751
30-Nov-00             $11,090             $11,149
31-Dec-00             $11,662             $11,723
31-Jan-01             $12,154             $12,218
28-Feb-01             $11,342             $11,408
31-Mar-01             $10,894             $10,957
30-Apr-01             $11,630             $11,700
31-May-01             $11,748             $11,823
30-Jun-01             $11,363             $11,440
31-Jul-01             $11,171             $11,242
31-Aug-01             $10,520             $10,592
30-Sep-01              $9,526              $9,586
31-Oct-01              $9,526              $9,586
30-Nov-01             $10,114             $10,195
31-Dec-01             $10,275             $10,350
31-Jan-02              $9,994             $10,066
28-Feb-02              $9,904              $9,976
31-Mar-02             $10,410             $10,487
30-Apr-02              $9,893              $9,962
31-May-02              $9,938             $10,002
30-Jun-02              $9,319              $9,370
31-Jul-02              $8,328              $8,358
31-Aug-02              $8,373              $8,414
30-Sep-02              $7,428              $7,453
31-Oct-02              $8,036              $8,072
30-Nov-02              $8,598              $8,639
31-Dec-02              $8,149              $8,190
31-Jan-03              $7,930              $7,966
28-Feb-03              $7,711              $7,749
31-Mar-03              $7,711              $7,739
30-Apr-03              $8,461              $8,504
31-May-03              $9,073              $9,130
30-Jun-03              $9,131              $9,197
31-Jul-03              $9,338              $9,401
31-Aug-03              $9,535              $9,604
30-Sep-03              $9,361              $9,430
31-Oct-03              $9,996             $10,075
30-Nov-03             $10,077             $10,166
31-Dec-03             $10,703             $10,794
31-Jan-04             $10,891             $10,985
29-Feb-04             $11,126             $11,234
31-Mar-04             $11,055             $11,156
30-Apr-04             $10,785             $10,881
31-May-04             $10,903             $11,006
30-Jun-04             $11,137             $11,245
31-Jul-04             $10,914             $11,032
31-Aug-04             $11,032             $11,151
30-Sep-04             $11,243             $11,362
31-Oct-04             $11,407             $11,533
30-Nov-04             $11,959             $12,096
31-Dec-04             $12,352             $12,491
31-Jan-05             $12,054             $12,187
28-Feb-05             $12,268             $12,408
31-Mar-05             $12,054             $12,187
30-Apr-05             $11,815             $11,938

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                      INVESTMENT STYLE
                                Value       Blend       Growth
MARKET CAP
  Large                          /X/         / /          / /
  Medium                         / /         / /          / /
  Small                          / /         / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         317
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,596
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                17.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.0
------------------------------------------------------------------------- ------
PORTFOLIO TURNOVER RATE 2                                                  15%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  CITIGROUP, INC.                                                    4.6%
--------------------------------------------------------------------------------
(2)  PFIZER, INC.                                                       3.8%
--------------------------------------------------------------------------------
(3)  BANK OF AMERICA CORP.                                              3.4%
--------------------------------------------------------------------------------
(4)  AMERICAN INTERNATIONAL GROUP, INC.                                 2.5%
--------------------------------------------------------------------------------
(5)  JPMORGAN CHASE & CO.                                               2.4%
--------------------------------------------------------------------------------
(6)  CHEVRONTEXACO CORP.                                                1.9%
--------------------------------------------------------------------------------
(7)  WELLS FARGO & CO.                                                  1.9%
--------------------------------------------------------------------------------
(8)  VERIZON COMMUNICATIONS, INC.                                       1.9%
--------------------------------------------------------------------------------
(9)  SBC COMMUNICATIONS, INC.                                           1.5%
--------------------------------------------------------------------------------
(10) WACHOVIA CORP.                                                     1.4%
--------------------------------------------------------------------------------
     TOTAL                                                             25.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

37.6%  FINANCIALS
12.4%  CONSUMER DISCRETIONARY
 8.1%  ENERGY
 8.1%  HEALTH CARE
 7.7%  INDUSTRIALS
 7.2%  INFORMATION TECHNOLOGY
 6.0%  UTILITIES
 5.7%  TELECOMMUNICATION SERVICES
 3.4%  MATERIALS
 2.6%  CONSUMER STAPLES
 1.2%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                             Schwab Institutional Select Funds 9

SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND

PERFORMANCE as of 4/30/05

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                  Benchmark:       Fund Category:
                                 FUND             S&P SMALLCAP       MORNINGSTAR
                            Ticker Symbol:      600/BARRA VALUE       SMALL-CAP
                                 ISSVX               INDEX              VALUE
6 MONTHS                          2.59%              2.49%              3.28%
1 YEAR                           10.92%             10.70%              9.38%
5 YEARS                          12.35%             12.44%             13.37%
SINCE INCEPTION: 2/1/99          11.13%             11.19%             12.24%

                                            6 MONTHS               1 YEAR                    5 YEARS            SINCE INCEPTION

                                                 MORNINGSTAR           MORNINGSTAR              MORNINGSTAR             MORNINGSTAR
                                                 SMALL-CAP              SMALL-CAP                SMALL-CAP               SMALL-CAP
                                       FUND         VALUE       FUND       VALUE       FUND         VALUE       FUND       VALUE
TOTAL RETURNS AFTER TAX
----------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION
  (still own shares)                   0.85%        0.23%       9.03%      6.25%       10.58%      11.95%       9.38%       n/a
----------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION
  (shares were sold)                   3.39%        1.94%       8.94%      6.15%        9.82%      10.97%       8.73%       n/a
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund compared with a similar investment in its benchmark.

$19,343 FUND

$19,412 S&P SMALLCAP 600/BARRA VALUE INDEX

[LINE GRAPH]

                                        S&P SMALL CAP
                                       600/BARRA VALUE
                        FUND               INDEX
01-Feb-99             $10,000             $10,000
28-Feb-99              $9,170              $9,186
31-Mar-99              $9,130              $9,150
30-Apr-99              $9,920              $9,947
31-May-99             $10,310             $10,345
30-Jun-99             $10,930             $10,973
31-Jul-99             $10,760             $10,802
31-Aug-99             $10,310             $10,349
30-Sep-99             $10,120             $10,159
31-Oct-99              $9,890              $9,924
30-Nov-99             $10,120             $10,147
31-Dec-99             $10,411             $10,425
31-Jan-00              $9,886              $9,891
29-Feb-00             $10,338             $10,338
31-Mar-00             $10,716             $10,720
30-Apr-00             $10,801             $10,795
31-May-00             $10,611             $10,619
30-Jun-00             $10,916             $10,923
31-Jul-00             $11,127             $11,139
31-Aug-00             $11,789             $11,789
30-Sep-00             $11,747             $11,765
31-Oct-00             $11,810             $11,823
30-Nov-00             $11,021             $11,042
31-Dec-00             $12,583             $12,601
31-Jan-01             $13,572             $13,599
28-Feb-01             $12,993             $13,025
31-Mar-01             $12,458             $12,484
30-Apr-01             $13,208             $13,236
31-May-01             $13,549             $13,573
30-Jun-01             $14,084             $14,092
31-Jul-01             $13,936             $13,959
31-Aug-01             $13,709             $13,735
30-Sep-01             $11,754             $11,769
31-Oct-01             $12,299             $12,307
30-Nov-01             $13,265             $13,292
31-Dec-01             $14,218             $14,251
31-Jan-02             $14,469             $14,518
28-Feb-02             $14,406             $14,455
31-Mar-02             $15,658             $15,712
30-Apr-02             $16,296             $16,354
31-May-02             $15,683             $15,734
30-Jun-02             $15,019             $15,031
31-Jul-02             $12,604             $12,587
31-Aug-02             $12,579             $12,571
30-Sep-02             $11,665             $11,645
31-Oct-02             $11,890             $11,879
30-Nov-02             $12,504             $12,521
31-Dec-02             $12,182             $12,189
31-Jan-03             $11,676             $11,686
28-Feb-03             $11,259             $11,253
31-Mar-03             $11,221             $11,218
30-Apr-03             $12,220             $12,234
31-May-03             $13,333             $13,374
30-Jun-03             $13,726             $13,771
31-Jul-03             $14,383             $14,445
31-Aug-03             $15,079             $15,139
30-Sep-03             $14,573             $14,643
31-Oct-03             $15,876             $15,947
30-Nov-03             $16,521             $16,606
31-Dec-03             $16,992             $17,071
31-Jan-04             $17,401             $17,479
29-Feb-04             $17,809             $17,893
31-Mar-04             $18,115             $18,206
30-Apr-04             $17,439             $17,536
31-May-04             $17,668             $17,756
30-Jun-04             $18,625             $18,729
31-Jul-04             $17,745             $17,839
31-Aug-04             $17,809             $17,896
30-Sep-04             $18,689             $18,778
31-Oct-04             $18,855             $18,940
30-Nov-04             $20,577             $20,663
31-Dec-04             $20,958             $21,039
31-Jan-05             $20,228             $20,305
28-Feb-05             $20,846             $20,933
31-Mar-05             $20,453             $20,539
30-Apr-05             $19,343             $19,412

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/05 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                                INVESTMENT STYLE
                                         Value        Blend        Growth
MARKET CAP
  Large                                   / /          / /          / /
  Medium                                  / /          / /          / /
  Small                                   /X/          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         355
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                               $1,009
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     1.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  16%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  UGI CORP.                                                           1.1%
--------------------------------------------------------------------------------
(2)  MDC HOLDINGS, INC.                                                  1.1%
--------------------------------------------------------------------------------
(3)  SOUTHERN UNION CO.                                                  1.0%
--------------------------------------------------------------------------------
(4)  STANDARD-PACIFIC CORP.                                              1.0%
--------------------------------------------------------------------------------
(5)  THE TIMKEN CO.                                                      1.0%
--------------------------------------------------------------------------------
(6)  ACCREDO HEALTH, INC.                                                0.9%
--------------------------------------------------------------------------------
(7)  ATMOS ENERGY CORP.                                                  0.8%
--------------------------------------------------------------------------------
(8)  WHITNEY HOLDING CORP.                                               0.8%
--------------------------------------------------------------------------------
(9)  THE SOUTH FINANCIAL GROUP, INC.                                     0.8%
--------------------------------------------------------------------------------
(10) SHURGARD STORAGE CENTERS, INC., Class A                             0.8%
--------------------------------------------------------------------------------
     TOTAL                                                               9.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.3%  INDUSTRIALS
19.9%  FINANCIALS
14.6%  CONSUMER DISCRETIONARY
13.0%  INFORMATION TECHNOLOGY
 8.2%  HEALTH CARE
 7.9%  UTILITIES
 7.6%  MATERIALS
 3.9%  CONSUMER STAPLES
 3.8%  ENERGY
 0.2%  TELECOMMUNICATION SERVICES
 0.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                            Schwab Institutional Select Funds 11

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                   ENDING
                                                            BEGINNING           ACCOUNT VALUE            EXPENSES
                                      EXPENSE RATIO 1     ACCOUNT VALUE       (Net of Expenses)    PAID DURING PERIOD 2
                                       (Annualized)         at 11/1/04            at 4/30/05         11/1/04-4/30/05
-----------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND
  Actual Return                            0.10%              $1,000             $1,033.00                $0.50
  Hypothetical 5% Return                   0.10%              $1,000             $1,024.30                $0.50
-----------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND
  Actual Return                            0.25%              $1,000             $1,035.80                $1.26
  Hypothetical 5% Return                   0.25%              $1,000             $1,023.55                $1.25
-----------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
SMALL-CAP VALUE INDEX FUND
  Actual Return                            0.32%              $1,000             $1,025.90                $1.61
  Hypothetical 5% Return                   0.32%              $1,000             $1,023.21                $1.61

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


12 Schwab Institutional Select Funds

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-
                                                               4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           8.95        8.30        7.00        8.36        11.26      10.74
                                                               --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                          0.09        0.13        0.12        0.12         0.12       0.11
  Net realized and unrealized gains or losses                    0.21 4      0.64        1.30       (1.37)       (2.91)      0.52
                                                               --------------------------------------------------------------------
  Total income or loss from investment operations                0.30        0.77        1.42       (1.25)       (2.79)      0.63
Less distributions:
  Dividends from net investment income                          (0.15)      (0.12)      (0.12)      (0.11)       (0.11)     (0.09)
  Distributions from net realized gains                            --          --          --          --           --      (0.02)
                                                               --------------------------------------------------------------------
  Total distributions                                           (0.15)      (0.12)      (0.12)      (0.11)       (0.11)     (0.11)
                                                               --------------------------------------------------------------------
Net asset value at end of period                                 9.10        8.95        8.30        7.00         8.36      11.26
                                                               --------------------------------------------------------------------
Total return (%)                                                 3.30 1      9.36       20.65      (15.18)      (24.95)      5.86

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.10 2      0.15        0.15        0.15         0.15       0.16 3
  Gross operating expenses                                       0.33 2      0.35        0.36        0.37         0.37       0.38
  Net investment income                                          2.06 2      1.56        1.65        1.38         1.14       1.06
Portfolio turnover rate                                             2 1         3           4          12           13          6
Net assets, end of period ($ x 1,000,000)                         933         348         272         203          261        382

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.15% if certain non-routine expenses (proxy fees) had not been included.

4 The per share amount does not correspond with the aggregate realized/unrealized losses in the Statement of Operations due to large fund share transactions at the time of market depreciation.


                                                         See financial notes. 13

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                    COST                 VALUE
HOLDINGS BY CATEGORY                             ($x1,000)             ($x1,000)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                               934,538              914,638

  1.5%  SHORT-TERM
        INVESTMENT                                  13,922               13,922

  0.2%  U.S. TREASURY
        OBLIGATIONS                                  1,580                1,580

  0.0%  WARRANTS                                        --                    5
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                          950,040              930,145

  3.7%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                      34,400               34,400

(3.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (31,533)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                933,012

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COMMON STOCK 98.0% of net assets

        AUTOMOBILES & COMPONENTS 0.6%
        ------------------------------------------------------------------------
      @ Cooper Tire & Rubber Co.   6,311                                     110
        Dana Corp.   11,786                                                  135
        Delphi Corp.   46,019                                                152
        Ford Motor Co.   157,947                                           1,439
      @ General Motors Corp.   48,016                                      1,281
      o Goodyear Tire & Rubber Co.   14,109                                  167
        Harley-Davidson, Inc.   24,997                                     1,175
        Johnson Controls, Inc.   16,213                                      890
      @ Visteon Corp.   10,672                                                37
                                                                     -----------
                                                                           5,386
        BANKS 7.6%
        ------------------------------------------------------------------------
        AmSouth Bancorp.   30,672                                            807
    (7) Bank of America Corp.   349,736                                   15,752
        BB&T Corp.   46,898                                                1,839
        Comerica, Inc.   14,506                                              831
        Compass Bancshares, Inc.   10,682                                    460
        Countrywide Financial Corp.   50,104                               1,813
        Fannie Mae   83,574                                                4,509
        Fifth Third Bancorp   44,908                                       1,953
        First Horizon National Corp.   10,117                                420
        Freddie Mac   59,352                                               3,651
        Golden West Financial Corp.   25,109                               1,565
        Huntington Bancshares, Inc.   20,021                                 471
        KeyCorp, Inc.   34,544                                             1,145
        M&T Bank Corp.   8,450                                               874
        Marshall & Ilsley Corp.   17,993                                     767
        MGIC Investment Corp.   7,972                                        470
        National City Corp.   55,559                                       1,887
        North Fork Bancorp., Inc.   40,027                                 1,127
        PNC Financial Services
        Group, Inc.   23,980                                               1,276
        Regions Financial Corp.   39,521                                   1,324
        Sovereign Bancorp, Inc.   32,409                                     667
        SunTrust Banks, Inc.   30,405                                      2,214
        Synovus Financial Corp.   26,894                                     754
        U.S. Bancorp   159,913                                             4,462
        Wachovia Corp.   136,804                                           7,002
        Washington Mutual, Inc.   75,404                                   3,116


14 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        Wells Fargo & Co.   146,340                                        8,772
        Zions Bancorp.   7,759                                               543
                                                                     -----------
                                                                          70,471
        CAPITAL GOODS 9.0%
        ------------------------------------------------------------------------
        3M Co.   66,647                                                    5,096
        American Power Conversion
        Corp.   15,750                                                       382
        American Standard Cos., Inc.   15,334                                686
        The Boeing Co.   71,859                                            4,277
        Caterpillar, Inc.   29,590                                         2,605
        Cooper Industries Ltd., Class A   8,047                              512
        Cummins, Inc.   3,552                                                242
      @ Danaher Corp.   23,313                                             1,180
        Deere & Co.   21,068                                               1,318
        Dover Corp.   17,619                                                 641
        Eaton Corp.   12,896                                                 756
        Emerson Electric Co.   36,226                                      2,270
        Fluor Corp.   7,479                                                  386
        General Dynamics Corp.   17,328                                    1,820
   =(1) General Electric Co.   914,366                                    33,100
        Goodrich Corp.   10,385                                              419
        Honeywell International, Inc.   73,145                             2,616
        Illinois Tool Works, Inc.   24,253                                 2,033
        Ingersoll-Rand Co., Class A   15,029                               1,155
      @ ITT Industries, Inc.   7,972                                         721
        L-3 Communications Holdings,
        Inc.   9,941                                                         706
        Lockheed Martin Corp.   34,702                                     2,115
        Masco Corp.   38,042                                               1,198
      o Navistar International Corp.   5,509                                 163
        Northrop Grumman Corp.   31,299                                    1,716
        Paccar, Inc.    14,753                                             1,002
        Pall Corp.   10,235                                                  275
        Parker Hannifin Corp.   10,394                                       623
        Raytheon Co.   39,175                                              1,473
        Rockwell Automation, Inc.   15,107                                   698
        Rockwell Collins, Inc.   15,441                                      708
        Textron, Inc.   11,672                                               879
        Tyco International Ltd.   173,764                                  5,441
        United Technologies Corp.   44,208                                 4,497
        W.W. Grainger, Inc.   7,416                                          410
                                                                     -----------
                                                                          84,119
        COMMERCIAL SERVICES & SUPPLIES 0.9%
        ------------------------------------------------------------------------
      o Allied Waste Industries, Inc.   26,179                               209
      o Apollo Group, Inc., Class A   14,197                               1,024
      @ Avery Dennison Corp.   9,096                                         476
        Cendant Corp.   91,043                                             1,813
      @ Cintas Corp.   14,106                                                544
        Equifax, Inc.   11,682                                               393
        H&R Block, Inc.   14,315                                             713
      o Monster Worldwide, Inc.   10,438                                     240
        Pitney Bowes, Inc.   19,636                                          878
        R.R. Donnelley & Sons Co.   18,006                                   593
      @ Robert Half International, Inc.   14,162                             352
        Waste Management, Inc.   48,622                                    1,385
                                                                     -----------
                                                                           8,620
        CONSUMER DURABLES & APPAREL 1.2%
        ------------------------------------------------------------------------
        Black & Decker Corp.   7,019                                         587
      @ Brunswick Corp.   8,137                                              342
      @ Centex Corp.   10,918                                                630
     @o Coach, Inc.   33,020                                                 885
      @ Eastman Kodak Co.   24,806                                           620
        Fortune Brands, Inc.   12,529                                      1,060
        Hasbro, Inc.   13,634                                                258
      @ Jones Apparel Group, Inc.   10,584                                   322
        KB Home    7,286                                                     415
        Leggett & Platt, Inc.   15,683                                       423
        Liz Claiborne, Inc.   9,440                                          335
        Mattel, Inc.   36,032                                                650
      @ Maytag Corp.   5,914                                                  57
      @ Newell Rubbermaid, Inc.   23,715                                     515
      @ Nike, Inc., Class B   19,823                                       1,523
        Pulte Homes, Inc.   10,464                                           748
        Reebok International Ltd.   4,732                                    192
        Snap-On, Inc.    5,085                                               169
        The Stanley Works   6,436                                            277
        VF Corp.    9,141                                                    517
        Whirlpool Corp.   5,853                                              363
                                                                     -----------
                                                                          10,888


                                                         See financial notes. 15

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        DIVERSIFIED FINANCIALS 7.6%
        ------------------------------------------------------------------------
        American Express Co.   101,234                                     5,335
        The Bank of New York Co., Inc.   67,215                            1,878
        The Bear Stearns Cos., Inc.   9,609                                  909
      @ Capital One Financial Corp.   21,408                               1,518
      / The Charles Schwab Corp.   99,567                                  1,030
        CIT Group, Inc.   18,284                                             736
   =(4) Citigroup, Inc.   450,784                                         21,169
      o E*TRADE Financial Corp.   30,501                                     339
        Federated Investors, Inc., Class B   8,418                           239
        Franklin Resources, Inc.   16,754                                  1,151
        Goldman Sachs Group, Inc.   38,708                                 4,134
        Janus Capital Group, Inc.   20,464                                   266
        JPMorgan Chase & Co.   306,640                                    10,883
        Lehman Brothers Holdings, Inc.   23,901                            2,192
        MBNA Corp.   110,275                                               2,178
        Mellon Financial Corp.   35,979                                      996
        Merrill Lynch & Co., Inc.    80,380                                4,335
        Moody's Corp.   12,133                                               997
        Morgan Stanley   96,066                                            5,055
        Northern Trust Corp.   17,983                                        810
        Principal Financial Group, Inc.   26,075                           1,019
      o Providian Financial Corp.   24,043                                   401
        SLM Corp.   37,150                                                 1,770
        State Street Corp.   28,339                                        1,310
        T. Rowe Price Group, Inc.   10,530                                   581
                                                                     -----------
                                                                          71,231
        ENERGY 8.3%
        ------------------------------------------------------------------------
      @ Amerada Hess Corp.   7,495                                           702
        Anadarko Petroleum Corp.   20,987                                  1,533
        Apache Corp.   28,178                                              1,586
        Ashland, Inc.   5,641                                                379
        Baker Hughes, Inc.   29,245                                        1,290
        BJ Services Co.   14,080                                             687
        Burlington Resources, Inc.   33,306                                1,619
        ChevronTexaco Corp.   181,635                                      9,445
        ConocoPhillips   60,108                                            6,302
        Devon Energy Corp.   41,352                                        1,868
        El Paso Corp.   55,547                                               555
        EOG Resources, Inc.    20,648                                        982
   =(2) Exxon Mobil Corp.   550,934                                       31,420
      @ Halliburton Co.   43,522                                           1,810
      @ Kerr-McGee Corp.   14,140                                          1,097
        Kinder Morgan, Inc.   10,160                                         777
        Marathon Oil Corp.   30,022                                        1,398
      o Nabors Industries Ltd.   12,251                                      660
      o National-Oilwell Varco, Inc.    14,300                               568
        Noble Corp.   11,755                                                 598
        Occidental Petroleum Corp.   34,273                                2,365
        Rowan Cos., Inc.   9,303                                             247
        Schlumberger Ltd.   50,884                                         3,481
        Sunoco, Inc.   5,855                                                 581
      o Transocean, Inc.   27,367                                          1,269
        Unocal Corp.   23,378                                              1,275
        Valero Energy Corp.   21,851                                       1,498
        Williams Cos., Inc.   49,252                                         838
        XTO Energy, Inc.   29,470                                            889
                                                                     -----------
                                                                          77,719
        FOOD & STAPLES RETAILING 2.8%
        ------------------------------------------------------------------------
      @ Albertson's, Inc.   31,786                                           629
        Costco Wholesale Corp.   40,767                                    1,655
        CVS Corp.   34,515                                                 1,780
     @o Kroger Co.   62,810                                                  991
      o Safeway, Inc.   38,612                                               822
        Supervalu, Inc.   11,442                                             361
        Sysco Corp.   54,373                                               1,881
   =(8) Wal-Mart Stores, Inc.   292,279                                   13,778
        Walgreen Co.   88,207                                              3,798
                                                                     -----------
                                                                          25,695
        FOOD BEVERAGE & TOBACCO 4.9%
        ------------------------------------------------------------------------
        Altria Group, Inc.   178,522                                      11,602
        Anheuser-Busch Cos., Inc.   67,194                                 3,149
        Archer-Daniels-Midland Co.   53,675                                  966
        Brown-Forman Corp., Class B   7,694                                  427
        Campbell Soup Co.   27,595                                           821
        The Coca-Cola Co.   195,512                                        8,493
        Coca-Cola Enterprises, Inc.   29,865                                 606


16 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        ConAgra Foods, Inc.   43,670                                       1,168
        General Mills, Inc.   31,582                                       1,560
        H.J. Heinz Co.   29,655                                            1,093
        Hershey Foods Corp.   18,581                                       1,187
        Kellogg Co.   29,866                                               1,343
        McCormick & Co., Inc.   11,270                                       390
        Molson Coors Brewing Co.,
        Class B   6,994                                                      432
        The Pepsi Bottling Group, Inc.   17,010                              488
        PepsiCo, Inc.   144,837                                            8,059
        Reynolds American, Inc.   9,897                                      772
        Sara Lee Corp.   68,168                                            1,458
        UST, Inc.   14,354                                                   657
        Wm. Wrigley Jr. Co.   16,609                                       1,148
                                                                     -----------
                                                                          45,819
        HEALTH CARE EQUIPMENT & SERVICES 4.9%
        ------------------------------------------------------------------------
        Aetna, Inc.   25,120                                               1,843
        AmerisourceBergen Corp.   9,435                                      578
        Bausch & Lomb, Inc.   4,658                                          349
        Baxter International, Inc.   53,553                                1,987
        Becton Dickinson & Co.   21,570                                    1,262
        Biomet, Inc.   21,854                                                845
      o Boston Scientific Corp.   65,652                                   1,942
        C.R. Bard, Inc.   9,099                                              648
        Cardinal Health, Inc.   37,435                                     2,080
      o Caremark Rx, Inc.   39,480                                         1,581
        CIGNA Corp.   11,412                                               1,050
      o Express Scripts, Inc.   6,652                                        596
      o Fisher Scientific International,
        Inc.   10,216                                                        607
        Guidant Corp.   27,922                                             2,068
        HCA, Inc.   35,582                                                 1,987
      @ Health Management Associates, Inc.,
        Class A   21,067                                                     521
      o Hospira, Inc.   13,289                                               446
     @o Humana, Inc.   13,969                                                484
        IMS Health, Inc.   20,060                                            481
      o Laboratory Corp. of America
        Holdings   11,377                                                    563
        Manor Care, Inc.   6,825                                             228
        McKesson Corp.   25,023                                              926
      o Medco Health Solutions, Inc.   23,784                              1,212
        Medtronic, Inc.   104,421                                          5,503
      o Millipore Corp.   3,868                                              186
        PerkinElmer, Inc.   10,426                                           193
        Quest Diagnostics   8,326                                            881
      o St. Jude Medical, Inc.   31,221                                    1,219
        Stryker Corp.   32,969                                             1,601
     @o Tenet Healthcare Corp.   40,497                                      485
      o Thermo Electron Corp.   13,601                                       340
        UnitedHealth Group, Inc.   55,603                                  5,255
      o Waters Corp.   9,898                                                 392
      o WellPoint, Inc.   26,311                                           3,361
      o Zimmer Holdings, Inc.   21,321                                     1,736
                                                                     -----------
                                                                          45,436
        HOTELS RESTAURANTS & LEISURE 1.4%
        ------------------------------------------------------------------------
        Carnival Corp.   45,531                                            2,226
        Darden Restaurants, Inc.   12,348                                    370
      @ Harrah's Entertainment, Inc.   9,916                                 651
        Hilton Hotels Corp.   33,261                                         726
        International Game Technology   29,770                               801
        Marriott International, Inc.,
        Class A   17,342                                                   1,088
        McDonald's Corp.   109,804                                         3,218
      o Starbucks Corp.   34,003                                           1,684
        Starwood Hotels & Resorts
        Worldwide, Inc.   18,333                                             996
        Wendy's International, Inc.   9,348                                  401
        Yum! Brands, Inc.   24,926                                         1,171
                                                                     -----------
                                                                          13,332
        HOUSEHOLD & PERSONAL PRODUCTS 2.5%
        ------------------------------------------------------------------------
        Alberto-Culver Co., Class B   7,132                                  317
      @ Avon Products, Inc.   40,187                                       1,611
        Clorox Co.   13,266                                                  840
        Colgate-Palmolive Co.   45,090                                     2,245
        The Gillette Co.   85,611                                          4,421
        Kimberly-Clark Corp.   41,498                                      2,592
   (10) Procter & Gamble Co.   217,625                                    11,784
                                                                     -----------
                                                                          23,810


                                                         See financial notes. 17

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                      VALUE
        SECURITY AND NUMBER OF SHARES                              ($ x 1,000)

        INSURANCE 4.0%
        -----------------------------------------------------------------------
        ACE Ltd.   24,113                                                1,036
        AFLAC, Inc.   42,998                                             1,748
        The Allstate Corp.   58,373                                      3,278
        AMBAC Financial Group, Inc.   9,399                                628
        American International Group,
        Inc.   224,687                                                  11,425
        AON Corp.   27,351                                                 570
      @ Chubb Corp.   16,308                                             1,334
        Cincinnati Financial Corp.   14,475                                583
        Hartford Financial Services Group,
        Inc.   25,584                                                    1,852
        Jefferson-Pilot Corp.   11,797                                     592
        Lincoln National Corp.   15,120                                    680
        Loews Corp.   13,516                                               958
        Marsh & McLennan Cos., Inc.   45,660                             1,280
        MBIA, Inc.   12,174                                                638
        Metlife, Inc.   63,241                                           2,460
        The Progressive Corp.   17,032                                   1,555
        Prudential Financial, Inc.   45,272                              2,587
        Safeco Corp.   11,016                                              580
        The St. Paul Travelers Cos., Inc.   57,804                       2,069
        Torchmark Corp.   8,899                                            475
        UnumProvident Corp.   24,374                                       408
        XL Capital Ltd., Class A   12,093                                  850
                                                                   -----------
                                                                        37,586
        MATERIALS 3.0%
        -----------------------------------------------------------------------
        Air Products & Chemicals, Inc.   19,344                          1,136
        Alcoa, Inc.   75,188                                             2,182
        Allegheny Technologies, Inc.   7,033                               157
        Ball Corp.   9,232                                                 365
        Bemis Co.   9,327                                                  257
        The Dow Chemical Co.   82,331                                    3,781
        E.I. du Pont de Nemours & Co.   86,051                           4,054
        Eastman Chemical Co.   6,670                                       360
        Ecolab, Inc.   21,131                                              691
        Engelhard Corp.   10,564                                           324
        Freeport-McMoran Copper & Gold, Inc.,
        Class B    15,459                                                  536
        Georgia-Pacific Corp.   22,461                                     770
        Great Lakes Chemical Corp.   4,525                                 140
      o Hercules, Inc.   8,321                                             110
        International Flavors & Fragrances,
        Inc.   7,281                                                       276
        International Paper Co.   42,303                                 1,451
        Louisiana-Pacific Corp.   9,624                                    237
        MeadWestvaco Corp.   17,494                                        515
        Monsanto Co.   22,985                                            1,347
      @ Newmont Mining Corp.   38,309                                    1,455
        Nucor Corp.   13,842                                               707
      o Pactiv Corp.   12,809                                              275
        Phelps Dodge Corp.   8,429                                         724
        PPG Industries, Inc.   14,994                                    1,013
        Praxair, Inc.   27,630                                           1,294
        Rohm & Haas Co.   16,441                                           718
      o Sealed Air Corp.   7,087                                           343
        Sigma-Aldrich Corp.   5,972                                        349
        Temple-Inland, Inc.   9,964                                        336
        United States Steel Corp.   9,923                                  424
        Vulcan Materials Co.   8,902                                       472
        Weyerhaeuser Co.   20,973                                        1,439
                                                                   -----------
                                                                        28,238
        MEDIA 3.8%
        -----------------------------------------------------------------------
        Clear Channel Communications,
        Inc.   47,037                                                    1,502
      o Comcast Corp., Class A   190,847                                 6,128
        Dow Jones & Co., Inc.   6,465                                      216
      @ Gannett Co., Inc.   21,740                                       1,674
      o Interpublic Group of Cos., Inc.   36,528                           470
        Knight-Ridder, Inc.   6,496                                        420
        The McGraw-Hill Cos., Inc.   16,173                              1,408
        Meredith Corp.   3,739                                             176
        New York Times Co., Class A   11,930                               398
      o News Corp, Inc., Class A   248,759                               3,801
        Omnicom Group, Inc.   15,878                                     1,316
      o Time Warner, Inc.   396,511                                      6,665
        Tribune Co.   26,052                                             1,006
      o Univision Communications, Inc.,
        Class A    25,926                                                  682
        Viacom, Inc., Class B   147,127                                  5,094
        The Walt Disney Co.   176,658                                    4,664
                                                                   -----------
                                                                        35,620


18 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                       VALUE
        SECURITY AND NUMBER OF SHARES                               ($ x 1,000)

        PHARMACEUTICALS & BIOTECHNOLOGY 8.6%
        -----------------------------------------------------------------------
        Abbott Laboratories   134,518                                     6,613
        Allergan, Inc.   11,388                                             802
      o Amgen, Inc.   107,953                                             6,284
        Applied Biosystems Group -- Applera
        Corp.   15,939                                                      338
      o Biogen Idec, Inc.   28,314                                        1,026
        Bristol-Myers Squibb Co.   168,651                                4,385
      o Chiron Corp.   12,529                                               428
        Eli Lilly & Co.   97,799                                          5,718
      o Forest Laboratories, Inc.   31,314                                1,117
      o Genzyme Corp.   21,023                                            1,232
      o Gilead Sciences, Inc.   36,806                                    1,366
    (5) Johnson & Johnson   256,571                                      17,608
      o King Pharmaceuticals, Inc.   19,875                                 159
      o Medimmune, Inc.   21,482                                            545
        Merck & Co., Inc.   190,562                                       6,460
      @ Mylan Laboratories, Inc.   22,169                                   366
   =(6) Pfizer, Inc.   643,677                                           17,489
        Schering-Plough Corp.   127,277                                   2,656
      o Watson Pharmaceuticals, Inc.   9,515                                285
        Wyeth   115,311                                                   5,182
                                                                    -----------
                                                                         80,059
        REAL ESTATE 0.6%
        -----------------------------------------------------------------------
        Apartment Investment &
        Management Co., Class A   8,284                                     316
        Archstone-Smith Trust   17,287                                      622
        Equity Office Properties Trust   34,274                           1,079
        Equity Residential   24,052                                         826
        Plum Creek Timber Co., Inc.   15,891                                549
        ProLogis   15,911                                                   630
        Simon Property Group, Inc.   18,835                               1,244
                                                                    -----------
                                                                          5,266
        RETAILING 3.8%
        -----------------------------------------------------------------------
      o Autonation, Inc.   21,761                                           398
      o AutoZone, Inc.   6,559                                              544
      o Bed, Bath & Beyond, Inc.   26,136                                   972
        Best Buy Co., Inc.   25,806                                       1,299
     @o Big Lots, Inc.   8,829                                               90
        Circuit City Stores, Inc.   15,319                                  242
        Dillards, Inc., Class A   6,009                                     140
        Dollar General Corp.   26,871                                       547
      o eBay, Inc.   104,436                                              3,314
        Family Dollar Stores, Inc.   13,668                                 369
      @ Federated Department Stores,
        Inc.   14,376                                                       827
      @ The Gap, Inc.   68,402                                            1,460
        Genuine Parts Co.   15,121                                          649
        Home Depot, Inc.   189,485                                        6,702
        J.C. Penney Co., Inc. Holding Co.   24,229                        1,149
      o Kohl's Corp.   28,138                                             1,339
        Limitedbrands   33,677                                              730
        Lowe's Cos., Inc.   66,677                                        3,474
        The May Department Stores Co.   24,866                              872
        Nordstrom, Inc.   11,495                                            584
      o Office Depot, Inc.   27,018                                         529
      @ OfficeMax, Inc.   8,152                                             265
        RadioShack Corp.   12,884                                           322
      o Sears Holdings Corp.   8,351                                      1,129
        The Sherwin-Williams Co.   11,622                                   518
        Staples, Inc.   63,501                                            1,211
        Target Corp.   77,328                                             3,589
        Tiffany & Co.   11,994                                              362
        TJX Cos., Inc.   40,917                                             927
      o Toys `R' Us, Inc.   18,568                                          471
                                                                    -----------
                                                                         35,024
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
        -----------------------------------------------------------------------
      o Advanced Micro Devices, Inc.   34,064                               485
      o Altera Corp.   32,135                                               666
        Analog Devices, Inc.   31,918                                     1,089
      o Applied Materials, Inc.   144,362                                 2,147
      o Applied Micro Circuits Corp.   26,193                                70
      o Broadcom Corp., Class A   26,357                                    788
      o Freescale Semiconductor, Inc.,
        Class B   34,669                                                    654
    (9) Intel Corp.   537,418                                            12,640
      o KLA-Tencor Corp.   17,028                                           664
        Linear Technology Corp.   26,085                                    932
      o LSI Logic Corp.   30,837                                            165
        Maxim Integrated Products, Inc.   27,678                          1,035


                                                        See financial notes. 19

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
        SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
     @o Micron Technology, Inc.   53,025                                    515
        National Semiconductor Corp.   29,961                               572
     @o Novellus Systems, Inc.   12,126                                     284
      o Nvidia Corp.   14,342                                               315
      o PMC -- Sierra, Inc.   14,195                                        114
      o Teradyne, Inc.   15,144                                             167
        Texas Instruments, Inc.   148,506                                 3,707
        Xilinx, Inc.   30,140                                               812
                                                                    -----------
                                                                         27,821
        SOFTWARE & SERVICES 5.3%
        -----------------------------------------------------------------------
        Adobe Systems, Inc.   21,072                                      1,253
     @o Affiliated Computer Services, Inc.,
        Class A   10,572                                                    504
        Autodesk, Inc.   19,868                                             633
        Automatic Data Processing, Inc.   50,376                          2,188
      o BMC Software, Inc.   19,204                                         311
      o Citrix Systems, Inc.   14,656                                       330
        Computer Associates International, Inc.   45,924                  1,235
      o Computer Sciences Corp.   16,054                                    698
      o Compuware Corp.   29,962                                            178
      o Convergys Corp.   11,101                                            144
      o Electronic Arts, Inc.   26,638                                    1,422
        Electronic Data Systems Corp.   43,636                              845
        First Data Corp.   70,557                                         2,683
     @o Fiserv, Inc.   16,739                                               708
      o Intuit, Inc.   16,073                                               648
     @o Mercury Interactive Corp.   7,335                                   303
   =(3) Microsoft Corp.   872,924                                        22,085
      o Novell, Inc.   32,707                                               193
      o Oracle Corp.   387,656                                            4,481
      o Parametric Technology Corp.   20,887                                111
        Paychex, Inc.   31,011                                              949
      @ Sabre Holdings Corp., Class A   10,632                              208
      o Siebel Systems, Inc.   43,230                                       389
      o SunGard Data Systems, Inc.   24,996                                 835
      o Symantec Corp.   60,338                                           1,133
      o Unisys Corp.   26,157                                               170
      o Veritas Software Corp.   36,497                                     752
      o Yahoo! Inc.   112,542                                             3,884
                                                                    -----------
                                                                         49,273
        TECHNOLOGY HARDWARE & EQUIPMENT 6.2%
        -----------------------------------------------------------------------
      o ADC Telecommunications, Inc.   64,958                               147
     @o Agilent Technologies, Inc.   36,320                                 754
      o Andrew Corp.   13,011                                               160
     @o Apple Computer, Inc.   70,540                                     2,544
      o Avaya, Inc.   41,463                                                360
      o CIENA Corp.   42,616                                                 98
      o Cisco Systems, Inc.   559,677                                     9,671
      o Comverse Technology, Inc.   16,761                                  382
      o Corning, Inc.   121,695                                           1,673
      o Dell, Inc.   212,128                                              7,388
      o EMC Corp.   207,609                                               2,724
      o Gateway, Inc.   29,166                                               99
        Hewlett-Packard Co.   256,648                                     5,254
        International Business Machines Corp.   141,513                  10,809
      o Jabil Circuit, Inc.   16,529                                        456
      o JDS Uniphase Corp.   124,681                                        184
      o Lexmark International, Inc.,
        Class A   11,021                                                    765
      o Lucent Technologies, Inc.   375,711                                 913
        Molex, Inc.   15,534                                                395
        Motorola, Inc.   211,541                                          3,245
      o NCR Corp.   16,090                                                  531
     @o Network Appliance, Inc.   31,630                                    842
      o QLogic Corp.   7,970                                                265
        Qualcomm, Inc.   142,013                                          4,955
      o Sanmina -- SCI Corp.   45,206                                       181
        Scientific-Atlanta, Inc.   12,579                                   385
      o Solectron Corp.   79,626                                            263
      o Sun Microsystems, Inc.   285,843                                  1,038
        Symbol Technologies, Inc.   19,804                                  265
        Tektronix, Inc.   6,731                                             146
      o Tellabs, Inc.   39,870                                              309
      o Xerox Corp.   81,007                                              1,073
                                                                    -----------
                                                                         58,274
        TELECOMMUNICATION SERVICES 3.1%
        -----------------------------------------------------------------------
      @ Alltel Corp.   25,808                                             1,470
        AT&T Corp.   69,065                                               1,321
      @ BellSouth Corp.   158,015                                         4,186
        CenturyTel, Inc.   11,068                                           340


20 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

                                                                       VALUE
        SECURITY AND NUMBER OF SHARES                               ($ x 1,000)
      @ Citizens Communications Co.   27,476                                350
      o Nextel Communications, Inc.,
        Class A    97,235                                                 2,722
     @o Qwest Communications
        International, Inc.    148,913                                      509
        SBC Communications, Inc.   284,983                                6,783
      @ Sprint Corp. (FON Group)   127,530                                2,839
        Verizon Communications, Inc.   238,969                            8,555
                                                                    -----------
                                                                         29,075
        TRANSPORTATION 1.6%
        -----------------------------------------------------------------------
        Burlington Northern Santa Fe
        Corp.   32,734                                                    1,579
        CSX Corp.   18,615                                                  747
     @o Delta Air Lines, Inc.   9,853                                        33
        FedEx Corp.   26,048                                              2,213
        Norfolk Southern Corp.   34,581                                   1,086
        Ryder Systems, Inc.   5,273                                         195
        Southwest Airlines Co.   63,939                                     951
        Union Pacific Corp.   22,592                                      1,444
        United Parcel Service, Inc.,
        Class B   96,610                                                  6,889
                                                                    -----------
                                                                         15,137
        UTILITIES 3.3%
        -----------------------------------------------------------------------
      o The AES Corp.   55,127                                              886
     @o Allegheny Energy, Inc.   11,889                                     291
        Ameren Corp.   16,530                                               855
        American Electric Power Co., Inc.   33,646                        1,185
     @o Calpine Corp.   42,883                                               77
        Centerpoint Energy, Inc.   23,820                                   282
        Cinergy Corp.   16,290                                              645
      o CMS Energy Corp.   18,600                                           240
        Consolidated Edison, Inc.   20,574                                  890
        Constellation Energy Group, Inc.   15,329                           806
        Dominion Resources, Inc.   29,383                                 2,215
        DTE Energy Co.   15,074                                             693
        Duke Energy Corp.   81,353                                        2,375
     @o Dynegy, Inc., Class A   29,391                                       98
        Edison International   27,719                                     1,006
        Entergy Corp.  19,041                                             1,396
        Exelon Corp.   57,433                                             2,843
        FirstEnergy Corp.   28,049                                        1,221
        FPL Group, Inc.   33,840                                          1,381
        KeySpan Corp.   13,904                                              527
        Nicor, Inc.   3,585                                                 133
        NiSource, Inc.   23,474                                             546
        Peoples Energy Corp.   2,975                                        118
     @o PG&E Corp.   33,103                                               1,149
        Pinnacle West Capital Corp.   7,973                                 334
        PPL Corp.   16,052                                                  871
        Progress Energy, Inc.   20,992                                      881
        Public Service Enterprise Group,
        Inc.   20,200                                                     1,174
        Sempra Energy   20,588                                              831
        The Southern Co.   64,163                                         2,114
        TECO Energy, Inc.   17,823                                          296
        TXU Corp.   20,806                                                1,785
        Xcel Energy, Inc.   34,634                                          595
                                                                    -----------
                                                                         30,739
        WARRANTS
        0.0% of net assets

        TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
        ------------------------------------------------------------------------
      o Lucent Technologies, Inc.
        expires 12/10/07   11,390                                             5

        SHORT-TERM INVESTMENT
        1.5% of net assets

        Provident Institutional
        TempFund   13,922,460                                            13,922

        SECURITY                              FACE AMOUNT
          RATE, MATURITY DATE                 ($ x 1,000)

        U.S. TREASURY OBLIGATIONS
        0.2% of net assets

      = U.S. Treasury Bills
           2.73%-2.75%, 06/16/05   1,585                                  1,580

        END OF INVESTMENTS.


                                                        See financial notes. 21

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

        SECURITY                               FACE AMOUNT             VALUE
          RATE, MATURITY DATE                  ($ x 1,000)          ($ x 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        3.7% of net assets

        COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS 1.1%
        -----------------------------------------------------------------------
        Bank of America Corp.
           2.80%, 05/02/05                           3,098                3,098
        Canadian Imperial Bank of
        Commerce/New York
           1.72%, 05/25/05                           1,556                1,556
        Fortis Bank NY
           1.78%, 06/06/05                              25                   25
           2.06%, 06/08/05                           2,486                2,486
        Skandinav Enskilda Bank
           2.94%, 05/17/05                           2,649                2,649
                                                                    -----------
                                                                          9,814

        SECURITY                               FACE AMOUNT             VALUE
          RATE, MATURITY DATE                  ($ x 1,000)          ($ x 1,000)
        SHORT-TERM INVESTMENTS 2.6%
        -----------------------------------------------------------------------
        KBC Bank, TIme Deposit
            2.95%, 05/02/05                          1,688                1,688

        SECURITY AND NUMBER OF SHARES

        Institutional Money Market
        Trust 22,897,783                                                 22,898
                                                                      ---------
                                                                         24,586

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05.
All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                        Number of     Contract      Unrealized
                                        Contracts       Value         Losses
S&P 500 Index e-mini, Long
Expires 06/17/05                           266         15,408         (185)


22 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $33,337
   of securities on loan)                                              $930,145 a
Collateral invested for securities on loan                               34,400
Receivables:
   Fund shares sold                                                       1,628
   Interest                                                                  40
   Dividends                                                              1,139
   Investments sold                                                          49
   Due from brokers for futures                                             205
   Income from securities on loan                                             8
Prepaid expenses                                                    +        29
                                                                    ------------
TOTAL ASSETS                                                            967,643

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               34,400
Payables:
   Fund shares redeemed                                                     174
   Transfer agent and shareholder service fees                                4
Accrued expenses                                                    +        53
                                                                    ------------
TOTAL LIABILITIES                                                        34,631

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            967,643
TOTAL LIABILITIES                                                   -    34,631
                                                                    ------------
NET ASSETS                                                             $933,012

NET ASSETS BY SOURCE
Capital received from investors                                       1,002,873
Net investment income not yet distributed                                 3,763
Net realized capital losses                                             (53,544) b
Net unrealized capital losses                                           (20,080) b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$933,012             102,584               $9.10

  Unless stated, all numbers x 1,000.

a The fund paid $950,040 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                          $602,255
     Sales/maturities                    $12,221

  The fund's total security transactions with other Schwab Funds(R) during the period were $447,466.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------------
  PORTFOLIO COST                                 $956,467

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                           $76,211
  Losses                                      +  (102,533)
                                              ------------
                                                 ($26,322)

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                  $3,943
  Long-term capital gains                             $--

  CAPITAL LOSSES UTILIZED                            $313

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                           Loss amount
    2008                                             $152
    2009                                           17,888
    2010                                           27,645
    2011                                      +     1,609
                                              -----------
                                                  $47,294


                                                         See financial notes. 23

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $6,159
Interest                                                                    172
Securities on loan                                                   +       24
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   6,355

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (2,237)
Net realized gains on futures contracts                              +      185
                                                                     -----------
NET REALIZED LOSSES                                                      (2,052)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (13,503)
Net unrealized losses on futures contracts                           +     (398)
                                                                     -----------
NET UNREALIZED LOSSES                                                   (13,901)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   529 a
Transfer agent and shareholder service fees                                 294 b
Trustees' fees                                                                5 c
Custodian fees                                                               36
Portfolio accounting fees                                                    38
Professional fees                                                            13
Registration fees                                                            26
Shareholder reports                                                          21
Other expenses                                                       +        8
                                                                     -----------
Total expenses                                                              970
Expense reduction                                                    -      676 d
                                                                     -----------
NET EXPENSES                                                                294

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,355
NET EXPENSES                                                         -      294
                                                                     -----------
NET INVESTMENT INCOME                                                     6,061
NET REALIZED LOSSES                                                      (2,052) e
NET UNREALIZED LOSSES                                                +  (13,901) e
                                                                     -----------
DECREASE IN NET ASSETS FROM OPERATIONS                                  ($9,892)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.18% of the first $1 billion and 0.15% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $529 from the investment adviser (CSIM) and $147 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, to 0.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $15,953.


24 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $6,061                $4,771
Net realized losses                                (2,052)                  (46)
Net unrealized gains or losses            +       (13,901)               21,386
                                          --------------------------------------
INCREASE OR DECREASE IN
NET ASSETS FROM OPERATIONS                         (9,892)               26,111

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $6,241                $3,944 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                              SHARES           VALUE      SHARES          VALUE
Shares sold                   68,232        $643,458      13,048       $114,347 b
Shares reinvested                537           4,985         371          3,113
Shares redeemed            +  (5,071)        (47,163)     (7,241)       (63,271) c
                           -----------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                63,698        $601,280       6,178        $54,189

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                              SHARES      NET ASSETS      SHARES     NET ASSETS
Beginning of period           38,886        $347,865      32,708       $271,509
Total increase            +   63,698         585,147       6,178         76,356 d
                          ------------------------------------------------------
END OF PERIOD                102,584        $933,012      38,886       $347,865 e

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                            $3,944
  Long-term capital gains                       $--

b For current period, includes subscriptions by other Schwab Funds(R) as follows:

  SCHWAB MARKETTRACK PORTFOLIOS:

                              SHARES         VALUE
  All Equity Portfolio        21,804        $206,923
  Growth Portfolio            15,500        $147,092
  Balanced Portfolio           8,066         $76,546

c For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                                 $21
  PRIOR PERIOD                                   $15

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $3,763 and $3,943 at the end of the current period and prior period, respectively.

  Percent of Fund shares owned by other Schwab Funds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS:
  All Equity Portfolio                          21.4%
  Growth Portfolio                              15.2%
  Balanced Portfolio                             8.4%


                                                         See financial notes. 25

SCHWAB INSTITUTIONAL SELECT(R)
LARGE-CAP VALUE INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/04-      11/1/03-      11/1/02-      11/1/01-     11/1/00-     11/1/99-
                                                        4/30/05*      10/31/04      10/31/03      10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    9.72          8.66          7.14          8.92        11.44        10.68
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                   0.10          0.16          0.15          0.18         0.14         0.15
  Net realized and unrealized gains or losses             0.25          1.05          1.55         (1.49)       (2.19)        0.84
                                                        ---------------------------------------------------------------------------
  Total income or loss from investment operations         0.35          1.21          1.70         (1.31)       (2.05)        0.99
Less distributions:
  Dividends from net investment income                   (0.16)        (0.15)        (0.18)        (0.15)       (0.15)        0.11)
  Distributions from net realized gains                     --            --            --         (0.32)       (0.32)       (0.12)
                                                        ----------------------------------------------------------------------------
  Total distributions                                    (0.16)        (0.15)        (0.18)        (0.47)       (0.47)       (0.23)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          9.91          9.72          8.66          7.14         8.92        11.44
                                                        ----------------------------------------------------------------------------
Total return (%)                                          3.58 1       14.12         24.40        (15.65)      (18.53)        9.48

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                  0.25 2        0.25          0.25          0.26 3       0.25         0.26 4
  Gross operating expenses                                0.41 2        0.44          0.45          0.48         0.45         0.51
  Net investment income                                   1.94 2        1.80          1.94          1.72         1.47         1.64
Portfolio turnover rate                                     15 1          11            24            26           47           27
Net assets, end of period ($ x 1,000,000)                  108           108            79            70          128          129

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.25% if interest expense had not been included.

4 The ratio of net operating expenses would have been 0.25% if certain non-routine expenses (proxy fees) had not been included.


26 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  This security or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 98.3%  COMMON STOCK                                    97,392          106,472

  1.1%  SHORT-TERM
        INVESTMENT                                       1,243            1,243

  0.1%  U.S. TREASURY
        OBLIGATIONS                                         70               70
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                               98,705          107,785

  6.5%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                           6,997            6,997

(6.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (6,481)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                108,301

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 98.3% of net assets

       AUTOMOBILES & COMPONENTS 0.9%
       -------------------------------------------------------------------------
     @ Cooper Tire & Rubber Co.    1,300                                      23
       Dana Corp.    2,700                                                    31
       Delphi Corp.    11,500                                                 38
       Ford Motor Co.    37,609                                              342
     @ General Motors Corp.    11,275                                        301
       Johnson Controls, Inc.    4,000                                       219
     @ Visteon Corp.    2,585                                                  9
                                                                     -----------
                                                                             963
       BANKS 15.1%
       -------------------------------------------------------------------------
       AmSouth Bancorp.    7,100                                             187
  =(3) Bank of America Corp.    82,080                                     3,697
       BB&T Corp.    11,300                                                  443
       Comerica, Inc.    3,200                                               183
       Compass Bancshares, Inc.    2,500                                     108
       Countrywide Financial Corp.    11,198                                 405
       Fannie Mae    19,590                                                1,057
       Fifth Third Bancorp    10,530                                         458
       First Horizon National Corp.    2,500                                 104
       Freddie Mac    14,100                                                 867
     @ Golden West Financial Corp.    5,710                                  356
       Huntington Bancshares, Inc.    4,741                                  111
       KeyCorp, Inc.    8,300                                                275
       M&T Bank Corp.    1,990                                               206
       Marshall & Ilsley Corp.    4,206                                      179
       MGIC Investment Corp.    1,800                                        106
       National City Corp.    12,030                                         409
       North Fork Bancorp., Inc.    9,520                                    268
       PNC Financial Services Group,
       Inc.    5,800                                                         309
       Regions Financial Corp.    9,494                                      318
       Sovereign Bancorp, Inc.    7,700                                      158
       SunTrust Banks, Inc.    6,860                                         500
       Synovus Financial Corp.    6,000                                      168
       U.S. Bancorp    37,518                                              1,047
  (10) Wachovia Corp.    29,996                                            1,535
       Washington Mutual, Inc.    17,950                                     742
   (7) Wells Fargo & Co.    34,330                                         2,058
     = Zions Bancorp.    1,810                                               127
                                                                     -----------
                                                                          16,381
       CAPITAL GOODS 5.1%
       -------------------------------------------------------------------------
       American Power Conversion Corp.    3,900                               94
       Cooper Industries Ltd., Class A    1,700                              108
     @ Cummins, Inc.    860                                                   58


                                                         See financial notes. 27

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Deere & Co.    4,990                                                  312
       Dover Corp.    4,200                                                  153
     @ Eaton Corp.    3,200                                                  188
       General Dynamics Corp.    4,100                                       431
       Goodrich Corp.    2,500                                               101
       Honeywell International, Inc.    17,217                               616
       Ingersoll-Rand Co., Class A    3,600                                  277
       ITT Industries, Inc.    1,800                                         163
       L-3 Communications Holdings,
       Inc.    2,330                                                         165
       Masco Corp.    9,300                                                  293
       Northrop Grumman Corp.    7,288                                       399
       Pall Corp.    2,700                                                    72
       Parker Hannifin Corp.    2,400                                        144
       Raytheon Co.    8,800                                                 331
       Textron, Inc.    2,730                                                206
     = Tyco International Ltd.    40,761                                   1,276
       W.W. Grainger, Inc.    1,680                                           93
                                                                     -----------
                                                                           5,480
       COMMERCIAL SERVICES & SUPPLIES 0.9%
       -------------------------------------------------------------------------
     o Allied Waste Industries, Inc.    5,600                                 45
       Cendant Corp.    21,360                                               425
       R.R. Donnelley & Sons Co.    4,500                                    148
       Waste Management, Inc.    11,700                                      333
                                                                     -----------
                                                                             951
       CONSUMER DURABLES & APPAREL 1.1%
       -------------------------------------------------------------------------

       Brunswick Corp.    2,200                                               92
       Centex Corp.    2,600                                                 150
     @ Eastman Kodak Co.    5,400                                            135
     @ Hasbro, Inc.    3,370                                                  64
     @ Jones Apparel Group, Inc.    2,600                                     79
       KB Home    1,680                                                       96
       Leggett & Platt, Inc.    3,800                                        102
       Liz Claiborne, Inc.    2,200                                           78
       Pulte Homes, Inc.    1,900                                            136
       Reebok International Ltd.    1,100                                     45
       Snap-On, Inc.    1,000                                                 33
       VF Corp.    2,000                                                     113
       Whirlpool Corp.    1,500                                               93
                                                                     -----------
                                                                           1,216
       DIVERSIFIED FINANCIALS 13.4%
       -------------------------------------------------------------------------
       The Bank of New York Co., Inc.    15,900                              444
       The Bear Stearns Cos., Inc.    2,101                                  199
       Capital One Financial Corp.    4,600                                  326
     / The Charles Schwab Corp.    23,240                                    240
       CIT Group, Inc.    4,200                                              169
  =(1) Citigroup, Inc.    105,803                                          4,968
     o E*TRADE Financial Corp.    7,700                                       86
       Franklin Resources, Inc.    3,700                                     254
       Goldman Sachs Group, Inc.    8,500                                    908
       Janus Capital Group, Inc.    4,400                                     57
  =(5) JPMorgan Chase & Co.    71,954                                      2,554
       Lehman Brothers Holdings, Inc.    5,600                               514
       MBNA Corp.    26,300                                                  519
       Mellon Financial Corp.    7,900                                       219
       Merrill Lynch & Co., Inc.    18,840                                 1,016
       Morgan Stanley    22,400                                            1,179
       Northern Trust Corp.    4,110                                         185
       Principal Financial Group, Inc.    5,900                              231
     o Providian Financial Corp.    6,000                                    100
       State Street Corp.    6,800                                           314
                                                                     -----------
                                                                          14,482
       ENERGY 8.1%
       -------------------------------------------------------------------------
     @ Amerada Hess Corp.    1,720                                           161
       Anadarko Petroleum Corp.    4,788                                     350
       Apache Corp.    6,670                                                 375
       Ashland, Inc.    1,400                                                 94
       Burlington Resources, Inc.    8,000                                   389
  =(6) ChevronTexaco Corp.    39,804                                       2,070
       ConocoPhillips    14,082                                            1,476
       Devon Energy Corp.    9,700                                           438
       El Paso Corp.    13,173                                               132
       EOG Resources, Inc.    4,800                                          228
     @ Kerr-McGee Corp.    3,100                                             241
       Kinder Morgan, Inc.    2,215                                          169
       Marathon Oil Corp.    7,000                                           326
     o Nabors Industries Ltd.    2,860                                       154
     o National-Oilwell Varco, Inc.    3,000                                 119
       Noble Corp.    2,900                                                  148
       Occidental Petroleum Corp.    8,100                                   559
       Rowan Cos., Inc.    2,100                                              56


28 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Sunoco, Inc.    1,400                                                 139
     o Transocean, Inc.    6,096                                             283
       Unocal Corp.    5,300                                                 289
       Valero Energy Corp.    5,300                                          363
       Williams Cos., Inc.    11,400                                         194
                                                                     -----------
                                                                           8,753
       FOOD & STAPLES RETAILING 1.3%
       -------------------------------------------------------------------------
     @ Albertson's, Inc.    7,138                                            141
     @ Costco Wholesale Corp.    9,560                                       388
       CVS Corp.    7,800                                                    402
    @o Kroger Co.    15,200                                                  240
     o Safeway, Inc.    9,200                                                196
       Supervalu, Inc.    2,800                                               89
                                                                     -----------
                                                                           1,456
       FOOD BEVERAGE & TOBACCO 1.2%
       -------------------------------------------------------------------------
       Archer-Daniels-Midland Co.    11,715                                  211
       Coca-Cola Enterprises, Inc.    7,140                                  145
       ConAgra Foods, Inc.    10,400                                         278
       General Mills, Inc.    7,500                                          370
       Molson Coors Brewing Co.,
       Class B    1,600                                                       99
       Reynolds American, Inc.    2,350                                      183
                                                                     -----------
                                                                           1,286
       HEALTH CARE EQUIPMENT & SERVICES 3.8%
       -------------------------------------------------------------------------
       Aetna, Inc.    5,560                                                  408
       AmerisourceBergen Corp.    2,240                                      137
       Cardinal Health, Inc.    8,770                                        487
     o Caremark Rx, Inc.    9,443                                            378
       CIGNA Corp.    2,460                                                  226
     o Fisher Scientific International, Inc.    2,200                        131
     @ HCA, Inc.    8,200                                                    458
     @ Health Management Associates, Inc.,
       Class A    4,700                                                      116
    @o Humana, Inc.    3,400                                                 118
     o Laboratory Corp. of America
       Holdings    2,730                                                     135
       Manor Care, Inc.    1,800                                              60
       McKesson Corp.    6,200                                               230
     o Medco Health Solutions, Inc.    5,290                                 270
     o Tenet Healthcare Corp.    9,800                                       117
     o Thermo Electron Corp.    3,100                                         78
     o WellPoint, Inc.    6,129                                              783
                                                                     -----------
                                                                           4,132
       HOTELS RESTAURANTS & LEISURE 1.6%
       -------------------------------------------------------------------------
     @ Carnival Corp.    10,660                                              521
       Hilton Hotels Corp.    7,900                                          173
       McDonald's Corp.    25,800                                            756
       Starwood Hotels & Resorts
       Worldwide, Inc.    4,200                                              228
       Wendy's International, Inc.    2,300                                   99
                                                                     -----------
                                                                           1,777
       HOUSEHOLD & PERSONAL PRODUCTS 0.1%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    1,800                                   80

       INSURANCE 8.0%
       -------------------------------------------------------------------------
       ACE Ltd. 5,700                                                        245
       AFLAC, Inc.    9,700                                                  394
       The Allstate Corp.    13,750                                          772
       AMBAC Financial Group, Inc.    2,200                                  147
  =(4) American International Group,
       Inc.    52,738                                                      2,682
       AON Corp.    6,250                                                    130
       Chubb Corp.    3,600                                                  294
       Cincinnati Financial Corp.    3,612                                   145
       Hartford Financial Services
       Group, Inc.    5,700                                                  412
       Jefferson-Pilot Corp.    2,600                                        131
       Lincoln National Corp.    3,600                                       162
       Loews Corp.    3,030                                                  215
       Marsh & McLennan Cos., Inc.    10,800                                 303
       MBIA, Inc.    2,950                                                   155
       Metlife, Inc.    13,838                                               538
       The Progressive Corp.    4,050                                        370
       Prudential Financial, Inc.    9,800                                   560
       Safeco Corp.    2,500                                                 132
       The St. Paul Travelers Cos., Inc.    13,740                           492
       Torchmark Corp.    2,100                                              112
     @ UnumProvident Corp.    5,849                                           98
       XL Capital Ltd., Class A    2,900                                     204
                                                                     -----------
                                                                           8,693


                                                         See financial notes. 29

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       MATERIALS 3.4%
       -------------------------------------------------------------------------
       Air Products & Chemicals, Inc.    4,600                               270
       Alcoa, Inc.    17,832                                                 517
       Bemis Co.    2,300                                                     63
       Engelhard Corp.    2,300                                               70
     @ Georgia-Pacific Corp.    5,210                                        179
       Great Lakes Chemical Corp.    900                                      28
       International Paper Co.    9,915                                      340
       Louisiana-Pacific Corp.    2,300                                       57
       MeadWestvaco Corp.    4,146                                           122
       Monsanto Co.    5,500                                                 322
       Newmont Mining Corp.    9,100                                         346
     @ Nucor Corp.    3,200                                                  163
       Phelps Dodge Corp.    1,920                                           165
       PPG Industries, Inc.    3,200                                         216
       Rohm & Haas Co.    3,635                                              159
       Temple-Inland, Inc.    2,200                                           74
       United States Steel Corp.    2,400                                    103
       Vulcan Materials Co.    2,200                                         117
       Weyerhaeuser Co.    5,000                                             343
                                                                     -----------
                                                                           3,654
       MEDIA 6.7%
       -------------------------------------------------------------------------
       Clear Channel Communications,
       Inc.    10,669                                                        341
     o Comcast Corp., Class A    44,783                                    1,438
       Gannett Co., Inc.    5,080                                            391
     o Interpublic Group of Cos., Inc.    8,200                              106
     o News Corp, Inc., Class A    54,000                                    825
     o Time Warner, Inc.    86,850                                         1,460
       Tribune Co.    6,030                                                  233
     o Univision Communications, Inc.,
       Class A    5,910                                                      155
       Viacom, Inc., Class B    34,521                                     1,195
       The Walt Disney Co.    41,450                                       1,094
                                                                     -----------
                                                                           7,238
       PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
       -------------------------------------------------------------------------
     o Biogen Idec, Inc.    6,100                                            221
     o Chiron Corp.    2,980                                                 102
     o King Pharmaceuticals, Inc.    5,500                                    44
       Mylan Laboratories, Inc.    4,900                                      81
   (2) Pfizer, Inc.    151,060                                             4,104
     o Watson Pharmaceuticals, Inc.    2,500                                  75
                                                                     -----------
                                                                           4,627
       REAL ESTATE 0.9%
       -------------------------------------------------------------------------
     @ Apartment Investment & Management Co.,
       Class A    2,000                                                       76
     @ Archstone-Smith Trust    4,000                                        144
       Equity Office Properties Trust    8,200                               258
       Equity Residential    5,800                                           199
       Plum Creek Timber Co., Inc.    3,600                                  124
       ProLogis    3,800                                                     151
                                                                     -----------
                                                                             952
       RETAILING 2.0%
       -------------------------------------------------------------------------
     o Autonation, Inc.    4,570                                              84
    @o Big Lots, Inc.    1,800                                                18
     @ Circuit City Stores, Inc.    4,100                                     65
       Dillards, Inc., Class A    1,430                                       33
       Federated Department Stores, Inc.    3,500                            201
       Genuine Parts Co.    3,600                                            154
       J.C. Penney Co., Inc. Holding Co.    5,380                            255
     o Kohl's Corp.    6,590                                                 314
       Limitedbrands    8,188                                                178
       The May Department Stores Co.    5,700                                200
       Nordstrom, Inc.    2,350                                              120
     o Office Depot, Inc.    6,400                                           125
     @ OfficeMax, Inc.    1,900                                               62
     o Sears Holdings Corp.    1,353                                         183
       Tiffany & Co.    2,700                                                 81
     o Toys `R' Us, Inc.    4,350                                            110
                                                                     -----------
                                                                           2,183
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
       -------------------------------------------------------------------------
     o Advanced Micro Devices, Inc.    7,900                                 113
     o Applied Materials, Inc.    33,770                                     502
     o Applied Micro Circuits Corp.    5,200                                  14
     o Freescale Semiconductor, Inc.,
       Class B    7,955                                                      150
    @o KLA-Tencor Corp.    4,000                                             156
     o LSI Logic Corp.    7,700                                               41
    @o Micron Technology, Inc.    12,600                                     123
       National Semiconductor Corp.    7,500                                 143


30 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    @o Novellus Systems, Inc.    3,000                                        70
     o Nvidia Corp.    3,200                                                  70
     o Teradyne, Inc.    4,000                                                44
       Texas Instruments, Inc.    34,850                                     870
                                                                     -----------
                                                                           2,296
       SOFTWARE & SERVICES 1.3%
       -------------------------------------------------------------------------
    @o Affiliated Computer Services, Inc.,
       Class A    2,558                                                      122
     o BMC Software, Inc.    4,400                                            71
     o Computer Sciences Corp.    3,800                                      165
     o Convergys Corp.    3,000                                               39
       Electronic Data Systems Corp.    10,500                               203
     o Fiserv, Inc.    4,000                                                 169
     o Novell, Inc.    7,500                                                  44
       Sabre Holdings Corp., Class A    2,700                                 53
     o Siebel Systems, Inc.    10,600                                         96
     o SunGard Data Systems, Inc.    5,700                                   191
     o Unisys Corp.    6,800                                                  44
     o Veritas Software Corp.    8,900                                       183
                                                                     -----------
                                                                           1,380
       TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
       -------------------------------------------------------------------------
     o ADC Telecommunications, Inc.    19,600                                 44
    @o Agilent Technologies, Inc.    8,750                                   182
     o Andrew Corp.    3,000                                                  37
     o CIENA Corp.    11,100                                                  26
     o Comverse Technology, Inc.    4,000                                     91
     o EMC Corp.    49,100                                                   644
       Hewlett-Packard Co.    58,628                                       1,200
     o Jabil Circuit, Inc.    4,009                                          111
     o JDS Uniphase Corp.    27,500                                           41
       Molex, Inc.    2,900                                                   74
       Motorola, Inc.    49,985                                              767
     o NCR Corp.    3,500                                                    116
     o Sanmina -- SCI Corp.    10,300                                         41
     o Solectron Corp.    20,000                                              66
     o Sun Microsystems, Inc.    69,000                                      250
       Tektronix, Inc.    2,000                                               43
     o Tellabs, Inc.    9,400                                                 73
     o Xerox Corp.    18,300                                                 242
                                                                     -----------
                                                                           4,048
       TELECOMMUNICATION SERVICES 5.6%
       -------------------------------------------------------------------------
     @ Alltel Corp.    6,300                                                 359
       AT&T Corp.    16,252                                                  311
       BellSouth Corp.    37,080                                             982
       CenturyTel, Inc.    2,900                                              89
     @ Citizens Communications Co.    6,948                                   88
   (9) SBC Communications, Inc.    66,880                                  1,592
     @ Sprint Corp. (FON Group)    30,200                                    672
   (8) Verizon Communications, Inc.    56,080                              2,008
                                                                     -----------
                                                                           6,101
       TRANSPORTATION 1.8%
       -------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.    7,700                           371
       CSX Corp.    4,100                                                    165
       FedEx Corp.    6,200                                                  527
       Norfolk Southern Corp.    8,100                                       254
       Ryder Systems, Inc.    1,300                                           48
       Southwest Airlines Co.    14,300                                      213
       Union Pacific Corp.    5,300                                          339
                                                                     -----------
                                                                           1,917
       UTILITIES 5.9%
       -------------------------------------------------------------------------
    @o Allegheny Energy, Inc.    2,900                                        71
       Ameren Corp.    3,950                                                 204
       American Electric Power Co., Inc.    7,760                            273
    @o Calpine Corp.    8,400                                                 15
       Cinergy Corp.    3,700                                                147
     o CMS Energy Corp.    4,000                                              52
     @ Consolidated Edison, Inc.    4,910                                    212
       Constellation Energy Group, Inc.    3,600                             189
       Dominion Resources, Inc.    6,448                                     486
       DTE Energy Co.    3,500                                               161
       Duke Energy Corp.    17,690                                           516
    @o Dynegy, Inc., Class A    7,500                                         25
       Edison International    6,700                                         243
       Entergy Corp.    4,310                                                316
       Exelon Corp.    13,700                                                678
     @ FirstEnergy Corp.    6,722                                            293
       FPL Group, Inc.    7,600                                              310
       KeySpan Corp.    3,300                                                125
       Nicor, Inc.    800                                                     30
       NiSource, Inc.    5,515                                               128


                                                         See financial notes. 31

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Peoples Energy Corp.   700                                             28
    @o PG&E Corp.   7,300                                                    253
       Pinnacle West Capital Corp.   1,900                                    80
       PPL Corp.   3,700                                                     201
       Progress Energy, Inc.   4,906                                         206
       Public Service Enterprise Group,
       Inc.   4,900                                                          285
       Sempra Energy   4,800                                                 194
       The Southern Co.   15,040                                             496
       TECO Energy, Inc.   4,100                                              68
       Xcel Energy, Inc.   8,210                                             141
                                                                     -----------
                                                                           6,426

       SHORT -TERM INVESTMENT
       1.1% of net assets

       Provident Institutional
       TempFund 1,242,969                                                  1,243

       SECURITY                                    FACE AMOUNT
          RATE, MATURITY DATE                      ($ x 1,000)
       U.S. TREASURY OBLIGATIONS
       0.1% of net assets

     = U.S. Treasury Bills
          2.73%-2.75%, 06/16/05                             70                70

END OF INVESTMENTS.

       SECURITY                                    FACE AMOUNT          VALUE
          RATE, MATURITY DATE                      ($ x 1,000)       ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       6.5% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 1.6%
       -------------------------------------------------------------------------
       Bank of America Corp.
           2.80%, 05/02/05                                 456               456
       Canadian Imperial Bank of
       Commerce/New York
           1.72%, 05/25/05                                  78                78
       Fortis Bank NY
           1.78%, 06/06/05                                 161               161
           2.06%, 06/08/05                                   7                 7
       Skandinav Enskilda Bank
           2.94%, 05/17/05                                 591               591
       Societe Generale
           2.91%, 05/16/05                                 453               453
                                                                     -----------
                                                                           1,746
       SHORT-TERM INVESTMENTS 4.9%
       -------------------------------------------------------------------------
       KBC Bank, TIme Deposit
           2.95%, 05/02/05                                 306               306

       SECURITY AND NUMBER OF SHARES

       Institutional Money Market
       Trust 4,944,821                                                     4,945
                                                                     -----------
                                                                           5,251

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                        Number of     Contract    Unrealized
                                        Contracts       Value        Gains
S&P 500 Index e-mini, Long
Expires 06/17/05                            20          1,159          6


32 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including
   $6,758 of securities on loan)                                       $107,785 a
Collateral invested for securities on loan                                6,997
Receivables:
   Fund shares sold                                                         482
   Dividends                                                                217
   Due from broker for futures                                               15
   Income from securities on loan                                             1
Prepaid expenses                                                    +        12
                                                                    ------------
TOTAL ASSETS                                                            115,509

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                6,997
Payables:
   Fund shares redeemed                                                     180
   Transfer agent and shareholder service fees                                1
   Trustees' fees                                                             1
Accrued expenses                                                    +        29
                                                                    ------------
TOTAL LIABILITIES                                                         7,208

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            115,509
TOTAL LIABILITIES                                                   -     7,208
                                                                    ------------
NET ASSETS                                                             $108,301

NET ASSETS BY SOURCE
Capital received from investors                                         127,549
Net investment income not yet distributed                                   738
Net realized capital losses                                             (29,072) b
Net unrealized capital gains                                              9,086 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$108,301             10,933                $9.91

  Unless stated, all numbers x 1,000.

a The fund paid $98,705 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

       Purchases                               $17,040
       Sales/maturities                        $17,752

  The fund's total security transactions with other Schwab Funds(R) during the period were $1,521.

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------------------
  PORTFOLIO COST                           $100,206

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                     $21,055
  Losses                                +   (13,476)
                                        ------------
                                             $7,579

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                            $1,427
  Long-term capital gains                       $--

  CAPITAL LOSSES UTILIZED                    $1,252

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                     Loss amount
    2010                                    $24,705
    2011                                +     6,374
                                        ------------
                                            $31,079


                                                         See financial notes. 33

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,212
Interest                                                                     19
Securities on loan                                                    +       6
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,237

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         3,517
Net realized gains on futures contracts                               +     169
                                                                      ----------
NET REALIZED GAINS                                                        3,686

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (913)
Net unrealized losses on futures contracts                            +      (7)
                                                                      ----------
NET UNREALIZED LOSSES                                                      (920)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   113 a
Transfer agent and shareholder service fees                                  57 b
Trustees' fees                                                                4 c
Custodian fees                                                               12
Portfolio accounting fees                                                     7
Professional fees                                                            12
Registration fees                                                            10
Shareholder reports                                                          12
Other expenses                                                        +       6
                                                                      ----------
Total expenses                                                              233
Expense reduction                                                     -      91 d
                                                                      ----------
NET EXPENSES                                                                142

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,237
NET EXPENSES                                                          -     142
                                                                      ----------
NET INVESTMENT INCOME                                                     1,095
NET REALIZED GAINS                                                        3,686 e
NET UNREALIZED LOSSES                                                 +    (920) e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $3,861

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first $1 billion and 0.18% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $90 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, to 0.25% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $2,766.


34 See financial notes.

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                              $1,095                $1,687
Net realized gains                                  3,686                 1,485
Net unrealized gains or losses            +          (920)                8,575
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              3,861                11,747

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $1,784                $1,357 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                              SHARES           VALUE      SHARES          VALUE
Shares sold                    1,686         $17,122       4,232        $39,448
Shares reinvested                154           1,553         132          1,154
Shares redeemed            +  (1,996)        (20,176)     (2,432)       (22,547) b
                           -----------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                  (156)        ($1,501)      1,932        $18,055

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/04-4/30/05            11/1/03-10/31/04
                              SHARES      NET ASSETS      SHARES     NET ASSETS
Beginning of period           11,089        $107,725       9,157        $79,280
Total increase
or decrease                +    (156)            576       1,932         28,445 c
                           -----------------------------------------------------
END OF PERIOD                 10,933        $108,301      11,089       $107,725 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                               $1,357
  Long-term capital gains                          $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days the fund charges a 2.00% redemption fee.

  CURRENT PERIOD                                    $9
  PRIOR PERIOD                                     $11

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $738 and $1,427 at the end of the current period and prior period, respectively.


                                                         See financial notes. 35

SCHWAB INSTITUTIONAL SELECT(R)
SMALL-CAP VALUE INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/04-    11/1/03-    11/1/02-   11/1/01-    11/1/00-    11/1/99-
                                                                4/30/05*    10/31/04    10/31/03   10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           14.78       12.55        9.50      10.82       11.23        9.89
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.07        0.16        0.11       0.10        0.09        0.09
  Net realized and unrealized gains or losses                     0.39        2.18        3.04      (0.32)       0.32        1.74
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 0.46        2.34        3.15      (0.22)       0.41        1.83
Less distributions:
  Dividends from net investment income                           (0.17)      (0.11)      (0.10)     (0.10)      (0.08)      (0.09)
  Distributions from net realized gains                          (1.30)         --          --      (1.00)      (0.74)      (0.40)
                                                                --------------------------------------------------------------------
  Total distributions                                            (1.47)      (0.11)      (0.10)     (1.10)      (0.82)      (0.49)
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 13.77       14.78       12.55       9.50       10.82       11.23
                                                                --------------------------------------------------------------------
Total return (%)                                                  2.59 1     18.76       33.52      (3.32)       4.14       19.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          0.32 2      0.32        0.32       0.33 3      0.32        0.28 4
  Gross operating expenses                                        0.56 2      0.58        0.63       0.61        0.61        0.66
  Net investment income                                           0.86 2      1.15        0.95       0.81        0.87        0.94
Portfolio turnover rate                                             16 1        40          36         56          69          71
Net assets, end of period ($ x 1,000,000)                           39          42          36         37          47          39

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.32% if interest expense had not been included.

4 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.


36 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  This security or a portion of this security is on loan

 ~  Security is valued at fair value (see Accounting Policies)

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 99.1%  COMMON STOCK                                     32,152          39,090

  0.5%  SHORT-TERM
        INVESTMENT                                          174             174

  0.2%  U.S. TREASURY
        OBLIGATION                                           80              80
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                32,406          39,344

  7.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                2,797           2,797

(6.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (2,702)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 39,439

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.1% of net assets

       AUTOMOBILES & COMPONENTS 0.5%
       -------------------------------------------------------------------------
       Coachmen Industries, Inc.     2,300                                    27
       Monaco Coach Corp.     5,100                                           72
       Standard Motor Products, Inc.     3,400                                31
       Superior Industries International,
       Inc.     3,500                                                         71
                                                                     -----------
                                                                             201
       BANKS 9.9%
       -------------------------------------------------------------------------
       Anchor Bancorp Wisconsin, Inc.     4,000                              106
     o BankUnited Financial Corp.,
       Class A     5,100                                                     122
       Boston Private Financial Holdings,
       Inc.     4,300                                                         96
    @= Brookline Bancorp, Inc.     9,200                                     138
     = Chittenden Corp.     7,450                                            187
     = Commercial Federal Corp.     6,800                                    177
       Community Bank System, Inc.     4,700                                 104
       Dime Community Bancshares,
       Inc.     5,700                                                         84
     = Downey Financial Corp.     4,600                                      298
       First Republic Bank     4,350                                         136
     o FirstFed Financial Corp.     2,700                                    137
     = Flagstar Bancorp., Inc.     8,000                                     152
     = Fremont General Corp.     13,500                                      293
       Gold Banc Corp., Inc.     7,000                                        97
       Irwin Financial Corp.     4,900                                        98
     = MAF Bancorp., Inc.     5,400                                          218
       Provident Bankshares Corp.     5,305                                  155
       Riggs National Corp.     4,900                                         96
   (9) The South Financial Group,
       Inc.     12,200                                                       322
       Sterling Bancshares, Inc.
       Texas     7,800                                                       105
     o Sterling Financial Corp.
       Washington     4,000                                                  131
       Susquehanna Bancshares,
       Inc.     7,700                                                        162
       Umpqua Holdings Corp.     7,300                                       162
  =(8) Whitney Holding Corp.     7,250                                       328
                                                                     -----------
                                                                           3,904
       CAPITAL GOODS 13.1%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B     5,000                                   142
    =o AAR Corp.     4,800                                                    71
     = Albany International Corp., Class A     5,500                         172
       Apogee Enterprises, Inc.     4,400                                     57


                                                         See financial notes. 37

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Applied Industrial Technologies,
       Inc.     5,250                                                        146
     o Astec Industries, Inc.     3,100                                       72
       Barnes Group, Inc.     3,700                                          106
       Briggs & Stratton Corp.     8,200                                     265
       C&D Technologies, Inc.     3,900                                       27
       Cubic Corp.     4,200                                                  74
       Curtiss-Wright Corp.     3,200                                        173
     o DRS Technologies, Inc.     4,600                                      204
     o EMCOR Group, Inc.     2,500                                           112
     o Esterline Technologies Corp.     3,700                                120
     o Gardner Denver, Inc.     3,400                                        124
     o Griffon Corp.     4,800                                                92
     = Hughes Supply, Inc.     11,400                                        298
     o Insituform Technologies, Inc.,
       Class A     4,200                                                      63
       Kaman Corp., Class A     3,300                                         43
       Lennox International, Inc.     10,112                                 198
     o Lydall, Inc.     2,000                                                 18
    =o Magnetek, Inc.     4,100                                               15
     o Moog, Inc., Class A     6,750                                         201
       Mueller Industries, Inc.     6,100                                    158
       Regal Beloit Corp.     5,000                                          132
       Robbins & Myers, Inc.     2,100                                        46
     o The Shaw Group, Inc.     10,600                                       192
       Standex International Corp.     2,000                                  52
       Stewart & Stevenson Services,
       Inc.     5,200                                                        125
       Thomas Industries, Inc.     2,900                                     114
   (5) The Timken Co.     15,300                                             380
       Tredegar Corp.     6,500                                              106
     o Triumph Group, Inc.     2,300                                          72
       Universal Forest Products, Inc.     2,600                              99
     o URS Corp.     7,300                                                   224
       Valmont Industries, Inc.     3,700                                     86
     o Vicor Corp.     6,700                                                  79
       Watsco, Inc.     4,400                                                191
       Watts Water Technologies, Inc.,
       Class A     5,100                                                     159
     o Wolverine Tube, Inc.     2,100                                         14
       Woodward Governor Co.     2,000                                       141
                                                                     -----------
                                                                           5,163
       COMMERCIAL SERVICES & SUPPLIES 5.2%
       -------------------------------------------------------------------------
       ABM Industries, Inc.     7,900                                        144
       Angelica Corp.     1,400                                               38
       Bowne & Co., Inc.     5,400                                            70
       CDI Corp.     3,100                                                    69
       Central Parking Corp.     6,100                                       100
     o Consolidated Graphics, Inc.     2,200                                 101
       G&K Services, Inc., Class A     3,600                                 138
     o Imagistics International, Inc.     2,400                               64
     o Insurance Auto Auctions, Inc.     1,900                                54
    ~o Mascotech Escrow     8,900                                             --
     o Mobile Mini, Inc.     2,300                                            81
     o NCO Group, Inc.     5,500                                             102
     o On Assignment, Inc.     3,000                                          13
     o PRG-Schultz International, Inc.     9,100                              43
     o School Specialty, Inc.     3,500                                      130
     o SOURCECORP, Inc.     2,600                                             46
     o Spherion Corp.     9,300                                               52
       The Standard Register Co.     4,800                                    60
     o Tetra Tech, Inc.     8,900                                             94
     o United Stationers, Inc.     5,200                                     219
       Viad Corp.     3,500                                                   90
     o Volt Information Sciences, Inc.     2,800                              55
     o Waste Connections, Inc.     8,050                                     284
                                                                     -----------
                                                                           2,047
       CONSUMER DURABLES & APPAREL 4.7%
       -------------------------------------------------------------------------
       Action Performance Cos., Inc.     2,900                                31
    =o Applica, Inc.     3,800                                                 9
    =o Ashworth, Inc.     2,400                                               26
       Bassett Furniture Industries, Inc.     1,900                           37
       Brown Shoe Co., Inc.     3,000                                         93
     o Department 56, Inc.     2,600                                          34
    =o Enesco Group, Inc.     1,900                                           11
       Fedders Corp.     4,000                                                 8
       Haggar Corp.     1,200                                                 23
    =o Jakks Pacific, Inc.     4,200                                          79
     o K2, Inc.     7,500                                                     95
       Kellwood Co.     4,400                                                112
     @ La-Z-Boy, Inc.     8,500                                              101
       Libbey, Inc.     2,000                                                 35


38 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
  @(2) MDC Holdings, Inc.     6,739                                          441
    =o Meade Instruments Corp.     1,700                                       5
       National Presto Industries, Inc.     1,000                             39
       Russ Berrie & Co., Inc.     3,600                                      47
       Russell Corp.     5,400                                                95
       Skyline Corp.     1,500                                                54
  =(4) Standard-Pacific Corp.     5,400                                      387
       Stride Rite Corp.     6,100                                            74
       Sturm Ruger & Co., Inc.     4,600                                      30
                                                                     -----------
                                                                           1,866
       DIVERSIFIED FINANCIALS 1.2%
       -------------------------------------------------------------------------
       Cash America International, Inc.     4,700                             70
       Financial Federal Corp.     2,900                                     102
     o Investment Technology Group,
       Inc.     7,000                                                        133
     o Piper Jaffray Cos.     3,100                                           86
     o Rewards Network, Inc.     4,500                                        22
       SWS Group, Inc.     2,697                                              40
                                                                     -----------
                                                                             453
       ENERGY 3.8%
       -------------------------------------------------------------------------
     o Dril-Quip, Inc.     3,200                                              93
     o Input/Output, Inc.     11,800                                          71
     o Maverick Tube Corp.     7,000                                         204
     o Oceaneering International, Inc.     3,900                             128
     o Offshore Logistics, Inc.     3,700                                    107
     o Seacor Holdings, Inc.     2,700                                       154
     o Spinnaker Exploration Co.     5,500                                   176
     o Stone Energy Corp.     4,400                                          198
     o Swift Energy Co.    4,400                                             116
     o Veritas DGC, Inc.     5,500                                           141
     o W-H Energy Services, Inc.     4,400                                    97
                                                                     -----------
                                                                           1,485
       FOOD & STAPLES RETAILING 1.9%
       -------------------------------------------------------------------------
       Casey's General Stores, Inc.     8,300                                140
    @o Great Atlantic & Pacific Tea Co.     6,300                             99
    @= Longs Drug Stores Corp.     6,500                                     236
     = Nash Finch Co.     2,400                                               85
     o Performance Food Group Co.     7,600                                  204
                                                                     -----------
                                                                             764
       FOOD BEVERAGE & TOBACCO 1.9%
       -------------------------------------------------------------------------
     @ American Italian Pasta Co.,
       Class A     2,700                                                      64
     = Corn Products International, Inc.     12,400                          273
       DIMON, Inc.     7,400                                                  44
       Flowers Foods, Inc.     7,100                                         205
     o Hain Celestial Group, Inc.     5,900                                  105
     o J & J Snack Foods Corp.     1,400                                      68
                                                                     -----------
                                                                             759
       HEALTH CARE EQUIPMENT & SERVICES 7.8%
       -------------------------------------------------------------------------
 =o(6) Accredo Health, Inc.     8,100                                        367
       Analogic Corp.     2,500                                              104
       Chemed Corp.     2,000                                                142
     o Conmed Corp.     5,300                                                158
     o Cross Country Healthcare, Inc.     5,700                               92
       Datascope Corp.     2,300                                              66
     o DJ Orthopedics, Inc.     3,700                                         93
     o Gentiva Health Services, Inc.     4,100                                80
       Hooper Holmes, Inc.     10,400                                         38
     o ICU Medical, Inc.     2,000                                            71
     = Invacare Corp.     5,100                                              209
     o LifePoint Hospitals, Inc.     2,391                                   106
       NDCHealth Corp.     5,700                                              87
    @o OCA, Inc.     8,100                                                    33
    =o Osteotech, Inc.     1,400                                               4
     = Owens & Minor, Inc.     6,300                                         183
     o Parexel International Corp.     4,500                                  82
    =o Pediatrix Medical Group, Inc.     3,500                               238
     o Priority Healthcare Corp., Class B     7,200                          164
     o RehabCare Group, Inc.     2,600                                        78
     o Sunrise Senior Living, Inc.     3,600                                 184
     o Theragenics Corp.     3,600                                            13
     o United Surgical Partners
       International, Inc.     5,000                                         221
     o Viasys Healthcare, Inc.     5,000                                     106
       Vital Signs, Inc.     2,200                                            90
     o Wilson Greatbatch Technologies,
       Inc.     3,400                                                         65
                                                                     -----------
                                                                           3,074


                                                         See financial notes. 39

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       HOTELS RESTAURANTS & LEISURE 2.7%
       -------------------------------------------------------------------------
    @o Aztar Corp.     5,800                                                 158
     o Jack in the Box, Inc.     6,500                                       238
       Landry's Restaurants, Inc.     4,100                                  107
       Lone Star Steakhouse & Saloon,
       Inc.     3,059                                                         87
       The Marcus Corp.     5,100                                             98
     o Multimedia Games, Inc.     4,800                                       38
     o O'Charleys, Inc.     3,300                                             66
     o Pinnacle Entertainment, Inc.     6,000                                 91
     o Ryan's Restaurant Group, Inc.     6,800                                86
     o The Steak N Shake Co.     4,400                                        79
                                                                     -----------
                                                                           1,048
       INSURANCE 4.2%
       -------------------------------------------------------------------------
       Delphi Financial Group, Inc.,
       Class A     5,467                                                     227
       Infinity Property & Casualty
       Corp.     3,000                                                        97
    @= Landamerica Financial Group,
       Inc.     3,300                                                        164
       Presidential Life Corp.     5,400                                      78
     o ProAssurance Corp.     5,000                                          188
       RLI Corp.     4,400                                                   189
    =o SCPIE Holdings, Inc.     900                                           10
       Selective Insurance Group, Inc.     4,700                             207
       Stewart Information Services
       Corp.     3,100                                                       112
       UICI     8,000                                                        186
       Zenith National Insurance Corp.     3,500                             201
                                                                     -----------
                                                                           1,659
       MATERIALS 7.5%
       -------------------------------------------------------------------------
       A. Schulman, Inc.     4,900                                            82
    =o A.M. Castle & Co.     2,700                                            32
     o Aleris International, Inc.     4,619                                   99
     = Aptargroup, Inc.     6,300                                            304
     = Arch Chemicals, Inc.     4,200                                        108
     o Brush Engineered Materials,
       Inc.     3,100                                                         44
     o Buckeye Technologies, Inc.     6,300                                   50
     = Cambrex Corp.     4,400                                                84
     o Caraustar Industries, Inc.     5,100                                   46
       Carpenter Technology Corp.     4,200                                  232
     o Century Aluminum Co.     5,300                                        124
       Chesapeake Corp.     3,000                                             58
     @ Commercial Metals Co.     9,500                                       242
       H.B. Fuller Co.     4,800                                             146
    =o Material Sciences Corp.     2,100                                      26
       Myers Industries, Inc.     6,050                                       58
    =o OM Group, Inc.     4,600                                              101
       Penford Corp.     1,200                                                17
     o PolyOne Corp.     14,800                                              114
     = Pope & Talbot, Inc.     2,700                                          35
       Quaker Chemical Corp.     1,300                                        25
       Quanex Corp.     4,350                                                220
       Reliance Steel & Aluminum Co.     5,300                               200
       Rock-Tennessee Co., Class A     5,800                                  59
     o RTI International Metals, Inc.     3,900                               88
       Ryerson Tull, Inc.     3,900                                           41
       Schweitzer-Mauduit International,
       Inc.     2,400                                                         70
       Steel Technologies, Inc.     1,900                                     36
       Texas Industries, Inc.     3,700                                      171
       Wellman, Inc.     5,500                                                59
                                                                     -----------
                                                                           2,971
       MEDIA 0.1%
       -------------------------------------------------------------------------
     o 4Kids Entertainment, Inc.     2,500                                    50

       PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
       -------------------------------------------------------------------------
       Alpharma, Inc., Class A     8,900                                      84
    =o Arqule, Inc.     3,700                                                 19
    @o Bradley Pharmaceuticals, Inc.     2,300                                21
     o Savient Pharmaceuticals, Inc.     8,400                                23
                                                                     -----------
                                                                             147
       REAL ESTATE 4.6%
       -------------------------------------------------------------------------
       Capital Automotive Real Estate
       Investment Trust     6,500                                            221
     = Colonial Properties Trust     4,400                                   170
       Commercial Net Lease Realty     8,600                                 163
       CRT Properties, Inc.     4,600                                        106
       Entertainment Properties Trust     4,100                              177
       Gables Residential Trust     5,000                                    183
       Glenborough Realty Trust, Inc.     5,400                              111
       Lexington Corp. Properties Trust     8,000                            184


40 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Parkway Properties, Inc.     2,000                                     91
 =(10) Shurgard Storage Centers, Inc.,
       Class A     7,600                                                     318
       Sovran Self Storage, Inc.     2,500                                   107
                                                                     -----------
                                                                           1,831
       RETAILING 6.5%
       -------------------------------------------------------------------------
       Building Material Holding Corp.     2,100                             115
     = Burlington Coat Factory Warehouse
       Corp.     5,400                                                       149
     o The Dress Barn, Inc.     5,000                                         86
       Fred's, Inc.     6,600                                                 95
     o Gamestop Corp., Class B     8,200                                     191
       Goody's Family Clothing, Inc.     5,300                                44
     o Group 1 Automotive, Inc.     3,800                                     96
     o The Gymboree Corp.     5,100                                           58
       Hancock Fabrics, Inc.     2,300                                        14
       Haverty Furniture Cos., Inc.     3,900                                 56
     o Insight Enterprises, Inc.     8,000                                   145
     o The J. Jill Group, Inc.     3,500                                      44
    =o Jo-Ann Stores, Inc.     3,610                                          91
    @o Linens `N Things, Inc.     7,500                                      175
     o The Men's Wearhouse, Inc.     6,300                                   260
       Movie Gallery, Inc.     5,200                                         141
       Pep Boys-Manny, Moe & Jack     9,400                                  133
     o ShopKo Stores, Inc.     5,000                                         120
       Sonic Automotive, Inc.     6,800                                      134
     o Stage Stores, Inc.     2,800                                          106
     o TBC Corp.     3,600                                                    94
     o Zale Corp.     8,600                                                  232
                                                                     -----------
                                                                           2,579
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
       -------------------------------------------------------------------------
     o Actel Corp.     4,100                                                  58
     o Advanced Energy Industries, Inc.     4,900                             52
    =o Alliance Semiconductor Corp.     5,300                                  8
     o Axcelis Technologies, Inc.     16,500                                 102
     o Brooks Automation, Inc.     8,000                                     103
       Cohu, Inc.     3,200                                                   57
    @o Cymer, Inc.     5,500                                                 136
     o DSP Group, Inc.     4,700                                             113
     o ESS Technology, Inc.     5,600                                         22
     o Exar Corp.     7,000                                                   89
     o FEI Co.     6,000                                                     108
     o Kopin Corp.     12,100                                                 37
     o Pericom Semiconductor Corp.     4,300                                  36
     o Photronics, Inc.     5,700                                             91
     o Rudolph Technologies, Inc.     2,700                                   35
    =o Skyworks Solutions, Inc.     25,700                                   135
     o Standard Microsystems Corp.     2,700                                  38
     o Ultratech Stepper, Inc.     3,600                                      57
     o Varian Semiconductor Equipment
       Associates, Inc.     6,000                                            224
     o Veeco Instruments, Inc.     5,100                                      68
                                                                     -----------
                                                                           1,569
       SOFTWARE & SERVICES 2.7%
       -------------------------------------------------------------------------
     o Captaris, Inc.     5,000                                               18
     o Ciber, Inc.     9,900                                                  77
     o Concord Communications, Inc.     3,500                                 58
     o Digital Insight Corp.     6,100                                       122
     o EPIQ Systems, Inc.     2,600                                           39
     o FindWhat.com     4,800                                                 40
     o Intrado, Inc.     3,000                                                38
     o JDA Software Group, Inc.     4,400                                     45
     o Mapinfo Corp.     3,500                                                40
     o MAXIMUS, Inc.     3,600                                               111
     o MRO Software, Inc.     4,300                                           55
     o NYFIX, Inc.     4,800                                                  25
     o Pegasus Solutions, Inc.     3,400                                      36
     o Phoenix Technologies Ltd.     3,800                                    31
     o Radiant Systems, Inc.     4,500                                        39
     o SPSS, Inc.     3,000                                                   48
    @o THQ, Inc.     6,600                                                   167
     o Verity, Inc.     6,500                                                 53
                                                                     -----------
                                                                           1,042
       TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
       -------------------------------------------------------------------------
    =o Adaptec, Inc.     18,700                                               68
     o Aeroflex, Inc.     12,000                                              95
       Agilysys, Inc.     5,700                                               75
     o Anixter International, Inc.     6,200                                 229
     o Audiovox Corp., Class A     3,400                                      46
       Bel Fuse, Inc., Class B     2,000                                      54
     @ Belden CDT, Inc.     7,625                                            140
    =o Bell Microproducts, Inc.     4,200                                     34


                                                         See financial notes. 41

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    =o Benchmark Electronics, Inc.     6,650                                 180
       Black Box Corp.     2,700                                              88
     o Brooktrout, Inc.     2,500                                             25
     o C-COR.net Corp.     8,000                                              53
     o Checkpoint Systems, Inc.     6,500                                    103
     o Coherent, Inc.     5,400                                              173
       CTS Corp.     5,700                                                    60
     o Electro Scientific Industries, Inc.     4,600                          76
     o Gerber Scientific, Inc.     4,000                                      28
    @o Hutchinson Technology, Inc.     4,400                                 163
     o Itron, Inc.     3,400                                                 123
       Methode Electronics, Class A     5,900                                 66
     o Network Equipment Technologies,
       Inc.     3,900                                                         20
       Park Electrochemical Corp.     3,300                                   73
     o Paxar Corp.     6,900                                                 124
     o PC-Tel, Inc.     3,500                                                 25
     o Photon Dynamics, Inc.     2,700                                        52
     o Pinnacle Systems, Inc.     11,200                                      56
     o Planar Systems, Inc.     1,800                                         14
     o Radisys Corp.     3,200                                                45
     o SBS Technologies, Inc.     3,000                                       28
     o Symmetricom, Inc.     7,600                                            78
     o Technitrol, Inc.     7,000                                             91
     o Tollgrade Communications, Inc.     2,200                               16
                                                                     -----------
                                                                           2,501
       TELECOMMUNICATION SERVICES 0.2%
       -------------------------------------------------------------------------
     o Boston Communications Group     3,300                                  18
     o General Communication, Inc.,
       Class A     9,100                                                      77
                                                                     -----------
                                                                              95
       TRANSPORTATION 2.0%
       -------------------------------------------------------------------------
     = Arkansas Best Corp.     4,100                                         129
     o Frontier Airlines, Inc.     6,100                                      59
    =o Kansas City Southern Railway     10,600                               201
    @o Mesa Air Group, Inc.     5,500                                         29
     @ SkyWest, Inc.     9,100                                               165
     @ USF Corp.     4,600                                                   196
                                                                     -----------
                                                                             779
       UTILITIES 7.9%
       -------------------------------------------------------------------------
     = Allete, Inc.     5,100                                                213
       American States Water Co.     2,800                                    71
  =(7) Atmos Energy Corp.     12,700                                         334
     = Avista Corp.     8,100                                                136
       Cascade Natural Gas Corp.     1,600                                    30
       Central Vermont Public Service
       Corp.     2,200                                                        46
       CH Energy Group, Inc.     2,500                                       107
       Cleco Corp.     8,200                                                 167
     o El Paso Electric Co.     8,200                                        160
     = Green Mountain Power Corp.     900                                     27
       The Laclede Group, Inc.     3,500                                      96
       Northwest Natural Gas Co.     4,400                                   156
       Piedmont Natural Gas Co.     12,800                                   294
  o(3) Southern Union Co.     16,575                                         397
       Southwest Gas Corp.     5,700                                         139
   (1) UGI Corp.     8,800                                                   442
       UIL Holdings Corp.     2,200                                          113
       Unisource Energy Corp.     5,600                                      175
                                                                     -----------
                                                                           3,103
       SHORT-TERM INVESTMENT
       0.5% of net assets

       Provident Institutional TempFund     173,866                          174

       SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                       ($ x 1,000)
       U.S. TREASURY OBLIGATION
       0.2% of net assets

     = U.S. Treasury Bill
         2.73%, 06/16/05                                    80                80

END OF INVESTMENTS.


42 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

       SECURITY                                    FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       7.1% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATION 0.4%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
         2.94%, 05/17/05                                   167               167

       SHORT-TERM INVESTMENTS 6.7%
       -------------------------------------------------------------------------
       KBC Bank, Time Deposit
         2.95%, 05/02/05                                   138               138

       SECURITY AND NUMBER OF SHARES

       Institutional Money Market
       Trust     2,491,866                                                 2,492
                                                                     -----------
                                                                           2,630

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                      Number of       Contract       Unrealized
                                      Contracts        Value           Losses
Russell 2000 Index e-mini, Long
Expires 06/17/05                          4             232             (17)


                                                         See financial notes. 43

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value (Including $2,662
   of securities on loan)                                                $39,344 a
Collateral invested for securities on loan                                 2,797
Receivables:
   Fund shares sold                                                           86
   Interest                                                                    1
   Dividends                                                                  30
   Investments sold                                                            2
   Due from brokers for futures                                                3
   Income from securities on loan                                              1
Prepaid expenses                                                      +        8
                                                                      -----------
TOTAL ASSETS                                                              42,272

LIABILITIES
---------------------------------------------------------------------------------
Collateral invested for securities on loan                                 2,797
Payables:
   Fund shares redeemed                                                       16
   Trustees' fees                                                              1
Accrued expenses                                                      +       19
                                                                      -----------
TOTAL LIABILITIES                                                          2,833

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              42,272
TOTAL LIABILITIES                                                     -    2,833
                                                                      -----------
NET ASSETS                                                               $39,439

NET ASSETS BY SOURCE
Capital received from investors                                           29,789
Net investment income not yet distributed                                    102
Net realized capital gains                                                 2,627 b
Net unrealized capital gains                                               6,921 b

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$39,439            2,864               $13.77

  Unless stated, all numbers x 1,000.

a The fund paid $32,406 for these securities.

  Includes securities valued at fair value worth $0 or 0.0% of the fund's total net assets.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                     $6,911
    Sales/maturities              $9,497

b These derive from investments and futures.

  FEDERAL TAX DATA
  -----------------------------------------
  PORTFOLIO COST                   $32,692

  NET UNREALIZED GAINS AND LOSSES:
  Gains                             $9,881
  Losses                        +   (3,229)
                                -----------
                                    $6,652

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                   $1,034
  Long-term capital gains           $3,033

  CAPITAL LOSSES UTILIZED             $826


44 See financial notes.

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $243
Interest                                                                      4
Securities on loan                                                    +       5
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     252

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         2,880
Net realized gains on futures contracts                               +     123
                                                                      ----------
NET REALIZED GAINS                                                        3,003

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,881)
Net unrealized losses on futures contracts                            +     (36)
                                                                      ----------
NET UNREALIZED LOSSES                                                    (1,917)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    54 a
Transfer agent and shareholder service fees                                  21 b
Trustees' fees                                                                3 c
Custodian fees                                                                9
Portfolio accounting fees                                                     3
Professional fees                                                            12
Registration fees                                                             7
Shareholder reports                                                           6
Other expenses                                                        +       5
                                                                      ----------
Total expenses                                                              120
Expense reduction                                                     -      51 d
                                                                      ----------
NET EXPENSES                                                                 69

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     252
NET EXPENSES                                                          -      69
                                                                      ----------
NET INVESTMENT INCOME                                                       183
NET REALIZED GAINS                                                        3,003 e
NET UNREALIZED LOSSES                                                 +  (1,917) e
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $1,269

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.25% of the first $1 billion and 0.23% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.05% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $50 from the investment adviser (CSIM) and $1 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, to 0.32% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $1,086.


                                                         See financial notes. 45

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                              11/1/04-4/30/05  11/1/03-10/31/04
Net investment income                                    $183               $443
Net realized gains                                      3,003              4,673
Net unrealized gains or losses                +        (1,917)             1,455
                                              -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                         1,269              6,571

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                      479                313
Distributions from net realized gains         +         3,668                 --
                                              -----------------------------------
TOTAL DIVIDENDS AND
DISTRIBUTIONS PAID                                     $4,147               $313 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                   11/1/04-4/30/05            11/1/03-10/31/04
                               SHARES           VALUE       SHARES        VALUE
Shares sold                       248          $3,654          637       $8,882
Shares reinvested                 224           3,246           18          238
Shares redeemed              +   (452)         (6,627)        (667)      (9,167) b
                             ----------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                     20            $273          (12)        ($47)

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------
                                   11/1/04-4/30/05            11/1/03-10/31/04
                               SHARES      NET ASSETS       SHARES   NET ASSETS
Beginning of period             2,844         $42,044        2,856      $35,833
Total increase
or decrease                  +     20          (2,605)         (12)       6,211 c
                             ----------------------------------------------------
END OF PERIOD                   2,864         $39,439        2,844      $42,044 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income           $313
  Long-term capital gains    $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD              $1
  PRIOR PERIOD                $2

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $102 and $398 at the end of the current period and prior period, respectively.


46 See financial notes.

SCHWAB INSTITUTIONAL SELECT FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
  Schwab S&P 500 Index Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Laudus U.S. MarketMasters Fund
  Laudus Balanced MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  SCHWAB INSTITUTIONAL SELECT S&P 500 Fund
  SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
  SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

SCHWAB INSTITUTIONAL SELECT FUNDS

date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The SchwabFunds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                           AMOUNT                                      WEIGHTED
                         OUTSTANDING              AVERAGE              AVERAGE
                          AT 4/30/05             BORROWING*            INTEREST
FUND                     ($ x 1,000)            ($ x 1,000)            RATE* (%)
--------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL
  SELECT LARGE-CAP
  VALUE FUND                  --                    906                  3.16
--------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL
  SELECT SMALL-CAP
  VALUE INDEX FUND            --                    114                  2.84
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

SCHWAB INSTITUTIONAL SELECT FUNDS

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SUBSEQUENT EVENT. On May 24, 2005, the Board of Trustees approved the closure and liquidation of the Schwab Institutional Select Large-Cap Value Index Fund and the Schwab Institutional Select Small-Cap Value Index Fund. The funds will liquidate all of their outstanding shares on July 22, 2005.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB INSTITUTIONAL SELECT FUNDS

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                          TRUST POSITION(S);
NAME AND BIRTHDATE        TRUSTEE SINCE                       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2       Chairman, Trustee:                  Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                   Family of Funds, 1989;              Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                          Investments, 1991;                  Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                          Capital Trust, 1993;                Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                          Annuity Portfolios, 1994.           CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                              (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                              Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                              Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                              University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                              Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                              Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                              Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                              Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE        TRUSTEE SINCE                       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK           2005 (all trusts).                  EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                       Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                              & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                              Century Management; Director, American Century Companies, Inc.
                                                              Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                              Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE        TRUST OFFICE(S) HELD                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER           President, CEO                      EVP, President, Director, Charles Schwab Investment Management,
5/4/55                    (all trusts).                       Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                              Management Products and Services Enterprise. Until 6/03: EVP,
                                                              CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           SVP, Chief Investment               SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                    Officer (all trusts).               Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                              Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS            SVP, Chief Investment               Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                   Officer (all trusts).               Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                              Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                              Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER          SVP, Chief Investment               Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                   Officer (all trusts).               Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                              Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                              VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE          Chief Compliance                    Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                  Officer (all trusts).               Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                              VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                              Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                              Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                              Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary (all trusts).             SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                       Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                              U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA            Treasurer, Principal                Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                    Financial Officer                   Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                          (all trusts).                       Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                              Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE        TRUSTEE SINCE                       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).                  Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                       First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                              Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                              International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                              Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                              Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                              Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                              to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;              CEO, Dorward & Associates (corporate management, marketing
9/23/31                   Investments, 1991;                  and communications consulting). Until 1999: EVP, Managing Director,
                          Capital Trust, 1993;                Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                          Annuity Portfolios,1994.            Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).                  Dean Emeritus, Haas School of Business, University of California,
11/22/41                                                      Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                              Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                              Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                              2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                              Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;              Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                   Investments, 1991;                  services and investment advisory firm).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).                  Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                       Trustee, Cooper Industries (electrical products, tools and hardware);
                                                              Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;              Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                   Investments, 1991;                  Chair, CEO, North American Trust (real estate investment trust).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;              Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                   Investments, 1991;                  management, and other investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG13995-07

SCHWAB ACTIVE EQUITY FUNDS

      SEMIANNUAL REPORT
      April 30, 2005

      Schwab Premier Equity Fund(TM)

      Schwab Core Equity Fund(TM)

      Schwab Dividend Equity Fund(TM)

      Schwab Small-Cap Equity Fund(TM)

      Schwab Hedged Equity Fund(TM)

      Schwab Financial Services Fund(TM)
      (formerly Financial Services Focus Fund)

      Schwab Health Care Fund(TM)
      (formerly Health Care Focus Fund)

      Schwab Technology Fund(TM)
      (formerly Technology Focus Fund)


                                                           [CHARLES SCHWAB LOGO]

         The power of Schwab Equity Ratings(R). The convenience and diversification of mutual funds.

IN THIS REPORT

   Management's Discussion ................................................    2

   Performance and Fund Facts .............................................    8
      Schwab Premier Equity Fund(TM) .............   8
      Schwab Core Equity Fund(TM) ................  11
      Schwab Dividend Equity Fund(TM) ............  13
      Schwab Small-Cap Equity Fund(TM) ...........  16
      Schwab Hedged Equity Fund(TM) ..............  19
      Schwab Financial Services Fund(TM) .........  22
      Schwab Health Care Fund(TM) ................  24
      Schwab Technology Fund(TM) .................  26

   Fund Expenses ..........................................................   28

   Financial Statements ...................................................   30
      Schwab Premier Equity Fund(TM) .............  30
      Schwab Core Equity Fund(TM) ................  38
      Schwab Dividend Equity Fund(TM) ............  45
      Schwab Small-Cap Equity Fund(TM) ...........  53
      Schwab Hedged Equity Fund(TM) ..............  62
      Schwab Financial Services Fund(TM) .........  73
      Schwab Health Care Fund(TM) ................  79
      Schwab Technology Fund(TM) .................  85

   Financial Notes ........................................................   91

   Investment Advisory Agreement Approval .................................   95

   Trustees and Officers of Schwab Capital Trust ..........................   98

   Glossary ...............................................................  101

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab to perform a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I am a big fan of mutual funds and have been throughout my 40-year career. During this time I've watched the mutual fund market grow, with investors today having nearly 17,000 funds from which to choose.

I also have advocated the need to take a long-term view of investing, as well as the importance of developing and maintaining an asset allocation plan. I continue to believe that mutual funds are excellent vehicles to help you build a diversified portfolio in keeping with your goals.

We have designed Schwab equity funds to deliver a combination of strong performance and good value. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Dividend Equity Fund, which performed very well over the report period. The Fund is one of eight powered by Schwab Equity Ratings(R) and uses the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 annual stock-selection competition.

Looking forward, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We will continue to expand the array of products and services that can help you meet your long- and short-term investment goals.

In closing, I want to remind you that our commitment to our shareholders will not change. Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2005

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

When I assumed my new role as President and CEO of Schwab Funds(R) last year, I pledged that I would be committed to offering you more relevant choices and better value. I am pleased to report that we already have done both.

I'm also happy to announce that Schwab Funds has launched another fund. The Schwab Premier Equity Fund(TM), the newest addition to Schwab Funds' Active Equity Fund family, was launched on March 21, 2005. The Schwab Premier Equity Fund portfolio managers use a multi-cap strategy and include a variety of investment styles and asset classes, shifting between growth and value according to market conditions. The Fund also is diversified across all sectors. With this broad coverage, the Schwab Premier Equity Fund can be an integral part of a balanced, diversified portfolio that can help you reach your long-term investment goals.

In terms of value, the Schwab Premier Equity Fund, as well as other Schwab funds, offer Select Shares, a share class that has lower expenses and higher investment minimums than Investor Shares.

I speak for all of Schwab Funds when I say we want Schwab to be a place where investors can find useful, quality financial products and services to help them succeed. Regardless of the size of their portfolios, Schwab should be the place investors can trust to watch out for their best interests.

I continue to look for more ways to offer you relevant choices and value. Your trust is very important to us, and I will do all I can to maintain that trust. Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 1-800-435-4000. Please read the prospectus carefully before investing.


2 Schwab Active Equity Funds

      The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

If the 2004 equity market ended with a bang, the 2005 market started with a whimper, with all the major equity indices down from their year-end highs at the end of April. For the six-month report period, however, the S&P 500(R) Index 1 was still up 3.28%, due to the end-of-year rally. The broader Dow Jones Wilshire 5000 Composite Index(SM) 2 was up 3.50% for the report period, again predominantly because of strong equity returns in November and December 2004. Small-cap stocks lost their leading position to their larger-cap cohorts, and value continued to be the favored style. Stocks were volatile and sentiment was fickle in the face of high energy prices, indications of budding inflation, and prospects of the Federal Reserve continuing to raise short-term interest rates, which it did four times during the six-month report period.

Early in the period, investors were heartened when oil prices dipped and the U.S. presidential election results were uncontested. Unfortunately, the brief respite in oil prices was short-lived and strengthening global demand for oil, particularly in the Pacific Rim, and refinery constraints at home drove crude prices to record highs, above $50 per barrel in mid-February.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 3.28%  S&P 500(R) INDEX: measures U.S. large-cap stocks

-0.15%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

 8.71% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.98%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                                            LEHMAN BROTHERS
              S&P 500(R)   RUSSELL 2000(R)   MSCI-EAFE(R)    U.S. AGGREGATE
                INDEX          INDEX            INDEX          BOND INDEX
31-Oct-04        0.00           0.00             0.00             0.00
05-Nov-04        3.21           3.53             3.71            -0.52
12-Nov-04        4.88           6.60             4.81            -0.49
19-Nov-04        3.69           5.15             5.92            -0.40
26-Nov-04        4.81           8.21             6.96            -0.47
03-Dec-04        5.62          10.13             8.68            -0.38
10-Dec-04        5.37           8.44             5.79             0.13
17-Dec-04        5.95          10.16             7.36            -0.05
24-Dec-04        7.40          11.44            10.52             0.02
31-Dec-04        7.59          11.89            11.52             0.12
07-Jan-05        5.35           5.32             8.50            -0.09
14-Jan-05        5.22           6.07             8.74             0.27
21-Jan-05        3.75           4.98             7.81             0.68
28-Jan-05        4.08           5.33             8.68             0.70
04-Feb-05        6.95           9.55            10.43             1.05
11-Feb-05        7.23           9.11            11.16             1.03
18-Feb-05        6.94           8.33            12.75             0.51
25-Feb-05        7.86           9.63            13.40             0.47
04-Mar-05        8.86          10.92            15.44             0.44
11-Mar-05        6.96           7.84            15.54            -0.43
18-Mar-05        6.04           7.13            14.06            -0.34
25-Mar-05        4.42           5.88            11.43            -0.79
01-Apr-05        4.59           5.31            11.55            -0.16
08-Apr-05        5.37           5.20            12.02            -0.28
15-Apr-05        1.95           0.06            10.11             0.55
22-Apr-05        2.81           1.57            10.36             0.78
29-Apr-05        3.28          -0.15             8.71             0.98

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


                                                    Schwab Active Equity Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF JEFFERY MORTIMER, VIVIENNE HSU AND LARRY MANO]

JEFFREY MORTIMER, CFA, at right, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

VIVIENNE HSU, CFA, at left, vice president and senior equities portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis.

LARRY MANO, in front, vice president and senior portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path and corporate liquidity remained positive. Consumer sentiment, however, hit a soft patch and started to weaken in 2005. First-quarter GDP came in at 3.1%, slightly below expectations and weaker than the fourth quarter, when it was 3.8%. In this environment, retail sales softened.

Despite the slowdown in the GDP, strong labor market conditions remained positive for domestic consumption. On the earnings front, fourth-quarter earnings were generally better than expected due, in part, to strong reports from companies in the Energy sector. Expectations for first-quarter earnings remained upbeat, although weaker than recent quarters, due to difficult year-over-year comparisons.

Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation. This productivity, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control.

While high energy prices remained a significant headwind for economic performance, they certainly helped boost oil companies' bottom lines. In fact, the strongest sector, according to S&P, was Energy, closely followed by Utilities and then Health Care. On the flip side, Information Technology was the worst performing sector over the report period, while the Consumer Discretionary sector also suffered.

SCHWAB EQUITY RATINGS(R), WHICH ARE DESIGNED TO IDENTIFY COMPANIES WITH HIGH-QUALITY CHARACTERISTICS, PERFORMED AS EXPECTED OVER THE SIX-MONTH PERIOD, with the A- and B-rated stocks outperforming the D- and F-rated ones. Equities were especially volatile during the report period, with the S&P 500 experiencing two distinct sets of up and down markets. Despite the roller coaster ride, all but one of the Funds that have six-months of performance data outperformed their respective benchmarks. The one lagging fund was the Schwab Technology Fund, which suffered along with the rest of the weak Information Technology sector.

THE SCHWAB CORE EQUITY FUND was up 7.47%, outperforming its benchmark, the S&P 500 Index, which was up 3.28% for the six-month period. The Fund was helped by holding mid-cap stocks, which were slightly smaller-sized relative to the benchmark. The sector that had the largest positive impact relative to the benchmark was Health Care, in which the Fund was overweight. Within Health Care, Coventry Health's performance was excellent. Other top performers for the period included Exxon and Gillette. Conversely, the sector that had the largest negative

Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R). Source of Sector Classification: S&P and MSCI.


4 Schwab Active Equity Funds

      Though some high oil and commodity prices may have hampered growth and stirred inflationary pressures, productivity growth and slack in the economy have mostly kept a lid on core inflation.

impact relative to the benchmark was Telecommunications Services, in which the Fund also was overweight. Within this sector, McAfee was a drag on returns, as investors feared that Microsoft would encroach on the company's dominant standing in the anti-virus marketplace.

THE SCHWAB DIVIDEND EQUITY FUND was up 6.42% for the six-month report period, well above its benchmark, the S&P 500 Index, which returned 3.28%. The Fund was helped, in part, by its natural value tilt, as the market favored value. Although the Fund is broad-based across capitalization size, we avoided most small-cap companies which helped performance because the large-cap stocks were stronger than their smaller-cap cohorts. Also a boon to performance was that the Fund was underweight in the floundering Information Technology sector, and overweight in Utilities, which were strong. Stocks that stood out on the upside were Altria, Kerr-McGee and Constellation Energy, a leading supplier and generator of electrical power, which benefited from the still-hot Energy sector. On the downside, toy maker, Mattel, fell as did Electronic Data Systems.

THE SCHWAB SMALL-CAP EQUITY FUND was up 3.44%, outperforming its benchmark, the S&P SmallCap 600 Index, which was up 2.57% for the six-month period. Small-cap stocks, which had led the market prior to the report period, lost their position to their larger-cap cohorts. Nonetheless, with the help of Schwab Equity Ratings' ability to identify stocks likely to outperform the market over the next 12 months, we were able to find small-cap stocks that did well. Among them were: American Retirement, provider of senior services and housing; United Defense Industries, maker of landing craft and armored vehicles since WWII, and insurer Zenith National. Stocks that were a drag on the Fund included oil-exploration company, Meridian Resources and semiconductor manufacturer, Siliconix.

On February 28, 2005, the Schwab Hedged Equity Fund introduced an Investor Share class with an investment minimum of $2,500. Because the Investor Shares had abbreviated performance during the six-month report period, the following discussion references the Fund's Select Shares.

THE SCHWAB HEDGED EQUITY FUND, which was up 9.19% for the period, handily outperformed its benchmark, the S&P 500 Index, which increased 3.28% for the period. In general, the Fund selects its long positions from stocks that are rated "A" or "B" at the time of purchase and selects its short positions from stocks that are rated "D" or "F". Performance of the

Source of Sector Classification: S&P and MSCI.

The Hedged Equity Fund's long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.


                                                    Schwab Active Equity Funds 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB CORE EQUITY FUND(TM) .....        7.47%
Benchmark .......................        3.28%
Fund Category 1 .................        3.26%

Performance Details .............      page 11

SCHWAB DIVIDEND EQUITY FUND(TM)
Investor Shares .................        6.42%
Select Shares(R) ................        6.52%
Benchmark .......................        3.28%
Fund Category 1 .................        4.94%

Performance Details .............  pages 13-14

SCHWAB SMALL-CAP EQUITY FUND(TM)
Investor Shares .................        3.44%
Select Shares ...................        3.50%
Benchmark .......................        2.57%
Fund Category 1 .................        2.32%

Performance Details .............  pages 16-17

SCHWAB HEDGED EQUITY FUND(TM)
Investor Shares 2 ...............        0.30%
Select Shares ...................        9.19%
Benchmark .......................        3.28%
Fund Category 1 .................        2.83%

Performance Details .............  pages 19-20

long portfolio was strong, adding more than 3% to performance, while the short side also contributed positively. The Fund had a value tilt, which also benefited from the market favoring value during the report period. Importantly, in addition to outperforming its benchmark, the Fund did it with less market volatility during the period than its benchmark.

More specifically, the Fund benefited from having long positions in the top three performing sectors--Energy, Health Care and Utilities. Also helping the Fund's performance was good stock selection in the lagging Consumer Discretionary sector. Within this sector, owning Toys R Us, Barnes & Noble and Abercrombie & Fitch contributed positively to results, as did avoiding WalMart. On the short side, our positions in the poorly performing Information Technology sector added to performance.

THE SCHWAB FINANCIAL SERVICES FUND was up 3.24% for the six-month report period, outperforming the S&P 1500 SuperComposite Financial Services Index, which was up 0.55%. In terms of market capitalization, the mid-cap holdings helped slightly more than the small-cap positions hurt. The Fund was slightly overweight in the Banks and Insurance industries, which helped boost returns; however, it was Schwab Equity Ratings' rigorous stock evaluation and its ability to identify stocks likely to outperform the market over the next 12 months that helped the most. More specifically, Raymond James Financial and Compucredit Corp, both in the Diversified Financials industry were top performers. Avoiding troubled Fannie Mae, which comprised 2.8% of the benchmark during the period, also helped the Fund's performance.

THE SCHWAB HEALTH CARE FUND, which was up 16.88% for the six-month report period was the best performing of the three sector funds, outperforming its benchmark, the S&P 1500 SuperComposite Health Care Index, which was up 10.91%. The Fund benefited from its value tilt in a market that favored value more than growth, as well as from its mid-cap holdings, as this group of stocks was strong during the report period. Being overweight in Health Care Equipment and underweight in Pharmaceuticals also benefited the Fund. A significant amount of the Fund's outperformance, however, can be attributed to Schwab Equity Ratings' rigorous stock evaluation and its ability to identify stocks

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Source for category information: Morningstar, Inc.

2 Total return is for 3/1/05 - 4/30/05.


6 Schwab Active Equity Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/05, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB FINANCIAL SERVICES
FUND(TM) ......................      3.24%
Benchmark .....................      0.55%
Fund Category 1 ...............      0.89%

Performance Details ...........    page 22

SCHWAB HEALTH CARE FUND(TM) ...     16.88%
Benchmark .....................     10.91%
Fund Category 1 ...............      6.03%

Performance Details ...........    page 24

SCHWAB TECHNOLOGY FUND(TM) ....     -4.98%
Benchmark .....................     -4.05%
Fund Category 1 ...............     -4.34%

Performance Details ...........    page 26

SCHWAB PREMIER EQUITY FUND(TM)
Investor Shares 2 .............     -4.70%
Select Shares 2 ...............     -4.70%
Benchmark 2 ...................     -2.61%
Fund Category 1, 2 ............     -3.14%

Performance Details ...........  pages 8-9

likely to outperform the market over the next 12 months. Within the Health Care sector, the most positive contributions came from Humana and Pacificare. In the Pharmaceutical industry, Medicis Pharmaceuticals was the worst performer.

THE SCHWAB TECHNOLOGY FUND was down 4.98% for the period, underperforming its benchmark, the S&P 1500 SuperComposite Technology Index, which was down 4.05%. The Fund's value tilt helped performance in a market in which value was the more dominant style. Amid the floundering Information Technology industry, there were pockets of strength. With the help of Schwab Equity Ratings' ability to identify stocks likely to outperform the market over the next 12 months, we were able to find some of them. Within the Software and Services industry, Progress Software and MTS Systems Corp. performed well during the period. On the downside, the Fund was hurt most by office-telephone maker, Avaya Inc., which fell as competition from voice-over-Internet protocol heated up.

The Schwab Premier Equity Fund was launched on March 21, 2005. Performance numbers are since inception, not for the full six-month report period.

THE SCHWAB PREMIER EQUITY FUND, a new Schwab Fund that showcases Schwab's industry-recognized stock-ranking expertise in a single investment, is comprised of approximately 100 stocks that have been identified as likely to outperform the market over the next 12 months. The portfolio is diversified across sectors and capitalization size, and is designed for capital growth. The broad-based Fund was launched during a stock market correction and moved with the market. It also was negatively impacted by its small-cap holdings, as the market favored larger-size equities over the brief six-week period since inception. On the upside, the Fund's value tilt helped, as the market favored value over growth during the abbreviated report period. The upside, however, wasn't enough to push the Fund into positive territory and the Fund was off 4.70%, underperforming its benchmark, the S&P 500 Index, which was down 2.61% for the six-week period.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Since the Financial Services, Health Care, and Technology funds focus their investments on companies involved in specific sectors, these funds may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).
  Nothing in this report represents a recommendation of a security by the investment adviser.
  Manager views and portfolio holdings may have changed since the report date.

1 Source for category information: Morningstar, Inc.

2 Total return is for 3/21/05-4/30/05.


                                                    Schwab Active Equity Funds 7

SCHWAB PREMIER EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                                   Fund
                                  Fund:           Benchmark:     Category:
                             INVESTOR SHARES      S&P 500(R)     MORNINGSTAR
                           Ticker Symbol: SWPNX     INDEX      LARGE-CAP BLEND
SINCE INCEPTION: 3/21/05          -4.70%            -2.61%         -3.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$9,530 INVESTOR SHARES

$9,739 S&P 500(R) INDEX

[LINE GRAPH]

                     INVESTOR            S&P 500(R)
                      SHARES               INDEX
21-Mar-05            $10,000              $10,000
31-Mar-05             $9,960               $9,928
30-Apr-05             $9,530               $9,739

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


8 Schwab Active Equity Funds

SCHWAB PREMIER EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                   Fund:           Benchmark:    Fund Category:
                               SELECT SHARES       S&P 500(R)     MORNINGSTAR
                           ticker symbol: SWPSX      INDEX       LARGE-CAP BLEND
SINCE INCEPTION: 3/21/05           -4.70%            -2.61%           -3.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$47,650 SELECT SHARES

$48,697 S&P 500(R) INDEX

[LINE GRAPH]

               SELECT     S&P 500(R)
               SHARES       INDEX
21-Mar-05     $50,000      $50,000
31-Mar-05     $49,800      $49,640
30-Apr-05     $47,650      $48,697

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Schwab Active Equity Funds 9

SCHWAB PREMIER EQUITY FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                        INVESTMENT STYLE
                     Value   Blend   Growth
MARKET CAP
  Large              / /      /X/     / /
  Medium             / /      / /     / /
  Small              / /      / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         102
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $22,656
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
   Investor Shares                                                       $2,500
      ($1,000 for retirement, education and custodial accounts)
   Select Shares                                                         $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  AFLAC, INC.                                                         1.2%
--------------------------------------------------------------------------------
(2)  GENESIS HEALTHCARE CORP.                                            1.1%
--------------------------------------------------------------------------------
(3)  EARTHLINK, INC.                                                     1.1%
--------------------------------------------------------------------------------
(4)  APPLIED BIOSYSTEMS GROUP -- APPLERA CORP.                           1.1%
--------------------------------------------------------------------------------
(5)  AETNA, INC.                                                         1.1%
--------------------------------------------------------------------------------
(6)  LOCKHEED MARTIN CORP.                                               1.1%
--------------------------------------------------------------------------------
(7)  UNITEDHEALTH GROUP, INC.                                            1.1%
--------------------------------------------------------------------------------
(8)  PAYLESS SHOESOURCE, INC.                                            1.1%
--------------------------------------------------------------------------------
(9)  CIGNA CORP.                                                         1.1%
--------------------------------------------------------------------------------
(10) HAEMONETICS CORP.                                                   1.1%
--------------------------------------------------------------------------------
     TOTAL                                                              11.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

19.8%  FINANCIALS
17.3%  INFORMATION TECHNOLOGY
13.3%  HEALTH CARE
11.1%  INDUSTRIALS
10.8%  CONSUMER DISCRETIONARY
 8.5%  CONSUMER STAPLES
 7.0%  ENERGY
 6.1%  MATERIALS
 3.0%  UTILITIES
 1.0%  TELECOMMUNICATION SERVICES
 2.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


10 Schwab Active Equity Funds

SCHWAB CORE EQUITY FUND(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                                             Fund Category:
                           FUND Ticker       Benchmark:        MORNINGSTAR
                          Symbol: SWANX   S&P 500(R) INDEX   LARGE-CAP BLEND
6 MONTHS                       7.47%            3.28%              3.26%
1 YEAR                        10.18%            6.34%              5.50%
5 YEARS                       -3.33%           -2.94%             -2.54%
SINCE INCEPTION: 7/1/96        8.86%            8.04%              6.73%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$21,176 FUND

$19,812 S&P 500(R) INDEX

[LINE GRAPH]

                          S&P 500(R)
                FUND        INDEX
01-Jul-96      $10,000     $10,000
31-Jul-96       $9,690      $9,558
31-Aug-96       $9,880      $9,760
30-Sep-96      $10,620     $10,308
31-Oct-96      $11,010     $10,593
30-Nov-96      $11,640     $11,393
31-Dec-96      $11,368     $11,168
31-Jan-97      $11,959     $11,865
28-Feb-97      $11,908     $11,958
31-Mar-97      $11,287     $11,468
30-Apr-97      $12,081     $12,152
31-May-97      $12,722     $12,890
30-Jun-97      $13,272     $13,468
31-Jul-97      $14,462     $14,539
31-Aug-97      $13,821     $13,724
30-Sep-97      $14,646     $14,475
31-Oct-97      $13,964     $13,992
30-Nov-97      $14,676     $14,640
31-Dec-97      $14,963     $14,891
31-Jan-98      $15,054     $15,057
28-Feb-98      $16,155     $16,142
31-Mar-98      $16,801     $16,969
30-Apr-98      $16,949     $17,140
31-May-98      $16,620     $16,845
30-Jun-98      $17,448     $17,529
30-Jul-98      $17,198     $17,343
30-Aug-98      $14,555     $14,839
30-Sep-98      $15,565     $15,790
30-Oct-98      $16,529     $17,074
30-Nov-98      $17,561     $18,109
30-Dec-98      $19,158     $19,152
30-Jan-99      $20,138     $19,952
28-Feb-99      $19,134     $19,332
30-Mar-99      $19,961     $20,105
30-Apr-99      $20,882     $20,883
30-May-99      $20,493     $20,390
30-Jun-99      $21,910     $21,522
30-Jul-99      $21,189     $20,850
30-Aug-99      $21,154     $20,746
30-Sep-99      $20,658     $20,177
30-Oct-99      $22,347     $21,455
30-Nov-99      $22,808     $21,891
30-Dec-99      $24,474     $23,180
30-Jan-00      $23,416     $22,017
29-Feb-00      $24,296     $21,600
30-Mar-00      $26,222     $23,712
30-Apr-00      $25,087     $22,998
30-May-00      $24,232     $22,527
30-Jun-00      $24,844     $23,083
30-Jul-00      $24,309     $22,723
30-Aug-00      $25,839     $24,135
30-Sep-00      $24,117     $22,860
30-Oct-00      $23,633     $22,764
30-Nov-00      $22,000     $20,971
30-Dec-00      $22,589     $21,073
30-Jan-01      $22,575     $21,821
28-Feb-01      $20,549     $19,831
30-Mar-01      $19,250     $18,574
30-Apr-01      $20,507     $20,017
30-May-01      $20,577     $20,151
30-Jun-01      $20,228     $19,662
30-Jul-01      $19,711     $19,469
30-Aug-01      $18,342     $18,250
30-Sep-01      $17,071     $16,776
30-Oct-01      $17,504     $17,096
30-Nov-01      $18,495     $18,407
30-Dec-01      $18,547     $18,569
30-Jan-02      $18,280     $18,298
28-Feb-02      $17,887     $17,945
30-Mar-02      $18,660     $18,620
30-Apr-02      $17,816     $17,491
30-May-02      $17,788     $17,362
30-Jun-02      $16,692     $16,126
30-Jul-02      $15,611     $14,870
30-Aug-02      $15,737     $14,966
30-Sep-02      $14,290     $13,339
30-Oct-02      $15,301     $14,513
30-Nov-02      $15,667     $15,368
30-Dec-02      $14,971     $14,466
30-Jan-03      $14,546     $14,087
28-Feb-03      $14,221     $13,876
30-Mar-03      $14,504     $14,010
30-Apr-03      $15,509     $15,165
30-May-03      $16,343     $15,964
30-Jun-03      $16,556     $16,168
30-Jul-03      $16,881     $16,453
30-Aug-03      $17,164     $16,774
30-Sep-03      $17,051     $16,596
30-Oct-03      $17,985     $17,535
30-Nov-03      $18,296     $17,689
30-Dec-03      $19,192     $18,616
30-Jan-04      $19,391     $18,959
29-Feb-04      $19,605     $19,222
30-Mar-04      $19,548     $18,932
30-Apr-04      $19,220     $18,635
30-May-04      $19,420     $18,890
30-Jun-04      $19,876     $19,257
30-Jul-04      $19,149     $18,619
30-Aug-04      $19,192     $18,694
30-Sep-04      $19,505     $18,896
30-Oct-04      $19,705     $19,185
30-Nov-04      $20,932     $19,962
30-Dec-04      $21,782     $20,640
30-Jan-05      $21,248     $20,137
28-Feb-05      $22,157     $20,560
30-Mar-05      $21,811     $20,196
30-Apr-05      $21,176     $19,812

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 11

SCHWAB CORE EQUITY FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                        INVESTMENT STYLE
                     Value   Blend   Growth
MARKET CAP
  Large              / /      /X/     / /
  Medium             / /      / /     / /
  Small              / /      / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                          93
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,117
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   26%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $2,500
   ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  INTEL CORP.                                                         5.1%
--------------------------------------------------------------------------------
(2)  THE BOEING CO.                                                      5.0%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                   4.8%
--------------------------------------------------------------------------------
(4)  JOHNSON & JOHNSON                                                   4.7%
--------------------------------------------------------------------------------
(5)  FRANKLIN RESOURCES, INC.                                            4.2%
--------------------------------------------------------------------------------
(6)  UST, INC.                                                           4.0%
--------------------------------------------------------------------------------
(7)  METLIFE, INC.                                                       3.7%
--------------------------------------------------------------------------------
(8)  UNIONBANCAL CORP.                                                   3.7%
--------------------------------------------------------------------------------
(9)  UNITEDHEALTH GROUP, INC.                                            3.1%
--------------------------------------------------------------------------------
(10) TIME WARNER, INC.                                                   2.7%
--------------------------------------------------------------------------------
     TOTAL                                                              41.0%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

18.4%  FINANCIALS
17.9%  INFORMATION TECHNOLOGY
14.5%  HEALTH CARE
12.4%  INDUSTRIALS
 9.3%  CONSUMER DISCRETIONARY
 7.6%  ENERGY
 5.7%  CONSUMER STAPLES
 5.5%  MATERIALS
 3.8%  TELECOMMUNICATION SERVICES
 3.4%  UTILITIES
 1.5%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


12 Schwab Active Equity Funds

SCHWAB DIVIDEND EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                 Fund:                                    Fund Category:
                            INVESTOR SHARES             Benchmark:         MORNINGSTAR
                           Ticker Symbol: SWDIX     S&P 500(R) INDEX     LARGE-CAP VALUE
6 MONTHS                         6.42%                   3.28%                 4.94%
1 YEAR                          13.12%                   6.34%                 9.13%
SINCE INCEPTION: 9/2/03         18.13%                  10.51%                13.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in a benchmark.

$13,198 INVESTOR SHARES

$11,811 S&P 500(R) INDEX

[LINE GRAPH]

             INVESTOR    S&P 500(R)
              SHARES        INDEX
02-Sep-03     $10,000      $10,000
30-Sep-03      $9,900       $9,894
31-Oct-03     $10,600      $10,454
30-Nov-03     $10,850      $10,546
31-Dec-03     $11,417      $11,099
31-Jan-04     $11,559      $11,303
29-Feb-04     $11,851      $11,460
31-Mar-04     $11,860      $11,287
30-Apr-04     $11,667      $11,110
31-May-04     $11,820      $11,262
30-Jun-04     $12,025      $11,480
31-Jul-04     $11,902      $11,100
31-Aug-04     $12,220      $11,145
30-Sep-04     $12,299      $11,265
31-Oct-04     $12,402      $11,437
30-Nov-04     $12,957      $11,901
31-Dec-04     $13,312      $12,305
31-Jan-05     $13,081      $12,005
28-Feb-05     $13,458      $12,257
31-Mar-05     $13,356      $12,040
30-Apr-05     $13,198      $11,811

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 13

SCHWAB DIVIDEND EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                Fund:           Benchmark:      Fund Category:
                            SELECT SHARES       S&P 500(R)        MORNINGSTAR
                         Ticker Symbol: SWDSX     INDEX         LARGE-CAP VALUE
6 MONTHS                         6.52%             3.28%             4.94%
1 YEAR                          13.30%             6.34%             9.13%
SINCE INCEPTION: 9/2/03         18.24%            10.51%            13.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in a benchmark.

$66,095 SELECT SHARES

$59,057 S&P 500(R) INDEX

[LINE GRAPH]

                SELECT      S&P 500(R)
                SHARES        INDEX
02-Sep-03      $50,000       $50,000
30-Sep-03      $49,500       $49,470
31-Oct-03      $53,000       $52,270
30-Nov-03      $54,250       $52,730
31-Dec-03      $57,085       $55,493
31-Jan-04      $57,795       $56,514
29-Feb-04      $59,255       $57,300
31-Mar-04      $59,300       $56,434
30-Apr-04      $58,335       $55,548
31-May-04      $59,100       $56,309
30-Jun-04      $60,140       $57,402
31-Jul-04      $59,525       $55,502
31-Aug-04      $61,165       $55,724
30-Sep-04      $61,530       $56,326
31-Oct-04      $62,045       $57,187
30-Nov-04      $64,875       $59,504
31-Dec-04      $66,640       $61,527
31-Jan-05      $65,480       $60,025
28-Feb-05      $67,375       $61,286
31-Mar-05      $66,885       $60,201
30-Apr-05      $66,095       $59,057

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


14 Schwab Active Equity Funds

SCHWAB DIVIDEND EQUITY FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                        INVESTMENT STYLE
                     Value   Blend   Growth
MARKET CAP
  Large              /X/      / /     / /
  Medium             / /      / /     / /
  Small              / /      / /     / /

STATISTICS

NUMBER OF HOLDINGS                                                         112
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $40,324
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   12%
--------------------------------------------------------------------------------
SEC YIELD 3
   Investor Shares                                                        1.92%
   Select Shares                                                          2.07%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
   Investor Shares                                                       $2,500
      ($1,000 for retirement, education and custodial accounts)
   Select Shares                                                         $50,000
--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GOODRICH CORP.                                                      1.3%
--------------------------------------------------------------------------------
(2)  CHUBB CORP.                                                         1.2%
--------------------------------------------------------------------------------
(3)  THE ALLSTATE CORP.                                                  1.2%
--------------------------------------------------------------------------------
(4)  THE COCA-COLA CO.                                                   1.2%
--------------------------------------------------------------------------------
(5)  FIRSTENERGY CORP.                                                   1.2%
--------------------------------------------------------------------------------
(6)  COMERICA, INC.                                                      1.2%
--------------------------------------------------------------------------------
(7)  WEYERHAEUSER CO.                                                    1.2%
--------------------------------------------------------------------------------
(8)  ALLTEL CORP.                                                        1.2%
--------------------------------------------------------------------------------
(9)  DUKE ENERGY CORP.                                                   1.2%
--------------------------------------------------------------------------------
(10) BELLSOUTH CORP.                                                     1.2%
--------------------------------------------------------------------------------
     TOTAL                                                              12.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.2%  FINANCIALS
13.4%  CONSUMER STAPLES
12.6%  UTILITIES
11.7%  INDUSTRIALS
 8.2%  MATERIALS
 7.6%  ENERGY
 6.9%  TELECOMMUNICATION SERVICES
 6.7%  HEALTH CARE
 5.9%  CONSUMER DISCRETIONARY
 4.9%  INFORMATION TECHNOLOGY
 0.9%  OTHER

  Fund holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

4 Please see prospectus for further detail and eligibility requirements.

5 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 15

SCHWAB SMALL-CAP EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:            Benchmark:       Fund Category:
                            INVESTOR SHARES    S&P SMALLCAP 600      MORNINGSTAR
                         Ticker Symbol: SWSIX       INDEX          SMALL-CAP BLEND
6 MONTHS                         3.44%               2.57%              2.32%
1 YEAR                          12.34%              10.43%              7.50%
SINCE INCEPTION: 7/1/03         24.14%              19.83%             18.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$14,872 INVESTOR SHARES

$13,938 S&P SMALLCAP 600 INDEX

[LINE GRAPH]

              INVESTOR    S&P SMALLCAP
               SHARES      600 INDEX
01-Jul-03      $10,000      $10,000
31-Jul-03      $10,590      $10,520
31-Aug-03      $10,920      $11,032
30-Sep-03      $10,800      $10,708
31-Oct-03      $11,810      $11,636
30-Nov-03      $12,370      $12,076
31-Dec-03      $12,749      $12,290
31-Jan-04      $13,238      $12,644
29-Feb-04      $13,523      $12,887
31-Mar-04      $13,706      $13,054
30-Apr-04      $13,238      $12,621
31-May-04      $13,289      $12,814
30-Jun-04      $14,194      $13,524
31-Jul-04      $13,472      $12,783
31-Aug-04      $13,279      $12,670
30-Sep-04      $13,981      $13,338
31-Oct-04      $14,377      $13,587
30-Nov-04      $15,558      $14,749
31-Dec-04      $15,810      $15,074
31-Jan-05      $15,539      $14,733
28-Feb-05      $15,969      $15,156
31-Mar-05      $15,957      $14,763
30-Apr-05      $14,872      $13,938

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


16 Schwab Active Equity Funds

SCHWAB SMALL-CAP EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                Fund:             Benchmark:     Fund Category:
                            SELECT SHARES      S&P SMALLCAP 600    MORNINGSTAR
                         Ticker Symbol: SWSCX       INDEX        SMALL-CAP BLEND
6 MONTHS                         3.50%               2.57%             2.32%
1 YEAR                          12.56%              10.43%             7.50%
SINCE INCEPTION: 7/1/03         24.32%              19.83%            18.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$74,560 SELECT SHARES

$69,690 S&P SMALLCAP 600 INDEX

[LINE GRAPH]

              SELECT    S&P SMALLCAP
              SHARES     600 INDEX
01-Jul-03     $50,000     $50,000
31-Jul-03     $52,950     $52,600
31-Aug-03     $54,600     $55,162
30-Sep-03     $54,000     $53,540
31-Oct-03     $59,050     $58,182
30-Nov-03     $61,900     $60,381
31-Dec-03     $63,800     $61,450
31-Jan-04     $66,240     $63,220
29-Feb-04     $67,665     $64,433
31-Mar-04     $68,580     $65,271
30-Apr-04     $66,240     $63,104
31-May-04     $66,545     $64,069
30-Jun-04     $71,075     $67,619
31-Jul-04     $67,460     $63,913
31-Aug-04     $66,495     $63,351
30-Sep-04     $70,055     $66,690
31-Oct-04     $72,040     $67,937
30-Nov-04     $77,940     $73,745
31-Dec-04     $79,255     $75,368
31-Jan-05     $77,840     $73,664
28-Feb-05     $80,045     $75,779
31-Mar-05     $79,990     $73,816
30-Apr-05     $74,560     $69,690

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 17

SCHWAB SMALL-CAP EQUITY FUND

FUND FACTS as of 4/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                        INVESTMENT STYLE
                     Value   Blend   Growth
MARKET CAP
  Large              / /      / /     / /
  Medium             / /      / /     / /
  Small              / /      /X/     / /

STATISTICS

NUMBER OF HOLDINGS                                                        141
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,004
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  48%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
   Investor Shares                                                       $2,500
    ($1,000 for retirement, education and custodial accounts)
   Select Shares                                                         $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  HAEMONETICS CORP.                                                   3.2%
--------------------------------------------------------------------------------
(2)  NATIONAL FUEL GAS CO.                                               3.0%
--------------------------------------------------------------------------------
(3)  CLECO CORP.                                                         2.9%
--------------------------------------------------------------------------------
(4)  ESCO TECHNOLOGIES, INC.                                             2.8%
--------------------------------------------------------------------------------
(5)  EARTHLINK, INC.                                                     2.8%
--------------------------------------------------------------------------------
(6)  COMMONWEALTH TELEPHONE ENTERPRISES, INC.                            2.7%
--------------------------------------------------------------------------------
(7)  BLACKROCK, INC., Class A                                            2.3%
--------------------------------------------------------------------------------
(8)  HYDRIL CO.                                                          2.2%
--------------------------------------------------------------------------------
(9)  INSTINET GROUP, INC.                                                2.0%
--------------------------------------------------------------------------------
(10) CAL DIVE INTERNATIONAL, INC.                                        2.0%
--------------------------------------------------------------------------------
     TOTAL                                                              25.9%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

18.6%  INFORMATION TECHNOLOGY
17.7%  FINANCIALS
16.0%  INDUSTRIALS
13.4%  CONSUMER DISCRETIONARY
11.0%  HEALTH CARE
 6.5%  ENERGY
 5.8%  UTILITIES
 3.9%  TELECOMMUNICATION
       SERVICES
 2.5%  CONSUMER STAPLES
 2.3%  MATERIALS
 2.3%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


18 Schwab Active Equity Funds

SCHWAB HEDGED EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/05

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:          Benchmark:     Fund Category:
                            INVESTOR SHARES     S&P 500(R)       MORNINGSTAR
                         Ticker Symbol: SWHIX     INDEX      MODERATE ALLOCATION
SINCE INCEPTION: 3/1/05            0.30%           -3.64%          -2.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,030 INVESTOR SHARES

 $9,636 S&P 500(R) INDEX

[LINE GRAPH]

                   INVESTOR          S&P 500(R)
                    SHARES             INDEX
01-Mar-05           $10,000           $10,000
31-Mar-05            $9,985            $9,823
30-Apr-05           $10,030            $9,636

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 19

SCHWAB HEDGED EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                 Fund:          Benchmark:     Fund Category:
                             SELECT SHARES      S&P 500(R)       MORNINGSTAR
                         Ticker Symbol: SWHEX     INDEX      MODERATE ALLOCATION
6 MONTHS                         9.19%             3.28%            2.83%
1 YEAR                          16.25%             6.34%            5.96%
SINCE INCEPTION: 9/3/02         14.06%            11.08%            8.80%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $25,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $25,000 investment in the fund (the minimum investment for this fund), compared with a similar investment in a benchmark.

$71,030 SELECT SHARES

$66,189 S&P 500(R) INDEX

[LINE GRAPH]

               SELECT     S&P 500(R)
               SHARES       INDEX
03-Sep-02      $50,000     $50,000
30-Sep-02      $47,700     $44,565
31-Oct-02      $49,200     $48,487
30-Nov-02      $49,400     $51,343
31-Dec-02      $48,750     $48,329
31-Jan-03      $48,100     $47,063
28-Feb-03      $47,700     $46,357
31-Mar-03      $48,550     $46,806
30-Apr-03      $50,450     $50,663
31-May-03      $52,250     $53,333
30-Jun-03      $52,850     $54,016
31-Jul-03      $53,500     $54,966
31-Aug-03      $54,200     $56,038
30-Sep-03      $53,950     $55,444
31-Oct-03      $57,650     $58,582
30-Nov-03      $58,800     $59,098
31-Dec-03      $59,900     $62,195
31-Jan-04      $61,100     $63,339
29-Feb-04      $62,150     $64,219
31-Mar-04      $62,650     $63,250
30-Apr-04      $61,100     $62,257
31-May-04      $62,000     $63,110
30-Jun-04      $64,050     $64,334
31-Jul-04      $62,250     $62,204
31-Aug-04      $61,700     $62,453
30-Sep-04      $63,750     $63,128
31-Oct-04      $65,050     $64,094
30-Nov-04      $68,750     $66,689
31-Dec-04      $70,350     $68,957
31-Jan-05      $69,350     $67,274
28-Feb-05      $70,820     $68,687
31-Mar-05      $70,660     $67,471
30-Apr-05      $71,030     $66,189

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


20 Schwab Active Equity Funds

SCHWAB HEDGED EQUITY FUND

FUND FACTS as of 4/30/05

TOP LONG HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) JOHNSON & JOHNSON, INC.                                              3.8%
--------------------------------------------------------------------------------
(2) EXXON MOBIL CORP.                                                    3.6%
--------------------------------------------------------------------------------
(3) DUKE ENERGY CORP.                                                    3.5%
--------------------------------------------------------------------------------
(4) INTEL CORP.                                                          2.0%
--------------------------------------------------------------------------------
(5) AMERISTAR CASINOS, INC.                                              1.8%
--------------------------------------------------------------------------------
    TOTAL                                                               14.7%

TOP SHORT POSITIONS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) QUICKSILVER RESOURCES, INC.                                          2.0%
--------------------------------------------------------------------------------
(2) THE NEIMAN-MARCUS GROUP, INC., Class A                               1.9%
--------------------------------------------------------------------------------
(3) UNITED NATURAL FOODS, INC.                                           1.7%
--------------------------------------------------------------------------------
(4) WYNN RESORTS LTD.                                                    1.7%
--------------------------------------------------------------------------------
(5) AIRGAS, INC.                                                         1.7%
--------------------------------------------------------------------------------
    TOTAL                                                                9.0%

STATISTICS

NUMBER OF HOLDINGS
   Long Holdings                                                           165
   Short Positions                                                         104
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)
   Long Holdings                                                         $38,293
   Short Positions                                                       $3,310
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)
   Long Holdings                                                          19.1
   Short Positions                                                        25.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)
   Long Holdings                                                           2.5
   Short Positions                                                         1.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  65%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
   Investor Shares                                                       $2,500
      ($1,000 for retirement, education and custodial accounts)
   Select Shares                                                         $50,000
--------------------------------------------------------------------------------

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized. Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short positions, the fund did not intend to hold the positions for more than one year.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 21

SCHWAB FINANCIAL SERVICES FUND(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                               Benchmark:           Fund Category:
                               FUND             S&P 1500             MORNINGSTAR
                              Ticker         SUPERCOMPOSITE           FINANCIAL
                           Symbol: SWFFX  FINANCIALS SECTOR INDEX     SERVICES
6 MONTHS                       3.24%              0.55%                 0.89%
1 YEAR                        10.84%              4.68%                 6.22%
3 YEARS                        8.84%              5.28%                 6.24%
SINCE INCEPTION: 7/3/00        8.20%              7.10%                10.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$14,637 FUND

$13,932 S&P 1500 SUPERCOMPOSITE FINANCIALS SECTOR INDEX

 $8,583 S&P 500(R) INDEX

[LINE GRAPH]

                             S&P 1500
                          SUPERCOMPOSITE
                          FINANCIALS SECTOR     S&P 500(R)
              FUND            INDEX               INDEX
03-Jul-00     $10,000         $10,000           $10,000
31-Jul-00     $10,770         $11,015            $9,844
31-Aug-00     $11,830         $12,059           $10,455
30-Sep-00     $12,050         $12,376            $9,903
31-Oct-00     $11,860         $12,328            $9,862
30-Nov-00     $11,200         $11,627            $9,085
31-Dec-00     $12,136         $12,761            $9,129
31-Jan-01     $11,928         $12,692            $9,453
28-Feb-01     $11,501         $11,898            $8,591
31-Mar-01     $11,023         $11,528            $8,046
30-Apr-01     $11,637         $11,970            $8,672
31-May-01     $12,032         $12,447            $8,730
30-Jun-01     $12,094         $12,479            $8,518
31-Jul-01     $11,761         $12,325            $8,434
31-Aug-01     $11,096         $11,582            $7,906
30-Sep-01     $10,368         $10,916            $7,267
31-Oct-01     $10,139         $10,685            $7,406
30-Nov-01     $10,805         $11,442            $7,974
31-Dec-01     $11,172         $11,736            $8,044
31-Jan-02     $10,919         $11,577            $7,927
28-Feb-02     $10,982         $11,457            $7,774
31-Mar-02     $11,499         $12,195            $8,066
30-Apr-02     $11,351         $11,936            $7,577
31-May-02     $11,362         $11,913            $7,521
30-Jun-02     $10,866         $11,347            $6,986
31-Jul-02     $10,433         $10,471            $6,442
31-Aug-02     $10,549         $10,689            $6,484
30-Sep-02      $9,378          $9,455            $5,779
31-Oct-02      $9,959         $10,256            $6,287
30-Nov-02     $10,212         $10,664            $6,658
31-Dec-02      $9,786         $10,125            $6,267
31-Jan-03      $9,593          $9,951            $6,103
28-Feb-03      $9,379          $9,649            $6,011
31-Mar-03      $9,464          $9,613            $6,069
30-Apr-03     $10,558         $10,747            $6,570
31-May-03     $11,051         $11,332            $6,916
30-Jun-03     $11,136         $11,367            $7,004
31-Jul-03     $11,458         $11,893            $7,128
31-Aug-03     $11,447         $11,800            $7,267
30-Sep-03     $11,597         $11,878            $7,190
31-Oct-03     $12,615         $12,706            $7,596
30-Nov-03     $13,001         $12,720            $7,663
31-Dec-03     $13,260         $13,311            $8,065
31-Jan-04     $13,844         $13,729            $8,213
29-Feb-04     $14,146         $14,111            $8,327
31-Mar-04     $14,071         $13,990            $8,202
30-Apr-04     $13,206         $13,308            $8,073
31-May-04     $13,379         $13,579            $8,183
30-Jun-04     $13,573         $13,657            $8,342
31-Jul-04     $13,379         $13,379            $8,066
31-Aug-04     $13,822         $13,844            $8,098
30-Sep-04     $14,049         $13,755            $8,186
31-Oct-04     $14,179         $13,854            $8,311
30-Nov-04     $14,881         $14,303            $8,648
31-Dec-04     $15,559         $14,898            $8,942
31-Jan-05     $15,011         $14,527            $8,724
28-Feb-05     $14,941         $14,466            $8,907
31-Mar-05     $14,567         $13,951            $8,749
30-Apr-05     $14,637         $13,932            $8,583

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


22 Schwab Active Equity Funds

SCHWAB FINANCIAL SERVICES FUND

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  AFLAC, INC.                                                         5.7%
--------------------------------------------------------------------------------
(2)  CITY NATIONAL CORP.                                                 5.3%
--------------------------------------------------------------------------------
(3)  FRANKLIN RESOURCES, INC.                                            5.2%
--------------------------------------------------------------------------------
(4)  COMERICA, INC.                                                      5.1%
--------------------------------------------------------------------------------
(5)  AMERICAN EXPRESS CO.                                                5.0%
--------------------------------------------------------------------------------
(6)  KEYCORP, INC.                                                       4.9%
--------------------------------------------------------------------------------
(7)  UNIONBANCAL CORP.                                                   4.8%
--------------------------------------------------------------------------------
(8)  PRINCIPAL FINANCIAL GROUP, INC.                                     4.7%
--------------------------------------------------------------------------------
(9)  METLIFE, INC.                                                       4.7%
--------------------------------------------------------------------------------
(10) MELLON FINANCIAL CORP.                                              4.5%
--------------------------------------------------------------------------------
     TOTAL                                                              49.9%

STATISTICS

NUMBER OF HOLDINGS                                                         44
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $18,694
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                13.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     1.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  50%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $2,500
   ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

38.2%  DIVERSIFIED FINANCIALS
32.5%  BANKS
27.6%  INSURANCE
 1.5%  REAL ESTATE
 0.2%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 23

SCHWAB HEALTH CARE FUND(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                               Benchmark:
                              FUND       S&P 1500 SUPERCOMPOSITE  Fund Category:
                             Ticker            HEALTH CARE          MORNINGSTAR
                          Symbol: SWHFX       SECTOR INDEX          HEALTH CARE
6 MONTHS                    16.88%              10.91%                 6.03%
1 YEAR                      18.98%               2.93%                -0.78%
3 YEARS                     14.46%               2.48%                 4.20%
SINCE INCEPTION: 7/3/00      5.36%               0.06%                -0.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$12,873 FUND

$10,031 S&P 1500 SUPERCOMPOSITE HEALTH CARE SECTOR INDEX

 $8,583 S&P 500(R) INDEX

[LINE GRAPH]

                             S&P 1500
                           SUPERCOMPOSITE
                            HEALTH CARE     S&P 500(R)
                FUND        SECTOR INDEX      INDEX
03-Jul-00     $10,000         $10,000        $10,000
31-Jul-00      $9,450          $9,489         $9,844
31-Aug-00      $9,820          $9,669        $10,455
30-Sep-00     $10,160         $10,146         $9,903
31-Oct-00     $10,270         $10,451         $9,862
30-Nov-00     $10,460         $10,793         $9,085
31-Dec-00     $10,905         $11,158         $9,129
31-Jan-01      $9,848         $10,230         $9,453
28-Feb-01      $9,797         $10,234         $8,591
31-Mar-01      $8,892          $9,447         $8,046
30-Apr-01      $9,268          $9,792         $8,672
31-May-01      $9,492          $9,949         $8,730
30-Jun-01      $9,278          $9,605         $8,518
31-Jul-01      $9,594         $10,019         $8,434
31-Aug-01      $9,258          $9,700         $7,906
30-Sep-01      $9,228          $9,729         $7,267
31-Oct-01      $9,146          $9,706         $7,406
30-Nov-01      $9,624         $10,180         $7,974
31-Dec-01      $9,335          $9,918         $8,044
31-Jan-02      $9,111          $9,786         $7,927
28-Feb-02      $8,989          $9,799         $7,774
31-Mar-02      $9,101          $9,868         $8,066
30-Apr-02      $8,582          $9,318         $7,577
31-May-02      $8,389          $9,122         $7,521
30-Jun-02      $7,657          $8,292         $6,986
31-Jul-02      $7,291          $8,088         $6,442
31-Aug-02      $7,433          $8,181         $6,484
30-Sep-02      $6,986          $7,701         $5,779
31-Oct-02      $7,240          $8,127         $6,287
30-Nov-02      $7,342          $8,313         $6,658
31-Dec-02      $7,060          $8,037         $6,267
31-Jan-03      $7,009          $8,013         $6,103
28-Feb-03      $6,825          $7,855         $6,011
31-Mar-03      $7,080          $8,138         $6,069
30-Apr-03      $7,377          $8,423         $6,570
31-May-03      $7,560          $8,651         $6,916
30-Jun-03      $8,030          $9,018         $7,004
31-Jul-03      $8,245          $8,966         $7,128
31-Aug-03      $8,173          $8,675         $7,267
30-Sep-03      $8,276          $8,705         $7,190
31-Oct-03      $8,613          $8,810         $7,596
30-Nov-03      $9,287          $8,978         $7,663
31-Dec-03      $9,655          $9,455         $8,065
31-Jan-04     $10,288          $9,736         $8,213
29-Feb-04     $10,513          $9,822         $8,327
31-Mar-04     $10,871          $9,483         $8,202
30-Apr-04     $10,820          $9,744         $8,073
31-May-04     $10,861          $9,740         $8,183
30-Jun-04     $11,085          $9,748         $8,342
31-Jul-04     $10,452          $9,200         $8,066
31-Aug-04     $10,585          $9,353         $8,098
30-Sep-04     $10,983          $9,226         $8,186
31-Oct-04     $11,014          $9,043         $8,311
30-Nov-04     $11,913          $9,244         $8,648
31-Dec-04     $12,648          $9,771         $8,942
31-Jan-05     $12,597          $9,492         $8,724
28-Feb-05     $12,791          $9,780         $8,907
31-Mar-05     $12,751          $9,738         $8,749
30-Apr-05     $12,873         $10,031         $8,583

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


24 Schwab Active Equity Funds

SCHWAB HEALTH CARE FUND

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  AETNA, INC.                                                         3.5%
--------------------------------------------------------------------------------
(2)  CIGNA CORP.                                                         3.5%
--------------------------------------------------------------------------------
(3)  UNITEDHEALTH GROUP, INC.                                            3.5%
--------------------------------------------------------------------------------
(4)  KOS PHARMACEUTICALS, INC.                                           3.4%
--------------------------------------------------------------------------------
(5)  BECTON DICKINSON & CO.                                              3.4%
--------------------------------------------------------------------------------
(6)  PACIFICARE HEALTH SYSTEMS, INC.                                     3.4%
--------------------------------------------------------------------------------
(7)  APPLIED BIOSYSTEMS GROUP -- APPLERA CORP.                           3.3%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   3.3%
--------------------------------------------------------------------------------
(9)  EXPRESS SCRIPTS, INC.                                               3.3%
--------------------------------------------------------------------------------
(10) INVITROGEN CORP.                                                    3.3%
--------------------------------------------------------------------------------
     TOTAL                                                              33.9%

STATISTICS

NUMBER OF HOLDINGS                                                         52
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $23,950
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                21.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  30%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $2,500
   ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

70.4%  HEALTH CARE EQUIPMENT &
       SERVICES
25.1%  PHARMACEUTICALS &
       BIOTECHNOLOGY
 4.5%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 25

SCHWAB TECHNOLOGY FUND(TM)

PERFORMANCE as of 4/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                              Benchmark:
                                              S&P 1500            Fund Category:
                          FUND Ticker       SUPERCOMPOSITE         MORNINGSTAR
                         Symbol: SWTFX  TECHNOLOGY SECTOR INDEX    TECHNOLOGY
6 MONTHS                    -4.98%              -4.05%              -4.34%
1 YEAR                      -5.41%              -2.20%              -3.48%
3 YEARS                      3.03%               0.55%              -0.55%
SINCE INCEPTION: 7/3/00    -16.42%             -18.53%             -21.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$4,200 FUND

$3,711 S&P 1500 SUPERCOMPOSITE TECHNOLOGY SECTOR INDEX

$8,583 S&P 500(R) INDEX

[LINE GRAPH]

                                     S&P 1500
                                   SUPERCOMPOSITE
                                    TECHNOLOGY         S&P 500(R)
                     FUND           SECTOR INDEX         INDEX
03-Jul-00           $10,000           $10,000           $10,000
31-Jul-00            $9,480            $9,481            $9,844
31-Aug-00           $10,910           $10,594           $10,455
30-Sep-00            $9,220            $8,695            $9,903
31-Oct-00            $8,520            $8,189            $9,862
30-Nov-00            $6,500            $6,477            $9,085
31-Dec-00            $5,940            $5,835            $9,129
31-Jan-01            $6,950            $6,872            $9,453
28-Feb-01            $5,110            $4,993            $8,591
31-Mar-01            $4,420            $4,361            $8,046
30-Apr-01            $5,320            $5,110            $8,672
31-May-01            $5,240            $4,867            $8,730
30-Jun-01            $5,290            $4,925            $8,518
31-Jul-01            $4,850            $4,649            $8,434
31-Aug-01            $4,210            $4,094            $7,906
30-Sep-01            $3,270            $3,279            $7,267
31-Oct-01            $3,860            $3,852            $7,406
30-Nov-01            $4,480            $4,490            $7,974
31-Dec-01            $4,500            $4,425            $8,044
31-Jan-02            $4,560            $4,485            $7,927
28-Feb-02            $4,040            $3,870            $7,774
31-Mar-02            $4,320            $4,140            $8,066
30-Apr-02            $3,840            $3,650            $7,577
31-May-02            $3,670            $3,505            $7,521
30-Jun-02            $3,290            $3,075            $6,986
31-Jul-02            $2,950            $2,781            $6,442
31-Aug-02            $2,880            $2,741            $6,484
30-Sep-02            $2,450            $2,266            $5,779
31-Oct-02            $2,900            $2,754            $6,287
30-Nov-02            $3,310            $3,228            $6,658
31-Dec-02            $2,890            $2,765            $6,267
31-Jan-03            $2,840            $2,719            $6,103
28-Feb-03            $2,860            $2,778            $6,011
31-Mar-03            $2,810            $2,738            $6,069
30-Apr-03            $3,110            $2,989            $6,570
31-May-03            $3,400            $3,255            $6,916
30-Jun-03            $3,430            $3,257            $7,004
31-Jul-03            $3,720            $3,442            $7,128
31-Aug-03            $3,980            $3,657            $7,267
30-Sep-03            $3,890            $3,618            $7,190
31-Oct-03            $4,320            $3,931            $7,596
30-Nov-03            $4,610            $4,001            $7,663
31-Dec-03            $4,590            $4,089            $8,065
31-Jan-04            $5,140            $4,238            $8,213
29-Feb-04            $5,060            $4,100            $8,327
31-Mar-04            $4,860            $3,998            $8,202
30-Apr-04            $4,440            $3,794            $8,073
31-May-04            $4,630            $3,991            $8,183
30-Jun-04            $4,750            $4,095            $8,342
31-Jul-04            $4,300            $3,766            $8,066
31-Aug-04            $4,100            $3,569            $8,098
30-Sep-04            $4,290            $3,679            $8,186
31-Oct-04            $4,420            $3,868            $8,311
30-Nov-04            $4,730            $4,061            $8,648
31-Dec-04            $4,940            $4,181            $8,942
31-Jan-05            $4,580            $3,955            $8,724
28-Feb-05            $4,650            $3,968            $8,907
31-Mar-05            $4,540            $3,873            $8,749
30-Apr-05            $4,200            $3,711            $8,583

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


26 Schwab Active Equity Funds

SCHWAB TECHNOLOGY FUND

FUND FACTS as of 4/30/05

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  INTEL CORP.                                                         7.4%
--------------------------------------------------------------------------------
(2)  XEROX CORP.                                                         6.7%
--------------------------------------------------------------------------------
(3)  ORACLE CORP.                                                        6.3%
--------------------------------------------------------------------------------
(4)  MOTOROLA, INC.                                                      4.7%
--------------------------------------------------------------------------------
(5)  HEWETT-PACKARD CO.                                                  4.5%
--------------------------------------------------------------------------------
(6)  APPLIED MATERIALS, INC.                                             4.5%
--------------------------------------------------------------------------------
(7)  EMC CORP.                                                           3.7%
--------------------------------------------------------------------------------
(8)  NCR CORP.                                                           3.7%
--------------------------------------------------------------------------------
(9)  PROGRESS SOFTWARE CORP.                                             3.4%
--------------------------------------------------------------------------------
(10) AUTODESK, INC.                                                      3.2%
--------------------------------------------------------------------------------
     TOTAL                                                              48.1%

STATISTICS

NUMBER OF HOLDINGS                                                         49
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $29,479
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                22.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  40%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $2,500
   ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

41.2%  SOFTWARE & SERVICES
39.5%  TECHNOLOGY HARDWARE & EQUIPMENT
18.7%  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
 0.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                   Schwab Active Equity Funds 27

FUND EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2004 and held through April 30, 2005, unless noted otherwise.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                            ENDING
                                                                   BEGINNING             ACCOUNT VALUE                EXPENSES
                                        EXPENSE RATIO 1           ACCOUNT VALUE         (Net of Expenses)        PAID DURING PERIOD
                                         (Annualized)              at 11/1/04              at 4/30/05             11/1/04-4/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB PREMIER EQUITY FUND(TM)

Investor Shares
   Actual Return                             0.00%                   $1,000                   $953.00                   $0.00 2
   Hypothetical 5% Return                    0.00%                   $1,000                 $1,005.89                   $0.00 2

Select Shares
   Actual Return                             0.00%                   $1,000                   $953.00                   $0.00 2
   Hypothetical 5% Return                    0.00%                   $1,000                 $1,005.89                   $0.00 2

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB CORE EQUITY FUND(TM)
   Actual Return                             0.75%                   $1,000                 $1,074.70                   $3.85 3
   Hypothetical 5% Return                    0.75%                   $1,000                 $1,021.08                   $3.76 3

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Schwab and the investment adviser have agreed that "annual operating expenses"
  (excluding interest, taxes, and certain non-routine expense) of Investor Shares and Select Shares will equal 0.00% from 3/21/05 (commencement of operations) through 6/30/05.

  For the period 7/1/05-2/27/06, Schwab and the investment adviser have agreed to limit the net operating expenses of Investor and Select Shares to 1.30% and 1.15%, respectively. Based on these expense ratios, "Expenses Paid During Period" (3/21/05-4/30/05) would be: $1.43 based on Actual Return and $1.46 based on Hypothetical 5% Return for Investor Shares; and, $1.26 based on Actual Return and $1.29 based on Hypothetical 5% Return for Select Shares.

3 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


28 Schwab Active Equity Funds

FUND EXPENSES continued

                                                                                            ENDING
                                                                   BEGINNING             ACCOUNT VALUE               EXPENSES
                                        EXPENSE RATIO 1           ACCOUNT VALUE         (Net of Expenses)        PAID DURING PERIOD
                                        (Annualized)              at 11/1/04                at 4/30/05            11/1/04-4/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB DIVIDEND EQUITY FUND(TM)

Investor Shares
   Actual Return                              1.09%                  $1,000                 $1,064.20                 $5.56 2
   Hypothetical 5% Return                     1.09%                  $1,000                 $1,019.41                 $5.44 2

Select Shares(R)
   Actual Return                              0.94%                  $1,000                 $1,065.20                 $4.79 2
   Hypothetical 5% Return                     0.94%                  $1,000                 $1,020.15                 $4.69 2

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP EQUITY FUND(TM)

Investor Shares
   Actual Return                              1.30%                  $1,000                 $1,034.40                 $6.55 2
   Hypothetical 5% Return                     1.30%                  $1,000                 $1,018.35                 $6.50 2

Select Shares
   Actual Return                              1.12%                  $1,000                 $1,035.00                 $5.65 2
   Hypothetical 5% Return                     1.12%                  $1,000                 $1,019.25                 $5.60 2

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB HEDGED EQUITY FUND(TM)

Investor Shares
   Actual Return                              2.44%                  $1,000                 $1,003.00                 $4.08 3
   Hypothetical 5% Return                     2.44%                  $1,000                 $1,004.28                 $4.09 3

Select Shares
   Actual Return                              2.52% 4                $1,000                 $1,091.90                $13.07 2
   Hypothetical 5% Return                     2.52% 4                $1,000                 $1,012.30                $12.57 2

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB FINANCIAL SERVICES FUND(TM)

   Actual Return                              1.06%                  $1,000                 $1,032.40                 $5.32 2
   Hypothetical 5% Return                     1.06%                  $1,000                 $1,019.56                 $5.29 2
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB HEALTH CARE FUND(TM)

   Actual Return                              0.91%                  $1,000                 $1,168.80                 $4.87 2
   Hypothetical 5% Return                     0.91%                  $1,000                 $1,020.30                 $4.54 2

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TECHNOLOGY FUND(TM)

   Actual Return                              0.99%                  $1,000                   $950.20                 $4.77 2
   Hypothetical 5% Return                     0.99%                  $1,000                 $1,019.90                 $4.94 2

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

3 Expenses for this share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 61 days of the period (from 3/1/05, commencement of operations through 4/30/05), and divided by 365 days of the fiscal year.

4 Reflects a blended expense ratio. Prior to 3/1/05, the expense ratio
  (including dividend and interest expenses) was 2.62%, and effective 3/1/05, this expense ratio was lowered to 2.38%.


                                                   Schwab Active Equity Funds 29

SCHWAB PREMIER EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS


                                                               3/21/05 1-
 INVESTOR SHARES                                               04/30/05*
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                          0.01
   Net realized and unrealized losses                            (0.48)
                                                               ---------------------------------------------------------------------
   Total loss from investment operations                         (0.47)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                  9.53
                                                               ---------------------------------------------------------------------
Total return (%)                                                 (4.70) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                           --
   Gross operating expenses                                       1.24 3
   Net investment income                                          1.18 3
Portfolio turnover rate                                              2 2
Net assets, end of period ($ x 1,000,000)                          186

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


30 See financial notes.

SCHWAB PREMIER EQUITY FUND

                                                               3/21/05 1-
SELECT SHARES                                                  04/30/05*
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                          0.01
   Net realized and unrealized losses                            (0.48)
                                                               ---------------------------------------------------------------------
   Total loss from investment operations                         (0.47)
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                  9.53
                                                               ---------------------------------------------------------------------
Total return (%)                                                 (4.70) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                           --
   Gross operating expenses                                       1.09 3
   Net investment income                                          1.20 3
Portfolio turnover rate                                              2 2
Net assets, end of period ($ x 1,000,000)                          257

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 31

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.3%   COMMON STOCK                                    459,456        440,464

  2.1%   SHORT-TERM
         INVESTMENT                                        9,310          9,310

  0.0%   U.S. TREASURY
         OBLIGATION                                          199            199
--------------------------------------------------------------------------------
101.4%   TOTAL INVESTMENTS                               468,965        449,973

(1.4)%   OTHER ASSETS AND
         LIABILITIES, NET                                                (6,331)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               443,642


                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        COMMON STOCK 99.3% of net assets

        BANKS 4.1%
        ------------------------------------------------------------------------
        City National Corp.  69,300                                        4,887
        Comerica, Inc. 83,800                                              4,798
        Countrywide Financial Corp.  119,800                               4,335
        Wachovia Corp.  80,100                                             4,099
                                                                     -----------
                                                                          18,119
        CAPITAL GOODS 7.6%
        ------------------------------------------------------------------------
        Ametek, Inc. 120,100                                               4,548
        The Boeing Co.  80,200                                             4,774
        Cooper Industries Ltd., Class A 58,200                             3,705
    (6) Lockheed Martin Corp.  81,100                                      4,943
        Precision Castparts Corp.  63,700                                  4,692
        Raytheon Co.   107,600                                             4,047
        Rockwell Automation, Inc.  71,000                                  3,282
        W.W. Grainger, Inc. 66,000                                         3,649
                                                                     -----------
                                                                          33,640
        COMMERCIAL SERVICES & SUPPLIES 1.5%
        ------------------------------------------------------------------------
      o Heidrick & Struggles International,
        Inc. 109,000                                                       2,819
      o Korn/Ferry International 267,900                                   3,858
                                                                     -----------
                                                                           6,677
        CONSUMER DURABLES & APPAREL 1.7%
        ------------------------------------------------------------------------
        Eastman Kodak Co. 149,500                                          3,738
        VF Corp. 69,200                                                    3,916
                                                                     -----------
                                                                           7,654
        DIVERSIFIED FINANCIALS  6.9%
        ------------------------------------------------------------------------
        A.G. Edwards, Inc. 100,000                                         3,971
        American Express Co. 78,000                                        4,111
      o AmeriCredit Corp. 200,100                                          4,682
        Capital One Financial Corp.  67,800                                4,806
      = Franklin Resources, Inc.   70,300                                  4,828
        Mellon Financial Corp. 145,600                                     4,032
        Principal Financial Group,
        Inc. 105,400                                                       4,119
                                                                     -----------
                                                                          30,549
        ENERGY 7.1%
        ------------------------------------------------------------------------
        Burlington Resources, Inc.  100,100                                4,866
      o CAL Dive International, Inc.   103,200                             4,590
        ChevronTexaco Corp.    91,700                                      4,768
        Exxon Mobil Corp. 84,700                                           4,830
     =o Lone Star Technologies, Inc.  109,000                              4,245


32 See financial notes.

SCHWAB PREMIER EQUITY FUND

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        Sunoco, Inc. 43,900                                                4,358
      o Transocean, Inc. 85,400                                            3,960
                                                                     -----------
                                                                          31,617
        FOOD BEVERAGE & TOBACCO 6.7%
        ------------------------------------------------------------------------
        Archer-Daniels-Midland Co.  188,900                                3,398
        Brown-Forman Corp., Class B   88,100                               4,890
        The Coca-Cola Co.    112,400                                       4,883
        Hormel Foods Corp.    140,300                                      4,369
        Kellogg Co. 100,000                                                4,495
        PepsiAmericas, Inc.   180,000                                      4,444
        UST, Inc. 76,000                                                   3,481
                                                                     -----------
                                                                          29,960
        HEALTH CARE EQUIPMENT & SERVICES 9.4%
        ------------------------------------------------------------------------
    (5) Aetna, Inc.  67,400                                                4,945
        Bausch & Lomb, Inc.   51,100                                       3,833
        Becton Dickinson & Co.   79,500                                    4,652
    (9) CIGNA Corp. 53,300                                                 4,903
   o(2) Genesis HealthCare Corp.   126,100                                 5,031
  o(10) Haemonetics Corp.    114,600                                       4,901
      o Medco Health Solutions, Inc.  79,500                               4,052
        PerkinElmer, Inc. 243,500                                          4,505
    (7) UnitedHealth Group, Inc. 52,300                                    4,943
                                                                     -----------
                                                                          41,765
        HOTELS RESTAURANTS & LEISURE 1.9%
        ------------------------------------------------------------------------
        Ameristar Casinos, Inc. 78,000                                     3,845
        Darden Restaurants, Inc.    159,900                                4,797
                                                                     -----------
                                                                           8,642
        HOUSEHOLD & PERSONAL PRODUCTS 1.9%
        ------------------------------------------------------------------------
        Clorox Co. 63,000                                                  3,988
        Kimberly-Clark Corp.   68,300                                      4,265
                                                                     -----------
                                                                           8,253
        INSURANCE 9.1%
        ------------------------------------------------------------------------
   =(1) AFLAC, Inc. 125,800                                                5,114
      o Allmerica Financial Corp. 121,000                                  4,062
        Chubb Corp. 53,300                                                 4,359
        Hartford Financial Services Group,
        Inc. 58,400                                                        4,226
        Loews Corp. 65,300                                                 4,628
        Metlife, Inc. 118,800                                              4,621
        Nationwide Financial Services, Inc.,
        Class A 125,400                                                    4,443
        Prudential Financial, Inc.  72,300                                 4,132
        W.R. Berkley Corp.  149,800                                        4,869
                                                                     -----------
                                                                          40,454
        MATERIALS 6.2%
        ------------------------------------------------------------------------
     =o Crown Holdings, Inc. 312,400                                       4,702
        The Dow Chemical Co. 85,000                                        3,904
        Eastman Chemical Co.   87,300                                      4,714
        Martin Marietta Materials, Inc. 86,600                             4,762
        PPG Industries, Inc.    70,700                                     4,776
        Rohm & Haas Co.   103,100                                          4,501
                                                                     -----------
                                                                          27,359
        MEDIA 1.8%
        ------------------------------------------------------------------------
      o Getty Images, Inc.  60,400                                         4,322
      o Time Warner, Inc. 232,200                                          3,903
                                                                     -----------
                                                                           8,225
        PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
        ------------------------------------------------------------------------
    (4) Applied Biosystems Group --
        Applera Corp.   234,800                                            4,978
      o Invitrogen Corp.  59,000                                           4,323
        Johnson & Johnson   65,500                                         4,495
        Merck & Co., Inc. 129,800                                          4,400
                                                                     -----------
                                                                          18,196
        RETAILING 5.4%
        ------------------------------------------------------------------------
        American Eagle Outfitters,
        Inc. 183,400                                                       4,809
        J.C. Penney Co., Inc.
        Holding Co. 101,700                                                4,822
        Michaels Stores, Inc.  142,100                                     4,718
        Nordstrom, Inc.  89,400                                            4,544
   o(8) Payless Shoesource, Inc.  360,800                                  4,928
                                                                     -----------
                                                                          23,821
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
        ------------------------------------------------------------------------
      = Intel Corp. 205,000                                                4,822
      o Photronics, Inc.  246,000                                          3,911
                                                                     -----------
                                                                           8,733


                                                         See financial notes. 33

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
        SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
        SOFTWARE & SERVICES 9.7%
        ------------------------------------------------------------------------
        Autodesk, Inc.   145,800                                           4,641
      o BEA Systems, Inc. 550,000                                          3,795
     =o Compuware Corp.   653,700                                          3,890
   o(3) Earthlink, Inc.  542,900                                           4,984
        Fair Isaac Corp. 119,000                                           3,913
      o Oracle Corp.      343,200                                          3,967
        The Reynolds & Reynolds Co.,
        Class A   165,500                                                  4,364
      o Sybase, Inc.  239,100                                              4,526
      o Synopsys, Inc.    278,800                                          4,583
      o United Online, Inc.   485,800                                      4,270
                                                                     -----------
                                                                          42,933
        TECHNOLOGY HARDWARE & EQUIPMENT  5.9%
        ------------------------------------------------------------------------
      o Apple Computer, Inc.   109,100                                     3,934
     =o Emulex Corp.    310,000                                            4,814
        Inter-Tel, Inc.  167,000                                           3,180
      o NCR Corp.    142,700                                               4,709
        Scientific-Atlanta, Inc. 153,100                                   4,682
      o Xerox Corp.   354,600                                              4,699
                                                                     -----------
                                                                          26,018

        TELECOMMUNICATION SERVICES 1.0%
        ------------------------------------------------------------------------
      o Commonwealth Telephone
        Enterprises, Inc.   99,600                                         4,627

        TRANSPORTATION  2.2%
        ------------------------------------------------------------------------
        CNF, Inc. 112,800                                                  4,822
        CSX Corp. 119,900                                                  4,812
                                                                     -----------
                                                                           9,634
        UTILITIES 3.1%
        ------------------------------------------------------------------------
      o The AES Corp. 264,500                                              4,253
        Duke Energy Corp. 166,800                                          4,869
        PPL Corp. 82,300                                                   4,466
                                                                     -----------
                                                                          13,588

        SECURITY                                FACE AMOUNT
           RATE, MATURITY DATE                  ($ x 1,000)
        SHORT-TERM INVESTMENT
        2.1% of net assets

        Wachovia Bank, Grand Cayman
        Time Deposit
           2.36%, 05/02/05                            9,310                9,310

        U.S. TREASURY OBLIGATION
        0.0% of net assets

      = U.S. Treasury Bill
           2.76%, 06/16/05                              200                  199

END OF INVESTMENTS.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURE CONTRACTS

                                      NUMBER OF        CONTRACT       UNREALIZED
                                      CONTRACTS         VALUE           LOSSES
S&P 500 Index, e-mini, Long
Expires 06/17/05                         50             2,896            (49)


34 See financial notes.

SCHWAB PREMIER EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $449,973 a
Receivables:
   Fund shares sold                                                       1,442
   Interest                                                                   1
   Dividends                                                                126
   Due from brokers for futures                                              39
   Reimbursement from adviser                                                19
Prepaid expenses                                                    +        68
                                                                    ------------
TOTAL ASSETS                                                            451,668

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     402
   Investments bought                                                     7,604
Accrued expenses                                                    +        20
                                                                    ------------
TOTAL LIABILITIES                                                         8,026

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            451,668
TOTAL LIABILITIES                                                   -     8,026
                                                                    ------------
NET ASSETS                                                             $443,642

NET ASSETS BY SOURCE
Capital received from investors                                         463,148
Net investment income not yet distributed                                   526
Net realized capital losses                                                (991) b
Net unrealized capital losses                                           (19,041) b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                        SHARES
SHARE CLASS              NET ASSETS       /        OUTSTANDING      =       NAV
Investor Shares            $186,378                     19,551            $9.53
Select Shares              $257,264                     26,987            $9.53

  Unless stated, all numbers x 1,000.

a The fund paid $468,965 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases         $466,992
     Sales/maturities    $6,545

  The fund's total security transactions with other Schwab Funds(R) during the period were $19,928.

b These derive from investments and futures.

FEDERAL TAX DATA
------------------------------------------
PORTFOLIO COST                   $468,965

NET UNREALIZED GAINS AND LOSSES:
Gains                              $6,239
Losses                        +   (25,231)
                              ------------
                                 ($18,992)


                                                         See financial notes. 35

SCHWAB PREMIER EQUITY FUND

Statement of
OPERATIONS
For March 21, 2005 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $454
Interest                                                            +        72
                                                                    ------------
TOTAL INVESTMENT INCOME                                                     526

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (991)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (18,992)
Net unrealized losses on futures contracts                          +       (49)
                                                                    ------------
NET UNREALIZED LOSSES                                                   (19,041)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   411 a
Transfer agent and shareholder service fees
   Investor Shares                                                           46 b
   Select Shares                                                             27 b
Trustees' fees                                                                1 c
Custodian fees                                                                3
Portfolio accounting fees                                                     8
Professional fees                                                             3
Registration fees                                                             6
Shareholder reports                                                 +         4
                                                                    ------------
Total expenses                                                              509
Expense reduction                                                   -       509 d
                                                                    ------------
NET EXPENSES                                                                 --

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     526
NET EXPENSES                                                        -        --
                                                                    ------------
NET INVESTMENT INCOME                                                       526
NET REALIZED LOSSES                                                        (991) e
NET UNREALIZED LOSSES                                               +   (19,041) e
                                                                    ------------
DECREASE IN NET ASSETS FROM OPERATIONS                                 ($19,506)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.91% of the first
  $500 million; 0.885% of the next $500 million; and 0.86% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $411 from the investment adviser (CSIM) and $73 from the transfer agent and shareholder service agent (Schwab). In addition, the total expenses reimbursed by the investment adviser was $25. These reductions reflect a guarantee by CSIM and Schwab to limit the net operating expenses of this fund through June 30, 2005 at 0.00% for both Investor Shares and Select Shares. For the period July 1, 2005 through February 27, 2006, CSIM and Schwab have guaranteed to limit the annual operating expenses of this fund as follows:

                                   % OF AVERAGE
     SHARE CLASS               DAILY NET ASSETS
  ---------------------------------------------
     Investor Shares                       1.30
     Select Shares                         1.15

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $20,032.


36 See financial notes.

SCHWAB PREMIER EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current period only. Because the fund commenced operations on March 21, 2005, it has no prior report period. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                                                 3/21/05-4/30/05

Net investment income                                                      $526
Net realized losses                                                        (991)
Net unrealized losses                                            +      (19,041)
                                                                 ---------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                                        ($19,506)

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                                              3/21/05-4/30/05
                                                           SHARES         VALUE
SHARES SOLD

Investor Shares                                            19,737      $196,173
Select Shares                                          +   27,217       270,963
                                                       -------------------------
TOTAL SHARES SOLD                                          46,954      $467,136

SHARES REDEEMED
Investor Shares                                              (186)      ($1,788)
Select Shares                                          +     (230)       (2,200)
                                                       -------------------------
TOTAL SHARES REDEEMED                                        (416)      ($3,988) a

NET TRANSACTIONS IN FUND
SHARES                                                     46,538      $463,148

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                                              3/21/05-4/30/05
                                                           SHARES    NET ASSETS
Beginning of period                                            --           $--
Total increase                                         +   46,538       443,642 b
                                                       -------------------------
END OF PERIOD                                              46,538      $443,642 c

  Unless stated, all numbers x 1,000.

a The fund charges 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase:

                                      CURRENT
                                       PERIOD

   Investor Shares                        $9
   Select Shares                      +   11
                                      -------
   TOTAL                                 $20

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $526.


                                                         See financial notes. 37

SCHWAB CORE EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                             11/1/04-   11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-
                                                             4/30/05*   10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($) 1
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        13.81       12.71        10.89        12.53        18.53       18.91
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                        0.10        0.12         0.10         0.08         0.08        0.05
  Net realized and unrealized gains or losses                  0.93        1.09         1.79        (1.64)       (4.57)       1.08
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations              1.03        1.21         1.89        (1.56)       (4.49)       1.13
Less distributions:
  Dividends from net investment income                        (0.16)      (0.11)       (0.07)       (0.08)       (0.07)      (0.04)
  Distributions from net realized gains                          --          --           --           --        (1.44)      (1.47)
                                                            ------------------------------------------------------------------------
  Total distributions                                         (0.16)      (0.11)       (0.07)       (0.08)       (1.51)      (1.51)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                              14.68       13.81        12.71        10.89        12.53       18.53
                                                            ------------------------------------------------------------------------
Total return (%)                                               7.47 2      9.57        17.54       (12.58)      (25.93)       5.75

RATIOS/SUPPLEMENTAL DATA (%) 1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                       0.75 4      0.75         0.75         0.75         0.75        0.76 3
  Gross operating expenses                                     0.85 4      0.88         0.88         0.91         0.88        0.87
  Net investment income                                        1.48 4      0.89         0.94         0.63         0.55        0.29
Portfolio turnover rate                                          26 2        86           73          114          106          96
Net assets, end of period ($ x 1,000,000)                       332         263          237          179          210         342

* Unaudited.

1 Prior to June 1, 2002, the fund's day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.

4 Annualized.


38 See financial notes.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 97.8%  COMMON STOCK                                      291,069       324,555

  1.4%  SHORT-TERM
        INVESTMENT                                          4,632         4,632

  0.1%  U.S. TREASURY
        OBLIGATION                                            274           274
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                 295,975       329,461

  4.7%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             15,521        15,521

(4.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (13,335)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                331,647

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 97.8% of net assets

       AUTOMOBILES & COMPONENTS 0.3%
       -------------------------------------------------------------------------
     @ Ford Motor Co.  120,300                                             1,096

       BANKS 3.7%
       -------------------------------------------------------------------------
   (8) UnionBanCal Corp.  197,600                                         12,164

       CAPITAL GOODS 9.2%
       -------------------------------------------------------------------------
   (2) The Boeing Co.  281,200                                            16,737
     = Cooper Industries Ltd., Class A  9,000                                573
     = Emerson Electric Co.  88,800                                        5,565
       Goodrich Corp.  25,500                                              1,028
     = Lockheed Martin Corp.  20,000                                       1,219
     = Raytheon Co.  80,000                                                3,009
     = Rockwell Automation, Inc.  34,000                                   1,572
       Textron, Inc.  1,300                                                   98
     = W.W. Grainger, Inc.  16,000                                           884
                                                                     -----------
                                                                          30,685
       COMMERCIAL SERVICES & SUPPLIES 0.0%
       -------------------------------------------------------------------------
     o Dun & Bradstreet Corp.  2,900                                         181

       CONSUMER DURABLES & APPAREL 1.4%
       -------------------------------------------------------------------------
       Black & Decker Corp.  24,900                                        2,082
       Nike, Inc., Class B  32,900                                         2,527
                                                                     -----------
                                                                           4,609
       DIVERSIFIED FINANCIALS 6.4%
       -------------------------------------------------------------------------
   (5) Franklin Resources, Inc.  202,600                                  13,914
       Moody's Corp.  27,400                                               2,251
     = Northern Trust Corp.  17,500                                          788
       Principal Financial Group, Inc.  115,000                            4,494
                                                                     -----------
                                                                          21,447
       ENERGY 7.6%
       -------------------------------------------------------------------------
       Burlington Resources, Inc.  90,500                                  4,399
       ChevronTexaco Corp.  92,000                                         4,784
   (3) Exxon Mobil Corp.  279,600                                         15,946
                                                                     -----------
                                                                          25,129
       FOOD & STAPLES RETAILING 0.1%
       -------------------------------------------------------------------------
    =o Rite Aid Corp.  103,000                                               374


                                                         See financial notes. 39

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       FOOD BEVERAGE & TOBACCO 4.5%
       -------------------------------------------------------------------------
     @ Archer-Daniels-Midland Co.  15,000                                    270
       Kellogg Co.  26,700                                                 1,200
   (6) UST, Inc.  293,200                                                 13,429
                                                                     -----------
                                                                          14,899
       HEALTH CARE EQUIPMENT & SERVICES 8.9%
       -------------------------------------------------------------------------
     = Aetna, Inc.  50,000                                                 3,668
       Becton Dickinson & Co.  122,300                                     7,157
     o Coventry Health Care, Inc.  60,450                                  4,137
     o Pacificare Health Systems, Inc.  51,400                             3,072
       PerkinElmer, Inc.  65,000                                           1,202
  @(9) UnitedHealth Group, Inc.  108,414                                  10,246
                                                                     -----------
                                                                          29,482
       HOTELS RESTAURANTS & LEISURE 1.4%
       -------------------------------------------------------------------------
    @o Caesars Entertainment, Inc.  37,000                                   738
       Darden Restaurants, Inc.  15,000                                      450
       McDonald's Corp.  94,500                                            2,770
     = Yum! Brands, Inc.  14,000                                             657
                                                                     -----------
                                                                           4,615
       HOUSEHOLD & PERSONAL PRODUCTS 1.1%
       -------------------------------------------------------------------------
     = The Gillette Co.  70,000                                            3,615

       INSURANCE 8.1%
       -------------------------------------------------------------------------
     = AFLAC, Inc.  126,900                                                5,159
    @o Allmerica Financial Corp.  14,000                                     470
       AmerUs Group Co.  20,000                                              940
       Chubb Corp. 28,100                                                  2,298
    @o CNA Financial Corp.  48,500                                         1,331
       Loews Corp.  5,000                                                    354
  =(7) Metlife, Inc.  315,500                                             12,273
     = Nationwide Financial Services, Inc.,
       Class A  5,000                                                        177
       Prudential Financial, Inc.  28,500                                  1,629
       W.R. Berkley Corp.  67,500                                          2,194
                                                                     -----------
                                                                          26,825
       MATERIALS 5.5%
       -------------------------------------------------------------------------
     = The Dow Chemical Co.  83,600                                        3,839
       PPG Industries, Inc.  115,600                                       7,809
       Weyerhaeuser Co.  95,000                                            6,518
                                                                     -----------
                                                                          18,166
       MEDIA 4.4%
       -------------------------------------------------------------------------
     o Gemstar -- TV Guide International,
       Inc.  990,000                                                       3,812
       The McGraw-Hill Cos., Inc.  19,100                                  1,663
=o(10) Time Warner, Inc.  538,250                                          9,048
                                                                     -----------
                                                                          14,523
       PHARMACEUTICALS & BIOTECHNOLOGY 5.5%
       -------------------------------------------------------------------------
     = Applied Biosystems Group  --
       Applera Corp.  13,500                                                 286
     o Invitrogen Corp.  15,000                                            1,099
  =(4) Johnson & Johnson  228,600                                         15,689
     o Kos Pharmaceuticals, Inc.  23,000                                   1,108
                                                                     -----------
                                                                          18,182
       RETAILING 1.8%
       -------------------------------------------------------------------------
     @ Circuit City Stores, Inc.  195,000                                  3,081
       J.C. Penney Co., Inc.
       Holding Co.  60,000                                                 2,845
                                                                     -----------
                                                                           5,926
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.1%
       -------------------------------------------------------------------------
   (1) Intel Corp.  718,000                                               16,887

       SOFTWARE & SERVICES 6.1%
       -------------------------------------------------------------------------
       Adobe Systems, Inc.  15,000                                           892
     = Autodesk, Inc.  79,000                                              2,515
    =o Checkfree Corp.  16,000                                               587
    =o Citrix Systems, Inc.  26,500                                          596
       Computer Associates International,
       Inc.  56,100                                                        1,509
     o Compuware Corp.  155,000                                              922
       Electronic Data Systems Corp.  80,200                               1,552
    =o Intuit, Inc.  35,000                                                1,411
     o McAfee, Inc.  53,000                                                1,108
     = Microsoft Corp.  50,000                                             1,265
     o Oracle Corp.  213,500                                               2,468
       The Reynolds & Reynolds Co.,
       Class A  65,000                                                     1,714
    @o Sybase, Inc.  62,200                                                1,177
    =o Synopsys, Inc.  152,500                                             2,507
                                                                     -----------
                                                                          20,223


40 See financial notes.

SCHWAB CORE EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
       -------------------------------------------------------------------------
     o Apple Computer, Inc.  111,800                                       4,032
     o Avaya, Inc.  395,100                                                3,429
       International Business Machines
       Corp.  28,000                                                       2,139
       Motorola, Inc. 266,900                                              4,094
     o NCR Corp.  126,000                                                  4,158
    =o Xerox Corp.  299,900                                                3,974
                                                                     -----------
                                                                          21,826
       TELECOMMUNICATION SERVICES 3.7%
       -------------------------------------------------------------------------
     @ Alltel Corp.  3,500                                                   200
       AT&T Corp.  58,020                                                  1,110
       BellSouth Corp.  81,500                                             2,159
       SBC Communications, Inc.  112,200                                   2,670
       Verizon Communications, Inc.  177,400                               6,351
                                                                     -----------
                                                                          12,490
       TRANSPORTATION 3.0%
       -------------------------------------------------------------------------
    @= CNF, Inc.  113,500                                                  4,852
       CSX Corp.  125,000                                                  5,016
                                                                     -----------
                                                                           9,868
       UTILITIES 3.4%
       -------------------------------------------------------------------------
     o The AES Corp.  556,900                                              8,955
     = Duke Energy Corp.  9,000                                              263
     = Edison International  36,800                                        1,336
     = TXU Corp.  9,200                                                      789
                                                                     -----------
                                                                          11,343
       SHORT-TERM INVESTMENT 1.4% of net assets

       Provident Institutional
       TempFund  4,631,570                                                 4,632

       SECURITY                                     FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
       U.S. TREASURY OBLIGATION
       0.1% of net assets

     = U.S. Treasury Bill
          2.75%, 06/16/05                                   275              274

END OF INVESTMENTS.

       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       4.7% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE
       OBLIGATIONS 2.6%
       -------------------------------------------------------------------------
       Bank of America Corp.
         2.80%, 05/02/05                                    195              195
       Skandinav Enskilda Bank
         2.94%, 05/17/05                                  8,316            8,316
                                                                     -----------
                                                                           8,511

       SECURITY AND NUMBER OF SHARES
       SHORT-TERM INVESTMENTS 2.1%

       Institutional Money Market Trust
       6,692,830                                                           6,693

       SECURITY                                     FACE AMOUNT
         RATE, MATURITY DATE                        ($ X 1,000)
       KBC Bank, Time Deposit
         2.95%, 05/02/05                                    317              317
                                                                     -----------
                                                                           7,010

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                   NUMBER OF         CONTRACT         UNREALIZED
                                   CONTRACTS           VALUE            LOSSES
S&P 500 Index, e-mini, Long
Expires 06/17/05                      53              3,070              (72)


                                                         See financial notes. 41

SCHWAB CORE EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $15,219 of securities on loan)                            $329,461 a
Collateral invested for securities on loan                               15,521
Receivables:
  Fund shares sold                                                        2,068
  Interest                                                                   14
  Dividends                                                                 204
  Due from brokers for futures                                               41
  Income from securities on loan                                              1
Prepaid expenses                                                    +        24
                                                                    ------------
TOTAL ASSETS                                                            347,334

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               15,521
Payables:
  Fund shares redeemed                                                       89
  Investment adviser and administrator fees                                  12
  Transfer agent and shareholder service fees                                 7
Accrued expenses                                                    +        58
                                                                    ------------
TOTAL LIABILITIES                                                        15,687

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            347,334
TOTAL LIABILITIES                                                   -    15,687
                                                                    ------------
NET ASSETS                                                             $331,647

NET ASSETS BY SOURCE
Capital received from investors                                         303,230
Net investment income not yet distributed                                   948
Net realized capital losses                                              (5,945) b
Net unrealized capital gains                                             33,414 b

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$331,647             22,589                $14.68

  Unless stated, all numbers x 1,000.

a The fund paid $295,975 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                    $127,321
     Sales/maturities              $77,872

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------
PORTFOLIO COST                    $296,067

NET UNREALIZED GAINS AND LOSSES:
Gains                              $43,056
Losses                         +    (9,662)
                               ------------
                                   $33,394

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                     $1,867
Long-term capital gains                $--

CAPITAL LOSSES UTILIZED            $28,106

UNUSED CAPITAL LOSSES:
Expires 10/31 of:              Loss amount
  2010                              $7,255
  2011                         +    11,171
                               ------------
                                   $18,426


42 See financial notes.

SCHWAB CORE EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $3,246
Interest                                                                     53
Securities on loan                                                   +        7
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   3,306

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        12,411
Net realized gains on futures contracts                              +      226
                                                                     -----------
NET REALIZED GAINS                                                       12,637

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,771
Net unrealized losses on futures contracts                           +      (98)
                                                                     -----------
NET UNREALIZED GAINS                                                      3,673

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   802 a
Transfer agent and shareholder service fees                                 371 b
Trustees' fees                                                                4 c
Custodian fees                                                               16
Portfolio accounting fees                                                    19
Professional fees                                                            12
Registration fees                                                            11
Shareholder reports                                                          32
Other expenses                                                       +        3
                                                                     -----------
Total expenses                                                            1,270
Expense reduction                                                    -      157 d
                                                                     -----------
NET EXPENSES                                                              1,113

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   3,306
NET EXPENSES                                                         -    1,113
                                                                     -----------
NET INVESTMENT INCOME                                                     2,193
NET REALIZED GAINS                                                       12,637 e
NET UNREALIZED GAINS                                                 +    3,673 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $18,503

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 0.75% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $16,310.


                                                         See financial notes. 43

SCHWAB CORE EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04
Net investment income                               $2,193               $2,298
Net realized gains                                  12,637               27,990
Net unrealized gains or losses             +         3,673               (7,414)
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                     18,503               22,874

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $3,112               $2,074 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
Shares sold                      5,659        $84,655      4,444        $59,997
Shares reinvested                  184          2,745        144          1,891
Shares redeemed             +   (2,277)       (33,927)    (4,213)       (56,963) b
                            ----------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                   3,566        $53,473        375         $4,925

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS

Beginning of period             19,023       $262,783     18,648       $237,058
Total increase              +    3,566         68,864        375         25,725 c
                            ----------------------------------------------------
END OF PERIOD                   22,589       $331,647     19,023       $262,783 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                   $2,074
  Long-term capital gains              $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $948 and $1,867 at the end of the current period and prior period, respectively.


44 See financial notes.

SCHWAB DIVIDEND EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                  11/1/04-       11/1/03-       9/2/03 1-
INVESTOR SHARES                                   4/30/05*       10/31/04       10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             12.06           10.60          10.00
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.15            0.29           0.05
  Net realized and unrealized gains                 0.62            1.49           0.55
                                                  ----------------------------------------------------------------------------------
  Total income from investment operations           0.77            1.78           0.60
Less distributions:
  Dividends from net investment income             (0.12)          (0.32)            --
  Distributions from net realized gains            (0.19)             --             --
                                                  ----------------------------------------------------------------------------------
  Total distributions                              (0.31)          (0.32)            --
                                                  ----------------------------------------------------------------------------------
Net asset value at end of period                   12.52           12.06          10.60
                                                  ----------------------------------------------------------------------------------
Total return (%)                                    6.42 2         17.00           6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                            1.09 3          0.65             --
  Gross operating expenses                          1.12 3          1.19           1.34 3
  Net investment income                             2.58 3          2.71           3.41 3
Portfolio turnover rate                               12 2            39              2 2
Net assets, end of period ($ x 1,000,000)            432             267             94

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 45

SCHWAB DIVIDEND EQUITY FUND

                                                  11/1/04-       11/1/03-       9/2/03 1-
SELECT SHARES                                     4/30/05*       10/31/04       10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             12.06           10.60          10.00
                                                  ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.15            0.31           0.05
  Net realized and unrealized gains                 0.63            1.48           0.55
                                                  ----------------------------------------------------------------------------------
  Total income from investment operations           0.78            1.79           0.60
Less distributions:
  Dividends from net investment income             (0.13)          (0.33)            --
  Distributions from net realized gains            (0.19)             --             --
                                                  ----------------------------------------------------------------------------------
  Total distributions                              (0.32)          (0.33)            --
                                                  ----------------------------------------------------------------------------------
Net asset value at end of period                   12.52           12.06          10.60
                                                  ----------------------------------------------------------------------------------
Total return (%)                                    6.52 2         17.07           6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                            0.94 3          0.54             --
  Gross operating expenses                          0.97 3          1.04           1.19 3
  Net investment income                             2.73 3          2.83           3.41 3
Portfolio turnover rate                               12 2            39              2 2
Net assets, end of period ($ x 1,000,000)            395             252            111

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


46 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 = All or a portion of this security is held as collateral for open futures contracts

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                      753,652        815,820

  0.9%  SHORT-TERM
        INVESTMENT                                          7,515          7,515

  0.0%  U.S. TREASURY
        OBLIGATION                                            149            150
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                 761,316        823,485

  0.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                   3,337
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 826,822

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 98.7% of net assets

      AUTOMOBILES & COMPONENTS 0.6%
      --------------------------------------------------------------------------
      Ford Motor Co.  555,200                                              5,058

      BANKS 12.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  207,900                                            5,472
    = Bank of America Corp.  220,400                                       9,927
  (6) Comerica, Inc.  177,500                                             10,164
      Huntington Bancshares, Inc.  163,000                                 3,832
      KeyCorp, Inc.  297,500                                               9,865
      National City Corp.  191,400                                         6,500
      Peoples Bank-Bridgeport  135,000                                     5,607
      PNC Financial Services Group,
      Inc.  187,400                                                        9,975
      SunTrust Banks, Inc.  129,487                                        9,430
    = U.S. Bancorp  243,300                                                6,788
      UnionBanCal Corp.  89,000                                            5,479
      Wachovia Corp.  179,700                                              9,197
      Wells Fargo & Co.  119,200                                           7,145
                                                                     -----------
                                                                          99,381
      CAPITAL GOODS 10.6%
      --------------------------------------------------------------------------
      3M Co.  98,200                                                       7,509
    = The Boeing Co.  167,000                                              9,940
      Emerson Electric Co.  151,300                                        9,482
      GATX Corp.  220,000                                                  7,198
  (1) Goodrich Corp.  258,000                                             10,397
      Harsco Corp.  87,200                                                 4,678
      Hubbell, Inc., Class B  78,800                                       3,424
      Lockheed Martin Corp.  145,000                                       8,838
      Raytheon Co.  239,000                                                8,989
    = Rockwell Automation, Inc.  156,600                                   7,240
      Textron, Inc.  133,000                                              10,022
                                                                     -----------
                                                                          87,717
      COMMERCIAL SERVICES & SUPPLIES 1.0%
      --------------------------------------------------------------------------
      Pitney Bowes, Inc.  140,700                                          6,292
      The ServiceMaster Co.  167,800                                       2,153
                                                                     -----------
                                                                           8,445

      CONSUMER DURABLES & APPAREL 4.0%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.  108,500                                        9,177
      Mattel, Inc.  160,000                                                2,888
      Newell Rubbermaid, Inc.  369,000                                     8,018
      The Stanley Works  138,000                                           5,938
      VF Corp.  132,900                                                    7,521
                                                                     -----------
                                                                          33,542


                                                         See financial notes. 47

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      DIVERSIFIED FINANCIALS 2.3%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.  35,000                                           1,390
    = JPMorgan Chase & Co.  268,584                                        9,532
      Mellon Financial Corp.  283,000                                      7,836
                                                                     -----------
                                                                          18,758
      ENERGY 7.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  182,600                                         9,495
      ConocoPhillips  91,800                                               9,625
      Exxon Mobil Corp.  164,800                                           9,399
      Kerr-McGee Corp.  124,100                                            9,630
      Kinder Morgan, Inc.  105,000                                         8,028
      Marathon Oil Corp.  204,400                                          9,519
      Unocal Corp.  130,000                                                7,092
                                                                     -----------
                                                                          62,788
      FOOD BEVERAGE & TOBACCO 8.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.  151,300                                          9,833
  (4) The Coca-Cola Co.  235,000                                          10,208
      ConAgra Foods, Inc.  110,000                                         2,942
      General Mills, Inc.  179,000                                         8,843
      H.J. Heinz Co.  161,500                                              5,951
      Kellogg Co.  196,900                                                 8,851
    = Reynolds American, Inc.  95,000                                      7,407
      Sara Lee Corp.  205,000                                              4,385
    = UST, Inc.  185,500                                                   8,496
                                                                     -----------
                                                                          66,916
      HEALTH CARE EQUIPMENT & SERVICES 1.7%
      --------------------------------------------------------------------------
      Becton Dickinson & Co.  160,000                                      9,363
      PerkinElmer, Inc.  250,500                                           4,634
                                                                     -----------
                                                                          13,997
      HOUSEHOLD & PERSONAL PRODUCTS 5.3%
      --------------------------------------------------------------------------
      Clorox Co.  151,500                                                  9,590
      Colgate-Palmolive Co.  150,000                                       7,468
      The Gillette Co.  170,000                                            8,779
      Kimberly-Clark Corp.  150,000                                        9,367
      Procter & Gamble Co.  158,200                                        8,567
                                                                     -----------
                                                                          43,771
      INSURANCE 6.8%
      --------------------------------------------------------------------------
  (3) The Allstate Corp.  183,200                                         10,288
      Arthur J. Gallagher & Co.  83,000                                    2,311
  (2) Chubb Corp.  126,000                                                10,304
      Cincinnati Financial Corp.  109,982                                  4,426
    = Fidelity National Financial,
      Inc.  211,000                                                        6,775
      Lincoln National Corp.  201,200                                      9,048
      Mercury General Corp.  82,100                                        4,340
      The St. Paul Travelers Cos.,
      Inc.  160,000                                                        5,728
      Unitrin, Inc.  60,500                                                2,753
                                                                     -----------
                                                                          55,973
      MATERIALS 8.2%
      --------------------------------------------------------------------------
      The Dow Chemical Co.  191,300                                        8,787
      E.I. du Pont de Nemours
      & Co.  203,400                                                       9,582
      Eastman Chemical Co.  163,000                                        8,802
      International Paper Co.  135,000                                     4,629
      MeadWestvaco Corp.  206,000                                          6,067
      PPG Industries, Inc.  140,500                                        9,491
      Rohm & Haas Co.  199,000                                             8,688
      Sonoco Products Co.  60,000                                          1,625
  (7) Weyerhaeuser Co.  147,000                                           10,086
                                                                     -----------
                                                                          67,757
      MEDIA 0.6%
      --------------------------------------------------------------------------
      The McGraw-Hill Cos., Inc.  55,000                                   4,789

      PHARMACEUTICALS & BIOTECHNOLOGY 5.0%
      --------------------------------------------------------------------------
      Abbott Laboratories  155,000                                         7,620
      Bristol-Myers Squibb Co.  311,200                                    8,091
      Johnson & Johnson  145,000                                           9,951
      Merck & Co., Inc.  286,700                                           9,719
      Pfizer, Inc.  220,000                                                5,978
                                                                     -----------
                                                                          41,359
      RETAILING 0.6%
      --------------------------------------------------------------------------
      Genuine Parts Co.  111,000                                           4,762

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
      --------------------------------------------------------------------------
      Intel Corp.  421,000                                                 9,902


48 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SOFTWARE & SERVICES 1.8%
      --------------------------------------------------------------------------
      Automatic Data Processing,
      Inc.  188,000                                                        8,167
      Electronic Data Systems
      Corp.  360,000                                                       6,966
                                                                     -----------
                                                                          15,133
      TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
      --------------------------------------------------------------------------
      Hewlett-Packard Co.  445,000                                         9,109
      Motorola, Inc.  410,000                                              6,289
                                                                     -----------
                                                                          15,398
      TELECOMMUNICATION SERVICES 6.9%
      --------------------------------------------------------------------------
 =(8) Alltel Corp.  176,800                                               10,070
      AT&T Corp.  415,100                                                  7,941
 (10) BellSouth Corp.  379,600                                            10,056
      Citizens Communications
      Co.  465,000                                                         5,929
      SBC Communications, Inc.  331,500                                    7,890
      Sprint Corp. (FON Group)  295,800                                    6,584
      Verizon Communications,
      Inc.  232,300                                                        8,316
                                                                     -----------
                                                                          56,786
      UTILITIES 12.5%
      --------------------------------------------------------------------------
      American Electric Power Co.,
      Inc.  263,000                                                        9,263
      Centerpoint Energy, Inc.  417,500                                    4,943
      Constellation Energy Group,
      Inc.  183,700                                                        9,655
  (9) Duke Energy Corp.  344,814                                          10,065
      Duquesne Light Holdings,
      Inc.  120,000                                                        2,111
      Edison International  273,000                                        9,910
      Entergy Corp.  135,000                                               9,896
      Exelon Corp.  171,400                                                8,484
  (5) FirstEnergy Corp.  234,100                                          10,188
      National Fuel Gas Co.  139,300                                       3,793
      OGE Energy Corp.  149,200                                            4,118
      Pinnacle West Capital
      Corp.  118,000                                                       4,944
      The Southern Co.  162,000                                            5,338
      UGI Corp.  119,800                                                   6,018
      Xcel Energy, Inc.  283,000                                           4,862
                                                                     -----------
                                                                         103,588

      SECURITY                               FACE AMOUNT
        RATE, MATURITY DATE                  ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.9% of net assets

      Bank of America, London Time Deposit
        2.36%, 05/02/05                            7,515                   7,515

      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill
        2.74%, 06/16/05                              150                     150

END OF INVESTMENTS.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                   NUMBER OF         CONTRACT         UNREALIZED
                                   CONTRACTS           VALUE            LOSSES

S&P 500 Index, e-mini, Long
expires 06/17/05                       42               2,433            (56)


                                                         See financial notes. 49

SCHWAB DIVIDEND EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $823,485 a
Receivables:
  Fund shares sold                                                         3,476
  Interest                                                                     1
  Dividends                                                                1,492
  Due from brokers for futures                                                32
Prepaid expenses                                                    +         46
                                                                    ------------
TOTAL ASSETS                                                             828,532

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                     1,522
  Investment adviser and administrator fees                                   57
  Transfer agent and shareholder service fees                                 12
Accrued expenses                                                    +        119
                                                                    ------------
TOTAL LIABILITIES                                                          1,710

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             828,532
TOTAL LIABILITIES                                                   -      1,710
                                                                    ------------
NET ASSETS                                                              $826,822
NET ASSETS BY SOURCE
Capital received from investors                                          757,382
Net investment income not yet distributed                                  3,279
Net realized capital gains                                                 4,048 b
Net unrealized capital gains                                              62,113 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                  SHARES
SHARE CLASS            NET ASSETS     /      OUTSTANDING     =        NAV
Investor Shares          $431,971                 34,512           $12.52
Select Shares            $394,851                 31,548           $12.52

  Unless stated, all numbers x 1,000.

a The fund paid $761,316 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                    $361,812
     Sales/maturities              $82,341

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------
PORTFOLIO COST                    $761,316

NET UNREALIZED GAINS AND LOSSES:
Gains                              $79,107
Losses                         +   (16,938)
                               ------------
                                   $62,169

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                     $9,585
Long-term capital gains               $707

CAPITAL LOSSES UTILIZED               $268


50 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $12,354
Interest                                                             +      111
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  12,465

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                    4,049
Net realized losses on futures contracts                             +       (1)
                                                                     -----------
NET REALIZED GAINS                                                        4,048

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      20,642
Net unrealized losses on futures contracts                           +      (56)
                                                                     -----------
NET UNREALIZED GAINS                                                     20,586

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,780 a
Transfer agent and shareholder service fees:
   Investor Shares                                                          444 b
   Select Shares                                                            162 b
Trustees' fees                                                                5 c
Custodian fees                                                               35
Portfolio accounting fees                                                    51
Professional fees                                                            15
Registration fees                                                            38
Shareholder reports                                                          42
Other expenses                                                       +        4
                                                                     -----------
Total expenses                                                            3,576
Expense reduction                                                    -      132 d
                                                                     -----------
NET EXPENSES                                                              3,444

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  12,465
NET EXPENSES                                                         -    3,444
                                                                     -----------
NET INVESTMENT INCOME                                                     9,021
NET REALIZED GAINS                                                        4,048 e
NET UNREALIZED GAINS                                                 +   20,586 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $33,655

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.775% of the first
  $500 million; 0.77% of the next $500 million; and 0.76% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.85% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). This reduction reflects a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through February 27, 2006 as follows:

                              % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Investor Shares                     1.10
  Select Shares                       0.95

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $24,634.


                                                         See financial notes. 51

SCHWAB DIVIDEND EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/04-4/30/05     11/1/03-10/31/04
Net investment income                                $9,021              $10,630
Net realized gains                                    4,048                9,619
Net unrealized gains                       +         20,586               31,897
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      33,655               52,146

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                       3,400                5,107
Select Shares                              +          3,410                5,389
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET
INVESTMENT INCOME                                     6,810               10,496

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                       4,838                   --
Select Shares                              +          4,386                   --
                                           -------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                        9,224                  --

TOTAL DISTRIBUTIONS                                 $16,034              $10,496 a


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES          VALUE     SHARES          VALUE
SHARES SOLD
Investor Shares                 15,651       $197,237     16,485       $189,992
Select Shares               +   12,498        157,793     13,314        153,084
                            ----------------------------------------------------
TOTAL SHARES SOLD               28,149       $355,030     29,799       $343,076
SHARES REINVESTED
Investor Shares                    550       $  6,870        331       $  3,809
Select Shares               +      480          5,989        307          3,531
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          1,030       $ 12,859        638       $  7,340
SHARES REDEEMED
Investor Shares                 (3,875)     ($ 48,834)    (3,492)     ($ 40,556)
Select Shares               +   (2,312)       (29,100)    (3,202)       (37,066)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED           (6,187)     ($ 77,934)    (6,694)     ($ 77,622) b
NET TRANSACTIONS IN FUND
SHARES                          22,992       $289,955     23,743       $272,794


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/04-4/30/05           11/1/03-10/31/04
                                SHARES     NET ASSETS     SHARES     NET ASSETS
Beginning of period             43,068       $519,246     19,325       $204,802
Total increase              +   22,992        307,576     23,743        314,444 c
                            ----------------------------------------------------
END OF PERIOD                   66,060       $826,822     43,068       $519,246 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                  $10,496
  Long-term capital gains              $--

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $3,279 and $1,068 at the end of the current period and prior period, respectively.


  52 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                      11/1/04-     11/1/03-     7/1/03 1-
INVESTOR SHARES                                                       4/30/05*     10/31/04     10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 14.13         11.81        10.00
                                                                      --------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                                  (0.01)        (0.04)       (0.02)
  Net realized and unrealized gains                                     0.57 2        2.58         1.83
                                                                      --------------------------------------------------------------
  Total income from investment operations                               0.56          2.54         1.81
Less distributions:
  Distributions from net realized gains                                (1.54)        (0.22)          --
                                                                      --------------------------------------------------------------
Net asset value at end of period                                        13.15        14.13        11.81
                                                                      --------------------------------------------------------------
Total return (%)                                                        3.44 3       21.74        18.10 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                                1.30 4        1.30         1.30 4
  Gross operating expenses                                              1.49 4        1.61         1.73 4
  Net investment loss                                                  (0.29) 4      (0.35)       (0.54) 4
Portfolio turnover rate                                                   48 3         118           39 3
Net assets, end of period ($ x 1,000,000)                                 76            37           26

* Unaudited.

1 Commencement of operations.

2 The per share amount does not correspond with the aggregate realized/ unrealized losses in the Statement of Operations due to large fund share transactions at the time of market depreciation.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 53

SCHWAB SMALL-CAP EQUITY FUND

                                                                      11/1/04-     11/1/03-     7/1/03 1-
 SELECT SHARES                                                        4/30/05*     10/31/04     10/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                 14.16         11.81        10.00
                                                                      --------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                                  (0.01)        (0.02)       (0.01)
  Net realized and unrealized gains                                     0.58 2        2.59         1.82
                                                                      --------------------------------------------------------------
  Total income from investment operations                               0.57          2.57         1.81
Less distributions:
  Distributions from net realized gains                                (1.54)        (0.22)          --
                                                                      --------------------------------------------------------------
Net asset value at end of period                                       13.19         14.16        11.81
                                                                      --------------------------------------------------------------
Total return (%)                                                        3.50 3       22.00        18.10 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                                1.12 4        1.12         1.12 4
  Gross operating expenses                                              1.34 4        1.46         1.58 4
  Net investment loss                                                  (0.10) 4      (0.16)       (0.36) 4
Portfolio turnover rate                                                   48 3         118           39 3
Net assets, end of period ($ x 1,000,000)                                 26            18           14

* Unaudited.

1 Commencement of operations.

2 The per share amount does not correspond with the aggregate realized/ unrealized losses in the Statement of Operations due to large fund share transactions at the time of market depreciation.

3 Not annualized.

4 Annualized.


54 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
 97.5%  COMMON STOCK                                    96,747           99,511

  2.2%  SHORT-TERM
        INVESTMENT                                       2,254            2,254

  0.1%  U.S. TREASURY
        OBLIGATIONS                                        120              120
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               99,121          101,885

  1.8%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                           1,859            1,859

(1.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (1,698)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                102,046

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 97.5% of net assets

       AUTOMOBILES & COMPONENTS 0.4%
       -------------------------------------------------------------------------
     o Tenneco Automotive, Inc. 29,200                                       375

       BANKS 2.9%
       -------------------------------------------------------------------------
       Bancfirst Corp.   11,100                                              782
       C&F Financial Corp.   600                                              21
       Columbia Bancorp   700                                                 22
       Corus Bankshares, Inc.   23,400                                     1,143
       Federal Agricultural Mortgage Corp.,
       Class C   6,100                                                       106
       Hancock Holding Co.   11,500                                          343
       Mid-State Bancshares   8,500                                          207
       Santander BanCorp   8,500                                             188
       TierOne Corp.   5,700                                                 133
                                                                     -----------
                                                                           2,945
       CAPITAL GOODS  6.2%
       -------------------------------------------------------------------------
     o Alleghany Corp.   2,236                                               604
     o Aviall, Inc.   23,000                                                 673
       CIRCOR International, Inc.   28,800                                   686
 =o(4) ESCO Technologies, Inc.   39,500                                    2,896
     = Graco, Inc.   7,700                                                   260
       Harsco Corp.   3,500                                                  188
     o Quanta Services, Inc.   55,400                                        442
     o Thomas & Betts Corp.   9,100                                          283
       Walter Industries, Inc.   10,300                                      353
                                                                     -----------
                                                                           6,385
       COMMERCIAL SERVICES & SUPPLIES 5.3%
       -------------------------------------------------------------------------
     o Administaff, Inc.   101,350                                         1,385
     o Consolidated Graphics, Inc.   32,350                                1,485
     o DiamondCluster International, Inc.,
       Class A   54,700                                                      681
       G&K Services, Inc., Class A   5,000                                   192
     o Heidrick & Struggles International,
       Inc.   26,700                                                         691
     o Korn/Ferry International   25,200                                     363
     o Portfolio Recovery Associates, Inc.   7,600                           273
       Rollins, Inc.   9,800                                                 193
       Steelcase, Inc., Class A   9,400                                      124
                                                                     -----------
                                                                           5,387
       CONSUMER DURABLES & APPAREL 2.9%
       -------------------------------------------------------------------------
       American Greetings Corp., Class A   11,000                            249
       Cavco Industries, Inc.   36,000                                       954
     = K-Swiss, Inc., Class A   59,800                                     1,794
                                                                     -----------
                                                                           2,997


                                                         See financial notes. 55

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS  6.2%
       -------------------------------------------------------------------------
  =(7) Blackrock, Inc., Class A   31,600                                   2,369
     o eSpeed, Inc., Class A   27,600                                        238
  o(9) Instinet Group, Inc.   397,700                                      2,088
     o Investment Technology
       Group, Inc.   25,600                                                  487
     o Metris Cos., Inc.   77,500                                            939
     o World Acceptance Corp.   8,000                                        204
                                                                     -----------
                                                                           6,325
       ENERGY  6.5%
       -------------------------------------------------------------------------
 o(10) CAL Dive International, Inc.  46,800                                2,082
       Frontier Oil Corp.  43,800                                          1,843
 =o(8) Hydril Co.  42,900                                                  2,256
       Overseas Shipholding Group  7,500                                     423
                                                                     -----------
                                                                           6,604
       FOOD & STAPLES RETAILING  0.9%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.  20,300                                                475
       Ruddick Corp.  18,200                                                 409
                                                                     -----------
                                                                             884
       FOOD BEVERAGE & TOBACCO  1.6%
       -------------------------------------------------------------------------
     o Boston Beer Co., Inc., Class A  39,800                                796
       Lancaster Colony Corp.  5,000                                         208
       Vector Group Ltd.  43,400                                             682
                                                                     -----------
                                                                           1,686
       HEALTH CARE EQUIPMENT & SERVICES  9.7%
       -------------------------------------------------------------------------
     o American Retirement Corp.  40,000                                     594
    =o AMERIGROUP Corp.  36,800                                            1,292
     o Centene Corp.  15,600                                                 435
       Computer Programs & Systems, Inc.  2,000                               63
     o Genesis HealthCare Corp.  46,684                                    1,863
 =o(1) Haemonetics Corp.  75,200                                           3,216
     o PDI, Inc.  7,700                                                      142
     o Sierra Health Services, Inc.  12,200                                  789
     o SurModics, Inc.  8,400                                                303
       Vital Signs, Inc.  24,700                                           1,008
     o WellChoice, Inc.  2,800                                               157
                                                                     -----------
                                                                           9,862
       HOTELS RESTAURANTS & LEISURE  1.2%
       -------------------------------------------------------------------------
       Ameristar Casinos, Inc.  15,700                                       774
     o California Pizza Kitchen, Inc.  15,400                                351
     o Luby's, Inc.  13,000                                                   98
                                                                     -----------
                                                                           1,223
       INSURANCE 7.9%
       -------------------------------------------------------------------------
     o American Physicians Capital, Inc.  25,600                             794
     o CNA Surety Corp.  22,600                                              297
     = Delphi Financial Group, Inc.,
       Class A  50,050                                                     2,078
       Landamerica Financial Group,
       Inc.  11,950                                                          593
     @ Odyssey Re Holdings Corp. 40,700                                      926
     o Ohio Casualty Corp.  44,500                                         1,044
       Safety Insurance Group, Inc.  43,500                                1,236
       Selective Insurance Group, Inc.  5,900                                260
       Stancorp Financial Group, Inc.  3,300                                 252
       Zenith National Insurance Corp.  9,800                                564
                                                                     -----------
                                                                           8,044
       MATERIALS 2.3%
       -------------------------------------------------------------------------
     o AK Steel Holding Corp.  16,100                                        117
       Balchem Corp.  8,850                                                  212
     o Buckeye Technologies, Inc.  46,700                                    369
     o Crown Holdings, Inc.  25,000                                          376
     o FMC Corp.  2,600                                                      127
       Greif, Inc., Class A  1,800                                           125
       Potlatch Corp.  1,200                                                  57
       Silgan Holdings, Inc.  15,300                                         936
                                                                     -----------
                                                                           2,319
       MEDIA 0.3%
       -------------------------------------------------------------------------
       John Wiley & Sons, Class A  9,900                                     358

       PHARMACEUTICALS & BIOTECHNOLOGY  1.4%
       -------------------------------------------------------------------------
       CNS, Inc.  67,900                                                   1,276
     o Kos Pharmaceuticals, Inc.  2,300                                      111
                                                                     -----------
                                                                           1,387


56 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       REAL ESTATE  0.7%
       -------------------------------------------------------------------------
       Capital Automotive Real Estate
       Investment Trust  3,000                                               102
       Essex Property Trust, Inc.  1,500                                     114
     o Jones Lang LaSalle, Inc.  3,900                                       146
       Kilroy Realty Corp.  2,000                                             87
       New Century Financial Corp.  3,000                                    137
       Shurgard Storage Centers,
       Inc., Class A  3,200                                                  134
                                                                     -----------
                                                                             720
       RETAILING  8.5%
       -------------------------------------------------------------------------
       Books-A-Million, Inc.  31,500                                         237
       The Buckle, Inc.  22,900                                              788
       The Cato Corp., Class A  48,700                                     1,252
     o Charming Shoppes, Inc.  188,300                                     1,401
     o Guess?, Inc.  19,800                                                  258
     o Hibbet Sporting Goods, Inc.  12,900                                   348
     o The Pantry, Inc.  9,200                                               295
     o Payless Shoesource, Inc.  133,400                                   1,822
     o Rent-Way, Inc.  58,900                                                459
     o Shoe Carnival, Inc.  4,700                                             90
     o Too, Inc.  15,800                                                     364
     o Trans World Entertainment
       Corp.  77,900                                                       1,034
     o Wilsons The Leather Expert  71,200                                    358
                                                                     -----------
                                                                           8,706
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.6%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B  94,400                                  111
     o DSP Group, Inc.  42,700                                             1,029
     o LSI Logic Corp.  89,600                                               480
     o Photronics, Inc.  66,200                                            1,053
                                                                     -----------
                                                                           2,673
       SOFTWARE & SERVICES  10.1%
       -------------------------------------------------------------------------
     o Advent Software, Inc.  15,700                                         280
     o Ansoft Corp.  2,586                                                    60
     o Ansys, Inc.  46,800                                                 1,425
 =o(5) Earthlink, Inc.  306,000                                            2,809
     o Hyperion Solutions Corp.  11,200                                      455
     o Intrado, Inc.  44,600                                                 562
     o NetIQ Corp.  38,700                                                   415
     o Parametric Technology
       Corp.  99,200                                                         528
     o Progress Software Corp.  77,891                                     2,078
       SS&C Technologies, Inc.  14,700                                       374
     o SupportSoft, Inc.  44,700                                             212
       Talx Corp.  4,600                                                     114
     o United Online, Inc.  113,400                                          997
                                                                     -----------
                                                                          10,309
       TECHNOLOGY HARDWARE & EQUIPMENT  5.9%
       -------------------------------------------------------------------------
     = Agilysys, Inc.  100,000                                             1,322
     o Brightpoint, Inc.  29,400                                             621
     o Brooktrout, Inc.  25,900                                              255
     o Coherent, Inc.  38,200                                              1,225
     o Digi International, Inc. 63,311                                       674
     o Emulex Corp.  38,300                                                  595
     o Identix, Inc.  16,500                                                  87
       Inter-Tel, Inc.  43,700                                               832
     o Quantum Corp.  157,300                                                378
                                                                     -----------
                                                                           5,989
       TELECOMMUNICATION SERVICES  3.9%
       -------------------------------------------------------------------------
     o Alaska Communications Systems
       Group, Inc.  1,154                                                     11
     o Boston Communications Group  21,200                                   118
 =o(6) Commonwealth Telephone
       Enterprises, Inc.  59,900                                           2,783
       CT Communications, Inc.  30,900                                       355
       North Pittsburgh Systems, Inc.  10,700                                193
     o Premiere Global Services, Inc.  44,400                                479
                                                                     -----------
                                                                           3,939
       TRANSPORTATION 4.3%
       -------------------------------------------------------------------------
    =o Alaska Air Group, Inc.  76,500                                      2,040
    @o AMR Corp.  20,900                                                     219
    @o Continental Airlines, Inc.,
       Class B  59,400                                                       703
     o ExpressJet Holdings, Inc.  84,500                                     750
     = Heartland Express, Inc.  39,250                                       728
                                                                     -----------
                                                                           4,440


                                                         See financial notes. 57

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       UTILITIES 5.8%
       -------------------------------------------------------------------------
  =(3) Cleco Corp.  144,100                                                2,942
   (2) National Fuel Gas Co.  110,600                                      3,012
                                                                     -----------
                                                                           5,954

       SECURITY                                    FACE AMOUNT
          RATE, MATURITY DATE                      ($ x 1,000)

       SHORT-TERM INVESTMENT
       2.2% of net assets

       Bank of America, London Time Deposit
           2.36%, 05/02/05                               2,254             2,254

       U.S. TREASURY OBLIGATIONS
       0.1% of net assets

     = U.S. Treasury Bills
           2.72%-2.73%, 06/16/05                           120               120

END OF INVESTMENTS.

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       1.8% of net assets

       SHORT-TERM INVESTMENT  1.8%
       -------------------------------------------------------------------------

       Securities Lending Investments
       Fund   1,859,203                                                    1,859

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

 FUTURES CONTRACTS

                                        NUMBER OF     CONTRACT    UNREALIZED
                                        CONTRACTS      VALUE        LOSSES
Russell 2000 Index, e-mini, Long
expires 12/17/04                           32          1,859         (108)


58 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $1,547 of securities on loan)         $101,885 a
Collateral held for securities on loan                                    1,859
Receivables:
   Fund shares sold                                                         412
   Dividends                                                                 42
   Investments sold                                                         726
   Due from brokers for futures                                              21
   Securities on loan                                                         2
Prepaid expenses                                                    +        28
                                                                    ------------
TOTAL ASSETS                                                            104,975

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                    1,859
Payables:
   Fund shares redeemed                                                     130
   Investments bought                                                       873
   Investment adviser and administrator fees                                  7
   Transfer agent and shareholder service fees                                2
   Trustee fees                                                               1
Accrued expenses                                                    +        57
                                                                    ------------
TOTAL LIABILITIES                                                         2,929

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            104,975
TOTAL LIABILITIES                                                   -     2,929
                                                                    ------------
NET ASSETS                                                             $102,046

NET ASSETS BY SOURCE
Capital received from investors                                          95,697
Net investment loss                                                        (101)
Net realized capital gains                                                3,794 b
Net unrealized capital gains                                              2,656 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                       SHARES
SHARE CLASS                NET ASSETS      /      OUTSTANDING         =     NAV
Investor Shares               $76,392                   5,808            $13.15
Select Shares                 $25,654                   1,945            $13.19

  Unless stated, all numbers x 1,000.

a The fund paid $99,121 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

     Purchases                           $85,382
     Sales/maturities                    $39,108

  The fund's total security transactions with other Schwab Funds(R) during the period were $4,561.

b These derive from investments and futures.

FEDERAL TAX DATA
-------------------------------------------------
PORTFOLIO COST                           $99,194

NET UNREALIZED GAINS AND LOSSES:
Gains                                     $8,196
Losses                                 +  (5,505)
                                       ----------
                                          $2,691

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                           $4,863
Long-term capital gains                   $2,192


                                                         See financial notes. 59

SCHWAB SMALL-CAP EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $389
Interest                                                                     26
Securities on loan                                                    +       8
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     423

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                    3,705
Net realized gains on futures contracts                               +     132
                                                                      ----------
NET REALIZED GAINS                                                        3,837

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (3,874)
Net unrealized losses on futures contracts                            +    (152)
                                                                      ----------
NET UNREALIZED LOSSES                                                    (4,026)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   427 a
Transfer agent and shareholder service fees:
   Investor Shares                                                           75 b
   Select Shares                                                             12 b
Trustees' fees                                                                3 c
Custodian fees                                                               21
Portfolio accounting fees                                                    13
Professional fees                                                            15
Registration fees                                                            12
Shareholder reports                                                          27
Other expenses                                                        +       1
                                                                      ----------
Total expenses                                                              606
Expense reduction                                                     -      82 d
                                                                      ----------
NET EXPENSES                                                                524

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     423
NET EXPENSES                                                          -     524
                                                                      ----------
NET INVESTMENT LOSS                                                        (101)
NET REALIZED GAINS                                                        3,837 e
NET UNREALIZED LOSSES                                                 +  (4,026) e
                                                                      ----------
DECREASE IN NET ASSETS FROM OPERATIONS                                    ($290)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assts: 0.975% of the first
  $500 million; 0.93% of the next $500 million; and 0.91% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 1.05% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d Includes $79 from the investment adviser (CSIM) and $3 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 27, 2006, as follows:

                                     % OF AVERAGE
  SHARE CLASS                    DAILY NET ASSETS
  -----------------------------------------------
  Investor Shares                            1.30
  Select Shares                              1.12

  These limits exclude interest, taxes and certain non-routine expenses.

e These add up to a net loss on investments of $189.


60 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05     11/1/03-10/31/04
Net investment loss                                  ($101)               ($143)
Net realized gains                                   3,837                7,183
Net unrealized gains or losses             +        (4,026)               2,253
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                       (290)               9,293

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                      4,802                  499
Select Shares                              +         2,252                  266
                                           -------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                      $7,054                 $765 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05           11/1/03-10/31/04
                                 SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                   3,699       $51,875       1,153       $15,053
Select Shares                 +     946        13,429         301         3,944
                              --------------------------------------------------
TOTAL SHARES SOLD                 4,645       $65,304       1,454       $18,997

SHARES REINVESTED
Investor Shares                     313        $4,324          37          $453
Select Shares                 +     118         1,635          17           204
                              --------------------------------------------------
TOTAL SHARES REINVESTED             431        $5,959          54          $657

SHARES REDEEMED
Investor Shares                    (798)     ($11,125)       (763)     ($10,029)
Select Shares                 +    (423)       (5,867)       (221)       (2,885)
                              --------------------------------------------------
TOTAL SHARES REDEEMED            (1,221)     ($16,992)       (984)     ($12,914) b

NET TRANSACTIONS IN FUND
SHARES                            3,855       $54,271         524        $6,740

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period               3,898       $55,119       3,374       $39,851
Total increase                +   3,855        46,927         524        15,268 c
                              --------------------------------------------------
END OF PERIOD                     7,753      $102,046       3,898       $55,119 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                            $642
  Long-term capital gains                    $123

b For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes net investment loss in the amount of $101 at the end of the current period.


                                                         See financial notes. 61

SCHWAB HEDGED EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                3/1/05 1-
INVESTOR SHARES                                                 4/30/05*
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.51
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                            (0.00) 2
  Net realized and unrealized gains                               0.04
                                                                --------------------------------------------------------------------
  Total income from investment operations                         0.04
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 13.55
                                                                --------------------------------------------------------------------
Total return (%)                                                  0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses (including dividend
    expense on short sales)                                       2.44 4
  Net operating expenses (excluding dividend
    expense on short sales)                                       2.13 4,5
  Gross operating expenses                                        2.61 4
  Net investment loss                                            (0.35) 4
Portfolio turnover rate                                             65 3
Net assets, end of period ($ x 1,000,000)                            2

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratio of net operating expenses would have been 2.00% if interest expense had not been included.


62 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                     11/1/04-     11/1/03-     11/1/02-     9/3/02 1-
 SELECT SHARES                                       4/30/05*     10/31/04     10/31/03     10/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                13.01         11.53        9.84        10.00
                                                     -------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                 (0.03)        (0.09)      (0.09)       (0.01)
  Net realized and unrealized gains or losses          1.21          1.57        1.78        (0.15)
                                                     -------------------------------------------------------------------------------
  Total income or loss from investment operations      1.18          1.48        1.69        (0.16)
                                                     -------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains               (0.64)           --          --           --
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                      13.55         13.01       11.53         9.84
                                                     -------------------------------------------------------------------------------
Total return (%)                                       9.19 2       12.84       17.17        (1.60) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses (including dividend
    expense on short sales)                            2.52 3        2.43        2.37         2.39 3
  Net operating expenses (excluding dividend
    expense on short sales)                            2.10 3,4      2.10 5      2.00         2.00 3
  Gross operating expenses                             2.71 3        2.71        2.77         3.33 3
  Net investment loss                                 (0.48) 3      (0.86)      (0.90)       (0.79) 3
Portfolio turnover rate                                  65 2          99         114           68 2
Net assets, end of period ($ x 1,000,000)               105            68          44           32

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 1.91% if interest expense had not been included.

5 The ratio of net operating expenses would have been 2.00% if interest expense had not been included.


                                                         See financial notes. 63

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC'S website at http://www.sec.gov and may be reviewed and copied at the SEC'S Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbol below to designate certain characteristics of the security.

(1) Top five long holdings/top five short positions

 O  Non-income producing security

 @  All or a portion of this security is held as collateral for short sales

                                                  COST/PROCEEDS          VALUE
HOLDINGS BY CATEGORY                                ($x1,000)          ($x1,000)
--------------------------------------------------------------------------------
 93.8%  COMMON STOCK                                     95,030          100,136

  7.0%  SHORT-TERM
        INVESTMENTS                                       7,479            7,479
--------------------------------------------------------------------------------
100.8%  TOTAL INVESTMENTS                               102,509          107,615

(45.7)% SHORT SALES                                    (53,918)         (48,845)

 44.9%  OTHER ASSETS AND
        LIABILITIES, NET                                                  47,963
--------------------------------------------------------------------------------
 100.0% TOTAL NET ASSETS                                                 106,733

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 93.8% of net assets

       AUTOMOBILES & COMPONENTS 0.6%
       -------------------------------------------------------------------------
       Ford Motor Co.    74,600                                              680

       BANKS 2.6%
       -------------------------------------------------------------------------
       Associated Bancorp.    10,300                                         319
       Bank of Hawaii Corp.    4,800                                         227
     @ Comerica, Inc.    14,500                                              830
     @ Countrywide Credit Industries, Inc.    16,700                         605
       Santander Bancorp    330                                                7
     @ UnionBanCal Corp.    12,300                                           757
                                                                     -----------
                                                                           2,745
       CAPITAL GOODS 5.2%
       -------------------------------------------------------------------------
       Ametek Inc.    6,300                                                  238
    o@ Cooper Industries, Inc.    17,900                                   1,139
       Emerson Electric Co.   2,100                                          132
       Grainger, Inc.    4,400                                               243
       ITT Industries, Inc.    300                                            27
     @ Lockheed Martin Corp.   13,500                                        823
     @ Raytheon Co.    13,100                                                493
     @ Rockwell International Corp.    9,600                                 444
     @ Textron, Inc.    10,900                                               821
     @ The Boeing Co.   12,900                                               768
     o Thomas & Betts Corp.    15,000                                        467
                                                                     -----------
                                                                           5,595
       COMMERCIAL SERVICES & SUPPLIES 0.5%
       -------------------------------------------------------------------------
     @ Cendant Corp.    16,400                                               327
     @ Robert Half International, Inc.    8,700                              216
                                                                     -----------
                                                                             543
       CONSUMER DURABLES & APPAREL 3.2%
       -------------------------------------------------------------------------
     @ American Greetings Corp., Class A    23,600                           535
     @ Black & Decker Corp.    5,300                                         443
     @ Eastman Kodak Co.    17,500                                           437
       K-Swiss, Inc., Class A    600                                          18
     o Marvel Enterprises, Inc.   10,600                                     208
     @ Newell Rubbermaid, Inc.    30,400                                     661
       Nike, Inc., Class B    4,700                                          361
       The Stanley Works    600                                               26
     @ VF Corp.    13,100                                                    741
                                                                     -----------
                                                                           3,430
       CONSUMER SERVICES 3.6%
       -------------------------------------------------------------------------
  @(5) Ameristar Casinos, Inc.    39,717                                   1,958
     @ Darden Restaurants, Inc.    47,400                                  1,422
     @ Yum! Brands, Inc.    9,800                                            460
                                                                     -----------
                                                                           3,840


64 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS 6.2%
       -------------------------------------------------------------------------
       American Express Co.     5,600                                        295
    o@ Americredit Co.    50,200                                           1,175
     o Ameritrade Holding Corp.    70,000                                    734
     @ Blackrock, Inc.    10,600                                             794
     @ Capital One Financial Corp.    5,500                                  390
     @ Franklin Resources, Inc.    5,300                                     364
     o Instinet Group Corp.    67,400                                        354
     @ Mellon Financial Corp.    70,200                                    1,944
     @ Principal Financial Group, Inc.    15,100                             590
                                                                     -----------
                                                                           6,640
       ENERGY 8.5%
       -------------------------------------------------------------------------
     @ Burlington Resources, Inc.     39,600                               1,925
    o@ Cal Dive International, Inc.     15,241                               678
       ChevronTexaco Corp.    15,100                                         785
       Devon Energy Corp.    2,600                                           117
  @(2) Exxon Mobil Corp.    67,900                                         3,872
    o@ Hydril Co.    13,318                                                  701
     @ Occidental Petroleum Corp.    4,600                                   317
       Sunoco, Inc.    3,000                                                 298
    o@ Tesoro Petroleum Corp.    8,000                                       304
       Valero Energy Corp.    1,600                                          110
                                                                     -----------
                                                                           9,107
       FOOD & STAPLES RETAILING 1.2%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    25,600                                              599
     o Rite Aid Corp.    165,200                                             600
       Ruddick Corp.    5,000                                                112
                                                                     -----------
                                                                           1,311
       FOOD BEVERAGE & TOBACCO 4.9%
       -------------------------------------------------------------------------
     @ Archer-Daniels-Midland Co.    74,300                                1,337
       Brown-Forman Corp., Class B    2,300                                  128
       Coca-Cola Co.    44,800                                             1,946
     @ Kellogg Co.    16,300                                                 733
       PepsiAmericas, Inc.    16,100                                         397
     @ UST, Inc.    15,100                                                   691
                                                                     -----------
                                                                           5,232
       HEALTH CARE EQUIPMENT & SERVICES 5.7%
       -------------------------------------------------------------------------
     @ Aetna, Inc.    9,400                                                  690
     o Amerigroup Corp.    2,000                                              70
     @ Bausch & Lomb, Inc.     6,200                                         465
     @ Becton Dickinson & Co.    22,000                                    1,287
    o@ Cerner Corp.    10,445                                                606
     o Haemonetics Corp.    16,300                                           697
     o Humana, Inc.    4,600                                                 159
    o@ Pacificare Health Systems, Inc.     1,900                             114
     @ PerkinElmer, Inc.     26,600                                          492
    o@ Sierra Health Services, Inc.    8,900                                 576
     @ United Healthcare Corp.    4,800                                      454
     o Wellchoice, Inc.    2,400                                             135
     o Wellpoint, Inc.    2,200                                              281
                                                                     -----------
                                                                           6,026
       INSURANCE 4.3%
       -------------------------------------------------------------------------
     @ AFLAC, Inc.    7,300                                                  297
    o@ Allmerica Financial Corp.    7,900                                    265
     @ Allstate Corp.     5,300                                              297
     @ Amerus Group Co.    10,800                                            508
     o CNA Financial Corp.    8,500                                          233
       Lincoln National Corp.     6,400                                      288
       Loews Corp.    7,800                                                  553
       Mercury General Corp.     5,900                                       312
     @ Nationwide Financial Services, Inc.     14,000                        496
       Odyssey Re Holdings Corp.    4,800                                    109
     o Ohio Casualty Corp.    3,401                                           80
       Reinsurance Group of America, Inc.     2,100                           94
       StanCorp. Financial Group, Inc.     3,200                             245
       Transatlantic Holdings, Inc.     925                                   53
     @ W.R. Berkley Corp.     21,975                                         714
                                                                     -----------
                                                                           4,544
       MATERIALS 5.7%
       -------------------------------------------------------------------------
     o AK Steel Holding Corp.    31,700                                      230
     @ Carpenter Technology Corp.    9,700                                   537
     o Crown Holdings, Inc.    22,000                                        331
       Dow Chemical Co.    9,300                                             427


                                                         See financial notes. 65

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o@ FMC  Corp.    8,100                                                   397
       Martin Marietta Materials, Inc.     20,400                          1,122
     @ Monsanto Co.    12,500                                                733
     @ Phelps Dodge Corp.    4,000                                           343
     @ PPG Industries, Inc.    12,500                                        844
     @ Rohm & Haas Co.    4,700                                              205
     @ Sigma Aldrich Corp.    6,316                                          369
     @ United States Steel Corp.   11,700                                    500
                                                                     -----------
                                                                           6,038

       MEDIA 3.6%
       -------------------------------------------------------------------------
     @ Catalina Marketing Corp.    19,400                                    451
    o@ Gemstar TV Guide International,
       Inc.    126,900                                                       488
    o@ Getty Images, Inc.    7,100                                           508
       John Wiley & Sons, Inc.    18,500                                     669
     @ McGraw Hill Cos., Inc.    5,100                                       444
    o@ R.H. Donnelley Corp.    14,800                                        843
     o Time Warner, Inc.    28,000                                           471
                                                                     -----------
                                                                           3,874

       PHARMACEUTICALS & BIOTECHNOLOGY 7.2%
       -------------------------------------------------------------------------
       Applied Biosystems Group    20,900                                    443
    o@ Invitrogen Corp.    4,100                                             300
  @(1) Johnson & Johnson     58,500                                        4,015
    o@ KOS Pharmaceuticals    24,900                                       1,200
       Merck & Co., Inc.    51,300                                         1,739
                                                                     -----------
                                                                           7,697

       REAL ESTATE 1.0%
       -------------------------------------------------------------------------
     o CB Richard Ellis    30,900                                          1,074


       RETAILING 7.8%
       -------------------------------------------------------------------------
     @ Abercrombie & Fitch Co., Class A    11,400                            615
       American Eagle Outfitters, Inc.    13,000                             341
    o@ Charming Shoppes, Inc.    72,355                                      538
     @ Circuit City Stores, Inc.    103,800                                1,640
     @ J.C. Penny Co., Inc.    39,800                                      1,887
     @ Michael's Stores, Inc.    41,100                                    1,365
     @ Nordstrom, Inc.    17,400                                             884
    o@ Payless Shoesource, Inc.    77,100                                  1,053
                                                                     -----------
                                                                           8,323
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.6%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class B    165,700                               195
  @(4) Intel Corp.    92,500                                               2,176
     o LSI Logic Corp.    76,500                                             410
                                                                     -----------
                                                                           2,781

       SOFTWARE & SERVICES 7.4%
       -------------------------------------------------------------------------
     @ Acxiom Corp.    14,884                                                283
     @ Adobe Systems, Inc.    1,700                                          101
     o Ansys, Inc.    7,360                                                  224
     @ Autodesk, Inc.    16,262                                              518
     o Bea Systems, Inc.    24,000                                           166
    o@ CheckFree Corp.    19,800                                             726
    o@ Citrix Systems, Inc.    21,716                                        489
     o Computer Sciences Corp.    9,100                                      396
     o Earthlink, Inc.    183,900                                          1,688
       Electronic Data Systems Corp.    19,400                               375
       Fair, Isaac & Co., Inc.    18,400                                     605
    o@ Hyperion Solutions Corp.    10,217                                    416
     o McAfee, Inc.    16,800                                                351
     o Oracle Systems Corp.    10,500                                        121
     o Siebel Systems, Inc.    12,900                                        116
    o@ Sybase, Inc.    31,500                                                596
    o@ Synopsys, Inc.    30,700                                              505
    o@ United Online, Inc.    21,944                                         193
                                                                     -----------
                                                                           7,869

       TECHNOLOGY HARDWARE & EQUIPMENT 3.1%
       -------------------------------------------------------------------------
    o@ Apple Computer, Inc.    23,800                                        858
     o Aspect Telecommunications Corp.    1,200                               10
    o@ Comverse Technology, Inc.    23,100                                   527
     o Emulex Corp.    20,300                                                315
    o@ NCR Corp.    19,400                                                   640
     @ Scientific Atlanta, Inc.    4,600                                     141
    o@ Storage Technology Corp.    16,800                                    467
     o Xerox Corp.    25,000                                                 331
                                                                     -----------
                                                                           3,289

       TELECOMMUNICATION SERVICES 0.6%
       -------------------------------------------------------------------------
       Alltel Corp.    3,600                                                 205
       Commonwealth Telephone Enterprises,
       Inc.    9,972                                                         463
                                                                     -----------
                                                                             668


66 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       TRANSPORTATION 3.2%
       -------------------------------------------------------------------------
     o AMR Corp.    2,600                                                     27
     @ CNF, Inc.    15,600                                                   667
     @ CSX Corp.    38,200                                                 1,533
       Heartland Express, Inc.    10,845                                     201
       J.B. Hunt Transport Services, Inc.    10,300                          403
     @ Norfolk Southern Corp.    18,400                                      578
                                                                     -----------
                                                                           3,409
       UTILITIES 5.1%
       -------------------------------------------------------------------------
    o@ AES Corp.    30,000                                                   482
       Constellation Energy Group, Inc.    8,700                             457
  @(3) Duke Energy Corp.    128,400                                        3,748
       FirstEnergy Corp.    7,100                                            309
       National Fuel Gas Co.    15,400                                       419
       PPL Corp.    100                                                        6
                                                                     -----------
                                                                           5,421
       SHORT-TERM INVESTMENTS 7.0% of net assets

       OTHER INVESTMENT COMPANIES 7.0%
       -------------------------------------------------------------------------
       Provident Institutional Funds -
       TempFund    7,479,341                                               7,479

END OF INVESTMENTS.

       SHORT SALES 45.7% of net assets

       AUTOMOBILES & COMPONENTS 0.8%
       -------------------------------------------------------------------------
       American Axle & Manufacturing Holdings,
       Inc.    5,200                                                         104
       Arvin Meritor, Inc.    32,900                                         391
       Superior Industries International, Inc.    4,000                       81
       Thor Industries, Inc.    11,400                                       307
                                                                     -----------
                                                                             883
       BANKS 0.8%
       -------------------------------------------------------------------------
       Accredited Home Lenders Holding
       Co.    2,800                                                          111
       IndyMac Bankcorp., Inc.    6,000                                      231
       Queens County Bancorp, Inc.    28,300                                 501
                                                                     -----------
                                                                             843
       CAPITAL GOODS 7.5%
       -------------------------------------------------------------------------
       Carlisle Cos., Inc.    3,700                                          266
       Curtiss-Wright Corp.    29,500                                      1,599
       Fastenal Co.    9,600                                                 514
       Fluor Corp.    19,000                                                 980
       Lincoln Electric Holdings, Inc.    28,500                             871
       Mueller Industries, Inc.    47,200                                  1,222
       Trinity Industries, Inc.    56,900                                  1,329
       United Rentals, Inc.    2,300                                          42
       York International Corp.    32,600                                  1,276
                                                                     -----------
                                                                           8,099
       COMMERCIAL SERVICES & SUPPLIES 1.1%
       -------------------------------------------------------------------------
       Allied Waste Industries, Inc.    32,000                               256
       Mine Safety Appliances Co.    19,300                                  689
       Resources Connection, Inc.    4,800                                    92
       United Stationers, Inc.    2,000                                       84
                                                                     -----------
                                                                           1,121
       CONSUMER DURABLES & APPAREL 1.2%
       -------------------------------------------------------------------------
       Beazer Homes USA, Inc.    22,700                                    1,035
       Callaway Golf Co.    4,600                                             50
       Ethan Allen Interiors, Inc.    3,300                                   99
       Leapfrog Enterprises, Inc.   2,100                                     21
       Mohawk Industries, Inc.    800                                         62
                                                                     -----------
                                                                           1,267
       CONSUMER SERVICES 3.3%
       -------------------------------------------------------------------------
       Aztar Corp.    15,900                                                 434
       Krispy Kreme Doughnuts, Inc.    3,500                                  21
       Outback Steakhouse, Inc.    25,400                                  1,026
       Panera Bread Co., Class A    600                                       30
       Wendy's International, Inc.    4,000                                  172
   (4) Wynn Resorts Ltd.    34,600                                         1,832
                                                                     -----------
                                                                           3,515


                                                         See financial notes. 67

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                       VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       DIVERSIFIED FINANCIALS 0.2%
       -------------------------------------------------------------------------
       First Marblehead Corp. (The)    5,100                                 197

       ENERGY 4.8%
       -------------------------------------------------------------------------
       Encore Acquisition Co.    4,600                                       169
   (1) Quicksilver Resources, Inc.    41,200                               2,115
       Spinnaker Exploration Co.    40,600                                 1,300
       Whiting Petroleum Corp.    50,000                                   1,514
                                                                     -----------
                                                                           5,097
       FOOD & STAPLES RETAILING 2.5%
       -------------------------------------------------------------------------
       Sysco Corp.    7,900                                                  273
   (3) United Natural Foods, Inc.    69,322                                1,858
       Walgreen Co.    2,300                                                  99
       Whole Foods Market, Inc.    4,312                                     430
                                                                     -----------
                                                                           2,660
       FOOD BEVERAGE & TOBACCO 0.9%
       -------------------------------------------------------------------------
       Anheuser-Busch Co., Inc.    4,700                                     220
       J.M. Smucker Co.    8,500                                             422
       Tootsie Roll Industries, Inc.    2,500                                 77
       Universal Corp.    4,900                                              224
                                                                     -----------
                                                                             943
       HEALTH CARE EQUIPMENT & SERVICES 0.5%
       -------------------------------------------------------------------------
       Fisher Scientific International, Inc.    2,400                        143
       Health Management Associates, Inc.,
       Class A    9,500                                                      235
       Health Net, Inc.    2,000                                              68
       Invacare Corp.    3,100                                               127
                                                                     -----------
                                                                             572
       MATERIALS 2.5%
       -------------------------------------------------------------------------
   (5) Airgas, Inc.    82,700                                              1,813
       Arch Coal, Inc.    6,900                                              306
       GrafTech International Ltd.    63,000                                 240
       Valspar Corp.    7,300                                                302
                                                                     -----------
                                                                           2,660
       MEDIA 0.4%
       -------------------------------------------------------------------------
       Sirius Satellite Radio, Inc.    96,000                                457

       PHARMACEUTICALS & BIOTECHNOLOGY 4.1%
       -------------------------------------------------------------------------
       Amylin Pharmaceuticals, Inc.    23,800                                405
       Atherogenics, Inc.    500                                               5
       Chiron Corp.    12,000                                                410
       Eli Lilly & Co.    7,500                                              439
       Eyetech Pharmaceuticals, Inc.    1,100                                 25
       Human Genome Sciences, Inc.    8,800                                   91
       Impax Laboratories, Inc.    74,800                                  1,217
       Ivax Corp.    25,425                                                  481
       Martek Biosciences Corp.    15,084                                    577
       Medimmune, Inc.    7,200                                              183
       MGI Pharmaceuticals, Inc.    5,621                                    124
       Neurocrine Biosciences, Inc.    2,963                                 104
       Onyx Pharmacueticals, Inc.    900                                      28
       Par Pharmaceutical Cos., Inc.    6,700                                201
       Perrigo Co.    3,800                                                   70
                                                                     -----------
                                                                           4,358
       RETAILING 6.2%
       -------------------------------------------------------------------------
       Ann Taylor Stores Corp.    15,700                                     384
       Big Lots, Inc.    35,000                                              356
       Dick's Sporting Goods, Inc.    26,600                                 818
       Dollar Tree Stores, Inc.    3,300                                      81
       Family Dollar Stores, Inc.    8,400                                   227
       Kohls Corp.    3,800                                                  181
       Petsmart, Inc.    8,005                                               213
       Saks, Inc.    29,100                                                  496
   (2) The Neiman-Marcus Group, Inc.,
       Class A    21,100                                                   2,075
       The TJX Max Cos., Inc.    4,800                                       109
       Tiffany & Co.    31,800                                               959
       Tractor Supply Co.    13,094                                          527
       Tuesday Morning Corp.    6,812                                        179
       Zale Corp.    1,000                                                    27
                                                                     -----------
                                                                           6,631
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
       -------------------------------------------------------------------------
       Amkor Technology, Inc.    31,020                                      100


68 See financial notes.

SCHWAB HEDGED EQUITY FUND

                                                                         VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       SOFTWARE & SERVICES 3.8%
       -------------------------------------------------------------------------
       Bearingpoint, Inc.    192,400                                       1,191
       CNET Networks, Inc.    112,400                                      1,114
       Electronic Arts, Inc.    3,500                                        187
       Henry Jack and Associates, Inc.    24,700                             425
       Realnetworks, Inc.    168,400                                       1,037
       Red Hat, Inc.    5,000                                                 54
                                                                     -----------
                                                                           4,008
       TECHNOLOGY HARDWARE & EQUIPMENT 1.7%
       -------------------------------------------------------------------------
       CDW Corp.    2,000                                                    109
       Diebold, Inc.    20,900                                             1,011
       Sonus Networks, Inc.    20,300                                         70
       Tekelec    33,400                                                     455
       UTStarcom, Inc.    23,545                                             224
                                                                     -----------
                                                                           1,869
       TRANSPORTATION 0.9%
       -------------------------------------------------------------------------
       AirTran Holdings, Inc.    800                                           7
       Alexander & Baldwin, Inc.    12,878                                   525
       Expeditors International of Washington,
       Inc.    1,500                                                          74
       Jetblue Airways Corp.    13,756                                       276
       Sirva, Inc.    10,600                                                  74
                                                                     -----------
                                                                             955
       UTILITIES 2.4%
       -------------------------------------------------------------------------
       Calpine Corp.    504,400                                              903
       Equitable Resources, Inc.    3,300                                    190
       New Jersey Resources Corp.    33,500                                1,453
       Southern Union Co.    2,700                                            65
                                                                     -----------
                                                                           2,610

END OF SHORT SALE POSITIONS.


                                                         See financial notes. 69

SCHWAB HEDGED EQUITY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $107,615 a
Deposits with broker for short sales                                     47,545
Receivables:
   Fund shares sold                                                         435
   Interest                                                                  87
   Dividends                                                                 54
Prepaid expenses                                                    +        14
                                                                    ------------
TOTAL ASSETS                                                            155,750
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value                                          48,845 b
Payables:
   Fund shares redeemed                                                     102
   Dividends on short sales                                                  13
   Investment adviser and administrator fees                                 14
Accrued expenses                                                    +        43
                                                                    ------------
TOTAL LIABILITIES                                                        49,017

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            155,750
TOTAL LIABILITIES                                                   -    49,017
                                                                    ------------
NET ASSETS                                                             $106,733

NET ASSETS BY SOURCE
Capital received from investors                                          90,898
Net investment loss                                                        (212)
Net realized capital gains                                                5,868 c
Net unrealized capital gains                                             10,179 c

NET ASSET VALUE (NAV) BY SHARE CLASS

                                              SHARES
SHARE CLASS         NET ASSETS     /     OUTSTANDING     =        NAV
Investor Shares     $ 2,198                      162           $13.55
Select Shares       $104,535                   7,716           $13.55

  Unless stated, all numbers x 1,000.

a The fund paid $102,509 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                            $86,814
    Sales/maturities                     $56,897

b The proceeds for securities sold short is $53,918.

c These derive from investments and short sales.

  FEDERAL TAX DATA
  -------------------------------------------------
  PORTFOLIO COST                          $102,661

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                     $8,311
  Losses                              +     (3,357)
                                      -------------
                                            $4,954

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                              $--
  Long-term capital gains                   $3,789

  CAPITAL LOSSES UTILIZED                     $260


70 See financial notes.

SCHWAB HEDGED EQUITY FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $601 a
Interest                                                              +     300
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     901

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         7,368
Net realized losses on short sales                                    +  (1,274)
                                                                      ----------
NET REALIZED GAINS                                                        6,094

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (4,114)
Net unrealized gains on short sales                                   +   5,164
                                                                      ----------
NET UNREALIZED GAINS                                                      1,050

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   759 b
Transfer agent and shareholder service fees:
  Investor Shares                                                            -- c
  Select Shares                                                              85 c
Trustees' fees                                                                2 d
Custodian and portfolio accounting fees                                      42
Professional fees                                                            22
Registration fees                                                            10
Interest expense                                                             85
Other expenses                                                        +       3
                                                                      ----------
Total expenses before short sales                                         1,008
Dividends on short sales                                                    185
Expense reduction                                                     +     (80) e
                                                                      ----------
NET EXPENSES                                                              1,113

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     901
NET EXPENSES                                                          -   1,113
                                                                      ----------
NET INVESTMENT LOSS                                                        (212)
NET REALIZED GAINS                                                        6,094 f
NET UNREALIZED GAINS                                                  +   1,050 f
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $6,932

  Unless stated, all numbers x 1,000.

a Net of $1 foreign withholding tax.

b Calculated as a percentage of average daily net assets: 1.675% of the first
  $500 million, 1.65% of the next $500 million, and 1.63% over $1 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

  Prior to February 28, 2005, these fees were calculated as 1.75% of average daily net assets.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

d For the fund's independent trustees only.

e Includes $70 from the Investment Adviser (CSIM) and $10 from the transfer agent and shareholder servicing agent (Schwab). The reductions reflect a guarantee by CSIM and Schwab to limit the annual operating expenses of this fund through February 27, 2006 as follows:

                                       % OF AVERAGE
  SHARE CLASS                      DAILY NET ASSETS
  -------------------------------------------------
  Investor Shares                             2.00%
  Select Shares                               1.77%

  These limits exclude interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $7,144.


                                                         See financial notes. 71

SCHWAB HEDGED EQUITY FUND

Statement of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                         11/1/04-4/30/05       11/1/03-10/31/04
Net investment loss                                ($212)                 ($455)
Net realized gains                                 6,094                  4,186
Net unrealized gains                     +         1,050                  2,597
                                         ---------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                    6,932                  6,328

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                       --                     --
Select Shares                            +         3,789                     --
                                         ---------------------------------------
TOTAL DISTRIBUTIONS FROM NET
REALIZED GAINS                                    $3,789                    $--

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05           11/1/03-10/31/04
                                 SHARES          VALUE      SHARES        VALUE
SHARES SOLD
Investor Shares                     169         $2,276          --          $--
Select Shares                  +  2,786         37,414       2,509       31,194
                               -------------------------------------------------
TOTAL SHARES SOLD                 2,955        $39,690       2,509      $31,194

SHARES REINVESTED
Investor Shares                      --            $--          --          $--
Select Shares                  +    255          3,389          --           --
                               -------------------------------------------------
TOTAL SHARES REINVESTED             255         $3,389          --          $--

SHARES REDEEMED
Investor Shares                      (7)          ($94)         --          $--
Select Shares                  +   (576)        (7,686)     (1,073)     (13,199)
                               -------------------------------------------------
TOTAL SHARES REDEEMED              (583)       ($7,780)     (1,073)    ($13,199) b

NET TRANSACTIONS IN
FUND SHARES                       2,627        $35,299       1,436      $17,995

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05           11/1/03-10/31/04
                                 SHARES     NET ASSETS      SHARES   NET ASSETS
Beginning of period               5,251        $68,291       3,815      $43,968
Total increase                 +  2,627         38,442       1,436       24,323 c
                               -------------------------------------------------
END OF PERIOD                     7,878        106,733       5,251      $68,291 d

  Unless stated, all numbers x 1,000.

a The fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 1.50% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD
  Investor Shares                               $1
  Select Shares                       +        $19
                                      -------------
  TOTAL                                        $20

  PRIOR PERIOD
  Select Shares                                $41

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment loss in the amount of $212 at the end of the current period.


72 See financial notes.

SCHWAB FINANCIAL SERVICES FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                11/1/04-   11/1/03-   11/1/02-   11/1/01-   11/1/00-   7/3/00 1-
                                                                4/30/05*   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                           13.12      11.77       9.44       9.75      11.86       10.00
                                                                --------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                           0.11       0.08       0.11       0.12       0.09        0.04
  Net realized and unrealized gains or losses                     0.35       1.37       2.37      (0.28)     (1.76)       1.82
                                                                --------------------------------------------------------------------
  Total income or loss from investment operations                 0.46       1.45       2.48      (0.16)     (1.67)       1.86
Less distributions:
  Dividends from net investment income                           (0.09)     (0.10)     (0.15)     (0.09)     (0.06)         --
  Distributions from net realized gains                          (0.94)        --         --      (0.06)     (0.38)         --
                                                                --------------------------------------------------------------------
  Total distributions                                            (1.03)     (0.10)     (0.15)     (0.15)     (0.44)         --
                                                                --------------------------------------------------------------------
Net asset value at end of period                                 12.55      13.12      11.77       9.44       9.75       11.86
                                                                --------------------------------------------------------------------
Total return (%)                                                  3.24 2    12.39      26.68      (1.78)    (14.51)      18.60 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                          1.06 3     1.05       1.04 4     0.89       0.89        0.89 3
  Gross operating expenses                                        1.16 3     1.25       1.49       1.32       1.23        1.99 3
  Net investment income                                           1.69 3     0.62       1.05       1.20       0.75        1.04 3
Portfolio turnover rate                                             50 2       85        181        131        151          40 2
Net assets, end of period ($ x 1,000,000)                           20         20         18         17         21          24

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.


                                                         See financial notes. 73

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan


                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
100.1%  COMMON STOCK                                    18,615           20,114

  0.2%  SHORT-TERM
        INVESTMENT                                          42               42
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                               18,657           20,156

  1.8%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                             355              355

(2.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (414)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 20,097

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 100.1% of net assets

       BANKS  32.6%
       -------------------------------------------------------------------------
       Bancfirst Corp.    2,500                                              176
       Bank of America Corp.    3,160                                        142
       Bank of Hawaii Corp.    8,100                                         384
   (2) City National Corp.    15,100                                       1,065
   (4) Comerica, Inc.    18,000                                            1,031
       Corus Bankshares, Inc.    6,700                                       327
       Countrywide Financial Corp.    24,198                                 876
   (6) KeyCorp, Inc.    29,900                                               991
       Santander BanCorp    1,900                                             42
       SunTrust Banks, Inc.    2,900                                         211
   (7) UnionBanCal Corp.    15,700                                           966
       Wachovia Corp.    6,500                                               333
                                                                     -----------
                                                                           6,544
       DIVERSIFIED FINANCIALS  38.3%
       -------------------------------------------------------------------------
       A.G. Edwards, Inc.    10,000                                          397
   (5) American Express Co.    19,000                                      1,001
    @o AmeriCredit Corp.    12,500                                           292
     o Ameritrade Holding Corp.    17,000                                    178
       Blackrock, Inc., Class A    3,400                                     255
       Capital One Financial Corp.    9,700                                  688
     o E*TRADE Financial Corp.    25,800                                     287
   (3) Franklin Resources, Inc.    15,100                                  1,037
     o Instinet Group, Inc.    62,400                                        328
     o Investment Technology Group,
       Inc.    2,100                                                          40
  (10) Mellon Financial Corp.    32,900                                      911
       Merrill Lynch & Co., Inc.    14,300                                   771
     o Metris Cos., Inc.    1,100                                             13
       Moody's Corp.    2,300                                                189
       Northern Trust Corp.    3,800                                         171
       Nuveen Investments, Inc.,
       Class A    5,600                                                      190
   (8) Principal Financial Group,
       Inc.    24,200                                                        946
                                                                     -----------
                                                                           7,694

       INSURANCE  27.7%
       -------------------------------------------------------------------------
   (1) AFLAC, Inc.    28,200                                               1,146
     o American Physicians Capital,
       Inc.    5,500                                                         171
       Chubb Corp.    9,200                                                  752
     o CNA Financial Corp.    7,300                                          200
       Delphi Financial Group, Inc.,
       Class A    3,900                                                      162
       Loews Corp.    1,800                                                  128
   (9) Metlife, Inc.    24,100                                               938


74 See financial notes.

SCHWAB FINANCIAL SERVICES FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Nationwide Financial Services, Inc.,
       Class A    9,900                                                      351
     @ Odyssey Re Holdings Corp.    2,900                                     66
       Prudential Financial, Inc.    15,100                                  863
       Reinsurance Group of America,
       Inc.    8,500                                                         380
       W.R. Berkley Corp.    12,750                                          414
                                                                     -----------
                                                                           5,571

       REAL ESTATE  1.5%
       -------------------------------------------------------------------------
     o Trammell Crow Co.    12,200                                           260
     o United Capital Corp.    2,100                                          45
                                                                     -----------
                                                                             305

       SECURITY                                    FACE AMOUNT
            RATE, MATURITY DATE                    ($ x 1,000)
       SHORT TERM INVESTMENT
       0.2% of net assets

       Brown Brothers Harriman,
       Grand Cayman Time Deposit
           2.36%, 05/02/05                                  42                42

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       1.8% of net assets

       SHORT-TERM INVESTMENT  1.8%
       -------------------------------------------------------------------------
       Securities Lending Investments
       Fund    354,944                                                       355

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 75

SCHWAB FINANCIAL SERVICES FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value
  (including $341 of securities on loan)                                 $20,156 a
Collateral held for securities on loan                                       355
Receivables:
  Fund shares sold                                                            14
  Dividends                                                                    9
  Investments sold                                                             5
Prepaid expenses                                                      +       11
                                                                      -----------
TOTAL ASSETS                                                              20,550

LIABILITIES
---------------------------------------------------------------------------------
Collateral held for securities on loan                                       355
Payables:
  Fund shares redeemed                                                        10
  Investments bought                                                          69
  Investment adviser and administrator fees                                    1
  Trustees' fees                                                               1
Accrued expenses                                                      +       17
                                                                      -----------
TOTAL LIABILITIES                                                            453

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              20,550
TOTAL LIABILITIES                                                     -      453
                                                                      -----------
NET ASSETS                                                               $20,097

NET ASSETS BY SOURCE
Capital received from investors                                           17,483
Net investment income not yet distributed                                    119
Net realized capital gains                                                   996
Net unrealized capital gains                                               1,499

NET ASSET VALUE (NAV)
                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$20,097              1,601                 $12.55

  Unless stated, all numbers x 1,000.

a The fund paid $18,657 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

   Purchases                             $10,301
   Sales/maturities                      $10,172

FEDERAL TAX DATA
-------------------------------------------------
PORTFOLIO COST                           $18,662

NET UNREALIZED GAINS AND LOSSES:
Gains                                     $1,794
Losses                                 +    (300)
                                       ----------
                                          $1,494

AS OF OCTOBER 31, 2004:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                              $87
Long-term capital gains                   $1,402

CAPITAL LOSSES UTILIZED                     $911


76 See financial notes.

SCHWAB FINANCIAL SERVICES FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $278
Securities on loan                                                     +      1
                                                                       ---------
TOTAL INVESTMENT INCOME                                                     279

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                    1,004

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                       (537)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    55 a
Transfer agent and shareholder service fees                                  25 b
Trustees' fees                                                                3 c
Custodian fees                                                               13
Portfolio accounting fees                                                     2
Professional fees                                                            12
Registration fees                                                             5
Shareholder reports                                                           2
Other expenses                                                         +      1
                                                                       ---------
Total expenses                                                              118
Expense reduction                                                      -     10 d
                                                                       ---------
NET EXPENSES                                                                108

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     279
NET EXPENSES                                                           -    108
                                                                       ---------
NET INVESTMENT INCOME                                                       171
NET REALIZED GAINS                                                        1,004 e
NET UNREALIZED LOSSES                                                  +   (537) e
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $638

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 27, 2006, to 1.10% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $467.


                                                         See financial notes. 77

SCHWAB FINANCIAL SERVICES FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/04-4/30/05      11/1/03-10/31/04
Net investment income                                $171                  $123
Net realized gains                                  1,004                 2,314
Net unrealized losses                     +          (537)                 (253)
                                          --------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       638                 2,184

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  139                   158
Distributions from net realized gains     +         1,403                    --
                                          --------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $1,542                  $158 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 11/1/04-4/30/05             11/1/03-10/31/04
                              SHARES           VALUE      SHARES          VALUE
Shares sold                      297          $3,839         369         $4,651
Shares reinvested                104           1,356          12            142
Shares redeemed             +   (291)         (3,754)       (457)        (5,709) b
                            ----------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                   110          $1,441         (76)         ($916)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/04-4/30/05             11/1/03-10/31/04
                              SHARES      NET ASSETS      SHARES     NET ASSETS

Beginning of period            1,491         $19,560       1,567        $18,450
Total increase or
decrease                    +    110             537         (76)         1,110 c
                            ----------------------------------------------------
END OF PERIOD                  1,601         $20,097       1,491        $19,560 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/04 are:

  Ordinary income                            $158
  Long-term capital gains                     $--

b For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                               $4

  PRIOR PERIOD                                 $5

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $119 and $87 at the end of the current period and prior period, respectively.


78 See financial notes.

SCHWAB HEALTH CARE FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-    7/3/00 1-
                                                               4/30/05*    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          10.78        8.43        7.12        9.00       10.27       10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                                 (0.01)      (0.06)       0.01        0.03        0.00 2     (0.00) 2
  Net realized and unrealized gains or losses                    1.83        2.41        1.33       (1.90)      (1.10)       0.27
                                                               ---------------------------------------------------------------------
  Total income or loss from investment operations                1.82        2.35        1.34       (1.87)      (1.10)       0.27
Less distributions:
  Dividends from net investment income                             --          --       (0.03)      (0.01)      (0.00) 2       --
  Distributions from net realized gains                            --          --          --          --       (0.17)         --
                                                               ---------------------------------------------------------------------
  Total distributions                                              --          --       (0.03)      (0.01)      (0.17)         --
                                                               ---------------------------------------------------------------------
Net asset value at end of period                                12.60       10.78        8.43        7.12        9.00       10.27
                                                               ---------------------------------------------------------------------
Total return (%)                                                16.88 3     27.88       18.96      (20.84)     (10.94)       2.70 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                         0.91 4      1.04        1.04        0.89        0.89        0.89 4
  Gross operating expenses                                       0.91 4      1.07        1.34        1.18        1.17        2.04 4
  Net investment income or loss                                 (0.34) 4    (0.73)       0.13        0.25        0.06       (0.02) 4
Portfolio turnover rate                                            30 3       105         200          99          92          41 3
Net assets, end of period ($ x 1,000,000)                         159          54          25          21          32          28

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 79

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 96.7%   COMMON STOCK                                  136,152          153,315

  4.3%   SHORT-TERM
         INVESTMENTS                                     6,807            6,807

  0.2%   U.S. TREASURY
         OBLIGATIONS                                       339              339

  0.0%   RIGHTS                                             --               --
--------------------------------------------------------------------------------
101.2%   TOTAL INVESTMENTS                             143,298          160,461

  3.2%   COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                          5,082            5,082

 (4.4)%  OTHER ASSETS AND
         LIABILITIES, NET                                                (6,942)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               158,601

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 96.7% of net assets

       HEALTH CARE EQUIPMENT & SERVICES 71.3%
       -------------------------------------------------------------------------
   (1) Aetna, Inc.  75,600                                                 5,547
     o American Retirement Corp.  53,000                                     787
     o AMERIGROUP Corp.  85,100                                            2,989
       Bausch & Lomb, Inc.  68,300                                         5,122
   (5) Becton Dickinson & Co.  92,400                                      5,407
     o Caremark Rx, Inc.  33,000                                           1,322
     o Centene Corp.  89,700                                               2,498
    @o Cerner Corp.  87,000                                                5,051
   (2) CIGNA Corp.  60,000                                                 5,519
     o Coventry Health Care, Inc.  55,900                                  3,825
     o DaVita, Inc.  27,025                                                1,089
       Dentsply International, Inc.  30,000                                1,640
  o(9) Express Scripts, Inc.  59,000                                       5,289
     o Genesis HealthCare Corp.  104,900                                   4,185
     o Gentiva Health Services, Inc.  19,000                                 372
     o Haemonetics Corp.  112,300                                          4,803
    =o Humana, Inc.  149,600                                               5,184
       IMS Health, Inc.  80,100                                            1,921
     o Laboratory Corp. of America Holdings  45,600                        2,257
     o Lincare Holdings, Inc.  111,300                                     4,750
       Matthews International Corp., Class A  23,800                         847
    =o Medco Health Solutions, Inc.  99,500                                5,071
  o(6) Pacificare Health Systems, Inc.  89,400                             5,343
     o PDI, Inc.  35,892                                                     660
       PerkinElmer, Inc.  248,900                                          4,605
     o Sierra Health Services, Inc.  67,400                                4,360
     o SurModics, Inc.  15,000                                               541
     o Thermo Electron Corp.  148,600                                      3,712
   (3) UnitedHealth Group, Inc.  57,900                                    5,472
     o Ventiv Health, Inc.  92,000                                         1,918
     o Visx, Inc.  70,000                                                  1,669
       Vital Signs, Inc.  10,800                                             441
     o WellChoice, Inc.  66,000                                            3,709
     o WellPoint, Inc.  40,000                                             5,110
                                                                     -----------
                                                                         113,015

       PHARMACEUTICALS & BIOTECHNOLOGY 25.4%
       -------------------------------------------------------------------------
       Abbott Laboratories  44,500                                         2,188
   (7) Applied Biosystems Group - Applera Corp.  249,800                   5,296
       Bristol-Myers Squibb Co.  91,900                                    2,389
     o Celera Genomics Group - Applera Corp.  95,800                         881


80 See financial notes.

SCHWAB HEALTH CARE FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       CNS, Inc.  57,717                                                   1,084
     o Enzon Pharmaceuticals, Inc.  65,000                                   504
     o InterMune, Inc.  55,000                                               594
 o(10) Invitrogen Corp.  71,200                                            5,217
   (8) Johnson & Johnson  77,100                                           5,291
 =o(4) Kos Pharmaceuticals, Inc.  113,500                                  5,467
     = Merck & Co., Inc.  152,200                                          5,160
       Pfizer, Inc.  121,600                                               3,304
     o Techne Corp.  70,000                                                2,925
                                                                     -----------
                                                                          40,300

       RIGHTS
       0.0% of net assets

       PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
       -------------------------------------------------------------------------
     o OSI Pharmaceuticals, Inc.
       expires 01/18/05 458                                                   --

       SECURITY                                     FACE AMOUNT
          RATE, MATURITY DATE                       ($ x 1,000)
       -------------------------------------------------------------------------
       SHORT-TERM INVESTMENTS
       4.3% of net assets

       Brown Brothers Harriman,
       Grand Cayman Time Deposit
          2.36%, 05/02/05                                 3,807            3,807
       Citibank NA, Nassau
       Time Deposit
          2.36%, 05/02/05                                 1,500            1,500
       Wells Fargo, Grand Cayman
       Time Deposit
          2.36%, 05/02/05                                 1,500            1,500
                                                                     -----------
                                                                           6,807

       SECURITY                                     FACE AMOUNT         VALUE
          RATE, MATURITY DATE                       ($ x 1,000)      ($ x 1,000)
       U.S. TREASURY OBLIGATIONS
       0.2% of net assets

     = U.S. Treasury Bills
          2.72%-2.75%, 06/16/05                             340              339

END OF INVESTMENTS.

       SECURITY AND NUMBER OF SHARES
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
       3.2% of net assets

       SHORT-TERM INVESTMENT 3.2%
       -------------------------------------------------------------------------
       Securities Lending Investments Fund  5,081,562                      5,082

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
Russell 2000 Index, e-mini, Long
Expires 06/17/05                             30           1,743          (102)
S&P 500 Index, e-mini, Long
Expires 06/17/05                             33           1,912           (43)
                                                                     -----------
                                                                         (145)


                                                         See financial notes. 81

SCHWAB HEALTH CARE FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (including $4,522 of securities on loan)         $160,461 a
Collateral invested for securities on loan                                5,082
Receivables:
   Fund shares sold                                                       1,478
   Dividends                                                                 47
   Due from brokers for futures                                              45
   Income from securities lending                                             1
Prepaid expenses                                                  +          19
                                                                  --------------
TOTAL ASSETS                                                            167,133

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                5,082
Payables:
   Fund shares redeemed                                                      76
   Investments bought                                                     3,332
   Investment adviser and administrator fees                                  7
   Transfer agent and shareholder service fees                                3
   Trustee fees                                                               1
Accrued expenses                                                  +          31
                                                                  --------------
TOTAL LIABILITIES                                                         8,532

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            167,133
TOTAL LIABILITIES                                                 -       8,532
                                                                  --------------
NET ASSETS                                                             $158,601

NET ASSETS BY SOURCE
Capital received from investors                                         146,100
Net investment loss                                                        (160)
Net realized capital losses                                              (4,357) b
Net unrealized capital gains                                             17,018 b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$158,601         12,589            $12.60

  Unless stated, all numbers x 1,000.

a The fund paid $143,298 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                $116,765
  Sales/maturities          $28,542

b These derive from investments and futures.

  FEDERAL TAX DATA
  -------------------------------------------
  PORTFOLIO COST                    $143,436

  NET UNREALIZED GAINS AND LOSSES:
  Gains                              $20,596
  Losses                       +      (3,571)
                               --------------
                                     $17,025

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                        $--
  Long-term capital gains                $--

  CAPITAL LOSSES UTILIZED             $4,567

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:              Loss amount
    2010                                $890
    2011                       +       3,638
                               --------------
                                      $4,528


82 See financial notes.

SCHWAB HEALTH CARE FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $240
Interest                                                                     31
Lending of securities                                             +           1
                                                                  --------------
TOTAL INVESTMENT INCOME                                                     272

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments sold                                      356
Net realized losses on futures contracts                                     (2)
                                                                  --------------
NET REALIZED GAINS                                                          354

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      10,857
Net unrealized losses on futures contracts                        +        (145)
                                                                  --------------
NET UNREALIZED GAINS                                                     10,712

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   257 a
Transfer agent and shareholder service fees                                 119 b
Trustees' fees                                                                3 c
Custodian fees                                                               17
Portfolio accounting fees                                                     6
Professional fees                                                            12
Registration fees                                                             9
Shareholder reports                                                           8
Other expenses                                                    +           1
                                                                  --------------
TOTAL EXPENSES                                                              432 d

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     272
NET EXPENSES                                                      -         432
                                                                  --------------
NET INVESTMENT LOSS                                                        (160)
NET REALIZED GAINS                                                          354 e
NET UNREALIZED GAINS                                              +      10,712 e
                                                                  --------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $10,906

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual operating expense (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of the fund's average daily net assets through February 27, 2006.

e These add up to a net gain on investments of $11,066.


                                                         See financial notes. 83

SCHWAB HEALTH CARE FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/04-4/30/05      11/1/03-10/31/04
Net investment loss                                 ($160)                ($303)
Net realized gains                                    354                 4,394
Net unrealized gains                       +       10,712                 3,441
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                   $10,906                $7,532

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/04-4/30/05             11/1/03-10/31/04
                                  SHARES         VALUE      SHARES         VALUE
Shares sold                       8,347      $103,023       3,244       $33,738
Shares redeemed                +   (763)       (9,260)     (1,206)      (12,342) a
                               -------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                    7,584       $93,763       2,038       $21,396

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    11/1/04-4/30/05          11/1/03-10/31/04
                                  SHARES    NET ASSETS      SHARES   NET ASSETS
Beginning of period               5,005       $53,932       2,967       $25,004
Total increase                 +  7,584       104,669       2,038        28,928  b
                               -------------------------------------------------
END OF PERIOD                    12,589      $158,601       5,005       $53,932  c


  Unless stated, all numbers x 1,000.

a For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD            $24
  PRIOR PERIOD              $41

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $160 at the end of the current period.


84 See financial notes.

SCHWAB TECHNOLOGY FUND (TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               11/1/04-    11/1/03-    11/1/02-    11/1/01-     11/1/00-   7/3/00 1-
                                                               4/30/05*    10/31/04    10/31/03    10/31/02     10/31/01    10/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          4.42         4.32         2.90        3.86         8.52     10.00
                                                               ---------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                          (0.00) 2     (0.04)       (0.02)      (0.02)       (0.03)    (0.02)
  Net realized and unrealized gains or losses                  (0.22)        0.14         1.44       (0.94)       (4.63)    (1.46)
                                                              ----------------------------------------------------------------------
  Total income or loss from investment operations              (0.22)        0.10         1.42       (0.96)       (4.66)    (1.48)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                4.20         4.42         4.32        2.90         3.86      8.52
                                                              ----------------------------------------------------------------------
Total return (%)                                               (4.98) 3      2.31        48.97      (24.87)      (54.69)   (14.80) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                        0.99 4       1.02 5       1.04        0.89         0.89      0.89 4
  Gross operating expenses                                      0.99 4       1.02         1.25        1.15         1.16      1.52 4
  Net investment loss                                          (0.03) 4     (0.78)       (0.65)      (0.57)       (0.65)    (0.63) 4
Portfolio turnover rate                                           40 3        109          165         117          120        37 3
Net assets, end of period ($ x 1,000,000)                         42           49           43          26           39        48

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 The ratio of net operating expenses would have been 1.01% if interest expense had not been included.


                                                         See financial notes. 85

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.4%    COMMON STOCK                                     39,365         41,485

  0.6%    SHORT-TERM
          INVESTMENT                                          256            256
--------------------------------------------------------------------------------
100.0%    TOTAL INVESTMENTS                                39,621         41,741

  0.1%    COLLATERAL INVESTED
          FOR SECURITIES ON LOAN                               56             56

(0.1)%    OTHER ASSETS AND
          LIABILITIES, NET                                                  (76)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                                41,721

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       COMMON STOCK 99.4% of net assets

       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18.7%
       -------------------------------------------------------------------------
     o Agere Systems, Inc., Class A 130,300                                  153
  o(6) Applied Materials, Inc. 125,400                                     1,865
     o DSP Group, Inc. 18,500                                                446
     o Integrated Device Technology,
       Inc. 15,700                                                           168
   (1) Intel Corp. 131,160                                                 3,085
       Linear Technology Corp. 26,200                                        936
     o LSI Logic Corp. 35,800                                                192
     o MIPS Technology, Inc., Class A 60,300                                 422
       National Semiconductor Corp. 17,100                                   326
     o Photronics, Inc. 14,600                                               232
                                                                     -----------
                                                                           7,825
       SOFTWARE & SERVICES 41.2%
       -------------------------------------------------------------------------
       Adobe Systems, Inc. 22,200                                          1,320
     o Alliance Data Systems Corp. 700                                        28
     o Ansys, Inc. 20,000                                                    609
  (10) Autodesk, Inc. 41,600                                               1,324
     o BEA Systems, Inc. 4,600                                                32
     o Checkfree Corp. 33,100                                              1,214
     o Citrix Systems, Inc. 39,800                                           896
     o Computer Sciences Corp. 4,100                                         178
     o Earthlink, Inc. 113,100                                             1,038
       Electronic Data Systems
       Corp. 46,500                                                          900
     o Intuit, Inc. 14,600                                                   588
     o McAfee, Inc. 19,100                                                   399
  o(3) Oracle Corp. 228,848                                                2,645
     o Parametric Technology
       Corp. 95,900                                                          510
  o(9) Progress Software Corp. 52,800                                      1,409
       The Reynolds & Reynolds Co.,
       Class A 32,800                                                        865
       SS&C Technologies, Inc. 41,700                                      1,060
     o Sybase, Inc. 48,900                                                   926
     o Synopsys, Inc. 33,000                                                 543
     o United Online, Inc. 79,000                                            694
                                                                     -----------
                                                                          17,178
       TECHNOLOGY HARDWARE & EQUIPMENT 39.5%
       -------------------------------------------------------------------------
       Agilysys, Inc. 59,100                                                 781
     o Apple Computer, Inc. 18,000                                           649
     o Avaya, Inc. 51,800                                                    450
     o Cisco Systems, Inc. 33,360                                            576
     o Coherent, Inc. 5,300                                                  170
     o Digi International, Inc. 80,700                                       859
  o(7) EMC Corp. 118,500                                                   1,555
    @o Emulex Corp. 3,600                                                     56


86 See financial notes.

SCHWAB TECHNOLOGY FUND

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
   (5) Hewlett-Packard Co. 91,300                                          1,869
       Inter-Tel, Inc. 6,400                                                 122
       International Business Machines
         Corp. 10,600                                                        810
   (4) Motorola, Inc. 129,000                                              1,979
  o(8) NCR Corp. 46,200                                                    1,524
     o Quantum Corp. 12,900                                                   31
       Scientific-Atlanta, Inc. 32,800                                     1,003
     o Storage Technology Corp. 23,800                                       662
     o Sun Microsystems, Inc. 167,700                                        609
  o(2) Xerox Corp. 209,600                                                 2,777
                                                                     -----------
                                                                          16,482

       SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                          ($ x 1,000)
       SHORT-TERM INVESTMENT
       0.6% of net assets

       Citibank NA, Nassau
       Time Deposit
         2.36%, 05/02/05                                      256            256

END OF INVESTMENTS.

SECURITY AND NUMBER OF SHARES
COLLATERAL INVESTED FOR SECURITIES ON LOAN
0.1% of net assets

SHORT-TERM INVESTMENT 0.1%
--------------------------------------------------------------------------------
Securities Lending Investments
Fund 55,575                                                                   56

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 87

SCHWAB TECHNOLOGY FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at value
  (including $53 of securities on loan)                               $41,741 a
Collateral held for securities on loan                                     56
Receivables:
  Fund shares sold                                                         22
  Dividends                                                                 5
Prepaid expenses                                                    +      12
                                                                    ----------
TOTAL ASSETS                                                           41,836

LIABILITIES
------------------------------------------------------------------------------
Collateral held for securities on loan                                     56
Payables:
  Fund shares redeemed                                                     28
  Investment adviser and administrator fees                                 2
  Transfer agent and shareholder service fees                               1
  Trustees' fees                                                            1
Accrued expenses                                                    +      27
                                                                    ----------
TOTAL LIABILITIES                                                         115

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                           41,836
TOTAL LIABILITIES                                                   -     115
                                                                    ----------
NET ASSETS                                                            $41,721

NET ASSETS BY SOURCE
Capital received from investors                                        80,624
Net investment loss                                                        (6)
Net realized capital losses                                           (41,017)
Net unrealized capital gains                                            2,120

NET ASSET VALUE (NAV)

                              SHARES
NET ASSETS       /            OUTSTANDING        =        NAV
$41,721                       9,928                       $4.20

Unless stated, all numbers x 1,000.

a The fund paid $39,621 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                                    $19,452
    Sales/maturities                             $25,136

  FEDERAL TAX DATA
  -------------------------------------------------------
  PORTFOLIO COST                                 $39,695

  NET UNREALIZED GAINS AND LOSSES:
  Gains                                           $4,628
  Losses                                     +    (2,582)
                                             ------------
                                                  $2,046

  AS OF OCTOBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                                   $--
  Long-term capital gains                           $--

  CAPITAL LOSSES UTILIZED                         $2,579

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                          Loss amount
    2009                                         $16,276
    2010                                          18,148
    2011                                     +     6,697
                                             ------------
                                                 $41,121


88 See financial notes.

SCHWAB TECHNOLOGY FUND

Statement of
OPERATIONS
For November 1, 2004 through April 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                                $232
Interest                                                           +        1
                                                                   ----------
TOTAL INVESTMENT INCOME                                                   233

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments sold                                    214

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                   (2,189)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                                 131 a
Transfer agent and shareholder service fees                                61 b
Trustees' fees                                                              3 c
Custodian fees                                                             15
Portfolio accounting fees                                                   3
Professional fees                                                          12
Registration fees                                                           6
Shareholder reports                                                         6
Interest expense                                                            1
Other expenses                                                     +        1
                                                                   ----------
TOTAL EXPENSES                                                            239 d

DECREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   233
NET EXPENSES                                                       -      239
                                                                   ----------
NET INVESTMENT LOSS                                                        (6)
NET REALIZED GAINS                                                        214 e
NET UNREALIZED LOSSES                                              +   (2,189) e
                                                                   ----------
DECREASE IN NET ASSETS FROM OPERATIONS                                ($1,981)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million; 0.515% of the next $500 million; and 0.49% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc.
  (CSIM).

  Prior to February 28, 2005, these fees were calculated as 0.54% of average daily net assets.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets. These fees are paid to Charles Schwab & Co., Inc. (Schwab).

c For the fund's independent trustees only.

d CSIM and Schwab have guaranteed that the annual operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of the fund's average daily net assets through February 27, 2006.

e These add up to a net loss on investments of $1,975.


                                                         See financial notes. 89

SCHWAB TECHNOLOGY FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                      11/1/04-4/30/05        11/1/03-10/31/04
Net investment loss                               ($6)                  ($405)
Net realized gains                                214                   2,569
Net unrealized losses                 +        (2,189)                 (2,375)
                                      ----------------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                               ($1,981)                  ($211)

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                   11/1/04-4/30/05         11/1/03-10/31/04
                                 SHARES         VALUE    SHARES         VALUE
Shares sold                       1,186        $5,479     4,936       $23,679
Shares redeemed               +  (2,359)      (10,892)   (3,798)      (17,389) a
                              ------------------------------------------------
NET TRANSACTIONS
IN FUND SHARES                   (1,173)      ($5,413)    1,138        $6,290

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                   11/1/04-4/30/05          11/1/03-10/31/04
                                 SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period              11,101       $49,115     9,963       $43,036
Total increase or
decrease                      +  (1,173)       (7,394)    1,138         6,079 b
                              ------------------------------------------------
END OF PERIOD                     9,928       $41,721    11,101       $49,115 c

  Unless stated, all numbers x 1,000.

a For shares purchased on or before 4/29/05 and held less than 180 days, the fund charges 0.75% redemption fee. For shares purchased after 4/29/05 and held less than 30 days, the fund charges 2.00% redemption fee.

  CURRENT PERIOD                                       $8
  PRIOR PERIOD                                        $44

  Dollar amounts are net of the redemption proceeds.

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment loss in the amount of $6 at the end of the current period.


90 See financial notes.

SCHWAB ACTIVE EQUITY FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

SCHWAB PREMIER EQUITY FUND, SCHWAB DIVIDEND EQUITY FUND, SCHWAB SMALL-CAP EQUITY FUND AND SCHWAB HEDGED EQUITY FUND OFFER TWO SHARE CLASSES: Investor Shares and Select Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The Schwab Premier Equity Fund commenced its operations on March 21, 2005. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other fund operations and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993
 Schwab S&P 500 Index Fund
 Schwab Small-Cap Index Fund
 Schwab Total Stock Market Index Fund
 Schwab International Index Fund
 Schwab MarketTrack All Equity Portfolio
 Schwab MarketTrack Growth Portfolio
 Schwab MarketTrack Balanced Portfolio
 Schwab MarketTrack Conservative Portfolio
 Laudus U.S. MarketMasters Fund
 Laudus Balanced MarketMasters Fund
 Laudus Small-Cap MarketMasters Fund
 Laudus International MarketMasters Fund
 SCHWAB PREMIER EQUITY FUND
 SCHWAB CORE EQUITY FUND
 SCHWAB DIVIDEND EQUITY FUND
 SCHWAB SMALL-CAP EQUITY FUND
 SCHWAB HEDGED EQUITY FUND
 SCHWAB FINANCIAL SERVICES FUND
 SCHWAB HEALTH CARE FUND
 SCHWAB TECHNOLOGY FUND
 Schwab Institutional Select S&P 500 Fund
 Schwab Institutional Select Large-Cap Value Index Fund
 Schwab Institutional Select Small-Cap Value Index Fund


                                                         See financial notes. 91

SCHWAB ACTIVE EQUITY FUNDS

"initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE SCHWAB HEDGED EQUITY FUND MAY SELL SECURITIES SHORT (SELL SECURITIES IT
DOES NOT OWN). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

THE FUNDS MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. The funds may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and

SCHWAB ACTIVE EQUITY FUNDS

lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                              AMOUNT                                   WEIGHTED
                           OUTSTANDING           AVERAGE               AVERAGE
                            AT 4/30/05           BORROWING*            INTEREST
FUND                       ($ x 1,000)           ($ x 1,000)           RATE* (%)
--------------------------------------------------------------------------------
SCHWAB FINANCIAL
SERVICES FUND                  --                     62                 2.82
--------------------------------------------------------------------------------
SCHWAB TECHNOLOGY
FUND                           --                    179                 2.83
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments for net operating losses and losses on wash sales.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessi-

SCHWAB ACTIVE EQUITY FUNDS

  tate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SCHWAB HEDGED EQUITY FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between the Trusts and CSIM (each an "Agreement" and, together, the "Agreements") with respect to existing funds in the Trusts. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

Board meetings to consider renewal of the Agreements are regularly scheduled to take place in May. Therefore, during the report period there were no Agreement renewals. However, at the November 16, 2004 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the creation of the new Schwab Premier Equity Fund (the "Fund") and approved the amendment of the Agreement relating to the Fund's Trust (the "Fund Agreement") to appoint CSIM as investment adviser to the Fund. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services to be provided to the Fund under the Fund Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fund;

2. CSIM's investment performance with respect to other funds using related investment techniques and how it compared to that of other comparable mutual funds;

3. the Fund's anticipated expenses and how those expenses compared to those of other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to other funds using similar investment strategies, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale might be realized as the Fund grows and whether fee levels relating to the Fund in the Fund Agreement reflect those economies of scale for the benefit of Fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. At prior meetings, the Board has extensively considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees have evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees have also considered the fact that Schwab's extensive branch network, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees have also considered Schwab's excellent reputation as a full service firm and its overall financial condition. The Board considered how these factors could apply to the Fund under the terms of the Fund Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates to be dedicated to the Fund, supported approval of the Fund Agreement.

   FUND PERFORMANCE. At prior meetings, the Board has considered performance of other funds using related investment techniques in determining whether to renew the Agreements with respect to such funds. Specifically, the trustees have considered each existing fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of that review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the analysis. In evaluating the performance of each existing fund, the trustees have considered both risk and shareholder risk expectations for such fund. The Board also considered how these factors could apply to the Fund under the terms of the Fund Agreement. Following such evaluation, the Board concluded that, within the context of its full deliberations, the performance of the existing funds and performance of CSIM supported approval of the Fund Agreement with respect to the Fund.

   FUND EXPENSES. With respect to the Fund's expenses, the trustees considered the rate of compensation with respect to the Fund called for by the Fund Agreement, and the Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The trustees also considered information about average expense ratios of comparable mutual funds in the Fund's expected peer group. Finally, the trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap for at least one year and that CSIM, through the waiver, will maintain the Fund's net operating expenses at competitive levels for its distribution channels. Following such evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported approval of the Fund Agreement with respect to the Fund.

   PROFITABILITY. With regard to profitability, at prior meetings the trustees have considered the compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees have also considered any other benefits derived by CSIM from its relationship with the existing funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees have reviewed management's profitability analyses with the assistance of independent accountants. The trustees have considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each existing fund by CSIM and its affiliates. The Board also considered how these factors could apply to the Fund. However, because the Fund had no operating history at the time of the Board's deliberations, the Board did not reach a specific conclusion with respect to the profitability of CSIM and its affiliates under the Fund Agreement with respect to the Fund.

   ECONOMIES OF SCALE. The trustees considered the possible existence of any economies of scale and whether those will be passed along to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the trustees considered that CSIM and Schwab historically have committed, and in the future may commit, resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through their expense waiver agreement. The trustees noted that such diseconomies of scale may particularly affect newer funds, such as the Fund, or funds with investment strategies that are currently out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund should obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Fund Agreement to reflect the addition of the Fund and concluded that the compensation with respect to the Fund under the Fund Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS OF SCHWAB CAPITAL TRUST

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the Schwab Funds (of which there were 53 as of 4/30/05) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                            TRUST POSITION(S);
NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2         Chairman, Trustee:         Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                     Family of Funds, 1989;     Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                            Investments, 1991;         Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                            Capital Trust, 1993;       Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                            Annuity Portfolios, 1994.  CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                       (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                       Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                       Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                       University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                       Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                       Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                       Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                       Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK             2005 (all trusts).         EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                                Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                       & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                       Century Management; Director, American Century Companies, Inc.
                                                       Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                       Companies, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE          TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER             President, CEO             EVP, President, Director, Charles Schwab Investment Management,
5/4/55                      (all trusts).              Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                       Management Products and Services Enterprise. Until 6/03: EVP,
                                                       CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD             SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                      Officer (all trusts).      Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                       Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS              SVP, Chief Investment      Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                     Officer (all trusts).      Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                       Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                       Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER            SVP, Chief Investment      Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                     Officer (all trusts).      Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                       Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                       VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE            Chief Compliance           Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                    Officer (all trusts).      Officer, Charles Schwab Investment Management, Inc. Until 9/04:
                                                       VP, Charles Schwab & Co., Charles Schwab Investment Management,
                                                       Inc. Until 2002: VP of Internal Audit, Charles Schwab & Co., Inc.;
                                                       Chief Compliance Officer, Laudus Trust, Laudus Variable Insurance
                                                       Trust. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON              Secretary (all trusts).    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                       U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA              Treasurer, Principal       Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                      Financial Officer          Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                            (all trusts).              Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                       Managing Director at the New York Stock Exchange.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE          TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER          2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                First Cos., Omaha, NE (venture capital/fund management), Redwood
                                                       Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                       International (research), PMI Group, Inc. (mortgage insurance), Lucile
                                                       Packard Children's Hospital. Since 2/05: Director, Pacific Mutual
                                                       Holding Company (insurance). Since 2004: Laudus Trust, Laudus
                                                       Variable Insurance Trust. 2001: Stanford University, Special Assistant
                                                       to the President, from 1996-2001, VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD           Family of Funds, 1989;     CEO, Dorward & Associates (corporate management, marketing
9/23/31                     Investments, 1991;         and communications consulting). Until 1999: EVP, Managing Director,
                            Capital Trust, 1993;       Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                            Annuity Portfolios, 1994.  Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER           2000 (all trusts).         Dean Emeritus, Haas School of Business, University of California,
11/22/41                                               Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                       Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                       Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                       2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                       Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES            Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                     Investments, 1991;         services and investment advisory firm).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH             2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                                Trustee, Cooper Industries (electrical products, tools and hardware);
                                                       Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS          Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                     Investments, 1991;         Chair, CEO, North American Trust (real estate investment trust).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY           Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                     Investments, 1991;         management, and other investments).
                            Capital Trust, 1993;
                            Annuity Portfolios, 1994.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's web site at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Premier Equity Fund(TM)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

DISTRIBUTOR
Charles Schwab & Co., Inc. (Schwab)

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2005 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.
REG27230-02

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

SCHWAB CAPITAL TRUST

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

The following is the schedule of portfolio holdings at 04/30/05. The schedule should be read in conjunction with the fund's semi-annual report for the period ended 04/30/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 99.8% COMMON STOCK                                      7,050,716    7,841,207

  0.0% U.S. TREASURY
       OBLIGATIONS                                             947          947
--------------------------------------------------------------------------------
 99.8% TOTAL INVESTMENTS                                 7,051,663    7,842,154

  7.4% COLLATERAL INVESTED FOR
       SECURITIES ON LOAN                                  574,423      574,423

(7.2)% OTHER ASSETS AND
       LIABILITIES, NET                                                (561,978)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                               7,854,599

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.8% of net assets

      AUTOMOBILES & COMPONENTS  0.6%
      --------------------------------------------------------------------------
    @ Cooper Tire & Rubber Co.    54,055                                     943
      Dana Corp.    109,323                                                1,249
    @ Delphi Corp.    411,590                                              1,358
    @ Ford Motor Co.    1,366,196                                         12,446
    @ General Motors Corp.    421,477                                     11,245
   @o Goodyear Tire & Rubber Co.    128,972                                1,531
    @ Harley-Davidson, Inc.    215,426                                    10,129
      Johnson Controls, Inc.    139,605                                    7,660
    @ Visteon Corp.    94,253                                                330
                                                                     -----------
                                                                          46,891
      BANKS  7.7%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    261,463                                          6,882
  (7) Bank of America Corp.    2,999,740                                 135,108
    @ BB&T Corp.    405,181                                               15,887
      Comerica, Inc.    125,053                                            7,161
      Compass Bancshares, Inc.    90,398                                   3,889
      Countrywide Financial Corp.    429,216                              15,533
    @ Fannie Mae    715,743                                               38,614
      Fifth Third Bancorp    384,836                                      16,740
      First Horizon National Corp.    90,683                               3,766
      Freddie Mac    510,290                                              31,393
    @ Golden West Financial Corp.    208,731                              13,010
      Huntington Bancshares, Inc.    170,862                               4,017
      KeyCorp, Inc.    298,251                                             9,890
      M&T Bank Corp.    73,353                                             7,588
      Marshall & Ilsley Corp.    154,331                                   6,581
      MGIC Investment Corp.    71,557                                      4,222
      National City Corp.    439,424                                      14,923
      North Fork Bancorp., Inc.    345,763                                 9,733
      PNC Financial Services Group, Inc.    207,247                       11,032
      Regions Financial Corp.    340,877                                  11,416
      Sovereign Bancorp, Inc.    276,231                                   5,682
      SunTrust Banks, Inc.    251,004                                     18,281
      Synovus Financial Corp.    227,118                                   6,366
      U.S. Bancorp    1,370,545                                           38,238
      Wachovia Corp.    1,173,320                                         60,051
    @ Washington Mutual, Inc.    647,457                                  26,753
      Wells Fargo & Co.    1,254,900                                      75,219
      Zions Bancorp.    65,728                                             4,603
                                                                     -----------
                                                                         602,578
      CAPITAL GOODS  9.2%
      --------------------------------------------------------------------------
      3M Co.    571,569                                                   43,708
      American Power Conversion Corp.    133,395                           3,236
      American Standard Cos., Inc.    134,476                              6,012
      The Boeing Co.    615,483                                           36,633
      Caterpillar, Inc.    253,731                                        22,341
      Cooper Industries Ltd., Class A    67,625                            4,305
    @ Cummins, Inc.    31,599                                              2,149
    @ Danaher Corp.    205,305                                            10,395
      Deere & Co.    182,214                                              11,396
      Dover Corp.    149,907                                               5,451
    @ Eaton Corp.    111,400                                               6,534
      Emerson Electric Co.    310,265                                     19,444
      Fluor Corp.    61,123                                                3,151
      General Dynamics Corp.    148,044                                   15,552
 =(1) General Electric Co.    7,838,044                                  283,737
      Goodrich Corp.    88,154                                             3,553
      Honeywell International, Inc.    631,207                            22,572

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Illinois Tool Works, Inc.    203,282                                17,039
      Ingersoll-Rand Co., Class A    129,295                               9,939
      ITT Industries, Inc.    67,688                                       6,123
      L-3 Communications Holdings, Inc.    84,426                          5,992
      Lockheed Martin Corp.    297,604                                    18,139
    @ Masco Corp.    328,581                                              10,347
    o Navistar International Corp.    52,091                               1,538
      Northrop Grumman Corp.    267,093                                   14,647
      Paccar, Inc.    127,427                                              8,652
      Pall Corp.    92,179                                                 2,473
      Parker Hannifin Corp.    87,564                                      5,249
      Raytheon Co.    336,127                                             12,642
      Rockwell Automation, Inc.    129,971                                 6,009
    @ Rockwell Collins, Inc.    133,107                                    6,107
      Textron, Inc.    100,787                                             7,594
    @ Tyco International Ltd.    1,489,742                                46,644
      United Technologies Corp.    378,665                                38,518
      W.W. Grainger, Inc.    61,933                                        3,424
                                                                     -----------
                                                                         721,245
      COMMERCIAL SERVICES & SUPPLIES  0.9%
      --------------------------------------------------------------------------
   @o Allied Waste Industries, Inc.    201,596                             1,611
    o Apollo Group, Inc., Class A    123,633                               8,916
    @ Avery Dennison Corp.    75,426                                       3,949
      Cendant Corp.    780,781                                            15,545
    @ Cintas Corp.    111,029                                              4,285
      Equifax, Inc.    99,625                                              3,352
    @ H&R Block, Inc.    120,802                                           6,017
    o Monster Worldwide, Inc.    87,988                                    2,025
      Pitney Bowes, Inc.    169,879                                        7,597
      R.R. Donnelley & Sons Co.    161,020                                 5,299
    @ Robert Half International, Inc.    119,272                           2,960
      Waste Management, Inc.    419,673                                   11,957
                                                                     -----------
                                                                          73,513
      CONSUMER DURABLES & APPAREL  1.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    59,017                                       4,936
    @ Brunswick Corp.    69,935                                            2,937
      Centex Corp.    91,668                                               5,291
   @o Coach, Inc.    285,360                                               7,648
    @ Eastman Kodak Co.    210,238                                         5,256
    @ Fortune Brands, Inc.    105,692                                      8,939
    @ Hasbro, Inc.    123,478                                              2,336
    @ Jones Apparel Group, Inc.    90,059                                  2,742
      KB Home    61,846                                                    3,525
      Leggett & Platt, Inc.    140,599                                     3,790
      Liz Claiborne, Inc.    79,588                                        2,820
      Mattel, Inc.    304,361                                              5,494
    @ Maytag Corp.    58,907                                                 571
    @ Newell Rubbermaid, Inc.    202,979                                   4,411
    @ Nike, Inc., Class B    169,804                                      13,043
      Pulte Homes, Inc.    87,986                                          6,287
    @ Reebok International Ltd.    42,927                                  1,743
      Snap-On, Inc.    42,004                                              1,393
      The Stanley Works    55,804                                          2,401
      VF Corp.    72,717                                                   4,115
      Whirlpool Corp.    49,078                                            3,046
                                                                     -----------
                                                                          92,724
      DIVERSIFIED FINANCIALS  7.8%
      --------------------------------------------------------------------------
      American Express Co.    868,087                                     45,748
      The Bank of New York Co., Inc.    575,969                           16,093
      The Bear Stearns Cos., Inc.    84,556                                8,004
    @ Capital One Financial Corp.    182,753                              12,955
    / The Charles Schwab Corp.    856,651                                  8,866
      CIT Group, Inc.    155,036                                           6,245
  (4) Citigroup, Inc.    3,864,055                                       181,456
    o E*TRADE Financial Corp.    272,809                                   3,031
      Federated Investors, Inc., Class B    70,682                         2,011
      Franklin Resources, Inc.    147,574                                 10,136
      Goldman Sachs Group, Inc.    332,176                                35,473
      Janus Capital Group, Inc.    173,293                                 2,251
      JPMorgan Chase & Co.    2,629,773                                   93,331
      Lehman Brothers Holdings, Inc.    204,223                           18,731
      MBNA Corp.    945,588                                               18,675
      Mellon Financial Corp.    311,414                                    8,623
      Merrill Lynch & Co., Inc.    688,294                                37,120
    @ Moody's Corp.    101,866                                             8,367
      Morgan Stanley    823,373                                           43,326
      Northern Trust Corp.    151,149                                      6,806
      Principal Financial Group, Inc.    221,613                           8,661
    o Providian Financial Corp.    214,989                                 3,584
      SLM Corp.    317,783                                                15,139
      State Street Corp.    244,492                                       11,303
      T. Rowe Price Group, Inc.    91,497                                  5,048
                                                                     -----------
                                                                         610,983
      ENERGY  8.5%
      --------------------------------------------------------------------------
    @ Amerada Hess Corp.    63,286                                         5,927
      Anadarko Petroleum Corp.    175,981                                 12,854
    @ Apache Corp.    241,326                                             13,584
      Ashland, Inc.    49,204                                              3,308
      Baker Hughes, Inc.    252,351                                       11,134
    @ BJ Services Co.    119,010                                           5,802
      Burlington Resources, Inc.    287,108                               13,956
      ChevronTexaco Corp.    1,557,321                                    80,981
      ConocoPhillips    514,909                                           53,988
      Devon Energy Corp.    356,432                                       16,100
      El Paso Corp.    471,784                                             4,713
      EOG Resources, Inc.    178,322                                       8,479

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
  (2) Exxon Mobil Corp.    4,721,923                                     269,291
    @ Halliburton Co.    373,276                                          15,525
    @ Kerr-McGee Corp.    121,783                                          9,450
      Kinder Morgan, Inc.    81,614                                        6,240
      Marathon Oil Corp.    258,957                                       12,060
    o Nabors Industries Ltd.    105,216                                    5,668
    o National-Oilwell Varco, Inc.    125,200                              4,975
      Noble Corp.    98,342                                                5,006
      Occidental Petroleum Corp.    293,947                               20,282
      Rowan Cos., Inc.    76,967                                           2,042
      Schlumberger Ltd.    437,073                                        29,900
      Sunoco, Inc.    51,047                                               5,067
    o Transocean, Inc.    235,832                                         10,936
      Unocal Corp.    201,884                                             11,013
      Valero Energy Corp.    189,709                                      13,001
      Williams Cos., Inc.    425,521                                       7,242
      XTO Energy, Inc.    254,622                                          7,682
                                                                     -----------
                                                                         666,206
      FOOD & STAPLES RETAILING  2.8%
      --------------------------------------------------------------------------
    @ Albertson's, Inc.    269,967                                         5,343
    @ Costco Wholesale Corp.    349,236                                   14,172
      CVS Corp.    295,762                                                15,255
   @o Kroger Co.    542,085                                                8,549
   @o Safeway, Inc.    328,395                                             6,991
      Supervalu, Inc.    98,859                                            3,120
      Sysco Corp.    471,297                                              16,307
@=(8) Wal-Mart Stores, Inc.    2,507,092                                 118,184
      Walgreen Co.    757,847                                             32,633
                                                                     -----------
                                                                         220,554
      FOOD BEVERAGE & TOBACCO  5.0%
      --------------------------------------------------------------------------
    @ Altria Group, Inc.    1,530,793                                     99,486
      Anheuser-Busch Cos., Inc.    574,490                                26,926
    @ Archer-Daniels-Midland Co.    463,030                                8,330
      Brown-Forman Corp., Class B    67,222                                3,731
      Campbell Soup Co.    242,964                                         7,226
      The Coca-Cola Co.    1,676,447                                      72,825
      Coca-Cola Enterprises, Inc.    263,154                               5,342
      ConAgra Foods, Inc.    377,184                                      10,090
      General Mills, Inc.    269,928                                      13,334
      H.J. Heinz Co.    256,336                                            9,446
      Hershey Foods Corp.    163,215                                      10,429
      Kellogg Co.    261,871                                              11,771
      McCormick & Co., Inc.    101,330                                     3,505
      Molson Coors Brewing Co., Class B    59,937                          3,701
      The Pepsi Bottling Group, Inc.    147,502                            4,229
      PepsiCo, Inc.    1,240,967                                          69,047
      Reynolds American, Inc.    86,882                                    6,774
      Sara Lee Corp.    588,990                                           12,599
      UST, Inc.    121,170                                                 5,550
      Wm. Wrigley Jr. Co.    145,952                                      10,090
                                                                     -----------
                                                                         394,431
      HEALTH CARE EQUIPMENT & SERVICES  5.0%
      --------------------------------------------------------------------------
      Aetna, Inc.    217,634                                              15,968
    @ AmerisourceBergen Corp.    78,128                                    4,788
      Bausch & Lomb, Inc.    39,579                                        2,968
      Baxter International, Inc.    458,579                               17,013
      Becton Dickinson & Co.    185,716                                   10,868
      Biomet, Inc.    185,602                                              7,181
   @o Boston Scientific Corp.    562,410                                  16,636
      C.R. Bard, Inc.    77,049                                            5,484
      Cardinal Health, Inc.    320,789                                    17,826
    o Caremark Rx, Inc.    337,900                                        13,533
      CIGNA Corp.    98,449                                                9,055
    o Express Scripts, Inc.    55,988                                      5,019
    o Fisher Scientific International, Inc.    85,951                      5,104
      Guidant Corp.    238,722                                            17,685
    @ HCA, Inc.    305,610                                                17,065
    @ Health Management Associates, Inc., Class A   178,542                4,415
    o Hospira, Inc.    115,144                                             3,863
   @o Humana, Inc.    116,864                                              4,049
      IMS Health, Inc.    170,917                                          4,099
    o Laboratory Corp. of America Holdings    101,939                      5,046
      Manor Care, Inc.    63,934                                           2,132
      McKesson Corp.    215,950                                            7,990
    o Medco Health Solutions, Inc.    205,444                             10,472
      Medtronic, Inc.    895,053                                          47,169
    o Millipore Corp.    35,916                                            1,732
      PerkinElmer, Inc.    92,402                                          1,709
      Quest Diagnostics    67,776                                          7,171
    o St. Jude Medical, Inc.    269,343                                   10,512
      Stryker Corp.    278,455                                            13,519
   @o Tenet Healthcare Corp.    342,678                                    4,102
    o Thermo Electron Corp.    115,362                                     2,882
      UnitedHealth Group, Inc.    474,623                                 44,857
    o Waters Corp.    88,402                                               3,503
    o WellPoint, Inc.    226,049                                          28,878
    o Zimmer Holdings, Inc.    182,331                                    14,845
                                                                     -----------
                                                                         389,138
      HOTELS RESTAURANTS & LEISURE  1.5%
      --------------------------------------------------------------------------
    @ Carnival Corp.    389,851                                           19,056
      Darden Restaurants, Inc.    109,664                                  3,290
    @ Harrah's Entertainment, Inc.    82,601                               5,420
      Hilton Hotels Corp.    283,166                                       6,182
      International Game Technology    252,802                             6,798

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Marriott International, Inc., Class A    149,902                     9,406
      McDonald's Corp.    943,122                                         27,643
    o Starbucks Corp.    295,496                                          14,633
      Starwood Hotels & Resorts Worldwide, Inc.    158,578                 8,617
    @ Wendy's International, Inc.    83,589                                3,588
      Yum! Brands, Inc.    214,822                                        10,088
                                                                     -----------
                                                                         114,721
      HOUSEHOLD & PERSONAL PRODUCTS  2.6%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    62,844                                2,797
    @ Avon Products, Inc.    348,707                                      13,976
      Clorox Co.    111,433                                                7,054
      Colgate-Palmolive Co.    388,909                                    19,364
      The Gillette Co.    733,546                                         37,880
      Kimberly-Clark Corp.    357,242                                     22,310
=(10) Procter & Gamble Co.    1,866,731                                  101,083
                                                                     -----------
                                                                         204,464
      INSURANCE  4.1%
      --------------------------------------------------------------------------
      ACE Ltd.    208,457                                                  8,955
      AFLAC, Inc.    371,156                                              15,087
      The Allstate Corp.    503,917                                       28,300
      AMBAC Financial Group, Inc.    79,328                                5,303
      American International Group, Inc.    1,927,413                     98,009
    @ AON Corp.    232,055                                                 4,838
    @ Chubb Corp.    140,469                                              11,488
      Cincinnati Financial Corp.    123,819                                4,982
      Hartford Financial Services Group, Inc.    218,663                  15,825
      Jefferson-Pilot Corp.    100,107                                     5,026
      Lincoln National Corp.    128,037                                    5,758
      Loews Corp.    116,811                                               8,280
      Marsh & McLennan Cos., Inc.    394,670                              11,063
    @ MBIA, Inc.    103,699                                                5,432
      Metlife, Inc.    544,664                                            21,187
      The Progressive Corp.    148,016                                    13,509
      Prudential Financial, Inc.    387,728                               22,159
    @ Safeco Corp.    93,175                                               4,908
    @ The St. Paul Travelers Cos., Inc.    495,412                        17,736
      Torchmark Corp.    79,951                                            4,272
    @ UnumProvident Corp.    218,652                                       3,656
    @ XL Capital Ltd., Class A    102,152                                  7,181
                                                                     -----------
                                                                         322,954
      MATERIALS  3.1%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    166,727                            9,792
      Alcoa, Inc.    644,873                                              18,714
      Allegheny Technologies, Inc.    70,801                               1,586
    @ Ball Corp.    82,520                                                 3,260
      Bemis Co.    77,431                                                  2,134
      The Dow Chemical Co.    707,469                                     32,494
      E.I. du Pont de Nemours & Co.    739,739                            34,849
      Eastman Chemical Co.    57,113                                       3,084
      Ecolab, Inc.    164,767                                              5,390
      Engelhard Corp.    89,675                                            2,747
      Freeport-McMoran Copper & Gold, Inc., Class B     131,286            4,550
    @ Georgia-Pacific Corp.    189,273                                     6,486
      Great Lakes Chemical Corp.    37,012                                 1,149
    o Hercules, Inc.    83,082                                             1,099
      International Flavors & Fragrances, Inc.    65,547                   2,484
      International Paper Co.    365,849                                  12,545
    @ Louisiana-Pacific Corp.    79,284                                    1,950
      MeadWestvaco Corp.    148,075                                        4,361
      Monsanto Co.    198,710                                             11,648
    @ Newmont Mining Corp.    331,212                                     12,576
    @ Nucor Corp.    116,548                                               5,956
    o Pactiv Corp.    109,755                                              2,353
      Phelps Dodge Corp.    72,141                                         6,193
      PPG Industries, Inc.    129,209                                      8,728
      Praxair, Inc.    238,198                                            11,155
      Rohm & Haas Co.    142,081                                           6,203
    o Sealed Air Corp.    61,284                                           2,969
      Sigma-Aldrich Corp.    49,454                                        2,890
    @ Temple-Inland, Inc.    81,988                                        2,767
      United States Steel Corp.    83,313                                  3,563
      Vulcan Materials Co.    75,016                                       3,979
      Weyerhaeuser Co.    181,144                                         12,428
                                                                     -----------
                                                                         242,082
      MEDIA  3.9%
      --------------------------------------------------------------------------
    @ Clear Channel Communications, Inc.    393,340                       12,563
    o Comcast Corp., Class A    1,637,001                                 52,564
    @ Dow Jones & Co., Inc.    52,444                                      1,754
    @ Gannett Co., Inc.    187,229                                        14,417
    o Interpublic Group of Cos., Inc.    309,079                           3,975
    @ Knight-Ridder, Inc.    55,691                                        3,603
      The McGraw-Hill Cos., Inc.    142,119                               12,376
      Meredith Corp.    33,679                                             1,583
      New York Times Co., Class A    106,890                               3,566
    o News Corp, Inc., Class A    2,139,044                               32,685
    @ Omnicom Group, Inc.    139,056                                      11,528
    o Time Warner, Inc.    3,401,045                                      57,171
    @ Tribune Co.    221,617                                               8,554
    o Univision Communications, Inc., Class A    216,852                   5,701
      Viacom, Inc., Class B    1,261,757                                  43,682

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      The Walt Disney Co.    1,515,087                                    39,998
                                                                     -----------
                                                                         305,720
      PHARMACEUTICALS & BIOTECHNOLOGY  8.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    1,153,605                                    56,711
    @ Allergan, Inc.    96,668                                             6,805
    o Amgen, Inc.    926,976                                              53,959
      Applied Biosystems Group -- Applera Corp.   141,094                  2,991
    o Biogen Idec, Inc.    245,734                                         8,905
      Bristol-Myers Squibb Co.    1,445,017                               37,571
    o Chiron Corp.    110,149                                              3,762
      Eli Lilly & Co.    838,198                                          49,009
    o Forest Laboratories, Inc.    261,086                                 9,316
    o Genzyme Corp.    181,733                                            10,651
    o Gilead Sciences, Inc.    317,484                                    11,779
  (5) Johnson & Johnson    2,200,563                                     151,025
    o King Pharmaceuticals, Inc.    178,442                                1,428
    o Medimmune, Inc.    184,009                                           4,668
      Merck & Co., Inc.    1,634,020                                      55,393
    @ Mylan Laboratories, Inc.    199,331                                  3,289
  (6) Pfizer, Inc.    5,521,031                                          150,006
      Schering-Plough Corp.    1,091,487                                  22,779
    o Watson Pharmaceuticals, Inc.    79,122                               2,374
      Wyeth    988,721                                                    44,433
                                                                     -----------
                                                                         686,854
      REAL ESTATE  0.6%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management Co., Class A     68,916            2,627
    @ Archstone-Smith Trust    144,293                                     5,190
      Equity Office Properties Trust    295,722                            9,307
      Equity Residential    206,677                                        7,099
      Plum Creek Timber Co., Inc.    135,359                               4,675
      ProLogis    135,359                                                  5,359
    @ Simon Property Group, Inc.    162,165                               10,714
                                                                     -----------
                                                                          44,971
      RETAILING  3.8%
      --------------------------------------------------------------------------
   @o Autonation, Inc.    167,749                                          3,065
    o AutoZone, Inc.    50,218                                             4,168
    o Bed, Bath & Beyond, Inc.    221,751                                  8,251
      Best Buy Co., Inc.    222,796                                       11,216
   @o Big Lots, Inc.    83,238                                               847
    @ Circuit City Stores, Inc.    144,555                                 2,284
      Dillards, Inc., Class A    52,379                                    1,219
      Dollar General Corp.    224,023                                      4,559
    o eBay, Inc.    897,348                                               28,473
      Family Dollar Stores, Inc.    121,282                                3,272
    @ Federated Department Stores, Inc.    124,090                         7,135
      The Gap, Inc.    549,584                                            11,734
      Genuine Parts Co.    128,029                                         5,493
      Home Depot, Inc.    1,625,066                                       57,479
      J.C. Penney Co., Inc. Holding Co.    200,407                         9,501
    o Kohl's Corp.    242,183                                             11,528
      Limitedbrands    283,843                                             6,157
      Lowe's Cos., Inc.    572,882                                        29,853
      The May Department Stores Co.    214,635                             7,529
      Nordstrom, Inc.    93,631                                            4,759
    o Office Depot, Inc.    229,115                                        4,486
    @ OfficeMax, Inc.    68,301                                            2,218
      RadioShack Corp.    114,074                                          2,848
    o Sears Holdings Corp.    67,992                                       9,195
      The Sherwin-Williams Co.    94,042                                   4,192
      Staples, Inc.    547,722                                            10,445
      Target Corp.    664,397                                             30,835
      Tiffany & Co.    107,939                                             3,254
      TJX Cos., Inc.    353,479                                            8,006
    o Toys 'R' Us, Inc.    158,378                                         4,015
                                                                     -----------
                                                                         298,016
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.0%
      --------------------------------------------------------------------------
   @o Advanced Micro Devices, Inc.    285,179                              4,058
    o Altera Corp.    273,076                                              5,661
    @ Analog Devices, Inc.    275,645                                      9,402
   @o Applied Materials, Inc.    1,234,240                                18,353
    o Applied Micro Circuits Corp.    226,301                                604
    o Broadcom Corp., Class A    216,076                                   6,463
   @o Freescale Semiconductor, Inc., Class B    299,613                    5,651
  (9) Intel Corp.    4,608,177                                           108,384
   @o KLA-Tencor Corp.    143,352                                          5,594
    @ Linear Technology Corp.    225,193                                   8,048
    o LSI Logic Corp.    279,453                                           1,498
      Maxim Integrated Products, Inc.    243,741                           9,116
   @o Micron Technology, Inc.    449,170                                   4,362
      National Semiconductor Corp.    264,357                              5,044
   @o Novellus Systems, Inc.    103,363                                    2,422
    o Nvidia Corp.    121,923                                              2,675
    o PMC -- Sierra, Inc.    126,791                                       1,022
    o Teradyne, Inc.    141,180                                            1,556
      Texas Instruments, Inc.    1,272,811                                31,769
      Xilinx, Inc.    256,806                                              6,918
                                                                     -----------
                                                                         238,600

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      SOFTWARE & SERVICES  5.4%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc.    181,587                                      10,799
   @o Affiliated Computer Services, Inc., Class A    94,747                4,517
      Autodesk, Inc.    167,210                                            5,322
      Automatic Data Processing, Inc.    431,456                          18,742
    o BMC Software, Inc.    165,404                                        2,680
    o Citrix Systems, Inc.    124,110                                      2,793
      Computer Associates International, Inc.    397,122                  10,683
    o Computer Sciences Corp.    139,464                                   6,064
    o Compuware Corp.    281,860                                           1,677
    o Convergys Corp.    105,275                                           1,364
    o Electronic Arts, Inc.    229,808                                    12,269
    @ Electronic Data Systems Corp.    376,915                             7,293
      First Data Corp.    595,872                                         22,661
   @o Fiserv, Inc.    143,405                                              6,066
    o Intuit, Inc.    137,429                                              5,538
   @o Mercury Interactive Corp.    62,208                                  2,571
 =(3) Microsoft Corp.    7,482,586                                       189,309
    o Novell, Inc.    276,958                                              1,637
    o Oracle Corp.    3,325,153                                           38,439
    o Parametric Technology Corp.    195,843                               1,042
      Paychex, Inc.    264,236                                             8,086
    @ Sabre Holdings Corp., Class A    100,239                             1,961
    o Siebel Systems, Inc.    375,436                                      3,379
    o SunGard Data Systems, Inc.    211,882                                7,077
    o Symantec Corp.    521,476                                            9,793
    o Unisys Corp.    247,170                                              1,604
    o Veritas Software Corp.    311,155                                    6,407
    o Yahoo! Inc.    967,496                                              33,388
                                                                     -----------
                                                                         423,161
      TECHNOLOGY HARDWARE & EQUIPMENT  6.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    600,880                              1,364
   @o Agilent Technologies, Inc.    322,549                                6,693
    o Andrew Corp.    119,413                                              1,465
   @o Apple Computer, Inc.    604,672                                     21,804
    o Avaya, Inc.    358,187                                               3,109
    o CIENA Corp.    427,056                                                 982
    o Cisco Systems, Inc.    4,783,466                                    82,658
    o Comverse Technology, Inc.    145,354                                 3,313
    o Corning, Inc.    1,042,470                                          14,334
    o Dell, Inc.    1,818,384                                             63,334
    o EMC Corp.    1,780,120                                              23,355
    o Gateway, Inc.    221,871                                               757
      Hewlett-Packard Co.    2,142,791                                    43,863
      International Business Machines Corp.    1,208,120                  92,276
    o Jabil Circuit, Inc.    136,334                                       3,763
    o JDS Uniphase Corp.    1,052,532                                      1,558
    o Lexmark International, Inc., Class A    94,609                       6,571
    o Lucent Technologies, Inc.    3,242,718                               7,880
      Molex, Inc.    124,543                                               3,165
    @ Motorola, Inc.    1,817,807                                         27,885
    o NCR Corp.    136,688                                                 4,511
   @o Network Appliance, Inc.    273,257                                   7,277
    o QLogic Corp.    68,381                                               2,273
      Qualcomm, Inc.    1,217,843                                         42,490
    o Sanmina -- SCI Corp.    386,523                                      1,550
      Scientific-Atlanta, Inc.    112,450                                  3,439
    o Solectron Corp.    712,353                                           2,351
    o Sun Microsystems, Inc.    2,520,475                                  9,149
      Symbol Technologies, Inc.    177,779                                 2,377
      Tektronix, Inc.    65,968                                            1,429
    o Tellabs, Inc.    339,683                                             2,636
    o Xerox Corp.    714,373                                               9,465
                                                                     -----------
                                                                         499,076
      TELECOMMUNICATION SERVICES  3.2%
      --------------------------------------------------------------------------
    @ Alltel Corp.    222,780                                             12,690
      AT&T Corp.    597,172                                               11,424
      BellSouth Corp.    1,354,413                                        35,878
    @ CenturyTel, Inc.    99,175                                           3,044
    @ Citizens Communications Co.    245,297                               3,128
    o Nextel Communications, Inc., Class A    835,316                     23,380
   @o Qwest Communications International, Inc.    1,242,050                4,248
      SBC Communications, Inc.    2,442,820                               58,139
    @ Sprint Corp. (FON Group)    1,095,756                               24,391
      Verizon Communications, Inc.    2,049,861                           73,385
                                                                     -----------
                                                                         249,707
      TRANSPORTATION  1.6%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    279,733                       13,497
      CSX Corp.    157,545                                                 6,322
   @o Delta Air Lines, Inc.    89,460                                        294
      FedEx Corp.    222,924                                              18,937
      Norfolk Southern Corp.    298,671                                    9,378
      Ryder Systems, Inc.    47,160                                        1,742
      Southwest Airlines Co.    547,469                                    8,146
      Union Pacific Corp.    194,735                                      12,450
      United Parcel Service, Inc., Class B    828,253                     59,063
                                                                     -----------
                                                                         129,829

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      UTILITIES  3.3%
      --------------------------------------------------------------------------
    o The AES Corp.    478,213                                             7,690
   @o Allegheny Energy, Inc.    101,654                                    2,484
      Ameren Corp.    142,850                                              7,385
    @ American Electric Power Co., Inc.    284,389                        10,016
   @o Calpine Corp.    393,758                                               705
    @ Centerpoint Energy, Inc.    223,395                                  2,645
      Cinergy Corp.    138,223                                             5,474
    o CMS Energy Corp.    140,346                                          1,813
    @ Consolidated Edison, Inc.    178,296                                 7,717
      Constellation Energy Group, Inc.    128,977                          6,779
      Dominion Resources, Inc.    252,040                                 19,004
    @ DTE Energy Co.    127,739                                            5,869
    @ Duke Energy Corp.    695,409                                        20,299
   @o Dynegy, Inc., Class A    276,660                                       927
      Edison International    238,948                                      8,674
      Entergy Corp.    158,377                                            11,609
      Exelon Corp.    491,959                                             24,352
    @ FirstEnergy Corp.    241,864                                        10,526
    @ FPL Group, Inc.    291,936                                          11,917
      KeySpan Corp.    118,311                                             4,487
      Nicor, Inc.    32,404                                                1,198
      NiSource, Inc.    198,338                                            4,609
      Peoples Energy Corp.    26,445                                       1,047
   @o PG&E Corp.    269,197                                                9,346
      Pinnacle West Capital Corp.    66,777                                2,798
      PPL Corp.    139,396                                                 7,564
      Progress Energy, Inc.    181,989                                     7,642
      Public Service Enterprise Group, Inc.    174,369                    10,131
      Sempra Energy    177,628                                             7,173
      The Southern Co.    549,632                                         18,110
      TECO Energy, Inc.    146,546                                         2,434
      TXU Corp.    178,584                                                15,321
    @ Xcel Energy, Inc.    293,601                                         5,044
                                                                     -----------
                                                                         262,789

                                                       FACE
      SECURITY,                                       AMOUNT            VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
      U.S. TREASURY OBLIGATIONS  0.0% of net assets
    = U.S. Treasury Bills
          2.73%-2.76%, 06/16/05                             950              947

      END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  1.6%
      --------------------------------------------------------------------------
      Bank of America Corp.
          2.80%, 05/02/05                                16,073           16,073
      Canadian Imperial Bank of
      Commerce/New York
          1.72%, 05/25/05                                 6,743            6,742
      Fortis Bank NY
          2.06%, 06/08/05                                 8,678            8,676
          1.78%, 06/06/05                                 8,409            8,408
      Skandinav Enskilda Bank
          2.94%, 05/17/05                                59,617           59,617
      Societe Generale
          2.91%, 05/16/05                                21,791           21,783
                                                                     -----------
                                                                         121,299

      SHORT-TERM INVESTMENTS  5.8%
      --------------------------------------------------------------------------
      KBC Bank, TIme Deposit
          2.95%, 05/02/05                                23,888           23,888


      SECURITY AND NUMBER OF SHARES

      Institutional Money Market Trust                                   429,236
         429,235,810                                                 -----------
                                                                         453,124


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of contracts.

                                        NUMBER
                                          OF           CONTRACT       UNREALIZED
                                       CONTRACTS         VALUE          GAINS
FUTURES CONTRACTS
S&P 500 Index e-mini,
Long Expires 06/17/05                     28             1,622            8

SCHWAB CAPITAL TRUST

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS  as of April 30, 2005, unaudited

The following is the schedule of portfolio holdings at 04/30/05. The schedule should be read in conjunction with the fund's semi-annual report for the period ended 04/30/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                ($x1,000)           ($x1,000)
---------------------------------------------------------------------------------
  99.7%   COMMON STOCK                              1,348,798          1,541,440

   0.2%   SHORT-TERM
          INVESTMENT                                    3,343              3,343
---------------------------------------------------------------------------------
  99.9%   TOTAL INVESTMENTS                         1,352,141          1,544,783

  10.2%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                          156,507            156,507

(10.1)%   OTHER ASSETS AND
          LIABILITIES, NET                                              (155,655)
---------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                             1,545,635

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.7% of net assets

       AUTOMOBILES & COMPONENTS  0.9%
       -------------------------------------------------------------------------
     @ American Axle & Manufacturing Holdings, Inc.    85,991              1,716
       ArvinMeritor, Inc.    114,912                                       1,365
       Bandag, Inc.    31,935                                              1,387
       Cooper Tire & Rubber Co.    123,914                                 2,162
     o Keystone Automotive Industries, Inc.    1,600                          32
       Modine Manufacturing Co.    56,964                                  1,543
       Sauer-Danfoss, Inc.    78,583                                       1,554
     @ Superior Industries International, Inc.    44,200                     899
     o Tenneco Automotive, Inc.    69,569                                    893
       Visteon Corp.    214,603                                              751
     @ Winnebago Industries, Inc.    56,121                                1,635
                                                                     -----------
                                                                          13,937
       BANKS  9.0%
       -------------------------------------------------------------------------
       1st Source Corp.    25,256                                            558
    @o Accredited Home Lenders Holding Co.    34,449                       1,369
       Alabama National Bancorp    26,948                                  1,541
       Amcore Financial, Inc.    46,330                                    1,193
       Anchor Bancorp Wisconsin, Inc.    43,749                            1,156
       Bancfirst Corp.    13,400                                             945
       Bancorpsouth, Inc.    90,075                                        1,907
       Bank Mutual Corp.    107,783                                        1,135
       Bank of the Ozarks, Inc.    14,214                                    440
       BankAtlantic Bancorp, Inc., Class A    98,682                       1,684
     o BankUnited Financial Corp., Class A    49,433                       1,180
       Boston Private Financial Holdings, Inc.    45,301                   1,012
       Brookline Bancorp, Inc.    102,122                                  1,532
       Capital City Bank Group, Inc.    6,915                                260
       Capitol Bancorp Ltd.    5,656                                         173
       Cathay General Bancorp., Inc.    59,156                             1,944
       Central Pacific Financial Co.    49,000                             1,597
       Charter Financial Corp.    8,641                                      272
       CharterMac    82,419                                                1,723
       Chemical Financial Corp.    41,639                                  1,247
       Chittenden Corp.    60,161                                          1,511
       Citizens Banking Corp. Michigan    49,123                           1,317
       City Holding Co.    16,587                                            533
       The Commercial Capital Bancorp, Inc.    88,433                      1,396
       Commercial Federal Corp.    65,782                                  1,718
       Community Bank System, Inc.    47,421                               1,049
     @ Community Banks, Inc.    16,700                                       405
       Community Trust Bancorp, Inc.    16,832                               506
       Corus Bankshares, Inc.    50,072                                    2,445
       CVB Financial Corp.    104,051                                      1,790
       Dime Community Bancshares, Inc.    61,698                             916
   (8) Downey Financial Corp.    46,321                                    2,998
       Fidelity Bankshares, Inc.    38,816                                   895
       First Charter Corp.    56,321                                       1,219
       First Citizens BancShares, Inc., Class A    17,099                  2,198
       First Commonwealth Financial Corp.    113,789                       1,497
       First Community Bancorp    25,716                                   1,063
       First Financial Bancorp    72,503                                   1,254
       First Financial Bancshares, Inc.    25,666                          1,050
       First Financial Corp. Indiana    16,397                               436

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       First Merchants Corp.    14,167                                       360
       First Midwest Bancorp, Inc. Illinois    52,146                      1,703
       First Niagra Financial Group, Inc.    184,377                       2,312
       First Republic Bank    39,354                                       1,231
     o FirstFed Financial Corp.    27,172                                  1,376
       Flagstar Bancorp., Inc.    74,061                                   1,410
     @ FNB Corp.    76,618                                                 1,452
       Frontier Financial Corp.    30,852                                  1,113
       Glacier Bancorp, Inc.    40,528                                     1,085
       Gold Banc Corp., Inc.    66,413                                       918
       Greater Bay Bancorp    84,847                                       2,135
       Hancock Holding Co.    53,847                                       1,606
       Hanmi Financial Corp.    80,657                                     1,182
       Harbor Florida Bancshares, Inc.    39,408                           1,364
       Harleysville National Corp.    45,817                                 914
       Hudson United Bancorp    74,445                                     2,550
       IBERIABANK Corp.    7,918                                             451
       Independent Bank Corp.    11,953                                      328
       Independent Bank Corp. Michigan    37,112                           1,014
       Integra Bank Corp.    28,821                                          588
       Irwin Financial Corp.    46,881                                       941
       MAF Bancorp., Inc.    54,024                                        2,181
       Main Street Banks, Inc.    32,147                                     762
       MB Financial, Inc.    50,832                                        1,849
       Mid-State Bancshares    39,695                                        968
       Midwest Banc Holdings, Inc.    22,806                                 413
       National Penn Bancshares, Inc.    66,217                            1,485
       NBT Bancorp., Inc.    53,981                                        1,122
       NetBank, Inc.    25,334                                               208
       NewAlliance Bancshares, Inc.    150,359                             1,970
       Northwest Bancorp, Inc.    79,433                                   1,634
    @o Ocwen Financial Corp.    66,262                                       482
       Old National Bancorp.    114,906                                    2,194
       Oriental Financial Group    39,903                                    557
       Pacific Capital Bancorp.    52,484                                  1,513
       Park National Corp.    15,671                                       1,575
       PFF Bancorp, Inc.    46,151                                         1,289
       PrivateBancorp, Inc.    33,641                                      1,051
       Prosperity Bancshares, Inc.    36,900                                 943
       Provident Bancorp, Inc    34,695                                      367
       Provident Bankshares Corp.    54,675                                1,601
       Provident Financial Services, Inc.    132,631                       2,253
       R&G Financial Corp., Class B    48,931                                695
       Republic Bancorp, Inc.    120,232                                   1,525
       Riggs National Corp.    48,464                                        946
       S&T Bancorp, Inc.    47,599                                         1,609
       Sandy Spring Bancorp, Inc.    20,522                                  637
       Santander BanCorp    33,014                                           732
     o Signature Bank NY    15,610                                           384
    @o Silicon Valley Bancshares    59,036                                 2,798
       Simmons First National Corp., Class A    6,969                        165
       Southwest Bancorp of Texas, Inc.    112,872                         1,874
       Sterling Bancorp NY    28,565                                         657
       Sterling Bancshares, Inc. Texas    74,305                             998
       Sterling Financial Corp.    40,223                                  1,016
     o Sterling Financial Corp. Washington    37,422                       1,223
       Suffolk Bancorp    15,485                                             404
       Susquehanna Bancshares, Inc.    76,915                              1,618
     o Texas Capital Bancshares, Inc.    27,994                              500
       Texas Regional Bancshares, Inc., Class A    85,072                  2,371
       Tompkins Trustco, Inc.    10,868                                      421
       Trustco Bank Corp. NY    124,675                                    1,373
       Trustmark Corp.    80,763                                           2,223
       UMB Financial Corp.    36,502                                       1,976
       Umpqua Holdings Corp.    72,508                                     1,611
       United Bankshares, Inc.    54,663                                   1,674
       United Community Banks, Inc. Georgia    68,660                      1,558
       Unizan Financial Corp.    17,914                                      455
       USB Holding Co., Inc.    33,828                                       683
       WesBanco, Inc.    35,948                                              966
       Westamerica Bancorp.    52,530                                      2,623
       Wintrust Financial Corp.    33,997                                  1,561
                                                                     -----------
                                                                         138,790
       CAPITAL GOODS  8.0%
       -------------------------------------------------------------------------
       A.O. Smith Corp., Class B    48,501                                 1,382
     o AAR Corp.    2,978                                                     44
     o Actuant Corp., Class A    43,496                                    1,852
       Acuity Brands, Inc.    70,532                                       1,686
     o AGCO Corp.    149,475                                               2,571
       Albany International Corp., Class A    54,871                       1,721
       American Woodmark Corp.    27,236                                     867
       Applied Industrial Technologies, Inc.    48,176                     1,344
     o Armor Holdings, Inc.    54,036                                      1,892
    @o Artesyn Technologies, Inc.    6,367                                    45
     o Aviall, Inc.    53,799                                              1,574
       Baldor Electric Co.    53,973                                       1,344
       Barnes Group, Inc.    38,333                                        1,102
     o BE Aerospace, Inc.    89,014                                        1,081
       Bucyrus International, Inc., Class A    33,165                      1,291
     o Ceradyne, Inc.    39,620                                              787
       Clarcor, Inc.    42,109                                             2,131
       Crane Co.    97,717                                                 2,501
     o Cuno, Inc.    28,094                                                1,425
       Curtiss-Wright Corp.    34,762                                      1,884

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o DRS Technologies, Inc.    45,943                                    2,033
     o Dycom Industries, Inc.    79,923                                    1,859
       EDO Corp.    33,045                                                   986
       ElkCorp    32,869                                                     904
     o EMCOR Group, Inc.    24,901                                         1,113
     o EnerSys    76,113                                                     718
       Engineered Support Systems, Inc.    67,791                          2,394
     o EnPro Industries, Inc.    34,369                                      864
     o ESCO Technologies, Inc.    21,994                                   1,613
     o Esterline Technologies Corp.    44,500                              1,438
       Federal Signal Corp.    79,716                                      1,118
     o Flowserve Corp.    63,029                                           1,750
       Franklin Electric Co., Inc.    40,087                               1,425
     o Gardner Denver, Inc.    33,500                                      1,224
       GATX Corp.    81,695                                                2,673
     @ GenCorp, Inc.    86,400                                             1,642
     o Genlyte Group, Inc.    22,650                                       1,797
     o GrafTech International Ltd.    161,315                                615
       Granite Construction, Inc.    68,901                                1,556
     o Griffon Corp.    48,590                                               932
     o Hexcel Corp.    88,495                                              1,451
       Hughes Supply, Inc.    100                                              3
       IDEX Corp.    10,144                                                  378
     o Ii-Vi, Inc.    14,344                                                 204
    @o Integrated Electrical Services, Inc.    25,500                         38
     o Jacuzzi Brands, Inc.    124,961                                     1,131
       JLG Industries, Inc.    72,800                                      1,484
       Kaydon Corp.    46,735                                              1,282
       Kennametal, Inc.    60,398                                          2,736
     @ Lennox International, Inc.    97,421                                1,905
       Lincoln Electric Holdings, Inc.    68,271                           2,086
       Manitowoc Co., Inc.    44,287                                       1,771
     o Mastec, Inc.    48,717                                                329
     o McDermott International, Inc.    110,575                            2,246
     o Mercury Computer Systems, Inc.    34,900                              919
     o Moog, Inc., Class A    64,585                                       1,925
       Mueller Industries, Inc.    57,947                                  1,501
       NACCO Industries, Inc., Class A    13,602                           1,417
     o NCI Building Systems, Inc.    32,106                                1,041
       Nordson Corp.    44,104                                             1,421
     o Plug Power, Inc.    17,059                                             95
     o Quanta Services, Inc.    207,064                                    1,652
     @ Regal Beloit Corp.    40,506                                        1,071
     o Sequa Corp., Class A    17,289                                        895
    @o The Shaw Group, Inc.    107,945                                     1,951
       Simpson Manufacturing Co., Inc.    78,068                           2,108
       Stewart & Stevenson Services, Inc.    47,391                        1,137
     o Surebeam Corp., Class A    132,000                                      1
       Tecumseh Products Co., Class A    30,607                            1,063
     o Teledyne Technologies, Inc.    55,100                               1,676
       Tennant Co.    2,916                                                  104
       Thomas Industries, Inc.    28,919                                   1,141
       Toro Co.    4,014                                                     166
       Tredegar Corp.    62,775                                            1,021
     o Trex Co., Inc.    24,500                                              984
     @ Trinity Industries, Inc.    78,068                                  1,823
     o Triumph Group, Inc.    26,269                                         818
     o UAP Holding Corp.    26,671                                           384
     o United Rentals, Inc.    128,775                                     2,368
       Universal Forest Products, Inc.    29,626                           1,128
     o URS Corp.    69,911                                                 2,150
@o(10) USG Corp.    71,243                                                 2,991
       Valmont Industries, Inc.    39,547                                    920
     o Vicor Corp.    9,998                                                  118
       Wabash National Corp.    50,268                                     1,282
     @ Walter Industries, Inc.    59,614                                   2,045
       Watsco, Inc.    37,995                                              1,649
       Watts Water Technologies, Inc., Class A    53,500                   1,672
     o WESCO International, Inc.    76,376                                 1,847
       Westinghouse Air Brake Technologies Corp.  75,421                   1,508
       Woodward Governor Co.    19,618                                     1,384
       York International Corp.    68,604                                  2,684
                                                                     -----------
                                                                         124,282
       COMMERCIAL SERVICES & SUPPLIES  4.0%
       -------------------------------------------------------------------------
       ABM Industries, Inc.    80,953                                      1,471
     o Asset Acceptance Capital Corp.    34,999                              716
       Banta Corp.    41,268                                               1,718
       Bowne & Co., Inc.    26,638                                           347
       Brady Corp., Class A    84,191                                      2,496
     o Bright Horizons Family Solutions, Inc.    44,724                    1,516
       CDI Corp.    20                                                        --
       Central Parking Corp.    7,761                                        127
     o Century Business Services, Inc.    55,049                             196
     o Coinstar, Inc.    46,600                                              799
     o Consolidated Graphics, Inc.    22,600                               1,037
     o Corinthian Colleges, Inc.    149,693                                2,127
     o Corrections Corp. of America    58,288                              2,206
     o CoStar Group, Inc.    30,194                                        1,194
     o DeVry, Inc.    109,400                                              2,494
     o DiamondCluster International, Inc., Class A    56,926                 709
       Educate, Inc.    18,438                                               221
     o FTI Consulting, Inc.    70,608                                      1,559
       G&K Services, Inc., Class A    37,698                               1,447
     o Heidrick & Struggles International, Inc.    31,660                    819
       IKON Office Solutions, Inc.    176,138                              1,524
     o Imagistics International, Inc.    27,500                              738
       Jackson Hewitt Tax Service, Inc.    62,312                          1,148
       John H. Harland Co.    45,960                                       1,654

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Kelly Services, Inc., Class A    32,564                               855
       Knoll, Inc.    45,147                                                 734
     o Korn/Ferry International    66,400                                    956
     o Labor Ready, Inc.    69,376                                         1,158
    >o Mascotech, Inc. escrow security    107,500                             --
       Mine Safety Appliances Co.    61,380                                2,191
    @o Navigant Consulting, Inc.    77,843                                 1,827
     o NCO Group, Inc.    52,752                                             983
     o PHH Corp.    84,278                                                 1,884
     o Portfolio Recovery Associates, Inc.    26,600                         956
     @ Pre-Paid Legal Services, Inc.    27,271                               974
    @o Resources Connection, Inc.    77,346                                1,478
       Rollins, Inc.    113,415                                            2,239
    @o School Specialty, Inc.    30,600                                    1,136
     o SIRVA, Inc.    107,519                                                750
     o Sotheby's Holdings, Inc., Class A    104,676                        1,715
       The Standard Register Co.    16,674                                   208
       Strayer Education, Inc.    23,085                                   2,476
     o TeleTech Holdings, Inc.    126,536                                  1,329
     o Tetra Tech, Inc.    80,403                                            851
     o United Stationers, Inc.    55,028                                   2,321
     o Universal Technical Institute, Inc.    29,095                       1,016
       Viad Corp.    36,668                                                  944
     o Waste Connections, Inc.    80,889                                   2,849
       Watson Wyatt & Co. Holdings    54,393                               1,436
                                                                     -----------
                                                                          61,529
       CONSUMER DURABLES & APPAREL  3.5%
      --------------------------------------------------------------------------
    @o Alliance Gaming Corp.    85,169                                       971
       American Greetings Corp., Class A    111,754                        2,531
     o Blount International, Inc.    47,175                                  699
       Blyth, Inc.    75,656                                               2,074
       Brookfield Homes Corp.    32,666                                    1,402
       Brown Shoe Co., Inc.    30,000                                        927
       Callaway Golf Co.    124,581                                        1,343
     o Carter's, Inc.    46,829                                            1,766
     o Champion Enterprises, Inc.    115,399                               1,089
    @o DHB Industries, Inc.    67,612                                        449
     @ Ethan Allen Interiors, Inc.    61,745                               1,860
       Furniture Brands International, Inc.    90,632                      1,756
     o Helen of Troy Ltd.    49,482                                        1,382
     o Jarden Corp.    45,081                                              2,014
       K-Swiss, Inc., Class A    49,600                                    1,488
     o K2, Inc.    77,268                                                    983
       Kellwood Co.    45,528                                              1,163
       Kenneth Cole Productions, Inc., Class A    50                           1
       Kimball International, Inc., Class B    63,913                        728
       La-Z-Boy, Inc.    87,091                                            1,031
    @o Leapfrog Enterprises, Inc.    100,555                               1,007
       Levitt Corp., Class A    26,188                                       657
       Libbey, Inc.    11,000                                                193
       M/I Homes, Inc.    23,326                                           1,066
       Marine Products Corp.    26,877                                       352
     @ Maytag Corp.    130,719                                             1,267
     o Meritage Corp.    5,778                                               366
     @ Nautilus Group, Inc.    53,996                                      1,342
     o Oakley, Inc.    113,194                                             1,511
       Oxford Industries, Inc.    26,900                                     985
       Phillips-Van Heusen Corp.    50,975                                 1,319
     o RC2 Corp.    26,121                                                   905
       Russell Corp.    54,100                                               947
       SCP Pool Corp.    51,130                                            1,666
     o Skechers USA, Inc., Class A    56,178                                 688
       Technical Olympic USA, Inc.    92,866                               1,955
       Tupperware Corp.    96,976                                          2,046
     o The Warnaco Group, Inc.    76,163                                   1,711
     o WCI Communities, Inc.    73,800                                     2,069
    @o William Lyon Homes    16,377                                        1,448
       Wolverine World Wide, Inc.    101,065                               2,051
     o Yankee Candle Co., Inc.    82,327                                   2,288
                                                                     -----------
                                                                          53,496
       DIVERSIFIED FINANCIALS  1.6%
      --------------------------------------------------------------------------
       Advanta Corp., Class A    13,339                                      301
       Blackrock, Inc., Class A    30,814                                  2,310
       Cash America International, Inc.    44,470                            660
       Cohen & Steers, Inc.    31,675                                        537
     o CompuCredit Corp.    76,089                                         2,016
     o Credit Acceptance Corp.    23,698                                     444
       Financial Federal Corp.    28,581                                   1,009
       Gabelli Asset Management, Inc., Class A    38,069                   1,520
       Greenhill & Co., Inc.    50,382                                     1,587
     o Investment Technology Group, Inc.    77,397                         1,471
     o Knight Trading Group, Inc., Class A    192,550                      1,623
     o LaBranche & Co., Inc.    99,081                                       659
    @o Ladenburg Thalmann Financial Services, Inc.    16,552                   9
       MCG Capital Corp.    4,126                                             64
     o Metris Cos., Inc.    96,006                                         1,164
       MoneyGram International, Inc.    105,217                            2,041
       National Financial Partners Corp.    55,278                         2,114
     o Nelnet, Inc., Class A    61,898                                     1,971
     o Piper Jaffray Cos.    32,039                                          886
       Waddell & Reed Financial, Inc., Class A    131,450                  2,289

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o World Acceptance Corp.    17,387                                      442
                                                                     -----------
                                                                          25,117
       ENERGY  5.9%
      --------------------------------------------------------------------------
     o Atwood Oceanics, Inc.    25,924                                     1,480
       Berry Petroleum Co., Class A    35,932                              1,679
     o Bill Barrett Corp.    68,523                                        1,826
     @ BP Prudhoe Bay Royalty Trust    35,444                              2,157
     @ Buckeye Partners L.P.    41,475                                     1,989
       Cabot Oil & Gas Corp.    82,102                                     2,417
       CARBO Ceramics, Inc.    26,428                                      1,754
     o Cimarex Energy Co.    68,556                                        2,434
     o Comstock Resources, Inc.    57,921                                  1,465
     @ Dorchester Minerals L.P.    21,350                                    479
     o Enbridge Energy Management LLC    16,297                              809
     o Encore Acquisition Co.    53,347                                    1,959
     o Energy Partners Ltd.    54,607                                      1,248
       Frontier Oil Corp.    44,592                                        1,876
     o Global Industries Ltd.    188,071                                   1,813
     o Grey Wolf, Inc.    300,503                                          1,803
     o Hanover Compressor Co.    148,758                                   1,543
       Holly Corp.    54,170                                               1,856
     o Houston Exploration Co.    46,788                                   2,383
     @ Hugoton Royalty Trust    43,493                                     1,172
     o Hydril Co.    27,283                                                1,435
     o KCS Energy, Inc.    81,044                                          1,138
     o Key Energy Services, Inc.    216,231                                2,433
    @o KFX, Inc.    99,286                                                 1,082
     o Lone Star Technologies, Inc.    47,976                              1,868
     @ Magellan Midstream Partners    65,098                               2,130
     o Magnum Hunter Resources, Inc.    143,690                            2,073
     o Maverick Tube Corp.    70,391                                       2,048
     o NS Group, Inc.    34,792                                            1,001
     o Oceaneering International, Inc.    42,130                           1,382
     o Offshore Logistics, Inc.    37,843                                  1,096
     o Oil States International, Inc.    95,600                            1,942
       OMI Corp.    150,999                                                2,747
     @ Pacific Energy Partners L.P.    25,990                                809
       Penn Virginia Corp.    30,193                                       1,240
     o Petroleum Development Corp.    26,944                                 690
       Range Resources Corp.    112,016                                    2,537
     o Remington Oil & Gas Corp.    45,596                                 1,330
       Resource America, Inc., Class A    28,751                             945
       RPC, Inc.    56,324                                                   819
     o Seacor Holdings, Inc.    30,357                                     1,731
     o Spinnaker Exploration Co.    56,143                                 1,797
       St. Mary Land & Exploration Co.    98,860                           2,145
     o Stone Energy Corp.    44,112                                        1,982
     o Superior Energy Services, Inc.    138,500                           2,061
     o Swift Energy Co.    52,329                                          1,378
     @ TC Pipelines L.P.    28,561                                           910
       TEL Offshore Trust    2,083                                            15
     o Tetra Technologies, Inc.    36,919                                    998
     o Todco, Class A    99,877                                            2,222
     o Universal Compression Holdings, Inc.    52,087                      1,828
     @ Valero L.P.    10,283                                                 648
     o Veritas DGC, Inc.    57,465                                         1,471
   (4) Vintage Petroleum, Inc.    108,000                                  3,120
     o W-H Energy Services, Inc.    47,564                                 1,047
     o Whiting Petroleum Corp.    47,369                                   1,434
       World Fuel Services Corp.    37,581                                   940
                                                                     -----------
                                                                          90,614
       FOOD & STAPLES RETAILING  0.9%
      --------------------------------------------------------------------------
       Casey's General Stores, Inc.    81,698                              1,379
       Longs Drug Stores Corp.    63,035                                   2,291
     o NeighborCare, Inc.    96,700                                        2,777
     o Performance Food Group Co.    76,868                                2,067
       Ruddick Corp.    77,382                                             1,738
       The Topps Co., Inc.    12,573                                         109
     o United Natural Foods, Inc.    64,749                                1,735
       Weis Markets, Inc.    44,852                                        1,700
                                                                     -----------
                                                                          13,796
       FOOD BEVERAGE & TOBACCO  1.3%
      --------------------------------------------------------------------------
       Chiquita Brands International, Inc.    67,700                       1,696
       Delta & Pine Land Co.    63,684                                     1,605
       Farmer Brothers Co.    18,701                                         410
       Flowers Foods, Inc.    43,872                                       1,265
     o Gold Kist, Inc.    45,909                                             731
     o Hain Celestial Group, Inc.    62,454                                1,109
       Interstate Bakeries    104,600                                        544
       Lancaster Colony Corp.    58,597                                    2,435
       Lance, Inc.    4,685                                                   77
       Ralcorp Holdings, Inc.    48,466                                    1,920
       Sanderson Farms, Inc.    32,869                                     1,191
       Seaboard Corp.    2,079                                             1,778
       Tootsie Roll Industries, Inc.    66,171                             2,043
       Universal Corp.    42,500                                           1,940
       Vector Group Ltd.    68,970                                         1,085
                                                                     -----------
                                                                          19,829
       HEALTH CARE EQUIPMENT & SERVICES  8.1%
      --------------------------------------------------------------------------
     o Accelrys, Inc.    9,859                                                51
  o(1) Accredo Health, Inc.    80,954                                      3,667
     o Advanced Medical Optics, Inc.    59,053                             2,184
     o Advanced Neuromodulation Systems, Inc.    33,169                      999
     o The Advisory Board Co.    30,200                                    1,229

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Alderwoods Group, Inc.    20,450                                      267
     o Alliance Imaging, Inc.    75,290                                      786
     o American Healthways, Inc.    54,266                                 2,027
     o American Medical Systems Holdings, Inc.    111,464                  1,946
     o Amsurg Corp.    51,558                                              1,335
       Analogic Corp.    22,387                                              934
     o Apria Healthcare Group, Inc.    82,766                              2,491
       Arrow International, Inc.    72,100                                 2,389
     o Arthrocare Corp.    35,774                                          1,051
    @o Beverly Enterprises, Inc.    179,059                                2,099
     o Bio-Rad Laboratories, Inc., Class A    42,551                       2,057
     @ Biolase Technology, Inc.    26,695                                    176
     o Biosite, Inc.    26,322                                             1,500
     o Bruker BioSciences Corp.    50,500                                    165
     o Centene Corp.    67,690                                             1,885
 @o(2) Cerner Corp.    58,675                                              3,407
       Chemed Corp.    20,603                                              1,460
     o Conmed Corp.    54,104                                              1,608
     o Corvel Corp.    3,299                                                  68
     o Cross Country Healthcare, Inc.    25,219                              406
     o CTI Molecular Imaging, Inc.    78,165                               1,605
     o Cyberonics    38,996                                                1,470
       Datascope Corp.    13,000                                             373
     o Dendrite International, Inc.    71,522                              1,103
       Diagnostic Products Corp.    48,211                                 2,338
     o DJ Orthopedics, Inc.    9,670                                         243
     o Eclipsys Corp.    77,364                                            1,045
     o Encore Medical Corp.    2,977                                          12
     o eResearch Technology, Inc.    86,291                                  980
    @o Foxhollow Technologies, Inc.    36,500                              1,131
     o Genesis HealthCare Corp.    32,984                                  1,316
     o Haemonetics Corp.    41,800                                         1,788
     o HealthExtras, Inc.    63,200                                        1,046
     o Hologic, Inc.    33,970                                             1,209
     o IDX Systems Corp.    50,306                                         1,558
     o Immucor, Inc.    74,037                                             2,209
     o Integra LifeSciences Holdings Corp.    47,648                       1,688
     o Intermagnetics General Corp.    46,253                              1,136
     o Intuitive Surgical, Inc.    55,755                                  2,394
       Invacare Corp.    49,786                                            2,039
     o Inverness Medical Innovations, Inc.    3,200                           75
     o Kindred Healthcare, Inc.    61,113                                  2,011
     o Kyphon, Inc.    68,651                                              1,795
     o LabOne, Inc.    28,323                                                994
     o Laserscope    35,360                                                1,120
     o LifePoint Hospitals, Inc.    63,211                                 2,810
     o Magellan Health Services, Inc.    58,583                            1,995
       Matthews International Corp., Class A    55,566                     1,979
       Mentor Corp.    70,133                                              2,574
     o Molina Healthcare, Inc.    44,813                                   1,961
       NDCHealth Corp.    4,519                                               69
     o Nektar Therapeutics    138,354                                      1,973
    @o OCA, Inc.    17,404                                                    71
       Owens & Minor, Inc.    65,146                                       1,890
     o Parexel International Corp.    43,237                                 788
     o Pediatrix Medical Group, Inc.    39,726                             2,705
     o Per-Se Technologies, Inc.    13,781                                   214
       PolyMedica Corp.    45,180                                          1,400
     o Priority Healthcare Corp., Class B    60,632                        1,381
     o PSS World Medical, Inc.    106,094                                  1,184
     o Psychiatric Solutions, Inc.    33,130                               1,425
     o RehabCare Group, Inc.    13,167                                       395
     o SFBC International, Inc.    24,874                                    776
     o Sierra Health Services, Inc.    43,728                              2,829
     o Steris Corp.    112,792                                             2,671
     o Stewart Enterprises, Inc., Class A    171,003                         923
    @o Sunrise Senior Living, Inc.    34,761                               1,781
     o Sybron Dental Specialties, Inc.    64,459                           2,401
     o Symmetry Medical, Inc.    52,757                                      907
     o Thoratec Corp.    92,580                                            1,199
     o United Surgical Partners International, Inc.
       46,919                                                              2,076
     o Varian, Inc.    57,713                                              1,914
  o(3) VCA Antech, Inc.    135,670                                         3,158
     o Ventana Medical Systems, Inc.    56,200                             2,238
     o Ventiv Health, Inc.    39,444                                         822
     o Viasys Healthcare, Inc.    19,142                                     407
     o VistaCare, Inc., Class A    16,463                                    295
     o Visx, Inc.    81,960                                                1,954
     o WellCare Health Plans, Inc.    63,913                               1,886
       West Pharmaceutical Services, Inc.    56,350                        1,484
     o Wright Medical Group, Inc.    56,200                                1,396
                                                                     -----------
                                                                         124,796
       HOTELS RESTAURANTS & LEISURE  3.3%
      --------------------------------------------------------------------------
     o AFC Enterprises, Inc.    50,017                                     1,350
       Ameristar Casinos, Inc.    44,895                                   2,213
     o Argosy Gaming Co.    48,549                                         2,230
     o Aztar Corp.    57,400                                               1,568
     o Bluegreen Corp.    43,588                                             605
       Bob Evans Farms, Inc.    42,545                                       868
     o CEC Entertainment, Inc.    60,691                                   2,197
       Cedar Fair L.P.    36,303                                           1,095
       Churchill Downs, Inc.    22,024                                       835
     o CKE Restaurants, Inc.    95,250                                     1,413
       Domino's Pizza, Inc.    52,995                                        962
     o Gaylord Entertainment Co.    65,434                                 2,617
     o Great Wolf Resorts, Inc.    30,742                                    652
       IHOP Corp.    33,472                                                1,369

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Isle of Capri Casinos, Inc.    48,992                               1,184
     o Jack in the Box, Inc.    60,436                                     2,210
     o La Quinta Corp.    295,480                                          2,571
       Landry's Restaurants, Inc.    45,707                                1,188
     o Life Time Fitness, Inc.    35,355                                     957
       Lone Star Steakhouse & Saloon, Inc.    36,349                       1,030
    @o P.F. Chang's China Bistro, Inc.    42,500                           2,360
     o Panera Bread Co., Class A    50,022                                 2,502
     o Papa John's International, Inc.    27,826                             954
     o Pinnacle Entertainment, Inc.    66,003                              1,001
     o Rare Hospitality International Inc.    56,116                       1,561
     o Red Robin Gourmet Burgers, Inc.    26,600                           1,289
       Ruby Tuesday, Inc.    103,863                                       2,337
     o Ryan's Restaurant Group, Inc.    68,990                               875
     o Scientific Games Corp., Class A    6,220                              134
    @o Shuffle Master, Inc.    61,002                                      1,537
       Speedway Motorsports, Inc.    37,339                                1,281
     o The Steak N Shake Co.    17,000                                       307
     o Texas Roadhouse, Inc., Class A    54,915                            1,429
       Triarc Cos., Class B    109,348                                     1,404
     o Vail Resorts, Inc.    62,900                                        1,627
     o WMS Industries, Inc.    49,867                                      1,267
                                                                     -----------
                                                                          50,979
       HOUSEHOLD & PERSONAL PRODUCTS  0.8%
       -------------------------------------------------------------------------
     o Central Garden & Pet Co.    30,696                                  1,277
     o Chattem, Inc.    32,653                                             1,343
     o Elizabeth Arden, Inc.    46,659                                     1,022
    @o Ionatron, Inc.    82,535                                              593
     @ Manatech, Inc.    43,644                                              866
     o NBTY, Inc.    103,860                                               2,214
       Nu Skin Enterprises, Inc., Class A    79,489                        1,749
     o Playtex Products, Inc.    8,772                                        89
     o Revlon, Inc., Class A    611,863                                    1,799
    @o USANA Health Sciences, Inc.    31,986                               1,322
       WD-40 Co.    28,152                                                   789
                                                                     -----------
                                                                          13,063
       INSURANCE  3.3%
       -------------------------------------------------------------------------
       21st Century Insurance Group    100,336                             1,322
       Alfa Corp.    161,099                                               2,220
     o Arch Capital Group Ltd.    55,488                                   2,219
     o Argonaut Group, Inc.    49,800                                        980
       Baldwin & Lyons, Inc., Class B    26,504                              661
       Bristol West Holdings, Inc.    41,232                                 622
     o CNA Surety Corp.    71,600                                            941
       Commerce Group, Inc.    3,561                                         210
    @o Danielson Holdings Corp.    75,724                                  1,087
       Delphi Financial Group, Inc., Class A    51,722                     2,148
       FBL Financial Group, Inc., Class A    47,368                        1,241
       Great American Financial Resources, Inc.    89,165                  1,417
       Harleysville Group, Inc.    53,942                                  1,122
       Hilb, Rogal & Hobbs Co.    57,319                                   2,007
       Horace Mann Educators Corp.    70,900                               1,161
       Infinity Property & Casualty Corp.    33,561                        1,089
       Kansas City Life Insurance Co.    21,370                              976
       Landamerica Financial Group, Inc.    30,845                         1,530
       The Midland Co.    33,629                                           1,056
     o National Western Life Insurance Co., Class A    5,594                 925
     o Navigators Group, Inc.    2,773                                        89
     @ Odyssey Re Holdings Corp.    92,544                                 2,104
     o Ohio Casualty Corp.    101,777                                      2,387
     o Philadelphia Consolidated Holding Co.    36,819                     2,761
     @ The Phoenix Cos., Inc.    155,172                                   1,758
     o ProAssurance Corp.    48,289                                        1,811
       RLI Corp.    45,340                                                 1,945
       Selective Insurance Group, Inc.    46,050                           2,033
       State Auto Financial Corp.    69,408                                1,891
       Stewart Information Services Corp.    27,927                        1,006
     o Triad Guaranty, Inc.    24,093                                      1,212
       UICI    76,831                                                      1,784
       United Fire & Casualty Co.    34,300                                1,162
     o Universial American Financial Corp.    89,527                       1,500
     o USI Holdings Corp.    81,071                                          919
       Zenith National Insurance Corp.    31,930                           1,836
                                                                     -----------
                                                                          51,132
       MATERIALS  5.4%
       -------------------------------------------------------------------------
       Albemarle Corp.    76,019                                           2,783
       Alliance Resource Partners L.P.    24,336                           1,583
       Amcol International Corp.    48,476                                   926
       Aptargroup, Inc.    60,297                                          2,908
       Arch Chemicals, Inc.    39,675                                      1,023
     o Buckeye Technologies, Inc.    20,009                                  158
       Cambrex Corp.    43,242                                               822
       Carpenter Technology Corp.    37,777                                2,089
    @o Century Aluminum Co.    52,474                                      1,223
       Chesapeake Corp.    8,146                                             158
     @ Cleveland-Cliffs, Inc.    35,446                                    2,056
    @o Coeur D'Alene Mines Corp.    361,500                                1,117
       Commercial Metals Co.    88                                             2

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Compass Minerals International, Inc.    51,130                      1,235
     @ Crompton Corp.    189,808                                           2,667
       Eagle Materials, Inc.    31,173                                     2,346
       Ferro Corp.    69,401                                               1,258
     o FMC Corp.    58,253                                                 2,854
       Foundation Coal Holdings, Inc.    73,524                            1,717
       Georgia Gulf Corp.    54,824                                        2,024
       Gibraltar Industries, Inc.    50,911                                1,070
       Glatfelter    72,680                                                  867
     o Graphic Packaging Corp.    328,644                                  1,065
       Great Lakes Chemical Corp.    84,121                                2,611
       Greif, Inc., Class A    37,116                                      2,575
       H.B. Fuller Co.    47,383                                           1,437
     o Headwaters, Inc.    55,649                                          1,779
     o Hecla Mining Co.    195,900                                           913
     o Hercules, Inc.    185,114                                           2,449
       Kronos Worldwide, Inc.    581                                          20
       Longview Fibre Co.    84,595                                        1,563
       MacDermid, Inc.    50,180                                           1,523
       Minerals Technologies, Inc.    34,085                               2,226
     @ Natural Resource Partners L.P.    23,166                            1,230
     o NL Industries, Inc.    88,023                                       1,415
       Olin Corp.    101,191                                               1,795
     o OM Group, Inc.    46,962                                            1,030
     o Oregon Steel Mills, Inc.    56,641                                    942
     @ Penn Virginia Resource Partners L.P.    16,568                        747
     o PolyOne Corp.    151,784                                            1,172
       Potlatch Corp.    48,887                                            2,309
       Quanex Corp.    40,839                                              2,061
       Reliance Steel & Aluminum Co.    56,107                             2,117
       Rock-Tennessee Co., Class A    47,391                                 481
       Royal Gold, Inc.    2,220                                              42
       Schnitzer Steel Industries, Inc., Class A    50,891                 1,253
       Schweitzer-Mauduit International, Inc.    6,100                       178
       Sensient Technologies Corp.    77,647                               1,554
       Silgan Holdings, Inc.    30,696                                     1,878
       Spartech Corp.    53,185                                            1,035
       Steel Dynamics, Inc.    64                                              2
     o Stillwater Mining Co.    147,127                                    1,074
     o Symyx Technologies, Inc.    53,200                                  1,296
    @o Terra Industries, Inc.    153,500                                   1,059
       Texas Industries, Inc.    38,551                                    1,780
       USEC, Inc.    139,599                                               1,836
     o W.R. Grace & Co.    77,800                                            730
       Wausau-Mosinee Paper Corp.    85,602                                1,136
       Worthington Industries, Inc.    143,135                             2,327
                                                                     -----------
                                                                          83,526
       MEDIA  3.0%
       -------------------------------------------------------------------------
       Advo, Inc.    50,650                                                1,459
     o Arbitron, Inc.    51,217                                            2,168
       Catalina Marketing Corp.    89,622                                  2,084
     o Cox Radio, Inc., Class A    69,472                                  1,092
     o Crown Media Holdings, Inc., Class A    17,611                         154
     o Cumulus Media, Inc., Class A    95,460                              1,239
     o Emmis Communications Corp., Class A    91,679                       1,415
     o Entercom Communications Corp.    81,209                             2,617
     o Entravision Communications Corp., Class A    53,596                   422
     o Fisher Communications, Inc.    3,171                                  152
       Gray Television, Inc.    88,573                                     1,165
     o Harris Interactive, Inc.    17,500                                     73
       Hearst-Argyle Television, Inc.    71,334                            1,791
       Hollinger International, Inc., Class A    125,480                   1,186
     o Insight Communications Co., Class A    100,920                      1,131
       Journal Communications, Inc., Class A    71,447                     1,100
     o Journal Register Co.    68,734                                      1,087
       Liberty Corp.    31,089                                             1,127
    @o Martha Stewart Living Omnimedia, Class A    81,100                  1,641
       Media General, Inc., Class A    38,377                              2,352
     o Mediacom Communications Corp., Class A    196,771                   1,088
     o Primedia, Inc.    472,659                                           2,089
     o ProQuest Co.    47,169                                              1,530
       Pulitzer, Inc.    16,358                                            1,041
     o Radio One, Inc., Class A    173,810                                 2,263
       The Reader's Digest Association, Inc., Class A    164,071           2,789
     o Salem Communications Corp., Class A    43,731                         841
     o Scholastic Corp.    64,888                                          2,261
       Sinclair Broadcast Group, Inc., Class A    141,487                  1,084
     o Spanish Broadcasting System, Class A    107,206                       895
  o(6) Valassis Communications, Inc.    85,762                             3,023
       Value Line, Inc.    18,135                                            715
       World Wrestling Entertainment, Inc.    94,294                       1,008
                                                                     -----------
                                                                          46,082
       PHARMACEUTICALS & BIOTECHNOLOGY  4.2%
       -------------------------------------------------------------------------
    @o aaiPharma, Inc.    12,600                                               4

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Abgenix, Inc.    147,145                                            1,026
     o Adolor Corp.    99                                                      1
     o Albany Molecular Research, Inc.    9,098                               86
    @o Alexion Pharmaceuticals, Inc.    44,756                               928
     o Alkermes, Inc.    143,924                                           1,619
       Alpharma, Inc., Class A    90,791                                     857
     o Andrx Corp.    120,555                                              2,400
    @o Antigenics, Inc.    11,003                                             79
    @o Atherogenics, Inc.    64,900                                          697
     o Celera Genomics Group -- Applera Corp.    120,958                   1,113
     o Connetics Corp.    60,003                                           1,304
     o CV Therapeutics, Inc.    52,307                                     1,037
     o Diversa Corp.    15,400                                                81
     o Encysive Pharmaceuticals, Inc.    94,443                              922
     o Enzo Biochem, Inc.    53,693                                          731
     o Enzon Pharmaceuticals, Inc.    1,537                                   12
     o Exelixis, Inc.    53,778                                              368
     o Eyetech Pharmaceuticals, Inc.    66,808                             1,536
     o First Horizon Pharmaceutical Corp.    60,503                        1,096
     o Genta, Inc.    12,616                                                  13
     o Genzyme Corp.    257                                                   15
     o Human Genome Sciences, Inc.    215,640                              2,230
     o ICOS Corp.    105,140                                               2,372
    @o Idenix Pharmaceuticals, Inc.    33,859                                640
     o Impax Laboratories, Inc.    95,448                                  1,553
     o Incyte Corp.    135,257                                               885
     o Inspire Pharmaceuticals, Inc.    5,702                                 40
     o Kos Pharmaceuticals, Inc.    61,130                                 2,945
     o KV Pharmaceutical Co., Class A    81,001                            1,895
     o Lexicon Genetics, Inc.    43,152                                      189
     o Ligand Pharmaceuticals, Inc., Class B    121,980                      644
    @o Martek Biosciences Corp.    48,368                                  1,851
     o Medarex, Inc.    138,860                                              983
     o Medicines Co.    79,257                                             1,692
     o MGI Pharma, Inc.    115,763                                         2,552
     o Myriad Genetics, Inc.    53,080                                       858
    @o Nabi Biopharmaceuticals    96,613                                   1,053
     o Neurocrine Biosciences, Inc.    60,308                              2,108
    @o NitroMed, Inc.    49,034                                              733
     o NPS Pharmacuticals, Inc.    6,804                                      83
     o Onyx Pharmaceuticals, Inc.    57,814                                1,786
     o Par Pharmaceutical Cos., Inc.    56,200                             1,688
       Perrigo Co.    117,502                                              2,153
     o Pharmion Corp.    50,829                                            1,174
     o Protein Design Labs, Inc.    155,921                                2,788
     o QLT, Inc.    800                                                        9
     o Regeneron Pharmaceuticals, Inc.    65,694                             365
     o Salix Pharmaceuticals Ltd.    59,700                                  854
     o Serologicals Corp.    56,000                                        1,206
     o SuperGen, Inc.    12                                                   --
     o Techne Corp.    68,072                                              2,844
     o Telik, Inc.    84,191                                               1,364
     o Theravance, Inc.    22,164                                            392
     o Transkaryotic Therapies, Inc.    60,731                             2,057
     o United Therapeutics Corp.    38,533                                 1,849
     o Vertex Pharmaceuticals, Inc.    138,194                             1,318
     o Vicuron Pharmaceuticals, Inc.    99,071                             1,620
     o Zymogenetics, Inc.    63,117                                          976
                                                                     -----------
                                                                          65,674
       REAL ESTATE  7.2%
       -------------------------------------------------------------------------
     o Alexander's, Inc.    8,297                                          1,904
       Alexandria Real Estate Equities, Inc.    32,129                     2,211
       American Financial Realty Trust    182,692                          2,801
       American Home Mortgage Investment Corp.    66,478                   2,174
     o American Real Estate Partners L.P.    12,961                          354
       AMLI Residential Properties    42,008                               1,173
       Anthracite Capital, Inc.    86,913                                    966
       BioMed Realty Trust, Inc.    51,983                                 1,050
       Brandywine Realty Trust    88,706                                   2,510
     @ Capital Automotive Real Estate Investment Trust    73,000           2,480
       CarrAmerica Realty Corp.    75,216                                  2,485
       Colonial Properties Trust    44,441                                 1,718
       Commercial Net Lease Realty    84,682                               1,607
       Corporate Office Properties Trust SBI    59,853                     1,574
       Cousins Properties, Inc.    81,156                                  2,191
       Crescent Real Estate Equity Co.    143,023                          2,403
       CRT Properties, Inc.    51,000                                      1,178
       EastGroup Properties, Inc.    34,837                                1,306
       Entertainment Properties Trust    40,670                            1,757
       Equity Inns, Inc.    83,217                                           937
       Equity Lifestyle Properties, Inc.    37,810                         1,384
       Equity One, Inc.    74,784                                          1,566
       Essex Property Trust, Inc.    37,995                                2,886
     o FelCor Lodging Trust, Inc.    98,380                                1,204
       First Industrial Realty Trust    54,941                             2,099
       Gables Residential Trust    48,494                                  1,777
       Getty Realty Corp.    40,261                                        1,016
       Glenborough Realty Trust, Inc.    59,528                            1,223
       Glimcher Realty Trust    58,804                                     1,480
       Global Signal, Inc.    40,661                                       1,213
     @ Health Care Real Estate Investment Trust, Inc.
       77,307                                                              2,590
       Healthcare Realty Trust, Inc.    69,452                             2,681
     @ Heritage Property Investment Trust    77,390                        2,384
     @ Highwoods Properties, Inc.    67,783                                1,907

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Home Properties, Inc.    39,719                                     1,662
     @ IMPAC Mortgage Holdings, Inc.    123,265                            2,258
       Inland Real Estate Corp.    37,459                                    575
     o Jones Lang LaSalle, Inc.    54,800                                  2,055
       Kilroy Realty Corp.    47,068                                       2,054
       LaSalle Hotel Properties    46,404                                  1,410
     @ Lexington Corp. Properties Trust    80,024                          1,839
       Maguire Properties, Inc.    70,633                                  1,801
     o Meristar Hospitality Corp.    144,523                                 990
       MFA Mortgage Investments, Inc.    125,920                             904
       Mid-America Apartment Communities, Inc.    33,780                   1,291
       National Health Investors, Inc.    45,536                           1,193
     @ Nationwide Health Properties, Inc.    102,452                       2,196
       Newcastle Investment Corp.    66,017                                1,947
     @ Novastar Financial, Inc.    44,599                                  1,592
       Parkway Properties, Inc.    24,700                                  1,126
       Pennsylvania Real Estate Investment Trust    37,445                 1,578
       Post Properties, Inc.    65,862                                     2,146
       Prentiss Properties Trust    53,986                                 1,793
       PS Business Parks, Inc.    36,124                                   1,458
       RAIT Investment Trust    41,773                                     1,133
       Ramco-Gershenson Properties    2,675                                   74
       Redwood Trust, Inc.    38,088                                       1,909
       Saxon Capital, Inc.    81,554                                       1,403
       Senior Housing Properties Trust    113,447                          1,963
       Sovran Self Storage, Inc.    24,628                                 1,053
       Spirit Finance Corp.    57,470                                        595
       Sun Communities, Inc.    31,453                                     1,096
       Sunstone Hotel Investors, Inc.    42,230                              927
       Tanger Factory Outlet Centers    45,334                             1,050
       Taubman Centers, Inc.    82,707                                     2,448
     o Tejon Ranch Co.    26,196                                           1,162
       The Town & Country Trust    11,100                                    298
     o Trammell Crow Co.    62,635                                         1,334
       U-store-it Trust    43,644                                            763
       W.P. Carey & Co. LLC    37,932                                      1,127
       Washington Real Estate Investment Trust    44,219                   1,318
                                                                     -----------
                                                                         111,710
       RETAILING  5.8%
       -------------------------------------------------------------------------
     o 99 Cents Only Stores    115,129                                     1,276
       Aaron Rents, Inc.    82,333                                         1,808
     o Aeropostale, Inc.    92,391                                         2,581
     o AnnTaylor Stores Corp.    111,846                                   2,739
  @(5) Bebe Stores    94,894                                               3,067
     o Big Lots, Inc.    190,798                                           1,942
     @ Blockbuster, Inc., Class A    299,923                               2,969
       The Buckle, Inc.    35,650                                          1,226
    @o Build-A-Bear Workshop, Inc.    32,383                                 868
       Building Material Holding Corp.    22,302                           1,225
       Burlington Coat Factory Warehouse Corp.    73,919                   2,037
    @o Cabela's, Inc., Class A    72,462                                   1,444
       The Cato Corp., Class A    34,141                                     877
     o Charming Shoppes, Inc.    199,826                                   1,487
     o The Children's Place Retail Stores, Inc.    44,244                  1,646
       Christopher & Banks Corp.    60,437                                   944
     o Coldwater Creek, Inc.    98,731                                     1,651
     o Cost Plus, Inc.    36,021                                             835
     o CSK Auto Corp.    77,069                                            1,195
     o Dick's Sporting Goods, Inc.    56,264                               1,731
     o Electronics Boutique Holdings Corp.    39,509                       2,202
       The Finish Line, Class A    81,543                                  1,469
       Fred's, Inc.    65,078                                                940
     o GameStop Corp., Class A    94,497                                   2,326
     o Genesco, Inc.    36,511                                               939
     o Group 1 Automotive, Inc.    37,240                                    937
     o GSI Commerce, Inc.    63,546                                          921
     o Guess?, Inc.    72,187                                                940
     o Guitar Center, Inc.    41,664                                       2,056
       Haverty Furniture Cos., Inc.    5,103                                  73
     o Hibbet Sporting Goods, Inc.    43,350                               1,169
     o HOT Topic, Inc.    79,951                                           1,598
     o Insight Enterprises, Inc.    81,437                                 1,474
     o Jo-Ann Stores, Inc.    37,301                                         944
     o Linens 'N Things, Inc.    74,762                                    1,744
     o The Men's Wearhouse, Inc.    59,884                                 2,471
       Movie Gallery, Inc.    55,482                                       1,500
    @o NetFlix, Inc.    91,400                                             1,057
     o New York & Co, Inc.    73,972                                       1,419
    @o Overstock.com, Inc.    32,300                                       1,140
     o The Pantry, Inc.    33,576                                          1,075
     o Payless Shoesource, Inc.    112,566                                 1,538
       Pep Boys-Manny, Moe & Jack    95,791                                1,358
     o Petco Animal Supplies, Inc.    2,714                                   85
       Pier 1 Imports, Inc.    144,789                                     2,102
     o Priceline.com, Inc.    64,242                                       1,629
       Regis Corp.    65,500                                               2,340
     o Select Comfort Corp.    62,937                                      1,392
       Sonic Automotive, Inc.    48,461                                      953
     o The Sports Authority, Inc.    43,400                                1,155
     o Stage Stores, Inc.    29,500                                        1,116
     o Stein Mart, Inc.    69,417                                          1,406
       Talbots, Inc.    93,769                                             2,396
     o TBC Corp.    36,844                                                   964
     o Too, Inc.    57,176                                                 1,316
     o Tractor Supply Co.    63,362                                        2,548
     o Tuesday Morning Corp.    67,981                                     1,785
       United Auto Group, Inc.    46,148                                   1,308

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Valuevision Media, Inc., Class A    38,983                            386
     o Zale Corp.    85,859                                                2,321
                                                                     -----------
                                                                          90,040
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  3.6%
      --------------------------------------------------------------------------
     o Actel Corp.    6,536                                                   92
     o Advanced Energy Industries, Inc.    77                                  1
     o AMIS Holdings, Inc.    137,068                                      1,543
    @o Amkor Technology, Inc.    291,032                                     940
     o Applied Micro Circuits Corp.    514,663                             1,374
     o Asyst Technologies, Inc.    37,351                                    122
     o Atheros Communications, Inc.    77,670                                565
     o Atmel Corp.    787,731                                              1,820
     o ATMI, Inc.    51,954                                                1,191
     o Axcelis Technologies, Inc.    165,541                               1,028
     o Brooks Automation, Inc.    76,034                                     978
    @o Cabot Microelectronics Corp.    41,064                              1,182
       Cohu, Inc.    25,919                                                  463
     o Conexant Systems, Inc.    760,209                                     851
     o Credence Systems Corp.    159,414                                   1,003
    @o Cree, Inc.    121,396                                               2,937
     o Cymer, Inc.    60,930                                               1,510
     o Cypress Semiconductor Corp.    207,533                              2,488
     o DSP Group, Inc.    47,200                                           1,137
     o Entegris, Inc.    120,503                                           1,038
     o Exar Corp.    72,618                                                  921
     o FEI Co.    55,046                                                     992
     o FormFactor, Inc.    62,751                                          1,433
     o Genesis Microchip, Inc.    1,189                                       17
       Helix Technology Corp.    2,384                                        29
     o Integrated Circuit Systems, Inc.    120,214                         2,196
     o Integrated Device Technology, Inc.    175,763                       1,881
     o Integrated Silicon Solutions, Inc.    10,917                           71
     o Kopin Corp.    73,817                                                 227
     o Lattice Semiconductor Corp.    187,852                                857
     o Micrel, Inc.    120,339                                             1,131
     o Microsemi Corp.    103,524                                          1,752
    @o Mindspeed Technologies, Inc.    44,882                                 61
     o MKS Instruments, Inc.    88,775                                     1,314
    @o Omnivision Technologies, Inc.    93,373                             1,307
     o ON Semiconductor Corp.    414,285                                   1,425
     o Photronics, Inc.    48,400                                            770
     o Power Integrations, Inc.    51,207                                  1,114
    @o RF Micro Devices, Inc.    308,877                                   1,211
     o Semtech Corp.    123,129                                            2,080
     o Sigmatel, Inc.    58,188                                            1,524
     o Silicon Image, Inc.    128,700                                      1,296
     o Silicon Laboratories, Inc.    85,000                                2,159
     o Siliconix, Inc.    31,125                                           1,026
     o Skyworks Solutions, Inc.    257,671                                 1,350
     o STATS ChipPAC Ltd.    4,500                                            27
     o Tessera Technologies, Inc.    65,089                                1,729
     o Varian Semiconductor Equipment Associates, Inc.    60,268           2,247
    @o Vitesse Semiconductor Corp.    350,962                                730
                                                                     -----------
                                                                          55,140
       SOFTWARE & SERVICES  8.0%
      --------------------------------------------------------------------------
     o Advent Software, Inc.    55,114                                       983
     o Agile Software Corp.    6,160                                          40
    @o Akamai Technologies, Inc.    208,157                                2,458
     o Altiris, Inc.    44,345                                               722
     o Ansys, Inc.    51,298                                               1,561
     o Anteon International Corp.    59,440                                2,485
     o aQuantive, Inc.    101,620                                          1,128
     o Ariba, Inc.    102,605                                                620
     o Ascential Software Corp.    97,192                                  1,795
    @o Ask Jeeves, Inc.    94,231                                          2,562
     o Aspect Communications Corp.    98,037                                 834
     o Aspen Technology, Inc.    633                                           3
    @o BearingPoint, Inc.    326,090                                       2,018
     o The BISYS Group, Inc.    198,933                                    2,809
     o Borland Software Corp.    146,391                                     850
  o(9) CACI International, Inc., Class A    48,231                         2,996
     o Ciber, Inc.    15,262                                                 119
     o CMGI, Inc.    664,676                                               1,170
    @o CNET Networks, Inc.    237,528                                      2,355
     o CSG Systems International, Inc.    86,182                           1,481
     o Digital Insight Corp.    58,655                                     1,177
     o Digital River, Inc.    53,710                                       1,429
     o Digitas, Inc.    129,700                                            1,293
     o DoubleClick, Inc.    164,914                                        1,326
     o E.piphany, Inc.    62,853                                             193
     o Earthlink, Inc.    260,354                                          2,390
     o eFunds Corp.    79,900                                              1,747
     o Epicor Software Corp.    83,752                                       922
     o Equinix, Inc.    29,991                                             1,049
     o Euronet Worldwide, Inc.    54,200                                   1,602
       Factset Research Systems, Inc.    77,172                            2,142
     o FileNet Corp.    65,297                                             1,730
     o FindWhat.com    8,196                                                  69
     o Forrester Research, Inc.    8,000                                     119
     o Gartner, Inc., Class A    181,173                                   1,529
     o Homestore, Inc.    12,209                                              24
     o Informatica Corp.    143,296                                        1,108
    @o Infospace, Inc.    53,041                                           1,644
     o infoUSA, Inc.    88,504                                               972
     o Internap Network Services Corp.    102,550                             43
     o Internet Security Systems    80,163                                 1,559
     o InterVoice, Inc.    26,067                                            280
     o Interwoven, Inc.    46,337                                            358
     o iPayment, Inc.    20,430                                              743

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    @o j2 Global Communications, Inc.    38,892                            1,389
       Jack Henry & Associates, Inc.    126,975                            2,183
     o Kanbay International, Inc.    52,418                                  942
     o Keane, Inc.    102,400                                              1,219
     o Kronos, Inc.    51,193                                              1,999
     o Lawson Software, Inc.    162,552                                      858
     o Macrovision Corp.    81,851                                         1,674
     o Manhattan Associates, Inc.    50,749                                  958
     o Mantech International Corp., Class A    50,168                      1,207
    @o Marchex, Inc., Class B    41,858                                      707
     o MAXIMUS, Inc.    35,928                                             1,103
     o Mentor Graphics Corp.    125,367                                    1,121
     o Micromuse, Inc.    25,878                                             134
     o Micros Systems, Inc.    61,200                                      2,427
     o MicroStrategy, Inc., Class A    26,574                              1,157
    @o Midway Games, Inc.    118,491                                       1,089
     o MPS Group, Inc.    174,364                                          1,393
     o NetIQ Corp.    90,980                                                 975
     o Netratings, Inc.    28,230                                            410
     o Openwave Systems, Inc.    106,500                                   1,426
     o Parametric Technology Corp.    471,910                              2,511
     o Perot Systems Corp., Class A    185,719                             2,346
     o Progress Software Corp.    60,080                                   1,603
       QAD, Inc.    27,815                                                   228
     o Quest Software, Inc.    156,878                                     1,861
     o RealNetworks, Inc.    289,943                                       1,786
     @ Renaissance Learning, Inc.    46,188                                  770
     o RSA Security, Inc.    105,421                                       1,132
     o S1 Corp.    116,940                                                   617
     o Salesforce.com, Inc.    170,759                                     2,473
     o Sapient Corp.    203,588                                            1,456
     o ScanSoft, Inc.    127,139                                             511
     o Secure Computing Corp.    19,575                                      173
     o Serena Software, Inc.    73,571                                     1,400
     o SonicWALL, Inc.    17,144                                              88
     o SRA International, Inc., Class A    42,730                          2,792
     o SupportSoft, Inc.    16,607                                            79
  o(7) Sybase, Inc.    158,962                                             3,009
       Syntel, Inc.    28,552                                                458
    @o Take-Two Interactive Software, Inc.    111,542                      2,625
    @o THQ, Inc.    64,835                                                 1,635
     o The Titan Corp.    139,728                                          2,508
     o Transaction Systems Architects, Inc., Class A    63,261             1,311
     o Travelzoo, Inc.    26,886                                             745
     o Tyler Technologies, Inc.    5,130                                      30
     o Ulticom, Inc.    70,394                                               629
     o United Online, Inc.    103,967                                        914
     o Valueclick, Inc.    132,631                                         1,374
     o Verint Systems, Inc.    49,628                                      1,579
     o Verity, Inc.    18,030                                                148
    @o WebEx Communications, Inc.    73,399                                1,602
     o Websense, Inc.    38,552                                            2,045
     o Wind River Systems, Inc.    136,225                                 1,768
                                                                     -----------
                                                                         123,014
       TECHNOLOGY HARDWARE & EQUIPMENT  5.3%
       -------------------------------------------------------------------------
     o 3Com Corp.    651,848                                               2,053
     o Adaptec, Inc.    182,113                                              667
       Adtran, Inc.    131,924                                             2,735
     o Advanced Digital Information Corp.    107,545                         743
     o Aeroflex, Inc.    123,000                                             975
       Agilysys, Inc.    53,400                                              706
     o Anixter International, Inc.    61,200                               2,260
     o Applied Films Corp.    2,220                                           53
     o Arris Group, Inc.    150,394                                        1,142
    @o Avanex Corp.    56,612                                                 61
     o Avocent Corp.    81,570                                             2,051
       Belden CDT, Inc.    77,609                                          1,423
     o Benchmark Electronics, Inc.    70,213                               1,899
       Black Box Corp.    29,068                                             945
     o Brocade Communications Systems, Inc.    429,198                     1,871
     o Checkpoint Systems, Inc.    62,244                                    985
     o CIENA Corp.    942,683                                              2,168
     o Clarent Corp.    105,200                                                4
       Cognex Corp.    60,968                                              1,332
     o Coherent, Inc.    50,300                                            1,614
     o CommScope, Inc.    89,546                                           1,264
       CTS Corp.    29,817                                                   315
     o Daktronics, Inc.    9,963                                             203
     o Dionex Corp.    34,772                                              1,493
     o Echelon Corp.    41,695                                               262
     o Electro Scientific Industries, Inc.    56,987                         942
     o Electronics for Imaging    57,189                                     939
    @o Emulex Corp.    137,008                                             2,128
     o Enterasys Networks, Inc.    90,630                                     65
     o Extreme Networks, Inc.    206,755                                     920
     o F5 Networks, Inc.    57,238                                         2,450
     o Foundry Networks, Inc.    224,628                                   1,887
     o Gateway, Inc.    617,277                                            2,105
    @o Global Imaging Systems, Inc.    42,254                              1,466
     o Harmonic, Inc.    125,097                                             689
     o Hutchinson Technology, Inc.    44,283                               1,640
     o Identix, Inc.    62,780                                               332
       Imation Corp.    58,903                                             2,054
       Inter-Tel, Inc.    43,602                                             830
     o Interdigital Communications Corp.    90,273                         1,477
     o Intergraph Corp.    60,603                                          1,792
     o Ixia    75,220                                                      1,204
     o Kemet Corp.    143,269                                                895
       Landauer, Inc.    5,805                                               263
     o Littelfuse, Inc.    36,399                                            981

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Maxtor Corp.    409,626                                             1,987
       Methode Electronics, Class A    35,185                                397
    @o MRV Communications, Inc.    96,811                                    185
       MTS Systems Corp.    34,881                                         1,010
     o Netopia, Inc.    31,600                                               117
     o Newport Corp.    30,300                                               417
     o Oplink Communications, Inc.    47,205                                  71
    @o PalmOne, Inc.    79,580                                             1,705
       Park Electrochemical Corp.    19,260                                  427
     o Paxar Corp.    65,661                                               1,177
       Plantronics, Inc.    74,591                                         2,349
     o Plexus Corp.    6,021                                                  73
     o Polycom, Inc.    164,659                                            2,513
     o Powerwave Technologies, Inc.    172,608                             1,246
     o Quantum Corp.    167,550                                              402
     o Remec, Inc.    3,008                                                   15
     o Rofin-Sinar Technologies, Inc.    3,222                                95
     o Rogers Corp.    27,733                                                958
     o SafeNet, Inc.    39,947                                             1,117
     o Scansource, Inc.    20,610                                            953
     o Sonus Networks, Inc.    399,800                                     1,375
     o Superconductor Technologies, Inc.    110,220                           49
     o Sycamore Networks, Inc.    453,624                                  1,524
     o Synaptics, Inc.    41,132                                             746
     o SYNNEX Corp.    29,975                                                452
    @o Taser International, Inc.    92,753                                   801
     o Technitrol, Inc.    66,950                                            869
     o Tekelec    104,116                                                  1,417
     o UNOVA, Inc.    100,816                                              1,791
    @o Utstarcom, Inc.    188,473                                          1,792
                                                                     -----------
                                                                          82,313
       TELECOMMUNICATION SERVICES  1.2%
       -------------------------------------------------------------------------
     o Alamosa Holdings, Inc.    121,074                                   1,573
    @o Arbinet-thexchange, Inc.    29,117                                    562
     o Centennial Communications Corp.    110,049                          1,266
     o Cincinnati Bell, Inc.    372,315                                    1,489
     o Commonwealth Telephone Enterprises, Inc.    34,888                  1,621
     o General Communication, Inc., Class A    96,338                        813
     o IDT Corp., Class B    93,679                                        1,317
    @o InPhonic, Inc.    38,775                                              598
       Iowa Telecommunications Services, Inc.    51,119                      976
    @o Level 3 Communications, Inc.    1,121,772                           2,030
     o Premiere Global Services, Inc.    117,210                           1,266
     o Price Communications Corp.    98,083                                1,666
       SureWest Communications    9,196                                      188
     o Ubiquitel, Inc.    153,698                                          1,111
     o US Unwired, Inc., Class A    213,378                                1,026
     o Wireless Facilities, Inc.    117,115                                  620
                                                                     -----------
                                                                          18,122
       TRANSPORTATION  2.4%
       -------------------------------------------------------------------------
     o AirTran Holdings, Inc.    141,704                                   1,176
     o Alaska Air Group, Inc.    48,950                                    1,306
     o Amerco, Inc.    13,326                                                612
    @o America West Holdings Corp., Class B    11,816                         50
    @o AMR Corp.    266,155                                                2,787
       Arkansas Best Corp.    41,276                                       1,301
    @o Continental Airlines, Inc., Class B    110,078                      1,303
    @o Delta Air Lines, Inc.    208,036                                      684
     o Dollar Thrifty Automotive Group, Inc.    41,725                     1,412
     o EGL, Inc.    74,027                                                 1,444
     o ExpressJet Holdings, Inc.    94,388                                   838
       Florida East Coast Industries, Class A    37,755                    1,608
     o FLYi, Inc.    101,063                                                  74
     o Forward Air Corp.    53,478                                         1,287
     o Genesee & Wyoming, Inc., Class A    18,952                            455
       Heartland Express, Inc.    122,882                                  2,278
     o HUB Group, Inc., Class A    16,548                                    910
     o Kansas City Southern Railway    103,803                             1,964
     o Kirby Corp.    40,692                                               1,658
       Knight Transportation, Inc.    93,378                               1,973
     o Macquaire Infrastructure Co. Trust    44,073                        1,201
    @o Mesa Air Group, Inc.    18,630                                         99
    @o Northwest Airlines Corp.    143,200                                   742
     o Old Dominion Freight Line    43,654                                 1,227
       Overnite Corp.    46,372                                            1,390
     o Pacer International, Inc.    61,736                                 1,280
       SkyWest, Inc.    96,621                                             1,747
       USF Corp.    46,013                                                 1,962
       Werner Enterprises, Inc.    131,259                                 2,439
                                                                     -----------
                                                                          37,207
       UTILITIES  3.0%
       -------------------------------------------------------------------------
       Allete, Inc.    48,941                                              2,039
     o Aquila, Inc.    390,359                                             1,343
       Avista Corp.    80,180                                              1,346
       Black Hills Corp.    53,759                                         1,843
       California Water Service Group    30,383                            1,009
       CH Energy Group, Inc.    26,105                                     1,113
       Cleco Corp.    81,790                                               1,670
     @ Duquesne Light Holdings, Inc.    78,625                             1,383
     o Dynegy, Inc., Class A    625,323                                    2,095

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued


                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o El Paso Electric Co.    78,823                                      1,538
     @ The Empire District Electric Co.    42,273                            933
       Idacorp, Inc.    63,213                                             1,706
     @ Inergy L.P.    36,483                                               1,195
       The Laclede Group, Inc.    37,484                                   1,026
       MGE Energy, Inc.    32,620                                          1,087
       New Jersey Resources Corp.    45,821                                1,987
       Nicor, Inc.    72,983                                               2,698
       Northwest Natural Gas Co.    45,213                                 1,605
       Otter Tail Corp.    47,959                                          1,177
       Peoples Energy Corp.    62,327                                      2,468
     @ Piedmont Natural Gas Co.    125,183                                 2,873
       PNM Resources, Inc.    100,043                                      2,766
    @o Sierra Pacific Resources    194,326                                 2,103
       South Jersey Industries    25,655                                   1,394
       Southwest Gas Corp.    58,455                                       1,430
       UIL Holdings Corp.    24,050                                        1,235
       Unisource Energy Corp.    56,749                                    1,774
       WGL Holdings, Inc.    79,706                                        2,416
                                                                     -----------
                                                                          47,252

       SECURITY                                          FACE
         RATE, MATURITY DATE                            AMOUNT
                                                      ($ X 1,000)
       SHORT-TERM INVESTMENT  0.2% of net assets

       Bank of America, London Time Deposit
           2.36%, 05/02/05                                 3,343           3,343

END OF INVESTMENTS.

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
       10.2% of net assets

SHORT-TERM INVESTMENT  10.2%
--------------------------------------------------------------------------------
Securities Lending Investments Fund    156,507,365                156,507

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

The following is the schedule of portfolio holdings at 04/30/05. The schedule should be read in conjunction with the fund's semi-annual report for the period ended 04/30/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value (see Accounting Policies)

 @  All or a portion of this security is on loan

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                 1,077,652        1,163,041

  0.1%  SHORT-TERM
        INVESTMENT                                         690              690

  0.0%  U.S. TREASURY
        OBLIGATION                                          90               90

  0.0%  PREFERRED STOCK                                     68               74

  0.0%  WARRANTS                                           387                6

  0.0%  RIGHTS                                             137                4
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                            1,079,024        1,163,905

  7.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              85,555           85,555

(7.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (84,258)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,165,202

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       COMMON STOCK  99.8% of net assets

       AUTOMOBILES & COMPONENTS  0.6%
       -------------------------------------------------------------------------
     o Aftermarket Technology Corp.    2,511                                  39
       American Axle & Manufacturing Holdings, Inc.    5,300                 106
       ArvinMeritor, Inc.    4,900                                            58
       Bandag, Inc.    3,200                                                 139
       BorgWarner, Inc.    5,400                                             247
     o Collins & Aikman Corp.    1,400                                         1
     @ Cooper Tire & Rubber Co.    6,400                                     112
       Dana Corp.    40,800                                                  466
       Delphi Corp.    45,600                                                150
     o Drew Industries, Inc.    2,500                                         95
     o Dura Automotive Systems, Inc., Class A    12,100                       42
     > Federal Screw Works    250                                              6
       Ford Motor Co.    148,736                                           1,355
     @ General Motors Corp.    45,386                                      1,211
     @ Gentex Corp.    2,300                                                  75
    @o Goodyear Tire & Rubber Co.    12,500                                  148
       Harley-Davidson, Inc.    25,500                                     1,199
       Johnson Controls, Inc.    15,000                                      823
     o Keystone Automotive Industries, Inc.    1,800                          36
     @ Lear Corp.    5,800                                                   197
     o Midas, Inc.    1,300                                                   28
       Modine Manufacturing Co.    3,700                                     100
       Monaco Coach Corp.    1,200                                            17
       Sauer-Danfoss, Inc.    3,800                                           75
       Standard Motor Products, Inc.    2,000                                 18
     o Stoneridge, Inc.    1,700                                              17
     o Strattec Security Corp.    1,500                                       77
     @ Superior Industries International, Inc.    800                         16
     o Tenneco Automotive, Inc.    1,980                                      25
       Thor Industries, Inc.    4,500                                        121
     @ Visteon Corp.    5,451                                                 19
     @ Winnebago Industries, Inc.    2,600                                    76
     o Zapata Corp.    8,000                                                  66
                                                                     -----------
                                                                           7,160
       BANKS  7.7%
       -------------------------------------------------------------------------
       1st Source Corp.    1,571                                              35
       ABC Bancorp    1,800                                                   31
       Abigail Adams National Bancorp    550                                   9
    @o Accredited Home Lenders Holding Co.    2,500                           99
       Alabama National Bancorp    1,600                                      91
       Amcore Financial, Inc.    1,200                                        31
       AmSouth Bancorp.    28,403                                            748
       Anchor Bancorp Wisconsin, Inc.    3,100                                82
       Arrow Financial Corp.    991                                           24
       Associated Banc-Corp.    13,100                                       405
       Astoria Financial Corp.    10,500                                     278
       Bancfirst Corp.    500                                                 35
       Bancorpsouth, Inc.    7,612                                           161
       BancTrust Financial Group, Inc.    1,100                               21
       Bank Mutual Corp.    6,168                                             65
   (8) Bank of America Corp.    338,518                                   15,247

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Bank of Hawaii Corp.    3,500                                         166
       Bank of the Ozarks, Inc.    2,800                                      87
       BankAtlantic Bancorp, Inc., Class A    2,200                           38
     o BankUnited Financial Corp., Class A    2,200                           53
       Banner Corp.    1,200                                                  30
       Bay View Capital Corp.    506                                           8
       BB&T Corp.    46,386                                                1,819
       Berkshire Bancorp, Inc.    3,600                                       69
       Berkshire Hills Bancorp, Inc.    1,400                                 44
     o BOK Financial Corp.    4,540                                          190
       Boston Private Financial Holdings, Inc.    2,129                       48
     @ Brookline Bancorp, Inc.    2,405                                       36
       Bryn Mawr Bank Corp.    1,400                                          27
       Camco Financial Corp.    700                                            9
       Camden National Corp.    700                                           23
       Capital City Bank Group, Inc.    1,500                                 56
       Capital Corp of the West    1,890                                      46
     o Capital Crossing Bank    2,000                                         65
       Capitol Bancorp Ltd.    1,500                                          46
       Capitol Federal Financial    6,920                                    235
       Cascade Bancorp    2,655                                               51
       Cathay General Bancorp., Inc.    3,200                                105
     @ Cavalry Bancorp, Inc.    500                                           12
     o Central Coast Bancorp    1,830                                         30
       Central Pacific Financial Co.    3,400                                111
       Century Bancorp, Inc., Class A    800                                  22
       Charter Financial Corp.    900                                         28
       CharterMac    3,900                                                    81
       Chemical Financial Corp.    1,383                                      41
       Chittenden Corp.    2,272                                              57
     @ Citizens Banking Corp. Michigan    4,590                              123
       Citizens First Bancorp, Inc.    700                                    14
       Citizens South Banking Corp.    1,000                                  13
       City Holding Co.    1,800                                              58
       City National Corp.    3,100                                          219
       Coastal Financial Corp.    3,034                                       44
       The Colonial BancGroup, Inc.    10,100                                223
       Columbia Bancorp    700                                                22
       Columbia Banking Systems, Inc.    1,951                                46
       Comerica, Inc.    13,496                                              773
       Commerce Bancorp, Inc. N.J.    11,320                                 317
       Commerce Bancshares, Inc.    12,697                                   612
     @ The Commercial Capital Bancorp, Inc.    5,362                          85
       Commercial Federal Corp.    3,000                                      78
       Community Bank System, Inc.    1,400                                   31
       Community Trust Bancorp, Inc.    2,487                                 75
       Compass Bancshares, Inc.    11,400                                    490
       Corus Bankshares, Inc.    2,000                                        98
       Countrywide Financial Corp.    53,000                               1,918
     @ Cullen/Frost Bankers, Inc.    3,300                                   143
       CVB Financial Corp.    4,227                                           73
       Dime Community Bancshares, Inc.    3,375                               50
       Doral Financial Corp.    9,900                                        139
       Downey Financial Corp.    2,000                                       129
       East-West Bancorp, Inc.    2,600                                       83
       Exchange National Bancshares, Inc.    750                              21
     @ Fannie Mae    81,400                                                4,392
       Fidelity Bankshares, Inc.    2,899                                     67
       Fifth Third Bancorp    49,101                                       2,136
       First Bancorp Puerto Rico    2,100                                     76
       First Busey Corp.    1,500                                             28
       First Charter Corp.    3,500                                           76
       First Citizens BancShares, Inc., Class A    300                        39
       First Commonwealth Financial Corp.    2,504                            33
       First Financial Bancorp    1,839                                       32
       First Financial Bancshares, Inc.    1,500                              61
       First Financial Corp. Indiana    600                                   16
       First Financial Holdings, Inc.    1,400                                37
       First Horizon National Corp.    10,800                                449
       First Indiana Corp.    1,375                                           34
       First M & F Corp.    1,000                                             34
       First Merchants Corp.    1,041                                         26
       First Midwest Bancorp, Inc. Illinois    3,125                         102
       First Niagra Financial Group, Inc.    7,670                            96
       First Oak Brook Bancshares, Inc.    1,500                              43
       The First of Long Island Corp.    2,000                                76
       First Place Financial Corp. Ohio    2,900                              51
       First Republic Bank    1,200                                           38
       First United Corp.    2,200                                            44
     o FirstFed Financial Corp.    2,900                                     147
       FirstMerit Corp.    7,300                                             179
       Flagstar Bancorp., Inc.    6,200                                      118
       Flushing Financial Corp.    3,300                                      54
       FNB Corp.    2,639                                                     50
       Freddie Mac    57,700                                               3,550
       Fremont General Corp.    6,200                                        134
       Frontier Financial Corp.    700                                        25
       Fulton Financial Corp.    11,182                                      233
       Glacier Bancorp, Inc.    3,812                                        102
       Gold Banc Corp., Inc.    1,400                                         19
     @ Golden West Financial Corp.    23,800                               1,483
       Great Southern Bancorp, Inc.    1,400                                  40
       Greater Bay Bancorp    5,406                                          136
       Hancock Holding Co.    2,100                                           63
       Harbor Florida Bancshares, Inc.    1,100                               38
       Harleysville National Corp.    1,157                                   23
       Heritage Financial Corp.    700                                        15
       Hibernia Corp., Class A    16,900                                     528
       Home Federal Bancorp    800                                            20
       Horizon Financial Corp.    2,156                                       39

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     @ Hudson City Bancorp, Inc.    19,100                                   634
       Hudson United Bancorp    5,740                                        197
       Huntington Bancshares, Inc.    18,290                                 430
       IBERIABANK Corp.    700                                                40
       Independence Community Bank Corp.    6,600                            235
       Independent Bank Corp.    1,000                                        27
       Independent Bank Corp. Michigan    1,636                               45
       IndyMac Bancorp, Inc.    3,400                                        131
       Integra Bank Corp.    1,225                                            25
       Interchange Financial Services Corp.    1,575                          28
       International Bancshares Corp.    3,662                               132
       Irwin Financial Corp.    3,700                                         74
     o ITLA Capital Corp.    700                                              32
       KeyCorp, Inc.    34,300                                             1,137
       Lakeland Financial Corp.    1,100                                      39
       M&T Bank Corp.    8,962                                               927
       MAF Bancorp., Inc.    2,028                                            82
       Main Street Banks, Inc.    1,000                                       24
       MainSource Financial Group, Inc.    1,653                              32
       Marshall & Ilsley Corp.    19,150                                     817
       MASSBANK Corp.    1,500                                                53
       MB Financial, Inc.    1,800                                            65
       Mercantile Bankshares Corp.    5,574                                  283
       Merchants Bancshares, Inc.    750                                      20
       MGIC Investment Corp.    9,300                                        549
       Mid-State Bancshares    3,500                                          85
       Midwest Banc Holdings, Inc.    1,300                                   24
       MutualFirst Financial, Inc.    2,000                                   46
       Nara Bancorp, Inc.    4,000                                            54
       National City Corp.    56,821                                       1,930
       National Penn Bancshares, Inc.    1,132                                25
       NBT Bancorp., Inc.    1,400                                            29
       NetBank, Inc.    3,300                                                 27
       New York Community Bancorp, Inc.    22,697                            402
       NewMil Bancorp, Inc.    1,000                                          29
       North Fork Bancorp., Inc.    38,411                                 1,081
       North Valley Bancorp    1,500                                          26
       Northrim BanCorp, Inc.    2,500                                        61
       Northway Financial, Inc.    200                                         7
       Northwest Bancorp, Inc.    5,000                                      103
       Oak Hill Financial, Inc.    1,000                                      30
       OceanFirst Financial Corp.    1,050                                    22
     o Ocwen Financial Corp.    5,920                                         43
       Old National Bancorp.    6,244                                        119
       Omega Financial Corp.    1,000                                         28
       Oriental Financial Group    1,663                                      23
       PAB Bankshares, Inc.    700                                            10
       Pacific Capital Bancorp.    2,844                                      82
       Park National Corp.    845                                             85
       Partners Trust Financial Group, Inc.    3,970                          40
       Pennfed Finance Services, Inc.    4,000                                54
       Peoples Bank-Bridgeport    8,250                                      343
       Peoples Financial Corp.    3,000                                       55
       PFF Bancorp, Inc.    1,680                                             47
       The PMI Group, Inc.    8,100                                          285
       PNC Financial Services Group, Inc.    24,500                        1,304
       Popular, Inc.    26,800                                               620
       Prosperity Bancshares, Inc.    2,400                                   61
       Provident Bankshares Corp.    1,657                                    49
       Provident Financial Holdings    750                                    20
       Provident Financial Services, Inc.    917                              16
       R&G Financial Corp., Class B    2,550                                  36
       Radian Group, Inc.    9,202                                           409
       Regions Financial Corp.    39,314                                   1,317
       Renasant Corp.    750                                                  22
       Republic Bancorp, Inc.    5,135                                        65
       Republic Bancorp, Inc., Class A    1,653                               35
       Riggs National Corp.    1,500                                          29
       S&T Bancorp, Inc.    1,400                                             47
       Sandy Spring Bancorp, Inc.    2,900                                    90
       Santander BanCorp    4,686                                            104
       Seacoast Banking Corp. of Florida    1,980                             37
       Shore Bancshares, Inc.    500                                          15
     o Silicon Valley Bancshares    2,200                                    104
       Simmons First National Corp., Class A    1,000                         24
       Sky Financial Group, Inc.    8,510                                    222
       The South Financial Group, Inc.    4,500                              119
       Southwest Bancorp of Texas, Inc.    7,000                             116
       Southwest Bancorp, Inc. Oklahoma    3,300                              62
       Sovereign Bancorp, Inc.    28,942                                     595
       State Bancorp, Inc.    882                                             19
       State Financial Services Corp., Class A    2,000                       73
       Sterling Bancorp NY    1,827                                           42
       Sterling Bancshares, Inc. Texas    2,100                               28
       Sterling Financial Corp.    1,250                                      32
     o Sterling Financial Corp. Washington    1,218                           40
       Suffolk Bancorp    2,400                                               63
     o Sun Bancorp, Inc. N.J.    3,472                                        69
       SunTrust Banks, Inc.    31,842                                      2,319
       Susquehanna Bancshares, Inc.    3,168                                  67
       SY Bancorp, Inc.    1,400                                              30
       Synovus Financial Corp.    24,600                                     690
       TCF Financial Corp.    13,600                                         344
       TD Banknorth, Inc.    7,296                                           225
       Texas Regional Bancshares, Inc., Class A    2,326                      65
       TF Financial Corp.    700                                              19
       Timberland Bancorp, Inc.    1,000                                      23
       Tompkins Trustco, Inc.    847                                          33

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Toronto-Dominion Bank    3,500                                        140
       TriCo Bancshares    400                                                 8
       Trustco Bank Corp. NY    2,857                                         31
       Trustmark Corp.    4,300                                              118
       U.S. Bancorp    158,531                                             4,423
       UCBH Holdings, Inc.    9,400                                          148
       UMB Financial Corp.    1,787                                           97
       Umpqua Holdings Corp.    343                                            8
       Union Bankshares Corp.    700                                          24
       UnionBanCal Corp.    22,600                                         1,391
       United Bankshares, Inc.    3,400                                      104
       United Community Banks, Inc. Georgia    3,750                          85
       Unizan Financial Corp.    1,371                                        35
       USB Holding Co., Inc.    1,865                                         38
       Valley National Bancorp    7,756                                      192
       W Holding Co., Inc.    11,938                                          97
       Wachovia Corp.    133,649                                           6,840
       Washington Federal, Inc.    7,942                                     177
       Washington Mutual, Inc.    73,578                                   3,040
       Washington Trust Bancorp, Inc.    1,000                                24
       Webster Financial Corp.    3,790                                      172
       Wells Fargo & Co.    140,077                                        8,396
       WesBanco, Inc.    3,200                                                86
       West Coast Bancorp    1,200                                            25
       Westamerica Bancorp.    1,700                                          85
       WestCorp., Inc.    4,707                                              211
       Whitney Holding Corp.    4,450                                        201
       Willow Grove Bancorp, Inc.    1,596                                    25
       Wilmington Trust Corp.    5,700                                       201
       Wintrust Financial Corp.    1,800                                      83
       WSFS Financial Corp.    1,000                                          51
       Zions Bancorp.    7,700                                               540
                                                                     -----------
                                                                          89,902
       CAPITAL GOODS  7.7%
       -------------------------------------------------------------------------
     o 3D Systems Corp.    1,400                                              27
       3M Co.    65,000                                                    4,971
       A.O. Smith Corp., Class B    1,300                                     37
     o Aaon, Inc.    4,075                                                    74
     o AAR Corp.    2,500                                                     37
       Aceto Corp.    11,812                                                  80
     o Actuant Corp., Class A    2,840                                       121
       Acuity Brands, Inc.    5,200                                          124
     o Aerosonic Corp.    300                                                  1
     o AGCO Corp.    3,762                                                    65
       Alamo Group, Inc.    500                                               10
       Albany International Corp., Class A    3,918                          123
     o Alleghany Corp.    220                                                 59
     o Alliant Techsystems, Inc.    2,437                                    169
     o The Allied Defense Group, Inc.    500                                  12
       American Power Conversion Corp.    16,600                             403
     o American Science & Engineering, Inc.    500                            19
       American Standard Cos., Inc.    17,900                                800
     o American Superconductor Corp.    700                                    6
       American Woodmark Corp.    1,000                                       32
       Ameron International Corp.    3,400                                   112
       Ametek, Inc.    4,200                                                 159
       Ampco-Pittsburgh Corp.    2,800                                        34
       Apogee Enterprises, Inc.    1,200                                      15
       Applied Industrial Technologies, Inc.    4,350                        121
       Applied Signal Technology, Inc.    2,100                               41
     o Armor Holdings, Inc.    500                                            18
    @o Armstrong Holdings, Inc.    1,600                                       4
     o Artesyn Technologies, Inc.    1,100                                     8
     o Astronics Corp.    1,250                                                9
     o Aviall, Inc.    2,500                                                  73
       Badger Meter, Inc.    2,000                                            68
       Baldor Electric Co.    3,800                                           95
     o BE Aerospace, Inc.    1,100                                            13
     o BMC Industries, Inc.    2,100                                          --
       The Boeing Co.    68,800                                            4,095
       Briggs & Stratton Corp.    6,000                                      194
       C&D Technologies, Inc.    4,500                                        32
     o Capstone Turbine Corp.    2,600                                         3
       Carlisle Cos., Inc.    3,600                                          259
       Cascade Corp.    4,400                                                139
       Caterpillar, Inc.    28,700                                         2,527
       Chase Corp.    100                                                      1
       CIRCOR International, Inc.    3,750                                    89
       Clarcor, Inc.    1,700                                                 86
     o Columbus McKinnon Corp.    2,400                                       21
       Cooper Industries Ltd., Class A    7,200                              458
     @ Crane Co.    5,000                                                    128
     @ Cummins, Inc.    3,900                                                265
     o Cuno, Inc.    1,300                                                    66
       Curtiss-Wright Corp.    300                                            16
       Danaher Corp.    24,000                                             1,215
       Deere & Co.    21,500                                               1,345
     o Distributed Energy Systems Corp.    1,400                               4
       Donaldson Co., Inc.    3,800                                          113
       Dover Corp.    16,700                                                 607
     o DRS Technologies, Inc.    1,382                                        61
     o Ducommun, Inc.    4,300                                                77
     o Dycom Industries, Inc.    5,399                                       126
     @ Eaton Corp.    12,600                                                 739
       EDO Corp.    900                                                       27
     o Electro Rent Corp.    5,100                                            61
       ElkCorp    3,450                                                       95
     o EMCOR Group, Inc.    700                                               31
       Emerson Electric Co.    35,000                                      2,193
     o Encore Wire Corp.    3,000                                             27

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    @o Energy Conversion Devices, Inc.    600                                 14
       Engineered Support Systems, Inc.    3,712                             131
     o EnPro Industries, Inc.    920                                          23
     o ESCO Technologies, Inc.    1,400                                      103
     o Esterline Technologies Corp.    2,400                                  78
     o Evergreen Solar, Inc.    1,000                                          5
     @ Fastenal Co.    6,600                                                 353
       Federal Signal Corp.    2,800                                          39
     o Flow International Corp.    900                                         5
     o Flowserve Corp.    3,900                                              108
       Fluor Corp.    5,600                                                  289
       Franklin Electric Co., Inc.    3,800                                  135
    @o FuelCell Energy, Inc.    1,200                                         10
     o Gardner Denver, Inc.    1,700                                          62
     @ GATX Corp.    4,000                                                   131
       GenCorp, Inc.    2,500                                                 48
     o General Cable Corp.    2,200                                           27
       General Dynamics Corp.    15,700                                    1,649
  =(1) General Electric Co.    874,566                                    31,659
     o Genlyte Group, Inc.    1,600                                          127
     o Global Power Equipment Group, Inc.    1,000                             9
       Goodrich Corp.    8,404                                               339
       The Gorman-Rupp Co.    2,875                                           57
       Graco, Inc.    7,012                                                  237
     o GrafTech International Ltd.    2,100                                    8
       Granite Construction, Inc.    4,850                                   110
       Greenbrier Cos., Inc.    1,600                                         47
     o Griffon Corp.    2,590                                                 50
       Hardinge, Inc.    1,800                                                27
       Harsco Corp.    3,100                                                 166
     o Hawk Corp., Class A    1,800                                           21
       Heico Corp., Class A    2,286                                          35
     o Herley Industries, Inc.    4,000                                       73
     o Hexcel Corp.    2,000                                                  33
       Honeywell International, Inc.    71,062                             2,541
     @ Hubbell, Inc., Class B    3,800                                       165
       Hughes Supply, Inc.    2,600                                           68
     o Huttig Building Products, Inc.    811                                   8
       IDEX Corp.    3,150                                                   117
     o Ii-Vi, Inc.    3,800                                                   54
       Illinois Tool Works, Inc.    25,850                                 2,167
       Ingersoll-Rand Co., Class A    13,700                               1,053
     o Insituform Technologies, Inc., Class A    1,300                        19
    @o Integrated Electrical Services, Inc.    1,800                           3
       ITT Industries, Inc.    8,700                                         787
     o Jacobs Engineering Group, Inc.    3,800                               185
     o Jacuzzi Brands, Inc.    2,000                                          18
       JLG Industries, Inc.    1,800                                          37
       Joy Global, Inc.    12,900                                            437
     o Kadant, Inc.    1                                                      --
       Kaman Corp., Class A    1,300                                          17
       Kaydon Corp.    3,300                                                  91
     o Keith Cos., Inc.    3,000                                              63
       Kennametal, Inc.    4,000                                             181
     @ L-3 Communications Holdings, Inc.    9,100                            646
     o Ladish Co., Inc.    1,300                                              16
       Lawson Products, Inc.    2,000                                         77
       Lennox International, Inc.    4,771                                    93
       Lincoln Electric Holdings, Inc.    3,900                              119
       Lockheed Martin Corp.    37,052                                     2,258
     o Magnetek, Inc.    1,500                                                 5
       Manitowoc Co., Inc.    2,900                                          116
       Masco Corp.    35,800                                               1,127
     o Mastec, Inc.    5,350                                                  36
    @o Medis Technologies Ltd.    1,110                                       15
     o Mercury Computer Systems, Inc.    3,600                                95
     o Merrimac Industries, Inc.    600                                        5
     o Michael Baker Corp.    500                                             11
    @o Microvision, Inc.    900                                                4
       Middleby Corp.    3,500                                               154
     o Milacron, Inc.    3,340                                                 7
     o Millenium Cell, Inc.    2,200                                           3
     o Modtech Holdings, Inc.    1,000                                         8
     o Moog, Inc., Class A    5,287                                          158
       MSC Industrial Direct Co., Class A    4,300                           116
       Mueller Industries, Inc.    1,700                                      44
       NACCO Industries, Inc., Class A    1,300                              135
     o Navistar International Corp.    6,900                                 204
     o NCI Building Systems, Inc.    2,900                                    94
       Nordson Corp.    4,000                                                129
       Northrop Grumman Corp.    30,032                                    1,647
     o Orbital Sciences Corp.    2,600                                        24
       Oshkosh Truck Corp.    4,500                                          338
       Paccar, Inc.    14,100                                                957
       Pall Corp.    10,900                                                  292
       Parker Hannifin Corp.    11,000                                       659
       Penn Engineering & Manufacturing Corp.    1,000                        18
       Pentair, Inc.    9,500                                                378
     o Plug Power, Inc.    2,248                                              12
     o Powell Industries, Inc.    1,000                                       18
     o Power-One, Inc.    6,000                                               25
       Precision Castparts Corp.    5,151                                    379
     o Quanta Services, Inc.    8,900                                         71
     o Quipp, Inc.    900                                                     10
       Quixote Corp.    1,300                                                 26
       Raven Industries, Inc.    2,800                                        53
       Raytheon Co.    34,900                                              1,313
       Rockwell Automation, Inc.    15,700                                   726
       Rockwell Collins, Inc.    13,100                                      601
       Roper Industries, Inc.    1,500                                       102
     o Rush Enterprises, Inc., Class B    500                                  7
     o Sequa Corp., Class A    2,800                                         145
     o The Shaw Group, Inc.    2,000                                          36
       Simpson Manufacturing Co., Inc.    3,200                               86

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       SPX Corp.    8,610                                                    333
       Standex International Corp.    3,000                                   79
       Stewart & Stevenson Services, Inc.    1,000                            24
     o Surebeam Corp., Class A    2,711                                       --
       Tecumseh Products Co., Class A    3,200                               111
     o Teledyne Technologies, Inc.    12,157                                 370
       Teleflex, Inc.    4,300                                               230
       Tennant Co.    2,100                                                   75
    @o Terex Corp.    3,700                                                  138
       Textron, Inc.    11,800                                               889
     o Thomas & Betts Corp.    7,300                                         227
       Thomas Industries, Inc.    3,200                                      126
       The Timken Co.    6,600                                               164
       Titan International, Inc.    800                                       11
       Toro Co.    1,600                                                      66
    >o Transtechnology Corp.    500                                            4
       Tredegar Corp.    2,600                                                42
     o Trex Co., Inc.    500                                                  20
       Trinity Industries, Inc.    1,100                                      26
     o Triumph Group, Inc.    1,200                                           37
       United Defense Industries, Inc.    3,900                              289
       United Industrial Corp.    1,200                                       34
     o United Rentals, Inc.    5,900                                         109
       United Technologies Corp.    42,034                                 4,276
     o UQM Technologies, Inc.    1,500                                         5
     o URS Corp.    3,700                                                    114
    @o USG Corp.    3,900                                                    164
     o Valence Technology, Inc.    1,400                                       3
       Valmont Industries, Inc.    1,900                                      44
     o Vicor Corp.    4,200                                                   50
       W.W. Grainger, Inc.    7,300                                          404
       Wabash National Corp.    2,500                                         64
     @ Walter Industries, Inc.    1,900                                       65
     o Water Pik Technologies, Inc.    195                                     4
       Watsco, Inc.    3,400                                                 148
       Watts Water Technologies, Inc., Class A    1,000                       31
     o WESCO International, Inc.    4,800                                    116
       Westinghouse Air Brake Technologies Corp.    2,828                     57
     o Wolverine Tube, Inc.    1,000                                           6
       Woodward Governor Co.    500                                           35
     o Xanser Corp.    1,400                                                   4
       York International Corp.    3,800                                     150
                                                                     -----------
                                                                          90,000
       COMMERCIAL SERVICES & SUPPLIES  1.7%
       -------------------------------------------------------------------------
     o A.T. Cross Co., Class A    2,400                                       13
       ABM Industries, Inc.    4,900                                          89
       Adesa, Inc.    8,200                                                  198
     o Administaff, Inc.    2,800                                             38
     o Allied Waste Industries, Inc.    26,600                               213
       Ambassadors International, Inc.    1,700                               22
     o American Locker Group, Inc.    500                                      2
       Angelica Corp.    2,500                                                67
    @o Apollo Group, Inc., Class A    17,050                               1,230
       Aramark Corp., Class B    9,300                                       228
     o Asset Acceptance Capital Corp.    2,500                                51
     @ Avery Dennison Corp.    9,700                                         508
       Banta Corp.    2,700                                                  112
       Bowne & Co., Inc.    4,200                                             55
       Brady Corp., Class A    1,400                                          42
     o Bright Horizons Family Solutions, Inc.    2,600                        88
       The Brink's Co.    5,600                                              181
     o Career Education Corp.    8,614                                       271
     o Casella Waste Systems, Inc., Class A    2,500                          29
       CDI Corp.    3,700                                                     82
       Cendant Corp.    83,720                                             1,667
       Central Parking Corp.    1,600                                         26
     o Cenveo, Inc.    1,300                                                  10
     o Charles River Associates, Inc.    2,500                               131
     o ChoicePoint, Inc.    6,900                                            272
     @ Cintas Corp.    15,350                                                592
     o Coinstar, Inc.    5,200                                                89
       Compx International, Inc.    800                                       12
     o Consolidated Graphics, Inc.    3,900                                  179
     o Copart, Inc.    6,550                                                 142
     o Corinthian Colleges, Inc.    9,200                                    131
     o Cornell Cos., Inc.    2,100                                            25
       Corporate Executive Board Co.    2,700                                177
     o Correctional Services Corp.    2,000                                    5
     o Corrections Corp. of America    3,828                                 145
     o CoStar Group, Inc.    800                                              32
       CPI Corp.    400                                                        7
       Deluxe Corp.    3,800                                                 152
     o DeVry, Inc.    4,800                                                  109
     o DiamondCluster International, Inc., Class A    1,000                   12
     o Dun & Bradstreet Corp.    16,000                                      999
     o Duratek, Inc.    4,000                                                 93
     o Education Management Corp.    5,900                                   165
       Ennis, Inc.    4,500                                                   70
       Equifax, Inc.    11,800                                               397
     o Exponent, Inc.    3,000                                                71
    >o Falcon Products, Inc.    1,500                                         --
     o First Consulting Group, Inc.    1,800                                  10
     o FTI Consulting, Inc.    2,700                                          60
       G&K Services, Inc., Class A    3,700                                  142
     o General Binding Corp.    500                                           11
     o The Geo Group, Inc.    3,800                                          100
    @o GP Strategies Corp.    1,500                                           12
       H&R Block, Inc.    21,300                                           1,061
       Healthcare Services Group    3,750                                     95

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Heidrick & Struggles International, Inc.    3,100                      80
       Herman Miller, Inc.    5,700                                          163
       HNI Corp.    4,000                                                    203
     o Hudson Highland Group, Inc.    720                                     10
     o ICT Group, Inc.    500                                                  5
       IKON Office Solutions, Inc.    12,500                                 108
     o Imagistics International, Inc.    2,840                                76
     o ITT Educational Services, Inc.    6,000                               276
       Jackson Hewitt Tax Service, Inc.    3,000                              55
       John H. Harland Co.    3,500                                          126
       Kelly Services, Inc., Class A    3,200                                 84
     o Kforce, Inc.    405                                                     3
     o Korn/Ferry International    3,600                                      52
     o Laureate Education, Inc.    4,700                                     209
     o Learning Tree International, Inc.    1,400                             18
       Manpower, Inc.    6,991                                               270
    >o Mascotech, Inc. escrow security    1,100                               --
       McGrath RentCorp    1,600                                              36
       Mine Safety Appliances Co.    2,700                                    96
     o Mobile Mini, Inc.    600                                               21
     o Monster Worldwide, Inc.    9,800                                      226
     o Multi-Color Corp.    750                                               17
    @o National Patent Development Corp.    1,500                              4
     o Navigant Consulting, Inc.    5,000                                    117
     o NCO Group, Inc.    2,701                                               50
     o Nobel Learning Communities, Inc.    500                                 4
     o On Assignment, Inc.    1,700                                            7
     o PHH Corp.    4,186                                                     94
       Pitney Bowes, Inc.    20,000                                          894
     o Portfolio Recovery Associates, Inc.    2,000                           72
     @ Pre-Paid Legal Services, Inc.    3,600                                129
     o PRG-Schultz International, Inc.    2,500                               12
       R.R. Donnelley & Sons Co.    17,000                                   559
     o RemedyTemp, Inc., Class A    1,200                                     12
       Republic Services, Inc.    17,700                                     612
    @o Resources Connection, Inc.    6,200                                   118
     @ Robert Half International, Inc.    14,000                             347
       Rollins, Inc.    6,675                                                132
     o School Specialty, Inc.    1,600                                        59
       The ServiceMaster Co.    22,900                                       294
     o Sitel Corp.    2,800                                                    5
     o Sotheby's Holdings, Inc., Class A    2,938                             48
     o SOURCECORP, Inc.    3,600                                              64
     o Spherion Corp.    1,830                                                10
     o Spherix, Inc.    500                                                    1
       The Standard Register Co.    4,100                                     51
       Steelcase, Inc., Class A    3,500                                      46
     o Stericycle, Inc.    4,700                                             229
    >o Stone and Webster, Inc. escrow security    700                         --
       Strayer Education, Inc.    700                                         75
     o TeleTech Holdings, Inc.    5,000                                       53
     o Tetra Tech, Inc.    12,031                                            127
     o TRC Cos., Inc.    1,350                                                19
     o United Stationers, Inc.    2,900                                      122
     o Vertrue, Inc.    4,500                                                137
       Viad Corp.    3,625                                                    93
     o Volt Information Sciences, Inc.    2,100                               42
     o Waste Connections, Inc.    5,250                                      185
       Waste Industries USA, Inc.    1,500                                    20
       Waste Management, Inc.    48,100                                    1,370
       Watson Wyatt & Co. Holdings    4,600                                  121
     o West Corp.    4,500                                                   146
     o Westaff, Inc.    2,000                                                  7
       WPP Group PLC    2,272                                                123
                                                                     -----------
                                                                          19,464
       CONSUMER DURABLES & APPAREL  1.9%
       -------------------------------------------------------------------------
       Action Performance Cos., Inc.    600                                    6
     o Alliance Gaming Corp.    3,000                                         34
       American Greetings Corp., Class A    8,500                            193
     o Applica, Inc.    3,100                                                  7
     o Avatar Holdings, Inc.    700                                           34
       Beazer Homes USA, Inc.    2,553                                       116
       Black & Decker Corp.    7,100                                         594
     o Blount International, Inc.    1,200                                    18
       Blyth, Inc.    4,800                                                  132
       Boston Acoustics, Inc.    1,300                                        17
     o Boyds Collection Ltd.    2,200                                          5
       Brookfield Homes Corp.    3,500                                       150
       Brown Shoe Co., Inc.    3,300                                         102
       Brunswick Corp.    13,900                                             584
     @ Callaway Golf Co.    5,600                                             60
     o Carter's, Inc.    2,500                                                94
       Cavco Industries, Inc.    410                                          11
       Centex Corp.    10,700                                                618
    @o Champion Enterprises, Inc.    4,700                                    44
     o Chromcraft Revington, Inc.    1,300                                    16
    @o Coach, Inc.    32,008                                                 858
     o Columbia Sportswear Co.    4,350                                      187
       Craftmade International, Inc.    2,800                                 43
       CSS Industries, Inc.    900                                            29
       D.R. Horton, Inc.    24,604                                           750
     o Department 56, Inc.    3,300                                           43
    @o DGSE Cos., Inc.    700                                                  2
     o Dominion Homes, Inc.    500                                             7
     @ Eastman Kodak Co.    26,000                                           650
     o Enesco Group, Inc.    1,100                                             6
       Ethan Allen Interiors, Inc.    4,200                                  127
     o The Fairchild Corp., Class A    3,100                                   7
       Flexsteel Industries, Inc.    600                                       9
     o Foamex International, Inc.    2,600                                     5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Fortune Brands, Inc.    17,700                                      1,497
     o Fossil, Inc.    2,962                                                  69
       Furniture Brands International, Inc.    4,700                          91
       Haggar Corp.    1,200                                                  23
     o Hampshire Group Ltd.    1,000                                          40
       Harman International Industries, Inc.    6,800                        534
     @ Hasbro, Inc.    14,500                                                274
     o Helen of Troy Ltd.    2,000                                            56
     o Hovnanian Enterprises, Inc., Class A    6,200                         315
     o Interface, Inc., Class A    3,300                                      20
     o Jarden Corp.    1,650                                                  74
     @ Jones Apparel Group, Inc.    12,156                                   370
       Juno Lighting, Inc.    1,429                                           51
       K-Swiss, Inc., Class A    2,400                                        72
     o K2, Inc.    1,700                                                      22
       KB Home    7,800                                                      445
       Kellwood Co.    2,900                                                  74
       Kenneth Cole Productions, Inc., Class A    3,100                       93
       Kimball International, Inc., Class B    3,600                          41
       Knape & Vogt Manufacturing Co.    2,200                                25
     @ La-Z-Boy, Inc.    5,800                                                69
       Leggett & Platt, Inc.    16,200                                       437
       Lennar Corp., Class A    14,490                                       746
       Levitt Corp., Class A    550                                           14
       Liz Claiborne, Inc.    18,600                                         659
       M/I Homes, Inc.    1,800                                               82
       Marine Products Corp.    405                                            5
     o MarineMax, Inc.    800                                                 22
     o Marvel Enterprises, Inc.    11,700                                    229
       Mattel, Inc.    34,300                                                619
     @ Maytag Corp.    7,100                                                  69
       MDC Holdings, Inc.    1,903                                           124
     o Meade Instruments Corp.    800                                          2
     o Meritage Corp.    1,000                                                63
     o Mestek, Inc.    700                                                    16
     o MITY Enterprises, Inc.    600                                           9
    @o Mohawk Industries, Inc.    4,819                                      375
       Movado Group, Inc.    7,400                                           119
       National Presto Industries, Inc.    400                                16
       Nautilus Group, Inc.    4,125                                         103
     @ Newell Rubbermaid, Inc.    23,900                                     519
       Nike, Inc., Class B    20,700                                       1,590
     o NVR, Inc.    500                                                      359
     o Oakley, Inc.    6,700                                                  89
    @o Oneida Ltd.    700                                                      2
       Oshkosh B'Gosh, Inc., Class A    1,200                                 32
     o Palm Harbor Homes, Inc.    2,700                                       46
       Phillips-Van Heusen Corp.    1,800                                     47
       Polaris Industries, Inc.    3,200                                     184
     > Polaroid Corp.    3,800                                                --
       Polo Ralph Lauren Corp.    6,500                                      228
       Pulte Homes, Inc.    11,372                                           813
     o Quiksilver, Inc.    2,000                                              55
     o RC2 Corp.    2,200                                                     76
     o Recoton Corp.    500                                                   --
       Reebok International Ltd.    8,000                                    325
       Russ Berrie & Co., Inc.    1,000                                       13
       Russell Corp.    2,600                                                 46
       The Ryland Group, Inc.    6,800                                       418
    @o Salton, Inc.    1,100                                                   1
       Saucony, Inc., Class B    1,900                                        38
       SCP Pool Corp.    5,662                                               184
     o Skechers USA, Inc., Class A    6,500                                   80
       Skyline Corp.    100                                                    4
       Snap-On, Inc.    4,000                                                133
     o SONICblue, Inc.    2,600                                               --
       Standard-Pacific Corp.    2,400                                       172
       Stanley Furniture Co., Inc.    2,600                                  109
       The Stanley Works    6,600                                            284
     o Steven Madden Ltd.    1,800                                            29
       Stride Rite Corp.    2,900                                             35
       Sturm Ruger & Co., Inc.    2,800                                       18
       Superior Uniform Group, Inc.    1,600                                  18
       Tandy Brands Accessories, Inc.    1,000                                14
     o Tarrant Apparel Group    1,700                                          3
       Technical Olympic USA, Inc.    2,812                                   59
     o Tempur-Pedic International, Inc.    8,000                             153
     o Timberland Co., Class A    1,400                                       97
     o Toll Brothers, Inc.    5,600                                          424
       Tupperware Corp.    4,800                                             101
     o Unifi, Inc.    1,900                                                    6
       Unifirst Corp.    3,900                                               146
    >o Uniroyal Technology Corp.    1,100                                     --
     o Universal Electronics, Inc.    2,200                                   36
       VF Corp.    15,000                                                    849
     o Virco Manufacturing Corp.    1,170                                      9
    @o The Warnaco Group, Inc.    2,500                                       56
     o WCI Communities, Inc.    3,800                                        107
       Whirlpool Corp.    6,000                                              372
       Wolverine World Wide, Inc.    7,800                                   158
     o Yankee Candle Co., Inc.    3,700                                      103
                                                                     -----------
                                                                          22,162
       DIVERSIFIED FINANCIALS  6.6%
       -------------------------------------------------------------------------
       A.G. Edwards, Inc.    5,900                                           234
   @>o Actrade Financial Technologies Ltd.    1,000                           --
       Advanta Corp., Class A    7,400                                       167
     o Aether Systems, Inc.    1,100                                           4
    @o Affiliated Managers Group, Inc.    1,800                              113
       Alliance Capital Management Holding L.P.    7,700                     346

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       American Express Co.    105,150                                     5,541
    @o AmeriCredit Corp.    12,300                                           288
     o Ameritrade Holding Corp.    34,300                                    360
       Asta Funding, Inc.    2,000                                            42
       The Bank of New York Co., Inc.    65,500                            1,830
       The Bear Stearns Cos., Inc.    13,620                               1,289
       Blackrock, Inc., Class A    400                                        30
       Capital One Financial Corp.    19,900                               1,411
       Cash America International, Inc.    2,500                              37
     / The Charles Schwab Corp.    111,120                                 1,150
       Chicago Mercantile Exchange    1,800                                  352
       CIT Group, Inc.    18,600                                             749
  =(4) Citigroup, Inc.    427,436                                         20,072
     o CompuCredit Corp.    4,400                                            117
     o Credit Acceptance Corp.    2,400                                       45
     o E*TRADE Financial Corp.    30,035                                     334
       Eaton Vance Corp.    11,600                                           272
     o eSpeed, Inc., Class A    3,300                                         29
       Federated Investors, Inc., Class B    9,950                           283
       Financial Federal Corp.    3,300                                      117
     o The First Marblehead Corp.    5,000                                   193
       Franklin Resources, Inc.    20,600                                  1,415
       Gabelli Asset Management, Inc., Class A    700                         28
       Goldman Sachs Group, Inc.    38,700                                 4,133
     o Instinet Group, Inc.    1,200                                           6
     o Investment Technology Group, Inc.    4,750                             90
       Investors Financial Services Corp.    5,500                           231
       Janus Capital Group, Inc.    19,200                                   249
       Jefferies Group, Inc.    4,100                                        148
       JPMorgan Chase & Co.    295,944                                    10,503
     o Knight Trading Group, Inc., Class A    9,700                           82
     o LaBranche & Co., Inc.    2,400                                         16
     o Ladenburg Thalmann Financial Services, Inc.    813                      1
       Legg Mason, Inc.    10,050                                            712
       Lehman Brothers Holdings, Inc.    23,872                            2,190
       Leucadia National Corp.    7,704                                      268
       MBNA Corp.    104,650                                               2,067
       Mellon Financial Corp.    35,800                                      991
       Merrill Lynch & Co., Inc.    79,800                                 4,304
     o Metris Cos., Inc.    3,000                                             36
     o MicroFinancial, Inc.    1,900                                           7
       MoneyGram International, Inc.    14,500                               281
       Moody's Corp.    13,300                                             1,092
       Morgan Stanley    90,300                                            4,752
       National Financial Partners Corp.    2,500                             96
     o Nelnet, Inc., Class A    4,500                                        143
     o NextCard, Inc.    2,600                                                --
       Northern Trust Corp.    18,500                                        833
       Nuveen Investments, Inc., Class A    7,300                            248
     o Piper Jaffray Cos.    950                                              26
       Principal Financial Group, Inc.    25,400                             993
     o Providian Financial Corp.    23,900                                   398
       Raymond James Financial, Inc.    6,900                                186
       SEI Investments Co.    9,700                                          318
     o Siebert Financial Corp.    2,900                                        9
       SLM Corp.    37,300                                                 1,777
    >o SNTL Corp. -- Litigation Trust Certificates
       1,300                                                                  --
       State Street Corp.    28,000                                        1,294
       Student Loan Corp.    1,700                                           329
       SWS Group, Inc.    1,141                                               17
       T. Rowe Price Group, Inc.    10,700                                   590
       Waddell & Reed Financial, Inc., Class A    7,250                      126
       Westwood Holdings Group, Inc.    285                                    5
     o WFS Financial, Inc.    4,100                                          184
     o World Acceptance Corp.    1,000                                        25
                                                                     -----------
                                                                          76,604
       ENERGY  7.9%
       -------------------------------------------------------------------------
     @ Amerada Hess Corp.    6,400                                           599
       Anadarko Petroleum Corp.    19,530                                  1,426
       Apache Corp.    28,372                                              1,597
       APCO Argentina, Inc.    200                                             7
       Ashland, Inc.    7,000                                                471
     o ATP Oil & Gas Corp.    1,600                                           33
     o Atwood Oceanics, Inc.    1,200                                         68
       Baker Hughes, Inc.    28,300                                        1,249
       Berry Petroleum Co., Class A    2,000                                  93
       BJ Services Co.    14,300                                             697
       BP Prudhoe Bay Royalty Trust    2,200                                 134
       Buckeye Partners L.P.    3,400                                        163
       Burlington Resources, Inc.    34,000                                1,653
       Cabot Oil & Gas Corp.    21,600                                       636
     o CAL Dive International, Inc.    4,000                                 178
       CARBO Ceramics, Inc.    3,000                                         199
       Chesapeake Energy Corp.    19,200                                     369
       ChevronTexaco Corp.    179,634                                      9,341
    @o Cimarex Energy Co.    3,122                                           111
     o Comstock Resources, Inc.    4,500                                     114
       ConocoPhillips    56,098                                            5,882
     o Cooper Cameron Corp.    3,300                                         181
     o CREDO Petroleum Corp.    1,800                                         26
       Cross Timbers Royalty Trust    1,500                                   58
       Crosstex Energy L.P.    2,000                                          69
     o Denbury Resources, Inc.    4,900                                      155
       Devon Energy Corp.    37,360                                        1,688
       Diamond Offshore Drilling, Inc.    12,300                             543
       El Paso Corp.    51,387                                               513
     o Enbridge Energy Management LLC    1,174                                58
     o Encore Acquisition Co.    1,500                                        55
     o Energy Partners Ltd.    1,700                                          39

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       ENSCO International, Inc.    11,200                                   365
     @ Enterprise Products Partners L.P.    29,500                           762
       EOG Resources, Inc.    22,800                                       1,084
  =(2) Exxon Mobil Corp.    537,816                                       30,672
     o FMC Technologies, Inc.    4,591                                       139
     o Forest Oil Corp.    4,450                                             171
       Frontier Oil Corp.    3,600                                           151
     o General Maritime Corp.    3,000                                       132
     o Global Industries Ltd.    4,400                                        42
       GlobalSantaFe Corp.    19,155                                         644
     o Grant Prideco, Inc.    6,100                                          135
     o Grey Wolf, Inc.    5,800                                               35
       Gulf Island Fabrication, Inc.    2,800                                 59
     o Gulfmark Offshore, Inc.    1,600                                       36
     @ Halliburton Co.    36,700                                           1,526
     o Hanover Compressor Co.    5,600                                        58
     o Harvest Natural Resources, Inc.    6,000                               65
       Helmerich & Payne, Inc.    4,800                                      184
       Holly Corp.    4,000                                                  137
    @o Houston Exploration Co.    5,400                                      275
       Hugoton Royalty Trust    3,300                                         89
     o Hydril Co.    2,500                                                   131
     o Input/Output, Inc.    4,200                                            25
       Kaneb Services LLC    1,466                                            63
     @ Kerr-McGee Corp.    14,583                                          1,132
     o Key Energy Services, Inc.    10,300                                   116
     o Kinder Morgan Management LLC    3,380                                 149
       Kinder Morgan, Inc.    10,700                                         818
     o Lone Star Technologies, Inc.    1,200                                  47
       Lufkin Industries, Inc.    1,000                                       29
       Magellan Midstream Partners    2,400                                   79
     o Magnum Hunter Resources, Inc.    5,750                                 83
       Marathon Oil Corp.    29,000                                        1,351
       Maritrans, Inc.    2,500                                               46
       Markwest Energy Partners L.P.    500                                   25
     o Maverick Tube Corp.    3,800                                          111
     o Meridian Resource Corp.    3,100                                       12
     @ Murphy Oil Corp.    8,500                                             757
     o Nabors Industries Ltd.    11,817                                      637
     o NATCO Group, Inc., Class A    1,200                                    13
     o National-Oilwell Varco, Inc.    11,540                                459
     o Newfield Exploration Co.    3,700                                     263
       Noble Corp.    10,100                                                 514
     @ Noble Energy, Inc.    3,500                                           224
       Occidental Petroleum Corp.    33,100                                2,284
     o Oceaneering International, Inc.    3,600                              118
     o Offshore Logistics, Inc.    3,600                                     104
     o Oil States International, Inc.    3,600                                73
       OMI Corp.    6,500                                                    118
       Overseas Shipholding Group    3,700                                   209
       Pacific Energy Partners L.P.    3,500                                 109
     o Parker Drilling Co.    2,800                                           15
     @ Patina Oil & Gas Corp.    6,250                                       240
       Patterson-UTI Energy, Inc.    13,200                                  316
    >o Petro Corp. escrow security    3,000                                   --
       Pioneer Natural Resources Co.    14,333                               583
     @ Plains All American Pipeline L.P.    4,600                            188
     o Plains Exploration & Production Co.    6,579                          212
       Pogo Producing Co.    6,300                                           284
       Premcor, Inc.    6,100                                                403
     o Pride International, Inc.    10,200                                   227
    @o Quicksilver Resources, Inc.    2,800                                  144
       Range Resources Corp.    5,400                                        122
     o Remington Oil & Gas Corp.    2,900                                     85
       Resource America, Inc., Class A    2,000                               66
       Rowan Cos., Inc.    3,400                                              90
       RPC, Inc.    5,100                                                     74
       Schlumberger Ltd.    50,000                                         3,420
     o Seacor Holdings, Inc.    1,250                                         71
       Smith International, Inc.    7,400                                    431
     o Spinnaker Exploration Co.    2,900                                     93
       St. Mary Land & Exploration Co.    7,400                              161
     o Stone Energy Corp.    976                                              44
     @ Sunoco Logistics Partners L.P.    2,000                                82
       Sunoco, Inc.    5,500                                                 546
     o Superior Energy Services, Inc.    4,900                                73
     o Swift Energy Co.    2,500                                              66
     o Syntroleum Corp.    4,000                                              35
       TC Pipelines L.P.    2,400                                             76
       TEL Offshore Trust    83                                                1
       TEPPCO Partners L.P.    4,000                                         177
     o Tesoro Petroleum Corp.    4,800                                       182
     o Tetra Technologies, Inc.    3,700                                     100
     @ Tidewater, Inc.    2,700                                               93
     o Todco, Class A    5,500                                               122
     o Transmontaigne, Inc.    1,600                                          11
     o Transocean, Inc.    27,731                                          1,286
     o Ultra Petroleum Corp.    6,500                                        328
     o Unit Corp.    4,400                                                   169
     o Universal Compression Holdings, Inc.    2,900                         102
       Unocal Corp.    22,507                                              1,228
       Valero Energy Corp.    22,298                                       1,528
     @ Valero L.P.    1,600                                                  101
     o Veritas DGC, Inc.    3,000                                             77
       Vintage Petroleum, Inc.    10,500                                     303
     o W-H Energy Services, Inc.    900                                       20
     o Weatherford International Ltd.    10,600                              553
       Western Gas Resources, Inc.    4,000                                  134
       Williams Cos., Inc.    42,360                                         721
       World Fuel Services Corp.    6,000                                    150

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       XTO Energy, Inc.    25,942                                            783
                                                                     -----------
                                                                          91,581
       FOOD & STAPLES RETAILING  2.6%
       -------------------------------------------------------------------------
     o 7-Eleven, Inc.    5,000                                               117
     @ Albertson's, Inc.    30,468                                           603
       Arden Group, Inc., Class A    600                                      42
    @o BJ's Wholesale Club, Inc.    6,100                                    163
       Casey's General Stores, Inc.    5,100                                  86
     @ Costco Wholesale Corp.    38,600                                    1,566
       CVS Corp.    33,500                                                 1,728
     > Fleming Cos., Inc.    3,400                                            --
       Fresh Brands, Inc.    1,800                                            11
    @o Great Atlantic & Pacific Tea Co.    2,200                              34
       Ingles Markets, Inc., Class A    300                                    4
    @o Kroger Co.    60,800                                                  959
     @ Longs Drug Stores Corp.    3,300                                      120
       Marsh Supermarkets, Inc., Class B    1,000                             14
       Nash Finch Co.    1,700                                                60
     o NeighborCare, Inc.    12,500                                          359
     o Pathmark Stores, Inc.    3,900                                         30
     o Performance Food Group Co.    1,900                                    51
     o Pricesmart, Inc.    500                                                 3
     o Rite Aid Corp.    40,400                                              147
       Ruddick Corp.    3,100                                                 70
     o Safeway, Inc.    33,400                                               711
     o Smart & Final, Inc.    2,700                                           27
     o Spartan Stores, Inc.    500                                             6
       Supervalu, Inc.    18,087                                             571
       Sysco Corp.    52,036                                               1,800
       The Topps Co., Inc.    1,700                                           15
     o United Natural Foods, Inc.    2,600                                    70
 @=(7) Wal-Mart Stores, Inc.    350,100                                   16,504
       Walgreen Co.    84,400                                              3,634
       Weis Markets, Inc.    1,700                                            64
       Whole Foods Market, Inc.    6,100                                     608
     o Wild Oats Markets, Inc.    3,800                                       38
                                                                     -----------
                                                                          30,215
       FOOD BEVERAGE & TOBACCO  4.7%
       -------------------------------------------------------------------------
       Altria Group, Inc.    168,800                                      10,970
     @ American Italian Pasta Co., Class A    1,000                           24
       Anheuser-Busch Cos., Inc.    67,000                                 3,140
       Archer-Daniels-Midland Co.    53,958                                  971
    >o Aurora Foods, Inc.    2,500                                            --
       Bridgford Foods Corp.    300                                            3
       Brown-Forman Corp., Class B    9,912                                  550
       Campbell Soup Co.    35,400                                         1,053
       Chiquita Brands International, Inc.    10,000                         251
       Coca-Cola Bottling Co. Consolidated    400                             19
       The Coca-Cola Co.    202,200                                        8,784
       Coca-Cola Enterprises, Inc.    39,700                                 806
       ConAgra Foods, Inc.    43,293                                       1,158
     o Constellation Brands, Inc., Class A    8,800                          464
       Corn Products International, Inc.    15,600                           344
     o Dean Foods Co.    8,613                                               296
     o Del Monte Foods Co.    8,931                                           93
       Delta & Pine Land Co.    2,000                                         50
       Flowers Foods, Inc.    19,515                                         563
       Fresh Del Monte Produce, Inc.    4,200                                121
       General Mills, Inc.    31,300                                       1,546
     o Green Mountain Coffee Roasters, Inc.    900                            23
     o Griffen Land & Nurseries, Inc.    300                                   8
       H.J. Heinz Co.    27,900                                            1,028
     o Hain Celestial Group, Inc.    1,406                                    25
       Hershey Foods Corp.    21,400                                       1,367
       Hormel Foods Corp.    9,000                                           280
       Interstate Bakeries    3,200                                           17
     o J & J Snack Foods Corp.    3,200                                      157
     @ The J.M. Smuckers Co.    2,438                                        121
     o John B. Sanfilippo & Son    5,000                                     112
       Kellogg Co.    34,400                                               1,546
       Kraft Foods, Inc., Class A    112,000                               3,630
       Lancaster Colony Corp.    3,400                                       141
       Lance, Inc.    2,900                                                   48
     o M&F Worldwide Corp.    1,200                                           15
     o Maui Land & Pineapple Co., Inc.    800                                 31
       McCormick & Co., Inc.    11,300                                       391
       MGP Ingredients, Inc.    3,400                                         30
       Molson Coors Brewing Co., Class B    2,500                            154
     o Monterey Gourmet Foods, Inc.    700                                     2
       National Beverage Corp.    7,400                                       53
     o Peet's Coffee & Tea, Inc.    1,800                                     46
       The Pepsi Bottling Group, Inc.    23,400                              671
       PepsiAmericas, Inc.    13,200                                         326
       PepsiCo, Inc.    140,800                                            7,834
     @ Pilgrim's Pride Corp., Class B    1,400                                51
       Ralcorp Holdings, Inc.    6,700                                       265
       Reynolds American, Inc.    11,332                                     884
       Rocky Mountain Chocolate Factory, Inc.    1,733                        34
       Sanderson Farms, Inc.    5,250                                        190
       Sara Lee Corp.    64,378                                            1,377
       Seaboard Corp.    200                                                 171
     o Smithfield Foods, Inc.    6,300                                       191
       Standard Commercial Corp.    1,100                                     19
       Tasty Baking Co.    500                                                 4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Tootsie Roll Industries, Inc.    2,322                                 72
       Tyson Foods, Inc., Class A    30,340                                  512
       Universal Corp.    1,800                                               82
       UST, Inc.    12,700                                                   582
       Vector Group Ltd.    3,388                                             53
       Wm. Wrigley Jr. Co.    19,100                                       1,320
                                                                     -----------
                                                                          55,069
       HEALTH CARE EQUIPMENT & SERVICES  5.7%
       -------------------------------------------------------------------------
     o Abiomed, Inc.    800                                                    8
     o Accelrys, Inc.    1,300                                                 7
     o Accredo Health, Inc.    2,841                                         129
     o Advanced Medical Optics, Inc.    2,400                                 89
     o Advanced Neuromodulation Systems, Inc.    1,050                        32
     o The Advisory Board Co.    1,000                                        41
    @o AeroGen, Inc.    640                                                    1
       Aetna, Inc.    29,600                                               2,172
    @o Align Technology, Inc.    8,700                                        73
     o Alliance Imaging, Inc.    1,800                                        19
     o Allscripts Healthcare Solutions, Inc.    1,900                         25
     o Amedisys, Inc.    2,500                                                75
     o America Service Group, Inc.    4,950                                  112
     o American Healthways, Inc.    3,100                                    116
     o American Medical Systems Holdings, Inc.    7,800                      136
     o American Retirement Corp.    700                                       10
     o AMERIGROUP Corp.    1,800                                              63
       AmerisourceBergen Corp.    10,324                                     633
     o AMN Healthcare Services, Inc.    4,110                                 61
     o Amsurg Corp.    4,800                                                 124
       Analogic Corp.    4,700                                               196
    @o Apria Healthcare Group, Inc.    10,500                                316
       Arrow International, Inc.    6,400                                    212
     o Arthrocare Corp.    1,400                                              41
     o Aspect Medical Systems, Inc.    3,700                                  93
       Bausch & Lomb, Inc.    3,400                                          255
       Baxter International, Inc.    50,118                                1,859
       Beckman Coulter, Inc.    5,100                                        340
       Becton Dickinson & Co.    21,300                                    1,246
     o Beverly Enterprises, Inc.    8,800                                    103
     o Bio-Rad Laboratories, Inc., Class A    1,000                           48
       Biomet, Inc.    20,125                                                779
     o BioScrip, Inc.    2,172                                                12
     o Biosite, Inc.    1,400                                                 80
     o BioVeris Corp.    3,800                                                18
     o Boston Scientific Corp.    70,300                                   2,079
     o Bruker BioSciences Corp.    2,100                                       7
       C.R. Bard, Inc.    8,000                                              569
     o Cantel Medical Corp.    3,571                                          95
       Cardinal Health, Inc.    36,160                                     2,009
    @o Caremark Rx, Inc.    37,090                                         1,485
     o Centene Corp.    1,000                                                 28
    @o Cerner Corp.    4,200                                                 244
     o Cerus Corp.    500                                                      2
       Chemed Corp.    700                                                    50
     o Chindex International, Inc.    2,200                                   13
     o Cholestech Corp.    1,700                                              17
       CIGNA Corp.    12,800                                               1,177
     o Clarient, Inc.    1,100                                                 1
     o Closure Medical Corp.    3,400                                         91
     o Community Health Systems, Inc.    7,100                               259
     o Conmed Corp.    1,700                                                  51
       The Cooper Cos., Inc.    2,781                                        188
     o Corvel Corp.    1,900                                                  39
     o Covance, Inc.    5,800                                                265
     o Coventry Health Care, Inc.    15,958                                1,092
     o Cross Country Healthcare, Inc.    1,600                                26
     o CryoLife, Inc.    750                                                   5
     o CTI Molecular Imaging, Inc.    2,000                                   41
    @o CyberCare, Inc.    900                                                 --
     o Cyberonics    3,700                                                   139
     o Cytyc Corp.    7,800                                                  166
       D&K Healthcare Resources, Inc.    3,200                                25
     o Dade Behring Holdings, Inc.    2,600                                  160
       Datascope Corp.    2,500                                               72
     o DaVita, Inc.    8,250                                                 332
     o Dendrite International, Inc.    3,600                                  56
       Dentsply International, Inc.    6,550                                 358
       Diagnostic Products Corp.    1,700                                     82
     o DJ Orthopedics, Inc.    3,000                                          75
    @o Dynacq Healthcare, Inc.    3,616                                       18
     o Eclipsys Corp.    1,800                                                24
    @o Edwards Lifesciences Corp.    3,900                                   172
     o Enpath Medical, Inc.    3,000                                          20
     o eResearch Technology, Inc.    5,625                                    64
     o Express Scripts, Inc.    6,300                                        565
     o Fischer Imaging Corp.    500                                            3
     o Fisher Scientific International, Inc.    8,876                        527
     o Five Star Quality Care, Inc.    135                                     1
    @o Gen-Probe, Inc.    3,400                                              171
     o Genesis HealthCare Corp.    6,250                                     249
     o Gentiva Health Services, Inc.    3,250                                 64
       Guidant Corp.    25,816                                             1,912
     o Haemonetics Corp.    3,700                                            158
     o Hanger Orthopedic Group, Inc.    5,400                                 32
     @ HCA, Inc.    34,000                                                 1,899
     @ Health Management Associates, Inc., Class A    15,900                 393
    @o Health Net, Inc.    16,600                                            565
     o HealthExtras, Inc.    1,900                                            31
     o HealthTronics Surgical Services, Inc.    3,500                         43
     o Henry Schein, Inc.    4,600                                           173
       Hillenbrand Industries, Inc.    5,800                                 320

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
     o Hologic, Inc.    2,600                                                 93
       Hooper Holmes, Inc.    4,600                                           17
     o Hospira, Inc.    14,070                                               472
     o Humana, Inc.    18,900                                                655
     o ICU Medical, Inc.    550                                               19
     o Idexx Laboratories, Inc.    2,500                                     142
     o IDX Systems Corp.    4,000                                            124
     o Illumina, Inc.    1,500                                                15
     o Immucor, Inc.    2,530                                                 75
       IMS Health, Inc.    19,300                                            463
     o Inamed Corp.    13,950                                                849
    @o Integra LifeSciences Holdings Corp.    1,100                           39
     o Intermagnetics General Corp.    2,056                                  50
     o Intuitive Surgical, Inc.    1,050                                      45
       Invacare Corp.    2,000                                                82
     o Kindred Healthcare, Inc.    4,624                                     152
     o Kinetic Concepts, Inc.    2,500                                       154
    @o Kyphon, Inc.    3,000                                                  78
     o LabOne, Inc.    2,100                                                  74
     o Laboratory Corp. of America Holdings    12,800                        634
     o Lifeline Systems, Inc.    4,600                                       157
     o LifePoint Hospitals, Inc.    3,707                                    165
     o Lincare Holdings, Inc.    7,100                                       303
     o Magellan Health Services, Inc.    3,007                               102
       Manor Care, Inc.    8,000                                             267
     o Matria Healthcare, Inc.    1,800                                       50
       Matthews International Corp., Class A    1,900                         68
       McKesson Corp.    22,900                                              847
     o Med-Design Corp.    1,200                                               1
     o Medcath Corp.    1,500                                                 41
     o Medco Health Solutions, Inc.    23,638                              1,205
     o Medical Action Industries, Inc.    2,500                               45
     o Medical Staffing Network Holdings, Inc.    1,300                        7
       Medtronic, Inc.    100,974                                          5,321
       Mentor Corp.    3,000                                                 110
       Meridian Bioscience, Inc.    5,000                                     84
     o Merit Medical Systems, Inc.    2,222                                   28
     o Millipore Corp.    5,100                                              246
     o Molecular Devices Corp.    8,100                                      153
     o Molina Healthcare, Inc.    2,500                                      109
       National Healthcare Corp.    600                                       18
     o National Medical Health Card Systems, Inc.    800                      20
       NDCHealth Corp.    1,900                                               29
     o Nektar Therapeutics    2,200                                           31
     o North American Scientific, Inc.    700                                  2
     o Novoste Corp.    1,600                                                  1
     o Nutraceutical International Corp.    5,000                             62
       NWH, Inc.    2,500                                                     37
    @o OCA, Inc.    2,112                                                      9
     o Odyssey HealthCare, Inc.    2,250                                      26
       Omnicare, Inc.    7,500                                               260
       Option Care, Inc.    2,250                                             32
     o OraSure Technologies, Inc.    1,500                                    12
       Owens & Minor, Inc.    2,000                                           58
     o Pacificare Health Systems, Inc.    18,800                           1,123
     o Parexel International Corp.    2,400                                   44
    @o Patterson Cos., Inc.    10,600                                        536
     o PDI, Inc.    2,900                                                     53
     o Pediatrix Medical Group, Inc.    3,000                                204
     o Per-Se Technologies, Inc.    10,000                                   156
       PerkinElmer, Inc.    11,477                                           212
     o Pharmaceutical Product Development, Inc.    5,000                     227
       PolyMedica Corp.    4,400                                             136
     o Precis, Inc.    1,200                                                   2
     o Priority Healthcare Corp., Class B    2,000                            46
     o PSS World Medical, Inc.    5,800                                       65
    @o QMed, Inc.    500                                                       4
       Quest Diagnostics    7,410                                            784
     o Regeneration Technologies, Inc.    1,700                               16
     o RehabCare Group, Inc.    4,000                                        120
     o Renal Care Group, Inc.    7,050                                       269
     o Res-Care, Inc.    4,500                                                64
     o Resmed, Inc.    2,000                                                 124
     o Respironics, Inc.    1,900                                            120
     o Service Corp. International    24,100                                 170
     o SFBC International, Inc.    1,500                                      47
    @o Sierra Health Services, Inc.    11,700                                757
     o SonoSite, Inc.    1,600                                                47
     o Specialty Laboratories    700                                           6
     o St. Jude Medical, Inc.    29,600                                    1,155
     o Steris Corp.    6,100                                                 144
     o Stewart Enterprises, Inc., Class A    7,200                            39
       Stryker Corp.    33,600                                             1,631
     o Sunrise Senior Living, Inc.    4,900                                  251
     o Sybron Dental Specialties, Inc.    4,633                              173
     o Symbion, Inc.    2,500                                                 53
     o Tenet Healthcare Corp.    36,650                                      439
     o Theragenics Corp.    2,500                                              9
     o Thermo Electron Corp.    26,550                                       663
     o Thoratec Corp.    2,636                                                34
     o Triad Hospitals, Inc.    6,044                                        310
     o TriPath Imaging, Inc.    2,600                                         17
     o Tripos, Inc.    6,000                                                  22
     o Trizetto Group, Inc.    5,900                                          61
     o United Surgical Partners International, Inc.
       1,400                                                                  62
       UnitedHealth Group, Inc.    66,300                                  6,266
       Universal Health Services, Class B    4,000                           227
     o Urologix, Inc.    1,800                                                 7
     o US Physical Therapy, Inc.    3,500                                     50
       Utah Medical Products, Inc.    2,500                                   54

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    @o Varian Medical Systems, Inc.    11,900                                401
     o Varian, Inc.    5,800                                                 192
     o VCA Antech, Inc.    5,400                                             126
    @o Ventana Medical Systems, Inc.    2,400                                 96
     o Ventiv Health, Inc.    2,233                                           47
     o Viasys Healthcare, Inc.    2,982                                       63
     o VistaCare, Inc., Class A    1,000                                      18
     o Visx, Inc.    3,100                                                    74
       Vital Signs, Inc.    1,900                                             78
     o Waters Corp.    8,700                                                 345
     o WebMD Corp.    19,426                                                 185
     o WellChoice, Inc.    6,800                                             382
     o WellPoint, Inc.    27,097                                           3,462
       West Pharmaceutical Services, Inc.    6,600                           174
     o Wilson Greatbatch Technologies, Inc.    1,100                          21
     o Wright Medical Group, Inc.    1,700                                    42
       Young Innovations, Inc.    2,000                                       73
     o Zimmer Holdings, Inc.    20,300                                     1,653
                                                                     -----------
                                                                          66,795
       HOTELS RESTAURANTS & LEISURE  1.9%
       -------------------------------------------------------------------------
       Ambassadors Group, Inc.    1,700                                       57
       Ameristar Casinos, Inc.    1,700                                       84
       Applebee's International, Inc.    7,912                               196
     o Argosy Gaming Co.    1,600                                             73
     o Aztar Corp.    1,900                                                   52
     o Bally Total Fitness Holding Corp.    6,500                             21
       Bob Evans Farms, Inc.    2,200                                         45
       Boyd Gaming Corp.    7,800                                            412
     o Brinker International, Inc.    6,900                                  233
     o Buca, Inc.    1,100                                                     5
    @o Caesars Entertainment, Inc.    24,300                                 485
     @ Carnival Corp.    50,000                                            2,444
   @>o Catskill Litigation Trust    500                                       --
       CBRL Group, Inc.    3,300                                             127
     o CEC Entertainment, Inc.    2,025                                       73
       Cedar Fair L.P.    5,300                                              160
    @o The Cheesecake Factory    2,887                                        89
       Choice Hotels International, Inc.    3,400                            206
       Churchill Downs, Inc.    900                                           34
     o CKE Restaurants, Inc.    4,800                                         71
       Darden Restaurants, Inc.    13,300                                    399
     o Dave and Buster's, Inc.    1,700                                       29
       Dover Downs Gaming & Entertainment, Inc.    1,480                      18
       Dover Motorsports, Inc.    1,400                                        6
     o Empire Resorts, Inc.    500                                             2
     o Gaylord Entertainment Co.    2,625                                    105
     o Golf Trust of America, Inc. L.P.    2,400                               4
       GTECH Holdings Corp.    9,400                                         230
     @ Harrah's Entertainment, Inc.    9,900                                 650
       Hilton Hotels Corp.    32,926                                         719
       IHOP Corp.    3,000                                                   123
       International Game Technology    29,100                               782
       International Speedway Corp., Class A    3,245                        173
     o Interstate Hotels & Resorts, Inc.    82                                --
    @o Isle of Capri Casinos, Inc.    9,400                                  227
     o Jack in the Box, Inc.    4,200                                        154
    @o Krispy Kreme Doughnuts, Inc.    2,100                                  12
     o La Quinta Corp.    13,000                                             113
       Landry's Restaurants, Inc.    1,800                                    47
     o Las Vegas Sands Corp.    14,000                                       524
     o Life Time Fitness, Inc.    2,500                                       68
       Lone Star Steakhouse & Saloon, Inc.    4,400                          125
     o Luby's, Inc.    1,400                                                  11
       The Marcus Corp.    4,600                                              88
       Marriott International, Inc., Class A    18,700                     1,173
       McDonald's Corp.    105,300                                         3,086
     o MGM Mirage    12,300                                                  859
     o MTR Gaming Group, Inc.    2,300                                        25
     o Multimedia Games, Inc.    1,500                                        12
     o Navigant International, Inc.    4,300                                  53
     o O'Charleys, Inc.    400                                                 8
       Outback Steakhouse, Inc.    7,000                                     283
     o P.F. Chang's China Bistro, Inc.    800                                 44
     o Panera Bread Co., Class A    800                                       40
     o Papa John's International, Inc.    1,700                               58
     o Penn National Gaming, Inc.    9,800                                   309
     o Rare Hospitality International Inc.    3,325                           92
       Royal Caribbean Cruises Ltd.    16,500                                693
       Ruby Tuesday, Inc.    5,600                                           126
     o Ryan's Restaurant Group, Inc.    2,250                                 29
     o Scientific Games Corp., Class A    6,500                              140
     o Shuffle Master, Inc.    2,812                                          71
     o Six Flags, Inc.    7,500                                               29
     o Smith & Wollensky Restaurant Group, Inc.    900                         5
     o Sonic Corp.    2,812                                                   90
       Speedway Motorsports, Inc.    4,800                                   165
     o Starbucks Corp.    31,300                                           1,550
       Starwood Hotels & Resorts Worldwide, Inc.   17,730                    963
     @ Station Casinos, Inc.    4,650                                        300
     o The Steak N Shake Co.    1,580                                         29
       Triarc Cos., Class B    4,400                                          56
     o Vail Resorts, Inc.    3,800                                            98
       Wendy's International, Inc.    10,300                                 442
    @o WMS Industries, Inc.    1,500                                          38
    @o Wynn Resorts Ltd.    4,000                                            212
       Yum! Brands, Inc.    24,000                                         1,126
                                                                     -----------
                                                                          21,680

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       HOUSEHOLD & PERSONAL PRODUCTS  2.2%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    6,950                                  309
     @ Avon Products, Inc.    39,000                                       1,563
     o Central Garden & Pet Co.    1,600                                      67
     o Chattem, Inc.    1,200                                                 49
       Church & Dwight Co., Inc.    4,950                                    178
       Clorox Co.    27,000                                                1,709
       Colgate-Palmolive Co.    42,500                                     2,116
     o Energizer Holdings, Inc.    6,333                                     361
       The Estee Lauder Cos., Inc., Class A    10,300                        396
       The Gillette Co.    81,400                                          4,203
       Inter Parfums, Inc.    675                                             10
       Kimberly-Clark Corp.    40,639                                      2,538
       Nature's Sunshine Products, Inc.    4,000                              60
     o NBTY, Inc.    16,000                                                  341
     @ Nu Skin Enterprises, Inc., Class A    6,500                           143
       Oil-Dri Corp. of America    400                                         7
 =(10) Procter & Gamble Co.    213,400                                    11,556
     o Spectrum Brands, Inc.    2,800                                        102
    @o USANA Health Sciences, Inc.    1,000                                   41
       WD-40 Co.    1,600                                                     45
                                                                     -----------
                                                                          25,794
       INSURANCE  4.7%
       -------------------------------------------------------------------------
     @ 21st Century Holding Co.    1,500                                      22
       21st Century Insurance Group    7,200                                  95
       AFLAC, Inc.    42,600                                               1,732
       Alfa Corp.    6,800                                                    94
    @o Allmerica Financial Corp.    4,900                                    164
       The Allstate Corp.    58,874                                        3,306
       AMBAC Financial Group, Inc.    10,250                                 685
       American Financial Group, Inc.    5,500                               171
       American International Group, Inc.    216,222                      10,995
       American National Insurance Co.    1,300                              133
     o American Physicians Capital, Inc.    2,500                             78
       AmerUs Group Co.    4,400                                             207
       AON Corp.    25,500                                                   532
     o Arch Capital Group Ltd.    3,900                                      156
     o Argonaut Group, Inc.    2,400                                          47
       Arthur J. Gallagher & Co.    6,800                                    189
       Assurant, Inc.    4,000                                               132
       Baldwin & Lyons, Inc., Class B    750                                  19
     o Berkshire Hathaway, Inc., Class A    119                           10,038
       Brown & Brown, Inc.    5,500                                          241
       Chubb Corp.    16,547                                               1,353
       Cincinnati Financial Corp.    13,450                                  541
     o Clark, Inc.    1,700                                                   24
    @o CNA Financial Corp.    20,900                                         574
     o CNA Surety Corp.    2,200                                              29
       Commerce Group, Inc.    1,600                                          95
     o Conseco, Inc.    4,000                                                 77
       Crawford & Co., Class B    1,600                                       12
       Delphi Financial Group, Inc., Class A    4,515                        187
       EMC Insurance Group, Inc.    1,200                                     21
       Erie Indemnity Co., Class A    5,500                                  283
       FBL Financial Group, Inc., Class A    2,090                            55
       Fidelity National Financial, Inc.    16,017                           514
       Financial Industries Corp.    700                                       6
       First American Corp.    7,800                                         279
     o FPIC Insurance Group, Inc.    400                                      11
       Genworth Financial, Inc.    30,000                                    838
       Great American Financial Resources, Inc.    2,800                      44
       Harleysville Group, Inc.    1,800                                      37
       Hartford Financial Services Group, Inc.    24,400                   1,766
       HCC Insurance Holdings, Inc.    5,300                                 189
       Hilb, Rogal & Hobbs Co.    3,000                                      105
       Horace Mann Educators Corp.    1,800                                   29
       Independence Holding Co.    2,700                                      49
       Infinity Property & Casualty Corp.    2,500                            81
       Jefferson-Pilot Corp.    7,600                                        382
     @ Landamerica Financial Group, Inc.    5,300                            263
       Lincoln National Corp.    15,100                                      679
       Loews Corp.    15,000                                               1,063
     o Markel Corp.    300                                                   103
       Marsh & McLennan Cos., Inc.    43,000                               1,205
       MBIA, Inc.    11,250                                                  589
       Mercury General Corp.    5,400                                        285
       Metlife, Inc.    62,000                                             2,412
       The Midland Co.    1,800                                               57
     o MIIX Group, Inc.    2,400                                              --
     o National Western Life Insurance Co., Class A
       300                                                                    50
       Nationwide Financial Services, Inc., Class A
       1,300                                                                  46
     o Navigators Group, Inc.    1,500                                        48
       NYMAGIC, Inc.    2,100                                                 48
     @ Odyssey Re Holdings Corp.    5,400                                    123
     o Ohio Casualty Corp.    5,500                                          129
       Old Republic International Corp.    16,350                            386
     o Penn Treaty American Corp.    600                                       1
     o Philadelphia Consolidated Holding Co.    1,000                         75
       The Phoenix Cos., Inc.    7,000                                        79
     o PMA Capital Corp., Class A    700                                       5
       Presidential Life Corp.    1,000                                       15
     o ProAssurance Corp.    1,670                                            63
       The Progressive Corp.    21,300                                     1,944
       Protective Life Corp.    5,500                                        210
       Prudential Financial, Inc.    45,500                                2,600

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Reinsurance Group of America, Inc.    5,100                            228
      RLI Corp.    2,800                                                     120
      Safeco Corp.    12,500                                                 658
      Safety Insurance Group, Inc.    1,000                                   28
    o SCPIE Holdings, Inc.    700                                              8
      Selective Insurance Group, Inc.    1,200                                53
      The St. Paul Travelers Cos., Inc.    54,550                          1,953
      Stancorp Financial Group, Inc.    2,500                                191
      State Auto Financial Corp.    1,300                                     35
      Stewart Information Services Corp.    3,700                            133
      Torchmark Corp.    10,600                                              566
      Transatlantic Holdings, Inc.    6,437                                  370
    o Triad Guaranty, Inc.    1,700                                           86
      UICI    2,500                                                           58
    o United America Indemnity Ltd., Class A    1,085                         20
      United Fire & Casualty Co.    1,000                                     34
      Unitrin, Inc.    5,600                                                 255
    @ UnumProvident Corp.    23,914                                          400
    o USI Holdings Corp.    4,500                                             51
      W.R. Berkley Corp.    15,300                                           497
      Wesco Financial Corp.    200                                            76
      White Mountains Insurance Group Ltd.    200                            125
      Zenith National Insurance Corp.    600                                  34
                                                                     -----------
                                                                          55,074
      MATERIALS  3.4%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    2,300                                              38
    o A.M. Castle & Co.    1,500                                              18
    o AEP Industries, Inc.    400                                              7
      Air Products & Chemicals, Inc.    17,700                             1,039
    @ Airgas, Inc.    5,000                                                  110
   @o AK Steel Holding Corp.    7,027                                         51
      Albemarle Corp.    4,500                                               165
      Alcoa, Inc.    72,964                                                2,117
    o Aleris International, Inc.    2,459                                     53
      Allegheny Technologies, Inc.    7,700                                  172
      Alliance Resource Partners L.P.    1,700                               111
      Amcol International Corp.    5,000                                      96
      Aptargroup, Inc.    2,200                                              106
      Arch Chemicals, Inc.    2,700                                           70
    @ Arch Coal, Inc.    3,500                                               155
      Ball Corp.    12,600                                                   498
      Bemis Co.    6,400                                                     176
      Bowater, Inc.    2,300                                                  75
    o Brush Engineered Materials, Inc.    3,600                               51
    o Buckeye Technologies, Inc.    1,200                                      9
      Cabot Corp.    5,200                                                   159
      Calgon Carbon Corp.    2,300                                            20
      Cambrex Corp.    3,400                                                  65
      Carpenter Technology Corp.    2,500                                    138
    o Century Aluminum Co.    3,100                                           72
      Chesapeake Corp.    1,000                                               19
    @ Commercial Metals Co.    7,000                                         179
      Consol Energy, Inc.    8,300                                           359
      Crompton Corp.    8,924                                                125
    o Crown Holdings, Inc.    6,100                                           92
      Cytec Industries, Inc.    7,400                                        341
      Deltic Timber Corp.    700                                              25
      The Dow Chemical Co.    78,766                                       3,618
      E.I. du Pont de Nemours & Co.    83,195                              3,919
      Eagle Materials, Inc.    3,381                                         254
      Eastman Chemical Co.    5,600                                          302
      Ecolab, Inc.    21,500                                                 703
      Engelhard Corp.    9,300                                               285
      Ferro Corp.    4,200                                                    76
      Florida Rock Industries, Inc.    2,325                                 135
    o FMC Corp.    3,100                                                     152
      Freeport-McMoran Copper & Gold, Inc., Class B 16,000                   555
      Georgia Gulf Corp.    3,300                                            122
    @ Georgia-Pacific Corp.    44,365                                      1,520
      Gibraltar Industries, Inc.    3,750                                     79
    o Glamis Gold Ltd.    11,100                                             152
      Great Lakes Chemical Corp.    3,600                                    112
      Greif, Inc., Class A    3,700                                          257
      H.B. Fuller Co.    2,000                                                61
   >o HA-LO Industries, Inc.    2,100                                         --
      Hawkins, Inc.    1,900                                                  23
    o Headwaters, Inc.    2,500                                               80
    o Hercules, Inc.    8,500                                                112
      International Flavors & Fragrances, Inc.    4,400                      167
      International Paper Co.    39,304                                    1,348
    o Kaiser Aluminum Corp.    2,000                                          --
      Kronos Worldwide, Inc.    2,560                                         87
      Lafarge North America, Inc.    6,200                                   344
    o Lesco, Inc.    500                                                       7
      Louisiana-Pacific Corp.    4,800                                       118
      Lubrizol Corp.    3,400                                                132
      Lyondell Chemical Co.    19,930                                        500
      MacDermid, Inc.    3,800                                               115
      Martin Marietta Materials, Inc.    4,200                               231
    @ Massey Energy Co.    6,800                                             246
    o Material Sciences Corp.    4,000                                        49
      MeadWestvaco Corp.    11,674                                           344
    o Meridian Gold, Inc.    6,600                                           101
      Minerals Technologies, Inc.    3,100                                   202
    o Mittal Steel Co., Class A    4,618                                     111
    o Mod-Pac Corp.    500                                                     7
      Monsanto Co.    21,645                                               1,269
   @o The Mosaic Co.    29,500                                               379
      Myers Industries, Inc.    2,580                                         25
    @ Natural Resource Partners L.P.    2,000                                106

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Neenah Paper, Inc.    1,231                                             37
    o NewMarket Corp    2,000                                                 30
      Newmont Mining Corp.    34,251                                       1,300
    o NL Industries, Inc.    5,300                                            85
      NN, Inc.    1,800                                                       23
    @ Nucor Corp.    13,500                                                  690
      Olin Corp.    4,820                                                     85
    o OM Group, Inc.    2,400                                                 53
    o Omnova Solutions, Inc.    3,400                                         14
    o Owens-Illinois, Inc.    16,200                                         397
    @ Packaging Corp. of America    6,000                                    134
      Packaging Dynamics Corp.    260                                          4
    o Pactiv Corp.    12,400                                                 266
      Peabody Energy Corp.    7,600                                          333
      Penford Corp.    2,700                                                  39
      Penn Virginia Resource Partners L.P.    2,500                          113
  @>o Peregrine Systems, Inc.    7,015                                        --
      Phelps Dodge Corp.    7,330                                            629
    o PolyOne Corp.    3,200                                                  25
    @ Potlatch Corp.    13,400                                               633
      PPG Industries, Inc.    13,900                                         939
      Praxair, Inc.    25,700                                              1,204
      Quanex Corp.    3,750                                                  189
      Reliance Steel & Aluminum Co.    4,250                                 160
      Roanoke Electric Steel Corp.    800                                     16
      Rock-Tennessee Co., Class A    1,500                                    15
      Rohm & Haas Co.    26,753                                            1,168
      Royal Gold, Inc.    3,100                                               58
      RPM International, Inc.    9,600                                       166
    o RTI International Metals, Inc.    4,000                                 90
      Ryerson Tull, Inc.    1,600                                             17
      Schnitzer Steel Industries, Inc., Class A    1,650                      41
      Schweitzer-Mauduit International, Inc.    5,800                        169
    o The Scotts Miracle-Gro Co., Class A    2,800                           203
    o Sealed Air Corp.    8,500                                              412
    @ Sensient Technologies Corp.    2,300                                    46
      Sigma-Aldrich Corp.    6,300                                           368
      Silgan Holdings, Inc.    2,900                                         177
   @o Smurfit-Stone Container Corp.    10,900                                143
    @ Sonoco Products Co.    4,100                                           111
    @ Southern Peru Copper Corp.    5,400                                    276
      Spartech Corp.    4,200                                                 82
    @ Steel Dynamics, Inc.    3,500                                           95
      Steel Technologies, Inc.    3,700                                       71
      Stepan Co.    1,200                                                     26
    o Stillwater Mining Co.    1,133                                           8
    o Symyx Technologies, Inc.    3,800                                       93
      Temple-Inland, Inc.    8,800                                           297
      Texas Industries, Inc.    1,000                                         46
    o Titanium Metals Corp.    900                                            30
      United States Steel Corp.    9,900                                     423
      USEC, Inc.    3,000                                                     39
      Valhi, Inc.    8,600                                                   155
      Valspar Corp.    4,200                                                 174
      Vulcan Materials Co.    9,400                                          499
      Wausau-Mosinee Paper Corp.    4,700                                     62
      Wellman, Inc.    5,400                                                  58
      Westlake Chemical Corp.    1,000                                        26
    o Westmoreland Coal Co.    3,500                                          62
      Weyerhaeuser Co.    16,750                                           1,149
      Worthington Industries, Inc.    7,200                                  117
   @o Zoltek Cos., Inc.    1,500                                              19
                                                                     -----------
                                                                          39,505
      MEDIA  4.3%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    1,000                                      20
    o Acme Communications, Inc.    1,900                                       8
    o ACT Teleconferencing, Inc.    1,100                                     --
   @o Adelphia Communications, Class A    6,301                                1
      Advo, Inc.    4,050                                                    117
    o Arbitron, Inc.    2,120                                                 90
      Belo Corp., Class A    9,400                                           220
    o Cablevision Systems Corp., NY Group, Class A
      18,800                                                                 488
      Cadmus Communications Corp.    3,900                                    58
      Carmike Cinemas, Inc.    2,500                                          88
    @ Catalina Marketing Corp.    5,900                                      137
   @o Charter Communications, Inc., Class A    20,300                         24
    o Citadel Broadcasting Corp.    2,500                                     31
      Clear Channel Communications, Inc.    49,721                         1,588
    o Comcast Corp., Class A    148,336                                    4,763
   @o Comcast Corp., Special Class A    42,800                             1,358
      Courier Corp.    4,200                                                 205
    o Cox Radio, Inc., Class A    4,600                                       72
    o Crown Media Holdings, Inc., Class A    6,000                            53
    o Cumulus Media, Inc., Class A    5,100                                   66
      DAG Media, Inc.    2,500                                                 9
    o Daily Journal Corp.    500                                              20
      Dex Media, Inc.    4,000                                                88
   @o The DIRECTV Group, Inc.    101,476                                   1,433
    @ Dow Jones & Co., Inc.    9,000                                         301
      The E.W. Scripps Co., Class A    12,000                                611
    o EchoStar Communications Corp., Class A    21,300                       617
    o EMAK Worldwide, Inc.    500                                              5
   @o Emmis Communications Corp., Class A    4,300                            66
    o Entercom Communications Corp.    3,000                                  97

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Entravision Communications Corp., Class A    5,000                      39
      Gannett Co., Inc.    23,500                                          1,810
    o Gemstar -- TV Guide International, Inc.    21,160                       81
    o Getty Images, Inc.    4,600                                            329
      Gray Television, Inc.    5,600                                          74
      Harte-Hanks, Inc.    8,100                                             231
      Hearst-Argyle Television, Inc.    3,700                                 93
      Hollinger International, Inc., Class A    7,300                         69
    o Insight Communications Co., Class A    5,200                            58
    o Interactive Data Corp.    20,700                                       415
    o Interpublic Group of Cos., Inc.    34,144                              439
      John Wiley & Sons, Class A    6,300                                    228
      Journal Communications, Inc., Class A    7,500                         116
    o Journal Register Co.    3,200                                           51
      Knight-Ridder, Inc.    5,700                                           369
    o Lakes Entertainment, Inc.    1,800                                      27
    o Lamar Advertising Co., Class A    9,200                                344
      Lee Enterprises, Inc.    2,500                                         104
      Liberty Corp.    1,000                                                  36
    o Liberty Media Corp., Class A    223,239                              2,241
    o Liberty Media International, Inc., Class A
      10,961                                                                 455
    o Lin TV Corp., Class A    3,300                                          51
   @o Martha Stewart Living Omnimedia, Class A    3,900                       79
      McClatchy Co., Class A    7,200                                        509
      The McGraw-Hill Cos., Inc.    17,300                                 1,506
      Media General, Inc., Class A    2,000                                  123
    o Mediacom Communications Corp., Class A    7,600                         42
      Meredith Corp.    6,000                                                282
      New York Times Co., Class A    13,200                                  440
    o News Corp, Inc., Class A    253,950                                  3,880
    o Nexstar Broadcasting Group, Inc., Class A    4,500                      26
    o NTL, Inc.    6,000                                                     384
  @>o Nucentrix Broadband Networks, Inc. escrow
      security    2,100                                                       --
      Omnicom Group, Inc.    16,800                                        1,393
    o Paxson Communications Corp.    1,900                                     1
   @o Pegasus Communications Corp., Class A    6,320                          55
    o Pixar, Inc.    11,200                                                  512
   @o Playboy Enterprises, Inc., Class B    4,500                             54
    o ProQuest Co.    1,700                                                   55
      Pulitzer, Inc.    3,000                                                191
    o R.H. Donnelley Corp.    2,000                                          114
    o Radio One, Inc., Class A    9,500                                      124
   >o Radio Unica Communications Corp.    300                                 --
      The Reader's Digest Association, Inc., Class A
      7,300                                                                  124
      Regal Entertainment Group, Class A    4,200                             85
    o Saga Communications, Inc., Class A    3,750                             55
    o Salem Communications Corp., Class A    900                              17
    o Scholastic Corp.    2,200                                               77
      Sinclair Broadcast Group, Inc., Class A    4,800                        37
   @o Sirius Satellite Radio, Inc.    1,200                                    6
      Thomas Nelson, Inc.    3,300                                            79
    o Time Warner, Inc.    367,052                                         6,170
   @o Tivo, Inc.    4,500                                                     25
      Tribune Co.    26,900                                                1,038
    o UnitedGlobalCom, Inc., Class A    31,000                               277
    o Univision Communications, Inc., Class A    25,510                      671
    o Valassis Communications, Inc.    5,900                                 208
      Value Line, Inc.    300                                                 12
      Viacom, Inc., Class B    144,012                                     4,986
      The Walt Disney Co.    169,650                                       4,479
      Washington Post, Class B    600                                        519
    o Westwood One, Inc.    7,200                                            132
      World Wrestling Entertainment, Inc.    4,900                            52
   @o XM Satellite Radio Holdings, Inc., Class A
      15,300                                                                 424
                                                                     -----------
                                                                          49,537
      PHARMACEUTICALS & BIOTECHNOLOGY  7.6%
      --------------------------------------------------------------------------
   @o aaiPharma, Inc.    4,300                                                 1
      Abbott Laboratories    128,205                                       6,303
    o Abgenix, Inc.    7,100                                                  49
    o Adolor Corp.    1,700                                                   15
    o Affymetrix, Inc.    4,900                                              226
    o Albany Molecular Research, Inc.    1,600                                15
   @o Alkermes, Inc.    3,100                                                 35
    @ Allergan, Inc.    11,900                                               838
      Alpharma, Inc., Class A    3,700                                        35
    o Amgen, Inc.    107,168                                               6,238
    o Amylin Pharmaceuticals, Inc.    2,300                                   39
    o Andrx Corp.    6,400                                                   127
   @o Antigenics, Inc.    1,400                                               10
    o Aphton Corp.    800                                                      1
      Applied Biosystems Group -- Applera Corp.
      16,500                                                                 350
    o Arena Pharmaceuticals, Inc.    800                                       4
    o Arqule, Inc.    8,800                                                   46
    o AVANIR Pharmaceuticals, Class A    1,900                                 6
    o Avant Immunotherapeutics, Inc.    3,000                                  4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Avigen, Inc.    900                                                      3
    o Barr Pharmaceuticals, Inc.    8,781                                    455
    o BioCryst Pharmaceuticals, Inc.    1,400                                  6
    o Biogen Idec, Inc.    28,125                                          1,019
    o BioMarin Pharmaceuticals, Inc.    1,800                                 11
    o Biosource International, Inc.    1,500                                  15
    o Bone Care International, Inc.    1,400                                  36
    o Bradley Pharmaceuticals, Inc.    1,700                                  15
      Bristol-Myers Squibb Co.    161,550                                  4,200
    o Caliper Life Sciences, Inc.    700                                       4
    o Celera Genomics Group -- Applera Corp.    5,600                         52
    o Celgene Corp.    13,500                                                512
   @o Cell Genesys, Inc.    1,500                                              7
   @o Cell Therapeutics, Inc.    1,400                                         5
    o Cephalon, Inc.    3,500                                                154
    o Charles River Laboratories International, Inc.
      6,416                                                                  304
    o Chiron Corp.    15,100                                                 516
    o Ciphergen Biosystems, Inc.    1,700                                      3
      CNS, Inc.    5,000                                                      94
    o Collagenex Pharmaceuticals, Inc.    3,000                               13
    o Connetics Corp.    3,400                                                74
    o Corixa Corp.    1,802                                                    6
    o Cubist Pharmaceuticals, Inc.    1,900                                   17
    o CuraGen Corp.    2,100                                                   6
    o Curis, Inc.    3,140                                                    11
    o CV Therapeutics, Inc.    1,100                                          22
    o Cytogen Corp.    230                                                     1
    o Deltagen, Inc.    2,200                                                 --
    o Dendreon Corp.    1,400                                                  6
    o Digene Corp.    1,400                                                   27
    o Diversa Corp.    1,100                                                   6
    o Durect Corp.    2,000                                                    6
    o Dyax Corp.    2,000                                                      8
      Eli Lilly & Co.    92,400                                            5,403
    o Embrex, Inc.    1,300                                                   15
    o Emisphere Technologies, Inc.    800                                      3
    o Encysive Pharmaceuticals, Inc.    2,600                                 25
    o Endo Pharmaceutical Holdings, Inc.    10,500                           208
    o Entremed, Inc.    1,200                                                  3
    o Enzo Biochem, Inc.    1,781                                             24
    o Enzon Pharmaceuticals, Inc.    4,400                                    34
    o Eon Labs, Inc.    7,800                                                233
    o Exelixis, Inc.    1,800                                                 12
    o Eyetech Pharmaceuticals, Inc.    2,500                                  57
    o First Horizon Pharmaceutical Corp.    3,400                             62
    o Forest Laboratories, Inc.    27,500                                    981
    o Genaissance Pharmaceuticals, Inc.    1,800                               2
    o Gene Logic, Inc.    1,300                                                4
    o Genelabs Technologies, Inc.    800                                      --
   @o Genentech, Inc.    73,300                                            5,200
    o Genta, Inc.    2,900                                                     3
    o Genzyme Corp.    15,232                                                893
    o Geron Corp.    1,000                                                     6
    o Gilead Sciences, Inc.    36,620                                      1,359
    o GTC Biotherapeutics, Inc.    1,800                                       2
    o Guilford Pharmaceuticals, Inc.    1,200                                  3
    o Harvard Bioscience, Inc.    500                                          2
    o Human Genome Sciences, Inc.    5,100                                    53
    o ICOS Corp.    2,700                                                     61
    o ImClone Systems, Inc.    6,935                                         221
    o Immunogen, Inc.    1,500                                                 8
    o Immunomedics, Inc.    2,400                                              5
    o Impax Laboratories, Inc.    1,600                                       26
    o Incyte Corp.    2,600                                                   17
    o Indevus Pharmaceuticals, Inc.    1,800                                   4
    o Inspire Pharmaceuticals, Inc.    1,300                                   9
    o InterMune, Inc.    1,100                                                12
    o Invitrogen Corp.    3,629                                              266
    o Isis Pharmaceuticals, Inc.    1,900                                      5
    o IVAX Corp.    18,437                                                   348
  (6) Johnson & Johnson    246,370                                        16,908
    o Kendle International, Inc.    2,700                                     32
    o King Pharmaceuticals, Inc.    18,516                                   148
    o Kos Pharmaceuticals, Inc.    700                                        34
    o Kosan Biosciences, Inc.    2,500                                        13
    o KV Pharmaceutical Co., Class A    2,700                                 63
    o Lexicon Genetics, Inc.    6,900                                         30
    o Ligand Pharmaceuticals, Inc., Class B    2,300                          12
    o Luminex Corp.    800                                                     6
    o Matrixx Initiatives, Inc.    1,700                                      19
    o Maxim Pharmaceuticals, Inc.    2,400                                     3
    o Maxygen, Inc.    1,500                                                  11
    o Medarex, Inc.    3,000                                                  21
    o Medicines Co.    1,700                                                  36
    @ Medicis Pharmaceutical Corp., Class A    3,400                          96
    o Medimmune, Inc.    19,875                                              504
      Merck & Co., Inc.    183,552                                         6,222
    o MGI Pharma, Inc.    3,800                                               84
    o Millennium Pharmaceuticals, Inc.    25,856                             226
      Mylan Laboratories, Inc.    27,000                                     445
    o Myogen, Inc.    2,500                                                   16
    o Myriad Genetics, Inc.    1,400                                          23
    o Nabi Biopharmaceuticals    2,800                                        31
    o Nanogen, Inc.    1,500                                                   4
    o Neogen Corp.    625                                                      9
   @o NeoRx Corp.    400                                                      --
    o Neose Technologies, Inc.    500                                          1
    o Neurocrine Biosciences, Inc.    1,400                                   49
    o Neurogen Corp.    800                                                    5
    o Northfield Laboratories, Inc.    1,100                                  16
    o Noven Pharmacuticals, Inc.    5,500                                     91

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o NPS Pharmacuticals, Inc.    1,000                                       12
    o Nuvelo, Inc.    300                                                      2
    o Onyx Pharmaceuticals, Inc.    1,800                                     56
    o Orchid BioSciences, Inc.    280                                          3
    o Oscient Pharmaceuticals Corp.    2,100                                   4
   @o OSI Pharmaceuticals, Inc.    1,692                                      80
    o Oxigene, Inc.    900                                                     4
    o Pain Therapeutics, Inc.    2,600                                        14
    o Par Pharmaceutical Cos., Inc.    1,900                                  57
      Perrigo Co.    7,300                                                   134
  (5) Pfizer, Inc.    631,552                                             17,159
    o Pharmacopeia Drug Discovery, Inc.    650                                 3
    o Pharmacyclics, Inc.    1,100                                             8
    o Pharmion Corp.    2,500                                                 58
    o Pozen, Inc.    1,300                                                     9
    o Praecis Pharmaceuticals, Inc.    1,600                                   2
    o Protein Design Labs, Inc.    4,100                                      73
    o Regeneron Pharmaceuticals, Inc.    1,900                                11
    o Sangamo Biosciences, Inc.    1,200                                       5
    o Savient Pharmaceuticals, Inc.    2,300                                   6
      Schering-Plough Corp.    121,750                                     2,541
    o Sepracor, Inc.    6,600                                                395
    o Serologicals Corp.    1,200                                             26
    o SuperGen, Inc.    900                                                    4
    o Tanox, Inc.    4,900                                                    47
    o Techne Corp.    3,800                                                  159
    o Third Wave Technologies, Inc.    1,800                                   8
    o Titan Pharmaceuticals, Inc.    800                                       2
    o Transgenomic, Inc.    1,200                                              1
    o Transkaryotic Therapies, Inc.    3,400                                 115
    o Trimeris, Inc.    500                                                    5
      Valeant Pharmaceuticals International    7,900                         164
    o Vertex Pharmaceuticals, Inc.    3,144                                   30
    o Vical, Inc.    1,600                                                     6
    o Virologic, Inc.    4,080                                                10
   @o Viropharma, Inc.    1,000                                                2
    o Watson Pharmaceuticals, Inc.    7,732                                  232
      Wyeth    109,400                                                     4,916
   @o XOMA Ltd.    2,400                                                       3
    o Zymogenetics, Inc.    2,000                                             31
                                                                     -----------
                                                                          89,080
      REAL ESTATE  2.1%
      --------------------------------------------------------------------------
      Affordable Residential Communities    3,000                             39
    o Alexander's, Inc.    700                                               161
      Alexandria Real Estate Equities, Inc.    2,500                         172
      AMB Property Corp.    7,300                                            285
      American Financial Realty Trust    8,500                               130
    @ American Home Mortgage Investment Corp.    4,500                       147
      American Land Lease, Inc.    1,700                                      37
      American Mortgage Acceptance Co.    1,500                               22
    o American Real Estate Partners L.P.    3,800                            104
    o American Realty Investors, Inc.    1,037                                 9
      AMLI Residential Properties    1,000                                    28
    @ Annaly Mortgage Management, Inc.    9,400                              180
      Anthracite Capital, Inc.    4,900                                       54
      Anworth Mortgage Asset Corp.    1,000                                    9
      Apartment Investment & Management Co., Class A
      7,400                                                                  282
    @ Archstone-Smith Trust    15,285                                        550
      Arden Realty, Inc.    5,500                                            196
    @ AvalonBay Communities, Inc.    6,100                                   439
      Bedford Property Investors, Inc.    2,900                               62
    @ Boston Properties, Inc.    9,900                                       658
      Brandywine Realty Trust    5,500                                       156
      BRE Properties, Class A    5,000                                       186
      Camden Property Trust    2,300                                         117
      Capital Automotive Real Estate Investment
      Trust    2,800                                                          95
      Capstead Mortgage Corp.    2,240                                        17
      CarrAmerica Realty Corp.    5,400                                      178
      Catellus Development Corp.    9,689                                    268
    o CB Richard Ellis Group, Inc., Class A    4,500                         156
      CBL & Associates Properties, Inc.    2,200                             170
      Centerpoint Properties Trust    3,600                                  148
      Colonial Properties Trust    2,567                                      99
      Commercial Net Lease Realty    3,320                                    63
      Consolidated-Tomoka Land Co.    900                                     55
      Corporate Office Properties Trust SBI    3,500                          92
      Correctional Properties Trust    1,600                                  41
      Cousins Properties, Inc.    5,200                                      140
      Crescent Real Estate Equity Co.    7,400                               124
      CRT Properties, Inc.    2,700                                           62
      Developers Diversified Realty Corp.    7,612                           323
      Duke Realty Corp.    12,990                                            398
      EastGroup Properties, Inc.    900                                       34
      Entertainment Properties Trust    2,200                                 95
      Equity Inns, Inc.    2,700                                              30
      Equity Lifestyle Properties, Inc.    3,000                             110
      Equity Office Properties Trust    32,738                             1,030
      Equity One, Inc.    6,600                                              138
      Equity Residential    24,700                                           848
    @ Essex Property Trust, Inc.    2,600                                    197
      Federal Realty Investment Trust    5,200                               278
    o FelCor Lodging Trust, Inc.    5,700                                     70
      First Industrial Realty Trust    2,600                                  99

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Forest City Enterprises, Inc., Class A    5,200                        328
      Friedman Billings Ramsey Group, Inc., Class A
      12,080                                                                 146
      Gables Residential Trust    3,000                                      110
      General Growth Properties, Inc.    20,460                              800
      Getty Realty Corp.    2,000                                             50
      Glenborough Realty Trust, Inc.    2,400                                 49
      Glimcher Realty Trust    3,800                                          96
      Global Signal, Inc.    5,000                                           149
      Health Care Property Investors, Inc.    10,648                         273
      Health Care Real Estate Investment Trust, Inc.
      5,200                                                                  174
      Healthcare Realty Trust, Inc.    4,900                                 189
      Heritage Property Investment Trust    4,000                            123
      Highwoods Properties, Inc.    5,600                                    158
      Home Properties, Inc.    2,500                                         105
      Hospitality Properties Trust    6,000                                  251
      Host Marriott Corp.    28,400                                          478
      HRPT Properties Trust    13,500                                        159
    @ IMPAC Mortgage Holdings, Inc.    4,800                                  88
      Inland Real Estate Corp.    5,500                                       84
      Innkeepers USA Trust    1,500                                           20
      iStar Financial, Inc.    9,390                                         374
    o Jones Lang LaSalle, Inc.    2,300                                       86
      Kilroy Realty Corp.    1,800                                            79
      Kimco Realty Corp.    9,350                                            518
      LaSalle Hotel Properties    3,500                                      106
      Lexington Corp. Properties Trust    3,000                               69
      Liberty Property Trust    8,300                                        331
      LTC Properties, Inc.    2,800                                           51
      The Macerich Co.    5,200                                              314
      Mack-Cali Realty Corp.    5,900                                        260
      Maguire Properties, Inc.    3,000                                       77
    o Meristar Hospitality Corp.    2,200                                     15
      MFA Mortgage Investments, Inc.    5,500                                 40
      Mid-America Apartment Communities, Inc.    2,500                        96
      The Mills Corp.    5,400                                               309
      National Health Investors, Inc.    3,100                                81
      National Health Realty, Inc.    2,300                                   45
      Nationwide Health Properties, Inc.    5,100                            109
    @ New Century Financial Corp.    3,600                                   164
      New Plan Excel Realty Trust    8,500                                   219
      Newcastle Investment Corp.    2,200                                     65
    @ Novastar Financial, Inc.    2,000                                       71
      Omega Healthcare Investors, Inc.    2,784                               31
      Pan Pacific Retail Properties, Inc.    2,201                           133
      Parkway Properties, Inc.    500                                         23
      Pennsylvania Real Estate Investment Trust    2,500                     105
      Plum Creek Timber Co., Inc.    15,047                                  520
      PMC Commercial Trust    1,500                                           23
      Post Properties, Inc.    2,200                                          72
      Prentiss Properties Trust    2,700                                      90
      ProLogis    15,074                                                     597
      PS Business Parks, Inc.    3,000                                       121
      Public Storage, Inc.    10,900                                         640
      RAIT Investment Trust    3,300                                          90
      Ramco-Gershenson Properties    1,400                                    39
      Rayonier, Inc.    1,592                                                 80
      Realty Income Corp.    4,600                                           111
      Reckson Associates Realty Corp.    5,300                               171
      Redwood Trust, Inc.    2,500                                           125
      Regency Centers Corp.    5,700                                         300
      Saul Centers, Inc.    2,100                                             70
      Saxon Capital, Inc.    3,500                                            60
      Senior Housing Properties Trust    4,950                                86
   >o Shelbourne Properties I    500                                           5
   >o Shelbourne Properties III    500                                         3
      Shurgard Storage Centers, Inc., Class A    4,500                       188
      Simon Property Group, Inc.    18,574                                 1,227
      SL Green Realty Corp.    4,200                                         256
      Sovran Self Storage, Inc.    800                                        34
      The St. Joe Co.    5,300                                               369
      Sun Communities, Inc.    3,000                                         105
      Tanger Factory Outlet Centers    1,600                                  37
   @o Tarragon Corp.    4,422                                                 88
      Taubman Centers, Inc.    4,100                                         121
    o Tejon Ranch Co.    674                                                  30
    @ Thornburg Mortgage, Inc.    7,800                                      234
      The Town & Country Trust    1,000                                       27
    o Trammell Crow Co.    2,800                                              60
      Trizec Properties, Inc.    12,700                                      254
      Trustreet Properties, Inc.    1,000                                     16
      United Dominion Realty Trust, Inc.    9,400                            208
      United Mobile Homes, Inc.    1,600                                      25
      Universal Health Realty Income    900                                   30
      Urstadt Biddle Properties, Inc.    500                                   7
      Urstadt Biddle Properties, Inc., Class A    1,000                       15
    @ Ventas, Inc.    5,800                                                  157
      Vornado Realty Trust    10,500                                         803
      W.P. Carey & Co. LLC    4,100                                          122
      Washington Real Estate Investment Trust    3,100                        92
      Weingarten Realty Investment    7,975                                  287
    o Wellsford Real Properties, Inc.    1,400                                20
                                                                     -----------
                                                                          24,997
      RETAILING  4.2%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc.    500                                              9
    o 1-800-Flowers.com, Inc., Class A    3,700                               25
    o 99 Cents Only Stores    3,066                                           34

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Aaron Rents, Inc.    3,750                                              82
      Aaron Rents, Inc., Class A    2,175                                     42
      Abercrombie & Fitch Co., Class A    8,300                              448
    o Advance Auto Parts, Inc.    6,360                                      339
    o Advanced Marketing Services, Inc.    2,400                              11
    o Alloy, Inc.    3,100                                                    14
   @o Amazon.com, Inc.    33,700                                           1,091
    o America's Car Mart, Inc.    3,750                                       79
    @ American Eagle Outfitters, Inc.    10,100                              265
      The Andersons, Inc.    1,500                                            41
   @o AnnTaylor Stores Corp.    9,825                                        241
    o Artistdirect, Inc.    1,000                                              1
    o Asbury Automotive Group, Inc.    4,100                                  56
    o Autonation, Inc.    21,600                                             395
    o AutoZone, Inc.    8,900                                                739
    o Barnes & Noble, Inc.    7,400                                          263
    o Bed, Bath & Beyond, Inc.    23,700                                     882
      Best Buy Co., Inc.    26,150                                         1,316
   @o Big Lots, Inc.    11,100                                               113
      Blair Corp.    1,500                                                    49
      Blockbuster, Inc., Class A    6,900                                     68
      Borders Group, Inc.    9,000                                           218
      The Buckle, Inc.    1,000                                               34
      Building Material Holding Corp.    4,000                               220
      Burlington Coat Factory Warehouse Corp.    2,500                        69
    o Cabela's, Inc., Class A    3,500                                        70
    o Carmax, Inc.    3,923                                                  107
      The Cato Corp., Class A    1,200                                        31
    o Charming Shoppes, Inc.    7,700                                         57
    o Chico's FAS, Inc.    13,300                                            341
    o The Children's Place Retail Stores, Inc.    1,800                       67
      Christopher & Banks Corp.    2,650                                      41
    @ Circuit City Stores, Inc.    16,500                                    261
      Claire's Stores, Inc.    16,000                                        349
    o Coldwater Creek, Inc.    9,168                                         153
    o CSK Auto Corp.    3,500                                                 54
      DEB Shops, Inc.    1,600                                                38
    o Dick's Sporting Goods, Inc.    1,000                                    31
      Dillards, Inc., Class A    5,500                                       128
      Dollar General Corp.    27,775                                         565
    o Dollar Tree Stores, Inc.    8,650                                      212
    o The Dress Barn, Inc.    5,500                                           95
    o Duckwall-ALCO Stores, Inc.    1,800                                     35
    o eBay, Inc.    110,848                                                3,517
    o Electronics Boutique Holdings Corp.    1,300                            72
      Family Dollar Stores, Inc.    10,200                                   275
      Federated Department Stores, Inc.    22,400                          1,288
      The Finish Line, Class A    3,600                                       65
    o Finlay Enterprises, Inc.    1,000                                       12
      Foot Locker, Inc.    14,100                                            376
   @o Footstar, Inc.    600                                                    3
      Fred's, Inc.    3,262                                                   47
      Friedman's, Inc., Class A    6,500                                       7
   @o GameStop Corp., Class A    500                                          12
      The Gap, Inc.    73,900                                              1,578
    o Genesco, Inc.    4,300                                                 111
      Genuine Parts Co.    13,500                                            579
      Goody's Family Clothing, Inc.    5,000                                  41
    o Group 1 Automotive, Inc.    1,400                                       35
    o Guess?, Inc.    2,700                                                   35
    o Guitar Center, Inc.    1,700                                            84
      Handleman Co.    6,600                                                 115
      Haverty Furniture Cos., Inc.    4,200                                   60
    o Hibbet Sporting Goods, Inc.    2,362                                    64
    o Hollywood Media Corp.    1,100                                           5
      Home Depot, Inc.    187,000                                          6,614
   @o HOT Topic, Inc.    6,300                                               126
   @o IAC/InterActiveCorp    57,117                                        1,242
    o Insight Enterprises, Inc.    4,650                                      84
    o The J. Jill Group, Inc.    2,000                                        25
      J.C. Penney Co., Inc. Holding Co.    22,400                          1,062
    o Jo-Ann Stores, Inc.    3,795                                            96
    o Kohl's Corp.    25,800                                               1,228
      Limitedbrands    36,820                                                799
   @o Linens 'N Things, Inc.    4,300                                        100
      Lithia Motors, Inc., Class A    700                                     17
      Lowe's Cos., Inc.    63,700                                          3,319
      The May Department Stores Co.    24,000                                842
    o The Men's Wearhouse, Inc.    2,400                                      99
      Michaels Stores, Inc.    9,800                                         325
    o Monro Muffler Brake, Inc.    1,050                                      27
      Movie Gallery, Inc.    3,525                                            95
      The Neiman Marcus Group, Inc., Class A    2,700                        265
   @o NetFlix, Inc.    6,000                                                  69
      Nordstrom, Inc.    10,300                                              524
    o O'Reilly Automotive, Inc.    2,200                                     113
    o Office Depot, Inc.    26,000                                           509
    @ OfficeMax, Inc.    6,400                                               208
   @o Pacific Sunwear of California    9,975                                 226
    o The Pantry, Inc.    400                                                 13
    o Party City Corp.    3,800                                               55
    o Payless Shoesource, Inc.    5,906                                       81
      Pep Boys-Manny, Moe & Jack    2,500                                     35
    o Petco Animal Supplies, Inc.    5,000                                   157
      PETsMART, Inc.    11,100                                               296
      Pier 1 Imports, Inc.    3,900                                           57
    o Pomeroy IT Solutions, Inc.    2,100                                     28
   @o Priceline.com, Inc.    3,983                                           101
      RadioShack Corp.    14,100                                             352
      Regis Corp.    3,900                                                   139
    o Rent-A-Center, Inc.    5,250                                           126

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Rent-Way, Inc.    3,200                                                 25
    o Restoration Hardware, Inc.    1,700                                     11
    o Retail Ventures, Inc.    700                                             7
    o Rex Stores Corp.    1,875                                               25
      Ross Stores, Inc.    13,400                                            358
      Saks, Inc.    16,900                                                   288
    o Sears Holdings Corp.    8,885                                        1,202
      The Sherwin-Williams Co.    13,000                                     579
    o Shoe Carnival, Inc.    1,200                                            23
    o ShopKo Stores, Inc.    3,400                                            81
      Sonic Automotive, Inc.    1,400                                         28
    o The Source Interlink Cos., Inc.    5,000                                52
    > Spiegel, Inc., Class A    5,000                                         --
    o The Sports Authority, Inc.    370                                       10
    o The Sportsman's Guide, Inc.    7,500                                   151
    o Stage Stores, Inc.    1,200                                             45
      Staples, Inc.    61,800                                              1,179
    o Stein Mart, Inc.    3,800                                               77
      Talbots, Inc.    5,700                                                 146
      Target Corp.    74,600                                               3,462
    o TBC Corp.    100                                                         3
      Tiffany & Co.    11,500                                                347
      TJX Cos., Inc.    40,400                                               915
    o Too, Inc.    1,742                                                      40
    o Toys 'R' Us, Inc.    18,300                                            464
    o Tractor Supply Co.    4,000                                            161
    o Trans World Entertainment Corp.    1,500                                20
    o Tuesday Morning Corp.    2,500                                          66
    o Tweeter Home Entertainment Group, Inc.    1,100                          4
      United Auto Group, Inc.    1,000                                        28
    o Urban Outfitters, Inc.    6,400                                        284
    o Valuevision Media, Inc., Class A    1,400                               14
    o Weight Watchers International, Inc.    8,700                           363
    o Whitehall Jewellers, Inc.    1,800                                      13
    o Williams-Sonoma, Inc.    9,200                                         308
    o Winmark Corp.    1,200                                                  25
    o Zale Corp.    5,020                                                    136
                                                                     -----------
                                                                          48,554
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.7%
      --------------------------------------------------------------------------
    o Actel Corp.    1,100                                                    15
    o ADE Corp.    3,100                                                      66
    o Advanced Energy Industries, Inc.    3,900                               41
    o Advanced Micro Devices, Inc.    29,000                                 413
    o Advanced Power Technology, Inc.    1,500                                11
    o Agere Systems, Inc., Class A    70,116                                  82
    o Aixtron AG    255                                                        1
    o Alliance Semiconductor Corp.    1,200                                    2
    o Altera Corp.    30,400                                                 630
    o AMIS Holdings, Inc.    2,500                                            28
    o Amkor Technology, Inc.    14,400                                        46
    o Anadigics, Inc.    1,150                                                 2
      Analog Devices, Inc.    30,200                                       1,030
    o Applied Materials, Inc.    139,098                                   2,068
    o Applied Micro Circuits Corp.    12,238                                  33
    o Asyst Technologies, Inc.    1,700                                        6
    o Atmel Corp.    37,900                                                   88
    o ATMI, Inc.    1,400                                                     32
    o August Technology Corp.    1,300                                        15
    o Axcelis Technologies, Inc.    7,044                                     44
    o AXT, Inc.    800                                                         1
    o Broadcom Corp., Class A    26,200                                      784
    o Brooks Automation, Inc.    1,364                                        18
    o Cabot Microelectronics Corp.    660                                     19
    o Ceva, Inc.    433                                                        3
    o Cirrus Logic, Inc.    3,800                                             16
      Cohu, Inc.    1,100                                                     20
   @o Conexant Systems, Inc.    25,046                                        28
    o Credence Systems Corp.    1,700                                         11
    o Cree, Inc.    6,000                                                    145
   @o Cymer, Inc.    1,700                                                    42
    o Cypress Semiconductor Corp.    8,500                                   102
    o Diodes, Inc.    2,850                                                   83
    o DSP Group, Inc.    3,300                                                79
    o Electroglas, Inc.    900                                                 3
    o Emcore Corp.    1,500                                                    4
    o Entegris, Inc.    6,000                                                 52
    o ESS Technology, Inc.    2,100                                            8
    o Exar Corp.    3,300                                                     42
    o Fairchild Semiconductor International, Inc.,
      Class A    8,600                                                       116
    o FEI Co.    1,500                                                        27
    o FormFactor, Inc.    2,500                                               57
    o Freescale Semiconductor, Inc., Class B    21,360                       403
    o FSI International, Inc.    1,300                                         4
      Helix Technology Corp.    1,100                                         13
    o HI/FN, Inc.    800                                                       5
   @o Ibis Technology Corp.    800                                             1
    o Integrated Circuit Systems, Inc.    5,400                               99
    o Integrated Device Technology, Inc.    4,200                             45
    o Integrated Silicon Solutions, Inc.    3,400                             22
  (9) Intel Corp.    533,832                                              12,556
   @o International Rectifier Corp.    6,600                                 281
      Intersil Corp., Class A    12,364                                      216
    o IXYS Corp.    900                                                        9
   @o KLA-Tencor Corp.    15,000                                             585
    o Kopin Corp.    2,500                                                     8
    o Kulicke & Soffa Industries, Inc.    4,400                               22
    o Lam Research Corp.    11,600                                           297
    o Lattice Semiconductor Corp.    4,600                                    21
      Linear Technology Corp.    25,000                                      893

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Logicvision, Inc.    1,000                                               2
    o LSI Logic Corp.    29,964                                              161
    o LTX Corp.    1,900                                                       7
    o Mattson Technology, Inc.    4,100                                       26
      Maxim Integrated Products, Inc.    27,453                            1,027
    o MEMC Electronic Materials, Inc.    16,300                              191
    o Micrel, Inc.    6,800                                                   64
      Microchip Technology, Inc.    16,475                                   469
   @o Micron Technology, Inc.    49,500                                      481
    o Microsemi Corp.    7,000                                               118
    o Mindspeed Technologies, Inc.    7,598                                   10
    o MIPS Technology, Inc., Class A    1,100                                  8
    o MKS Instruments, Inc.    4,300                                          64
    o Monolithic System Technology, Inc.    1,200                              7
    o Mykrolis Corp.    3,021                                                 38
    o Nanometrics, Inc.    300                                                 3
      National Semiconductor Corp.    29,200                                 557
   @o Novellus Systems, Inc.    11,171                                       262
    o Nvidia Corp.    7,000                                                  154
   @o Omnivision Technologies, Inc.    2,800                                  39
    o Pericom Semiconductor Corp.    600                                       5
    o Photronics, Inc.    1,400                                               22
    o Pixelworks, Inc.    4,100                                               32
    o PLX Technology, Inc.    1,300                                           12
    o Power Integrations, Inc.    1,400                                       30
    o QuickLogic Corp.    900                                                  3
    o Rambus, Inc.    8,200                                                  117
    o RF Micro Devices, Inc.    13,700                                        54
    o Rudolph Technologies, Inc.    500                                        6
    o Semitool, Inc.    4,300                                                 39
    o Semtech Corp.    6,000                                                 101
    o Silicon Image, Inc.    2,000                                            20
    o Silicon Laboratories, Inc.    5,000                                    127
    o Silicon Storage Technology, Inc.    7,000                               18
    o Siliconix, Inc.    8,100                                               267
    o Sipex Corp.    1,600                                                     3
    o Skyworks Solutions, Inc.    5,689                                       30
    o Standard Microsystems Corp.    3,600                                    51
    o Supertex, Inc.    1,400                                                 20
    o Teradyne, Inc.    15,559                                               171
    o Tessera Technologies, Inc.    3,000                                     80
      Texas Instruments, Inc.    143,397                                   3,579
    o Therma-Wave, Inc.    1,000                                               1
    o Three-Five Systems, Inc.    1,099                                        1
    o Transmeta Corp.    4,500                                                 3
   @o Transwitch Corp.    3,100                                                4
   @o Tripath Technology, Inc.    1,800                                        1
    o Triquint Semiconductor, Inc.    5,310                                   16
    o Ultratech Stepper, Inc.    1,300                                        21
    o Varian Semiconductor Equipment Associates,
      Inc.    1,500                                                           56
    o Veeco Instruments, Inc.    3,500                                        47
    o Virage Logic Corp.    1,400                                             13
    o Vitesse Semiconductor Corp.    6,986                                    14
      Xilinx, Inc.    27,600                                                 744
    o Zoran Corp.    1,761                                                    19
                                                                     -----------
                                                                          31,208
      SOFTWARE & SERVICES  5.9%
      --------------------------------------------------------------------------
    o Activision, Inc.    14,900                                             215
    o Actuate Corp.    2,300                                                   4
      Acxiom Corp.    25,700                                                 488
    @ Adobe Systems, Inc.    20,000                                        1,189
    o Advent Software, Inc.    4,100                                          73
   @o Affiliated Computer Services, Inc., Class A
      12,000                                                                 572
    o Agile Software Corp.    1,900                                           13
    o Akamai Technologies, Inc.    8,938                                     106
    o Alliance Data Systems Corp.    6,600                                   267
    o Altiris, Inc.    2,500                                                  41
    o Analysts International Corp.    2,400                                    8
    o Ansoft Corp.    2,300                                                   53
    o answerthink, Inc.    1,700                                               6
    o Ansys, Inc.    3,400                                                   104
    o Anteon International Corp.    2,000                                     84
    o Ariba, Inc.    5,270                                                    32
    o Ascential Software Corp.    2,912                                       54
    o Ask Jeeves, Inc.    4,400                                              120
    o Aspect Communications Corp.    4,200                                    36
    o Aspen Technology, Inc.    6,000                                         27
    o Atari, Inc.    1,600                                                     4
      Autodesk, Inc.    16,800                                               535
      Automatic Data Processing, Inc.    48,100                            2,089
    o BEA Systems, Inc.    30,400                                            210
   @o BearingPoint, Inc.    7,100                                             44
    o BindView Development Corp.    1,700                                      5
    o The BISYS Group, Inc.    9,000                                         127
    o Blue Coat Systems, Inc.    340                                           5
    o Blue Martini Software, Inc.    285                                       1
    o BMC Software, Inc.    19,000                                           308
   @o Borland Software Corp.    3,000                                         17
    o Bottomline Technologies, Inc.    2,000                                  27
   @o BroadVision, Inc.    1,090                                               1
    o CACI International, Inc., Class A    2,100                             130
    o Cadence Design Systems, Inc.    22,600                                 316
    o Captaris, Inc.    2,200                                                  8
    o Carreker Corp.    3,700                                                 17
    o Catapult Communications Corp.    1,600                                  24
    o CCC Information Services Group, Inc.    7,322                          171
    o Centra Software, Inc.    2,400                                           5
    o Ceridian Corp.    19,500                                               329
      Certegy, Inc.    4,150                                                 151
    o Checkfree Corp.    7,900                                               290
    o Chordiant Software, Inc.    1,100                                        2
    o Ciber, Inc.    1,900                                                    15

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Citrix Systems, Inc.    20,000                                         450
    o Clarus Corp.    1,200                                                   10
    o Click Commerce, Inc.    320                                              3
    o CMGI, Inc.    14,086                                                    25
    o CNET Networks, Inc.    9,983                                            99
    o Cognizant Technology Solutions Corp., Class A
      10,600                                                                 445
      Computer Associates International, Inc.    47,226                    1,270
    o Computer Sciences Corp.    16,238                                      706
    o Compuware Corp.    19,900                                              118
    o Concord Communications, Inc.    1,600                                   26
    o Convergys Corp.    10,500                                              136
    o Corillian Corp.    2,000                                                 6
    o Covansys Corp.    5,000                                                 50
    o CSG Systems International, Inc.    5,400                                93
    o Datastream Systems, Inc.    1,300                                        8
    o Digimarc Corp.    3,500                                                 18
    o Digital Insight Corp.    2,300                                          46
    o Digital River, Inc.    2,100                                            56
    o Digitas, Inc.    4,000                                                  40
    o Divine, Inc., Class A    161                                            --
    o DoubleClick, Inc.    10,737                                             86
    o DST Systems, Inc.    8,100                                             368
    o Dynamics Research Corp.    1,200                                        22
    o E.piphany, Inc.    2,100                                                 6
    o Earthlink, Inc.    11,850                                              109
    o Edgewater Technology, Inc.    767                                        3
    o eFunds Corp.    5,002                                                  109
    o Electronic Arts, Inc.    25,200                                      1,345
      Electronic Data Systems Corp.    42,100                                815
    o eLoyalty Corp.    190                                                    1
    o Embarcadero Technologies, Inc.    2,900                                 14
    o Entrust, Inc.    2,800                                                  11
    o Epicor Software Corp.    4,000                                          44
    o EPIQ Systems, Inc.    550                                                8
   >o ePresence, Inc.    2,700                                                --
    o Equinix, Inc.    2,565                                                  90
    o Euronet Worldwide, Inc.    2,500                                        74
      Factset Research Systems, Inc.    3,750                                104
      Fair Isaac Corp.    7,744                                              255
    o FalconStor Software, Inc.    1,200                                       7
    o FileNet Corp.    3,800                                                 101
      First Data Corp.    71,932                                           2,736
    o Firstwave Technologies, Inc.    1,000                                    2
    o Fiserv, Inc.    15,300                                                 647
    o Forrester Research, Inc.    4,100                                       61
    o Gartner, Inc., Class A    10,300                                        87
   >o Genuity, Inc., Class A    280                                           --
    o Geoworks Corp.    800                                                   --
    @ Global Payments, Inc.    120                                             8
    o Google, Inc., Class A    22,500                                      4,950
    o Hewitt Associates, Inc., Class A    5,925                              158
    o Homestore, Inc.    4,200                                                 8
    o Hyperion Solutions Corp.    2,850                                      116
    o I2 Technologies, Inc.    612                                             5
   >o iBEAM Broadcasting Corp.    290                                         --
    o iGate Corp.    1,300                                                     5
    o Informatica Corp.    6,700                                              52
    o Inforte Corp.    3,700                                                  12
    o Infospace, Inc.    3,872                                               120
    o infoUSA, Inc.    2,300                                                  25
    o Innodata Isogen, Inc.    2,400                                           6
   @o Intellisync Corp.    1,500                                               4
    o Interactive Intelligence, Inc.    1,000                                  4
    o Interland, Inc.    510                                                   1
    o Internet Capital Group, Inc.    350                                      2
    o Internet Security Systems    4,600                                      89
    o InterVoice, Inc.    1,678                                               18
    o Interwoven, Inc.    5,925                                               46
    o Intrado, Inc.    3,600                                                  45
    o Intuit, Inc.    16,715                                                 674
    o iPayment, Inc.    2,500                                                 91
   @o Iron Mountain, Inc.    9,787                                           291
   >o iTEX escrow security    1,800                                           --
    o j2 Global Communications, Inc.    2,000                                 71
      Jack Henry & Associates, Inc.    6,300                                 108
    o JDA Software Group, Inc.    2,000                                       20
   >o Jupiter Media Metrix, Inc.    1,673                                     --
    o Kana Software, Inc.    528                                               1
    o Kanbay International, Inc.    3,000                                     54
    o Keane, Inc.    3,960                                                    47
    o Kronos, Inc.    1,875                                                   73
    o Lawson Software, Inc.    8,000                                          42
    o Liberate Technologies    5,900                                           2
    o Lightbridge, Inc.    2,200                                              13
    o LookSmart Ltd.    2,400                                                  2
    o Macromedia, Inc.    4,500                                              178
    o Macrovision Corp.    3,100                                              63
    o Magma Design Automation, Inc.    1,700                                  10
    o Management Network Group, Inc.    2,400                                  5
    o Manhattan Associates, Inc.    1,300                                     25
    o Manugistics Group, Inc.    2,300                                         4
    o Mapinfo Corp.    3,125                                                  35
    o Matrixone, Inc.    1,700                                                 7
    o MAXIMUS, Inc.    1,700                                                  52
    o McAfee, Inc.    14,445                                                 302
    o Mentor Graphics Corp.    5,700                                          51
    o Mercury Interactive Corp.    7,500                                     310
    o MetaSolv, Inc.    2,800                                                  6
    o Micromuse, Inc.    2,900                                                15
    o Micros Systems, Inc.    11,000                                         436
 =(3) Microsoft Corp.    896,760                                          22,688
    o MicroStrategy, Inc., Class A    856                                     37
   @o Midway Games, Inc.    5,600                                             51
    o Moldflow Corp.    300                                                    4
    o MPS Group, Inc.    8,100                                                65
    o MRO Software, Inc.    3,900                                             50

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o MSC.Software Corp.    1,800                                             19
    o Napster, Inc.    724                                                     4
    o Nassda Corp.    500                                                      3
    o NAVTEQ Corp.    6,100                                                  222
    o Neoforma, Inc.    1,500                                                  9
    o Neon Systems, Inc.    2,400                                              7
    o Net2Phone, Inc.    1,600                                                 3
    o NetIQ Corp.    7,704                                                    83
    o Netratings, Inc.    3,000                                               44
    o Netscout Systems, Inc.    1,800                                          7
    o Novell, Inc.    25,600                                                 151
    o Nuance Communications, Inc.    1,000                                     3
    o NYFIX, Inc.    750                                                       4
    o Onyx Software Corp.    350                                               1
    o Openwave Systems, Inc.    5,271                                         71
    o Opnet Technologies, Inc.    3,600                                       28
    o Opsware, Inc.    800                                                     4
    o Oracle Corp.    429,500                                              4,965
    o PalmSource, Inc.    2,500                                               22
    o Parametric Technology Corp.    9,700                                    52
      Paychex, Inc.    32,400                                                991
    o Pec Solutions, Inc.    1,000                                            15
    o Pegasus Solutions, Inc.    3,900                                        42
    o Peregrine Systems, Inc.    144                                           3
    o Perot Systems Corp., Class A    9,100                                  115
    o Phoenix Technologies Ltd.    1,300                                      11
    o PLATO Learning, Inc.    1,433                                           11
    o Portal Software, Inc.    1,220                                           3
    o Progress Software Corp.    4,200                                       112
    o Quality Systems, Inc.    1,800                                          86
    o Quest Software, Inc.    7,700                                           91
    o Quovadx, Inc.    2,600                                                   7
    o Radiant Systems, Inc.    1,300                                          11
    o RealNetworks, Inc.    6,000                                             37
   @o Red Hat, Inc.    7,100                                                  76
    o Register.com    1,296                                                    7
      Renaissance Learning, Inc.    2,100                                     35
      The Reynolds & Reynolds Co., Class A    7,500                          198
    o RSA Security, Inc.    5,000                                             54
    o S1 Corp.    12,930                                                      68
    o Saba Software, Inc.    500                                               2
      Sabre Holdings Corp., Class A    12,401                                243
    o Safeguard Scientifics, Inc.    3,300                                     4
    o Sagent Technology, Inc.    1,500                                        --
    o Salesforce.com, Inc.    8,500                                          123
    o Sapient Corp.    9,100                                                  65
    o ScanSoft, Inc.    1,204                                                  5
    o Secure Computing Corp.    3,200                                         28
    o Seebeyond Technology Corp.    3,100                                      8
    o Selectica, Inc.    1,900                                                 6
    o Serena Software, Inc.    4,600                                          88
    o Siebel Systems, Inc.    25,100                                         226
    o Sonic Foundry, Inc.    600                                               1
    o SonicWALL, Inc.    4,900                                                25
    o SPSS, Inc.    3,200                                                     52
    o SRA International, Inc., Class A    2,500                              163
      SS&C Technologies, Inc.    11,100                                      282
      Startek, Inc.    1,400                                                  20
    o Stellent, Inc.    1,100                                                  8
    o SumTotal Systems, Inc.    463                                            2
    o SunGard Data Systems, Inc.    23,900                                   798
    o SupportSoft, Inc.    4,800                                              23
   @o Sybase, Inc.    19,036                                                 360
    o Symantec Corp.    51,800                                               973
    o Synopsys, Inc.    13,684                                               225
    o Synplicity, Inc.    1,200                                                6
      Syntel, Inc.    2,500                                                   40
    o Take-Two Interactive Software, Inc.    12,000                          282
      Talx Corp.    2,550                                                     63
    o TeleCommunication Systems, Inc., Class A    1,300                        3
   @o THQ, Inc.    1,950                                                      49
    o TIBCO Software, Inc.    16,000                                         114
    o Tier Technologies, Inc., Class B    500                                  4
    o The Titan Corp.    6,381                                               115
      Total System Services, Inc.    16,300                                  401
    o Transaction Systems Architects, Inc., Class A
      5,200                                                                  108
    o Troy Group, Inc.    2,000                                                5
    o Tumbleweed Communications Corp.    2,000                                 4
    o Ulticom, Inc.    4,800                                                  43
    o Unisys Corp.    27,600                                                 179
    o United Online, Inc.    6,150                                            54
    o Usinternetworking, Inc.    1,100                                        --
    o VA Software Corp.    1,427                                               2
    o Valueclick, Inc.    6,000                                               62
    o Verint Systems, Inc.    2,500                                           80
    o VeriSign, Inc.    20,875                                               552
    o Veritas Software Corp.    35,024                                       721
    o Verity, Inc.    4,100                                                   34
    o Versata, Inc.    9                                                      --
    o Vertel Corp.    900                                                     --
    o Viewpoint Corp.    2,000                                                 4
    o Vignette Corp.    8,948                                                 10
    o Vitria Technology, Inc.    925                                           3
    o WatchGuard Technologies, Inc.    1,800                                   6
    o WebEx Communications, Inc.    2,500                                     55
    o webMethods, Inc.    1,921                                                9
    o Websense, Inc.    2,500                                                133
    o Wind River Systems, Inc.    6,760                                       88
    o Witness Systems, Inc.    2,100                                          37
   @o WorldGate Communications, Inc.    2,000                                  8
    o Yahoo! Inc.    111,144                                               3,836

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o Zix Corp.    900                                                         2
                                                                     -----------
                                                                          69,107
      TECHNOLOGY HARDWARE & EQUIPMENT  5.9%
      --------------------------------------------------------------------------
    o 3Com Corp.    17,900                                                    56
    o Adaptec, Inc.    5,700                                                  21
    o ADC Telecommunications, Inc.    28,220                                  64
      Adtran, Inc.    7,000                                                  145
    o Advanced Digital Information Corp.    2,600                             18
    o Aeroflex, Inc.    5,400                                                 43
   @o Agilent Technologies, Inc.    39,317                                   816
      Agilysys, Inc.    1,600                                                 21
    o American Technical Ceramics Corp.    500                                 5
    o Amphenol Corp., Class A    8,800                                       347
    o Anaren, Inc.    3,300                                                   32
    o Andrew Corp.    10,925                                                 134
    o Anixter International, Inc.    3,300                                   122
    o APA Optics, Inc.    1,000                                                1
    o Apple Computer, Inc.    61,600                                       2,221
    o Arris Group, Inc.    2,600                                              20
   @o Arrow Electronics, Inc.    12,000                                      292
    o Audiovox Corp., Class A    1,600                                        22
    o Avanex Corp.    2,100                                                    2
    o Avaya, Inc.    37,885                                                  329
    o Avici Systems, Inc.    375                                               2
   @o Avid Technology, Inc.    3,600                                         178
    o Avnet, Inc.    11,288                                                  213
    o Avocent Corp.    13,963                                                351
      AVX Corp.    14,000                                                    152
    o Aware, Inc.    1,100                                                     5
      BEI Technologies, Inc.    3,700                                         85
      Bel Fuse, Inc., Class A    1,200                                        29
      Belden CDT, Inc.    4,400                                               81
    o Bell Microproducts, Inc.    1,000                                        8
    o Benchmark Electronics, Inc.    10,050                                  272
      Black Box Corp.    5,200                                               169
    o Brightpoint, Inc.    1,650                                              35
    o Brocade Communications Systems, Inc.    21,000                          92
    o C-COR.net Corp.    3,100                                                20
    o CalAmp Corp.    1,000                                                    6
    o Carrier Access Corp.    2,500                                           13
      CDW Corp.    6,800                                                     372
    o Centillium Communications, Inc.    1,000                                 2
    o Checkpoint Systems, Inc.    4,600                                       73
    o CIENA Corp.    17,294                                                   40
    o Cisco Systems, Inc.    563,969                                       9,745
    o Clarent Corp.    1,545                                                  --
    o ClearOne Communications, Inc.    1,000                                   3
    o Cogent, Inc.    5,000                                                  112
      Cognex Corp.    2,900                                                   63
    o Cognitronics Corp.    2,600                                              9
    o Coherent, Inc.    1,300                                                 42
    o Com21, Inc.    1,400                                                    --
    o Comarco, Inc.    500                                                     4
    o CommScope, Inc.    4,900                                                69
    o Computer Network Technology Corp.    1,100                               4
    o Comtech Telecommunications Corp.    2,175                               76
    o Comverse Technology, Inc.    13,400                                    305
    o Concurrent Computer Corp.    3,000                                       5
    o Copper Mountain Networks, Inc.    5,200                                  5
    o Corning, Inc.    115,607                                             1,590
    o CoSine Communications, Inc.    730                                       2
      CTS Corp.    5,800                                                      61
    o Daktronics, Inc.    2,600                                               53
    o DDi Corp.    8                                                          --
    o Dell, Inc.    209,300                                                7,290
      Diebold, Inc.    5,300                                                 256
    o Digital Lightwave, Inc.    1,300                                         1
    o Dionex Corp.    1,200                                                   52
    o Ditech Communications Corp.    4,100                                    46
    o Echelon Corp.    3,700                                                  23
    o Electro Scientific Industries, Inc.    1,300                            21
    o Electronics for Imaging    3,400                                        56
    o EMC Corp.    199,686                                                 2,620
    o EMS Technologies, Inc.    1,000                                         11
    o Emulex Corp.    5,900                                                   92
    o Enterasys Networks, Inc.    8,500                                        6
    o Excel Technology, Inc.    600                                           13
    o Extreme Networks, Inc.    4,500                                         20
    o F5 Networks, Inc.    3,300                                             141
    o Fargo Electronics, Inc.    2,000                                        29
    o Finisar Corp.    7,900                                                  10
    o First Virtual Communications, Inc.    240                               --
    o Flir Systems, Inc.    4,800                                            128
    o Foundry Networks, Inc.    9,300                                         78
      Frequency Electronics, Inc.    500                                       6
    o Gateway, Inc.    11,800                                                 40
    o Gerber Scientific, Inc.    1,900                                        13
    o Glenayre Technologies, Inc.    2,300                                     5
    o Global Imaging Systems, Inc.    2,100                                   73
    o Harmonic, Inc.    6,342                                                 35
      Harris Corp.    14,000                                                 395
      Hewlett-Packard Co.    252,916                                       5,177
   @o Hutchinson Technology, Inc.    16,600                                  615
    o ID Systems, Inc.    3,000                                               32
    o Identix, Inc.    1,600                                                   8
      Imation Corp.    2,000                                                  70
    o Immersion Corp.    800                                                   4
    o InFocus Corp.    1,600                                                   6
    o Ingram Micro, Inc., Class A    13,400                                  223
    o Intelli-Check, Inc.    500                                               2
      Inter-Tel, Inc.    6,000                                               114
    o Interdigital Communications Corp.    4,500                              74

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Intergraph Corp.    9,700                                              287
      International Business Machines Corp.    142,350                    10,873
      Iomega Corp.    12,400                                                  36
    o Itron, Inc.    2,500                                                    90
    o Ixia    5,200                                                           83
    o Jabil Circuit, Inc.    15,400                                          425
    o JDS Uniphase Corp.    112,424                                          166
   @o Juniper Networks, Inc.    40,565                                       916
      Keithley Instruments, Inc.    3,200                                     44
    o Kemet Corp.    6,700                                                    42
      Landauer, Inc.    1,100                                                 50
    o Lantronix, Inc.    1,900                                                 3
    o LaserCard Corp.    1,000                                                 5
    o LeCroy Corp.    900                                                     12
   @o Lexar Media, Inc.    5,400                                              24
    o Lexmark International, Inc., Class A    10,900                         757
    o Lightpath Technologies, Inc., Class A    75                             --
    o Littelfuse, Inc.    2,000                                               54
    o Lucent Technologies, Inc.    301,923                                   734
    o Maxtor Corp.    17,748                                                  86
    o Maxwell Technologies, Inc.    1,000                                      8
    o McData Corp., Class A    2,617                                           8
    o Measurement Specialties, Inc.    700                                    16
    o Mechanical Technology, Inc.    1,800                                     8
    o Merix Corp.    3,700                                                    29
      Methode Electronics, Class A    3,600                                   41
      Mocon, Inc.    600                                                       6
      Molex, Inc.    16,125                                                  410
      Motorola, Inc.    193,455                                            2,968
    o MRV Communications, Inc.    4,307                                        8
      MTS Systems Corp.    4,500                                             130
      National Instruments Corp.    5,675                                    122
    o NCR Corp.    23,800                                                    785
    o Netopia, Inc.    2,100                                                   8
    o Network Appliance, Inc.    27,500                                      732
    o Network Equipment Technologies, Inc.    5,000                           26
    o Newport Corp.    4,200                                                  58
    o NMS Communications Corp.    1,500                                        5
    o Novatel Wireless, Inc.    160                                            1
    o Oplink Communications, Inc.    4,600                                     7
    o Optical Communication Products, Inc.    500                              1
    o OSI Systems, Inc.    3,700                                              53
    o OYO Geospace Corp.    300                                                6
    o Packeteer, Inc.    1,100                                                13
   @o PalmOne, Inc.    1,569                                                  34
      Park Electrochemical Corp.    3,600                                     80
   @o Parkervision, Inc.    400                                                2
    o Paxar Corp.    2,300                                                    41
    o PC Connection, Inc.    3,000                                            17
    o PC-Tel, Inc.    1,400                                                   10
    o Pemstar, Inc.    1,600                                                   2
    o Performance Technologies, Inc.    1,600                                  9
   @o Photon Dynamics, Inc.    3,400                                          66
    o Pinnacle Systems, Inc.    1,800                                          9
    o Planar Systems, Inc.    3,700                                           29
      Plantronics, Inc.    4,000                                             126
    o Plexus Corp.    1,700                                                   21
    o Polycom, Inc.    9,200                                                 140
    o Powerwave Technologies, Inc.    3,200                                   23
    o Presstek, Inc.    1,100                                                  8
    o Printronix, Inc.    2,400                                               34
    o QLogic Corp.    8,522                                                  283
      Qualcomm, Inc.    135,100                                            4,714
    o Quantum Corp.    5,500                                                  13
    o Radisys Corp.    3,700                                                  52
    o Redback Networks, Inc.    8,076                                         43
    o Remec, Inc.    2,500                                                    12
   @o Research Frontiers, Inc.    800                                          4
      Richardson Electronics Ltd.    1,300                                    12
    o Rofin-Sinar Technologies, Inc.    1,900                                 56
    o Rogers Corp.    300                                                     10
    o SafeNet, Inc.    2,770                                                  77
    o Sandisk Corp.    11,000                                                261
    o Sanmina -- SCI Corp.    41,316                                         166
    o SatCon Technology Corp.    900                                           1
    o SBS Technologies, Inc.    1,700                                         16
    o Scansource, Inc.    600                                                 28
      Scientific-Atlanta, Inc.    11,900                                     364
    o SCM Microsystems, Inc.    1,200                                          4
    o Seachange International, Inc.    3,350                                  35
      Seagate Technology    12,500                                           220
   @o Silicon Graphics, Inc.    4,800                                          4
    o Sirenza Microdevices, Inc.    1,300                                      3
    o Sirf Technology Holdings, Inc.    3,500                                 40
    o Socket Communications, Inc.    800                                       1
    o Solectron Corp.    81,520                                              269
    o Somera Communications, Inc.    1,900                                     3
   @o Sonus Networks, Inc.    19,400                                          67
      Spectralink Corp.    1,000                                              11
    o Storage Technology Corp.    14,400                                     400
   >o StorageNetworks, Inc.    2,100                                          --
    o Stratasys, Inc.    1,350                                                37
    o Stratex Networks, Inc.    2,800                                          4
    o Sun Microsystems, Inc.    248,230                                      901
      Sunrise Telecom, Inc.    2,000                                           4
  @>o Superior Telecom, Inc.    1,124                                         --
    o Sycamore Networks, Inc.    18,200                                       61
      Symbol Technologies, Inc.    19,437                                    260
    o Symmetricom, Inc.    8,450                                              87
    o Synaptics, Inc.    3,500                                                63
   @o Taser International, Inc.    1,700                                      15
    o Tech Data Corp.    5,300                                               194
    o Technitrol, Inc.    4,000                                               52
    o Tekelec    8,700                                                       118

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Tektronix, Inc.    9,202                                               199
    o Tellabs, Inc.    34,564                                                268
    o Terayon Communication Systems Corp.    2,800                             8
    o Tessco Technologies, Inc.    900                                        12
    o Tollgrade Communications, Inc.    3,600                                 25
    o Trimble Navigation Ltd.    5,700                                       196
    o TTM Technologies, Inc.    4,400                                         40
   @o UNOVA, Inc.    5,600                                                    99
   @o Utstarcom, Inc.    1,200                                                11
    o Viasat, Inc.    3,500                                                   62
    o Vishay Intertechnology, Inc.    11,781                                 126
    o Westell Technologies, Inc., Class A    2,560                            13
    o Western Digital Corp.    15,700                                        199
    o WJ Communications, Inc.    2,300                                         5
    o Xerox Corp.    69,700                                                  924
    o Xybernaut Corp.    1,400                                                --
    o YDI Wireless, Inc.    100                                               --
    o Zebra Technologies Corp., Class A    6,375                             304
    o Zhone Technologies, Inc.    1,000                                        2
    o Zomax, Inc.    2,000                                                     5
    o Zygo Corp.    500                                                        5
                                                                     -----------
                                                                          69,097
      TELECOMMUNICATION SERVICES  2.8%
      --------------------------------------------------------------------------
    o @Road, Inc.    4,400                                                    15
   @o Alamosa Holdings, Inc.    8,000                                        104
    o Alaska Communications Systems Group, Inc.    2,700                      25
    @ Alltel Corp.    26,435                                               1,506
    o American Tower Corp., Class A    19,500                                336
      AT&T Corp.    66,447                                                 1,271
    o AT&T Latin America Corp., Class A    2,100                              --
      Atlantic Tele-Network, Inc.    1,300                                    40
      BellSouth Corp.    160,887                                           4,262
    o Centennial Communications Corp.    8,000                                92
      CenturyTel, Inc.    10,500                                             322
    o Cincinnati Bell, Inc.    18,568                                         74
    @ Citizens Communications Co.    24,900                                  317
    o Commonwealth Telephone Enterprises, Inc.    9,400                      437
   @o Covad Communications Group, Inc.    7,000                                8
    o Crown Castle International Corp.    20,900                             337
      CT Communications, Inc.    4,500                                        52
   >o CTC Communications Group, Inc.    1,550                                 --
      D&E Communications, Inc.    4,000                                       33
   @o Global Crossing Ltd.    2,500                                           30
      Hickory Tech Corp.    6,100                                             56
    o IDT Corp., Class B    7,600                                            107
   @o Level 3 Communications, Inc.    53,000                                  96
    o Lynch Interactive Corp.    900                                          23
    @ MCI, Inc.    26,300                                                    698
  @>o McLeodUSA, Inc., Class A escrow    21,892                               --
    o Metro One Telecommunications    4,400                                    5
    o Moscow CableCom Corp.    1,400                                           7
    o Nextel Communications, Inc., Class A    88,900                       2,488
   @o Nextel Partners, Inc., Class A    15,200                               357
      North Pittsburgh Systems, Inc.    3,500                                 63
    o Price Communications Corp.    4,047                                     69
    o Primus Telecommunications Group, Inc.    7,500                          11
   @o Qwest Communications International, Inc.
      118,337                                                                405
    o Rural Cellular Corp., Class A    1,200                                   6
    o SBA Communications Corp.    1,300                                       11
      SBC Communications, Inc.    281,016                                  6,688
    o Spectrasite, Inc.    4,000                                             225
    @ Sprint Corp. (FON Group)    116,750                                  2,599
    o Talk America Holdings, Inc.    5,000                                    43
  @>o TelCove    4,638                                                        --
      Telephone & Data Systems, Inc.    4,300                                332
    o Time Warner Telecom, Inc., Class A    4,500                             18
    o U.S. Cellular Corp.    6,100                                           282
    o Ubiquitel, Inc.    10,000                                               72
      Verizon Communications, Inc.    232,468                              8,322
      Warwick Valley Telephone Co.    2,100                                   46
    o Western Wireless Corp., Class A    7,700                               302
    o Wireless Facilities, Inc.    1,800                                      10
                                                                     -----------
                                                                          32,602
      TRANSPORTATION  1.7%
      --------------------------------------------------------------------------
   @o AirTran Holdings, Inc.    5,800                                         48
    o Alaska Air Group, Inc.    1,900                                         51
      Alexander & Baldwin, Inc.    5,600                                     228
    o Amerco, Inc.    900                                                     41
   @o AMR Corp.    12,000                                                    126
      Arkansas Best Corp.    1,100                                            35
   @o ATA Holdings Corp.    1,200                                              1
      Burlington Northern Santa Fe Corp.    30,300                         1,462
      C.H. Robinson Worldwide, Inc.    7,500                                 387
    @ CNF, Inc.    4,500                                                     192
   @o Continental Airlines, Inc., Class B    5,000                            59
      CSX Corp.    17,100                                                    686
   @o Delta Air Lines, Inc.    10,300                                         34

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Dollar Thrifty Automotive Group, Inc.    3,500                         119
    o EGL, Inc.    4,150                                                      81
      Expeditors International Washington, Inc.    8,100                     398
    o ExpressJet Holdings, Inc.    3,000                                      27
      FedEx Corp.    28,063                                                2,384
      Florida East Coast Industries, Class A    3,600                        153
    o Forward Air Corp.    5,400                                             130
      Heartland Express, Inc.    6,706                                       124
      Interpool, Inc.    1,200                                                24
    @ J.B. Hunt Transport Services, Inc.    6,500                            254
   @o JetBlue Airways Corp.    7,975                                         160
    o Kansas City Southern Railway    5,050                                   96
    o Kirby Corp.    2,800                                                   114
      Knight Transportation, Inc.    2,700                                    57
    o Laidlaw International, Inc.    8,200                                   184
    o Landstar Systems, Inc.    15,200                                       466
    o MAIR Holdings, Inc.    1,100                                            10
   @o Mesa Air Group, Inc.    1,300                                            7
      Norfolk Southern Corp.    31,400                                       986
    o Northwest Airlines Corp.    6,500                                       34
    o Old Dominion Freight Line    2,700                                      76
      Overnite Corp.    2,500                                                 75
    o Pacer International, Inc.    2,800                                      58
    o Park-Ohio Holdings Corp.    2,600                                       37
      Ryder Systems, Inc.    6,400                                           236
    o SCS Transportation, Inc.    4,100                                       63
    @ SkyWest, Inc.    4,000                                                  72
      Southwest Airlines Co.    64,125                                       954
    o Swift Transportation Co., Inc.    5,970                                127
      Union Pacific Corp.    22,000                                        1,407
      United Parcel Service, Inc., Class B    91,480                       6,523
    @ USF Corp.    1,300                                                      55
      Werner Enterprises, Inc.    5,832                                      108
   @o Yellow Roadway Corp.    4,594                                          225
                                                                     -----------
                                                                          19,174
      UTILITIES  3.3%
      --------------------------------------------------------------------------
    o The AES Corp.    52,596                                                846
      AGL Resources, Inc.    4,300                                           149
   @o Allegheny Energy, Inc.    10,500                                       257
      Allete, Inc.    2,733                                                  114
      Alliant Energy Corp.    9,300                                          245
      Ameren Corp.    15,100                                                 781
      American Electric Power Co., Inc.    33,820                          1,191
      American States Water Co.    950                                        24
      Aqua America, Inc.    3,671                                             98
      Atmos Energy Corp.    6,700                                            176
      Avista Corp.    3,800                                                   64
    o BayCorp Holdings Ltd.    6                                              --
      Black Hills Corp.    1,400                                              48
   @o Calpine Corp.    12,300                                                 22
      Cascade Natural Gas Corp.    3,500                                      66
    @ Centerpoint Energy, Inc.    26,100                                     309
      Central Vermont Public Service Corp.    2,700                           57
      CH Energy Group, Inc.    1,900                                          81
      Cinergy Corp.    15,100                                                598
      Cleco Corp.    3,400                                                    69
    o CMS Energy Corp.    5,000                                               65
    @ Consolidated Edison, Inc.    17,000                                    736
      Constellation Energy Group, Inc.    16,800                             883
      Dominion Resources, Inc.    26,610                                   2,006
      DPL, Inc.    11,452                                                    291
      DTE Energy Co.    13,801                                               634
      Duke Energy Corp.    76,800                                          2,242
      Duquesne Light Holdings, Inc.    6,100                                 107
      Edison International    49,200                                       1,786
    o El Paso Electric Co.    2,800                                           55
      Energen Corp.    2,600                                                 161
      Energy East Corp.    12,214                                            318
      Entergy Corp.    18,200                                              1,334
      Equitable Resources, Inc.    4,400                                     254
      Exelon Corp.    54,474                                               2,696
    @ FirstEnergy Corp.    28,217                                          1,228
      Florida Public Utilites Co.    1,066                                    19
      FPL Group, Inc.    29,400                                            1,200
      Great Plains Energy, Inc.    9,000                                     275
      Green Mountain Power Corp.    3,800                                    113
      Hawaiian Electric Industries, Inc.    7,700                            195
      Idacorp, Inc.    4,200                                                 113
    @ Inergy L.P.    2,000                                                    66
      KeySpan Corp.    13,400                                                508
      The Laclede Group, Inc.    3,300                                        90
      MDU Resources Group, Inc.    10,950                                    296
      MGE Energy, Inc.    400                                                 13
      National Fuel Gas Co.    5,800                                         158
      New Jersey Resources Corp.    1,650                                     72
      Nicor, Inc.    3,000                                                   111
      NiSource, Inc.    22,864                                               531
      Northeast Utilities, Inc.    10,124                                    185
      Northwest Natural Gas Co.    2,700                                      96
    o NRG Energy, Inc.    9,000                                              280
      NSTAR    3,867                                                         209
      OGE Energy Corp.    6,500                                              179
    @ Oneok, Inc.    7,400                                                   214
      Otter Tail Corp.    1,100                                               27
      Peoples Energy Corp.    3,200                                          127
      Pepco Holdings, Inc.    14,000                                         303
   @o PG&E Corp.    34,900                                                 1,212
      Piedmont Natural Gas Co.    3,200                                       73
      Pinnacle West Capital Corp.    6,800                                   285
      PNM Resources, Inc.    5,500                                           152

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PPL Corp.    15,000                                                    814
      Progress Energy, Inc.    21,159                                        888
      Public Service Enterprise Group, Inc.    19,000                      1,104
      Puget Energy, Inc.    7,500                                            161
      Questar Corp.    8,100                                                 473
    o Reliant Energy, Inc.    25,125                                         256
      SCANA Corp.    7,905                                                   307
   >o Seagate escrow security    7,500                                        --
      Sempra Energy    19,175                                                774
   @o Sierra Pacific Resources    4,476                                       48
   @o SoftBrands, Inc.    689                                                  1
      The Southern Co.    60,900                                           2,007
   @o Southern Union Co.    5,785                                            139
      Southwest Gas Corp.    3,600                                            88
      TECO Energy, Inc.    5,600                                              93
      TXU Corp.    26,400                                                  2,265
   >o U.S. Wireless Corp.    400                                              --
      UGI Corp.    4,100                                                     206
      UIL Holdings Corp.    5,400                                            277
      Unisource Energy Corp.    3,800                                        119
      Unitil Corp.    600                                                     16
      Vectren Corp.    5,766                                                 156
      Westar Energy, Inc.    8,200                                           188
      WGL Holdings, Inc.    3,000                                             91
      Wisconsin Energy Corp.    11,400                                       402
      WPS Resources Corp.    2,400                                           127
      Xcel Energy, Inc.    34,195                                            587
                                                                     -----------
                                                                          38,680
      PREFERRED STOCK  0.0% of net assets

      REAL ESTATE  0.0%
      --------------------------------------------------------------------------
      Commercial Net Lease Realty    147                                       4
      Simon Property Group LP    1,200                                        70
                                                                     -----------
                                                                              74
      WARRANTS  0.0% of net assets

      HEALTH CARE EQUIPMENT & SERVICES  0.0%
      --------------------------------------------------------------------------
    o Magellan Health Services, Inc. expires
      01/05/11    7                                                           --

      MATERIALS  0.0%
      --------------------------------------------------------------------------
    o Metals USA, Inc. expires 10/31/07    97                                  1

      MEDIA  0.0%
      --------------------------------------------------------------------------
   >o RCN Corp.    1                                                          --

      SOFTWARE & SERVICES  0.0%
      --------------------------------------------------------------------------
    o MicroStrategy, Inc.     57                                              --
   >o Pinnacle Holdings, Inc. expires 11/13/07    9                           --
                                                                     -----------
                                                                              --
      TECHNOLOGY HARDWARE & EQUIPMENT  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires 12/10/07
      10,245                                                                   5
    o Redback Networks, Inc. expires 01/02/11    81                           --
    o Redback Networks, Inc. expires 01/02/11    85                           --
                                                                     -----------
                                                                               5
      TRANSPORTATION  0.0%
      --------------------------------------------------------------------------
   >o Timco Aviation Services expires 02/28/07    160                         --

      RIGHTS  0.0% of net assets

      COMMERCIAL SERVICES & SUPPLIES  0.0%
      --------------------------------------------------------------------------
    o Comdisco Holding Co.    4,700                                            1
    o Information Resources, Inc.    2,500                                     2
                                                                     -----------
                                                                               3
      PHARMACEUTICALS & BIOTECHNOLOGY  0.0%
      --------------------------------------------------------------------------
    o OSI Pharmaceuticals, Inc.     1,640                                     --
    o Virologic, Inc. expires    4,080                                         1
                                                                     -----------
                                                                               1

      SHORT-TERM INVESTMENT  0.1% of net assets

      Provident Institutional TempFund    690,000                            690

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                         FACE
      SECURITY                                          AMOUNT          VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.0% of net assets

    = U.S. Treasury Bill
          2.73%, 06/16/05                                      90             90

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.0%
      --------------------------------------------------------------------------
      Bank of America Corp.
          2.80%, 05/02/05                                   2,503          2,503
      Canadian Imperial Bank of Commerce/New
      York
          1.72%, 05/25/05                                     425            425
      Fortis Bank NY
          2.06%, 06/08/05                                   4,628          4,627
          1.78%, 06/06/05                                   2,173          2,172
      Skandinav Enskilda Bank
          2.94%, 05/17/05                                  11,656         11,656
      Societe Generale
          2.91%, 05/16/05                                   2,872          2,871
                                                                     -----------
                                                                          24,254
      SHORT-TERM INVESTMENTS  5.3%
      --------------------------------------------------------------------------
      KBC Bank, Time Deposit
          2.95%, 05/02/05                                   3,403          3,403

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market Trust    57,898,142                      57,898
                                                                     -----------
                                                                          61,301

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 4/30/05. All numbers x $1,000 except number of futures contracts.

                                           NUMBER
                                             OF          CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE         LOSSES
      FUTURES CONTRACTS

      S&P 500 Index e-mini,
      Long Expires 06/17/05                  25           1,448          (42)

SCHWAB CAPITAL TRUST

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of April 30, 2005, unaudited

The following is the schedule of portfolio holdings at 04/30/05. The schedule should be read in conjunction with the fund's semi-annual report for the period ended 04/30/05.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 @  All or a portion of this security is on loan

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
  99.2%  FOREIGN COMMON STOCK                       1,010,696         1,319,430

   0.1%  SHORT-TERM INVESTMENT                          2,054             2,054

   0.1%  FOREIGN PREFERRED STOCK                          766             1,043

   0.0%  WARRANTS                                         200                --
--------------------------------------------------------------------------------
  99.4%  TOTAL INVESTMENTS                          1,013,716         1,322,527

  14.4%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                           191,005           191,005

(13.8)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (183,158)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,330,374

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       FOREIGN COMMON STOCK  99.2% of net assets

       AUSTRALIA  4.5%
       -------------------------------------------------------------------------
       AMP Ltd.    334,425                                                 1,764
       Australia & New Zealand Banking Group Ltd.    321,102               5,420
       BHP Billiton Ltd.    639,314                                        8,087
       Coles Myer Ltd.    193,940                                          1,302
       Commonwealth Bank of Australia    229,864                           6,537
       Foster's Group Ltd.    374,154                                      1,503
       Insurance Australia Group Ltd.    299,917                           1,427
       Macquarie Bank Ltd.    41,612                                       1,491
       Macquarie Infrastructure Group    386,221                           1,100
       National Australia Bank Ltd.    277,850                             6,351
     @ QBE Insurance Group Ltd.    128,017                                 1,497
     @ Rio Tinto Ltd.    52,799                                            1,717
       St. George Bank Ltd.    92,734                                      1,795
       Suncorp-Metway Ltd.    94,261                                       1,455
       Telstra Corp. Ltd.    1,070,140                                     4,050
       Wesfarmers Ltd.    68,881                                           1,940
       Westfield Group    272,373                                          3,461
       Westpac Banking Corp.    334,397                                    5,109
       Woodside Petroleum Ltd.    81,387                                   1,503
       Woolworths Ltd.    186,347                                          2,234
                                                                     -----------
                                                                          59,743
       BELGIUM  0.9%
       -------------------------------------------------------------------------
     @ Dexia    128,641                                                    2,969
       Electrabel SA    4,910                                              2,290
       Fortis    217,864                                                   6,084
       Solvay SA    11,315                                                 1,291
                                                                     -----------
                                                                          12,634
       CANADA  6.1%
       -------------------------------------------------------------------------
       Alcan, Inc.    62,405                                               2,029
     @ Bank of Montreal    87,288                                          3,940
     @ Bank of Nova Scotia    180,984                                      5,767
       Barrick Gold Corp.    92,119                                        2,070
     @ BCE, Inc.    166,296                                                4,002
     @ Brascan Corp.    35,110                                             1,272
     @ Canadian Imperial Bank of Commerce    61,163                        3,643
       Canadian National Railway Co.    51,520                             2,966
       Canadian Natural Resources Ltd.    47,454                           2,360
     @ Enbridge, Inc.    29,990                                            1,516
       EnCana Corp.    81,714                                              5,244
       Imperial Oil Ltd.    17,349                                         1,233
       Inco Ltd.    37,300                                                 1,338
       Loblaw Cos. Ltd.    17,129                                          1,042
     @ Magna International, Inc., Class A    16,812                        1,036
     @ Manulife Financial Corp.    143,695                                 6,603
     @ National Bank of Canada    32,393                                   1,353
       Nortel Networks Corp.    784,900                                    2,001
       Novelis, Inc.    1                                                     --
       Petro-Canada    47,762                                              2,659
       Placer Dome, Inc.    83,200                                         1,114
       Potash Corp. of Saskatchewan    19,697                              1,663
       Power Corp. of Canada    59,004                                     1,501
     @ Power Financial Corp.    45,375                                     1,195
       Royal Bank of Canada    116,611                                     6,964
     @ Sun Life Financial, Inc.    104,587                                 3,274
       Suncor Energy, Inc.    81,600                                       3,021

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Talisman Energy, Inc.    70,312                                     2,127
     @ Thomson Corp.    40,000                                             1,326
       Toronto-Dominion Bank    126,134                                    5,060
     @ TransCanada Corp.    84,878                                         2,005
                                                                     -----------
                                                                          81,324
       DENMARK  0.7%
       -------------------------------------------------------------------------
       AP Moller-Maersk A/S    174                                         1,542
       AP Moller-Maersk A/S    178                                         1,547
       Danske Bank A/S    78,577                                           2,309
       Novo-Nordisk A/S, Class B    46,150                                 2,341
       TDC A/S    29,418                                                   1,260
                                                                     -----------
                                                                           8,999
       FRANCE  10.7%
       -------------------------------------------------------------------------
       Accor SA    37,106                                                  1,704
     @ Air Liquide SA    20,461                                            3,672
     o Alcatel SA, Class A    233,944                                      2,526
       Arcelor SA    107,796                                               2,193
     @ AXA SA    280,494                                                   7,028
       BNP Paribas    141,162                                              9,345
       Bouygues    44,850                                                  1,793
     @ Carrefour SA    114,351                                             5,572
       Cie Generale D'Optique Essilor International
       SA    16,331                                                        1,170
       Compagnie de Saint-Gobain    57,691                                 3,271
       Credit Agricole SA    122,995                                       3,199
       France Telecom SA    253,842                                        7,487
     o Groupe Danone    44,351                                             4,166
     @ L'Oreal SA    56,322                                                4,060
       Lafarge SA    30,598                                                2,793
       Lagardere S.C.A.    22,248                                          1,614
       LVMH Moet-Hennessy Louis Vuitton SA    48,668                       3,451
       Michelin (C.G.D.E.), Class B    25,956                              1,579
       Pernod-Ricard    9,539                                              1,450
       Peugeot SA    32,613                                                1,939
       Pinault-Printemps-Redoute SA    12,173                              1,203
     @ Renault SA    34,255                                                2,880
       Sanofi-Aventis    173,827                                          15,443
       Schneider Electric SA    40,373                                     2,919
       Societe Generale, Class A    72,960                                 7,297
       STMicroelectronics NV    124,674                                    1,777
     @ Suez SA    167,555                                                  4,599
   (5) Total SA    114,369                                                25,514
       Veolia Environnement    47,306                                      1,793
     @ Vinci SA    13,931                                                  2,100
    @o Vivendi Universal SA    192,671                                     5,783
    *o Vivendi Universal SA    54,392                                      1,613
                                                                     -----------
                                                                         142,933
       GERMANY  7.3%
       -------------------------------------------------------------------------
     @ Adidas-Salomon AG    8,093                                          1,265
     @ Allianz AG    61,988                                                7,498
       BASF AG    98,512                                                   6,468
       Bayer AG    131,706                                                 4,371
     o Bayerische Hypo-und Vereinsbank AG    108,268                       2,587
     o Bayerische Motoren Werke AG    59,949                               2,546
    @o Commerzbank AG    88,304                                            1,939
    @o Continental AG    26,167                                            1,939
       DaimlerChrysler AG    149,404                                       5,940
       Deutsche Bank AG    97,835                                          8,000
       Deutsche Boerse AG    19,400                                        1,465
       Deutsche Post AG    75,227                                          1,771
     @ Deutsche Telekom AG    428,462                                      8,134
     @ E.ON AG    119,317                                                 10,153
     o Infineon Technologies AG    98,700                                    827
       Linde AG    14,312                                                    951
       Metro AG    25,777                                                  1,375
     @ Muenchener Rueckversicherungs AG    33,394                          3,691
       RWE AG    83,876                                                    5,024
       SAP AG    36,535                                                    5,783
       Schering AG    29,646                                               1,958
       Siemens AG    148,778                                              10,999
       ThyssenKrupp AG    74,228                                           1,377
       Volkswagen AG    40,893                                             1,709
                                                                     -----------
                                                                          97,770
       HONG KONG / CHINA  1.2%
       -------------------------------------------------------------------------
       Cheung Kong Holdings Ltd.    254,240                                2,403
       CLP Holdings Ltd.    340,080                                        1,928
       Hang Seng Bank Ltd.    121,836                                      1,668
       Hong Kong & China Gas Co.    600,400                                1,226
       HongKong Electric Holdings    188,756                                 863
       Hutchison Whampoa Ltd.    394,370                                   3,522
       Sun Hung Kai Properties Ltd.    247,604                             2,371
       Swire Pacific Ltd., Class A    167,890                              1,399
                                                                     -----------
                                                                          15,380
       IRELAND  0.1%
       -------------------------------------------------------------------------
       Depfa Bank PLC    63,448                                              976

       ITALY  4.1%
       -------------------------------------------------------------------------
       Alleanza Assicurazioni SPA    87,330                                1,041
       Assicurazioni Generali SPA    200,626                               6,187
     @ Banca Intesa SPA    846,414                                         4,055
       Banco Popolare di Verona e Novara    66,166                         1,222

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Capitalia SPA    324,968                                            1,746
     @ Enel SPA    640,287                                                 6,093
       ENI-Ente Nazionale Idrocarburi SPA    473,784                      11,952
       Mediaset SPA    110,368                                             1,438
       Mediobanca SPA    98,668                                            1,628
       Riunione Adriatica di Sicurta SPA    52,500                         1,146
     @ Sanpaolo IMI SPA    230,234                                         3,420
     @ Telecom Italia RNC SPA    1,076,571                                 3,046
       Telecom Italia SPA    1,712,255                                     5,824
       TIM SPA    50,439                                                     295
       UniCredito Italiano SPA    885,071                                  4,971
                                                                     -----------
                                                                          54,064
       JAPAN  17.1%
       -------------------------------------------------------------------------
       Aeon Co. Ltd.    117,000                                            1,812
       Ajinomoto Co., Inc.    92,000                                       1,104
       Asahi Glass Co. Ltd.    179,000                                     1,982
       Asahi Kasei Corp.    250,000                                        1,203
       Bridgestone Corp.    116,657                                        2,236
       Canon, Inc.    139,395                                              7,246
     @ Central Japan Railway Co.    120                                      986
     @ Chubu Electric Power Co., Inc.    112,100                           2,685
       Dai Nippon Printing Co. Ltd.    117,000                             1,874
       Daiwa Securities Group, Inc.    225,045                             1,424
       Denso Corp.    92,000                                               2,176
       East Japan Railway Co.    621                                       3,229
       Eisai Co. Ltd.    45,000                                            1,498
       Fanuc Ltd.    32,300                                                1,900
       Fuji Photo Film Co. Ltd.    86,811                                  2,862
       Fujitsu Ltd.    326,000                                             1,789
       Hitachi Ltd.    559,079                                             3,279
       Honda Motor Co. Ltd.    141,539                                     6,807
       Hoya Corp.    17,907                                                1,868
       Ito-Yokado Co. Ltd.    63,503                                       2,186
     o Itochu Corp.    273,000                                             1,344
       Japan Tobacco, Inc.    126                                          1,622
       JFE Holdings, Inc.    94,000                                        2,607
       The Kansai Electric Power Co.    130,000                            2,612
       Kao Corp.    91,619                                                 2,118
       KDDI Corp.    401                                                   1,848
       Keyence Corp.    5,900                                              1,301
     @ Kintetsu Corp.    305,830                                             949
       Kirin Brewery Co. Ltd.    136,000                                   1,317
       Komatsu Ltd.    166,609                                             1,172
       Konica Minolta Holdings, Inc.    81,000                               777
       Kyocera Corp.    31,500                                             2,295
       Kyushu Electric Power Co.    73,493                                 1,575
       Matsushita Electric Industrial Co. Ltd.    387,912                  5,671
       Millea Holdings, Inc.    272                                        3,705
       Mitsubishi Corp.    229,000                                         3,136
       Mitsubishi Electric Corp.    303,000                                1,602
       Mitsubishi Estate Co. Ltd.    199,502                               2,144
       Mitsubishi Heavy Industries Ltd.    565,000                         1,500
       Mitsubishi Tokyo Financial Group, Inc.    687                       5,934
       Mitsui & Co. Ltd.    239,000                                        2,267
       Mitsui Fudosan Co. Ltd.    125,777                                  1,403
       Mitsui Sumitomo Insurance Co. Ltd.    254,875                       2,313
       Mizuho Financial Group, Inc.    1,295                               6,076
       Murata Manufacturing Co. Ltd.    40,574                             2,010
       NEC Corp.    327,000                                                1,796
       Nikko Cordial Corp.    240,000                                      1,119
       Nintendo Co. Ltd.    18,239                                         2,068
       Nippon Oil Corp.    250,000                                         1,763
       Nippon Steel Corp.    1,020,000                                     2,583
       Nippon Telegraph & Telephone Corp.    1,667                         6,979
       Nissan Motor Co. Ltd.    387,196                                    3,808
       Nitto Denko Corp.    28,000                                         1,526
       Nomura Holdings, Inc.    345,000                                    4,386
       NTT DoCoMo, Inc.    3,141                                           4,861
       Omron Corp.    43,000                                                 939
       Osaka Gas Co. Ltd.    394,000                                       1,239
     o Resona Holdings, Inc.    1,883,903                                  3,553
       Ricoh Co. Ltd.    118,000                                           1,876
       Rohm Co. Ltd.    19,112                                             1,796
       Sankyo Co. Ltd.    59,000                                           1,229
     @ Sanyo Electric Co. Ltd.    258,655                                    749
       Secom Co. Ltd.    38,500                                            1,533
       Sekisui House Ltd.    94,000                                          992
       Seven-Eleven Japan Co. Ltd.    63,000                               1,774
       Sharp Corp.    156,785                                              2,440
       Shin-Etsu Chemical Co. Ltd.    64,280                               2,368
       SMC Corp.    11,000                                                 1,155
     @ Softbank Corp.    41,000                                            1,645
       Sompo Japan Insurance, Inc.    140,920                              1,365
     @ Sony Corp.    168,500                                               6,217
       Sumitomo Corp.    188,000                                           1,592
       Sumitomo Electric Industries Ltd.    131,000                        1,362
     @ Sumitomo Mitsui Financial Group, Inc.    638                        4,115
       The Sumitomo Trust & Banking Co. Ltd.    172,950                    1,078
     @ Suzuki Motor Corp.    66,294                                        1,128
       Takeda Pharmaceutical Co. Ltd.    141,200                           6,867
       TDK Corp.    22,000                                                 1,531
       Tohoku Electric Power Co.    83,700                                 1,614
       The Tokyo Electric Power Co., Inc.    201,890                       4,843
       Tokyo Electron Ltd.    28,000                                       1,437
     @ Tokyo Gas Co. Ltd.    463,201                                       1,859

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Toppan Printing Co. Ltd.    104,653                                 1,140
       Toshiba Corp.    524,178                                            2,143
   (9) Toyota Motor Corp.    476,703                                      17,287
       UFJ Holdings, Inc.    486                                           2,551
       West Japan Railway Co.    225                                         836
       Yahoo! Japan Corp.    230                                             515
    @o Yahoo! Japan Corp.    230                                             515
       Yamanouchi Pharmaceutical Co. Ltd.    92,370                        3,343
       Yamato Transport Co. Ltd.    78,000                                 1,028
                                                                     -----------
                                                                         227,987
       NETHERLANDS  5.5%
       -------------------------------------------------------------------------
       ABN Amro Holdings NV    297,220                                     7,230
       Aegon NV    246,696                                                 3,103
       Akzo Nobel NV    51,942                                             2,137
     o ASML Holding NV    93,364                                           1,355
       European Aeronautic Defense & Space Co.    45,714                   1,307
       Heineken Nv    43,627                                               1,390
       ING Groep NV    397,081                                            10,976
     o Koninklijke Ahold NV    279,023                                     2,118
       Koninklijke Philips Electronics NV    240,531                       5,986
       Reed Elsevier NV    127,172                                         1,837
   (6) Royal Dutch Petroleum Co.    372,124                               21,786
       Royal KPN NV    360,914                                             3,020
       TNT NV    67,143                                                    1,829
       Unilever NV    103,665                                              6,693
       VNU NV    47,654                                                    1,347
       Wolters Kluwer NV    55,267                                           986
                                                                     -----------
                                                                          73,100
       SPAIN  4.4%
       -------------------------------------------------------------------------
       ACS Actividades Cons y Serv    44,790                               1,096
     @ Altadis SA    49,394                                                2,100
       Banco Bilbao Vizcaya Argentaria SA    611,313                       9,498
       Banco Popular Espanol    36,929                                     2,310
     @ Banco Sabadell SA    46,907                                         1,175
       Banco Santander Central Hispano SA    1,114,188                    13,019
       Endesa SA    185,884                                                4,075
     @ Iberdrola SA    142,297                                             3,719
       Inditex SA    41,211                                                1,227
       Repsol YPF SA    171,807                                            4,371
     @ Telefonica SA    884,400                                           15,082
                                                                     -----------
                                                                          57,672
       SWEDEN  2.1%
       -------------------------------------------------------------------------
       Electrolux AB, Series B    53,392                                   1,084
     @ ForeningsSparbanken AB    74,977                                    1,766
     @ Hennes & Mauritz AB, Series B    88,355                             3,061
       Nordea Bank AB    402,520                                           3,836
     @ Sandvik AB    39,679                                                1,556
       Skandinaviska Enskilda Banken, Series A    85,410                   1,512
       Svenska Cellulosa AB, Series B    35,963                            1,257
       Svenska Handelsbanken AB, Series A    94,588                        2,136
       Telefonaktiebolaget LM Ericsson, Class B    2,715,488               8,056
       TeliaSonera AB    343,834                                           1,816
       Volvo AB, Series B    40,445                                        1,642
                                                                     -----------
                                                                          27,722
       SWITZERLAND  7.4%
       -------------------------------------------------------------------------
     o ABB Ltd.    336,908                                                 2,115
       Adecco SA, Registered    22,375                                     1,087
       Compangnie Financiere Richemont AG, Series A    96,843              2,904
    @o Credit Suisse Group    198,542                                      8,389
     @ Holcim Ltd.    30,865                                               1,882
  @(8) Nestle SA, Registered    72,759                                    19,224
   (7) Novartis AG, Registered    438,082                                 21,409
       Roche Holdings - Genus    126,304                                  15,343
       Swiss Reinsurance, Registered    56,990                             3,800
     o Swisscom AG, Registered    3,997                                    1,386
       Syngenta AG    18,113                                               1,884
       UBS AG, Registered    184,721                                      14,830
       Zurich Financial Services AG    26,124                              4,436
                                                                     -----------
                                                                          98,689
       UNITED KINGDOM  27.1%
       -------------------------------------------------------------------------
       Allied Domecq PLC    198,976                                        2,613
       AstraZeneca PLC    291,743                                         12,779
       Aviva PLC    417,820                                                4,727
       BAA PLC    195,619                                                  2,173
       BAE Systems PLC    566,657                                          2,779
       Barclays PLC    1,159,501                                          11,975
       BG Group PLC    622,564                                             4,835
       BHP Billiton PLC    439,504                                         5,388
       BOC Group PLC    85,159                                             1,586
       Boots Group PLC    127,401                                          1,466
   (1) BP PLC    3,841,438                                                39,202
       British American Tobacco PLC    283,908                             5,329
       British Land Co. PLC    90,252                                      1,414
       British Sky Broadcasting PLC    230,143                             2,391
       BT Group PLC    1,530,743                                           5,861

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
       Cable & Wireless PLC    386,258                                       889
       Cadbury Schweppes PLC    376,410                                    3,790
       Carnival PLC    30,775                                              1,586
       Centrica PLC    662,309                                             2,821
       Compass Group PLC    401,745                                        1,802
       Diageo PLC    543,966                                               8,071
       Dixons Group PLC    356,181                                           971
       Friends Provident PLC    333,413                                    1,027
       Gallaher Group PLC    117,546                                       1,835
   (4) GlaxoSmithKline PLC    1,048,777                                   26,525
       GUS PLC    171,971                                                  2,755
       Hanson PLC    128,676                                               1,190
       HBOS PLC    697,524                                                10,356
       Hilton Group PLC    287,543                                         1,508
   (2) HSBC Holdings PLC    1,990,084                                     31,860
       Imperial Tobacco Group PLC    135,528                               3,888
       Intercontinental Hotels Group PLC    102,143                        1,220
       ITV PLC    738,032                                                  1,716
       J. Sainsbury PLC    191,810                                         1,038
       Kingfisher PLC    442,761                                           2,092
       Land Securities Group PLC    88,563                                 2,257
       Legal & General Group PLC    1,136,832                              2,276
       Lloyds TSB Group PLC    999,063                                     8,593
       Man Group PLC    50,854                                             1,185
       Marks & Spencer Group PLC    275,748                                1,780
       National Grid Transco PLC    565,797                                5,571
       Next PLC    51,729                                                  1,467
     o O2 PLC    1,558,989                                                 3,491
       Pearson PLC    143,637                                              1,750
       Prudential PLC    433,019                                           3,908
       Reckitt Benckiser PLC    103,396                                    3,363
       Reed Elsevier PLC    236,461                                        2,320
       Rentokil Initial PLC    364,152                                     1,092
       Reuters Group PLC    267,194                                        1,973
       Rio Tinto PLC    186,911                                            5,652
       Rolls-Royce Group PLC    296,618                                    1,350
       Rolls-Royce Group PLC, B Shares    14,830,900                          29
  (10) Royal Bank of Scotland Group PLC    571,593                        17,279
       SABMiller PLC    151,731                                            2,253
       Scottish & Newcastle PLC    145,929                                 1,270
       Scottish & Southern Energy PLC    148,675                           2,675
       Scottish Power PLC    347,294                                       2,814
       Severn Trent Water PLC    60,427                                    1,124
       Shell Transport & Trading Co. PLC    1,732,396                     15,581
       Smith & Nephew PLC    175,479                                       1,811
       Smiths Group PLC    107,917                                         1,774
       Standard Chartered PLC    214,229                                   3,868
       Tesco PLC    1,376,566                                              8,138
       Unilever PLC    505,156                                             4,811
       United Utilities PLC    99,658                                      1,212
   (3) Vodafone Group PLC    11,594,083                                   30,345
       Wm. Morrison Supermarkets    434,304                                1,618
       Wolseley PLC    100,048                                             2,014
       WPP Group PLC    214,518                                            2,335
                                                                     -----------
                                                                         360,437

       FOREIGN PREFERRED STOCK  0.1% of net assets

       GERMANY  0.1%
       -------------------------------------------------------------------------
       Henkel KGaA    12,100                                               1,043

       WARRANTS  0.0% of net assets

       FRANCE  0.0%
       -------------------------------------------------------------------------
     o Casino Guichard Perrachon SA, expires 12/15/05  1,026                  --


       UNITED STATES  0.0%
       -------------------------------------------------------------------------
     o NTL, Inc., Series A, expires 01/13/11    48                            --
                                                                     -----------
                                                                              --

At April 30, 2005, all foreign securities were valued at fair value in accordance with board approved procedures (See Accounting Policies).

                                                                        FACE
       SECURITY                                                        AMOUNT
         RATE, MATURITY DATE                                         ($ X 1,000)
       SHORT-TERM INVESTMENT  0.1% of net assets

       Bank of America, London Time Deposit
             2.36%, 05/02/05                                 2,054         2,054

END OF INVESTMENTS.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
       14.4% of net assets

SHORT-TERM INVESTMENT  14.4%
--------------------------------------------------------------------------------
Securities Lending Investments Fund  191,005,254                  191,005

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)   (1)   Code of ethics - not applicable to this semi-annual report.

      (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

      (3)   Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust

By: /s/ Evelyn Dilsaver
   --------------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: June 8, 2005
      ------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
   --------------------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: June 8, 2005
      ------

By: /s/ George Pereira
   --------------------------------
      George Pereira
      Principal Financial Officer

Date: June 8, 2005
      ------